Jason L. Bradshaw

Senior Variable Compliance Consultant

North American Companies

for Life and Health Insurance

525 West Van Buren • Chicago, Illinois 60607

Phone:  800.800.3656, Ext. 27878 • Fax: 312.648.7778

E-Mail:  jbradshaw@sfgmembers.com

April 25, 2017

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

 RE: Midland National Life Separate Account C

        File Number 333-176870 – LiveWell Variable Annuity

Commissioners:

Enclosed for filing is a copy, including exhibits, of Post-Effective Amendment Number 11 to the above referenced Form N-4 Registration Statement.

This amendment is being filed pursuant to paragraph (b) of Rule 485, and pursuant to subparagraph (b)(4) of that Rule, we certify the amendment does not contain disclosure which would render it ineligible to become effective pursuant to said paragraph (b).

If you have any comments or questions about this filing, please contact Fred Bellamy of Eversheds-Sutherland (US) at 202-383-0126 or fredbellamy@eversheds-sutherland.com.

Sincerely,

/s/ Jason L Bradshaw

Jason L. Bradshaw

Senior Variable Compliance Consultant

cc:        Frederick R. Bellamy

            Eversheds-Sutherland (US)

As filed with the Securities and Exchange Commission on April 25, 2017
Registration Nos. 333-176870
811-07772

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	o
Pre-Effective Amendment No.	o
Post-Effective Amendment No. 11	x
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY	o
ACT OF 1940
Amendment No. 131	x

MIDLAND NATIONAL LIFE SEPARATE ACCOUNT C
(Exact Name of Registrant)

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(Name of Depositor)

One Sammons Plaza, Sioux Falls, SD 57193
(Address of Depositor's Principal Executive Offices)

Depositor's Telephone Number, including Area Code:
(605) 335-5700

Name and Address of Agent for Service:	Copy to:

Brian Hansen	Frederick R. Bellamy, Esq.
Senior Vice President, General Counsel & Secretary	Eversheds-Sutherland (US)
Midland National Life Insurance Company	700 Sixth Street, NW, Suite 700
Sammons Financial Group	Washington, DC 20001-3980
4350 Westown Parkway
West Des Moines, IA 50266

It is proposed that this filing will become effective:
o	Immediately upon filing pursuant to paragraph (b) of Rule 485
x	On May 1, 2017	pursuant to paragraph (b) of Rule 485
o	60 days after filing pursuant to paragraph (a) of Rule 485
o	On	pursuant to paragraph (a) of Rule 485

Title of securities being registered:
LiveWell Variable Annuity
Individual Flexible Premium Variable Annuity Contracts.

LiveWell Variable Annuity Prospectus

May 1, 2017

An Individual Flexible Premium Deferred Variable Annuity

issued by: Midland National Life Insurance Company

through the Midland National Life Separate Account C

This prospectus describes what You should know before purchasing the LiveWell Variable Annuity Contract.  Please read this prospectus carefully and keep it for future reference.

The LiveWell Variable Annuity (the “Contract”) is designed to aid in long-term financial planning and provides for accumulation of capital on a tax-deferred basis for retirement or other savings needs.  The minimum initial premium for a Contract is $10,000.

The investment options available under Your Contract are listed on the following pages.  No one insures or guarantees any of these investments.  Separate prospectuses describe the investment objectives, policies and risks of each investment option.

Replacing an existing annuity with the Contract may not be of financial benefit to You.  Your existing annuity may be subject to fees or penalties on surrender.  Compare the fees, charges, coverage provisions and limitations, if any, of Your existing contract with those of the Contract described in this prospectus.

We pay compensation to broker/dealers whose registered representatives sell the Contract.  See “Distribution of the Contracts” for additional information about the compensation We pay.

A Statement of Additional Information (“SAI”) about the Contract and the Midland National Life Separate Account C, dated May 1, 2017 has been filed with the Securities and Exchange Commission (“SEC”).  The SAI is available free of charge by accessing the SEC’s Internet website (www.sec.gov) or upon request, free of charge, by writing to Us at Our Customer Service Center, Midland National Life Insurance Company, P.O. Box 758547, Topeka, Kansas 66675-8547 or by calling Our Customer Service Center toll-free (866) 747-3421.  The table of contents of the SAI is included at the end of this prospectus and is incorporated herein by reference.  The SEC maintains a website (www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding registrants that file electronically with the SEC.

You may allocate Your premiums to the Separate Account investment options (see Definitions) that invest in a specified mutual fund (“portfolio”).  The investment options invest in the following series funds or trusts:

• The Alger Portfolios	• Ivy Variable Insurance Portfolios
• AB Variable Products Series Fund, Inc.	• Janus Aspen Series
• ALPS Variable Investment Trust	• Lazard Retirement Series, Inc.
• American Century Variable Portfolios, Inc.	• Legg Mason Partners Variable Equity Trust
• American Funds Insurance Series®	• Legg Mason Partners Variable Income Trust
• BlackRock Variable Series Funds, Inc.	• Lord Abbett Series Fund, Inc.
• Calvert Variable Products, Inc.	• MFS Variable Insurance Trust
• Calvert Variable Series, Inc.	• MFS Variable Insurance Trust II
• Columbia Funds Variable Insurance Trust	• Northern Lights Variable Trust
• Columbia Funds Variable Series Trust II	• Oppenheimer Variable Account Funds
• Deutsche Variable Insurance Portfolios	• PIMCO Variable Insurance Trust
• Eaton Vance Variable Trust	• Pioneer Variable Contracts Trust
• Fidelity® Variable Insurance Products	• The Prudential Series Funds
• First Investors Life Series Funds	• Royce Capital Fund
• Franklin Templeton Variable Insurance Products Trust	• T. Rowe Price
• Guggenheim Variable Insurance Funds	• VanEck VIP Trust

Your accumulation value in the investment options will increase or decrease based on investment performance of the mutual fund portfolios.  You bear this risk.  No one insures or guarantees any of these investments.  Separate prospectuses describe the investment objectives, policies and risks of the portfolios.

NEITHER THE SEC NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE.  ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THE CONTRACT DESCRIBED IN THIS PROSPECTUS IS NOT A BANK DEPOSIT, NOT AN OBLIGATION OF A BANK, AND IS NOT GUARANTEED BY A BANK.  THIS CONTRACT IS NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. THE CONTRACT INVOLVES INVESTMENT RISK INCLUDING POSSIBLE LOSS OF PRINCIPAL.

The Separate Account investment options (the “subaccounts”) currently available under Your Contract are:

1. AB VPS Dynamic Asset Allocation Portfolio B	40. Columbia Variable Portfolio - High Yield Bond Fund Share Class 2
2. AB VPS Real Estate Investment Portfolio B	41. Deutsche Alternative Asset Allocation VIP-B
3. AB VPS Small/Mid Cap Value Portfolio B	42. Deutsche Equity 500 Index VIP-B
4. Alger Capital Appreciation Portfolio Class S	43. Deutsche Global Small Cap VIP-B
5. ALPS | Alerian Energy Infrastructure Portfolio Class III	44. Deutsche Small Cap Index VIP-B
6. ALPS | Red Rocks Listed Private Equity Class III	45. Deutsche Small Mid Cap Value VIP-B
7. American Century VP Inflation Protection Fund II	46. Eaton Vance VT Floating-Rate Income Fund
8. American Century VP Mid Cap Value Fund II	47. Fidelity® VIP Contrafund® Portfolio Service Class 2
9. American Century VP Ultra Fund II	48. Fidelity® VIP Emerging Markets Portfolio Service Class 2
10. American Century VP Value Fund II	49. Fidelity® VIP FundsManager 50% Portfolio Service Class 2
11. American Funds IS Asset Allocation Fund Class 4	50. Fidelity® VIP FundsManager 70% Portfolio Service Class 2
12. American Funds IS Blue Chip Income and Growth Fund Class 4	51. Fidelity® VIP FundsManager 85% Portfolio Service Class 2
13. American Funds IS Capital Income Builder® Class 4	52. Fidelity® VIP High Income Portfolio Service Class 2
14. American Funds IS Global Growth and Income Fund Class 4	53. Fidelity® VIP Mid Cap Portfolio Service Class 2
15. American Funds IS Global Growth Fund Class 4	54. Fidelity® VIP Overseas Portfolio Service Class 2
16. American Funds IS Global Small Capitalization Fund Class 4	55. Fidelity® VIP Real Estate Portfolio Service Class 2
17. American Funds IS Growth Fund Class 4	56. Fidelity® VIP Strategic Income Portfolio Service Class 2
18. American Funds IS Growth-Income Fund Class 4	57. Fidelity® VIP Value Strategies Portfolio Service Class 2
19. American Funds IS International Fund Class 4	58. First Investors Life Series International Fund
20. American Funds IS International Growth and Income Fund Class 4	59. First Investors Life Series Opportunity Fund
21. American Funds IS New World Fund® Class 4	60. First Investors Life Series Total Return Fund
22. American Funds IS U.S. Government/AAA-Rated Securities Fund Class 4	61. Franklin Income VIP Fund Class 2
23. American Funds IS Ultra-Short Bond Fund Class 4	62. Franklin Mutual Global Discovery VIP Fund Class 2
24. BlackRock Basic Value V.I. Fund Class III	63. Franklin Mutual Shares VIP Fund Class 2
25. BlackRock Equity Dividend V.I. Fund Class III	64. Franklin Rising Dividends VIP Fund Class 2
26. BlackRock Global Allocation V.I. Fund Class III	65. Guggenheim VIF Global Managed Futures Strategy Fund
27. BlackRock iShares® Alternative Strategies V.I. Fund Class III	66. Guggenheim VIF Long Short Equity Fund
28. BlackRock iShares® Dynamic Allocation V.I. Fund Class III	67. Guggenheim VIF Multi-Hedge Strategies Fund
29. BlackRock iShares® Dynamic Fixed Income V.I. Fund Class III	68. Guggenheim VIF Small Cap Value Fund Series Q
30. BlackRock iShares® Equity Appreciation V.I. Fund Class III	69. Ivy VIP Asset Strategy
31. BlackRock Large Cap Growth V.I. Fund Class III	70. Ivy VIP Balanced
32. Calvert VP SRI Mid Cap Growth Portfolio	71. Ivy VIP Dividend Opportunities
33. ClearBridge Variable Aggressive Growth Class II	72. Ivy VIP Energy
34. ClearBridge Variable Dividend Strategy Portfolio Class II	73. Ivy VIP Global Bond
35. ClearBridge Variable Mid Cap Portfolio Class II	74. Ivy VIP Global Growth
36. ClearBridge Variable Small Cap Growth Portfolio Class II	75. Ivy VIP Growth
37. Columbia Variable Portfolio - Contrarian Core Fund Share Class 2	76. Ivy VIP High Income
38. Columbia Variable Portfolio - Dividend Opportunity Fund Share Class 2	77. Ivy VIP International Core Equity
39. Columbia Variable Portfolio - Emerging Markets Bond Fund Share Class 2	78. Ivy VIP Mid Cap Growth

Separate Account investment options continued on next page.

79. Ivy VIP Mid Cap Growth	113. PIMCO All Asset Portfolio Advisor Class
80. Ivy VIP Science and Technology	114. PIMCO CommodityRealReturn® Strategy Portfolio Advisor Class
81. Ivy VIP Small Cap Core	115. PIMCO Emerging Markets Bond Portfolio Advisor Class
82. Ivy VIP Small Cap Growth	116. PIMCO Foreign Bond (USD-Hedged) Portfolio Advisor Class
83. Janus Aspen Balanced Portfolio Service Shares	117. PIMCO Global Multi-Asset Managed Allocation Portfolio Advisor Class
84. Janus Aspen Enterprise Portfolio Service Shares	118. PIMCO High Yield Portfolio Advisor Class
85. Janus Aspen Flexible Bond Portfolio Service Shares	119. PIMCO Low Duration Portfolio Advisor Class
86. Janus Aspen Global Research Portfolio Service Shares	120. PIMCO Real Return Portfolio Advisor Class
87. Janus Aspen Global Technology Portfolio Service Shares	121. PIMCO Short-Term Portfolio Advisor Class
88. Janus Aspen Global Unconstrained Bond Portfolio Service Shares	122. PIMCO Total Return Portfolio Advisor Class
89. Janus Aspen Overseas Portfolio Service Shares	123. PIMCO Unconstrained Bond Portfolio Advisor Class
90. Janus Aspen Perkins Mid Cap Value Portfolio Service Shares	124. Pioneer Bond VCT Portfolio Class II
91. Janus Aspen Research Portfolio Service Shares	125. Pioneer Equity Income VCT Portfolio Class II
92. Lazard Retirement Global Dynamic Multi Asset Portfolio Service Shares	126. Pioneer Fund VCT Portfolio Class II
93. Lazard Retirement International Equity Portfolio Service Shares	127. Pioneer High Yield VCT Portfolio Class II
94. Lord Abbett Series Fund Bond Debenture Portfolio VC	128. Pioneer Strategic Income VCT Portfolio Class II
95. Lord Abbett Series Fund Developing Growth Portfolio VC	129. Power Income VIT Fund Class 2
96. Lord Abbett Series Fund Fundamental Equity Portfolio VC	130. Prudential Series Fund Natural Resources Portfolio Class II
97. Lord Abbett Series Fund Short Duration Income Portfolio VC	131. Prudential Series Fund SP Prudential U.S. Emerging Growth Portfolio Class II
98. MFS VIT II Blended Research Core Equity Service Class	132. QS Legg Mason Dynamic Multi-Strategy VIT Portfolio Class II
99. MFS VIT II Corporate Bond Portfolio Service Class	133. Royce Capital Fund - Micro-Cap Portfolio Service Class
100. MFS VIT II Emerging Markets Equity Portfolio Service Class	134. Royce Capital Fund - Small-Cap Portfolio Service Class
101. MFS VIT II Global Tactical Allocation Portfolio Service Class	135. Rydex VIF Biotechnology Fund
102. MFS VIT II International Value Portfolio Service Class	136. Rydex VIF S&P 500 Pure Growth Fund
103. MFS VIT II Technology Portfolio Service Class	137. Rydex VIF S&P MidCap 400 Pure Growth Fund
104. MFS VIT New Discovery Series Service Class	138. T. Rowe Price Blue Chip Growth Portfolio-II
105. MFS VIT Utilities Series Service Class	139. T. Rowe Price Health Sciences Portfolio-II
106. Oppenheimer Discovery Mid Cap Growth/VA Service Class	140. Templeton Developing Markets VIP Fund Class 2
107. Oppenheimer Global Fund/VA Service Class	141. Templeton Foreign VIP Fund Class 2
108. Oppenheimer Global Multi-Alternatives Fund/VA Service Class	142. Templeton Global Bond VIP Fund Class 2
109. Oppenheimer International Growth Fund/VA Service Class	143. VanEck VIP Global Hard Assets Fund S
110. Oppenheimer Main Street Fund/VA Service Class	144. Western Asset Variable Core Bond Plus Portfolio Class II
111. Oppenheimer Main Street Small Cap Fund/VA Service Class	145. Western Asset Variable Global High Yield Bond Portfolio Class II
112. Oppenheimer Total Return Bond Fund/VA Service Class

These investment options are open to new premiums and investment transfers.  More information, including information regarding “closed” investment options, can be found in the appendices. “APPENDIX A – SEPARATE ACCOUNT INVESTMENT OPTIONS” highlights each subaccount’s investment objectives and adviser.

If You have received a summary prospectus for any of the investment options available through Your Contract, You may obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the contact information, shown on the front of the portfolio’s summary prospectus.

DEFINITIONS

SUMMARY

Features of LiveWell Variable Annuity

Your “Free Look” Right

Your Accumulation Value

Flexible Premium Payments

Investment Choices

Transfers

Frequent or Disruptive Transfers

Optional Value Endorsement

Surrenders and Partial Withdrawals

Administrative Procedures

Risk of Increases in Fees and Charges

Death Benefit

Fees and Expenses

Contract Owner Transaction Expenses

Periodic Charges Other Than Portfolio Expenses

Range of Annual Operating Expenses for the Portfolios1

Expense Examples

Financial Information

Charges and Fees

Sales Charges

Mortality and Expense Risk Charge

Asset Based Administration Charge

Quarterly Contract Maintenance Fee

Third-Party Registered Investment Adviser Fee

State Premium Taxes

Optional Value Endorsement Fee Reduction

ADDITIONAL INFORMATION ABOUT LIVEWELL VARIABLE ANNUITY

Suitability of the Contract

Other Products

Inquiries and Correspondence

Electronic Account Information

State Variations

Our Separate Account C and Its Investment Options

Amounts in Our Separate Account

We Own the Assets of Our Separate Account

Our Right to Change How We Operate Our Separate Account

DETAILED INFORMATION ABOUT THE CONTRACT

Requirements for Issuance of a Contract

Free Look

Tax-Free “Section 1035” Exchanges

Premium Payments

Allocation of Premium Payments

Changing Your Premium Allocation Percentages

Your Accumulation Value

Transfers of Accumulation Value

Transfer Limitations

Surrenders and Partial Withdrawals

Systematic Withdrawals

Dollar Cost Averaging

Portfolio Rebalancing

Death Benefit

Optional Value Endorsement

Free Withdrawal Amount

CHARGES, FEES AND DEDUCTIONS

Mortality and Expense Risk Charge

Asset Based Administration Charge

Quarterly Contract Maintenance Fee

Transfer Charge

Charges in the Portfolios

State Premium Taxes

Other Taxes

Optional Value Endorsement

Surrender Charges for the Optional Value Endorsement

FEDERAL TAX STATUS

Introduction

Annuity Contracts in General

Qualified and Non-Qualified Contracts

Minimum Distribution Rules and Eligible Rollover Distributions

Diversification and Distribution Requirements

Surrenders and Partial Withdrawals

Multiple Contracts

Withholding

Annuity Payments

Partial Annuitization

Medicare Tax

Definition of Spouse under Federal Law

Annuity Contracts Purchased by Nonresident Aliens and Foreign Corporations

Taxation of Death Benefit Proceeds

Transfers, Assignments or Exchange of Contracts

Possible Tax Law Changes

Federal Estate, Gift and Generation-Skipping Transfer Taxes

Annuity Purchases by Residents of Puerto Rico

Foreign Tax Credits

Maturity Date

Electing an Annuity Payment Option

Fixed Payment Options

Payment Options

ADDITIONAL INFORMATION

Midland National Life Insurance Company

Our Financial Condition

Portfolio Voting Rights

How We Determine Your Voting Shares

Voting Privileges of Participants in Other Companies

Our Reports to Owners

Contract Periods, Anniversaries

Dividends

Change of Address Notification

Modification to Your Contract

Your Beneficiary

Assigning Your Contract

When We Pay Proceeds from This Contract

Distribution of the Contracts

Regulation

Cybersecurity Risks

Legal Proceedings

Legal Matters

Financial Statements

STATEMENT OF ADDITIONAL INFORMATION

APPENDIX A – SEPARATE ACCOUNT INVESTMENT OPTIONS

Investment Policies of the Portfolios

Availability of the Portfolios

APPENDIX B – STATE VARIATIONS

APPENDIX C – CONDENSED FINANCIAL INFORMATION

DEFINITIONS

For Your convenience, below is a glossary of the special terms We use in this prospectus.  These terms are generally in bold face type throughout this document.

Accumulation Unit means the units credited to each investment option in the Separate Account before the maturity date.

Accumulation value means the sum of the amounts You have in the investment option(s) of Our Separate Account under Your in force Contract. This may also be referred to as account value.

Annuitant means the person whose life is used to determine the amount and duration of any annuity payments involving life contingencies. The annuitant may not be changed during the annuitant’s lifetime.

Annuitization means an election of an annuity payment option.

Annuitize means an election to receive regular income payments from Your Contract under one of the annuity payment options.  An election to annuitize Your Contract may be irrevocable.  If You elect to annuitize Your Contract, You will no longer be able to exercise any liquidity (e.g., withdrawal or surrender) provision that may have previously been available.

Base Contract means the Contract without an Optional Value Endorsement (or any other optional endorsements) included.

Beneficiary means the person or persons to whom the Contract’s death benefit will be paid in the event of the death of the owner.

Business Day means any day the New York Stock Exchange is open for regular trading.  Our business day ends when the New York Stock Exchange closes for regular trading generally 3:00 p.m. Central Time.

Contract Anniversary means the same date in each Contract year as the issue date.

Contract Month means a month that starts on the same date as the issue date in each month.  For this purpose, if the issue date is not a calendar date in every month, then We look forward to the first day of the next calendar month.  For example, assume a Contract is issued on January 31st; subsequent Contract months will begin on the first day of each month (March 1, March 31, May 1, May 31, etc.).

Contract Quarter means a three-month period that starts on the same date as the issue date in each three-month period.  For this purpose, if the issue date is not a calendar date in every month, then We look forward to the first day of the next calendar month.  For example, assume a Contract is issued on January 31st; Contract quarters will begin on the first day of each quarter (May 1, July 31, and October 31).

Contract Year means a year that starts on the issue date or on each Contract anniversary thereafter.

Customer Service Center means where You must send correspondence, service or transaction requests, and inquiries to P.O. Box 758547 Topeka, Kansas, 66675-8547 or via fax (866) 511-7038. The toll free telephone number is (866) 747-3421. Please note: Premium payments must be sent to P.O. Box 758546, Topeka, Kansas, 66675-8546. The overnight mailing address is Midland National Customer Service Center, Mail Zone 547, 5801 SW 6th Avenue, Topeka, Kansas 66636-1001. This should only be used for mail delivered via a courier.

Death Benefit means the amount that We will pay to the beneficiary in the event of the death of the owner if the Contract is still in force.  The amount of the death benefit will be calculated based on the greater of (a) accumulation value or (b) net premiums paid on the business day that Our Customer Service Center receives the required documentation in good order.

Gain means the difference, if any, between Your accumulation value and the total premiums received less any reduction for partial withdrawals on a dollar for dollar basis.

Good Order means all of the information necessary to process a transaction, as We determine in Our discretion.  Transaction requests will generally be processed on the business day they are received at the Customer Service Center as long as the request is in good order. For more detailed information see “Administrative Procedures” on page 10.

Gross Premium means (1) if You do not elect an Optional Value Endorsement, Your premium payment(s) before any partial withdrawals; and (2) if You do elect an Optional Value Endorsement, this means Your premium payments before any partial withdrawals and any surrender charges.

Investment Option means an option or division of Our Separate Account which invests exclusively in one share class of one investment portfolio of a Trust or Fund.  Usage of the term subaccount(s) and Investment Division shall have the same meaning as Investment Option(s) throughout this prospectus.

Issue Age means the age of the owner on the last birthday before the issue date.

Issue Date means the date the Contract goes into effect and from which Contract anniversaries, Contract months, Contract quarters, and Contract years are determined.

Maturity Date means the date, specified in Your Contract, on which income payments will begin.  The earliest possible maturity date is the 1st Contract anniversary at which time You may annuitize Your full accumulation value.  The maximum maturity date is the Contract anniversary immediately following the annuitant’s 115th birthday.

Net Premium means (1) if You do not elect an Optional Value Endorsement, total premiums received less any reductions for partial withdrawals on a pro-rata basis; and (2) if You do elect an Optional Value Endorsement, this means total premiums received less any reductions for partial withdrawals and less applicable surrender charges on a pro-rata basis.

Owner means the person(s) or entity that is named in the application or on the latest change filed with Us who is entitled to exercise all rights and privileges provided in the Contract.

Payee means the person who is entitled to receive annuity payments after annuitization.  On or after the maturity date, the owner will be the payee.  The beneficiary is the payee of the proceeds at the death of the Owner, if the date of death is prior to the maturity date.

Principal Office means Midland National Life Insurance Company’s principal place of business located at 4350 Westown Parkway, West Des Moines, IA  50266.  Please note: You must send all correspondence, service or transaction requests, inquiries, and premium payments to Our Customer Service Center.

Proof of Death means a certified copy of the death certificate or any other proof satisfactory to Us.

Remaining Premium means if You elect the Optional Value Endorsement, the premium payments made less the partial withdrawals taken and less any surrender charges on a dollar for dollar basis.

Separate Account means the Midland National Life Separate Account C which receives and invests Your premiums under the Contract.  Our Separate Account is divided into subaccounts.

Subaccount means an option or division of Our Separate Account which invests exclusively in one share class of one investment portfolio of a Trust or Fund.  Usage of the term subaccount(s) and Investment Division shall have the same meaning as Investment Option(s) throughout this prospectus.

Surrender Value means (1) if You do not elect an Optional Value Endorsement, the Separate Account accumulation value on the date of surrender less the quarterly Contract maintenance fee and any state premium tax, if applicable; and (2) if You do elect an Optional Value Endorsement, this means the Separate Account accumulation value on the date of surrender less any applicable surrender charge,   quarterly Contract maintenance fee and any state premium tax, if applicable. This may also be referred to as cash surrender value.

Valuation Period means the time beginning at the close of regular trading on the New York Stock Exchange (generally 3:00 p.m., Central Time) on one business day and ending at the close of regular trading on the New York Stock Exchange on the next business day.  Midland National reserves the right to revise the definition of valuation period as needed in accordance with applicable federal securities laws and regulations.

Written Notice means a notice or request submitted in a written form satisfactory to Us, that is signed by the owner and received by Us at Our Customer Service Center in good order at P.O. Box 758547, Topeka, Kansas 66675-8547 or via fax (866) 511-7038. The overnight mailing address is Midland National Customer Service Center, Mail Zone 547, 5801 SW 6th Avenue, Topeka, Kansas 66636-1001.

SUMMARY

In this prospectus “We,” “Our,” “Us,” “Midland National,” and “Company” mean Midland National Life Insurance Company.  “You” and “Your” mean the owner of the Contract.  We refer to the person who is covered by the Contract as the “annuitant,” because the annuitant and the owner might not be the same.

This summary provides only a brief overview of the more important features of the Contract. The detailed information appearing later in this prospectus further explains the following summary.  Please read this entire prospectus, Your Contract and the SAI for more detailed information.  The prospectus discloses all material features and benefits of the Contract. Unless otherwise indicated, the description of the Contract in this prospectus assumes that the Contract is in force.

Features of LiveWell Variable Annuity

The LiveWell Variable Annuity, a flexible premium deferred variable annuity, described in this prospectus provides for accumulation of assets (the “accumulation value”) and payment of annuity payments.  The Contract is designed to aid individuals in long-term planning for retirement or other long-term purposes.

The Contract is available for situations that do not qualify for the special federal tax advantages available under the Internal Revenue Code (“Non-Qualified Contract”) and for retirement plans which do qualify for those tax advantages (“Qualified Contract”).  This Contract does not offer any additional tax benefits when purchased under a qualified plan.  See “Suitability of the Contract” on page 15 for more detailed information.

Replacing an existing annuity with the Contract may not be of financial benefit to You.  Your existing annuity may be subject to fees or penalties on surrender.  Compare the fees, charges, coverage provisions and limitations, if any, of Your existing annuity with those of the Contract described in this prospectus before replacing an existing annuity.

This Contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes.  You should not buy this Contract:

•         if You are looking for a short-term investment; or

•         if You cannot risk getting back less money than You put in.

Your “Free Look” Right

You can examine the Contract and return it to Us for any reason within ten (10) days after You receive it for a refund of the accumulation value (which may be more or less than the premium payments You paid), or if greater and required by Your state, the original amount of Your premium payment.  Longer free look periods apply in some states and in certain situations.  See “Free Look” on page 19 for more details.

Your Accumulation Value

Your accumulation value depends on:

•         the amount and frequency of premium payments,

•         the selected subaccounts’ investment experience,

•         partial withdrawals, and

•         charges and deductions.

You bear the investment risk under the Contract.  There is no minimum guaranteed accumulation value and You could lose accumulation value invested in this Contract.

Flexible Premium Payments

You may pay premiums whenever You want, prior to annuitization, and in whatever amount You want, within certain limits and subject to Our ability to refuse any premiums.  The minimum initial premium for a Contract is $10,000.  You may make additional payments of $1,000 or more at any time after the free-look period.  By current company practice, We will also accept additional payments via automatic bank draft in amounts of $100 or more per month.

Unless You receive approval from Us, the maximum amount of premium You can pay into this Contract prior to the maturity date is $2,000,000.  Also, an initial or additional premium that would cause the contract value of all annuities that You maintain with Midland National to exceed $5,000,000 requires Our prior approval.  This limit is calculated for each annuitant or owner and is based on all active annuity contracts.

Investment Choices

You allocate Your accumulation value to the investment options of Our Separate Account available under this Contract.  Currently, We do not limit the maximum number of investment options. However, We reserve the right to limit the maximum number of investment options invested in at any one time.

For a full description of the investment options, see the portfolios’ prospectuses or summary prospectuses, which accompany this prospectus.  See “APPENDIX A – SEPARATE ACCOUNT INVESTMENT OPTIONS” on page 45 for more information.

Each investment option pays a different investment management or advisory fee and has different operating expenses.  More detail concerning each investment options’ fees and expenses is contained in the prospectus provided by the fund company.

We allocate Your premiums and investment allocations to the investment options You choose.  The value of Your Contract will fluctuate daily during the accumulation period depending on the investment options You have chosen; You bear the investment risk.

Transfers

We currently do not charge for transfers between investment options, but reserve the right to charge $15 per transfer for transfers in excess of 15 per Contract year. If assessed, this charge will be deducted from the amount that is transferred prior to the allocation to a different investment option. The fee is waived for transfers in connection with active dollar cost averaging (“DCA”) or automatic rebalancing programs. We also reserve the right to limit the number of transfers You may make and may otherwise modify or terminate transfer privileges if required by Our business judgment or in accordance with applicable law or pursuant to Our agreements with the underlying portfolios.  We reserve the right to eliminate and/or severely restrict the transfer privilege in any manner We deem appropriate for some, all, or specific Contract owners.  See “Transfer Limitations” on page 21 for more information. Your ability to make transaction requests may be limited as to the time, frequency and dollar amount when using a third-party investment adviser.

Frequent or Disruptive Transfers

Frequent, large, programmed, or short-term transfers among the investment options can cause risks with adverse effects for other Contract owners (and beneficiaries and portfolios).  These risks and harmful effects include:

•         dilution of the interests of long-term investors in an investment option if transfers into the option are made at unit values that are priced below the true value or transfers out of the investment option are made at unit values priced higher than the true value (some “market timers” attempt to do this through methods known as “time-zone arbitrage” and “liquidity arbitrage”);

•         an adverse effect on portfolio management, such as causing the portfolio to maintain a higher level of cash than would otherwise be the case, or causing a portfolio to liquidate investments prematurely (or otherwise at an inopportune time) in order to pay withdrawals; and

•         increased brokerage and administrative expenses.

In addition, because other insurance companies and/or retirement plans may invest in the portfolios, the risk exists that the portfolios may suffer harm from frequent, programmed, large, or short-term transfers among investment options of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.

Individuals or organizations that use market-timing strategies and make frequent transfers should not purchase the Contract.

Optional Value Endorsement

If You elect the Optional 5-, 6- or 7-Year Value Endorsement, then You will be subject to a 5-, 6- or 7-year declining surrender charge for each premium payment, but in exchange We will reduce the Separate Account annual expenses by -0.10%, 0.15% or -0.20%, respectively, which is a percentage of the average daily accumulation value.  This reduces the total daily charge of the LiveWell Variable Annuity Contract when You elect the Optional Value Endorsement; see “Fees and Expenses” below.  Electing this endorsement will benefit Contract owners who do not surrender the Contract or take partial withdrawals, in excess of the annual free withdrawal amount, during the surrender charge period.  The Optional Value Endorsement may only be elected at issue (i.e., when You first purchase the Contract). The maximum issue age for the Optional Value Endorsement is 85 (the owner’s age). For detailed information regarding this endorsement see “Optional Value Endorsement” on page 27.

Surrenders and Partial Withdrawals

You may generally withdraw all or part of Your surrender value at any time, before annuity payments begin.  Withdrawals, also known as partial withdrawals, will reduce Your net premium and accumulation value which will affect the death benefit on this Contract.  See “Surrenders and Partial Withdrawals” on page 23 for more information.  The amount You request (plus any surrender charge, if applicable) will be deducted from Your accumulation value. We will also deduct a quarterly Contract maintenance fee, as applicable.  You may take a surrender in a lump sum or choose to elect an income through annuitization that will continue as long as You live or for some other period You elect.  See “Free Withdrawal Amount” on page 27 for more information.

If You elect the Optional Value Endorsement, then We will deduct  surrender charges for partial withdrawals or full surrenders (including annuitizations). Partial withdrawals will reduce Your net premium, remaining premium and accumulation value as well as the death benefit on this Contract.  See “Surrenders and Partial Withdrawals” on page 23 for more information. We will impose applicable surrender charges on any surrender or partial withdrawal in excess of the free withdrawal amount available under the Optional Value Endorsement, (including surrenders to begin annuity payments).

If You do not elect the Optional Value Endorsement and have only the base contract, then We will not deduct surrender charges for partial withdrawals, full surrenders and annuitizations.

You may also elect a systematic withdrawal option.  See “Systematic Withdrawals” on page 24.

A partial withdrawal or surrender (including withdrawals to pay third-party investment advisers) may have negative tax consequences, including a 10% tax penalty on certain surrenders prior to age 59 ½.  Under Non-Qualified Contracts, gain, if any, is withdrawn first for tax purposes and is taxed as ordinary income.  See “FEDERAL TAX STATUS” on page 32, and “Electing an Annuity Payment Option” on page 36.  Surrenders from Contracts used for tax-qualified retirement plans may be restricted or penalized by the terms of the plan or applicable law.

Administrative Procedures

We may accept a request for Contract service in writing, by telephone, or other approved electronic means at Our Customer Service Center, subject to Our administrative procedures, which vary depending on the type of service requested and may require proper completion of certain forms, providing appropriate identifying information and/or other administrative requirements.  We will process Your request at the accumulation unit value next determined after You have met all administrative requirements in good order.

Good order means that all of the information necessary to process a transaction is provided. This includes any required forms are accurately filled out and that We have all the signatures and other information We require, including written notice and proper notification, as We determine in Our discretion. To the extent applicable, this information and documentation generally includes Your completed application or service form, the Contract number, the transaction amount (in dollars or percentages as applicable), the full names of and allocations to and/or from the investment options affected by the requested transaction, the signatures of all Contract owners, exactly as registered on the Contract, social security number or taxpayer I.D. and any other information or supporting documentation that We may require.  Please sign and date all of Your requests. With respect to purchase requests, good order also generally includes receipt of sufficient funds by Us to effect the purchase.  We may, in Our sole discretion, determine whether any particular transaction request is in good order, and We reserve the right to change or waive any good order requirements at any time.

For transactions submitted by telephone, facsimile or internet, the transaction must be completed in good order prior to the close of regular trading of the New York Stock Exchange, generally 3:00 p.m. Central Time.

Risk of Increases in Fees and Charges

Certain fees and charges assessed against the Contract are currently at levels below the guaranteed maximum levels. We may increase these fees and charges up to the guaranteed maximum levels for newly issued contracts. Fees and changes may not be changed after a contract has been issued.

Death Benefit

The LiveWell Variable Annuity Contract pays a death benefit when the owner dies before the maturity date, if the Contract is still in force.

If the owner dies on or after the maturity date, then any remaining guaranteed amounts, other than the amount payable to, or for the benefit of, the owner’s surviving spouse, must be paid at least as rapidly as the benefits were being paid at the time of the owner’s death.  Other rules relating to distributions at death apply to Qualified Contracts.  State premium taxes may also be deducted from all death benefit proceeds. See “Death Benefit” on page 26 for more information.

Fees and Expenses

The following tables list the fees and expenses that You will pay when buying, owning, and surrendering the Contract.

Contract Owner Transaction Expenses

The first set of tables list the fees and expenses that You will pay at the time that You buy the Contract, surrender the Contract, or transfer accumulation value between investment options.  State premium taxes may also be deducted.

Base Contract Owner Transaction Expenses	Charge
Sales Load Imposed on Premiums	None
Surrender Charge (as a percentage of premiums withdrawn)	None
State Premium Tax[1]	0% to 3.5%
Transfer Charge[2]	$0 - $15

Contract Owner Transaction Expenses with Optional Value Endorsement	Charge
Sales Load Imposed on Premiums	None
Surrender Charge (as a percentage of premiums withdrawn)	0% to 8.0%[3]
State Premium Tax[1]	0% to 3.5%
Transfer Charge[2]	$0 - $15

1State premium tax is based on current resident state and varies by state.  If applicable in Your state, it is generally payable upon full surrender, death, maturity or annuitization.

2We reserve the right to charge $15 per transfer for transfers in excess of 15 per Contract year.

3The maximum surrender charge will vary depending on the Optional Value Endorsement You choose at the time of application.

Periodic Charges Other Than Portfolio Expenses

The next tables list the fees and expenses that You may pay periodically during the time that You own the Contract, not including portfolio company fees and expenses. Please note that the first  table is for the base contract only (without  the Optional Value Endorsement) and the other tables are for the Contract with an Optional Value Endorsement.

Base Contract (without Optional Value Endorsement)
Separate Account Quarterly Expenses	Guaranteed Maximum	Current Charge
Quarterly Contract Maintenance Fee[1]	$15	$10

Separate Account Annual Expenses	Guaranteed Maximum	Current Charge
Mortality & Expense Risk Charge[2]	1.50%	1.00%
Asset Based Administration Charge[2]	0.75%	0.35%

Total Separate Account Annual Expenses for Base Contract	2.25%	1.35%

Contract with Optional 5-Year Value Endorsement
Separate Account Quarterly Expenses	Guaranteed Maximum	Current Charge
Quarterly Contract Maintenance Fee[1]	$15	$10

Separate Account Annual Expenses	Guaranteed Maximum	Current Charge
Mortality & Expense Risk Charge[2]	1.50%	1.00%
Asset Based Administration Charge[2]	0.75%	0.35%

Optional Value Endorsement (Annual Expense Reduction)	0.00%	-0.10%

Total Separate Account Annual Expenses with Optional 5-Year Value Endorsement	2.25%	1.25%

Contract with Optional 6-Year Value Endorsement
Separate Account Quarterly Expenses	Guaranteed Maximum	Current Charge
Quarterly Contract Maintenance Fee[1]	$15	$10

Separate Account Annual Expenses	Guaranteed Maximum	Current Charge
Mortality & Expense Risk Charge[2]	1.50%	1.00%
Asset Based Administration Charge[2]	0.75%	0.35%

Optional Value Endorsement (Annual Expense Reduction)[3]	0.00%	-0.15%

Total Separate Account Annual Expenses with Optional 6-Year Value Endorsement	2.25%	1.20%

Contract with Optional 7-Year Value Endorsement
Separate Account Quarterly Expenses	Guaranteed Maximum	Current Charge
Quarterly Contract Maintenance Fee[1]	$15	$10

Separate Account Annual Expenses	Guaranteed Maximum	Current Charge
Mortality & Expense Risk Charge[2]	1.50%	1.00%
Asset Based Administration Charge[2]	0.75%	0.35%

Optional Value Endorsement (Annual Expense Reduction)	0.00%	-0.20%

Total Separate Account Annual Expenses with Optional 7-Year Value Endorsement	2.25%	1.15%

Note: Once issued, current periodic charges (including the Optional Value Endorsement Annual Expense Reduction) are guaranteed for the life of the Contract.

1Currently the annual amount is $40 and may not exceed $60. The quarterly fee is collected on each Contract quarter anniversary, on or before the maturity date, and on full surrender. We reserve the right to change this fee, however, it will not exceed $60 annually.  If Your accumulation value or net premium is greater than $50,000 on the Contract quarter anniversary or full surrender, no Contract maintenance fee is charged.

The quarterly Contract maintenance fee is reflected in the examples below by a method intended to show the impact of the quarterly Contract maintenance fee that is currently assessed for Contracts with an accumulation value of less than $50,000. In the examples, the quarterly Contract maintenance fee is approximated for an “average” Contract with an initial premium of $100,000 as an annual asset charge of 0.06% (based on the maximum $60 charge) or 0.04% (based on the current $40 charge).

2This charge is a percentage of the accumulation value in each investment option.  This annual charge is deducted daily.

3The expense reduction for the 6-Year Value Endorsement is -0.20% for Contracts purchased before May 1, 2017.

For information concerning compensation paid for the sale of Contracts, see “Distribution of the Contracts” on page 41.

Range of Annual Operating Expenses for the Portfolios1

The next item shows the lowest and highest total operating expenses charged by the portfolios for the year ended December 31, 2016 (expenses that are deducted from portfolios assets, including management fees, distribution, and/or service (12b-1) fees and other expenses).  Expenses may be higher or lower in the future.  More detail concerning each portfolio’s fees and expenses is contained in the prospectus for each portfolios.

Total Annual Portfolio Operating Expenses	Lowest	Highest
Range of total annual operating expenses before waivers and expense reimbursements	0.67%	6.43%
Range of total annual operating expenses after waivers and expense reimbursements	0.62%	2.58%

1The portfolio expenses used to prepare this table were provided to Us by the fund company(ies). We have not independently verified such information. The expenses are those incurred as of the fiscal year ending December 31, 2016. Current or future expenses may be higher or lower than those shown.

Expense Examples

The following examples are intended to help You compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts.  These costs include Contract owner transaction expenses, quarterly Contract maintenance fees, Separate Account annual expenses, and portfolio operating expenses (for the year ended December 31, 2016).

All 4 examples assume that You invest $10,000 in the Contract for the time periods indicated.  The Examples also assume that Your investment has a 5% return each year.  Although Your actual costs may be higher or lower, based on these assumptions, Your costs would be:

Example 1: This example assumes that the highest charges that can be imposed once the contract is issued (i.e., 1.35% separate account annual expenses and $10 quarterly contract maintenance fee), and the highest level of portfolio expenses (without voluntary waiver of fees or expenses), without the Optional Value Endorsement.

(1) If You surrender or annuitize Your Contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$771	$2,249	$3,644	$6,802

(2) If You do NOT surrender Your Contract:

1 Year	3 Years	5 Years	10 Years
$771	$2,249	$3,644	$6,802

Example 2: The highest charges that can be imposed once the contract is issued (i.e., 1.25% separate account annual expenses and $10 quarterly contract maintenance fee); highest portfolio expenses (without voluntary waivers of fees or expenses), with the Optional 5-Year Value Endorsement.

(1)    If You surrender or annuitize Your Contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$1,392	$2,673	$3,876	$6,748

(2)    If You do NOT surrender Your Contract:

1 Year	3 Years	5 Years	10 Years
$762	$2,223	$3,606	$6,748

Example 3: Current charge levels; lowest portfolio expenses (without voluntary waivers of fees or expenses), without the Optional Value Endorsement.

(1)    If You surrender or annuitize Your Contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$205	$631	$1,083	$2,338

(2)    If You do NOT surrender Your Contract:

1 Year	3 Years	5 Years	10 Years
$205	$631	$1,083	$2,338

Example 4: Current charge levels; lowest portfolio expenses (without voluntary waivers of fees or expenses), with the Optional 5-Year Value Endorsement.

(1)    If You surrender or annuitize Your Contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$824	$1,051	$1,302	$2,233

(2)    If You do NOT surrender Your Contract:

1 Year	3 Years	5 Years	10 Years
$194	$601	$1,032	$2,233

The examples do not reflect state premium taxes (which may range up to 3.5%, depending on the jurisdiction).

These examples should not be considered a representation of past or future expenses.  Actual expenses may be greater or lower than those shown.  The assumed 5% annual rate of return is purely hypothetical; past or future returns may be greater or less than the assumed hypothetical return.

Financial Information

Our financial statements and financial statements for the Separate Account are in the SAI.  You may obtain a free copy of the SAI by checking the appropriate box on the application form, calling Us toll-free at (866) 747-3421, faxing Us at (866) 511-7038, or writing Us at Our Customer Service Center, Midland National Life Insurance Company,  P.O. Box 758547, Topeka, Kansas 66675-8547.

Condensed Financial Information for the investment options is in “APPENDIX C – CONDENSED FINANCIAL INFORMATION” on page 59 to this prospectus.

Charges and Fees

Sales Charges

Sales charges are not deducted from premium payments, and there are no surrender charges unless You elect the Optional Value Endorsement.  If You elect the Optional Value Endorsement, then a surrender charge of up to 8% will be assessed against those premium payments subject to a surrender charge when they are withdrawn, including surrenders and partial withdrawals to effect an annuity and systematic withdrawals. The amount of any applicable surrender charge depends on the Optional Value Endorsement You choose, and the number of Contract years between the premium payment and the withdrawal.  See “Surrender Charges for the Optional Value Endorsement” on page  29.

Mortality and Expense Risk Charge

We deduct a 1.00% per annum charge against all accumulation values held in the Separate Account for assuming the mortality and expense risks and other risks under the Contract.  We reserve the right to increase this charge; however, it will not exceed 1.50% per annum. (See “Mortality and Expense Risk Charge” on page 28.)

Asset Based Administration Charge

We currently deduct an asset based administration charge of 0.35% per annum against all accumulation values held in the Separate Account.  We reserve the right to increase this charge; however, it will not exceed 0.75% per annum.  (See “CHARGES, FEES AND DEDUCTIONS” on page 28.)

Quarterly Contract Maintenance Fee

In addition, We currently deduct a quarterly Contract maintenance fee of $10 from each Contract.  This fee is collected on each Contract quarter anniversary, on or before the maturity date, and on full surrender.  We reserve the right to increase this charge; however, it will not exceed $60 per Contract year or $15 per Contract quarter.  If Your accumulation value or net premium is greater than $50,000 on the Contract quarter anniversary date or at the time of a full surrender, no quarterly Contract maintenance fee is charged.  If Your accumulation value ever becomes insufficient to pay this charge, then Your Contract will terminate without value. (See “CHARGES, FEES AND DEDUCTIONS” on page 28.)

Third-Party Registered Investment Adviser Fee

You may elect to have a third-party registered investment adviser, in connection with allocations among the investment options. Midland National does not endorse any advisers, nor do We provide investment advice. You can request that We take withdrawals from Your Contract to pay the advisory fees provided We have received documentation from You and Your adviser.  Any such withdrawal may be taxable, and prior to age 59 ½ may be subject to a 10% penalty tax.  You should consult a tax adviser.  Your ability to make transaction requests may be limited as to the time, frequency and dollar amount when using a third-party investment adviser.

State Premium Taxes

We reserve the right to deduct the amount of any state premium taxes levied by a state or any government entity from Your surrender value at surrender and from Your accumulation value at death, maturity or annuitization.  (See “State Premium Taxes” on page 29).

Optional Value Endorsement Fee Reduction

When You elect the Optional 5-, 6- or 7-Year Value Endorsement, You will be subject to a 5-, 6- or 7-year declining surrender charge, but in exchange We will reduce Your LiveWell Variable Annuity Separate Account annual expenses by 0.10% (from 1.35% to 1.25%), 0.15% (from 1.35% to 1.20%) or 0.20% (from 1.35% to 1.15%), respectively. We reserve the right to decrease this fee reduction; however, We will not decrease this fee reduction for in force Contracts and the decrease will not be less than 0.00%. The lower fee remains in effect until the Contract is terminated. See “Fees and Expenses” on page 11. This reduction will lower the total fees deducted from Your Separate Account accumulation value. For more detailed information see “Optional Value Endorsement” on page 27.

ADDITIONAL INFORMATION ABOUT LIVEWELL VARIABLE ANNUITY

Suitability of the Contract

Because of the fees and expenses and possible loss of principal, the Contracts are not appropriate for short-term investment (especially if You elect an Optional Value Endorsement due to the surrender charge schedule).  In addition, Non-Qualified Contracts may be most appropriate for those who have already made maximum use of other tax favored investment plans such as 401(k) plans.  The tax-deferred feature of the Contract is most favorable to those in high tax brackets.  The tax-deferred feature is not necessary for a tax-qualified plan.  In such instances, purchasers should consider whether other features, such as the death benefit and lifetime annuity payments make the Contract appropriate for their purposes.  Before purchasing a Contract for use in a qualified plan, You should obtain competent tax advice both as to the tax treatment of the Contract and the suitability of the investment for Your particular situation.

This Contract is not designed for resale or speculation, arbitrage, viatical settlements or any type of collective investment scheme.  This Contract may not be traded on any stock exchange or secondary market.  By purchasing this Contract, You represent and warrant that You are not purchasing or intending to use this Contract, for resale, speculation, arbitrage, viatical settlements or any type of collective investment scheme.

Other Products

We may offer other variable annuity contracts through Our Separate Account that also invest in some of the same portfolios.  These annuity contracts may have different charges and may offer different benefits.  We encourage You to carefully consider the costs and benefits of the Contract to ensure that it is consistent with Your personal investment goals and needs.  To obtain more information about these annuity contracts, contact Your registered representative, or call Us at (866) 747-3421.

Inquiries and Correspondence

If You have any questions about Your Contract or need to make changes, then contact the registered representative who sold You the Contract, or contact Us at Our Customer Service Center:

P.O. Box 758547

Topeka, Kansas 66675-8547

Phone : (866) 747-3421 (toll-free)

Fax : (866) 511-7038 (toll-free)

You currently may send correspondence and transaction requests to Us at the above Customer Service Center address or by facsimile or telephone at the numbers listed above. Our service representatives are available between the hours of 7:30 a.m. and 5:00 p.m. Monday through Friday  (Central Standard Time), excluding holidays and any day the New York Stock Exchange is not open.  Any requests for partial withdrawals, transfers, and surrenders sent to another number or address may not be considered received at Our Customer Service Center and will not receive that day’s price.  The procedures We follow for facsimile requests include a written confirmation sent directly to You following any transaction request.  We will employ reasonable procedures to confirm that instructions communicated by telephone or facsimile are genuine.  We may revoke facsimile, internet and telephone transaction privileges at any time for some or all Contract owners.  The overnight mailing address is Midland National Customer Service Center, Mail Zone 547, 5801 SW 6th Avenue, Topeka, Kansas 66636-1001.

The procedures We follow for transactions initiated by telephone may include requirements that callers identify themselves and the Contract owner by name, social security number, date of birth of the annuitant or an owner, or other identifying information.  We disclaim any liability for losses resulting from unauthorized or allegedly unauthorized facsimile, internet or telephone requests that We believe to be genuine.  We may record all telephone requests.  There are risks associated with requests made by facsimile (possible falsification of faxed documents by others), internet or telephone (possible falsification of Contract owner identity) when the original signed request is not sent to Our Customer Service Center.  You bear those risks.

Facsimile, internet, and telephone correspondence and transaction requests may not always be available.  Facsimile, internet, and telephone systems can experience outages or slowdowns for a variety of reasons.  These outages or slowdowns may prevent or delay Our receipt of Your request.  If You are experiencing problems, You should mail Your correspondence and transaction request to Our Customer Service Center.

Electronic Account Information

You may elect to receive prospectuses, transaction confirmations, reports and other communications in electronic format, instead of receiving paper copies of these documents. The electronic delivery service is subject to various terms and conditions, including a requirement that You promptly notify Us of any change in Your e-mail address, in order to avoid any disruption of deliveries to You. You may elect to discontinue e-Delivery at any time and may also request paper copies of any documents by contacting Our Customer Service Center. You may obtain more information and assistance at www.srslivewell.com or by writing Us at Our mailing address P.O. Box 758547, Topeka, Kansas 66675-8547 or by telephone at (866) 747-3421.

State Variations

Certain provisions of the Contracts may be different than the general description in this prospectus, and certain options may not be available, because of legal restrictions in Your state.  See Your Contract for specific variations since any such variations will be included in Your Contract or endorsements attached to Your Contract.  See Your registered representative or contact Our Customer Service Center for additional information that may be applicable to Your state. For more information see “APPENDIX B – STATE VARIATIONS” on page 57. All material state variations are disclosed in Appendix B to this prospectus.

Our Separate Account C and Its Investment Options

The Separate Account is the Midland National Life Separate Account C, established under the insurance laws of the State of South Dakota in March 1991 and now governed by Iowa law.  It is a unit investment trust registered with the Securities and Exchange Commission (SEC) under the Investment Company Act of 1940.  This registration does not involve any SEC supervision of its management or investment contracts.  The Separate Account is divided into subaccounts, called investment options, each of which invests exclusively in shares of one investment portfolio of a Trust or Fund.  You may allocate part or all of Your premiums to any of the investment options of Our Separate Account available under this Contract (some restrictions may apply).

You will find information about the portfolios currently available under Your Contract in “APPENDIX A – SEPARATE ACCOUNT INVESTMENT OPTIONS”.  Appendix A includes information about investment objectives and advisers. Appendix A also includes information about “closed” investment options.

Our Separate Account buys and sells the shares of each portfolio at net asset value (with no sales or surrender charge).  More detailed information about the portfolios and their investment objectives, policies, risks, charges, expenses and other aspects of their operations, appear in their prospectuses and in each portfolio’s Statement of Additional Information.  You should read the portfolios’ prospectuses carefully before investing, allocating or transferring money to any portfolio.  You can receive a current copy of a prospectus (or summary prospectus) for each of the portfolios by contacting Your registered representative or by calling Our Customer Service Center at (866) 747-3421 or writing to Our Customer Service Center, Midland National Life Insurance Company, P.O. Box 758547, Topeka, Kansas 66675-8547.

The portfolios, their managers, or affiliates thereof, may make payments to Midland National and/or its affiliates.  These payments may be derived, in whole or in part, from the fees disclosed in the portfolios’ prospectuses including investment advisory fees, 12b-1 fees and other expenses including service fees (if applicable) charged annually by each portfolio.  Contract owners, through their indirect investment in the portfolios, bear the costs of these fees.  The amount of these payments may be substantial, may vary between portfolios, and generally are based on a percentage of the assets in the portfolios that are attributable to the Contracts and other variable insurance products issued by Midland National.  These percentages currently range up to 0.50% annually.  Midland National may use these payments for any corporate purpose, including payment of expenses that Midland National and/or its affiliates incur in promoting, issuing, marketing, and administering the Contracts, and, that We incur in Our role as intermediary, in promoting and marketing the portfolios.  Midland National and its affiliates may profit from these payments.

Amounts in Our Separate Account

The amount You have in each investment option is represented by the value of the accumulation units.  The value You have in an investment option is the accumulation unit value times the number of accumulation units credited to You.  Amounts allocated, transferred or added to the investment options are used to purchase accumulation units.  Accumulation units of an investment option are purchased when You allocate premiums or transfer amounts to that option.  Accumulation units are sold or redeemed when You make a surrender, partial withdrawal or transfer amounts from an investment option, and to pay the death benefit when the owner dies.  We also redeem units to pay for certain charges.

We calculate the number of accumulation units purchased or redeemed in an investment option by dividing the dollar amount of the transaction by the investment option’s accumulation unit value at the end of that day, if it is a business day. If it is not a business day, We will use the unit value on the next business day.  The number of accumulation units credited to You will not vary because of changes in accumulation unit values.

The accumulation units of each investment option have different accumulation unit values.  We determine accumulation unit values for the investment options at the end of each business day.  The accumulation unit value for each investment option is initially set at $10.00.  Accumulation unit values fluctuate with the investment performance of the corresponding portfolios.  Accumulation unit values reflect investment income, the portfolios’ realized and unrealized capital gains and losses, and the portfolios’ expenses.  The accumulation unit values also reflect the daily asset charges We deduct from Our Separate Account currently at an effective annual rate of 1.35% or (1.15% (7-year), 1.20% (6-year) or 1.25% (5-year) when the Optional Value Endorsement is elected) of the accumulation value in the Separate Account.  Additional information about the accumulation unit values is contained in the SAI.

We Own the Assets of Our Separate Account

We own the assets of Our Separate Account and use them to support Your Contract and other variable annuity contracts.  We may permit charges owed to Us to stay in the Separate Account.  Thus, We may also participate proportionately in the Separate Account.  These accumulated amounts belong to Us and We may transfer them from the Separate Account to Our general account.  The assets in the Separate Account equal to the reserves and other liabilities of the Separate Account may not be charged with liabilities arising out of Our other business.  The obligations under the Contracts are Our obligations.  The income, gains and losses (realized and unrealized) of the Separate Account are credited to or charged against the Separate Account without regard to Our other income, gains, or losses.  Under certain unlikely circumstances, one investment option of the Separate Account may be liable for claims relating to the operations of another investment option.

Our Right to Change How We Operate Our Separate Account

We have the right to modify how We operate the Separate Account.  In making any changes, We may not seek approval of Contract owners (unless approval is required by law).  We have the right to:

•         add investment options to, or remove investment options from Our Separate Account;

•         combine two or more investment options within Our Separate Account;

•         withdraw assets relating to Our variable annuities from one investment option and put them into another;

•         eliminate a portfolio’s shares and substitute shares of another portfolio or another open-end, registered investment company.  This may happen if the portfolio’s shares are no longer available for investment or, if in Our judgment, further investment in the portfolio is inappropriate in view of the Separate Account’s purposes.  However, if required, We would first seek approval from the Securities and Exchange Commission and the insurance regulator where the Contract is delivered;

•         end the registration of Our Separate Account under the Investment Company Act of 1940;

•         operate Our Separate Account under the direction of a committee or discharge such a committee at any time (the committee may be composed entirely of “interested persons” of Midland under the Investment Company Act of 1940); and

•         operate Our Separate Account or one or more of the investment options in any other form the law allows, including a form that allows Us to  make direct investments.  In addition, We may disapprove any change in investment advisors or investment policies unless a law or regulation provides differently.

If any changes are made that result in a material change to any investment option, then You will be notified.  We may, for example, cause the investment option to invest in another mutual fund other than or in addition to the current portfolios.

If automatic allocations (such as premiums automatically deducted from Your bank account, or dollar cost averaging or automatic rebalancing) are being made into an investment option that is removed or no longer available, and if You do not give Us other instructions, then any amounts that would have gone into the removed or closed investment option will be allocated to the American Funds IS Ultra-Short Bond FundSM  investment option.

If You are enrolled in a dollar cost averaging, automatic rebalancing, automatic premiums, or a comparable program while an underlying investment option merger, substitution or liquidation takes place, unless otherwise noted in a communication from Us, Your accumulation value invested in such investment option will be transferred automatically to the designated surviving investment option in the case of mergers, the replacement investment option in the case of substitutions, and an available Money Market Fund in the case of investment option liquidations. Your DCA or automatic rebalancing enrollment instructions will be automatically updated to reflect the surviving investment option, the replacement investment option or a Money Market Fund for any continued and future transfers or premium payments.

You may want to transfer the amount in that investment option as a result of changes We have made.  If You do wish to transfer the amount You have in that investment option to another investment option of Our Separate Account, then You may do so, without charge, by writing to Our Customer Service Center.  At the same time, You may also change how Your premiums are allocated.

DETAILED INFORMATION ABOUT THE CONTRACT

Requirements for Issuance of a Contract

Any person wishing to purchase a Contract may submit an application form and an initial premium payment of at least $10,000.  The sale must take place through a representative who is licensed, registered and authorized to sell the Contract.  The maximum issue age for the Contract is 90 (the owner’s age).

If Your application is complete and in good order (see “Administrative Procedures” on page 10), then We will accept or reject it within two business days of receipt.  If the application is incomplete, then We will attempt to complete it within five business days.  If it is not complete at the end of this period (or cannot be accepted for some other reason), then We will inform You of the reason for the delay and the premium payment will be returned immediately unless You let Us keep the premium until the application is complete.  Your initial premium is held in a non-interest bearing suspense account (which is part of Our general account) until Your Contract is issued or Your premium is refunded.  While Your premium is in that account, Your premium is not protected from claims of Our general creditors.

We will allocate Your initial premium payment according to Your instructions if We receive it or accept Your application (whichever is later) at Our Customer Service Center before the New York Stock Exchange closes for regular trading (usually, 3:00 p.m. Central Time).  We will then price the accumulation units purchased with Your premium payment at the unit value determined at the close of that valuation period.  If We receive Your initial premium payment or accept Your application (whichever is later) after the close of regular trading on the New York Stock Exchange, We will credit accumulation units at the unit value determined at the close of the next valuation period.

There may be delays in Our receipt of applications that are outside of Our control because of the failure of the selling registered representative to forward the application to Us promptly, or because of delays in their broker dealer determining that the Contract is suitable for You.  Any such delays will affect when Your Contract can be issued and when Your premium payment is allocated among investment options of Our Separate Account.

We may offer other variable annuity contracts that have different death benefits, contract features, and optional benefits.  However, these other contracts also have different charges that would affect Your investment performance and accumulation value.  To obtain more information about these other contracts, contact Our Customer Service Center.

Free Look

You may cancel Your Contract within Your ten (10) day Free Look period.  We deem the Free Look period to expire 10 days after You have received Your Contract.  Some states and situations may require a longer Free Look period.  To cancel Your Contract, You need to return Your Contract to the registered representative who sold it to You or to Our Customer Service Center.  If You cancel Your Contract, then We will return:

•         The accumulation value (which may be more or less than the premium payments You paid), or

•         If greater and required by Your state, Your premiums minus any partial withdrawals.

Tax-Free “Section 1035” Exchanges

You can generally exchange one annuity contract for another in a “tax-free exchange” under Section 1035 of the Internal Revenue Code.  Before making an exchange, You should compare both annuities carefully.  Remember that if You exchange another annuity for the one described in this prospectus, You might have to pay a surrender charge on Your old annuity, there may be a surrender charge on this Contract,  and other charges may be higher (or lower) and the benefits may be different.  You should not exchange another annuity for this one unless You determine, after knowing all the facts, that the exchange is in Your best interest and not just better for the person trying to sell You this Contract (that person will generally earn a commission if You buy this Contract through an exchange or otherwise). If You purchase the Contract in exchange for an existing annuity contract from another company, We may not receive Your premium payment from the other company for a substantial period of time after You sign the application and send it to Us, and We cannot credit Your premium to the Contract until We receive it. You should consult with and rely upon a tax adviser if You are considering a contract exchange.

Premium Payments

You can make additional premium payments at any time prior to annuitization and in whatever amount You want, within certain limits and subject to Our right to refuse any premiums. Your initial investment must be at least $10,000.  You may make additional payments of $1,000 or more at any time after the free-look period.  By current company practice, We will also accept additional payments via automatic bank draft in amounts of $100 or more per month.  Unless You receive approval from Us, the maximum amount of premium You can pay into this Contract prior to the maturity date is $2,000,000.  In addition, an initial or additional premium that would cause the accumulation value or total value of all annuities that You maintain with Midland National to exceed $5,000,000 requires Our prior approval.  This limit is calculated for each annuitant or owner and is based on all active annuity contracts.

Premium payments will be credited as of the end of the valuation period in which they are received by Us, in good order. Investments after the initial premium payment may be made at any time up to the maturity date. We may refuse to accept certain forms of premium payments (e.g., third party checks, traveler’s checks, money orders).  We reserve the right to accept or reject any premium payment or form of payment.

The mailing address to send premium payments to Us is: Midland National Life Insurance Company, P.O. Box 758546, Topeka, Kansas 66675-8546.

Allocation of Premium Payments

You will specify Your desired premium allocation on the Contract’s application form.  Your instructions in Your application will dictate how to allocate Your premiums.  Allocation percentages may be any whole number (from 0 to 100) and the sum must equal 100. The allocation instructions in Your application will apply to all other premiums You pay, unless You change subsequent premium allocations by providing Us with written instructions.  We reserve the right to limit the number of investment options in which You can allocate Your premiums or accumulation value.

Changing Your Premium Allocation Percentages

You may change the allocation percentages of Your premiums by writing to Our Customer Service Center and telling Us what changes You wish to make.  We may offer other means to make this type of request with proper authorization and verification. These changes will affect transactions as of the date We receive Your request at Our Customer Service Center.  Changing Your allocation instructions will not change the way Your existing accumulation value is allocated among the investment options. While the Dollar Cost Averaging (DCA) program is in effect, the allocation percentages that apply to any premiums received will be the DCA allocation percentages unless You specify otherwise.  (See “Dollar Cost Averaging” on page 25).

Your Accumulation Value

Your accumulation value is the sum of Your amounts in the various investment options.  Your accumulation value will vary daily to reflect the investment performance of the investment option(s) You select, any premium payments, partial withdrawals, surrenders, and charges assessed in connection with the Contract.   Transaction charges are made on the effective date of the transaction.  Charges against Our Separate Account are reflected daily.

There is no guaranteed minimum accumulation value for amounts allocated to the investment options of Our Separate Account.  You bear the investment risk.  An investment option’s performance will cause Your accumulation value to go up or down each valuation period.

Transfers of Accumulation Value

You generally may transfer amounts among the investment options prior to maturity date, unless otherwise noted.  The minimum transfer amount is $100 or 100% of the investment option if less than $100.  The minimum amount does not have to come from or be transferred to just one investment option.  The only requirement is that the total amount transferred that day equals the transfer minimum.

Completed transfer requests received at Our Customer Service Center in good order before the New York Stock Exchange closes for regular trading (usually 3:00 p.m. Central Time) are priced at the unit value determined at the close of that valuation period.  If We receive Your completed transfer request in good order after the close of a valuation period, We will process the transfer request at the unit value determined at the close of the next valuation period.

For information regarding telephone or facsimile requests, see “Inquiries and Correspondence” on page 16.  Transfers may be delayed under certain circumstances.  See “When We Pay Proceeds from This Contract” on page 40. We currently do not charge for transfers between investment options, but reserve the right to charge $15 per transfer for transfers in excess of 15 per Contract year. If assessed, this charge will be deducted from the amount that is transferred prior to the allocation to a different investment option. The fee is waived for transfers in connection with active DCA or automatic rebalancing programs.

We reserve the right to eliminate and/or severely restrict the transfer privilege in any manner We deem appropriate for some, all or specific Contract owners.

Transfer Limitations

Frequent, large, programmed or short-term transfers among investment options, such as those associated with “market timing” transactions, can adversely affect the portfolios and the returns achieved by Contract owners.  In particular, such transfers may dilute the value of the portfolios’ shares, interfere with the efficient management of the portfolios’ investments, and increase brokerage and administrative costs of the portfolios.  In order to try to protect Our Contract owners and the portfolios from potentially harmful trading activity, We have implemented certain market timing and excessive trading policies and procedures (the “Market Timing Procedures”).  Our Market Timing Procedures are designed to detect and prevent frequent or short-term transfer activity among the investment options of the Separate Account that may adversely affect other Contract owners or portfolio shareholders.

More specifically, currently Our Market Timing Procedures are intended to detect potentially harmful trading or transfer activity by monitoring for excessive trading.  We currently define excessive trading as:

•         More than one purchase and sale of the same investment option within a 60-calendar day period, commonly referred to as a “round trip”.  Two or more “round trips” involving the same investment option within a 60-calendar day period is considered excessive trading.

•         Six round-trips involving the same investment option within a twelve month period.

We will review transfer requests, daily blotters, and transaction logs in an attempt to identify transfers that exceed these transfer parameters.  We will review those transfers (and other transfers in the same Contract) to determine if, in Our judgment, the transfers are part of a market timing strategy or otherwise have the potential to be harmful.  We will honor and process the second transfer request, but if We believe that the activity is potentially harmful, We will suspend that Contract’s transfer privileges and We will not accept another transfer request telephonically or electronically (fax, internet, etc.) for 14 business days.  We will attempt to inform the Contract owner (or registered representative) by telephone that their transfers have been deemed potentially harmful to others and that their telephone and electronic transfer privilege is suspended for 14 days.  If We do not succeed in reaching the Contract owner or registered representative by phone, We will send a letter by first class mail to the Contract owner’s address of record.

We reserve the right to apply Our market timing procedures to all of the investment options available under the Contracts, including those investment options that invest in portfolios that affirmatively permit frequent and short-term trading in other variable annuity contracts offered by Us or other insurance companies.  Therefore, if You allocate premiums or Your accumulation value to this type of investment option, You may indirectly bear the effects of market timing or other frequent trading. These portfolios might not be appropriate for long-term investors.  For a complete description of each portfolios’ trading policies, review each portfolios’ prospectus.

In addition to Our own market timing procedures, managers of the investment portfolios might contact Us if they believe or suspect that there is market timing or other potentially harmful trading, and if so We will take appropriate action to protect others.  In particular, We may, and We reserve the right to, reverse a potentially harmful transfer.  If so, We will inform the Contract owner and/or registered representative. You will bear any investment loss involved in a reversal.

To the extent permitted by applicable law, We reserve the right to delay or reject a transfer request at any time that We are unable to purchase or redeem shares of any of the portfolios available through Separate Account C, because of any refusal or restriction on purchases or redemptions of their shares on the part of the managers of the investment portfolios as a result of their own policies and procedures on market timing activities or other potentially abusive transfers.  If this occurs, We will attempt to contact You by telephone for further instructions.  If We are unable to contact You within 5 business days after We have been advised that Your transfer request has been refused or delayed by the investment portfolio manager, the amount intended for transfer will be retained in or returned to the originating investment option.  You should also be aware that as required by Rule 22c-2 under the 1940 Act, We have entered into information sharing agreements with each of the fund companies whose portfolios are offered through the Contract.  Contract owner trading information is shared under these agreements as necessary for the fund companies to monitor portfolio trading and may include personal contract information, including names and social security numbers or other tax identification numbers.  As a result of this information sharing, a fund company may direct Us to restrict a Contract owner’s transactions if the fund company determines that the Contract owner has violated the portfolio’s excessive/frequent trading policy.  This could include the fund company directing Us to reject any allocations of premium or Contract value to the portfolio or all portfolios within the fund family.  We are contractually obligated to comply with all restrictions imposed by the portfolios. You should read the prospectuses of the portfolios for more details on their ability to refuse or restrict purchases or redemptions of their shares.

In Our sole discretion, We may revise Our Market Timing Procedures at any time without prior notice as We deem necessary or appropriate to better detect and deter frequent, programmed, large, or short-term transfers that may adversely affect other Contract owners or portfolio shareholders, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers).  We may change Our parameters to monitor for a different number of transfers with different time periods, and We may include other factors such as the size of transfers made by Contract owners within given periods of time, as well as the number of “round trip” transfers into and out of particular investment options for purposes of applying the parameters used to detect potential market timing and other potentially harmful activity.  We may aggregate transfers made in two or more Contracts that We believe are connected (for example, two Contracts with the same owner, or owned by spouses, or owned by different partnerships, trusts, or corporations that are under common control, etc.).

We do not include transfers made pursuant to the DCA program and portfolio rebalancing program in these limitations. We may vary Our market timing procedures from investment option to investment option, and may be more restrictive with regard to certain investment options than others.  We may not always apply these detection methods to investment options investing in portfolios that, in Our judgment, would not be particularly attractive to market timers or otherwise susceptible to harm by frequent transfers.  Currently, We do not intend to apply these frequent trading detection methods or restrictions to portfolios that are open for frequent transfers, indicated by an “*” in the list shown on page 2 of this prospectus.

We reserve the right to place restrictions on the methods of implementing transfers for all Contract owners that We believe might otherwise engage in trading activity that is harmful to others.  For example, We might only accept transfers by original “wet” Contract owner signature conveyed through the U.S. mail (that is, We can refuse transfer requests submitted by phone, facsimile, e-mail or by any other electronic means, or overnight courier service). We also reserve the right to implement and administer redemption fees imposed by one or more of the portfolios in the future.

Contract owners seeking to engage in frequent, programmed, large, or short-term transfer activity may deploy a variety of strategies to avoid detection.  Our ability to detect and deter such transfer activity is limited by operational systems and technological limitations.  In addition, the terms of the contract may also limit Our ability to restrict or deter harmful transfers.  Furthermore, the identification of Contract owners determined to be engaged in transfer activity that may adversely affect other Contract owners or portfolios’ shareholders involves judgments that are inherently subjective.  Accordingly, despite Our best efforts, We cannot guarantee that Our Market Timing Procedures will detect every potential market timer. Some market timers may get through Our controls undetected and may cause dilution in unit value to others. We apply Our Market Timing Procedures consistently to all Contract owners without special arrangement, waiver, or exception.  We may vary Our Market Timing Procedures among Our other variable insurance products to account for differences in various factors, such as operational systems and Contract provisions.  In addition, because other insurance companies and/or retirement plans may invest in the portfolios, We cannot guarantee that the portfolios will not suffer harm from frequent, programmed large, or short-term transfers among investment options of variable policies issued by other insurance companies or among investment options available to retirement plan participants.

Surrenders and Partial Withdrawals

You may withdraw all or part of Your surrender value by sending Us a written request at Our Customer Service Center in good order.  The surrender value is the Separate Account accumulation value minus any quarterly Contract maintenance fees, if applicable, and any applicable surrender charge, if You elect one of the Optional Value Endorsements. In some states a state premium tax charge may also be deducted.  Surrenders may be restricted by a retirement plan under which You are covered.  Partial withdrawals must be made in amounts of $1,000 or more (except for systematic withdrawals described below) and cannot reduce Your accumulation value to less than $500.  If a partial withdrawal results in Your accumulation value becoming less than $500, then the entire surrender value must be withdrawn.  A full surrender request, regardless of the accumulation value, must be submitted in writing. We reserve the right to change this process at any time. For a full surrender, You must send in Your Contract with Your surrender request or sign a lost contract statement.

You may request partial withdrawals up to $25,000 via telephone, four times a calendar year per Contract, provided prior written authorization has been received by Our Customer Service Center. You will be required to verify personally identifiable information at the time You request a partial withdrawal. If there are joint owners, both owners must be on the telephone at the time of request.

Telephone authorization will remain in effect until We receive written notification from You to terminate this authorization. If the Contract has joint owners, both owners are required to sign the written notification to terminate telephone authorization. We, at Our sole discretion, may discontinue this program at any time. There are some restrictions on telephone partial withdrawals; please call Our Customer Service Center with any questions.

We may record telephone calls and use other procedures to verify information and confirm that instructions are genuine. We will not be liable for losses or expenses arising from telephone instructions reasonably believed to be genuine. We reserve the right to restrict, suspend or eliminate the use of, or modify the requirements for making, telephone partial withdrawals at any time.

Any required tax withholding and surrender charges, if applicable, will be deducted from the amount paid.  In addition, upon full surrender a quarterly Contract maintenance fee, if applicable, (and possibly a state premium tax charge) may also be subtracted.

Completed surrender or partial withdrawal requests received in good order at Our Customer Service Center before the New York Stock Exchange closes for regular trading (usually, 3:00 p.m. Central Time) are priced at the unit value determined at the close of that regular trading session of the New York Stock Exchange. If We receive Your completed surrender or partial withdrawal request in good order after the close of a valuation period, We will process the surrender request at the unit value determined at the close of the next valuation period.

We will generally pay the surrender or partial withdrawal amount from the Separate Account within seven days after We receive a properly completed surrender or partial withdrawal request in good order.  See “Administrative Procedures” on page 10. We may defer payment for more than seven days when:

•         trading on the New York Stock Exchange is restricted as defined by the SEC;

•         the New York Stock Exchange is closed (other than customary weekend and holiday closing);

•         an emergency exists or if for any reason it is not reasonably practicable to dispose of or fairly value the securities held in an investment option;

•         for such other periods as the SEC may by order permit for the protection of owners; or

•         Your premium check has not cleared Your bank.

See “When We Pay Proceeds from This Contract” on page 40.

If We defer payment for 30 or more days, then during the period of deferment, We will pay interest at the rate required by the jurisdiction in which this Contract is delivered.

Unless You specify otherwise, Your partial withdrawal will be deducted from all investment options in the same proportion as Your accumulation value bears to each investment option.

Surrenders and partial withdrawals will generally have Federal income tax consequences that can include income tax penalties and tax withholding. Surrenders and partial withdrawals may be restricted under certain qualified contracts. You should consult with and rely on Your tax advisor before making a surrender or partial withdrawal. See “FEDERAL TAX STATUS” on page 32.

Systematic Withdrawals

The systematic withdrawal feature allows You to have a portion of the accumulation value withdrawn automatically.  These payments can be made only: (1) while the owner is living, (2) before the maturity date, and (3) after the Free Look period.  You may elect this option by sending a properly completed service form to Our Customer Service Center.  You may designate the systematic withdrawal amount and the period for systematic withdrawal payments.  You will also designate the desired frequency of the systematic withdrawals, which may be monthly, quarterly, semi-annually or annually. See Your Contract for details on systematic withdrawal options and when each begins.

If You have elected the Optional 5-Year Value Endorsement, then a surrender charge of up to 7% (in excess of the free withdrawal amount) will be assessed. The surrender charge is based on the withdrawal amount and the amount of time that has elapsed since each payment. A surrender charge is assessed in the first 5 years following payment, even when the withdrawal is effected for systematic withdrawals. See “Free Withdrawal Amount” on page 27 for more information.

If You have elected the Optional 6-Year Value Endorsement, then a surrender charge of up to 7% (in excess of the free withdrawal amount) will be assessed. The surrender charge is based on the withdrawal amount and the amount of time that has elapsed since each payment. The surrender charge is assessed in the first 6 years following payment, even when the withdrawal is effected for systematic withdrawals. See “Free Withdrawal Amount” on page 27 for more information.

If You have elected the Optional 7-Year Value Endorsement, then a surrender charge of up to 8% (in excess of the free withdrawal amount) will be assessed. The surrender charge is based on the withdrawal amount and the amount of time that has elapsed since each payment. A surrender charge is assessed in the first 8 years following payment, even when the withdrawal is effected for systematic withdrawals. See “Free Withdrawal Amount” on page 27 for more information.

If the New York Stock Exchange is closed for regular trading on the day when the withdrawal is to be made, then We will process Your withdrawal at the unit value determined at the close of the next valuation period.  The deduction caused by the systematic withdrawal will be allocated proportionately to Your accumulation value in the investment options.

You can stop or modify the systematic withdrawals by sending Us a written notice.  A proper written notice must include the consent of any effective assignee or irrevocable beneficiary, if applicable.

Each systematic withdrawal must be at least $100.  Each request for withdrawal amounts of less than $100 will be reviewed on a case-by-case basis.  We reserve the right to change the frequency of payments or discontinue payments if the payment is less than $100.  Upon payment, We reduce Your accumulation value by an amount equal to the payment proceeds.  In no event will the payment of a systematic withdrawal exceed the surrender value.  The Contract will automatically terminate if a systematic withdrawal causes the Contract’s surrender value to equal zero.

To the extent, if any, that there is gain in the Contract, systematic withdrawals generally are included in the Contract owner’s gross income for tax purposes (as ordinary income) in the year in which the withdrawal occurs, and may be subject to a penalty tax of 10% before age 59 ½.  Additional terms and conditions for the systematic withdrawal program are set forth in Your Contract and in the application for the program.

Dollar Cost Averaging

The Dollar Cost Averaging (DCA) program enables You to make monthly, quarterly, semi-annual or annual transfers of a predetermined dollar amount from the DCA source account (any investment option) into one or more of the investment options. Your accumulation value must be at least $10,000 to initiate the DCA program.  The minimum monthly amount to be transferred using DCA is $100.

This program may reduce the impact of market fluctuations by allocating monthly, as opposed to allocating the total amount at one time.  This plan of investing does not insure a profit or protect against a loss in declining markets.

Only one active DCA program is allowed at a time.  You must complete the proper request form and send it (in good order) to Our Customer Service Center, and there must be a sufficient amount in the DCA source account.  The  source account must have a minimum of $1200 beginning balance to start a DCA program. For any DCA, the minimum amount of time at set-up is 3 months. There is no maximum set-up time limit. We reserve the right to limit or change the minimum and maximum timeframes for the DCA program. You can get a sufficient amount by paying a premium with the DCA request form, allocating premiums, or transferring amounts to the DCA source account.   The DCA request form will specify:

•         the DCA source account from which transfers will be made,

•         the total monthly amount to be transferred to the other investment options, and

•         how that monthly amount is to be allocated among the investment options.

Once You elect DCA, additional premiums can be allocated to the DCA source account by sending them in with a DCA request form or written instructions.  Any premium payments received while the DCA program is in effect will be allocated using the allocation percentages from the DCA request form, unless You specify otherwise.  All amounts in the DCA source account will be available for transfer under the DCA program.

If it is requested when the Contract is issued, then DCA will start on the Contract anniversary of the second Contract month.  If it is requested after issue, then DCA will start on the Contract anniversary of the next Contract month after the request is received.  DCA will not begin until the end of the free look period.

You may stop the DCA program at any time by sending Us written notice.  We reserve the right to end the DCA program by sending You one month’s notice.  You may not elect a DCA program with the Portfolio Rebalancing option.

We do not charge any specific fees for You to participate in a DCA program.

Portfolio Rebalancing

The Portfolio Rebalancing program allows Contract owners to have Us automatically reset the percentage of accumulation value allocated to each investment option to a pre-set percentage level on a quarterly, semi-annual, or annual basis.  The Portfolio Rebalancing program is not available when there is an active DCA program on the Contract. If You elect this option, then on the Contract anniversary date, We will transfer the amounts needed to “rebalance” the accumulation value to Your specified percentages.  Rebalancing may result in transferring amounts from an investment option earning a relatively high return to one earning a relatively low return. Your accumulation value must be at least $10,000 to initiate a portfolio rebalancing program.

Portfolio rebalancing will remain in effect until We receive Your written termination request.  We reserve the right to end the portfolio rebalancing program by sending You one month’s notice.  Contact Us at Our Customer Service Center to elect the portfolio rebalancing program.

There is no charge for portfolio rebalancing transfers.

Death Benefit

If the owner dies before the maturity date and while the Contract is still in force, We will pay the death benefit to the beneficiary once We receive (at Our Customer Service Center) satisfactory proof of the owner’s death, an election of how the death benefit is to be paid, and any other documents or forms required all in good order.  Once You choose a Death Benefit, You cannot change it.

If an owner dies prior to the maturity date, then the death benefit must be paid within 5 years of the owner’s death (other than amounts payable to, or for the benefit of, the surviving spouse of the owner). For joint owners the death benefit is paid upon the first death.

Spousal Continuation is available only if the spouse (1) was married to the deceased owner, as recognized by Federal law, as of the date of the deceased owner’s death, and (2) is the sole primary beneficiary. A surviving  spouse may choose to treat the Contract as his/her own Contract. If Your spouse chooses to continue the Contract under spousal continuance, by current company practice they will receive the death benefit. This amount would be allocated among Investment Options in accordance with the current allocations for the Contract and may be, under certain circumstances, considered earnings.

If the sole beneficiary is not the spouse, the surviving joint owner will be the designated primary beneficiary and any other beneficiaries on record will be treated as contingent beneficiaries.

When a death benefit is paid on the death of an owner or a joint owner and a payment option is selected, the payment option must be an annuity for the life of the payee or for a period extending no longer than the payee’s life expectancy, and payments must begin within one year of the date of death.

The amount of the death benefit will be calculated based on the greater of (a) accumulation value or (b) net premiums paid on the business day that Our Customer Service Center receives a complete death benefit claim, which includes all of the following in good order: (a) proof of death acceptable to Us, (b) an election of how the death benefit is to be paid, and (c) any other documents or forms that We require. If there are multiple beneficiaries, each beneficiary will receive their proportional share of the death proceeds as of the date We receive an election of how that beneficiary’s portion of the death benefit  is to be paid (or if later, when all good order requirements are met). Payment will include interest to the extent required by law.

After the date on which We receive an original death certificate or a copy of the death certificate via facsimile, the beneficiary has the option of transferring the accumulation value to a money market investment option before the date on which the first complete death benefit claim is received. If there are multiple beneficiaries then they all must join in such a transfer request.

If the owner dies on or after the maturity date, then any remaining amounts, must be paid at least as rapidly as the benefits were being paid at the time of the owner’s death. Other rules relating to distributions at death apply to Qualified Contracts.

If any owner is a non-natural person, the death benefit is paid upon the death of an annuitant.

If joint owners die within 24 hours of one another, they are considered to have died simultaneously and the eldest is presumed to have died first.

Naming different persons as owner and annuitant can affect whether the death benefit is payable, the amount of the benefit, and who will receive it. Use care when naming owners, annuitants, and beneficiaries, and consult Your registered representative if You have questions.  State premium taxes may be deducted from the death benefit proceeds.

Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of 3 to 5 years from the contract’s maturity date or date the death benefit is due and payable.  For example, if the payment of a death benefit has been triggered, but, if after a thorough search, We are still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the beneficiary or the contract owner last resided, as shown on Our books and records, or to Our state of domicile.  This “escheatment” is revocable, however, and the state is obligated to pay the death benefit (without interest) if Your beneficiary steps forward to claim the death benefit with the proper documentation.  To prevent such escheatment, it is important that You update Your beneficiary designations, including full names and complete addresses, if and as they change.  Such updates should be communicated in writing, by telephone, or other approved electronic means at Our Customer Service Center.

Optional Value Endorsement

If You elect the Optional 5-, 6- or 7-Year Value Endorsement on Your application, You elect to add a 5-, 6- or 7-year surrender charge period (the number of years the surrender charge remains in effect as applied to each premium payment).  In exchange for a 5-, 6- or 7-year declining surrender charge for each premium payment, We will reduce the Separate Account annual expenses by 0.10% (5-year), 0.15% (6-year) or 0.20% (7-year) which is a percentage of the average daily accumulation value. We reserve the right to decrease this fee reduction; however, We will not decrease this fee reduction for in force Contracts and the decrease will not be less than 0.00%. The lower fee remains in effect until the Contract is terminated.  See “Fees and Expenses” on page 11.  Electing this endorsement will benefit Contract owners who do not surrender the Contract or take partial withdrawals, in excess of the annual free withdrawal amount, during the surrender charge period.

You can only elect this endorsement when You purchase the Contract, (on Your application). Once the endorsement is elected You cannot terminate the endorsement. The maximum issue age for the Optional Value Endorsement is 85 (the owner’s age).

The surrender charge schedules for the Optional Value Endorsement are as follows:

Length of Time From Each Premium Payment (Number of Years)	5-Year Value Endorsement (As a Percentage of Premium Withdrawn)	6-Year Value Endorsement (As a Percentage of Premium Withdrawn)	7-Year Value Endorsement (As a Percentage of Premium Withdrawn)
0	7%	7%	8%
1	6%	6%	7%
2	5%	5%	6%
3	4%	4%	5%
4	3%	3%	4%
5	0%	2%	3%
6	0%	0%	2%
7+	0%	0%	0%

No surrender charge will be assessed upon:

            (a)        payment of death benefits;

            (b)        exercise of the free look right;

            (c)        withdrawal  less than or equal to the free withdrawal amount.

Free Withdrawal Amount

Even if You elect an Optional Value Endorsement You may withdraw up to 10% of Your remaining premiums (premiums paid less partial withdrawals on a dollar for dollar basis) each Contract year without incurring a surrender charge. We will allow the free withdrawal amount to be taken in multiple withdrawals each Contract year.  The free withdrawal amount is determined at the beginning of each Contract year on the Contract anniversary. If the free withdrawal amount is not withdrawn or if less than 10% is withdrawn, the amount not taken during the Contract year will not be carried over to subsequent years. A withdrawal may have Federal income tax consequences that can include income tax penalties and tax withholding. See “FEDERAL TAX STATUS” on page 32.

Please note: Contract owners who have the base contract only (without an Optional Value Endorsement) can make withdrawals at any time in any amount without imposition of a surrender charge.

Amounts withdrawn under the Contract to comply with IRS minimum distribution rules and paid under a life expectancy option will not be subject to a surrender charge. The free withdrawal provision pertaining to the IRS minimum distribution will be calculated solely on the accumulation value of this Contract.  Amounts withdrawn to comply with IRS minimum distribution rules will reduce the amount available under the free withdrawal amount.

If the total withdrawals exceed the free withdrawal amount, then surrender charges are applied on the withdrawal amount in excess of the free withdrawal amount. Before taking a withdrawal, You should consult a tax advisor to consider the tax consequences of a withdrawal on Your variable annuity contract. See “FEDERAL TAX STATUS” on page 32.

CHARGES, FEES AND DEDUCTIONS

Mortality and Expense Risk Charge

We deduct a daily charge for mortality and expense risks currently at an effective annual rate to 1.00% of the accumulation value in the Separate Account.  We reserve the right to increase this charge; however, it will not exceed 1.50% per annum.  The investment option’s accumulation unit values reflect this charge.  We expect to profit from this charge.  We may use the profit for any purpose including paying distribution expenses.  However, the level of this charge is guaranteed for the life of the Contract and may not be increased after the Contract is issued.

The mortality risk We bear arises, in part, from Our obligation to make monthly annuity payments regardless of how long the annuitant or any individual may live.  These payments are guaranteed in accordance with the annuity tables and other provisions contained in Your Contract.  This assures You that neither the longevity of the annuitant , nor an unanticipated improvement in general life expectancy, will have any adverse effect on the monthly annuity payments the annuitant will receive under the Contract.  Our obligation, therefore, relieves the annuitant from the risk that he or she will outlive the funds accumulated for retirement.  The mortality risk also arises, in part, because of the risk that the death benefit may be greater than the accumulation value.  We also assume the risk that other expense charges may be insufficient to cover the actual expenses We incur.

Asset Based Administration Charge

We currently deduct a daily charge for asset based administration expenses at an effective annual rate of 0.35% of the accumulation values in the Separate Account.  We reserve the right to increase this charge; however, it will not exceed 0.75% per annum.  We deduct this charge proportionally from each investment option.  This charge is for Our record keeping and other expenses incurred in maintaining the Contracts.  However, the level of this charge is guaranteed for the life of the Contract and may not be increased after the Contract is issued.

Quarterly Contract Maintenance Fee

We deduct a quarterly Contract maintenance fee of $10.  This fee is collected on each Contract quarter anniversary on or before the maturity date, and on surrenders.  We reserve the right to increase this charge; however, it will not exceed $15 per Contract quarter.  If Your accumulation value or net premium is greater than $50,000 on the Contract quarter anniversary or at full surrender, no quarterly Contract maintenance fee is charged.  If Your accumulation value ever becomes insufficient to pay this charge, then Your Contract will terminate without value.

Transfer Charge

We reserve the right to charge $15 per transfer for transfers in excess of 15 per Contract year. By current company practice We do not assess this charge. If assessed, this charge will be deducted from the amount that is transferred prior to the allocation to a different investment option. The fee is waived for transfers in connection with active DCA or automatic rebalancing programs.

Charges in the Portfolios

The fund companies charge their portfolios for managing investments and providing services.  The portfolios may also pay operating expenses.  Each portfolio’s charges and expenses vary. See the prospectus provided by the fund company for more information.

In addition, certain investment options may impose liquidity fees and redemption fees on certain transactions (pursuant to SEC rules 2a-7 and 22c-2 under the Investment Company Act of 1940). Any such fees will be passed through and charged to the applicable Contract Owners.

State Premium Taxes

Midland National reserves the right to deduct premium taxes from Your surrender value at full surrender, death, maturity or annuitization a charge for any state premium taxes levied by a state or any other government entity.  State premium taxes currently levied by certain jurisdictions vary from 0% to 3.5% and is based on Your current residence state.  This range is subject to change.  The states currently participating in this premium tax practice are California, Maine, Nevada, South Dakota, West Virginia, Wyoming and the territory of Puerto Rico.  These states and jurisdictions are subject to change.

Other Taxes

At the present time, We do not make any charges to the Separate Account for any federal, state, or local taxes (other than state premium taxes) that We incur which may be attributable to such Separate Account or to the Contracts.  We reserve the right to make a charge for any such tax or economic burden resulting from the application of the tax laws.

Optional Value Endorsement

If You elect the Optional 5-, 6- or 7-Year Value Endorsement,  We will reduce Your LiveWell Variable Annuity Separate Account annual expenses by 0.10% (5-year from 1.35% per year to 1.25%), 0.15% (6-year from 1.35% per year to 1.20%) or 0.20% (7-year from 1.35% per year to 1.15%) in exchange for a 5-, 6- or 7-year declining surrender charge. We reserve the right to decrease this fee reduction; however, We will not decrease this fee reduction for in force Contracts and the decrease will not be less than 0.00%. The lower fee remains in effect until the Contract is terminated.  See “Fees and Expenses” on page  11. This reduction will lower the total fees deducted from Your total separate account annual expenses. For more detailed information see “Optional Value Endorsement” on page 27.

Surrender Charges for the Optional Value Endorsement

If You elect the Optional Value Endorsement, We will deduct applicable surrender charges from any surrender or partial withdrawal of premiums (including a surrender to effect an annuity and on systematic withdrawals) that exceeds the free withdrawal amount.  This charge partially reimburses Us for the selling and distributing costs of this Contract.  These include commissions and the costs of preparing sales literature and printing prospectuses.  If the surrender charge is insufficient to cover all distribution expenses, then the deficiency will be met from Our surplus that may be, in part, derived from mortality and expense risk charges (described above).

The surrender charge will be based on the length of time between premium payments and partial withdrawals or surrender.  When determining the applicable surrender charge, the amount subject to a surrender charge will be deducted from premium payments on a First-In, First-Out (FIFO) basis. When calculating surrender charges, earnings are defined as the excess of the accumulation value over the sum of remaining premiums. Any withdrawals will be allocated to remaining premiums first on a FIFO basis and second to earnings, if any.  In determining what the surrender charge is, We do not include earnings, although the actual withdrawal to pay it may come from earnings.

For purposes of calculating surrender charges, We assume that surrenders and partial withdrawals are made in the following order:

1)      First from premium payments no longer subject to a surrender charge;

2)      Then from the free withdrawal amount on a FIFO basis;

3)      Then from premium payments subject to a surrender charge on a FIFO basis; and

4)      Earnings, if any.

The length of time between each premium payment and surrender or withdrawal determines the amount of the surrender charge applied to that respective premium payment.  Premium payments are considered withdrawn in the order that they were received.

The surrender charge schedule for the Optional Value Endorsements are as follows:

Length of Time From Each Premium Payment (Number of Years)	5-Year Value Endorsement (As a Percentage of Premium Withdrawn)	6-Year Value Endorsement (As a Percentage of Premium Withdrawn)	7-Year Value Endorsement (As a Percentage of Premium Withdrawn)
0	7%	7%	8%
1	6%	6%	7%
2	5%	5%	6%
3	4%	4%	5%
4	3%	3%	4%
5	0%	2%	3%
6	0%	0%	2%
7+	0%	0%	0%

No surrender charge will be assessed upon:

            (a)        payment of death benefits;

            (b)        exercise of the free look right;

            (c)        withdrawal less than or equal to the free withdrawal amount.

The surrender value cannot be greater than the accumulation value, but in no event will it be less than the minimum required by the laws of the state in which this Contract is delivered. At the time of withdrawal, if Your accumulation value is less than Your remaining premium, the surrender charge will still be assessed (measured by) against the full remaining premium  amount.

Amounts withdrawn under the Contract to comply with IRS minimum distribution rules and paid under a life expectancy option will not be subject to a surrender charge. The free withdrawal provision pertaining to the IRS minimum distribution will be calculated solely on the accumulation value of this Contract.  Amounts withdrawn to comply with IRS minimum distribution rules will reduce the amount available under the free withdrawal amount.

The following examples are provided to help You better understand how the surrender charges are assessed to premium payments with the Optional Value Endorsement.

Example 1: A Contract with the Optional Value Endorsement with a single premium of $100,000, no additional premium payments and there are no partial withdrawals taken. In this example, the $10,000 shown in the calculations below is the free withdrawal amount.  The surrender charge amount for a full surrender of this Contract, in the applicable time period (the first column)  is given in the second column of the table below.

Length of Time From Premium Payment to Full Surrender (Number of Years)	5-Year Value Endorsement Surrender Charge
Less than one	($100,000 - $10,000) * 7% = $6,300
1 – 2	($100,000 - $10,000) * 6% = $5,400
2 – 3	($100,000 - $10,000) * 5% = $4,500
3 – 4	($100,000 - $10,000) * 4% = $3,600
4 – 5	($100,000 - $10,000) * 3% = $2,700
5+	($100,000 - $10,000) * 0% = $0

Length of Time From Premium Payment to Full Surrender (Number of Years)	6-Year Value Endorsement Surrender Charge
Less than one	($100,000 - $10,000) * 7% = $6,300
1 – 2	($100,000 - $10,000) * 6% = $5,400
2 – 3	($100,000 - $10,000) * 5% = $4,500
3 – 4	($100,000 - $10,000) * 4% = $3,600
4 – 5	($100,000 - $10,000) * 3% = $2,700
5 – 6	($100,000 - $10,000) * 2% = $1,800
6 +	($100,000 - $10,000) * 0% = $0

Length of Time From Premium Payment to Full Surrender (Number of Years)	7-Year Value Endorsement Surrender Charge
Less than one	($100,000 - $10,000) * 8% = $7,200
1 – 2	($100,000 - $10,000) * 7% = $6,300
2 – 3	($100,000 - $10,000) * 6% = $5,400
3 – 4	($100,000 - $10,000) * 5% = $4,500
4 – 5	($100,000 - $10,000) * 4% = $3,600
5 – 6	($100,000 - $10,000) * 3% = $2,700
6 – 7	($100,000 - $10,000) * 2% = $1,800
7 +	($100,000 - $10,000) * 0% = $0

Please note that these surrender charges apply even if the accumulation value has declined to less than premium of $100,000 due to poor investment performance (and fees and expenses), since the charge is a percentage of the premium deemed withdrawn, not a percentage of the accumulation value withdrawn.

Example 2: A Contract with the Optional Value Endorsement with an initial premium of $100,000.  An additional premium of $50,000 is made on the 3nd Contract anniversary.  If there are no additional premiums beyond the two premiums stated, and there are no partial withdrawals taken, then the surrender charge amount for a full surrender of this Contract, in the applicable time period (the first column), is given in the second column of the table below.

Length of Time From Contract Issue to Full Surrender (Number of Years)	5-Year Value Endorsement Surrender Charge
Less than one	($100,000 - $10,000) * 7% = $6,300
1 – 2	($100,000 - $10,000) * 6% = $5,400
2 – 3	($100,000 - $10,000) * 5% = $4,500
3 – 4	($100,000 - $15,000) * 4% + ($50,000 - $0) * 7% = $6,900
4 – 5	($100,000 - $15,000) * 3% + ($50,000 - $0) * 6% = $5,550
5 – 6	($100,000) * 0% + ($50,000 - $5,000) * 5% = $2,250
6 – 7	($100,000) * 0% + ($50,000 - $5,000) * 4% = $2,000
7 – 8	($100,000) * 0% + ($50,000 - $5,000) * 3% = $1,500
8+	($100,000) * 0% + ($50,000) * 0% = $0

Length of Time From Contract Issue to Full Surrender (Number of Years)	6-Year Value Endorsement Surrender Charge
Less than one	($100,000 - $10,000) * 7% = $6,300
1 – 2	($100,000 - $10,000) * 6% = $5,400
2 – 3	($100,000 - $10,000) * 5% = $4,500
3 – 4	($100,000 - $15,000) * 4% + ($50,000 - $0) * 7% = $6,900
4 – 5	($100,000 - $15,000) * 3% + ($50,000 - $0) * 6% = $5,550
5 – 6	($100,000 - $15,000) * 2% + ($50,000 - $0) * 5% = $4,200
6 – 7	($100,000) * 0% + ($50,000 - $5,000) * 4% = $1,800
7 – 8	($100,000) * 0% + ($50,000 - $5,000) * 3% = $1,350
8 – 9	($100,000) * 0% + ($50,000 - $5,000) * 2% = $900
9+	($100,000) * 0% + ($50,000) * 0% = $0

Length of Time From Contract Issue to Full Surrender (Number of Years)	7-Year Value Endorsement Surrender Charge
Less than one	($100,000 - $10,000) * 8% = $7,200
1 – 2	($100,000 - $10,000) * 7% = $6,300
2 – 3	($100,000 - $10,000) * 6% = $5,400
3 – 4	($100,000 - $15,000) * 5% + ($50,000 - $0) * 8% = $8,250
4 – 5	($100,000 - $15,000) * 4% + ($50,000 - $0) * 7% = $6,900
5 – 6	($100,000 - $15,000) * 3% + ($50,000 - $0) * 6% = $5,550
6 – 7	($100,000 - $15,000) * 2% + ($50,000 - $0) * 5% = $4,200
7 – 8	($100,000) * 0% + ($50,000 - $5,000) * 4% = $1,800
8 – 9	($100,000) * 0% + ($50,000 - $5,000) * 3% = $1,350
9 - 10	($100,000) * 0% + ($50,000 - $5,000) * 2% = $900
10+	($100,000) * 0% + ($50,000) * 0% = $0

FEDERAL TAX STATUS

Introduction

NOTE:  We have prepared the following information on federal income taxes as a general discussion of the subject.  It is not intended as tax advice to any individual.  No attempt is made to consider any applicable state or other income tax laws, any state and local estate or inheritance tax, or other tax consequences of ownership or receipt of distributions under the Contract.  You should consult Your own tax advisor about Your own circumstances.  We have included an additional discussion regarding taxes in the SAI.

Annuity Contracts in General

Deferred annuities are a way of setting aside money for future needs like retirement.  Congress recognized how important saving for retirement is and provided special rules in the Internal Revenue Code for annuities.

Simply stated, these rules provide that generally You will not be taxed on the gain, if any, on the money held in Your annuity contract until You take the money out.  This is referred to as tax deferral.  There are different rules as to how You will be taxed depending on how You take the money out and the type of Contract – qualified or nonqualified (discussed below).

You will generally not be taxed on increases in the value of Your Contract until a distribution occurs – either as a surrender or as annuity payments.

When a non-natural person (e.g., corporation or certain other entities other than tax-qualified trusts) owns a Non-Qualified Contract, the contract will generally not be treated as an annuity for tax purposes and any increase in the excess of the account value over the investment in the Contract during the taxable year must generally be included in income. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax advisor.

Qualified and Non-Qualified Contracts

If You invest in a variable annuity as part of an individual retirement plan, Your annuity is called a Qualified Contract. If Your annuity is independent of any formal retirement or pension plan, it is termed a Non-Qualified Contract. The tax rules applicable to qualified contracts vary according to the type of retirement plan and the terms and conditions of the plan.

Qualified contracts are issued in connection with the plans listed below.  There is additional information about qualified contracts in the SAI.

•         Individual Retirement Annuity (IRA): A traditional IRA allows individuals to make contributions, which may be deductible, to the annuity.  Distributions from an IRA are generally subject to tax and, if made before age 59½, may be subject to a 10% penalty tax.

•         Roth IRAs, as described in Code section 408A, permit certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA.  A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax.  The owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years.  Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59½ (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA.  A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

Distributions that are rolled over to another IRA within 60 days are not immediately taxable, however only one such rollover is permitted each year. Beginning in 2015, an individual can make only one rollover from an IRA to another (or the same) IRA in any 12-month period, regardless of the number of IRAs that are owned. The limit will apply by aggregating all of an individual’s IRAs, including SEP and SIMPLE IRAs as well as traditional and Roth IRAs, effectively treating them as one IRA for purposes of the limit.  This limit does not apply to direct trustee-to-trustee transfers or conversions of an IRA to a Roth IRA.

Minimum Distribution Rules and Eligible Rollover Distributions

Qualified contracts have minimum distribution rules that govern the timing and amount of distributions.  If You are attempting to satisfy these rules before the maturity date, the value of any enhanced death benefit may need to be included in calculating the amount required to be distributed. Consult with and rely upon Your tax advisor. In addition, the income for a specified period option may not always satisfy minimum required distribution rules. Consult with and rely upon Your tax advisor before electing this option.

Diversification and Distribution Requirements

The Internal Revenue Code provides that the underlying investments for a nonqualified variable annuity must satisfy certain diversification requirements in order to be treated as an annuity.  The annuity must also meet certain distribution requirements at the death of the annuitant or an owner in order to be treated as an annuity contract. These diversification and distribution requirements are discussed in the SAI.  Midland National may modify the contract to attempt to maintain favorable tax treatment.

Surrenders and Partial Withdrawals

If You make a partial withdrawal from a Non-Qualified Contract before the annuity commencement date, the Internal Revenue Code treats that surrender as first coming from gain and then from Your premium payments.  When You make a partial withdrawal, You are taxed on the amount of the surrender that is gain.  If You make a full surrender, You are generally taxed on the amount that Your surrender proceeds exceed the “investment in the contract,” which is generally Your premiums paid (adjusted for any prior partial withdrawals that came out of the premiums). Withdrawals from Non-Qualified Contracts to pay third party registered investment advisor fees are treated as taxable withdrawals.  Different rules apply for annuity payments and under Qualified Contracts.  See “Annuity Payments” below.

In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the “investment in the contract” to the individual’s total account balance or accrued benefit under the retirement plan.  The “investment in the contract” generally equals the amount of Your non-deductible premium payments.  In many cases, the “investment in the contract” under a Qualified Contract can be zero.

The Internal Revenue Code also provides that surrendered gain may be subject to a penalty.  The amount of the penalty is equal to 10% of the amount that is includable in income.  Some surrenders will be exempt from the penalty.  In general, in the case of a distribution from a Non-Qualified Contract, this includes any amount:

•         paid on or after the taxpayer reaches age 59½;

•         paid after an owner dies;

•         paid if the taxpayer becomes totally disabled (as that term is defined in the Internal Revenue Code);

•         paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;

•         paid under an immediate maturity; or

•         which come from premium payments made prior to August 14, 1982.

Special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Contract. You should consult Your tax adviser with regard to exceptions from the penalty tax.

Multiple Contracts

All nonqualified deferred contracts that are issued by Midland National (or its affiliates) to the same owner during any calendar year are treated as one annuity for purposes of determining the amount includable in the owner’s income when a taxable distribution occurs.

Withholding

Distributions from Qualified and Non-Qualified Contracts are generally subject to withholding for Your federal income tax liability.  The withholding rate varies according to the type of distribution and Your tax status except with respect to eligible rollover distributions, as described above. You will be provided the opportunity to elect not to have tax withheld from distributions when allowed by law.

Annuity Payments

Although the tax consequences may vary depending on the annuity payment option You select, in general, for Non-Qualified and certain Qualified Contracts, only a portion of the annuity payments You receive will be includable in Your gross income.

In general, the excludable portion of each annuity payment You receive will be determined by dividing the “investment in the contract” on the maturity date by the total expected value of the annuity payments for the term of the payments.  This is the percentage of each annuity payment that is excludable.

The remainder of each annuity payment is includable in gross income.  Once the “investment in the contract” has been fully recovered, the full amount of any additional annuity payments is includable in gross income.

If, after annuitization , annuity payments stop because an annuitant  has died, the excess (if any) of the “investment in the contract” as of the annuitization over the aggregate amount of annuity payments received that was excluded from gross income is generally allowable as a deduction for Your last taxable year.

Partial Annuitization

If part of an annuity contract’s value is applied to an annuity option that provides payments for one or more lives and for a period of at least ten years, those payments may be taxed as annuity payments instead of withdrawals.  None of the payment options under the Contract are intended to qualify for this "partial annuitization" treatment and, if You apply only part of the value of the Contract to a payment option, We will treat those payments as withdrawals for tax purposes.

Medicare Tax

Distributions from non-qualified annuity contracts will be considered "investment income" for purposes of the Medicare tax on investment income.  Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g., earnings) to individuals whose income exceeds certain threshold amounts.   Please consult a tax advisor for more information.

Definition of Spouse under Federal Law

The Contract provides that upon Your death, a surviving spouse may have certain continuation rights that he or she may elect to exercise for the Contract’s death benefit and any joint-life coverage under an optional living benefit.  All Contract provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under federal law.  The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages  recognized under state law will be recognized for federal law purposes.  Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law.  Consult a tax advisor for more information on this subject.

Annuity Contracts Purchased by Nonresident Aliens and Foreign Corporations

The discussion above provided general information regarding U.S. federal income tax consequences to annuity owners that are U.S. persons.  Taxable distributions made to owners who are not U.S. persons will generally be subject to U.S. federal income tax withholding at a 30% rate, unless a lower treaty rate applies.  In addition, such distributions may be subject to state and/or municipal taxes and taxes that may be imposed by the owner’s country of citizenship or residence. Additional withholding may occur with respect to entity purchasers (including foreign corporations, partnerships, and trusts) that are not U.S. residents. Prospective foreign owners are advised to consult with a qualified tax advisor regarding U.S., state, and foreign taxation for any annuity contract purchase.

Taxation of Death Benefit Proceeds

Amounts may be distributed from the Contract because of the death of the annuitant (only if the owner is a non-natural person) or an owner. Generally, such amounts should be includable in the income of the recipient:

•         if distributed in a lump sum, these amounts are taxed in the same manner as a full surrender; or

•         if distributed under an annuity payment option, these amounts are taxed in the same manner as annuity payments.

Transfers, Assignments or Exchange of Contracts

A transfer of ownership or absolute assignment of a Contract, the designation of an annuitant or payee or other beneficiary who is not also the owner, the selection of certain maturity dates, or a change of annuitant, may result in certain income or gift tax consequences to the owner that are beyond the scope of this discussion.  An owner contemplating any such transfer, assignment, selection, or change should contact a competent tax advisor with respect to the potential tax effects of such a transaction.

Transfers of Non-Qualified Contracts for less than full and adequate consideration to the Contract owner at the time of such transfer, will trigger taxable income on the gain in the Contract, with the transferee getting a step-up in basis for the amount included in the Contract owner’s income.  This provision does not apply to transfers between spouses or transfers incident to a divorce.

Possible Tax Law Changes

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise.  You should consult a tax advisor with respect to legal developments and their effect on the Contract.

Federal Estate, Gift and Generation-Skipping Transfer Taxes

While no attempt is being made to discuss the Federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate.  Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary.  Consult with and rely on an estate planning advisor for more information.

Under certain circumstances, the Code may impose a generation-skipping transfer (“GST”) tax when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner.  Regulations issued under the Code may require Us to deduct the tax from Your Contract, or from any applicable payment, and pay it directly to the IRS.

For 2017, the federal estate tax, gift tax, and GST tax exemptions and maximum rates are $5,490,000 and 40%, respectively.

The potential application of these taxes underscores the importance of seeking guidance from a qualified adviser to help ensure that Your estate plan adequately addresses Your needs and those of Your beneficiaries under all possible scenarios.

Annuity Purchases by Residents of Puerto Rico

The Internal Revenue Service has announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States Federal income tax.

Foreign Tax Credits

We may benefit from any foreign tax credits attributable to taxes paid by certain portfolios to foreign jurisdictions to the extent permitted under Federal tax law.

Maturity Date

The maturity date is the date on which income payments will begin under the annuity option You have selected.  The earliest possible maturity date under the Contract is the 1st Contract anniversary at which time You may annuitize Your full accumulation value (less any state premium taxes).  The maximum maturity date is the Contract anniversary immediately following the annuitant’s 115th birthday.  You may change the maturity date to an earlier Contract anniversary by sending written notice to Our Customer Service Center.  We must receive Your written notice at least 30 days prior to the original maturity date. The selection of a maturity date at the annuitant’s advanced age could have tax consequences so You should consult a tax adviser.

If You have not previously specified otherwise and have not elected certain systematic withdrawal options, then on the maturity date You may:

1.       take the accumulation value, less any state premium tax and any surrender charge, in one lump sum, or

2.       convert the accumulation value, less any state premium tax and any surrender charge,  into an annuity payable to the payee under one of the payment options as described below.

Electing an Annuity Payment Option

You may apply the proceeds of a surrender to affect an annuity payment option.  Unless You choose otherwise, on the maturity date Your accumulation value (less any state premium taxes and any surrender charge) will be applied to a 10 year certain and life fixed annuity payment option.  The first monthly annuity payment will be made within one month after the maturity date.

Only fixed payment options are available. Variable payment options are not available under this Contract. Fixed payment options are obligations of the insurer’s general account and are subject to the insurer’s claims-paying ability.

Currently, the payment options are only available if the proceeds applied are $2,000 or more and the annual payment is more than $240.  We reserve the right to change the payment frequency so that payments are at least $100.

The annuitant’s actual age will affect each payment amount for annuity payment options involving life income.  The amount of each annuity payment to older annuitants will be greater than for younger annuitants because payments to older annuitants are expected to be fewer in number.  For annuity payment options that do not involve life payment, the length of the payment period will affect the amount of each payment.  With a shorter period, the amount of each annuity payment will be greater. Payments that occur more frequently will be smaller than those occurring less frequently.

The payee or any other person who is entitled to receive payments may name a beneficiary to receive any amount that We would otherwise pay to that person’s estate if that person died.   The person who is entitled to receive payment may change the beneficiary at any time.

Annuity payment options will be subject to Our rules at the time of selection.  We must approve any arrangements that involve a payee who is not a natural person (for example, a corporation), or a payee who is a fiduciary or an assignee.  Also, the details of all arrangements will be subject to Our rules at the time the arrangements take effect.  This includes:

•         rules on the minimum amount We will pay under an option;

•         minimum amounts for installment payments, surrender or commutation rights (Your rights to receive payments over time, for which We may offer You a lump sum payment);

•         the naming of people who are entitled to receive payment and their beneficiaries; and

•         the ways of proving age, gender, and survival.

You must elect the payment option at least 30 days before the maturity date.

If Your Contract is a Qualified Contract, payment options without a life contingency may not satisfy minimum required distribution rules.  Consult a tax advisor before electing such an option.

Fixed Payment Options

Payments under the fixed options are not affected by the investment experience of any investment option.  The accumulation value (less any state premium taxes and any surrender charge) as of the maturity date will be applied to the fixed option selected.  We guarantee interest under the fixed options at a rate of 1.00% a year.  We may also credit interest under the fixed payment options at a rate that is above the 1.00% guaranteed rate (this is at Our complete discretion).  Thereafter, interest or payments are fixed according to the annuity option chosen.

Payment Options

The following four payout options are available:

1.       Income for Specified Period: We pay installments for a specified period of 5 to 20 years.  We will pay the amount applied in equal installments plus applicable interest (excess interest may be paid at Our discretion). This option may not satisfy required minimum distribution rules for qualified contracts.  Consult a tax advisor before electing this option under a qualified contract. However, by current company practice We may offer other options.

2.       Income for a Specified Amount: We pay income of the specified amount until the principal and interest are exhausted.  The specified amount is subject to the limitation that principal and interest must be payable for at least 5 years and must be exhausted at the end of 20 years.

3.       Payment of Life Income: We will pay monthly income for life.  You may choose from 1 of 2 ways to receive the income:

a.       Life Annuity: We will pay monthly income for life.  With a life annuity payment option, payments will only be made as long as the annuitant is alive.  Therefore, if the annuitant dies after the first payment, then only one payment will be made.

b.       Life Annuity With Certain Period: We will pay equal monthly payments for either 120 or 240 guaranteed payments, and then for as long as the annuitant is living thereafter. The period certain options are 10 and 20 years. However, by current company practice We may offer other options.

4.       Joint and Survivor Income: We will make monthly payments until the last surviving payee’s death.  Therefore, if both payees die after the first payment, then only one payment will be made.  The annuitant must be at least 50 years old and the beneficiary/payee must be at least 45 years old at the time of the first monthly payment.

ADDITIONAL INFORMATION

Midland National Life Insurance Company

We are Midland National Life Insurance Company, a stock life insurance company.  We were organized in 1906, in South Dakota, as a mutual life insurance company at that time named “The Dakota Mutual Life Insurance Company.”  We were reincorporated as a stock life insurance company, in 1909.  Our name “Midland” was adopted in 1925.  We were redomesticated to Iowa in 1999.  We are licensed to do business in 49 states, the District of Columbia, Puerto Rico, the Virgin Islands, Guam and the Mariana Islands.  Our Principal Office address is:

Midland National Life Insurance Company

4350 Westown Parkway

West Des Moines, IA 50266

Phone: (877) 586-0240 (toll-free)

Please note all inquiries, correspondence and premium payments should be sent to Our Customer Service Center.

Midland National is a subsidiary of Sammons Enterprises, Inc., Dallas, Texas.  Sammons Enterprises has controlling or substantial stock interests in a large number of other companies engaged in the areas of insurance, corporate services, and industrial distribution.

Our Financial Condition

As an insurance company, We are required by state insurance regulation to hold a specified amount of reserves in order to meet all of the contractual obligations of Our general account to Our Contract owners.  We monitor Our reserves so that We hold sufficient amounts to cover actual or expected contract and claims payments.  It is important to note, however, that there is no guarantee that We will always be able to meet Our claims-paying obligations, and that there are risks to purchasing any insurance product.

State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer's operations.  These risks include those associated with losses that We may incur as the result of defaults on the payment of interest or principal on Our General Account assets, as well as the loss in market value of those investments.  We may also experience liquidity risk if Our General Account assets cannot be readily converted into cash to meet obligations to Our Contract owners or to provide collateral necessary to finance Our business operations.

We encourage both existing and prospective Contract owners to read and understand Our financial statements, which are included in the Statement of Additional Information ("SAI").  You can obtain a free copy of the SAI by writing to Us at Our Customer Service Center, calling Us at (866) 747-3421, or faxing Us at (866) 511-7038.  The overnight mailing address is Midland National Customer Service Center, Mail Zone 547, 5801 SW 6th Avenue, Topeka, Kansas 66636-1001.

Portfolio Voting Rights

We invest the assets of Our Separate Account investment options in shares of the portfolios.  Midland National is the legal owner of the shares and has the right to vote on certain matters.  Among other things, We may vote:

•         to elect the Funds’ or Trust’s Board of Directors/Trustees,

•         to ratify the selection of independent auditors for the portfolios,

•         on any other matters described in the portfolios’ current prospectuses or requiring a vote by shareholders under the Investment Company Act of 1940, and

•         in some cases, to change the investment objectives and contracts.

Even though We own the shares, We may give You the opportunity to tell Us how to vote the number of shares that are allocated to Your Contract.

The funds companies will determine if and how often shareholder meetings are held.  As We receive notice of these meetings, We will ask for Your voting instructions.  The portfolios are not required to and generally do not hold a meeting in any given year.

If We do not receive instructions in time from all Contract owners, then We currently intend to vote those shares in the same proportion as We vote shares for which We have received instructions in that portfolio.  We currently intend to vote any portfolio shares that We alone are entitled to vote in the same proportions that Contract owners vote. The effect of this proportional voting is that a small number of Contract owners may control the outcome of a vote. If the federal securities laws or regulations or interpretations of them change so that We are permitted to vote shares of the portfolio in Our own right or to restrict owner voting, then We may do so.

How We Determine Your Voting Shares

You may participate in voting only on matters concerning the portfolios in which Your accumulation value has been invested.  We determine Your voting shares in each investment option by dividing the amount of Your accumulation value allocated to that investment option by the net asset value of one share of the corresponding portfolio. This is determined as of the record date set by the Fund’s/Trust’s Board of Directors/Trustees for the shareholders meeting.

If You have a voting interest, then We will provide You proxy material and a form for giving Us voting instructions.  In certain cases, We may disregard instructions relating to changes in the portfolio’s adviser or the investment adviser contracts of the portfolios.

Voting Privileges of Participants in Other Companies

Other insurance companies own shares in the portfolios to support their variable life insurance and variable annuity products.  We do not foresee any disadvantage to this.  Nevertheless, each Fund’s/Trust’s Board of Directors/Trustees will monitor events to identify conflicts that may arise and determine appropriate action.  If We disagree with any portfolio action, then We will see that appropriate action is taken to protect Our Contract owners.  If We ever believe that any of the portfolios are so large as to materially impair its investment performance, then We will examine other investment options.

Our Reports to Owners

We send You a quarterly report within 31 days after the end of each calendar quarter showing the Contract accumulation value, surrender value, and the death benefit as of the end of the calendar quarter.  The report will also show the allocation of Your accumulation value and reflects amounts deducted from or added to the accumulation value since the last report.

Confirmation notices will be sent to You for premiums, partial withdrawals, surrenders, transfers of amounts between investment options and certain other financial transactions within 5 business days of processing.

You have 30 days to notify Our Customer Service Center of any errors or discrepancies. You must notify Us of any errors within 30 days of the reporting. We will review and potentially correct any errors. In the absence of such notice, You shall be deemed to have accepted the reported transaction(s) and relieved Us of any related claim or liability.

We also currently intend to send You semi-annual reports with financial information on the portfolios.

Contract Periods, Anniversaries

We measure Contract years, Contract months, Contract quarters, and Contract anniversaries from the issue date shown on Your Contract’s information page.  Each Contract month, Contract quarter and Contract year begins on the same day in each month, quarter and year respectively.  For this purpose, if that date is not a calendar date in every month, then We look forward to the first day of the next calendar month.

Dividends

We do not pay any dividends on the variable annuity Contract described in this prospectus.

Change of Address Notification

To protect You from fraud and theft, We may verify any changes in address You request by sending a confirmation of the change to both Your old and new addresses.  We may also call You to verify the change of address.

Modification to Your Contract

Upon notice to You, We may modify Your Contract to:

(a)    permit the Contract or the Separate Account to comply with any applicable law or regulation issued by a government agency;

(b)    assure continued qualification of the Contract under the Internal Revenue Code or other federal or state laws relating to retirement annuities or variable annuity contracts;

(c)    reflect a change in the operation of the Separate Account; or

(d)    provide additional investment options.

In the event of such modifications, We will make an appropriate endorsement to the Contract.

Your Beneficiary

You name Your beneficiary in Your Contract application.  The beneficiary is entitled to the death benefit of the Contract.  A beneficiary is revocable unless otherwise stated in the beneficiary designation.  You may change a revocable beneficiary during the owner’s lifetime.  We must receive written notice (signed and dated) informing Us of the change.  Upon receipt and acceptance at Our Customer Service Center, a change takes effect as of the date that the written notice is recorded by Us.  We will not be liable for any payment made before We receive and accept the written notice.  If no primary beneficiary is living when the owner dies, the death benefit will be paid to the contingent beneficiary, if any.  If no beneficiary is living when the owner dies, then We will pay the death benefit to the owner’s estate.

If the sole beneficiary is not the spouse, the surviving joint owner will be the designated primary beneficiary and any other beneficiaries on record will be treated as contingent beneficiaries.

Assigning Your Contract

You may assign Your rights in a Non-Qualified Contract.  You must send a copy of the assignment to Our Customer Service Center.  The assignment does not take effect until We accept and approve it.  We reserve the right, except to the extent prohibited by applicable laws, regulations, or actions of the state insurance commissioner, to refuse assignments or transfers at any time on a non-discriminatory basis. We are not responsible for the validity of the assignment or for any payment We make or any action We take before We record notice of the assignment.  An absolute assignment is a change of ownership.  There may be tax consequences.

This Contract is not designed for resale, speculation, arbitrage, viatical settlements or any other type of collective investment scheme.  This Contract may not be traded on any stock exchange or secondary market.

When We Pay Proceeds from This Contract

We will generally pay any death benefits, withdrawals, or surrenders within seven days after receiving the required form(s) in good order at Our Customer Service Center.

We may delay payment or transfers for one or more of the following reasons:

•         We cannot determine the amount of the payment,

•         the New York Stock Exchange is closed,

•         trading in securities has been restricted by the SEC,

•         an emergency exists or if for any reason it is not reasonably practicable to dispose of or fairly value the securities held in an investment option,

•         The SEC by order permits Us to delay payment to protect Our Contract owners, or

•         Your premium check(s) have not cleared Your bank.

In addition, pursuant to SEC rules, if any portfolio suspends payment of redemption proceeds, then We will delay payment of any transfer (including a transfer under a DCA program), partial withdrawal, surrender, or death benefit from the corresponding investment option until the suspension of redemptions is lifted or the portfolio is liquidated, as applicable.

Federal laws designed to counter terrorism and prevent money laundering by criminals might in certain circumstances require Us to reject a premium payment and/or “freeze” a Contract owner’s account.  If these laws apply in a particular situation, We would not be allowed to process any request for withdrawals, surrenders, or death benefits, make transfers, or continue making annuity payments.  If a Contract or investment option is frozen, the applicable accumulation value would be moved to a special segregated interest bearing account and held in that account until We receive instructions from the appropriate federal regulator.  We may also be required to provide information about You and Your Contract to the government agencies and departments.

Distribution of the Contracts

We have entered into a distribution agreement with Our affiliate, Sammons Financial Network, LLC (“Sammons Financial Network”) for the distribution and sale of the Contracts.  Sammons Financial Network is a Delaware limited liability company and its principal office is located at 4546 Corporate Drive, Suite 100, West Des Moines, IA 50266.  Sammons Financial Network is an indirect wholly owned subsidiary of Sammons Enterprises, Inc., of Dallas, Texas, the ultimate parent company of Midland National Life Insurance Company.  Sammons Financial Network may enter into written sales agreements with other broker-dealers (“selling firms”) for the sale of the Contracts.  We pay commissions to Sammons Financial Network for sales of the Contracts.

Sales commissions may vary, but the maximum commission payable for contract sales is 6.25% with the Optional 5-Year Value Endorsement, 6.50% with the Optional 6-Year or the Optional 7-Year Value Endorsement.  If You do not elect an Optional Value Endorsement We will pay 1.00% of premium payments and a 1.00% trail commission is also paid starting in the second year of the Contract based on the accumulation value. Where lower commissions are paid, We may also pay trail commissions. We may also pay additional amounts and reimburse additional expenses of Sammons Financial Network based on various factors.

We also pay for Sammons Financial Network’s operating and other expenses, including the following sales expenses: sales representative training allowances; compensation and bonuses for the Sammons Financial Network’s management team; advertising expenses; and all other expenses of distributing the Contracts.

Sammons Financial Network pays selling firms all or a portion of the commissions received for their sales of  the Contract.  Registered representatives and their managers are also eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements, and non-cash compensation items that We may provide jointly with Sammons Financial Network.

Non-cash items that We and Sammons Financial Network may provide include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items.

A portion of the payments made to selling firms may be passed on to their registered representatives in accordance with their internal compensation programs.  Those programs may also include other types of cash and non-cash compensation and other benefits.  Ask Your registered representative for further information about what Your registered representative and the selling firm for which he or she works may receive in connection with Your purchase of a Contract.

In addition to ordinary commissions, Sammons Financial Network operating and other expenses and non-cash items, We provide payments to certain third parties for training, product development, marketing and development efforts with selling firms, and other wholesaling and relationship management services.  It is possible that these third parties, or their personnel, may also act as Your registered investment advisor providing advice with respect to portfolio allocations in the Contract.  Please be certain to review Your registered investment advisor’s Form ADV Part 2A and 2B carefully for disclosure about their compensation and conflicts of interest in connection with the Contracts.   Also note that Your investment advisor could also be the broker-dealer, or a registered representative of the broker-dealer, who sold You the Contract; in that case, they would also receive commissions and other compensation for selling You the Contract, in addition to any investment advisory fees that You pay to Your registered investment advisor (either directly or through partial withdrawals  of Your accumulation value in the Contract).

We intend to recoup commissions and other sales expenses indirectly through the following fees and charges deducted under the Contract: (a) the mortality and expense risks charge; (b) asset based administration charges, and (c) payments, if any, received from the investment options, their distributors, service providers and/or managers.  Commissions and other incentives or payments described above are not charged directly to You or the Separate Account but they are reflected in the fees and charges that You do pay directly or indirectly.

Regulation

We are regulated and supervised by the Iowa Insurance Department.  We are subject to the insurance laws and regulations in every jurisdiction where We sell insurance and annuity contracts.  The provisions of this Contract may vary somewhat from jurisdiction to jurisdiction.

We submit annual reports on Our operations and finances to insurance officials in all the jurisdictions where We sell insurance and annuity contracts.  The officials are responsible for reviewing Our reports to be sure that We are financially sound and are complying with the applicable laws and regulations.  We are also subject to various federal securities laws and regulations.

Cybersecurity Risks

We rely heavily on interconnected computer systems and digital data to conduct our variable product business activities.  Because Our variable product business is highly dependent upon the effective operation of Our computer systems and those of Our business partners, Our business is potentially vulnerable to disruptions from utility outages and other problems, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions) and cyberattacks.  These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption, and unauthorized release of confidential customer information.  Such systems failures and cyberattacks affecting Us, Sammons Financial Network, LLC, the underlying portfolios, intermediaries and other affiliated or third-party service providers may adversely affect Us and Your accumulation value.  For instance, cyberattacks may:  interfere with Our processing of Contract transactions, including the processing internet transactions or with the underlying portfolios; impact Our ability to calculate accumulation unit values; cause the release and possible destruction of confidential customer or business information; impede order processing; subject Us and/or Our service providers and intermediaries to regulatory fines and financial losses; and/or cause reputational damage.  Cybersecurity risks may also impact the issuers of securities in which the underlying portfolios invest, which may cause the funds underlying Your Contract to lose value. There can be no assurance that We or the underlying portfolios or Our service providers will avoid losses affecting Your Contract due to cyberattacks or information security breaches in the future.

Legal Proceedings

Midland National Life Insurance Company and its subsidiaries, like other life insurance companies, may be involved in lawsuits, including class action lawsuits.  In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made.  Although the outcome of any litigation cannot be predicted with certainty, Midland National Life Insurance Company believes that, as of the date of this prospectus, there are no pending or threatened lawsuits that will have a materially adverse impact on the Separate Account, on the ability of Sammons Financial Network, LLC to perform under its distribution agreement, or on the ability of the Company to meet its obligations under the Contract.

Legal Matters

The law firm of Eversheds-Sutherland (US) LLP, Washington, DC, has provided certain legal advice relating to certain matters under the federal securities laws.

Financial Statements

The financial statements of Midland National Life Separate Account C and Midland National Life Insurance Company, included in the SAI, have been audited by PricewaterhouseCoopers, LLP, an independent registered public accounting firm, for the periods indicated in their report which appears in the SAI.  The address for PricewaterhouseCoopers LLP is 699 Walnut Street, Suite 1300, Des Moines, IA 50309.

The financial statements audited by PricewaterhouseCoopers LLP have been included in reliance on their reports given upon their authority as experts in accounting and auditing.

The financial statements of Midland National Life Insurance Company should be considered only as bearing on the ability of Midland National to meet its obligations under the contracts. They should not be considered as bearing on the investment performance of Separate Account C.

STATEMENT OF ADDITIONAL INFORMATION

A free copy of the SAI is available which contains more details concerning the subjects discussed in this prospectus.  You can get this SAI by checking the appropriate box on the application form, by writing Our Customer Service Center, or by calling Our Customer Service Center’s Toll Free number at 1-866-747-3421.  The following is the Table of Contents for the SAI:

APPENDIX A – SEPARATE ACCOUNT INVESTMENT OPTIONS

The Separate Account has a number of investment options, each of which invests in the shares of a corresponding portfolio. More detailed information about the portfolios and their investment objectives, policies, risks, expenses and other aspects of their operations appear in the portfolio prospectuses.

Certain portfolios may invest substantially all of their assets in other mutual funds.  As a result, You will pay fees and expenses at both portfolio levels.  This will reduce Your investment return.  These arrangements are referred to as "funds of funds" or "master-feeder funds."  Funds of funds or master-feeder structures may have higher expenses than portfolios that invest directly in debt or equity securities.

Certain portfolios invest in positions that emphasize alternative investment strategies and/or nontraditional asset classes. Alternative investment strategies may be riskier than traditional investment strategies and may involve leverage or use various complex hedging techniques, like options and derivatives. These alternative investments create a mix of strategies that offers potential diversification benefits beyond traditional investment strategies.

Certain portfolios may employ volatility management strategies to provide for downside protection during sharp downward movements in equity markets.  The cost of these hedging strategies could limit the upside participation of the portfolio in rising equity markets relative to other portfolios.  There is no guarantee that a portfolio using a volatility management strategy can achieve or maintain its optimal risk targets, and the portfolio may not perform as expected.

You should consult with Your registered representative to determine which combination of investment choices is appropriate for You.

Investment Policies of the Portfolios

Each portfolio tries to achieve a specified investment objective by following certain investment policies.  No one can promise that any portfolio will meet its investment objective.  A portfolio’s objectives and policies affect its returns and risks.  Each investment option’s performance depends on the experience of the corresponding portfolio.  You bear the risk that the underlying portfolios You have allocated amounts to will not meet their investment objectives.  The objectives of the portfolios are as follows:

Portfolio	Investment Objective	Investment Adviser
AB Variable Product Series Fund, Inc.
AB VPS Dynamic Asset Allocation Portfolio B	Seeks to maximize total return consistent with the Adviser's determination of reasonable risk.	AllianceBernstein L.P.
AB VPS Real Estate Investment Portfolio B	Seeks long-term growth of capital and income.	AllianceBernstein L.P.
AB VPS Small Cap Growth Portfolio[1]	Seeks long-term growth of capital.	AllianceBernstein L.P.
AB VPS Small/Mid Cap Value Portfolio B	Seeks long-term growth of capital.	AllianceBernstein L.P.
The Alger Portfolios
Alger Capital Appreciation Portfolio Class S	Seeks long-term capital appreciation.	Fred Alger Management, Inc.
ALPS Variable Investment Trust
ALPS | Alerian Energy Infrastructure Portfolio Class III	Seeks investment results that correspond generally to the price and yield performance of its underlying index, the Alerian Energy Infrastructure Index.	ALPS Advisors, Inc.
ALPS | Red Rocks Listed Private Equity Class III	Seeks to maximize total return, which consists of appreciation on its investments and a variable income stream.	ALPS Advisors, Inc.; Red Rocks Capital LLC serves as sub-adviser
American Century Variable Portfolios, Inc.
American Century VP Inflation Protection Fund II	Seeks long-term total return using a strategy that seeks to protect against U.S. inflation.	American Century Investment Management, Inc.
American Century VP Mid Cap Value Fund II	Seeks long-term capital growth. Income is a secondary objective.	American Century Investment Management, Inc.
American Century VP Ultra Fund II	Seeks long-term capital growth.	American Century Investment Management, Inc.
American Century VP Value Fund II	Seeks long-term capital growth. Income is a secondary objective.	American Century Investment Management, Inc.
American Funds Insurance Series®
American Funds IS Asset Allocation Fund Class 4	Seeks to provide high total return (including income and capital gains) consistent with preservation of capital over the long term.	Capital Research and Management CompanySM
American Funds IS Blue Chip Income and Growth Fund Class 4	Seeks to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.	Capital Research and Management CompanySM
American Funds IS Capital Income Builder® Class 4

The fund has two primary investment objectives.  It seeks (1) to provide a level of current income that exceeds the average yield on US stocks generally and (2) to provide a growing stream of income over the years.  The fund’s secondary objective is to provide growth of capital.

Capital Research and Management CompanySM
American Funds IS Global Growth Fund Class 4	Seeks to provide long-term growth of capital.	Capital Research and Management CompanySM
American Funds IS Global Growth and Income Fund Class 4	Seeks to provide long-term growth of capital while providing current income.	Capital Research and Management CompanySM
American Funds IS Global Small Capitalization Fund Class 4	Seeks to provide long-term growth of capital.	Capital Research and Management CompanySM
American Funds IS Growth Fund Class 4	Seeks to provide growth of capital.	Capital Research and Management CompanySM
American Funds IS Growth-Income Fund Class 4	Seeks to achieve long-term growth of capital and income.	Capital Research and Management CompanySM
American Funds IS International Fund Class 4	Seeks to provide long-term growth of capital.	Capital Research and Management CompanySM
American Funds IS International Growth and Income Fund Class 4	Seeks to provide long-term growth of capital while providing current income.	Capital Research and Management CompanySM
American Funds IS New World Fund® Class 4	Seeks long-term capital appreciation.	Capital Research and Management CompanySM
American Funds IS U.S. Government/AAA-Rated Securities Fund Class 4	Seeks to provide a high level of current income consistent with preservation of capital.	Capital Research and Management CompanySM
American Funds IS Ultra-Short Bond Fund Class 4	Seeks to provide current income, consistent with the maturity and quality standards applicable to the fund, and preservation of capital and liquidity.	Capital Research and Management CompanySM
BlackRock Variable Series Funds, Inc.
BlackRock Basic Value V.I. Fund Class III	Seeks capital appreciation and, secondarily, income.	BlackRock Advisors, LLC
BlackRock Capital Appreciation V.I. Fund[4] Class III	Seeks long-term growth of capital.	BlackRock Advisors, LLC
BlackRock Equity Dividend V.I. Fund Class III	Seeks long-term total return and current income.	BlackRock Advisors, LLC
BlackRock Global Allocation V.I. Fund Class III	Seeks high total investment return.	BlackRock Advisors, LLC
BlackRock iShares® Alternative Strategies V.I. Fund Class III	Seek to achieve long term growth of capital and risk adjusted returns.	BlackRock Advisors, LLC
BlackRock iShares® Dynamic Allocation V.I. Fund Class III	Seeks to provide total return.	BlackRock Advisors, LLC
BlackRock iShares® Dynamic Fixed Income V.I. Fund Class III	Seeks to provide total return.	BlackRock Advisors, LLC
BlackRock iShares® Equity Appreciation V.I. Fund Class III	Seeks to provide growth of capital.	BlackRock Advisors, LLC
BlackRock Large Cap Core V.I. Fund[4] Class III	Seeks high total investment return.	BlackRock Advisors, LLC
BlackRock Large Cap Growth V.I. Fund Class III	Seeks long-term capital growth.	BlackRock Advisors, LLC
Calvert Variable Products, Inc.
Calvert VP S&P 500 Index Portfolio[2]	Seeks investment results that correspond to the total return performance of U.S. common stocks, as represented by the S&P 500 Index.	Calvert Research and Management; Ameritas Investment Partners, Inc. serves as sub-adviser
Calvert Variable Series, Inc.
Calvert VP SRI Mid Cap Growth Portfolio	Calvert VP SRI Mid Cap Growth Portfolio	Calvert VP SRI Mid Cap Growth Portfolio
Columbia Funds Variable Insurance Trust
Columbia Variable Portfolio Contrarian Core Fund Class 2	Seeks total return, consisting of long-term capital appreciation and current income.	Columbia Management Investment Advisers, LLC
Columbia Funds Variable Series Trust II
Columbia Variable Portfolio Dividend Opportunity Fund Class 2	Seeks to provide shareholders with a high level of current income and, as a secondary objective, growth of income and capital.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio Emerging Markets Bond Fund Class 2	Seeks to provide shareholders with high total return through current income and, secondarily, through capital appreciation.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio High Yield Bond Fund Class 2	Seeks to provide shareholders with a high level of current income as its primary objective and, as its secondary objective, capital growth.	Columbia Management Investment Advisers, LLC
Deutsche Variable Insurance Portfolios
Deutsche Alternative Asset Allocation VIP-B	Seeks capital appreciation.	Deutsche Investment Management Americas Inc.; RREEF America L.L.C serves as sub-adviser
Deutsche CROCI® U.S. [4] VIP-B (Formerly Deutsche Large Cap Value[4] VIP-B)	Seeks to achieve a high rate of total return.	Deutsche Investment Management Americas Inc.
Deutsche Equity 500 Index VIP-B

Seeks to replicate, as closely as possible, before the deduction of expenses, the performance of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500® Index"), which emphasizes stocks of large US companies.

Deutsche Investment Management Americas Inc.; Northern Trust Investments, Inc. serves as sub-adviser
Deutsche Global Small Cap VIP-B	Seeks above-average capital appreciation over the long term.	Deutsche Investment Management Americas Inc.
Deutsche Small Cap Index VIP-B	Seeks to replicate, as closely as possible, before the deduction of expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small US companies.	Deutsche Investment Management Americas Inc.; Northern Trust Investments, Inc. serves as sub-adviser
Deutsche Small Mid Cap Value VIP-B	Seeks long-term capital appreciation.	Deutsche Investment Management Americas Inc.
Eaton Vance Variable Trust
Eaton Vance VT Floating-Rate Income Fund	Seeks to provide a high level of current income.	Eaton Vance Management
Fidelity® Variable Insurance Products
Fidelity® VIP Contrafund® Portfolio Service Class 2	Seeks long-term capital appreciation.	Fidelity Management & Research Company (FMR); FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers
Fidelity® VIP Emerging Markets Portfolio Service Class 2	Seeks capital appreciation.	Fidelity Management & Research Company (FMR); FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers
Fidelity® VIP FundsManager 50% Portfolio Service Class 2	Seeks high total return.	Fidelity Management & Research Company (FMR); FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers
Fidelity® VIP FundsManager 70% Portfolio Service Class 2	Seeks high total return.	Fidelity Management & Research Company (FMR); FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers
Fidelity® VIP FundsManager 85% Portfolio Service Class 2	Seeks high total return.	Fidelity Management & Research Company (FMR); FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers
Fidelity® VIP Government Money Market Portfolio*,3 Service Class 2	Seeks as high a level of current income as is consistent with preservation of capital and liquidity.	Fidelity Management & Research Company (FMR); Fidelity Investments Money Management, Inc. (FIMM) and other affiliates serve as sub-advisers
Fidelity® VIP High Income Portfolio Service Class 2	Seeks a high level of current income, while also considering growth of capital.	Fidelity Management & Research Company (FMR); FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers
Fidelity® VIP Mid Cap Portfolio Service Class 2	Seeks long-term growth of capital.	Fidelity Management & Research Company (FMR); FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers
Fidelity® VIP Overseas Portfolio Service Class 2	Seeks long-term growth of capital.	Fidelity Management & Research Company (FMR); FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers
Fidelity® VIP Real Estate Portfolio Service Class 2	Seeks above-average income and long-term capital growth, consistent with reasonable investment risk. The fund seeks to provide a yield that exceeds the composite yield of the S&P 500® Index.	Fidelity SelectCo, LLC (SelectCo); Fidelity Management & Research Company (FMR), FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers
Fidelity® VIP Strategic Income Portfolio Service Class 2	Seeks a high level of current income. The fund may also seek capital appreciation.

Fidelity Management & Research Company (FMR); Fidelity Investments Money Management, Inc. (FIMM), FMR Co., Inc. (FMRC), FIL Investment Advisors (UK) Limited (FIA(UK)) and other investment advisers serve as sub-advisers

Fidelity® VIP Value Strategies Portfolio Service Class 2	Seeks capital appreciation.	Fidelity Management & Research Company (FMR); FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers
First Investors Life Series Funds
First Investors Life Series International Fund	Seeks long-term capital growth.	First Investors Management Company, Inc.; Vontobel Asset Management, Inc. serves as the sub-adviser
First Investors Life Series Opportunity Fund	Seeks long-term capital growth.	First Investors Management Company, Inc.
First Investors Life Series Total Return Fund	Seeks high, long-term total investment return consistent with moderate investment risk.	First Investors Management Company, Inc.
Franklin Templeton Variable Insurance Products Trust
Franklin Income VIP Fund Class 2	Seeks to maximize income while maintaining prospects for capital appreciation.	Franklin Advisers, Inc.
Franklin Mutual Global Discovery VIP Fund Class 2	Seeks capital appreciation.	Franklin Mutual Advisers, LLC
Franklin Mutual Shares VIP Fund Class 2	Seeks capital appreciation, with income as a secondary goal.	Franklin Mutual Advisers, LLC
Franklin Rising Dividends VIP Fund Class 2	Seeks long-term capital appreciation, with preservation of capital as an important consideration.	Franklin Advisory Services, LLC
Templeton Developing Markets VIP Fund Class 2	Seeks long-term capital appreciation.	Templeton Asset Management Ltd.
Templeton Foreign VIP Fund Class 2	Seeks long-term capital growth.	Templeton Investment Counsel, LLC
Templeton Global Bond VIP Fund Class 2	Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.	Franklin Advisers, Inc.
Guggenheim Variable Insurance Funds
Guggenheim VIF Global Managed Futures Strategy Fund	Seeks to generate positive total returns over time.	Guggenheim Investments (an affiliate of the Company)
Guggenheim VIF Long Short Equity Fund	Seeks long-term capital appreciation.	Guggenheim Investments (an affiliate of the Company)
Guggenheim VIF Multi-Hedge Strategies Fund	Seeks long-term capital appreciation with less risk than traditional equity funds.	Guggenheim Investments (an affiliate of the Company)
Guggenheim VIF Small Cap Value Fund Series Q	Seeks long-term capital appreciation.	Guggenheim Investments (an affiliate of the Company)
Rydex VIF Biotechnology Fund

Seeks capital appreciation by investing in companies that are involved in the biotechnology industry, including companies involved in research and development, genetic or other biological engineering, and in the design, manufacture, or sale of related biotechnology products or services.

Guggenheim Investments (an affiliate of the Company)
Rydex VIF S&P 500 Pure Growth Fund

Seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for large-cap growth securities on a daily basis. The fund's current benchmark is the S&P 500 Pure Growth Index.

Guggenheim Investments (an affiliate of the Company)
Rydex VIF S&P MidCap 400 Pure Growth Fund

Seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for mid-cap growth securities on a daily basis. The fund's current benchmark is the S&P MidCap 400 Pure Growth Index.

Guggenheim Investments (an affiliate of the Company)
Ivy Variable Insurance Portfolios
Ivy VIP Asset Strategy	Seeks to provide total return.	Ivy Investment Management Company
Ivy VIP Balanced	Seeks to provide total return through a combination of capital appreciation and current income.	Ivy Investment Management Company
Ivy VIP Dividend Opportunities	Seeks to provide total return.	Ivy Investment Management Company
Ivy VIP Energy	Seeks to provide capital growth and appreciation.	Ivy Investment Management Company
Ivy VIP Global Bond	Seeks to provide a high level of current income. Capital appreciation is a secondary objective.	Ivy Investment Management Company
Ivy VIP Global Growth	Seeks to provide growth of capital.	Ivy Investment Management Company
Ivy VIP Growth	Seeks to provide growth of capital.	Ivy Investment Management Company
Ivy VIP High Income	Seeks to provide total return through a combination of high current income and capital appreciation	Ivy Investment Management Company
Ivy VIP International Core Equity	Seeks to provide capital growth and appreciation.	Ivy Investment Management Company
Ivy VIP Mid Cap Growth	Seeks to provide growth of capital.	Ivy Investment Management Company
Ivy VIP Natural Resources (Formerly Ivy VIP Global Natural Resources)	Seeks to provide capital growth and appreciation.	Ivy Investment Management Company
Ivy VIP Science and Technology	Seeks to provide growth of capital.	Ivy Investment Management Company
Ivy VIP Small Cap Core (Formerly Ivy VIP Small Cap Value)	Seeks to provide capital appreciation.	Ivy Investment Management Company
Ivy VIP Small Cap Growth	Seeks to provide growth of capital.	Ivy Investment Management Company
Janus Aspen Series
Janus Henderson Balanced Portfolio[5] Service Shares (Formerly Janus Aspen Balanced Portfolio Service Shares)	Seeks long-term capital growth, consistent with preservation of capital and balanced by current income.	Janus Capital Management LLC
Janus Henderson Enterprise Portfolio[5] Service Shares (Formerly Janus Aspen Enterprise Portfolio Service Shares)	Seeks long-term growth of capital.	Janus Capital Management LLC
Janus Henderson Flexible Bond Portfolio[5] Service Shares (Formerly Janus Aspen Flexible Bond Portfolio Service Shares)	Seeks to obtain maximum total return, consistent with preservation of capital.	Janus Capital Management LLC
Janus Henderson Global Research Portfolio[5] Service Shares (Formerly Janus Aspen Global Research Portfolio Service Shares)	Seeks long-term growth of capital.	Janus Capital Management LLC
Janus Henderson Global Technology Portfolio[5] Service Shares (Formerly Janus Aspen Global Technology Portfolio Service Shares)	Seeks long-term growth of capital.	Janus Capital Management LLC
Janus Henderson Global Unconstrained Bond Portfolio[5] Service Shares (Formerly Janus Aspen Global Unconstrained Bond Portfolio Service Shares)	Seeks to maximize total return, consistent with preservation of capital.	Janus Capital Management LLC
Janus Henderson Mid Cap Value Portfolio[5] Service Shares (Formerly Janus Aspen Perkins Mid Cap Value Portfolio Service Shares)	Seeks capital appreciation.	Janus Capital Management LLC; Perkins Investment Management LLC serves as sub-adviser
Janus Henderson Overseas Portfolio[5] Service Shares (Formerly Janus Aspen Overseas Portfolio Service Shares)	Seeks long-term growth of capital.	Janus Capital Management LLC
Janus Henderson Research Portfolio[5] Service Shares (Formerly Janus Aspen Janus Portfolio)	Seeks long-term growth of capital.	Janus Capital Management LLC
Lazard Retirement Series, Inc.
Lazard Retirement Global-Dynamic Multi Asset Portfolio Service Shares	Seeks total return.	Lazard Asset Management LLC
Lazard Retirement International Equity Portfolio Service Shares	Seeks long-term capital appreciation.	Lazard Asset Management LLC
Legg Mason Partners Variable Equity Trust
ClearBridge Variable Aggressive Growth Class II	Seeks capital appreciation.

Legg Mason Partners Fund Advisor, LLC, investment manager; ClearBridge Investments, LLC, sub-adviser.  (Western Asset Management Company manages the portion of the fund's cash and short term investments allocated to it)

ClearBridge Variable Dividend Strategy Portfolio Class II	Seeks dividend income, growth of dividend income and long-term capital appreciation.

Legg Mason Partners Fund Advisor, LLC, investment manager; ClearBridge Investments, LLC, sub-adviser.  (Western Asset Management Company manages the portion of the fund's cash and short term investments allocated to it)

ClearBridge Variable Mid Cap Portfolio Class II	Seeks long-term growth of capital.

Legg Mason Partners Fund Advisor, LLC, investment manager; ClearBridge Investments, LLC, sub-adviser.  (Western Asset Management Company manages the portion of the fund's cash and short term investments allocated to it)

ClearBridge Variable Small Cap Growth Portfolio Class II	Seeks long-term growth of capital.

Legg Mason Partners Fund Advisor, LLC, investment manager; ClearBridge Investments, LLC, sub-adviser.  (Western Asset Management Company manages the portion of the fund's cash and short term investments allocated to it)

Legg Mason Partners Variable Income Trust
Western Asset Core Bond Plus VIT Portfolio Class II

Seeks to maximize total return, consistent with prudent investment management and liquidity needs, by investing to obtain an average duration within 30% of the average duration of the domestic bond market as a whole.

Legg Mason Partners Fund Advisor, LLC, investment manager; Western Asset Management Company, Western Asset Management Company Limited, Western Asset Management Company Ltd. and Western Asset Management Company Pte Ltd., sub-advisers

Western Asset Variable Global High Yield Bond Portfolio Class II	Seeks to maximize total return.	Legg Mason Partners Fund Advisor, LLC, investment manager; Western Asset Management Company, Western Asset Management Company Limited & Western Asset Management Company Pte. Ltd., sub-advisers
QS Legg Mason Dynamic Multi-Strategy VIT Portfolio Class II

Seeks the highest total return (that is, a combination of income and long-term capital appreciation) over time consistent with its asset mix. The portfolio will seek to reduce volatility as a secondary objective.

Legg Mason Partners Fund Advisor, LLC, investment manager; QS Investors, LLC, Western Asset Management Company, sub-advisers
Lord Abbett Series Fund, Inc.
Lord Abbett Series Fund Bond Debenture Portfolio VC	Seeks high current income and the opportunity for capital appreciation to produce a high total return.	Lord, Abbett & Co. LLC
Lord Abbett Series Fund Developing Growth Portfolio VC	Seeks long-term growth of capital.	Lord, Abbett & Co. LLC
Lord Abbett Series Fund Fundamental Equity Portfolio VC	Seeks long-term growth of capital and income without excessive fluctuations in market value.	Lord, Abbett & Co. LLC
Lord Abbett Series Fund Short Duration Income Portfolio VC	Seeks a high level of income consistent with preservation of capital.	Lord, Abbett & Co. LLC
MFS® Variable Insurance Trust
MFS New Discovery Series Service Class	Seeks capital appreciation.	Massachusetts Financial Services Company
MFS Utilities Series Service Class	Seeks total return.	Massachusetts Financial Services Company
MFS® Variable Insurance Trust II
MFS Blended Research Core Equity Portfolio Service Class	Seeks capital appreciation.	Massachusetts Financial Services Company
MFS Corporate Bond Portfolio Service Class	Seeks total return with an emphasis on current income, but also considering capital appreciation.	Massachusetts Financial Services Company
MFS Emerging Markets Equity Portfolio Service Class	Seeks capital appreciation.	Massachusetts Financial Services Company
MFS Global Tactical Allocation Portfolio Service Class	Seeks total return.	Massachusetts Financial Services Company
MFS International Value Portfolio Service Class	Seeks capital appreciation.	Massachusetts Financial Services Company
MFS Technology Portfolio Service Class	Seeks capital appreciation.	Massachusetts Financial Services Company
Northern Lights Trust
Power Income VIT Fund Class 2	Seeks total return from income and capital appreciation with capital preservation as a secondary objective.	W.E. Donoghue & Co., Inc.
Oppenheimer Variable Account Funds
Oppenheimer Discovery Mid Cap Growth/VA Service Class	Seeks capital appreciation.	OFI Global Asset Management, Inc.; OppenheimerFunds, Inc. serves as sub-adviser
Oppenheimer Global Fund/VA Service Class	Seeks capital appreciation.	OFI Global Asset Management, Inc.; OppenheimerFunds, Inc. serves as sub-adviser
Oppenheimer Global Multi-Alternatives Fund/VA Service Class	Seeks total return.	OFI Global Asset Management, Inc.; OppenheimerFunds, Inc., Cornerstone Real Estate Advisors LLC and OFI SteelPath, Inc. serves as sub-advisers
Oppenheimer International Growth Fund/VA Service Class	Seeks capital appreciation.	OFI Global Asset Management, Inc.; OppenheimerFunds, Inc. serves as sub-adviser
Oppenheimer Main Street Fund/VA Service Class	Seeks capital appreciation.	OFI Global Asset Management, Inc.; OppenheimerFunds, Inc. serves as sub-adviser
Oppenheimer Main Street Small Cap Fund/VA Service Class	Seeks capital appreciation.	OFI Global Asset Management, Inc.; OppenheimerFunds, Inc. serves as sub-adviser
Oppenheimer Total Return Bond Fund/VA Service Class (Formerly Oppenheimer Core Bond Fund)	Seeks total return.	OFI Global Asset Management, Inc.; OppenheimerFunds, Inc., Cornerstone Real Estate Advisors LLC and SteelPath, Inc. serve as sub-advisers
PIMCO Variable Insurance Trust
PIMCO All Asset Portfolio Advisor Class	Seeks maximum real return, consistent with preservation of real capital and prudent investment management.	Pacific Investment Management Company LLC
PIMCO CommodityRealReturn® Strategy Portfolio Advisor Class	Seeks maximum real return consistent with prudent investment management.	Pacific Investment Management Company LLC
PIMCO Emerging Markets Bond Portfolio Advisor Class	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Management Company LLC
PIMCO Foreign Bond (USD-Hedged) Portfolio Advisor Class	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Management Company LLC
PIMCO Global Bond Portfolio (Unhedged)[4] Advisor Class	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Management Company LLC
PIMCO Global Multi-Asset Managed Allocation Portfolio Advisor Class	Seeks total return which exceeds that of a blend of 60% MSCI World Index/40% Barclays U.S. Aggregate Index.	Pacific Investment Management Company LLC
PIMCO High Yield Portfolio Advisor Class	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Management Company LLC
PIMCO Low Duration Portfolio Advisor Class	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Management Company LLC
PIMCO Real Return Portfolio Advisor Class	Seeks maximum real return, consistent with preservation of real capital and prudent investment management.	Pacific Investment Management Company LLC
PIMCO Short-Term Portfolio Advisor Class	Seeks maximum current income, consistent with preservation of capital and daily liquidity.	Pacific Investment Management Company LLC
PIMCO Total Return Portfolio Advisor Class	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Management Company LLC
PIMCO Unconstrained Bond Portfolio Advisor Class	Seeks maximum long-term return, consistent with preservation of capital and prudent investment management.	Pacific Investment Management Company LLC
Pioneer Variable Contracts Trust
Pioneer Bond VCT Portfolio Class II

Seeks current income from an investment grade portfolio with due regard to preservation of capital and prudent investment risk. The portfolio also seeks a relatively stable level of dividends; however, the level of dividends will be maintained only if consistent with preserving the investment grade quality of the portfolio.

Pioneer Investment Management, Inc.
Pioneer Equity Income VCT Portfolio Class II	Seeks current income and long-term growth of capital from a portfolio consisting primarily of income producing equity securities of U.S. corporations.	Pioneer Investment Management, Inc.
Pioneer Fund VCT Portfolio Class II	Seeks reasonable income and capital growth.	Pioneer Investment Management, Inc.
Pioneer High Yield VCT Portfolio Class II	Seeks to maximize total return through a combination of income and capital appreciation.	Pioneer Investment Management, Inc.
Pioneer Strategic Income VCT Portfolio Class II	Seeks a high level of current income.	Pioneer Investment Management, Inc.
The Prudential Series Fund
Prudential Series Fund Jennison 20/20 Focus Portfolio[3] Class II	Seeks long-term growth of capital.	PGIM Investments LLC
Prudential Series Fund Natural Resources Portfolio Class II	Seeks long-term growth of capital.	PGIM Investments LLC
Prudential Series Fund SP Prudential U.S. Emerging Growth Portfolio Class II	Seeks long-term capital appreciation.	PGIM Investments LLC
Royce Capital Fund
Royce Capital Fund - Micro-Cap Portfolio Service Class	Seeks long-term growth of capital.	Royce & Associates, LLC
Royce Capital Fund - Small-Cap Portfolio Service Class	Seeks long-term growth of capital.	Royce & Associates, LLC
T. Rowe Price
T. Rowe Price Blue Chip Growth Portfolio-II	Seeks to provide long-term capital growth; income is a secondary objective.	T. Rowe Price Associates, Inc.
T. Rowe Price Health Sciences Portfolio-II	Seeks long-term capital appreciation.	T. Rowe Price Associates, Inc.
VanEck VIP Trust
VanEck VIP Global Hard Assets Fund S	Seeks long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.	Van Eck Associates Corporation

*During periods of low interest rates, the yields of the money market investment option may become extremely low and possibly negative.

1This Investment Option was closed to new investors as of January 1, 2013. If You had money invested in this Investment Option as of the close of business on Monday, December 31, 2012, You may continue to make additional investments into the portfolio.  However, if You redeem or transfer completely out of this Investment Option after this date, You will not be able to reinvest in the portfolio.

2This Investment Option was closed to new investors as of May 1, 2014. If You had money invested in this Investment Option as of the close of business on Wednesday, April 30, 2014, You may continue to make additional investments into the portfolio.  However, if You redeem or transfer completely out of this Investment Option after this date, You will not be able to reinvest in the portfolio.

3This Investment Option was closed to new investors as of August 1, 2014. If You had money invested in this Investment Option as of the close of business on Wednesday, July 31, 2014, You may continue to make additional investments into the portfolio.  However, if You redeem or transfer completely out of this Investment Option after this date, You will not be able to reinvest in the portfolio.

4This Investment Option was closed to new investors as of August 3, 2015. If You had money invested in this Investment Option as of the close of business on Friday, July 31, 2015, You may continue to make additional investments into the portfolio.  However, if You redeem or transfer completely out of this Investment Option after this date, You will not be able to reinvest in the portfolio.

5Name change effective May 31, 2017.

The portfolios may make a material change in their investment policies.  In that case, We will send You notice of the change.  Within 60 days after You receive the notice, or within 60 days after the effective date of the change, if later, You may transfer any amount that You have in that investment option to another investment option.  (See “Transfers of Accumulation Value” on page 21).

The portfolios sell their shares to Separate Accounts of various insurance companies to support both variable life insurance and variable annuity contracts, and to qualified retirement plans.  We currently do not foresee any disadvantages to Our Contract owners arising from this use of the portfolios for this type of mixed and shared funding.  The funds companies will monitor for possible conflicts arising out of this practice.  If any such conflict or disadvantage does arise, We and/or the applicable fund companies may take appropriate action to protect Your interests.

The portfolios available under the Contracts are not available for purchase directly by the general public, and are not the same as the mutual funds with very similar or nearly identical names that are sold directly to the public. However, the investment objectives and policies of the portfolios are very similar to the investment objectives and policies of other (publicly available) mutual funds that have very similar or nearly identical names and that are or may be managed by the same investment adviser or manager.  Nevertheless, the investment performance and results of any of the portfolios that are available under the Contracts may be lower, or higher, than the investment results of such other (publicly available) mutual funds.  There can be no assurance, and no representation is made, that the investment results of any of the available portfolios will be comparable to the investment results of any other portfolio or mutual fund, even if the other portfolio or mutual fund has the same investment adviser or manager and the same investment objectives and policies and a very similar or nearly identical name.

The portfolios offered through the Contract are selected by Midland National based on several criteria, including asset class coverage, the alignment of investment objectives of a portfolio with Our hedging strategy, the strength of the manager’s reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. Of course, We also consider whether the portfolio’s adviser is an affiliate of ours. We also consider whether the portfolio, its adviser, sub-adviser, or distributor (or an affiliate) can provide marketing and distribution support for the sale of the policies. Another factor that We consider during the selection process is whether the portfolio or one of its service providers (e.g., the investment adviser or sub-advisers) will make payments to Us or Our affiliates in connection with certain administrative, marketing and support services, and the amount of any such payments, or whether affiliates of the funds can provide marketing and distribution support for sales of the Contracts.

You are responsible for choosing the investment options, and the amounts allocated to each, that are appropriate for Your own individual circumstances and by Your investment goals, financial situation, and risk tolerance. Since investment risk is borne by You decisions regarding investment allocations should be carefully considered and periodically re-evaluated.

Other portfolios (or available classes) may have lower fees and better overall investment performance.

In making Your investment selections, We encourage You to thoroughly investigate all of the information regarding the portfolios that are available to You, including each portfolio’s prospectus, statement of additional information and annual and semi-annual reports. Other sources such as the fund company’s website or newspapers and financial and other magazines provide more current information, including information about any regulatory actions or investigations relating to a portfolio. You should monitor and periodically re-evaluate Your allocations to determine if they are still appropriate.

You bear the entire risk for the allocation of Your premiums and accumulation value among the investment options whether or not You use the service of an adviser.  We are not responsible for any investment or other advice or services that You may receive.

You bear the risk of any decline in the accumulation value of Your Contract resulting from the performance of the investment options You have chosen.

We do not recommend or endorse any particular portfolio or portfolios and We do not provide investment advice.

Availability of the Portfolios

We cannot guarantee that each portfolio will always be available for investment through the Contracts.

We reserve the right, subject to applicable law, to make additions to, deletions from, or substitutions for the shares of a portfolio that are held in the Separate Account. New or substitute portfolios may have different fees and expenses and their availability may be limited to certain classes of purchasers. If the shares of a portfolio are no longer available for investment or if, in Our judgment, further investment in any portfolio should become inappropriate, We may redeem the shares of that portfolio and substitute shares of another portfolio. We will not substitute any shares without notice and prior approval of the SEC and state insurance authorities, to the extent required by the Investment Company Act of 1940, as amended, or other applicable law.

APPENDIX B – STATE VARIATIONS

Certain contract features described in this Prospectus may vary or may not be available in Your state. The state in which Your Contract is issued governs whether or not certain features, riders, charges or fees are available or will vary under Your Contract. These variations are reflected in Your Contract and in riders or endorsements to Your Contract.

This Appendix B contains an overview of state specific variations.

For Contracts issued in the state of Arizona, the following variations apply:

On written request We are required to provide within reasonable time, reasonable factual information regarding the benefits and provisions of Your annuity.

If for any reason You are not satisfied with the annuity, You may return the annuity within 10 days or within 30 days if You are 65 years of age or older on the date of the application and receive a refund of the full Accumulation Value plus any fees or charges deducted from the Contract as of the date the returned Contract is received by the insurer or its insurance producer, or if greater and required by state law, premiums paid as of the date the returned Contract is received by the insured or insurance producer.

For Contracts issued in the state of California, the following variations apply:

For Owners in the state of California 60 years or older – the Free Look period is a 30-day period beginning on the day You receive Your Contact. Your money will be placed in a fixed account or money market fund, unless You direct that premium to be invested in an underlying stock or bond fund portfolio during that 30-day period. If You do not direct that premium be invested in a stock or bond portfolio and You return the Contract within the 30-day period, You will be entitled to a refund of the premium and Contract fees. If You do direct that the premium be invested in a stock or bond portfolio during the 30-day period and You return the Contract during that period, You will be entitled to a refund of the Contract’s account value on the day the Contract is received by the insurance company or agent who sold You this Contract which could be less that the premium You paid for the Contract, plus any Contract fee paid. A return of the Contract after 30 days may result in a substantial penalty, known as a surrender charge, if You elect the Optional Value Endorsement.

For Contracts issued in the state of Connecticut, the following variations apply:

During the right to examine period if cancellation is made prior to delivery of the Contract We will refund all premiums paid.

Also, We currently define excessive/frequent trading as:  (a) two or more “round trips” involving the same investment option within a 60-calendar day period; or (b) six or more “round trips” involving the same investment option within a twelve month period.  “Round trip” means more than one purchase and sale of the same investment option within a 60-calendar day period. We reserve the right to revise Our market timing procedures as We deem necessary or appropriate to more effectively detect and prevent market timing. Any exercise of Our right to delay, restrict or reject trading activity will be applied equally and in a non-discriminatory manner to all Contract owners.

For Contracts issued in the state of Florida, the following variations apply:

The cover page of the Contract contains a clear statement that death benefit and accumulation values will reflect the investment experience of Our separate account, which may cause them to increase or decrease and are not guaranteed as to the fixed dollar amount.  To obtain additional Contract information and/or to receive assistance in resolving complaints, Our 800 number is listed in a bold face type. We have omitted the right to limit investment options in which premiums are invested.

For Contracts issued in the state of Illinois, the following variations apply:

The cover page of the Contract includes contact information to contact Us or the Illinois Department of Insurance should You have any complaints arise regarding Your annuity.

Illinois Department of Insurance Consumer Division or Public Service Section Springfield, Illinois 62767	Midland National Life Insurance Company Annuity Division P.O. Box 79907 Des Moines, Iowa 50325-0985 Toll Free Telephone: 1-877-586-0244

For Contracts issued in the state of Montana, the following variations apply:

Death proceeds will be paid within 60 days of receiving due proof of the Owner’s death. If payment is made after the first 30 days, We agree to pay interest on the death proceeds from the 30th day until the date of payment. The interest will be at an annual interest rate determined by Us not to be less than the rate required by the state of Montana.

Gender will not play a role in determining payout rates; any reference to gender has been removed.

The provisions of this Contract conform to the minimum requirements of Montana law and control over any conflicting statutes of any state in which You live on or after the Contract Effective Date.

APPENDIX C – CONDENSED FINANCIAL INFORMATION

The following tables of condensed financial information show accumulation unit values for each investment option for the period since the investment option started operation.  An accumulation unit value is the unit We use to calculate the value of Your interest in a subaccount.  The tables below show two sets of accumulation unit values that reflect the current level of Separate Account annual expenses available under the Contract. One set of tables reflects the lowest Annual Asset Charge of 1.15% (for the 7-Year Optional Value Endorsement) and the other set reflects the highest Annual Asset Charge of 1.35% (for the base contract with no endorsement). Tables reflecting the other Annual Asset Charges are not yet available but will be included in the SAI in future years.

Table 1 - Base Contract with 7-Year Optional Value Endorsement – 1.15% Annual Asset Charge
Investment Option	Accumulation Unit Value at Beginning of Period (12/31/2015)	Accumulation Unit Value at End of Period (12/31/2016)	Number of Accumulation Units at End of Period
2016
AB VPS Dynamic Asset Allocation Portfolio B	$11.26	$11.51	71,017.52
AB VPS Real Estate Investment Portfolio B	$13.10	$13.90	216,735.92
AB VPS Small Cap Growth Portfolio B	$13.23	$13.89	2,802.74
AB VPS Small/Mid Cap Value Portfolio B	$14.33	$17.68	101,490.85
Alger Capital Appreciation Portfolio Class S	$16.10	$15.95	433,058.35
ALPS | Alerian Energy Infrastructure Portfolio Class III	$5.86	$8.16	177,793.16
ALPS | Red Rocks Listed Private Equity Class III	$9.12	$9.73	27,269.40
American Century VP Inflation Protection Fund II	$8.91	$9.20	112,090.13
American Century VP Mid Cap Value Fund II	$14.73	$17.87	679,885.26
American Century VP Ultra Fund II	$14.94	$15.41	41,537.34
American Century VP Value Fund II	$13.76	$16.36	3,187,501.41
American Funds IS Asset Allocation Fund Class 4	$10.14	$10.94	894,211.21
American Funds IS Blue Chip Income and Growth Fund Class 4	$10.09	$11.82	1,047,861.29
American Funds IS Capital Income Builder® Class 4	$9.49	$9.74	831,361.54
American Funds IS Global Growth Fund Class 4	$10.48	$10.40	114,621.71
American Funds IS Global Growth and Income Fund Class 4	$9.64	$10.20	321,313.86
American Funds IS Global Small Capitalization Fund Class 4	$9.63	$9.69	68,063.17
American Funds IS Growth Fund Class 4	$10.82	$11.68	105,786.20
American Funds IS Growth-Income Fund Class 4	$10.23	$11.25	233,967.95
American Funds IS International Fund Class 4	$8.83	$9.01	128,803.00
American Funds IS International Growth and Income Fund Class 4	$8.56	$8.56	132,671.41
American Funds IS New World Fund® Class 4	$8.33	$8.65	611,343.83
American Funds IS U.S. Government/AAA-Rated Securities Fund Class 4	$10.09	$10.08	646,373.93
American Funds IS Ultra-Short Bond Fund Class 4	$9.74	$9.59	1,153,454.34
BlackRock Basic Value V.I. Fund Class III	$13.89	$16.17	202,448.69
BlackRock Capital Appreciation V.I. Fund Class III	$14.98	$14.79	87,035.44
BlackRock Equity Dividend V.I. Fund Class III	$13.50	$15.48	571,275.46
BlackRock Global Allocation V.I. Fund Class III	$11.19	$11.48	1,064,997.60
BlackRock iShares® Alternative Strategies V.I. Fund Class III	$9.68	$10.17	75,052.84
BlackRock iShares® Dynamic Allocation V.I. Fund Class III	$9.34	$9.80	36,689.26
BlackRock iShares® Dynamic Fixed Income V.I. Fund Class III	$9.76	$9.97	52,764.92
BlackRock iShares® Equity Appreciation V.I. Fund Class III	$8.86	$9.56	30,156.95
BlackRock Large Cap Core V.I. Fund Class III	$14.33	$15.62	27,020.52
BlackRock Large Cap Growth V.I. Fund Class III	$15.02	$15.97	113,299.22
Calvert VP S&P 500 Index Portfolio	$14.41	$15.90	5,784.65
Calvert VP SRI Mid Cap Growth Portfolio	$13.42	$14.23	35,818.43
ClearBridge Variable Aggressive Growth Portfolio Class II	$9.26	$9.24	22,530.43
ClearBridge Variable Dividend Strategy Portfolio Class II	$13.06	$14.82	307,592.01
ClearBridge Variable Mid Cap Portfolio Class II	$14.92	$16.09	152,973.11
ClearBridge Variable Small Cap Growth Portfolio Class II	$13.92	$14.52	59,371.29
Columbia Variable Portfolio Contrarian Core Fund Share Class 2	$12.29	$13.17	84,745.02
Columbia Variable Portfolio Dividend Opportunity Fund Share Class 2	$10.98	$12.31	136,316.66
Columbia Variable Portfolio Emerging Markets Bond Fund Share Class 2	$9.69	$10.64	754,283.30
Columbia Variable Portfolio High Yield Bond Fund Share Class 2	$10.19	$11.25	637,739.72
Deutsche Alternative Asset Allocation VIP-B	$9.62	$9.98	166,368.45
Deutsche CROCI® U.S.[1] VIP-B	$12.96	$12.22	20,968.70
Deutsche Equity 500 Index VIP-B	$14.30	$15.74	692,357.95
Deutsche Global Small Cap VIP-B	$12.71	$12.73	38,933.76
Deutsche Small Cap Index VIP-B	$13.38	$15.97	164,075.76
Deutsche Small Mid Cap Value VIP-B	$13.38	$15.40	135,165.30
Eaton Vance VT Floating-Rate Income Fund	$10.33	$11.13	2,034,620.43
Fidelity® VIP Contrafund® Portfolio Service Class 2	$14.68	$15.63	304,222.69
Fidelity® VIP Emerging Markets Portfolio Service Class 2	$9.04	$9.20	161,066.39
Fidelity® VIP FundsManager 50% Portfolio Service Class 2	$11.63	$11.97	201,874.19
Fidelity® VIP FundsManager 70% Portfolio Service Class 2	$12.43	$12.89	138,498.09
Fidelity® VIP FundsManager 85% Portfolio Service Class 2	$13.04	$13.59	50,976.41
Fidelity® VIP Government Money Market Portfolio Service Class 2	$9.52	$9.42	2,229,175.19
Fidelity® VIP High Income Portfolio Service Class 2	$10.58	$11.94	764,551.40
Fidelity® VIP Mid Cap Portfolio Service Class 2	$13.75	$15.21	259,909.45
Fidelity® VIP Overseas Portfolio Service Class 2	$12.37	$11.58	53,274.95
Fidelity® VIP Real Estate Portfolio Service Class 2	$14.45	$15.07	730,177.98
Fidelity® VIP Strategic Income Portfolio Service Class 2	$10.30	$10.99	532,420.97
Fidelity® VIP Value Strategies Portfolio Service Class 2	$14.21	$15.35	179,350.94
First Investors Life Series International Fund	$10.46	$9.91	11,278.31
First Investors Life Series Opportunity Fund	$9.99	$10.69	689,988.03
First Investors Life Series Total Return Fund	$10.68	$11.26	30,745.23
Franklin Income VIP Fund Class 2	$10.82	$12.20	1,014,188.34
Franklin Mutual Global Discovery VIP Fund Class 2	$12.63	$14.00	278,124.66
Franklin Mutual Shares VIP Fund Class 2	$13.23	$15.18	306,576.84
Franklin Rising Dividends VIP Fund Class 2	$13.84	$15.88	509,811.47
Guggenheim VIF Global Managed Futures Strategy Fund	$9.91	$8.35	29,517.75
Guggenheim VIF Long Short Equity Fund	$11.56	$11.50	29,492.25
Guggenheim VIF Multi-Hedge Strategies Fund	$10.44	$10.27	145,477.59
Guggenheim VIF Small Cap Value Series Q	$12.40	$15.52	68,234.01
Ivy VIP Asset Strategy	$10.85	$10.45	651,754.08
Ivy VIP Balanced	$12.70	$12.81	1,082,981.51
Ivy VIP Dividend Opportunities	$13.80	$14.59	153,539.48
Ivy VIP Energy	$7.64	$10.16	262,781.47
Ivy VIP Global Bond	$9.62	$10.18	148,447.72
Ivy VIP Global Growth	$12.63	$12.10	82,161.38
Ivy VIP Growth	$16.07	$16.08	208,144.63
Ivy VIP High Income	$9.65	$11.08	3,724,951.54
Ivy VIP International Core Equity	$12.15	$12.14	305,269.28
Ivy VIP Mid Cap Growth	$12.76	$10.45	651,754.08
Ivy VIP Natural Resources	$6.21	$7.60	116,104.57
Ivy VIP Science and Technology	$16.28	$16.34	201,779.46
Ivy VIP Small Cap Core[2]	$13.68	$17.43	457,605.41
Ivy VIP Small Cap Growth	$12.88	$13.10	242,548.87
Janus Henderson Balanced Portfolio[5] Service Shares	$13.00	$13.40	323,233.52
Janus Henderson Enterprise Portfolio[5] Service Shares	$12.39	$13.73	86,226.11
Janus Henderson Flexible Bond Portfolio[5] Service Shares	$10.48	$10.59	341,644.12
Janus Henderson Global Research Portfolio[5] Service Shares	$13.33	$13.42	14,375.93
Janus Henderson Global Technology Portfolio[5] Service Shares	$15.19	$17.10	134,518.36
Janus Henderson Global Unconstrained Bond Portfolio[5] Service Shares	$9.68	$10.01	95,007.44
Janus Henderson Mid Cap Value Portfolio[5] Service Shares	$12.66	$14.86	158,314.46
Janus Henderson Overseas Portfolio[5] Service Shares	$7.99	$7.37	16,159.85
Janus Henderson Research Portfolio3, [5] Service Shares	$15.33	$15.20	16,444.76
Lazard Retirement Global Dynamic Multi Asset Portfolio Service Shares	$11.79	$12.04	152,840.54
Lazard Retirement International Equity Portfolio Service Shares	$11.91	$11.27	43,048.66
Lord Abbett Series Fund Bond Debenture Portfolio VC	$10.91	$12.09	998,594.66
Lord Abbett Series Fund Developing Growth Portfolio VC	$13.67	$13.16	59,623.45
Lord Abbett Series Fund Fundamental Equity Portfolio VC	$13.64	$15.61	77,791.10
Lord Abbett Series Fund Short Duration Income Portfolio VC	$9.89	$10.11	462,842.74
MFS VIT II Blended Research Core Equity Portfolio Service Class	$9.63	$10.30	10,605.16
MFS VIT II Corporate Bond Portfolio Service Class	$10.17	$10.65	227,632.33
MFS VIT II Emerging Markets Equity Portfolio Service Class	$7.73	$8.33	31,359.40
MFS VIT II Global Tactical Allocation Portfolio Service Class	$11.08	$11.61	66,251.48
MFS VIT II International Value Portfolio Service Class	$14.21	$14.59	289,643.08
MFS VIT II Technology Portfolio Service Class	$15.44	$16.54	141,621.65
MFS VIT New Discovery Portfolio Service Class	$12.60	$13.55	67,729.55
MFS VIT Utilities Portfolio Service Class	$11.96	$13.15	230,892.25
Oppenheimer Discovery Mid Cap Growth Fund/VA Service Class	$11.02	$11.12	11,019.18
Oppenheimer Global Fund/VA Service Class	$10.04	$9.91	29,063.95
Oppenheimer Global Multi-Alternatives Fund/VA Service Class	$9.28	$9.50	24,807.19
Oppenheimer International Growth Fund/VA Service Class	$9.44	$9.07	534,562.84
Oppenheimer Main Street Fund/VA Service Class	$10.52	$11.57	71,255.72
Oppenheimer Main Street Small Cap Fund/VA Service Class	$10.13	$11.78	100,137.48
Oppenheimer Total Return Bond Fund4/VA Service Class	$10.09	$10.28	248,780.54
PIMCO All Asset Portfolio Advisor Class	$9.38	$10.47	430,127.24
PIMCO CommodityRealReturn® Strategy Portfolio Advisor Class	$4.75	$5.40	896,054.79
PIMCO Emerging Markets Bond Portfolio Advisor Class	$9.83	$11.00	73,183.97
PIMCO Foreign Bond (USD-Hedged) Portfolio Advisor Class	$9.98	$10.49	39,542.15
PIMCO Global Bond Portfolio (Unhedged) Advisor Class	$9.04	$9.29	32,869.63
PIMCO Global Multi-Asset Managed Allocation Portfolio Advisor Class	$9.32	$9.57	29,561.30
PIMCO High Yield Portfolio Advisor Class	$11.11	$12.34	412,742.24
PIMCO Low Duration Portfolio Advisor Class	$9.99	$10.01	1,762,411.55
PIMCO Real Return Portfolio Advisor Class	$9.16	$9.52	1,506,019.84
PIMCO Short-Term Portfolio Advisor Class	$9.89	$9.99	4,353,489.27
PIMCO Total Return Portfolio Advisor Class	$10.41	$10.56	2,589,129.38
PIMCO Unconstrained Bond Portfolio Advisor Class	$9.70	$10.03	181,032.16
Pioneer Bond VCT Portfolio Class II	$10.78	$11.08	2,652,195.79
Pioneer Equity Income VCT Portfolio Class II	$14.38	$17.00	139,701.32
Pioneer Fund VCT Portfolio Class II	$14.17	$15.36	25,308.08
Pioneer High Yield VCT Portfolio Class II	$10.92	$12.28	159,677.64
Pioneer Strategic Income VCT Portfolio Class II	$10.50	$11.14	917,803.49
Power Income VIT Fund Class 2	$9.67	$9.98	121,564.52
Prudential Series Fund Jennison 20/20 Focus Portfolio Class II	$13.63	$13.64	18,431.40
Prudential Series Fund Natural Resources Portfolio Class II	$5.05	$6.24	29,560.53
Prudential Series Fund SP Prudential U.S. Emerging Growth Portfolio Class II	$13.38	$13.73	33,602.99
QS Legg Mason Dynamic Multi-Strategy VIT Portfolio Class II	$11.52	$11.34	40,798.36
Royce Capital Fund - Micro-Cap Portfolio Service Class	$9.10	$10.74	43,874.06
Royce Capital Fund - Small-Cap Portfolio Service Class	$11.93	$14.21	1,172,492.54
Rydex VIF Biotechnology Fund	$20.41	$16.21	76,029.36
Rydex VIF S&P 500 Pure Growth Fund	$15.70	$15.92	47,037.39
Rydex VIF S&P MidCap 400 Pure Growth Fund	$13.00	$13.20	26,076.72
T. Rowe Price Blue Chip Growth Portfolio-II	$9.89	$9.83	242,555.62
T. Rowe Price Health Sciences Portfolio-II	$9.09	$8.02	91,339.88
Templeton Developing Markets Fund Class 2	$6.94	$8.06	471,459.96
Templeton Foreign VIP Fund Class 2	$10.36	$10.98	2,031,836.62
Templeton Global Bond VIP Fund Class 2	$10.17	$10.35	1,558,314.12
VanEck VIP Global Hard Assets Fund S	$5.63	$7.98	100,112.65
Western Asset Core Bond Plus Portfolio Class II	$9.84	$10.14	3,345,131.71
Western Asset Variable Global High Yield Bond Portfolio Class II	$10.38	$11.84	43,169.23

1Forerly Deutsche Large Cap Value VIP-B

2Formerly Ivy VIP Small Cap Value

3Formerly Janus Aspen Janus Portfolio Service Shares

4Formerly Oppenheimer Core Bond Fund

5Janus Aspen Changed to Janus Henderson effective 5/31/17

Table 2 - Base Contract – 1.35% Annual Asset Charge
Investment Option	Accumulation Unit Value at Beginning of Period (12/31/2015)	Accumulation Unit Value at End of Period (12/31/2016)	Number of Accumulation Units at End of Period
2016
AB VPS Dynamic Asset Allocation Portfolio B	$11.23	$11.45	71,017.52
AB VPS Real Estate Investment Portfolio B	$13.06	$13.84	216,735.92
AB VPS Small Cap Growth Portfolio B	$13.19	$13.82	2,802.74
AB VPS Small/Mid Cap Value Portfolio B	$14.29	$17.59	101,490.85
Alger Capital Appreciation Portfolio Class S	$16.05	$15.87	433,058.35
ALPS | Alerian Energy Infrastructure Portfolio Class III	$5.84	$8.12	177,793.16
ALPS | Red Rocks Listed Private Equity Class III	$9.11	$9.70	27,269.40
American Century VP Inflation Protection Fund II	$8.89	$9.15	112,090.13
American Century VP Mid Cap Value Fund II	$14.69	$17.78	679,885.26
American Century VP Ultra Fund II	$14.90	$15.34	41,537.34
American Century VP Value Fund II	$13.72	$16.28	3,187,501.41
American Funds IS Asset Allocation Fund Class 4	$10.11	$10.89	894,211.21
American Funds IS Blue Chip Income and Growth Fund Class 4	$10.06	$11.76	1,047,861.29
American Funds IS Capital Income Builder® Class 4	$9.47	$9.69	831,361.54
American Funds IS Global Growth Fund Class 4	$10.45	$10.35	114,621.71
American Funds IS Global Growth and Income Fund Class 4	$9.62	$10.15	321,313.86
American Funds IS Global Small Capitalization Fund Class 4	$9.60	$9.65	68,063.17
American Funds IS Growth Fund Class 4	$10.79	$11.63	105,786.20
American Funds IS Growth-Income Fund Class 4	$10.20	$11.19	233,967.95
American Funds IS International Fund Class 4	$8.80	$8.96	128,803.00
American Funds IS International Growth and Income Fund Class 4	$8.53	$8.52	132,671.41
American Funds IS New World Fund® Class 4	$8.30	$8.60	611,343.83
American Funds IS U.S. Government/AAA-Rated Securities Fund Class 4	$10.06	$10.03	646,373.93
American Funds IS Ultra-Short Bond Fund Class 4	$9.71	$9.54	1,153,454.34
BlackRock Basic Value V.I. Fund Class III	$13.85	$16.09	202,448.69
BlackRock Capital Appreciation V.I. Fund Class III	$14.94	$14.72	87,035.44
BlackRock Equity Dividend V.I. Fund Class III	$13.46	$15.41	571,275.46
BlackRock Global Allocation V.I. Fund Class III	$11.16	$11.42	1,064,997.60
BlackRock iShares® Alternative Strategies V.I. Fund Class III	$9.66	$10.12	75,052.84
BlackRock iShares® Dynamic Allocation V.I. Fund Class III	$9.31	$9.75	36,689.26
BlackRock iShares® Dynamic Fixed Income V.I. Fund Class III	$9.74	$9.92	52,764.92
BlackRock iShares® Equity Appreciation V.I. Fund Class III	$8.84	$9.51	30,156.95
BlackRock Large Cap Core V.I. Fund Class III	$14.29	$15.54	27,020.52
BlackRock Large Cap Growth V.I. Fund Class III	$14.98	$15.89	113,299.22
Calvert VP S&P 500 Index Portfolio	$14.37	$15.82	5,784.65
Calvert VP SRI Mid Cap Growth Portfolio	$13.38	$14.16	35,818.43
ClearBridge Variable Aggressive Growth Portfolio Class II	$9.25	$9.21	22,530.43
ClearBridge Variable Dividend Strategy Portfolio Class II	$13.03	$14.75	307,592.01
ClearBridge Variable Mid Cap Portfolio Class II	$14.88	$16.01	152,973.11
ClearBridge Variable Small Cap Growth Portfolio Class II	$13.88	$14.45	59,371.29
Columbia Variable Portfolio Contrarian Core Fund Share Class 2	$12.25	$13.10	84,745.02
Columbia Variable Portfolio Dividend Opportunity Fund Share Class 2	$10.95	$12.26	136,316.66
Columbia Variable Portfolio Emerging Markets Bond Fund Share Class 2	$9.66	$10.59	754,283.30
Columbia Variable Portfolio High Yield Bond Fund Share Class 2	$10.16	$11.20	637,739.72
Deutsche Alternative Asset Allocation VIP-B	$9.59	$9.94	166,368.45
Deutsche CROCI® U.S.[1] VIP-B	$12.92	$12.16	20,968.70
Deutsche Equity 500 Index VIP-B	$14.26	$15.66	692,357.95
Deutsche Global Small Cap VIP-B	$12.68	$12.67	38,933.76
Deutsche Small Cap Index VIP-B	$13.35	$15.89	164,075.76
Deutsche Small Mid Cap Value VIP-B	$13.34	$15.33	135,165.30
Eaton Vance VT Floating-Rate Income Fund	$10.30	$11.07	2,034,620.43
Fidelity® VIP Contrafund® Portfolio Service Class 2	$14.64	$15.56	304,222.69
Fidelity® VIP Emerging Markets Portfolio Service Class 2	$9.02	$9.16	161,066.39
Fidelity® VIP FundsManager 50% Portfolio Service Class 2	$11.60	$11.91	201,874.19
Fidelity® VIP FundsManager 70% Portfolio Service Class 2	$12.40	$12.82	138,498.09
Fidelity® VIP FundsManager 85% Portfolio Service Class 2	$13.00	$13.53	50,976.41
Fidelity® VIP Government Money Market Portfolio[4] Service Class 2	$9.50	$9.37	2,229,175.19
Fidelity® VIP High Income Portfolio Service Class 2	$10.55	$11.88	764,551.40
Fidelity® VIP Mid Cap Portfolio Service Class 2	$13.71	$15.14	259,909.45
Fidelity® VIP Overseas Portfolio Service Class 2	$12.33	$11.53	53,274.95
Fidelity® VIP Real Estate Portfolio Service Class 2	$14.41	$14.99	730,177.98
Fidelity® VIP Strategic Income Portfolio Service Class 2	$10.27	$10.94	532,420.97
Fidelity® VIP Value Strategies Portfolio Service Class 2	$14.17	$15.28	179,350.94
First Investors Life Series International Fund	$10.43	$9.86	11,278.31
First Investors Life Series Opportunity Fund	$9.96	$10.64	689,988.03
First Investors Life Series Total Return Fund	$10.65	$11.20	30,745.23
Franklin Income VIP Fund Class 2	$10.79	$12.14	1,014,188.34
Franklin Mutual Global Discovery VIP Fund Class 2	$12.59	$13.93	278,124.66
Franklin Mutual Shares VIP Fund Class 2	$13.19	$15.10	306,576.84
Franklin Rising Dividends VIP Fund Class 2	$13.80	$15.80	509,811.47
Guggenheim VIF Global Managed Futures Strategy Fund	$9.88	$8.31	29,517.75
Guggenheim VIF Long Short Equity Fund	$11.52	$11.44	29,492.25
Guggenheim VIF Multi-Hedge Strategies Fund	$10.41	$10.22	145,477.59
Guggenheim VIF Small Cap Value Series Q	$12.37	$15.45	68,234.01
Ivy VIP Asset Strategy	$10.82	$10.40	651,754.08
Ivy VIP Balanced	$12.67	$12.75	1,082,981.51
Ivy VIP Dividend Opportunities	$13.76	$14.52	153,539.48
Ivy VIP Energy	$7.62	$10.11	262,781.47
Ivy VIP Global Bond	$9.59	$10.13	148,447.72
Ivy VIP Global Growth	$12.59	$12.04	82,161.38
Ivy VIP Growth	$16.02	$16.00	208,144.63
Ivy VIP High Income	$9.62	$11.03	3,724,951.54
Ivy VIP International Core Equity	$12.12	$12.08	305,269.28
Ivy VIP Mid Cap Growth	$12.73	$13.32	266,102.04
Ivy VIP Natural Resources	$6.20	$7.57	116,104.57
Ivy VIP Science and Technology	$16.23	$16.26	201,779.46
Ivy VIP Small Cap Core[2]	$13.64	$17.35	457,605.41
Ivy VIP Small Cap Growth	$12.84	$13.04	242,548.87
Janus Henderson Balanced Portfolio[5] Service Shares	$12.96	$13.34	323,233.52
Janus Henderson Enterprise Portfolio[5] Service Shares	$12.35	$13.66	86,226.11
Janus Henderson Flexible Bond Portfolio[5] Service Shares	$10.45	$10.54	341,644.12
Janus Henderson Global Research Portfolio[5] Service Shares	$13.29	$13.35	14,375.93
Janus Henderson Global Technology Portfolio[5] Service Shares	$15.15	$17.02	134,518.36
Janus Henderson Global Unconstrained Bond Portfolio[5] Service Shares	$9.68	$9.99	95,007.44
Janus Henderson Mid Cap Value Portfolio[5] Service Shares	$12.62	$14.79	158,314.46
Janus Henderson Overseas Portfolio[5] Service Shares	$7.97	$7.34	16,159.85
Janus Henderson Research Portfolio3, [5] Service Shares	$15.29	$15.13	16,444.76
Lazard Retirement Global Dynamic Multi Asset Portfolio Service Shares	$11.75	$11.98	152,840.54
Lazard Retirement International Equity Portfolio Service Shares	$11.88	$11.22	43,048.66
Lord Abbett Series Fund Bond Debenture Portfolio VC	$10.87	$12.03	998,594.66
Lord Abbett Series Fund Developing Growth Portfolio VC	$13.63	$13.10	59,623.45
Lord Abbett Series Fund Fundamental Equity Portfolio VC	$13.60	$15.53	77,791.10
Lord Abbett Series Fund Short Duration Income Portfolio VC	$9.88	$10.08	462,842.74
MFS VIT II Blended Research Core Equity Portfolio Service Class	$9.62	$10.27	10,605.16
MFS VIT II Corporate Bond Portfolio Service Class	$10.14	$10.60	227,632.33
MFS VIT II Emerging Markets Equity Portfolio Service Class	$7.71	$8.29	31,359.40
MFS VIT II Global Tactical Allocation Portfolio Service Class	$11.05	$11.55	66,251.48
MFS VIT II International Value Portfolio Service Class	$14.17	$14.52	289,643.08
MFS VIT II Technology Portfolio Service Class	$15.39	$16.46	141,621.65
MFS VIT New Discovery Portfolio Service Class	$12.56	$13.48	67,729.55
MFS VIT Utilities Portfolio Service Class	$11.93	$13.09	230,892.25
Oppenheimer Discovery Mid Cap Growth Fund/VA Service Class	$10.99	$11.07	11,019.18
Oppenheimer Global Fund/VA Service Class	$10.01	$9.86	29,063.95
Oppenheimer Global Multi-Alternatives Fund/VA Service Class	$9.26	$9.45	24,807.19
Oppenheimer International Growth Fund/VA Service Class	$9.41	$9.03	534,562.84
Oppenheimer Main Street Fund/VA Service Class	$10.49	$11.51	71,255.72
Oppenheimer Main Street Small Cap Fund/VA Service Class	$10.10	$11.72	100,137.48
Oppenheimer Total Return Bond Fund4/VA Service Class	$10.06	$10.23	248,780.54
PIMCO All Asset Portfolio Advisor Class	$9.36	$10.42	430,127.24
PIMCO CommodityRealReturn® Strategy Portfolio Advisor Class	$4.74	$5.37	896,054.79
PIMCO Emerging Markets Bond Portfolio Advisor Class	$9.80	$10.95	73,183.97
PIMCO Foreign Bond (USD-Hedged) Portfolio Advisor Class	$9.97	$10.46	39,542.15
PIMCO Global Bond Portfolio (Unhedged) Advisor Class	$9.01	$9.24	32,869.63
PIMCO Global Multi-Asset Managed Allocation Portfolio Advisor Class	$9.29	$9.53	29,561.30
PIMCO High Yield Portfolio Advisor Class	$11.08	$12.28	412,742.24
PIMCO Low Duration Portfolio Advisor Class	$9.96	$9.96	1,762,411.55
PIMCO Real Return Portfolio Advisor Class	$9.14	$9.47	1,506,019.84
PIMCO Short-Term Portfolio Advisor Class	$9.86	$9.95	4,353,489.27
PIMCO Total Return Portfolio Advisor Class	$10.38	$10.51	2,589,129.38
PIMCO Unconstrained Bond Portfolio Advisor Class	$9.69	$10.00	181,032.16
Pioneer Bond VCT Portfolio Class II	$10.75	$11.03	2,652,195.79
Pioneer Equity Income VCT Portfolio Class II	$14.34	$16.91	139,701.32
Pioneer Fund VCT Portfolio Class II	$14.13	$15.28	25,308.08
Pioneer High Yield VCT Portfolio Class II	$10.89	$12.23	159,677.64
Pioneer Strategic Income VCT Portfolio Class II	$10.47	$11.09	917,803.49
Power Income VIT Fund Class 2	$9.65	$9.93	121,564.52
Prudential Series Fund Jennison 20/20 Focus Portfolio Class II	$13.59	$13.57	18,431.40
Prudential Series Fund Natural Resources Portfolio Class II	$5.04	$6.21	29,560.53
Prudential Series Fund SP Prudential U.S. Emerging Growth Portfolio Class II	$13.34	$13.66	33,602.99
QS Legg Mason Dynamic Multi-Strategy VIT Portfolio Class II	$11.49	$11.28	40,798.36
Royce Capital Fund - Micro-Cap Portfolio Service Class	$9.07	$10.68	43,874.06
Royce Capital Fund - Small-Cap Portfolio Service Class	$11.89	$14.14	1,172,492.54
Rydex VIF Biotechnology Fund	$20.35	$16.13	76,029.36
Rydex VIF S&P 500 Pure Growth Fund	$15.65	$15.84	47,037.39
Rydex VIF S&P MidCap 400 Pure Growth Fund	$12.97	$13.14	26,076.72
T. Rowe Price Blue Chip Growth Portfolio-II	$9.88	$9.80	242,555.62
T. Rowe Price Health Sciences Portfolio-II	$9.08	$8.00	91,339.88
Templeton Developing Markets Fund Class 2	$6.92	$8.02	471,459.96
Templeton Foreign VIP Fund Class 2	$10.34	$10.93	2,031,836.62
Templeton Global Bond VIP Fund Class 2	$10.14	$10.30	1,558,314.12
VanEck VIP Global Hard Assets Fund S	$5.61	$7.94	100,112.65
Western Asset Core Bond Plus Portfolio Class II	$9.83	$10.11	3,345,131.71
Western Asset Variable Global High Yield Bond Portfolio Class II	$10.35	$11.78	43,169.23

1Forerly Deutsche Large Cap Value VIP-B

2Formerly Ivy VIP Small Cap Value

3Formerly Janus Aspen Janus Portfolio Service Shares

4Formerly Oppenheimer Core Bond Fund

5Janus Aspen Changed to Janus Henderson effective 5/31/17

Table 1 - Base Contract with Optional Value Endorsement – 1.15% Annual Asset Charge
Investment Option	Accumulation Unit Value at Beginning of Period (12/31/2014)	Accumulation Unit Value at End of Period (12/31/2015)	Number of Accumulation Units at End of Period
2015
AB VPS Dynamic Asset Allocation Portfolio B	$11.54	$11.26	49,355.62
AB VPS Real Estate Investment Portfolio B	$13.16	$13.10	126,808.13
AB VPS Small Cap Growth Portfolio B	$13.59	$13.23	1,473.61
AB VPS Small/Mid Cap Value Portfolio B	$15.37	$14.33	74,260.49
Alger Capital Appreciation Portfolio Class S	$15.38	$16.10	396,770.01
ALPS | Alerian Energy Infrastructure Portfolio Class III	$9.55	$5.86	116,145.08
ALPS | Red Rocks Listed Private Equity Class III	$10.00	$9.12	15,583.00
American Century VP Inflation Protection Fund II	$9.24	$8.91	107,969.63
American Century VP Mid Cap Value Fund II	$15.14	$14.73	434,337.03
American Century VP Ultra Fund II	$14.25	$14.94	34,321.48
American Century VP Value Fund II	$14.50	$13.76	2,554,682.97
American Funds IS Asset Allocation FundSM Class 4	$10.14	$10.14	400,904.79
American Funds IS Blue Chip Income and Growth FundSM Class 4	$10.54	$10.09	453,676.43
American Funds IS Capital Income BuilderSM Class 4	$9.78	$9.49	508,015.10
American Funds IS Global Growth FundSM Class 4	$9.94	$10.48	87,426.92
American Funds IS Global Growth and Income Fund SM Class 4	$9.91	$9.64	197,881.42
American Funds IS Global Small Capitalization FundSM Class 4	$9.74	$9.63	90,684.81
American Funds IS Growth FundSM Class 4	$10.27	$10.82	64,791.69
American Funds IS Growth-Income FundSM Class 4	$10.22	$10.23	106,873.27
American Funds IS International FundSM Class 4	$9.37	$8.83	86,771.68
American Funds IS International Growth and Income FundSM Class 4	$9.19	$8.56	85,294.42
American Funds IS New World Fund® Class 4	$8.72	$8.33	471,355.98
American Funds IS U.S. Government/AAA-Rated Securities FundSM Class 4	$10.08	$10.09	432,170.20
American Funds IS Ultra-Short Bond FundSM2 Class 4	$9.93	$9.74	1,414,395.97
BlackRock Basic Value V.I. Fund Class III	$14.97	$13.89	185,904.75
BlackRock Capital Appreciation V.I. Fund Class III	$14.21	$14.98	99,756.71
BlackRock Equity Dividend V.I. Fund Class III	$13.76	$13.50	524,988.27
BlackRock Global Allocation V.I. Fund Class III	$11.43	$11.19	984,724.55
BlackRock iShares® Alternative Strategies V.I. Fund Class III	$9.92	$9.68	61,289.39
BlackRock iShares® Dynamic Allocation V.I. Fund Class III	$9.84	$9.34	18,904.42
BlackRock iShares® Dynamic Fixed Income V.I. Fund Class III	$10.02	$9.76	27,296.47
BlackRock iShares® Equity Appreciation V.I. Fund Class III	$9.61	$8.86	25,830.74
BlackRock Large Cap Core V.I. Fund Class III	$14.46	$14.33	31,229.54
BlackRock Large Cap Growth V.I. Fund Class III	$14.82	$15.02	101,547.99
Calvert VP S&P 500 Index Portfolio	$14.44	$14.41	3,500.71
Calvert VP SRI Mid Cap Growth Portfolio	$14.04	$13.42	55,232.22
ClearBridge Variable Aggressive Growth Portfolio[1] Class II	$10.00	$9.26	3,348.47
ClearBridge Variable Dividend Strategy Portfolio Class II	$13.83	$13.06	124,543.53
ClearBridge Variable Mid Cap Portfolio[3] Class II	$14.80	$14.92	82,761.55
ClearBridge Variable Small Cap Growth Portfolio Class II	$14.76	$13.92	48,970.32
Columbia Variable Portfolio - Contrarian Core Fund Share Class 2	$12.10	$12.29	49,802.06
Columbia Variable Portfolio - Dividend Opportunity Fund Share Class 2	$11.44	$10.98	113,004.60
Columbia Variable Portfolio - Emerging Markets Bond Fund Share Class 2	$9.93	$9.69	661,087.49
Columbia Variable Portfolio - High Yield Bond Fund Share Class 2	$10.46	$10.19	378,658.61
Deutsche Alternative Asset Allocation VIP-B	$10.41	$9.62	142,667.24
Deutsche Equity 500 Index VIP-B	$14.34	$14.30	402,397.63
Deutsche Global Small Cap VIP-B	$12.75	$12.71	36,003.20
Deutsche Large Cap Value VIP-B	$14.12	$12.96	19,896.17
Deutsche Small Cap Index VIP-B	$14.23	$13.38	65,262.08
Deutsche Small Mid Cap Value VIP-B	$13.84	$13.38	40,410.96
Eaton Vance VT Bond Fund[1] Initial Class	$10.00	$8.84	2,846.97
Eaton Vance VT Floating-Rate Income Fund	$15.18	$10.33	1,670,904.20
Eaton Vance VT Large-Cap Value Fund	$15.18	$14.82	78,046.75
Fidelity VIP Contrafund Portfolio Service Class 2	$14.79	$14.68	274,710.68
Fidelity VIP Emerging Markets Portfolio Service Class 2	$10.20	$9.04	109,436.55
Fidelity VIP FundsManager 50% Portfolio Service Class 2	$11.77	$11.63	170,128.81
Fidelity VIP FundsManager 70% Portfolio Service Class 2	$12.54	$12.43	111,797.21
Fidelity VIP FundsManager 85% Portfolio Service Class 2	$13.14	$13.04	41,056.82
Fidelity VIP Government Money Market Portfolio[4] Service Class 2	$9.63	$9.52	3,063,196.07
Fidelity VIP High Income Portfolio Service Class 2	$11.13	$10.58	282,996.68
Fidelity VIP Mid Cap Portfolio Service Class 2	$14.14	$13.75	237,991.82
Fidelity VIP Overseas Portfolio Service Class 2	$12.11	$12.37	103,181.96
Fidelity VIP Real Estate Portfolio Service Class 2	$14.12	$14.45	753,838.87
Fidelity VIP Strategic Income Portfolio Service Class 2	$10.62	$10.30	430,042.46
Fidelity VIP Value Strategies Portfolio Service Class 2	$14.85	$14.21	143,873.56
First Investors Life Series International Fund	$10.23	$10.46	6,503.99
First Investors Life Series Opportunity Fund	$10.19	$9.99	507,260.31
First Investors Life Series Total Return Fund	$10.98	$10.68	21,791.57
Franklin Income VIP Fund Class 2	$11.78	$10.82	937,949.65
Franklin Mutual Global Discovery VIP Fund Class 2	$13.26	$12.63	251,348.29
Franklin Mutual Shares VIP Fund Class 2	$14.07	$13.23	278,242.20
Franklin Rising Dividends VIP Fund Class 2	$14.53	$13.84	411,812.80
Guggenheim VIF Global Managed Futures Strategy Fund	$10.18	$9.91	35,268.38
Guggenheim VIF Long Short Equity Fund	$11.55	$11.56	36,354.62
Guggenheim VIF Multi-Hedge Strategies Fund	$10.37	$10.44	131,097.55
Guggenheim VIF Small Cap Value Series Q	$13.43	$12.40	50,604.90
Ivy Funds VIP Asset Strategy	$11.97	$10.85	810,169.44
Ivy Funds VIP Balanced	$12.89	$12.70	711,195.78
Ivy Funds VIP Dividend Opportunities	$14.25	$13.80	138,371.67
Ivy Funds VIP Energy	$9.92	$7.64	169,362.47
Ivy Funds VIP Global Bond	$10.00	$9.62	129,441.36
Ivy Funds VIP Global Growth	$12.35	$12.63	77,428.95
Ivy Funds VIP Global Natural Resources	$8.10	$6.21	88,030.28
Ivy Funds VIP Growth	$15.17	$16.07	205,066.25
Ivy Funds VIP High Income	$10.44	$9.65	3,362,682.86
Ivy Funds VIP International Core Equity	$12.41	$12.15	279,171.98
Ivy Funds VIP Mid Cap Growth	$13.70	$12.76	240,132.34
Ivy Funds VIP Science and Technology	$16.95	$16.28	201,246.74
Ivy Funds VIP Small Cap Growth	$12.78	$12.88	322,279.02
Ivy Funds VIP Small Cap Value	$14.66	$13.68	383,316.34
Janus Aspen Balanced Portfolio Service Shares	$13.09	$13.00	262,692.37
Janus Aspen Enterprise Portfolio Service Shares	$12.07	$12.39	40,317.84
Janus Aspen Flexible Bond Portfolio Service Shares	$10.61	$10.48	259,294.06
Janus Aspen Global Research Portfolio Service Shares	$13.83	$13.33	17,270.36
Janus Aspen Global Technology Portfolio Service Shares	$14.69	$15.19	66,228.33
Janus Aspen Global Unconstrained Bond Portfolio[1] Service Shares	$10.00	$9.68	41,673.75
Janus Aspen Janus Portfolio Service Shares	$14.76	$15.33	13,402.53
Janus Aspen Overseas Portfolio Service Shares	$8.87	$7.99	15,128.01
Janus Aspen Perkins Mid Cap Value Portfolio Service Shares	$13.30	$12.66	138,561.16
Lazard Retirement Global Dynamic Multi Asset Portfolio Service Shares	$11.98	$11.79	136,097.83
Lazard Retirement International Equity Portfolio Service Shares	$11.85	$11.91	36,585.98
Lord Abbett Series Fund Bond Debenture Portfolio VC	$11.20	$10.91	772,107.65
Lord Abbett Series Fund Developing Growth Portfolio VC	$15.07	$13.67	83,035.18
Lord Abbett Series Fund Fundamental Equity Portfolio VC	$14.29	$13.64	75,981.80
Lord Abbett Series Fund Short Duration Income Portfolio[1] VC	$10.00	$9.89	118,520.50
MFS VIT II Blended Research Core Equity Portfolio[1] Service Class	$10.00	$9.63	5,585.84
MFS VIT II Corporate Bond Portfolio Service Class	$10.34	$10.17	122,760.24
MFS VIT II Emerging Markets Equity Portfolio Service Class	$8.99	$7.73	30,390.43
MFS VIT II Global Tactical Allocation Portfolio Service Class	$11.49	$11.08	60,954.68
MFS VIT II International Value Portfolio Service Class	$13.52	$14.21	225,374.34
MFS VIT II Technology Portfolio Service Class	$14.13	$15.44	145,560.68
MFS VIT New Discovery Portfolio Service Class	$13.02	$12.60	63,276.02
MFS VIT Utilities Portfolio Service Class	$14.19	$11.96	209,927.10
Oppenheimer Core Bond Fund/VA Service Class	$10.13	$10.09	167,193.33
Oppenheimer Discovery Mid Cap Growth Fund/VA Service Class	$10.48	$11.02	12,932.44
Oppenheimer Global Fund/VA Service Class	$9.80	$10.04	26,685.72
Oppenheimer Global Multi-Alternatives Fund/VA Service Class	$9.75	$9.28	17,491.25
Oppenheimer International Growth Fund/VA Service Class	$9.26	$9.44	519,223.80
Oppenheimer Main Street Fund/VA Service Class	$10.91	$10.52	30,065.17
Oppenheimer Main Street Small Cap Fund/VA Service Class	$10.32	$10.13	66,454.27
PIMCO All Asset Portfolio Advisor Class	$10.45	$9.38	405,246.47
PIMCO CommodityRealReturn® Strategy Portfolio Advisor Class	$6.47	$4.75	884,393.54
PIMCO Emerging Markets Bond Portfolio Advisor Class	$10.18	$9.83	71,726.30
PIMCO Foreign Bond (USD-Hedged) Portfolio[1] Advisor Class	$10.00	$9.98	12,663.92
PIMCO Global Bond Portfolio (Unhedged) Advisor Class	$9.54	$9.04	39,757.71
PIMCO Global Multi-Asset Managed Allocation Portfolio Advisor Class	$9.45	$9.32	29,252.54
PIMCO High Yield Portfolio Advisor Class	$11.44	$11.11	308,838.53
PIMCO Low Duration Portfolio Advisor Class	$10.09	$9.99	1,193,155.24
PIMCO Real Return Portfolio Advisor Class	$9.53	$9.16	1,397,334.09
PIMCO Short-Term Portfolio Advisor Class	$9.90	$9.89	4,769,035.19
PIMCO Total Return Portfolio Advisor Class	$10.50	$10.41	2,871,785.43
PIMCO Unconstrained Bond Portfolio[1] Advisor Class	$10.00	$9.70	78,440.17
Pioneer Bond VCT Portfolio Class II	$10.90	$10.78	2,319,211.48
Pioneer Equity Income VCT Portfolio Class II	$14.52	$14.38	86,956.50
Pioneer Fund VCT Portfolio Class II	$14.39	$14.17	18,672.10
Pioneer High Yield VCT Portfolio Class II	$11.54	$10.92	142,413.43
Pioneer Strategic Income VCT Portfolio Class II	$10.79	$10.50	839,147.18
Power Income VIT Fund Class 2	$13.02	$9.67	185,533.66
Prudential Series Fund Jennison 20/20 Focus Portfolio Class II	$14.52	$13.63	14,490.04
Prudential Series Fund Natural Resources Portfolio Class II	$7.19	$5.05	19,054.00
Prudential Series Fund SP Prudential U.S. Emerging Growth Portfolio Class II	$13.91	$13.38	40,472.55
QS Legg Mason Dynamic Multi-Strategy VIT Portfolio Class II	$12.33	$11.52	42,783.83
Royce Capital Fund - Micro-Cap Portfolio Service Class	$10.53	$9.10	45,398.30
Royce Capital Fund - Small-Cap Portfolio Service Class	$13.71	$11.93	895,461.37
Rydex VIF Biotechnology Fund	$19.03	$20.41	109,138.50
Rydex VIF S&P 500 Pure Growth Fund	$15.71	$15.70	79,222.81
Rydex VIF S&P MidCap 400 Pure Growth Fund	$12.98	$13.00	47,354.03
T. Rowe Price Blue Chip Growth Portfolio[1]-II	$10.00	$9.89	89,460.08
T. Rowe Price Health Sciences Portfolio[1]-II	$10.00	$9.09	46,491.02
Templeton Developing Markets Fund Class 2	$8.73	$6.94	549,561.84
Templeton Foreign VIP Fund Class 2	$11.21	$10.36	1,746,130.81
Templeton Global Bond VIP Fund Class 2	$10.75	$10.17	1,383,118.66
Transparent Value Directional Allocation VI Portfolio Class II	$9.66	$9.28	16,501.83
VanEck VIP Global Hard Assets Fund S	$8.57	$5.63	63,072.98
Western Asset Variable Core Bond Plus Portfolio[1] Class II	$10.00	$9.84	1,097,807.50
Western Asset Variable Global High Yield Bond Portfolio Class II	$11.18	$10.38	46,406.80

1Investment Option added July 31, 2015.

2Formerly American Funds IS Cash Management Fund

3Formerly ClearBridge Variable Mid Cap Core Portfolio

4Formerly Fidelity VIP Money Market Portfolio

Table 2 - Base Contract – 1.35% Annual Asset Charge
Investment Option	Accumulation Unit Value at Beginning of Period (12/31/2014)	Accumulation Unit Value at End of Period (12/31/2015)	Number of Accumulation Units at End of Period
2015
AB VPS Dynamic Asset Allocation Portfolio B	$11.54	$11.23	49,355.62
AB VPS Real Estate Investment Portfolio B	$13.15	$13.06	126,808.13
AB VPS Small Cap Growth Portfolio B	$13.58	$13.19	1,473.61
AB VPS Small/Mid Cap Value Portfolio B	$15.36	$14.29	74,260.49
Alger Capital Appreciation Portfolio Class S	$15.36	$16.05	396,770.01
ALPS | Alerian Energy Infrastructure Portfolio Class III	$9.54	$5.84	116,145.08
ALPS | Red Rocks Listed Private Equity Class III	$10.00	$9.11	15,583.00
American Century VP Inflation Protection Fund II	$9.24	$8.89	107,969.63
American Century VP Mid Cap Value Fund II	$15.12	$14.69	434,337.03
American Century VP Ultra Fund II	$14.24	$14.90	34,321.48
American Century VP Value Fund II	$14.49	$13.72	2,554,682.97
American Funds IS Asset Allocation FundSM Class 4	$10.13	$10.11	400,904.79
American Funds IS Blue Chip Income and Growth FundSM Class 4	$10.53	$10.06	453,676.43
American Funds IS Capital Income BuilderSM Class 4	$9.77	$9.47	508,015.10
American Funds IS Global Growth FundSM Class 4	$9.93	$10.45	87,426.92
American Funds IS Global Growth and Income Fund SM Class 4	$9.90	$9.62	197,881.42
American Funds IS Global Small Capitalization FundSM Class 4	$9.73	$9.60	90,684.81
American Funds IS Growth FundSM Class 4	$10.26	$10.79	64,791.69
American Funds IS Growth-Income FundSM Class 4	$10.21	$10.20	106,873.27
American Funds IS International FundSM Class 4	$9.37	$8.80	86,771.68
American Funds IS International Growth and Income FundSM Class 4	$9.19	$8.53	85,294.42
American Funds IS New World Fund® Class 4	$8.71	$8.30	471,355.98
American Funds IS U.S. Government/AAA-Rated Securities FundSM Class 4	$10.07	$10.06	432,170.20
American Funds IS Ultra-Short Bond FundSM2 Class 4	$9.92	$9.71	1,414,395.97
BlackRock Basic Value V.I. Fund Class III	$14.96	$13.85	185,904.75
BlackRock Capital Appreciation V.I. Fund Class III	$14.20	$14.94	99,756.71
BlackRock Equity Dividend V.I. Fund Class III	$13.75	$13.46	524,988.27
BlackRock Global Allocation V.I. Fund Class III	$11.42	$11.16	984,724.55
BlackRock iShares® Alternative Strategies V.I. Fund Class III	$9.91	$9.66	61,289.39
BlackRock iShares® Dynamic Allocation V.I. Fund Class III	$9.83	$9.31	18,904.42
BlackRock iShares® Dynamic Fixed Income V.I. Fund Class III	$10.02	$9.74	27,296.47
BlackRock iShares® Equity Appreciation V.I. Fund Class III	$9.60	$8.84	25,830.74
BlackRock Large Cap Core V.I. Fund Class III	$14.45	$14.29	31,229.54
BlackRock Large Cap Growth V.I. Fund Class III	$14.81	$14.98	101,547.99
Calvert VP S&P 500 Index Portfolio	$14.43	$14.37	3,500.71
Calvert VP SRI Mid Cap Growth Portfolio	$14.03	$13.38	55,232.22
ClearBridge Variable Aggressive Growth Portfolio[1] Class II	$10.00	$9.25	3,348.47
ClearBridge Variable Dividend Strategy Portfolio Class II	$13.82	$13.03	124,543.53
ClearBridge Variable Mid Cap Portfolio[3] Class II	$14.79	$14.88	82,761.55
ClearBridge Variable Small Cap Growth Portfolio Class II	$14.75	$13.88	48,970.32
Columbia Variable Portfolio - Contrarian Core Fund Share Class 2	$12.09	$12.25	49,802.06
Columbia Variable Portfolio - Dividend Opportunity Fund Share Class 2	$11.43	$10.95	113,004.60
Columbia Variable Portfolio - Emerging Markets Bond Fund Share Class 2	$9.93	$9.66	661,087.49
Columbia Variable Portfolio - High Yield Bond Fund Share Class 2	$10.45	$10.16	378,658.61
Deutsche Alternative Asset Allocation VIP-B	$10.40	$9.59	142,667.24
Deutsche Equity 500 Index VIP-B	$14.33	$14.26	402,397.63
Deutsche Global Small Cap VIP-B	$12.74	$12.68	36,003.20
Deutsche Large Cap Value VIP-B	$14.11	$12.92	19,896.17
Deutsche Small Cap Index VIP-B	$14.22	$13.35	65,262.08
Deutsche Small Mid Cap Value VIP-B	$13.83	$13.34	40,410.96
Eaton Vance VT Bond Fund[1] Initial Class	$10.00	$8.83	2,846.97
Eaton Vance VT Floating-Rate Income Fund	$10.55	$10.30	1,670,904.20
Eaton Vance VT Large-Cap Value Fund	$15.17	$14.78	78,046.75
Fidelity VIP Contrafund Portfolio Service Class 2	$14.78	$14.64	274,710.68
Fidelity VIP Emerging Markets Portfolio Service Class 2	$10.19	$9.02	109,436.55
Fidelity VIP FundsManager 50% Portfolio Service Class 2	$11.76	$11.60	170,128.81
Fidelity VIP FundsManager 70% Portfolio Service Class 2	$12.53	$12.40	111,797.21
Fidelity VIP FundsManager 85% Portfolio Service Class 2	$13.13	$13.00	41,056.82
Fidelity VIP Government Money Market Portfolio[4] Service Class 2	$9.63	$9.50	3,063,196.07
Fidelity VIP High Income Portfolio Service Class 2	$11.12	$10.55	282,996.68
Fidelity VIP Mid Cap Portfolio Service Class 2	$14.13	$13.71	237,991.82
Fidelity VIP Overseas Portfolio Service Class 2	$12.10	$12.33	103,181.96
Fidelity VIP Real Estate Portfolio Service Class 2	$14.11	$14.41	753,838.87
Fidelity VIP Strategic Income Portfolio Service Class 2	$10.61	$10.27	430,042.46
Fidelity VIP Value Strategies Portfolio Service Class 2	$14.84	$14.17	143,873.56
First Investors Life Series International Fund	$10.22	$10.43	6,503.99
First Investors Life Series Opportunity Fund	$10.18	$9.96	507,260.31
First Investors Life Series Total Return Fund	$10.97	$10.65	21,791.57
Franklin Income VIP Fund Class 2	$11.77	$10.79	937,949.65
Franklin Mutual Global Discovery VIP Fund Class 2	$13.24	$12.59	251,348.29
Franklin Mutual Shares VIP Fund Class 2	$14.06	$13.19	278,242.20
Franklin Rising Dividends VIP Fund Class 2	$14.52	$13.80	411,812.80
Guggenheim VIF Global Managed Futures Strategy Fund	$10.17	$9.88	35,268.38
Guggenheim VIF Long Short Equity Fund	$11.54	$11.52	36,354.62
Guggenheim VIF Multi-Hedge Strategies Fund	$10.36	$10.41	131,097.55
Guggenheim VIF Small Cap Value Series Q	$13.42	$12.37	50,604.90
Ivy Funds VIP Asset Strategy	$11.96	$10.82	810,169.44
Ivy Funds VIP Balanced	$12.88	$12.67	711,195.78
Ivy Funds VIP Dividend Opportunities	$14.24	$13.76	138,371.67
Ivy Funds VIP Energy	$9.92	$7.62	169,362.47
Ivy Funds VIP Global Bond	$9.99	$9.59	129,441.36
Ivy Funds VIP Global Growth	$12.34	$12.59	77,428.95
Ivy Funds VIP Global Natural Resources	$8.09	$6.20	88,030.28
Ivy Funds VIP Growth	$15.15	$16.02	205,066.25
Ivy Funds VIP High Income	$10.43	$9.62	3,362,682.86
Ivy Funds VIP International Core Equity	$12.40	$12.12	279,171.98
Ivy Funds VIP Mid Cap Growth	$13.69	$12.73	240,132.34
Ivy Funds VIP Science and Technology	$16.94	$16.23	201,246.74
Ivy Funds VIP Small Cap Growth	$12.77	$12.84	322,279.02
Ivy Funds VIP Small Cap Value	$14.65	$13.64	383,316.34
Janus Aspen Balanced Portfolio Service Shares	$13.08	$12.96	262,692.37
Janus Aspen Enterprise Portfolio Service Shares	$12.06	$12.35	40,317.84
Janus Aspen Flexible Bond Portfolio Service Shares	$10.60	$10.45	259,294.06
Janus Aspen Global Research Portfolio Service Shares	$13.82	$13.29	17,270.36
Janus Aspen Global Technology Portfolio Service Shares	$14.68	$15.15	66,228.33
Janus Aspen Global Unconstrained Bond Portfolio[1] Service Shares	$10.00	$9.68	41,673.75
Janus Aspen Janus Portfolio Service Shares	$14.75	$15.29	13,402.53
Janus Aspen Overseas Portfolio Service Shares	$8.86	$7.97	15,128.01
Janus Aspen Perkins Mid Cap Value Portfolio Service Shares	$13.29	$12.62	138,561.16
Lazard Retirement Global Dynamic Multi Asset Portfolio Service Shares	$11.97	$11.75	136,097.83
Lazard Retirement International Equity Portfolio Service Shares	$11.84	$11.88	36,585.98
Lord Abbett Series Fund Bond Debenture Portfolio VC	$11.19	$10.87	772,107.65
Lord Abbett Series Fund Developing Growth Portfolio VC	$15.05	$13.63	83,035.18
Lord Abbett Series Fund Fundamental Equity Portfolio VC	$14.28	$13.60	75,981.80
Lord Abbett Series Fund Short Duration Income Portfolio[1] VC	$10.00	$9.88	118,520.50
MFS VIT II Blended Research Core Equity Portfolio[1] Service Class	$10.00	$9.62	5,585.84
MFS VIT II Corporate Bond Portfolio Service Class	$10.34	$10.14	122,760.24
MFS VIT II Emerging Markets Equity Portfolio Service Class	$8.99	$7.71	30,390.43
MFS VIT II Global Tactical Allocation Portfolio Service Class	$11.48	$11.05	60,954.68
MFS VIT II International Value Portfolio Service Class	$13.51	$14.17	225,374.34
MFS VIT II Technology Portfolio Service Class	$14.12	$15.39	145,560.68
MFS VIT New Discovery Portfolio Service Class	$13.01	$12.56	63,276.02
MFS VIT Utilities Portfolio Service Class	$14.18	$11.93	209,927.10
Oppenheimer Core Bond Fund/VA Service Class	$10.12	$10.06	167,193.33
Oppenheimer Discovery Mid Cap Growth Fund/VA Service Class	$10.48	$10.99	12,932.44
Oppenheimer Global Fund/VA Service Class	$9.79	$10.01	26,685.72
Oppenheimer Global Multi-Alternatives Fund/VA Service Class	$9.74	$9.26	17,491.25
Oppenheimer International Growth Fund/VA Service Class	$9.25	$9.41	519,223.80
Oppenheimer Main Street Fund/VA Service Class	$10.90	$10.49	30,065.17
Oppenheimer Main Street Small Cap Fund/VA Service Class	$10.31	$10.10	66,454.27
PIMCO All Asset Portfolio Advisor Class	$10.44	$9.36	405,246.47
PIMCO CommodityRealReturn® Strategy Portfolio Advisor Class	$6.46	$4.74	884,393.54
PIMCO Emerging Markets Bond Portfolio Advisor Class	$10.18	$9.80	71,726.30
PIMCO Foreign Bond (USD-Hedged) Portfolio[1] Advisor Class	$10.00	$9.97	12,663.92
PIMCO Global Bond Portfolio (Unhedged) Advisor Class	$9.53	$9.01	39,757.71
PIMCO Global Multi-Asset Managed Allocation Portfolio Advisor Class	$9.44	$9.29	29,252.54
PIMCO High Yield Portfolio Advisor Class	$11.43	$11.08	308,838.53
PIMCO Low Duration Portfolio Advisor Class	$10.08	$9.96	1,193,155.24
PIMCO Real Return Portfolio Advisor Class	$9.53	$9.14	1,397,334.09
PIMCO Short-Term Portfolio Advisor Class	$9.89	$9.86	4,769,035.19
PIMCO Total Return Portfolio Advisor Class	$10.49	$10.38	2,871,785.43
PIMCO Unconstrained Bond Portfolio[1] Advisor Class	$10.00	$9.69	78,440.17
Pioneer Bond VCT Portfolio Class II	$10.89	$10.75	2,319,211.48
Pioneer Equity Income VCT Portfolio Class II	$14.51	$14.34	86,956.50
Pioneer Fund VCT Portfolio Class II	$14.38	$14.13	18,672.10
Pioneer High Yield VCT Portfolio Class II	$11.53	$10.89	142,413.43
Pioneer Strategic Income VCT Portfolio Class II	$10.78	$10.47	839,147.18
Power Income VIT Fund Class 2	$10.03	$9.65	185,533.66
Prudential Series Fund Jennison 20/20 Focus Portfolio Class II	$13.01	$13.59	14,490.04
Prudential Series Fund Natural Resources Portfolio Class II	$7.18	$5.04	19,054.00
Prudential Series Fund SP Prudential U.S. Emerging Growth Portfolio Class II	$13.90	$13.34	40,472.55
QS Legg Mason Dynamic Multi-Strategy VIT Portfolio[3] Class II	$12.32	$11.49	42,783.83
Royce Capital Fund - Micro-Cap Portfolio Service Class	$10.52	$9.07	45,398.30
Royce Capital Fund - Small-Cap Portfolio Service Class	$13.69	$11.89	895,461.37
Rydex VIF Biotechnology Fund	$19.01	$20.35	109,138.50
Rydex VIF S&P 500 Pure Growth Fund	$15.70	$15.65	79,222.81
Rydex VIF S&P MidCap 400 Pure Growth Fund	$12.97	$12.97	47,354.03
T. Rowe Price Blue Chip Growth Portfolio[1]-II	$10.00	$9.88	89,460.08
T. Rowe Price Health Sciences Portfolio[1]-II	$10.00	$9.08	46,491.02
Templeton Developing Markets Fund Class 2	$8.73	$6.92	549,561.84
Templeton Foreign VIP Fund Class 2	$11.20	$10.34	1,746,130.81
Templeton Global Bond VIP Fund Class 2	$10.74	$10.14	1,383,118.66
Transparent Value Directional Allocation VI Portfolio Class II	$9.65	$9.26	16,501.83
VanEck VIP Global Hard Assets Fund S	$8.57	$5.61	63,072.98
Western Asset Variable Core Bond Plus Portfolio[1] Class II	$10.00	$9.83	1,097,807.50
Western Asset Variable Global High Yield Bond Portfolio Class II	$11.17	$10.35	46,406.80

1Investment Option added July 31, 2015.

2Formerly American Funds IS Cash Management Fund

3Formerly ClearBridge Variable Mid Cap Core Portfolio

4Formerly Fidelity VIP Money Market Portfolio

Table 1 - Base Contract with Optional Value Endorsement – 1.15% Annual Asset Charge
Investment Option	Accumulation Unit Value at Beginning of Period (07/30/2014)	Accumulation Unit Value at End of Period (12/31/2014)	Number of Accumulation Units at End of Period
2014
Alger Capital Appreciation Portfolio Class S	$14.70	$15.38	198,215.83
AB VPS Dynamic Asset Allocation Portfolio B	$11.55	$11.54	38,218.77
AB VPS Real Estate Investment Portfolio B	$12.18	$13.16	55,848.37
AB VPS Small Cap Growth Portfolio B	$13.62	$13.59	802.54
AB VPS Small/Mid Cap Value Portfolio B	$14.95	$15.37	55,483.31
ALPS | Alerian Energy Infrastructure Portfolio[1] Class III	$10.00	$9.55	33,579.01
American Century VP Inflation Protection Fund II	$9.48	$9.24	74,311.92
American Century VP Mid Cap Value Fund II	$14.30	$15.14	290,008.09
American Century VP Ultra Fund II	$13.64	$14.25	21,972.53
American Century VP Value Fund II	$14.04	$14.50	1,231,859.16
American Funds IS Asset Allocation FundSM1 Class 4	$10.00	$10.14	29,175.33
American Funds IS Blue Chip Income and Growth FundSM1 Class 4	$10.00	$10.54	145,289.71
American Funds IS Cash Management FundSM1 Class 4	$10.00	$9.93	641,895.10
American Funds IS Capital Income BuilderSM Class 4	$10.00	$9.78	62,807.02
American Funds IS Global Growth FundSM1 Class 4	$10.00	$9.94	9,370.58
American Funds IS Global Growth and Income Fund SM1 Class 4	$10.00	$9.91	11,931.72
American Funds IS Global Small Capitalization FundSM1 Class 4	$10.00	$9.74	3,518.97
American Funds IS Growth FundSM1 Class 4	$10.00	$10.27	10,808.65
American Funds IS Growth-Income FundSM1 Class 4	$10.00	$10.22	20,264.37
American Funds IS International FundSM1 Class 4	$10.00	$9.37	14,186.91
American Funds IS International Growth and Income FundSM1 Class 4	$10.00	$9.19	5,683.71
American Funds IS New World Fund®[1] Class 4	$10.00	$8.72	102,276.04
American Funds IS U.S. Government/AAA-Rated Securities FundSM1 Class 4	$10.00	$10.08	33,685.74
BlackRock Basic Value V.I. Fund Class III	$14.80	$14.97	108,625.87
BlackRock Capital Appreciation V.I. Fund Class III	$13.38	$14.21	46,009.41
BlackRock Equity Dividend V.I. Fund Class III	$13.22	$13.76	315,919.77
BlackRock Global Allocation V.I. Fund Class III	$11.68	$11.43	514,994.78
BlackRock iShares® Alternative Strategies V.I. Fund[1] Class III	$10.00	$9.92	31,772.37
BlackRock iShares® Dynamic Allocation V.I. Fund[1] Class III	$10.00	$9.84	1,014.18
BlackRock iShares® Dynamic Fixed Income V.I. Fund[1] Class III	$10.00	$10.02	6,742.77
BlackRock iShares® Equity Appreciation V.I. Fund[1] Class III	$10.00	$9.61	1,249.91
BlackRock Large Cap Core V.I. Fund Class III	$13.79	$14.46	21,283.77
BlackRock Large Cap Growth V.I. Fund Class III	$14.00	$14.82	95,813.59
Calvert VP S&P 500 Index Portfolio	$13.78	$14.44	1,179.12
Calvert VP SRI Mid Cap Growth Portfolio	$13.42	$14.04	8,965.81
ClearBridge Variable Dividend Strategy Portfolio[2] Class II	$13.12	$13.83	30,267.19
ClearBridge Variable Mid Cap Core Portfolio Class II	$14.32	$14.80	40,492.64
ClearBridge Variable Small Cap Growth Portfolio Class II	$13.85	$14.76	25,304.37
Columbia Variable Portfolio - Contrarian Core Fund Share Class 2	$11.56	$12.10	15,255.47
Columbia Variable Portfolio - Dividend Opportunity Fund Share Class 2	$11.27	$11.44	61,828.33
Columbia Variable Portfolio - Emerging Markets Bond Fund Share Class 2	$10.72	$9.93	338,548.00
Columbia Variable Portfolio - High Yield Bond Fund Share Class 2	$10.55	$10.46	118,885.82
Deutsche Alternative Asset Allocation VIP-B	$10.68	$10.41	72,577.44
Deutsche Equity 500 Index VIP-B	$13.69	$14.34	111,798.12
Deutsche Global Small Cap VIP-B	$13.34	$12.75	34,976.64
Deutsche Large Cap Value VIP-B	$13.87	$14.12	16,036.93
Deutsche Small Cap Index VIP-B	$13.54	$14.23	39,502.38
Deutsche Small Mid Cap Value VIP-B	$13.62	$13.84	22,419.19
Eaton Vance VT Floating-Rate Income Fund	$10.69	$15.18	39,486.29
Eaton Vance VT Large-Cap Value Fund	$14.88	$15.18	39,486.29
Fidelity VIP Contrafund Portfolio Service Class 2	$14.19	$14.79	154,497.37
Fidelity VIP Emerging Markets Portfolio Service Class 2	$10.97	$10.20	62,755.96
Fidelity VIP FundsManager 50% Portfolio Service Class 2	$11.69	$11.77	75,093.65
Fidelity VIP FundsManager 70% Portfolio Service Class 2	$12.49	$12.54	12,026.96
Fidelity VIP FundsManager 85% Portfolio Service Class 2	$13.10	$13.14	16,886.34
Fidelity VIP High Income Portfolio Service Class 2	$11.53	$11.13	141,548.20
Fidelity VIP Mid Cap Portfolio Service Class 2	$13.92	$14.14	134,014.99
Fidelity VIP Money Market Portfolio Service Class 2	$9.68	$9.63	5,157,828.26
Fidelity VIP Overseas Portfolio Service Class 2	$13.04	$12.11	29,652.88
Fidelity VIP Real Estate Portfolio Service Class 2	$13.10	$14.12	504,394.71
Fidelity VIP Strategic Income Portfolio Service Class 2	$10.85	$10.62	303,412.25
Fidelity VIP Value Strategies Portfolio Service Class 2	$14.81	$14.85	75,533.00
First Investors Life Series International Fund	$10.81	$10.23	5,097.27
First Investors Life Series Opportunity Fund[1]	$10.00	$10.19	117,034.38
First Investors Life Series Total Return Fund	$10.86	$10.98	15,266.20
Franklin Income VIP Fund Class 2	$12.29	$11.78	659,806.01
Franklin Mutual Global Discovery VIP Fund Class 2	$13.42	$13.26	133,532.64
Franklin Mutual Shares VIP Fund Class 2	$14.19	$14.07	190,490.20
Franklin Rising Dividends VIP Fund Class 2	$13.83	$14.53	267,051.34
Guggenheim VIF Global Managed Futures Strategy Fund	$9.24	$10.18	10,740.77
Guggenheim VIF Long Short Equity Fund	$11.04	$11.55	9,272.87
Guggenheim VIF Multi-Hedge Strategies Fund	$10.11	$10.37	50,830.82
Guggenheim VIF Small Cap Value Series Q	$13.59	$13.43	36,129.65
Ivy Funds VIP Asset Strategy	$12.60	$11.97	533,290.83
Ivy Funds VIP Balanced	$12.52	$12.89	444,064.23
Ivy Funds VIP Dividend Opportunities	$13.78	$14.25	66,030.07
Ivy Funds VIP Energy	$12.95	$9.92	98,942.69
Ivy Funds VIP Global Bond	$10.38	$10.00	70,926.78
Ivy Funds VIP Global Growth	$12.92	$12.35	37,314.51
Ivy Funds VIP Global Natural Resources	$10.56	$8.10	34,481.16
Ivy Funds VIP Growth	$14.58	$15.17	59,688.65
Ivy Funds VIP High Income	$10.76	$10.44	1,936,974.88
Ivy Funds VIP International Core Equity	$13.23	$12.41	118,173.53
Ivy Funds VIP Mid Cap Growth	$13.00	$13.70	113,647.61
Ivy Funds VIP Science and Technology	$17.13	$16.95	121,906.88
Ivy Funds VIP Small Cap Growth	$12.54	$12.78	68,859.66
Ivy Funds VIP Small Cap Value	$14.19	$14.66	223,992.93
Janus Aspen Balanced Portfolio Service Shares	$12.75	$13.09	162,839.08
Janus Aspen Enterprise Portfolio Service Shares	$11.26	$12.07	15,114.98
Janus Aspen Flexible Bond Portfolio Service Shares	$10.56	$10.61	132,149.87
Janus Aspen Global Research Portfolio Service Shares	$13.71	$13.83	8,235.85
Janus Aspen Global Technology Portfolio Service Shares	$14.22	$14.69	11,190.52
Janus Aspen Janus Portfolio Service Shares	$13.81	$14.76	7,439.54
Janus Aspen Overseas Portfolio Service Shares	$10.50	$8.87	4,615.00
Janus Aspen Perkins Mid Cap Value Portfolio Service Shares	$13.02	$13.30	98,327.97
Lazard Retirement Global Dynamic Multi Asset Portfolio Service Shares	$12.15	$11.98	47,001.79
Lazard Retirement International Equity Portfolio Service Shares	$12.72	$11.85	26,168.66
Lord Abbett Series Fund Bond Debenture Portfolio VC	$11.29	$11.20	314,677.57
Lord Abbett Series Fund Developing Growth Portfolio VC	$14.34	$15.07	34,856.77
Lord Abbett Series Fund Fundamental Equity Portfolio VC	$13.85	$14.29	33,045.96
MFS VIT II Corporate Bond Portfolio[4] Service Class	$10.29	$10.34	78,627.68
MFS VIT II Emerging Markets Equity Portfolio Service Class	$10.33	$8.99	16,079.86
MFS VIT II Global Tactical Allocation Portfolio Service Class	$10.60	$11.49	39,364.55
MFS VIT II International Value Portfolio Service Class	$14.04	$13.52	90,225.07
MFS VIT II Technology Portfolio Service Class	$13.60	$14.13	12,841.83
MFS VIT New Discovery Portfolio Service Class	$13.27	$13.02	29,198.16
MFS VIT Utilities Portfolio Service Class	$14.41	$14.19	124,306.51
Oppenheimer Core Bond Fund1/VA Service Class	$10.00	$10.13	37,255.43
Oppenheimer Discovery Mid Cap Growth Fund1/VA Service Class	$10.00	$10.48	331.31
Oppenheimer Global Fund1/VA Service Class	$10.00	$9.80	1,405.85
Oppenheimer Global Multi-Alternatives Fund1,3/VA Service Class	$10.00	$9.75	10,422.89
Oppenheimer International Growth Fund1/VA Service Class	$10.00	$9.26	91,686.24
Oppenheimer Main Street Fund1/VA Service Class	$10.00	$10.91	22,933.35
Oppenheimer Main Street Small Cap Fund1/VA Service Class	$10.00	$10.32	419.84
PIMCO All Asset Portfolio Advisor Class	$11.14	$10.45	284,949.11
PIMCO CommodityRealReturn® Strategy Portfolio Advisor Class	$8.35	$6.47	893,408.48
PIMCO Emerging Markets Bond Portfolio Advisor Class	$10.88	$10.18	46,746.80
PIMCO Global Bond Portfolio (Unhedged) Advisor Class	$9.92	$9.54	23,210.11
PIMCO Global Multi-Asset Managed Allocation Portfolio Advisor Class	$9.65	$9.45	25,207.70
PIMCO High Yield Portfolio Advisor Class	$11.56	$11.44	284,359.84
PIMCO Low Duration Portfolio Advisor Class	$10.31	$10.09	510,356.66
PIMCO Real Return Portfolio Advisor Class	$9.91	$9.53	839,549.00
PIMCO Short-Term Portfolio Advisor Class	$9.95	$9.90	2,799,179.12
PIMCO Total Return Portfolio Advisor Class	$10.38	$10.50	3,059,182.21
Pioneer Bond VCT Portfolio Class II	$10.81	$10.90	634,858.98
Pioneer Equity Income VCT Portfolio Class II	$13.65	$14.52	39,709.30
Pioneer Fund VCT Portfolio Class II	$13.84	$14.39	8,697.93
Pioneer High Yield VCT Portfolio Class II	$12.17	$11.54	119,935.17
Pioneer Strategic Income VCT Portfolio Class II	$10.94	$10.79	478,058.90
Power Income VIT Fund Class 2	$10.40	$13.02	14,709.20
Prudential Series Fund Jennison 20/20 Focus Portfolio Class II	$13.04	$14.52	39,709.30
Prudential Series Fund Natural Resources Portfolio Class II	$10.36	$7.19	12,171.95
Prudential Series Fund SP Prudential U.S. Emerging Growth Portfolio Class II	$13.10	$13.91	42,681.44
Royce Capital Fund - Micro-Cap Portfolio Service Class	$10.67	$10.53	23,031.73
Royce Capital Fund - Small-Cap Portfolio Service Class	$13.17	$13.71	392,454.09
Rydex VIF Biotechnology Fund	$16.47	$19.03	42,958.39
Rydex VIF S&P 500 Pure Growth Fund	$15.52	$15.71	42,583.98
Rydex VIF S&P MidCap 400 Pure Growth Fund	$13.15	$12.98	13,975.03
Templeton Developing Markets Fund Class 2	$9.85	$8.73	449,080.01
Templeton Foreign VIP Fund Class 2	$12.99	$11.21	978,804.88
Templeton Global Bond VIP Fund Class 2	$10.97	$10.75	766,071.62
Transparent Value Directional Allocation VI Portfolio[1] Class II	$10.00	$9.66	12,031.93
Van Eck VIP Global Hard Assets Fund S	$12.03	$8.57	12,741.31
Western Asset Variable Global High Yield Bond Portfolio Class II	$12.02	$11.18	43,352.87
QS Legg Mason Dynamic Multi-Strategy VIT Portfolio[5] Class II	$12.30	$12.33	23,031.73

1Investment Option added July 30, 2014.

2Formerly ClearBridge Variable Equity Income Portfolio

3Formerly Oppenheimer Diversified Alternatives Fund

4Formerly MFS VIT II Bond Portfolio

5Formerly Legg Mason Dynamic Multi-Strategy VIT Portfolio

Table 2 - Base Contract – 1.35% Annual Asset Charge
Investment Option	Accumulation Unit Value at Beginning of Period (12/31/2013)	Accumulation Unit Value at End of Period (12/31/2014)	Number of Accumulation Units at End of Period
2014
Alger Capital Appreciation Portfolio Class S	$13.73	$15.36	198,215.83
AB VPS Dynamic Asset Allocation Portfolio B	$11.22	$11.54	38,218.78
AB VPS Real Estate Investment Portfolio B	$10.67	$13.15	55,848.37
AB VPS Small Cap Growth Portfolio B	$14.05	$13.58	802.55
AB VPS Small/Mid Cap Value Portfolio B	$14.29	$15.36	55,483.32
ALPS | Alerian Energy Infrastructure Portfolio[1] Class III	$10.00	$9.54	33,579.02
American Century VP Inflation Protection Fund II	$9.06	$9.24	74,311.92
American Century VP Mid Cap Value Fund II	$13.19	$15.12	290,008.10
American Century VP Ultra Fund II	$13.14	$14.24	21,972.54
American Century VP Value Fund II	$13.01	$14.49	1,231,859.17
American Funds IS Asset Allocation FundSM1 Class 4	$10.00	$10.13	29,175.33
American Funds IS Blue Chip Income and Growth FundSM1 Class 4	$10.00	$10.53	145,289.71
American Funds IS Cash Management FundSM1 Class 4	$10.00	$9.92	641,895.10
American Funds IS Capital Income BuilderSM Class 4	$10.00	$9.77	62,807.02
American Funds IS Global Growth FundSM1 Class 4	$10.00	$9.93	9,370.58
American Funds IS Global Growth and Income Fund SM1 Class 4	$10.00	$9.90	11,931.72
American Funds IS Global Small Capitalization FundSM1 Class 4	$10.00	$9.73	3,518.97
American Funds IS Growth FundSM1 Class 4	$10.00	$10.26	10,808.65
American Funds IS Growth-Income FundSM1 Class 4	$10.00	$10.21	20,264.37
American Funds IS International FundSM1 Class 4	$10.00	$9.37	14,186.91
American Funds IS International Growth and Income FundSM1 Class 4	$10.00	$9.19	5,683.71
American Funds IS New World Fund®[1] Class 4	$10.00	$8.71	102,276.04
American Funds IS U.S. Government/AAA-Rated Securities FundSM1 Class 4	$10.00	$10.07	33,685.74
BlackRock Basic Value V.I. Fund Class III	$13.83	$14.96	108,625.87
BlackRock Capital Appreciation V.I. Fund Class III	$13.26	$14.20	46,009.41
BlackRock Equity Dividend V.I. Fund Class III	$12.78	$13.75	315,919.77
BlackRock Global Allocation V.I. Fund Class III	$11.36	$11.42	514,994.78
BlackRock iShares® Alternative Strategies V.I. Fund[1] Class III	$10.00	$9.91	31,772.37
BlackRock iShares® Dynamic Allocation V.I. Fund[1] Class III	$10.00	$9.83	1,014.18
BlackRock iShares® Dynamic Fixed Income V.I. Fund[1] Class III	$10.00	$10.02	6,742.77
BlackRock iShares® Equity Appreciation V.I. Fund[1] Class III	$10.00	$9.60	1,249.91
BlackRock Large Cap Core V.I. Fund Class III	$13.07	$14.45	21,283.77
BlackRock Large Cap Growth V.I. Fund Class III	$13.17	$14.81	95,813.59
Calvert VP S&P 500 Index Portfolio	$13.30	$14.43	1,179.12
Calvert VP SRI Mid Cap Growth Portfolio	$13.15	$14.03	8,965.81
ClearBridge Variable Dividend Strategy Portfolio[2] Class II	$12.34	$13.82	30,267.19
ClearBridge Variable Mid Cap Core Portfolio Class II	$13.90	$14.79	40,492.64
ClearBridge Variable Small Cap Growth Portfolio Class II	$14.40	$14.75	25,304.37
Columbia Variable Portfolio - Contrarian Core Fund Share Class 2	$10.86	$12.09	15,255.47
Columbia Variable Portfolio - Dividend Opportunity Fund Share Class 2	$10.55	$11.43	61,828.33
Columbia Variable Portfolio - Emerging Markets Bond Fund Share Class 2	$9.92	$9.93	338,548.00
Columbia Variable Portfolio - High Yield Bond Fund Share Class 2	$10.23	$10.45	118,885.82
Deutsche Alternative Asset Allocation VIP-B	$10.21	$10.40	72,577.44
Deutsche Equity 500 Index VIP-B	$12.84	$14.33	111,798.12
Deutsche Global Small Cap VIP-B	$13.50	$12.74	34,976.64
Deutsche Large Cap Value VIP-B	$12.96	$14.11	16,036.93
Deutsche Small Cap Index VIP-B	$13.79	$14.22	39,502.38
Deutsche Small Mid Cap Value VIP-B	$13.34	$13.83	22,419.19
Eaton Vance VT Floating-Rate Income Fund	$10.63	$10.55	1,155,623.21
Eaton Vance VT Large-Cap Value Fund	$13.43	$15.17	39,486.29
Fidelity VIP Contrafund Portfolio Service Class 2	$13.41	$14.78	154,497.37
Fidelity VIP Emerging Markets Portfolio Service Class 2	$10.21	$10.19	62,755.96
Fidelity VIP FundsManager 50% Portfolio Service Class 2	$11.36	$11.76	75,093.65
Fidelity VIP FundsManager 70% Portfolio Service Class 2	$12.08	$12.53	12,026.96
Fidelity VIP FundsManager 85% Portfolio Service Class 2	$12.67	$13.13	16,886.34
Fidelity VIP High Income Portfolio Service Class 2	$11.17	$11.12	141,548.20
Fidelity VIP Mid Cap Portfolio Service Class 2	$13.50	$14.13	134,014.99
Fidelity VIP Money Market Portfolio Service Class 2	$9.76	$9.63	5,157,828.26
Fidelity VIP Overseas Portfolio Service Class 2	$13.37	$12.10	29,652.88
Fidelity VIP Real Estate Portfolio Service Class 2	$11.02	$14.11	504,394.71
Fidelity VIP Strategic Income Portfolio Service Class 2	$10.40	$10.61	303,412.25
Fidelity VIP Value Strategies Portfolio Service Class 2	$14.12	$14.84	75,533.00
First Investors Life Series International Fund	$10.12	$10.22	5,097.27
First Investors Life Series Opportunity Fund[1]	$10.00	$10.18	117,034.38
First Investors Life Series Total Return Fund	$10.49	$10.97	15,266.20
Franklin Income VIP Fund Class 2	$11.40	$11.77	659,806.01
Franklin Mutual Global Discovery VIP Fund Class 2	$12.70	$13.24	133,532.64
Franklin Mutual Shares VIP Fund Class 2	$13.31	$14.06	190,490.20
Franklin Rising Dividends VIP Fund Class 2	$13.54	$14.52	267,051.34
Guggenheim VIF Global Managed Futures Strategy Fund	$9.20	$10.17	10,740.77
Guggenheim VIF Long Short Equity Fund	$11.38	$11.54	9,272.87
Guggenheim VIF Multi-Hedge Strategies Fund	$10.03	$10.36	50,830.82
Guggenheim VIF Small Cap Value Series Q	$13.80	$13.42	36,129.65
Ivy Funds VIP Asset Strategy	$12.80	$11.96	533,290.83
Ivy Funds VIP Balanced	$12.14	$12.88	444,064.23
Ivy Funds VIP Dividend Opportunities	$13.14	$14.24	66,030.07
Ivy Funds VIP Energy	$11.24	$9.92	98,942.69
Ivy Funds VIP Global Bond	$10.10	$9.99	70,926.78
Ivy Funds VIP Global Growth	$9.43	$12.34	37,314.51
Ivy Funds VIP Global Natural Resources	$13.74	$8.09	34,481.16
Ivy Funds VIP Growth	$10.38	$15.15	59,688.65
Ivy Funds VIP High Income	$12.39	$10.43	1,936,974.88
Ivy Funds VIP International Core Equity	$12.39	$12.40	118,173.53
Ivy Funds VIP Mid Cap Growth	$12.87	$13.69	113,647.61
Ivy Funds VIP Science and Technology	$16.68	$16.94	121,906.88
Ivy Funds VIP Small Cap Growth	$12.74	$12.77	68,859.66
Ivy Funds VIP Small Cap Value	$13.87	$14.65	223,992.93
Janus Aspen Balanced Portfolio Service Shares	$12.25	$13.08	162,839.08
Janus Aspen Enterprise Portfolio Service Shares	$10.89	$12.06	15,114.98
Janus Aspen Flexible Bond Portfolio Service Shares	$10.26	$10.60	132,149.87
Janus Aspen Global Research Portfolio Service Shares	$13.07	$13.82	8,235.85
Janus Aspen Global Technology Portfolio Service Shares	$13.60	$14.68	11,190.52
Janus Aspen Janus Portfolio Service Shares	$13.26	$14.75	7,439.54
Janus Aspen Overseas Portfolio Service Shares	$10.22	$8.86	4,615.00
Janus Aspen Perkins Mid Cap Value Portfolio Service Shares	$12.42	$13.29	98,327.97
Lazard Retirement Global Dynamic Multi Asset Portfolio Service Shares	$11.81	$11.97	47,001.79
Lazard Retirement International Equity Portfolio Service Shares	$12.52	$11.84	26,168.66
Lord Abbett Series Fund Bond Debenture Portfolio VC	$10.87	$11.19	314,677.57
Lord Abbett Series Fund Developing Growth Portfolio VC	$14.71	$15.05	34,856.77
Lord Abbett Series Fund Fundamental Equity Portfolio VC	$13.51	$14.28	33,045.96
MFS VIT II Corporate Bond Portfolio[4] Service Class	$9.92	$10.34	78,627.68
MFS VIT II Emerging Markets Equity Portfolio Service Class	$9.79	$8.99	16,079.86
MFS VIT II Global Tactical Allocation Portfolio Service Class	$11.16	$11.48	39,364.55
MFS VIT II International Value Portfolio Service Class	$13.54	$13.51	90,225.07
MFS VIT II Technology Portfolio Service Class	$14.25	$14.12	12,841.83
MFS VIT New Discovery Portfolio Service Class	$12.96	$13.01	29,198.16
MFS VIT Utilities Portfolio Service Class	$12.76	$14.18	124,306.51
Oppenheimer Core Bond Fund1/VA Service Class	$10.00	$10.12	37,255.43
Oppenheimer Discovery Mid Cap Growth Fund1/VA Service Class	$10.00	$10.48	331.31
Oppenheimer Global Fund1/VA Service Class	$10.00	$9.79	1,405.85
Oppenheimer Global Multi-Alternatives Fund1,3/VA Service Class	$10.00	$9.74	10,422.89
Oppenheimer International Growth Fund1/VA Service Class	$10.00	$9.25	91,686.24
Oppenheimer Main Street Fund1/VA Service Class	$10.00	$10.90	22,933.35
Oppenheimer Main Street Small Cap Fund1/VA Service Class	$10.00	$10.31	419.84
PIMCO All Asset Portfolio Advisor Class	$10.54	$10.44	284,949.11
PIMCO CommodityRealReturn® Strategy Portfolio Advisor Class	$8.05	$6.46	893,408.48
PIMCO Emerging Markets Bond Portfolio Advisor Class	$8.05	$10.18	46,746.80
PIMCO Global Bond Portfolio (Unhedged) Advisor Class	$10.17	$9.53	23,210.11
PIMCO Global Multi-Asset Managed Allocation Portfolio Advisor Class	$9.46	$9.44	25,207.70
PIMCO High Yield Portfolio Advisor Class	$9.15	$11.43	284,359.84
PIMCO Low Duration Portfolio Advisor Class	$10.14	$10.08	510,356.66
PIMCO Real Return Portfolio Advisor Class	$9.38	$9.53	839,549.00
PIMCO Short-Term Portfolio Advisor Class	$9.97	$9.89	2,799,179.12
PIMCO Total Return Portfolio Advisor Class	$10.20	$10.49	3,059,182.21
Pioneer Bond VCT Portfolio Class II	$10.44	$10.89	634,858.98
Pioneer Equity Income VCT Portfolio Class II	$13.04	$14.51	39,709.30
Pioneer Fund VCT Portfolio Class II	$13.16	$14.38	8,697.93
Pioneer High Yield VCT Portfolio Class II	$11.72	$11.53	119,935.17
Pioneer Strategic Income VCT Portfolio Class II	$10.54	$10.78	478,058.90
Power Income VIT Fund Class 2	$10.28	$10.03	221,762.89
Prudential Series Fund Jennison 20/20 Focus Portfolio Class II	$12.36	$13.01	14,709.20
Prudential Series Fund Natural Resources Portfolio Class II	$9.07	$7.18	12,171.95
Prudential Series Fund SP Prudential U.S. Emerging Growth Portfolio Class II	$12.91	$13.90	42,681.44
Royce Capital Fund - Micro-Cap Portfolio Service Class	$11.09	$10.52	35,915.66
Royce Capital Fund - Small-Cap Portfolio Service Class	$13.49	$13.69	392,454.09
Rydex VIF Biotechnology Fund	$14.52	$19.01	42,958.39
Rydex VIF S&P 500 Pure Growth Fund	$14.15	$15.70	42,583.98
Rydex VIF S&P MidCap 400 Pure Growth Fund	$13.36	$12.97	13,975.03
Templeton Developing Markets Fund Class 2	$9.65	$8.73	449,080.01
Templeton Foreign VIP Fund Class 2	$12.78	$11.20	978,804.88
Templeton Global Bond VIP Fund Class 2	$10.69	$10.74	766,071.62
Transparent Value Directional Allocation VI Portfolio[1] Class II	$10.00	$9.65	12,031.93
Van Eck VIP Global Hard Assets Fund S	$10.77	$8.57	12,741.31
Western Asset Variable Global High Yield Bond Portfolio Class II	$11.49	$11.17	43,352.87
QS Legg Mason Dynamic Multi-Strategy VIT Portfolio[5] Class II	$11.74	$12.32	23,031.73

1Investment Option added July 30, 2014.

2Formerly ClearBridge Variable Equity Income Portfolio

3Formerly Oppenheimer Diversified Alternatives Fund

4Formerly MFS VIT II Bond Portfolio

5Formerly Legg Mason Dynamic Multi-Strategy VIT Portfolio

Table 1 - Base Contract – 1.35% Annual Asset Charge
Investment Option	Accumulation Unit Value at Beginning of Period (12/31/2012)	Accumulation Unit Value at End of Period (12/31/2013)	Number of Accumulation Units at End of Period
2013
Alger Capital Appreciation Portfolio Class S	$10.32	$13.73	78,132.55
AllianceBernstein VPS Dynamic Asset Allocation Portfolio B	$10.16	$11.22	25,913.09
AllianceBernstein VPS Real Estate Investment Portfolio B	$10.40	$10.67	32,192.79
AllianceBernstein VPS Small Cap Growth Portfolio B	$9.80	$14.05	1,153.61
AllianceBernstein VPS Small/Mid Cap Value Portfolio B	$10.52	$14.29	32,765.78
American Century VP Inflation Protection Fund II	$10.04	$9.06	39,801.04
American Century VP Mid Cap Value Fund II	$10.92	$13.19	80,457.67
American Century VP Ultra Fund II	$9.73	$13.14	8,947.53
American Century VP Value Fund II	$10.03	$13.01	303,731.43
BlackRock Basic Value V.I. Fund Class III	$10.19	$13.83	25,092.36
BlackRock Capital Appreciation V.I. Fund Class III	$10.08	$13.26	12,026.83
BlackRock Equity Dividend V.I. Fund Class III	$10.44	$12.78	167,038.11
BlackRock Global Allocation V.I. Fund Class III	$10.06	$11.36	214,205.86
BlackRock Large Cap Core V.I. Fund Class III	$9.94	$13.07	4,028.08
BlackRock Large Cap Growth V.I. Fund Class III	$9.99	$13.17	7,863.16
Calvert VP S&P 500 Index Portfolio	$10.28	$13.30	10,069.78
Calvert VP SRI Mid Cap Growth Portfolio	$10.26	$13.15	5,235.81
ClearBridge Variable Equity Income Portfolio Class II	$9.95	$12.34	7,680.37
ClearBridge Variable Mid Cap Core Portfolio Class II	$10.28	$13.90	7,257.64
ClearBridge Variable Small Cap Growth Portfolio Class II	$9.95	$14.40	12,285.58
Columbia Variable Portfolio - Contrarian Core Fund Share[1] Class 2	$10.00	$10.86	1,656.87
Columbia Variable Portfolio - Dividend Opportunity Fund[1] Share Class 2	$10.00	$10.55	4,711.55
Columbia Variable Portfolio - Emerging Markets Bond Fund[1] Share Class 2	$10.00	$9.92	63,423.83
Columbia Variable Portfolio - High Yield Bond Fund[1] Share Class 2	$10.00	$10.23	7,939.85
DWS Alternative Asset Allocation VIP Portfolio Class B	$10.28	$10.21	25,006.94
DWS Equity 500 Index VIP Class B	$9.89	$12.84	18,947.60
DWS Global Small Cap VIP[2] Class B	$10.08	$13.50	10,178.97
DWS Large Cap Value VIP Class B	$10.06	$12.96	3,873.17
DWS Small Cap Index VIP Class B	$10.11	$13.79	21,139.01
DWS Small Mid Cap Value VIP Class B	$10.03	$13.34	17,235.17
Eaton Vance VT Floating-Rate Income Fund	$10.37	$10.63	626,174.78
Eaton Vance VT Large-Cap Value Fund	$10.58	$13.43	12,965.18
Fidelity VIP Contrafund Portfolio Service Class 2	$10.38	$13.41	77,772.58
Fidelity VIP Emerging Markets Portfolio Service Class 2	$9.98	$10.21	29,483.30
Fidelity VIP FundsManager 50% Portfolio Service Class 2	$10.04	$11.36	24,624.03
Fidelity VIP FundsManager 70% Portfolio Service Class 2	$10.08	$12.08	2,226.08
Fidelity VIP FundsManager 85% Portfolio Service Class 2	$10.07	$12.67	9,337.73
Fidelity VIP High Income Portfolio Service Class 2	$10.71	$11.17	81,745.70
Fidelity VIP Mid Cap Portfolio Service Class 2	$10.07	$13.50	52,187.19
Fidelity VIP Money Market Portfolio Service Class 2	$9.89	$9.76	8,842,912.66
Fidelity VIP Overseas Portfolio Service Class 2	$10.41	$13.37	4,321.72
Fidelity VIP Real Estate Portfolio Service Class 2	$10.99	$11.02	213,544.46
Fidelity VIP Strategic Income Portfolio Service Class 2	$10.54	$10.40	158,102.60
Fidelity VIP Value Strategies Portfolio Service Class 2	$10.99	$14.12	40,139.50
First Investors Life Series International Fund[1]	$10.00	$10.12	431.99
First Investors Life Series Total Return Fund[1]	$10.00	$10.49	0.00
Franklin Income VIP Fund[3] Class 2	$10.14	$11.40	301,184.19
Franklin Mutual Global Discovery VIP Fund[4] Class 2	$10.09	$12.70	55,038.64
Franklin Mutual Shares VIP Fund[5] Class 2	$10.52	$13.31	165,839.35
Franklin Rising Dividends VIP Fund[6] Class 2	$10.58	$13.54	149,702.34
Guggenheim VIF Global Managed Futures Strategy Fund	$9.09	$9.20	6,274.16
Guggenheim VIF Long Short Equity Fund[7]	$9.82	$11.38	6,649.09
Guggenheim VIF Multi-Hedge Strategies Fund	$10.00	$10.03	15,877.07
Guggenheim VIF Small Cap Value Series Q	$10.22	$13.80	22,649.17
Ivy Funds VIP Asset Strategy	$10.37	$12.80	296,837.70
Ivy Funds VIP Balanced	$9.95	$12.14	178,500.62
Ivy Funds VIP Dividend Opportunities	$10.27	$13.14	28,494.93
Ivy Funds VIP Energy	$8.92	$11.24	56,906.22
Ivy Funds VIP Global Bond	$10.07	$10.10	21,638.89
Ivy Funds VIP Global Natural Resources	$8.87	$9.43	22,921.79
Ivy Funds VIP Growth	$10.20	$13.74	16,395.08
Ivy Funds VIP High Income[1]	$10.00	$10.38	363,842.93
Ivy Funds VIP International Core Equity	$10.05	$12.39	44,585.61
Ivy Funds VIP International Growth	$10.54	$12.39	10,087.44
Ivy Funds VIP Mid Cap Growth	$10.04	$12.87	62,342.17
Ivy Funds VIP Science and Technology	$10.81	$16.68	52,641.45
Ivy Funds VIP Small Cap Growth	$9.01	$12.74	38,880.75
Ivy Funds VIP Small Cap Value	$10.53	$13.87	70,120.53
Janus Aspen Balanced Portfolio Service Shares	$10.36	$12.25	46,826.33
Janus Aspen Enterprise Portfolio Service Shares	$10.00	$10.89	1,582.82
Janus Aspen Flexible Bond Portfolio Service Shares	$10.43	$10.26	44,641.81
Janus Aspen Global Research Portfolio Service Shares	$10.35	$13.07	2,590.50
Janus Aspen Global Technology Portfolio Service Shares	$10.18	$13.60	6,261.74
Janus Aspen Janus Portfolio Service Shares	$10.34	$13.26	784.68
Janus Aspen Overseas Portfolio Service Shares	$9.06	$10.22	1,544.21
Janus Aspen Perkins Mid Cap Value Portfolio Service Shares	$10.00	$12.42	92,821.58
Lazard Retirement Global Dynamic Multi Asset Portfolio[8] Service Shares	$10.02	$11.81	2,354.11
Lazard Retirement International Equity Portfolio Service Shares	$10.51	$12.52	1,285.32
Legg Mason Dynamic Multi-Strategy VIT Portfolio Class II	$10.07	$11.74	1,844.76
Lord Abbett Series Fund Bond Debenture Portfolio VC	$10.19	$10.87	93,107.71
Lord Abbett Series Fund Developing Growth Portfolio VC	$9.52	$14.71	18,846.32
Lord Abbett Series Fund Fundamental Equity Portfolio VC	$10.08	$13.51	13,937.17
MFS VIT II Bond Portfolio Service Class	$10.11	$9.92	21,233.65
MFS VIT II Emerging Markets Equity Portfolio Service Class	$10.49	$9.79	18,960.39
MFS VIT II Global Tactical Allocation Portfolio Service Class	$10.42	$11.16	30,029.88
MFS VIT II International Value Portfolio Service Class	$10.75	$13.54	63,761.98
MFS VIT II New Discovery Portfolio Service Class	$10.24	$14.25	23,491.16
MFS VIT II Technology Portfolio Service Class	$9.75	$12.96	2,909.42
MFS VIT II Utilities Portfolio Service Class	$10.75	$12.76	69,986.22
PIMCO All Asset Portfolio Advisor Class	$10.67	$10.54	156,058.20
PIMCO CommodityRealReturn® Strategy Portfolio Advisor Class	$9.56	$8.05	377,536.11
PIMCO Emerging Markets Bond Portfolio Advisor Class	$11.09	$8.05	377,536.11
PIMCO Global Bond Portfolio (Unhedged) Advisor Class	$10.48	$10.17	24,504.69
PIMCO Global Multi-Asset Managed Allocation Portfolio[9] Advisor Class	$10.07	$9.46	12,865.03
PIMCO High Yield Portfolio Advisor Class	$10.77	$9.15	23,302.62
PIMCO Low Duration Portfolio Advisor Class	$10.30	$10.14	278,778.90
PIMCO Real Return Portfolio Advisor Class	$10.48	$9.38	452,411.25
PIMCO Short-Term Portfolio Advisor Class	$10.06	$9.97	1,217,939.58
PIMCO Total Return Portfolio Advisor Class	$10.56	$10.20	1,368,745.14
Pioneer Bond VCT Portfolio Class II	$10.49	$10.44	322,757.48
Pioneer Equity Income VCT Portfolio Class II	$10.26	$13.04	18,029.46
Pioneer Fund VCT Portfolio Class II	$10.03	$13.16	5,335.68
Pioneer High Yield VCT Portfolio Class II	$10.63	$11.72	337,788.19
Pioneer Strategic Income VCT Portfolio Class II	$10.58	$10.54	184,126.42
Power Income VIT Fund Class 2	$9.96	$10.28	136,933.88
Prudential Series Fund Jennison 20/20 Focus Portfolio Class II	$9.68	$12.36	11,214.08
Prudential Series Fund Natural Resources Portfolio Class II	$8.38	$9.07	3,623.89
Prudential Series Fund SP Prudential U.S. Emerging Growth Portfolio Class II	$10.23	$12.91	28,875.37
Royce Capital Fund - Micro-Cap Portfolio Service Class	$9.32	$11.09	13,740.27
Royce Capital Fund - Small-Cap Portfolio Service Class	$10.17	$13.49	115,234.47
Rydex VIF Biotechnology Fund	$9.55	$14.52	10,195.11
Rydex VIF S&P 500 Pure Growth Fund	$10.15	$14.15	9,725.23
Rydex VIF S&P MidCap 400 Pure Growth Fund	$10.10	$13.36	5,824.90
Templeton Developing Markets Fund[10] Class 2	$9.88	$9.65	261,210.15
Templeton Foreign VIP Fund[11] Class 2	$10.53	$12.78	403,491.25
Templeton Global Bond VIP Fund[12] Class 2	$10.66	$10.69	344,287.80
Van Eck VIP Global Hard Assets Fund S	$9.89	$10.77	4,560.36
Western Asset Variable Global High Yield Bond Portfolio Class II	$10.99	$11.49	64,865.31

1Investment Option added August 1, 2013.

2Formerly DWS Global Small Cap Growth VIP Class B

3Formerly Franklin Income Securities Fund Class 2

4Formerly Mutual Global Discovery Securities Fund Class 2

5Formerly Mutual Shares Securities Fund Class 2

6Formerly Franklin Rising Dividends Securities Fund Class 2

7Formerly Guggenheim U.S. VT Long Short Momentum Fund

8Formerly Lazard Retirement Multi-Asset Targeted Volatility Portfolio Service Shares

9Formerly PIMCO Global Multi-Asset Portfolio Advisor Class

10Formerly Templeton Developing Markets Securities Fund Class 2

11Formerly Templeton Foreign Securities Fund Class 2

12Formerly Templeton Global Bond Securities Fund Class 2

Table 1 - Base Contract – 1.35% Annual Asset Charge
Investment Option	Accumulation Unit Value at Beginning of Period (12/31/2011)	Accumulation Unit Value at End of Period (12/31/2012)	Number of Accumulation Units at End of Period
2012
Alger Capital Appreciation Portfolio Class S	$10.00	$10.32	5,393.27
AllianceBernstein VPS Dynamic Asset Allocation Portfolio B	$10.00	$10.16	612.13
AllianceBernstein VPS Real Estate Investment Portfolio B	$10.00	$10.40	1,939.92
AllianceBernstein VPS Small Cap Growth Portfolio B	$10.00	$9.80	0.00
AllianceBernstein VPS Small/Mid Cap Value Portfolio B	$10.00	$10.52	550.28
American Century VP Inflation Protection Fund II	$10.00	$10.04	6,908.04
American Century VP Mid Cap Value Fund II	$10.00	$10.92	63.31
American Century VP Ultra Fund II	$10.00	$9.73	0.00
American Century VP Value Fund II	$10.00	$10.03	70.38
BlackRock Basic Value V.I. Fund Class III	$10.00	$10.19	4,963.09
BlackRock Capital Appreciation V.I. Fund Class III	$10.00	$10.08	1,061.04
BlackRock Equity Dividend V.I. Fund Class III	$10.00	$10.44	23,742.31
BlackRock Global Allocation V.I. Fund Class III	$10.00	$10.06	34,229.43
BlackRock Large Cap Core V.I. Fund Class III	$10.00	$9.94	449.08
BlackRock Large Cap Growth V.I. Fund Class III	$10.00	$9.99	537.74
Calvert VP SRI Equity Portfolio	$10.00	$10.28	22.40
Calvert VP SRI Mid Cap Growth Portfolio	$10.00	$10.26	233.93
ClearBridge Variable Equity Income Portfolio Class II	$10.00	$9.95	0.00
ClearBridge Variable Mid Cap Core Portfolio Class II	$10.00	$10.28	173.09
ClearBridge Variable Small Cap Growth Portfolio Class II	$10.00	$9.95	0.00
DWS Alternative Asset Allocation VIP Portfolio Class B	$10.00	$10.28	4,221.71
DWS Equity 500 Index VIP Class B	$10.00	$9.89	30.55
DWS Global Small Cap Growth VIP Class B	$10.00	$10.08	30.55
DWS Large Cap Value VIP Class B	$10.00	$10.06	0.00
DWS Small Cap Index VIP Class B	$10.00	$10.11	0.00
DWS Small Mid Cap Value VIP Class B	$10.00	$10.03	2,460.47
Eaton Vance VT Floating-Rate Income Fund	$10.00	$10.37	61,693.81
Eaton Vance VT Large-Cap Value Fund	$10.00	$10.58	2,236.10
Fidelity VIP Contrafund Portfolio Service Class 2	$10.00	$10.38	7,412.56
Fidelity VIP Emerging Markets Portfolio Service Class 2	$10.00	$9.98	688.58
Fidelity VIP FundsManager 50% Portfolio Service Class 2	$10.00	$10.04	2,419.66
Fidelity VIP FundsManager 70% Portfolio Service Class 2	$10.00	$10.08	0.00
Fidelity VIP FundsManager 85% Portfolio Service Class 2	$10.00	$10.07	0.00
Fidelity VIP High Income Portfolio Service Class 2	$10.00	$10.71	32,974.12
Fidelity VIP Mid Cap Portfolio Service Class 2	$10.00	$10.07	3,565.08
Fidelity VIP Money Market Portfolio Service Class 2	$10.00	$9.89	1,130,153.67
Fidelity VIP Overseas Portfolio Service Class 2	$10.00	$10.41	0.00
Fidelity VIP Real Estate Portfolio Service Class 2	$10.00	$10.99	23,206.41
Fidelity VIP Strategic Income Portfolio Service Class 2	$10.00	$10.54	33,104.21
Fidelity VIP Value Strategies Portfolio Service Class 2	$10.00	$10.99	5,139.01
Franklin Income Securities Fund Class 2	$10.00	$10.14	4,813.68
Franklin Rising Dividends Securities Fund Class 2	$10.00	$10.58	28,330.93
Guggenheim VT Global Managed Futures Strategy Fund	$10.00	$9.09	2,809.45
Guggenheim VT Multi-Hedge Strategies Fund	$10.00	$10.00	2,962.95
Guggenheim VT Small Cap Value Series Q	$10.00	$10.22	159.90
Guggenheim VT U.S. Long Short Momentum Fund	$10.00	$9.82	785.59
Ivy Funds VIP Asset Strategy	$10.00	$10.37	52,294.76
Ivy Funds VIP Balanced	$10.00	$9.95	0.00
Ivy Funds VIP Dividend Opportunities	$10.00	$10.27	3,041.83
Ivy Funds VIP Energy	$10.00	$8.92	703.78
Ivy Funds VIP Global Bond	$10.00	$10.07	928.37
Ivy Funds VIP Global Natural Resources	$10.00	$8.87	14,336.96
Ivy Funds VIP Growth	$10.00	$10.20	2,268.01
Ivy Funds VIP International Core Equity	$10.00	$10.05	2,268.01
Ivy Funds VIP International Growth	$10.00	$10.54	2,247.83
Ivy Funds VIP Mid Cap Growth	$10.00	$10.04	5,981.47
Ivy Funds VIP Science and Technology	$10.00	$10.81	2,487.54
Ivy Funds VIP Small Cap Growth	$10.00	$9.01	1,881.55
Ivy Funds VIP Small Cap Value	$10.00	$10.53	4,875.49
Janus Aspen Balanced Portfolio Service Shares	$10.00	$10.36	6,185.43
Janus Aspen Flexible Bond Portfolio Service Shares	$10.00	$10.43	10,667.75
Janus Aspen Global Research Portfolio Service Shares	$10.00	$10.35	58.35
Janus Aspen Global Technology Portfolio Service Shares	$10.00	$10.18	1,356.37
Janus Aspen Janus Portfolio Service Shares	$10.00	$10.34	0.00
Janus Aspen Overseas Portfolio Service Shares	$10.00	$9.06	0.00
Janus Aspen Perkins Mid Cap Value Portfolio Service Shares	$10.00	$10.00	9,068.14
Lazard Retirement International Equity Portfolio Service Shares	$10.00	$10.51	0.00
Lazard Retirement Multi-Asset Targeted Volatility Portfolio Service Shares	$10.00	$10.02	0.00
Legg Mason Dynamic Multi-Strategy VIT Portfolio Class II	$10.00	$10.07	0.00
Lord Abbett Series Fund Bond Debenture Portfolio VC	$10.00	$10.19	1,673.55
Lord Abbett Series Fund Developing Growth Portfolio VC	$10.00	$9.52	0.00
Lord Abbett Series Fund Fundamental Equity Portfolio VC	$10.00	$10.08	0.00
MFS VIT II Bond Portfolio Service Class	$10.00	$10.11	802.58
MFS VIT II Emerging Markets Equity Portfolio Service Class	$10.00	$10.49	0.00
MFS VIT II Global Tactical Allocation Portfolio Service Class	$10.00	$10.42	9,499.38
MFS VIT II International Value Portfolio Service Class	$10.00	$10.75	5,023.58
MFS VIT II New Discovery Portfolio Service Class	$10.00	$10.24	396.20
MFS VIT II Technology Portfolio Service Class	$10.00	$9.75	197.49
MFS VIT II Utilities Portfolio Service Class	$10.00	$10.75	3,689.65
Mutual Global Discovery Securities Fund Class 2	$10.00	$10.09	99.95
Mutual Shares Securities Fund Class 2	$10.00	$10.52	20,164.58
PIMCO All Asset Portfolio Advisor Class	$10.00	$10.67	40,103.00
PIMCO CommodityRealReturn® Strategy Portfolio Advisor Class	$10.00	$9.56	31,144.36
PIMCO Emerging Markets Bond Portfolio Advisor Class	$10.00	$11.09	16,560.86
PIMCO Global Bond Portfolio (Unhedged) Advisor Class	$10.00	$10.48	13,407.39
PIMCO Global Multi-Asset Portfolio Advisor Class	$10.00	$10.07	5,796.98
PIMCO High Yield Portfolio Advisor Class	$10.00	$10.77	36,306.28
PIMCO Low Duration Portfolio Advisor Class	$10.00	$10.30	233,787.54
PIMCO Real Return Portfolio Advisor Class	$10.00	$10.48	75,875.06
PIMCO Short-Term Portfolio Advisor Class	$10.00	$10.06	105,820.26
PIMCO Total Return Portfolio Advisor Class	$10.00	$10.56	154,839.82
Pioneer Bond VCT Portfolio Class II	$10.00	$10.49	38,735.04
Pioneer Equity Income VCT Portfolio Class II	$10.00	$10.26	3,589.00
Pioneer Fund VCT Portfolio Class II	$10.00	$10.03	995.26
Pioneer High Yield VCT Portfolio Class II	$10.00	$10.63	59,480.24
Pioneer Strategic Income VCT Portfolio Class II	$10.00	$10.58	71,305.52
Power Income VIT Fund Class 2	$10.00	$9.96	10,738.99
Prudential Series Fund Jennison 20/20 Focus Portfolio Class II	$10.00	$9.68	988.14
Prudential Series Fund Natural Resources Portfolio Class II	$10.00	$8.38	1,250.30
Prudential Series Fund SP Prudential U.S. Emerging Growth Portfolio Class II	$10.00	$10.23	5,399.33
Royce Capital Fund - Micro-Cap Portfolio Service Class	$10.00	$9.32	4,585.70
Royce Capital Fund - Small-Cap Portfolio Service Class	$10.00	$10.17	9,991.62
Rydex VT Biotechnology Fund	$10.00	$9.55	38.71
Rydex VT S&P 500 Pure Growth Fund	$10.00	$10.15	27.44
Rydex VT S&P MidCap 400 Pure Growth Fund	$10.00	$10.10	407.55
Templeton Developing Markets Securities Fund Class 2	$10.00	$9.88	20,748.43
Templeton Foreign Securities Fund Class 2	$10.00	$10.53	29,049.14
Templeton Global Bond Securities Fund Class 2	$10.00	$10.66	41,085.87
Van Eck VIP Global Hard Assets Fund S	$10.00	$9.89	407.55
Western Asset Variable Global High Yield Bond Portfolio Class II	$10.00	$10.99	18,856.69

The Statement of Additional Information (SAI) can provide You with more detailed information about Midland National Life Insurance Company and the Midland National Life Separate Account C including more information about commissions and distribution expenses.  A free copy of the SAI can be obtained by contacting Your registered representative or by contacting Our Customer Service Center at:

P.O. Box 758547

Topeka, Kansas 66675-8547

Phone: (866) 747-3421

Facsimile: (866) 511-7038

Information about Midland National Life Insurance Company can be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.  Information on the operation of the public reference room may be obtained by calling the SEC at 202-551-8090.  Reports and other information about Midland National Life Insurance Company are also available on the SEC’s Internet site at http://www.sec.gov.  Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street, N.E., Washington, DC  20549-0102.

SEC File No. 811-07772

STATEMENT OF ADDITIONAL INFORMATION FOR THE
LiveWell VARIABLE ANNUITY CONTRACT

Flexible Premium Deferred Variable Annuity Contract

Issued by

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(Through Midland National Life Separate Account C)

Our Customer Service Center:

P.O. Box 758547

Topeka, Kansas 66675-8547

Phone: (866) 747-3421 (toll-free)

Fax: (866) 511-7038 (toll-free)

This Statement of Additional Information expands upon subjects discussed in the current Prospectus for the LiveWell Variable Annuity (“contract”) issued by Midland National Life Insurance Company. You may obtain a free copy of the Prospectus dated May 1, 2017, by contacting Us at Our Customer Service Center using the above address and phone numbers. Terms used in the current Prospectus for the contract are incorporated in this document.

This statement of additional information is not a prospectus and should be read only in conjunction with the prospectus for the contract and the prospectuses for all of the portfolios currently available in the contract.

Dated  May 1, 2017

THE CONTRACT

Entire Contract

Changes to the Contract

Incontestability

Misstatement of Age or Sex

Non-participating

Claims of Creditors

Minimum Benefits

Ownership

Assignment

Accumulation Unit Value

Annuity Payments

CALCULATION OF YIELDS AND TOTAL RETURNS

Money Market Investment Option Yield Calculation

Other Investment Option Yield Calculations

Standard Total Return Calculations

Cumulative Total Returns

Adjusted Historical Performance Data

FEDERAL TAX MATTERS

Tax-Free Exchanges (Section 1035)

Required Distributions

Non-Natural Person owners

Diversification Requirements

Owner Control

Taxation of Qualified Contracts

DISTRIBUTION OF THE CONTRACTS

SAFEKEEPING OF ACCOUNT ASSETS

STATE REGULATION

RECORDS AND REPORTS

LEGAL MATTERS

FINANCIAL MATTERS

OTHER INFORMATION

FINANCIAL STATEMENTS

THE CONTRACT

Entire Contract

The entire contract between You and Us consists of the contract, the attached written application and any attached endorsements, riders, and amendments.

Changes to the Contract

No one has the right to change any part of the contract or to waive any of its provisions unless the change is approved in writing by one of Our officers. Only our President or Secretary may modify the contract.

We may change the contract without Your consent to conform to state or federal laws or regulations.  A change will be made by attaching an endorsement to the contract.

Incontestability

We will not contest the contract.

Misstatement of Age or Sex

If the age or sex of the annuitant has been misstated, We will adjust the amount of each annuity payment to whatever the applied value would have purchased at the correct age and sex.

Any underpayments made by Us will be paid to the payee.  Any overpayments made by Us will be charged against benefits falling due after adjustment.  All underpayments and overpayments will include interest at the rate required by the jurisdiction in which the contract is delivered.

Non-participating

The contract does not participate in the surplus or profits of the Company and the Company does not pay any dividends on it.

Claims of Creditors

To the extent permitted by law, no benefits payable under the contract to a beneficiary or payee are subject to the claims of creditors.

Minimum Benefits

The annuity payments, surrender values and death benefit under the contract are not less than the minimum required by the laws of the state in which the contract is delivered.

Ownership

The contract belongs to You.  You have all rights granted by the contract, including the right to change owners and beneficiaries, subject to the rights of:

1)      Any assignee of record with Us;

2)      Any irrevocable beneficiary; and

3)      Any restricted ownership.

We must receive written notice informing Us of any change, designation or revocation.  Once recorded, a change, designation or revocation takes effect as of the date the written notice was signed.  However, We are not liable for payments made by Us before We record the written notice.    A change of owner may have adverse tax consequences.

Assignment

An assignment may have adverse tax consequences.

You may assign the contract by giving Us written notice.  The assignment does not take effect until We accept and approve it.  We reserve the right, except to the extent prohibited by applicable laws, regulations, or actions of the State insurance commissioner, to refuse assignments or transfers at any time on a non-discriminatory basis. We will not be responsible for the validity of any assignment. We will not be liable for any payments We make prior to recording the written notice of assignment.

This contract, or any of its riders, is not designed for resale, speculation, arbitrage, viatical settlements or any other type of collective investment scheme.  This contract may not be traded on any stock exchange or secondary market.

Accumulation Unit Value

We determine accumulation unit values for each investment option of Our Separate Account at the end of each valuation period. The accumulation unit value for each investment division was initially set at $10.00.  The accumulation unit value for any business day is equal to the accumulation unit value for the preceding business day multiplied by the net investment factor for that division on that business day.

We determine the net investment factor for each investment option every valuation period by taking a) divided by b) minus c) where:

a)      Is the total of:

1)        The net asset value per share at the end of the current Valuation Period; plus

2)        Any dividend or capital gains per share reinvested during the current Valuation Period; plus

3)        Total accrued, but not yet reinvested, capital gains per share as of the current Valuation Period.

b)     Is the net asset value plus the total accrued but not yet reinvested capital gains per share as of the preceding Valuation Period.

c)     Is the Mortality and Expense Charge plus the Administration Fee for each day in the current Valuation Period.

We reserve the right to subtract any other daily charge for taxes or amounts set aside as a reserve for taxes. Generally, this means that We would adjust unit values to reflect what happens to the portfolios, and also for any charges.

Annuity Payments

The amount of each fixed annuity payment will be set on the Maturity Date and will not subsequently be affected by the investment performance of the investment options.

CALCULATION OF YIELDS AND TOTAL RETURNS

Money Market Investment Option Yield Calculation

In accordance with regulations adopted by the Securities and Exchange Commission, Midland National is required to compute the Fidelity VIP Government Money Market Fund  investment option (called “the money market investment option” for the purpose of this section) current annualized yield for a seven-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the money market investment option or on their respective portfolio securities. This current annualized yield is computed for each money market investment option by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) in the value of a hypothetical account having a balance of one unit of the money market investment option at the beginning of such seven-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return and annualizing this quotient on a 365-day basis. The net change in account value reflects the deductions for the annual maintenance fee, the mortality and expense risk charge, administration charge, and income and expenses accrued during the period. Because of these deductions, the yield for the money market investment option of the Separate Account will be lower than the yield for the respective money market investment option or any comparable substitute funding vehicle.

The Securities and Exchange Commission also permits Midland National to disclose the effective yield of the money market investment option for the same seven-day period, determined on a compounded basis. The effective yield is calculated by compounding the unannualized base period return by adding one to the base period return, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result.

The yield on amounts held in the money market investment option normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The money market investment option’s actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the money market investment option or substitute funding vehicle, the types and quality of portfolio securities held by the money market investment option or substitute funding vehicle, and operating expenses. In addition, the yield figures are for the base contract only with no rider charges and do not reflect the effect of any surrender charge that may be applicable to a particular contract.

Other Investment Option Yield Calculations

Midland National may from time to time disclose the current annualized yield of one or more of the investment options (except the money market investment option) for 30-day periods. The annualized yield of an investment option refers to income generated by the investment option over a specified 30-day period. Because the yield is annualized, the yield generated by an investment option during the 30-day period is assumed to be generated each 30-day period. This yield is computed by dividing the net investment income per accumulation unit earned during the period by the price per unit on the last day of the period, according to the following formula:

YIELD = 2 [ (a – b + 1)6 – 1 ]

     cd

Where:  a =   net investment income earned during the period by the portfolio (or substitute funding vehicle) attributable to shares owned by the investment option.

              b =  expenses accrued for the period (net of reimbursements).

              c =   the average daily number of units outstanding during the period.

              d =  the maximum offering price per unit on the last day of the period.

Net investment income will be determined in accordance with rules established by the Securities and Exchange Commission. Accrued expenses will include all recurring fees that are charged to all owner accounts.

Because of the charges and deductions imposed by the Separate Account the yield of the investment option will be lower than the yield for the corresponding portfolio. The yield on amounts held in the investment options normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The investment option’s actual yield will be affected by the types and quality of portfolio securities held by the portfolio, and its operating expenses.

Standard Total Return Calculations

Midland National may from time to time also disclose average annual total returns for one or more of the investment options for various periods of time. Average annual total return quotations are computed by finding the average annual compounded rates of return over one, five and ten year periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

P (1 + T)n = ERV

Where:       P =        a hypothetical initial payment of $1,000

                   T =        average annual total return

                   n =        number of years

      ERV =  ending redeemable value of a hypothetical $1,000 payment made at the beginning of the one, five, or ten-year period, at the end of the one, five, or ten-year period (or fractional portion thereof).

All recurring fees that are charged to all owner accounts are recognized in the ending redeemable value. This includes a contract charges factor that is calculated by taking the daily Separate Account asset charge and adding an additional amount that adjusts for the current $40  maintenance fee. This additional amount is based on an “average” Contract with an initial premium of $100,000 so it is calculated as $40, or 0.04%, annually. The standard average annual total return calculations assume the contract is surrendered.

Midland National may disclose average annual total returns in various ways, depicting whether the contract is surrendered or maintained in force.  Accordingly, Midland National may disclose the following types of average annual total return:

1.      The contract is surrendered and

2.      The contract is not surrendered.

Cumulative Total Returns

Midland National may from time to time also disclose cumulative total returns in conjunction with the annual returns described above. The cumulative returns will be calculated using the following formula.

CTR = [ERV/P] – 1

Where:     CTR = the cumulative total return net of investment option recurring charges for the period.

ERV = ending redeemable value of an assumed $1,000 payment at the beginning of the one, five, or ten-year period at the end of the one, five, or ten-year period (or fractional portion thereof).

                 P      =  an assumed initial payment of $1,000.

Midland National may also disclose the value of an assumed payment of $10,000 (or other amounts) at the end of various periods of time.

Adjusted Historical Performance Data

Midland National may also disclose adjusted historical performance data for an investment option for periods before the investment option commenced operations, based on the assumption that the investment option was in existence before it actually was, and that the investment option had been invested in a particular portfolio that was in existence prior to the investment option’s commencement of operations. The portfolio used for these calculations will be the actual portfolio that the investment option will invest in.

Adjusted historical performance data of this type will be calculated as follows. First, the value of an assumed $1,000 investment in the applicable portfolio is calculated on a monthly basis by comparing the net asset value per share at the beginning of the month with the net asset value per share at the end of the month (adjusted for any dividend distributions during the month), and the resulting ratio is applied to the value of the investment at the beginning of the month to get the gross value of the investment at the end of the month. Second, that gross value is then reduced by a “contract charges” factor to reflect the charges imposed under the contract. The contract charges factor is calculated by taking the daily Separate Account asset charge and adding an additional amount that adjusts for the current $40 maintenance fee. This additional amount is based on an  average accumulation value of $20,000 so it is calculated as $40, or 0.20% annually. The total is then divided by 12 to get the monthly contract charges factor, which is then applied to the value of the hypothetical initial payment in the applicable portfolio to get the value in the investment option. The contract charges factor is assumed to be deducted at the beginning of each month. In this manner, the Ending Redeemable Value (“ERV”) of a hypothetical $1,000 initial payment in the investment option is calculated each month during the applicable period, to get the ERV at the end of the period. Third, that ERV is then utilized in the formulas above.

This type of performance data may be disclosed on both an average annual total return and a cumulative total return basis.  Moreover, it may be disclosed assuming that the contract is not surrendered (i.e., with no deduction for the contingent deferred sales charge) and assuming that the contract is surrendered at the end of the applicable period (i.e., reflecting a deduction for any applicable contingent deferred sales charge).

FEDERAL TAX MATTERS

Tax-Free Exchanges (Section 1035)

Midland National accepts premiums which are the proceeds of a contract in a transaction qualifying for a tax-free exchange under Section 1035 of the Internal Revenue Code (“Code”).

We also accept “rollovers” from contracts qualifying as individual retirement annuities or accounts (IRAs), or any other qualified contract which is eligible to “rollover” into an IRA. The Company differentiates between nonqualified contracts and IRAs to the extent necessary to comply with federal tax laws. In all events, a tax adviser should be consulted with and relied upon before you effect an exchange or a rollover.

Required Distributions

In order to be treated as an annuity contract for federal income tax purposes, section 72(s) of the Code requires any nonqualified contract to provide that (a) if any owner dies on or after the annuity date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner’s death; and (b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed (1) within five years after the date of that owner’s death, or (2) as Annuity payments which will begin within one year of that owner’s death and which will be made over the life of the owner’s “designated beneficiary” or over a period not extending beyond the life expectancy of that beneficiary. The owner’s “designated beneficiary” is the person to whom ownership of the contract passes by reason of death and must be a natural person. However, if the owner’s designated beneficiary is the surviving spouse of the owner, the contract may be continued with the surviving spouse as the new owner.

The nonqualified contracts contain provisions which are intended to comply with the requirements of section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the requirements of Code section 72(s) when clarified by regulation or otherwise.

Other rules may apply to qualified contracts.

Non-Natural Person owners

If a non-natural person (e.g., a corporation or a trust) owns a nonqualified contract, the taxpayer generally must include in income any increase in the excess of the account value over the investment in the contract (generally, the premiums or other consideration paid for the contract) during the taxable year.

There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax adviser.

The tax discussion in the prospectus and herein generally applies to contracts owned by natural persons.

Diversification Requirements

The Code requires that the investments of each investment option of the Separate Account underlying the contracts be “adequately diversified” in order for the contracts to be treated as annuity contracts for Federal income tax purposes.  It is intended that each investment option, through the fund company in which it invests, will satisfy these diversification requirements.

Owner Control

In some circumstances, owners of variable contracts who retain control over the investment of the underlying Separate Account assets may be treated as owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the contracts, We believe that the owner of a contract should not be treated as the owner of the Separate Account assets. We reserve the right to modify the contracts to bring them into conformity with applicable standards should such modification be necessary to prevent owners of the contracts from being treated as the owners of the underlying Separate Account assets.

Taxation of Qualified Contracts

The tax rules applicable to qualified contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a qualified contract may be subject to the terms of the retirement plan itself, regardless of the terms of the qualified contract.  Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the contract comply with the law.

Individual Retirement Accounts (IRAs), as defined in Section 408 of the Code, permit individuals to make annual contributions of up to the lesser of specific dollar amount or the amount of compensation includible in the individual’s gross income for the year.  The contributions may be deductible in whole or in part, depending on the individual’s income.  Distributions from certain retirement plans may be “rolled over” into an IRA on a tax-deferred basis without regard to these limits.  Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA.  A 10% penalty tax generally applies to distributions made before age 59½, unless certain exceptions apply.

Roth IRAs, as described in Code section 408A, permit certain eligible individuals to contribute to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA.  The owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years.  Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59½ (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA.  A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

DISTRIBUTION OF THE CONTRACTS

The contracts are offered to the public on a continuous basis.  We anticipate continuing to offer the contracts, but reserve the right to discontinue the offering.

Sammons Financial Network, LLC (“Sammons Financial Network”) serves as principal underwriter for the contracts.  Sammons Financial Network is a Delaware limited liability company and its principal office is located at 4546 Corporate Drive, Suite 100, West Des Moines, IA 50266.  Sammons Financial Network is an indirect, wholly owned subsidiary of Sammons Enterprises, Inc. of Dallas, Texas, which in turn is the ultimate parent company of Midland National Life Insurance Company.  Sammons Financial Network is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of FINRA, Inc.  Sammons Financial Network offers the contracts through its registered representatives.  Sammons Financial Network also may enter into selling agreements with other broker-dealers (“selling firms”) and compensates them for their services.  Registered representatives, who offer contracts, are appointed as insurance agents for Midland National Life Insurance Company.

A  distribution allowance is paid to Sammons Financial Network of 1.00% of total premiums received on LiveWell Variable Annuity. The distribution allowance is as follows:

Fiscal Year	Aggregate Amount of Distribution Allowance Paid to Sammons Financial Network *
2014	$2,371,569.80
2015	$3,681,608.31
2016	$2,153,422.51

*Represents an underwriting fee paid to Sammons Financial Network for  LiveWell Variable Annuity  under Separate Account C.

Sammons Financial Network, LLC or its affiliates via expense sharing agreements will pay the advertising and sales expenses related to the distribution of the contracts.

We and/or Sammons Financial Network may pay certain selling firms additional amounts for:

•         participation in their marketing programs, which may include marketing services and increased access to their sales representatives;

•         sales promotions relating to the contracts;

•         costs associated with sales conferences and educational seminars for their sales representatives; and

•         other sales expenses incurred by them.

We may pay flat dollar amounts to certain selling firms. Our sales and marketing personnel may be permitted to attend selling firm’s annual, sales, and other conferences and/or may be given booth time, speaking time, or access to lists of the selling firm’s registered representatives.

We and/or Sammons Financial Network may make bonus payments to certain selling firms based on aggregate sales or persistency standards.  These additional payments are not offered to all selling firms, and the terms of any particular agreement governing the payments may vary among selling firms.

SAFEKEEPING OF ACCOUNT ASSETS

Title to assets of the Separate Account is held by Midland National. The assets are held separate and apart from our Fixed Account assets. Records are maintained of all premiums and redemptions of portfolio shares held by each of the investment options.

STATE REGULATION

Midland National is subject to the insurance laws and regulations of all the states where it is licensed to operate. The availability of certain contract rights and provisions depends on state approval and/or filing and review processes. Where required by state law or regulation, the contracts will be modified accordingly.

RECORDS AND REPORTS

All records and accounts relating to the Separate Account will be maintained by Midland National. As presently required by the Investment Company Act of 1940 and regulations promulgated thereunder, reports containing such information as may be required under that Act or by any other applicable law or regulation will be sent to owners semi-annually at their last known address of record.

LEGAL MATTERS

Legal advice regarding certain matters relating to the federal securities laws applicable to the issue and sale of the contracts has been provided by Eversheds-Sutherland (US), Washington, D.C.

FINANCIAL MATTERS

The financial statements of Midland National Life Separate Account C at December 31, 2016, and for the periods disclosed in those financial statements, and the financial statements and schedules of Midland National Life Insurance Company at December 31, 2016 and 2015, and for the three years in the period ended December 31, 2016, appearing herein have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm.  The financial statements and schedules audited by PricewaterhouseCoopers LLP have been included in reliance on their report, given on their authority as experts in accounting and auditing. The mailing address for PricewaterhouseCoopers LLP is as follows:

PricewaterhouseCoopers LLP

699 Walnut Street, Suite 1300

Des Moines, IA 50309

OTHER INFORMATION

A Registration Statement has been filed with the Securities and Exchange Commission under the Securities Act of 1933, as amended, with respect to the contracts discussed in this Statement of Additional Information. Not all of the information set forth in the Registration Statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the Securities and Exchange Commission.

FINANCIAL STATEMENTS

MIDLAND NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly owned subsidiary of Sammons Financial Group, Inc.)

CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2016, 2015 and 2014

MIDLAND NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly owned subsidiary of Sammons Financial Group, Inc.)

------------------------------------------------------------------------------------------

Report of Independent Auditors                                                         1

Midland National Life Insurance Company and Subsidiaries
   Consolidated Financial Statements

     Consolidated Balance Sheets as of December 31, 2016 and 2015                      2

     Consolidated Statements of Income for the years ended
       December 31, 2016, 2015, and 2014                                               3

     Consolidated Statements of Comprehensive Income for the years ended
       December 31, 2016, 2015, and 2014                                               4

     Consolidated Statements of Stockholder's Equity for the years ended
       December 31, 2016, 2015, and 2014                                               5

     Consolidated Statements of Cash Flows for the years ended
       December 31, 2016, 2015, and 2014                                               6

     Notes to Consolidated Financial Statements                                        8

Independent Auditor's Report

       To the Board of Directors of Midland National Life Insurance Company and
       Subsidiaries:

       We have audited the accompanying consolidated financial statements of
       Midland National Life Insurance Company and its subsidiaries (the "Company"), which comprise the consolidated balance sheets as of December 31, 2016 and
       2015, and the related consolidated statements of income, of comprehensive income, of stockholder's equity and of cash flows for each of the three years in the period ended December 31, 2016.

       Management's Responsibility for the Consolidated Financial Statements

       Management is responsible for the preparation and fair presentation of the consolidated financial statements in accordance with accounting principles generally accepted in the United States of America; this includes the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of consolidated financial statements that are free from material misstatement, whether due to fraud or error.

       Auditor's Responsibility

       Our responsibility is to express an opinion on the consolidated financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free from material misstatement.

       An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the consolidated financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the consolidated financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company's preparation and fair presentation of the consolidated financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

       Opinion

       In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Midland National
       Life Insurance Company and its subsidiaries as of December 31, 2016 and 2015, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2016 in accordance with accounting principles generally accepted in the United States of America.

       PricewaterhouseCoopers LLP

       March 30, 2017

       PricewaterhouseCoopers LLP, 699 Walnut, Suite 1300, Des Moines, IA 50309
       T: (515) 246-3800, F: (515) 246-3811, www.pwc.com/us

MIDLAND NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
CONSOLIDATED BALANCE SHEETS
DECEMBER 31, 2016 and 2015
(Amounts in Thousands, except share amounts)
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                2016                2015
                                                                                          ------------------  ------------------
ASSETS
Investments
    Fixed maturities, available-for-sale, at fair value                                       $  42,823,366       $  36,370,496
    Equity securities, available-for-sale, at fair value                                            409,220             486,423
    Mortgage loans                                                                                4,563,756           4,411,801
    Policy loans                                                                                    356,356             357,805
    Short-term investments                                                                          313,957             802,297
    Derivative instruments                                                                          554,374             363,853
    Other invested assets                                                                           827,759             864,934
                                                                                          ------------------  ------------------
       Total investments                                                                         49,848,788          43,657,609

Cash                                                                                                295,062             150,972
Accrued investment income                                                                           357,018             313,436
Deferred policy acquisition costs and present                                                     2,054,278           1,811,664
value of future profits of acquired businesses
Deferred sales inducements                                                                          588,989             530,061
Other receivables, other assets and property, plant and equipment                                   769,739             610,597
Reinsurance receivables                                                                           1,771,520           1,751,861
Separate account assets                                                                           1,572,457           1,450,499
                                                                                          ------------------  ------------------
       Total assets                                                                           $  57,257,851       $  50,276,699
                                                                                          ==================  ==================

LIABILITIES
Policyholder account balances                                                                 $  41,782,958       $  36,381,071
Policy benefit reserves                                                                           1,780,044           1,613,143
Policy claims and benefits payable                                                                  230,796             203,891
Notes payable                                                                                       499,828             383,440
Repurchase agreements, other borrowings and collateral on
    derivative instruments                                                                        5,554,394           4,266,694
Deferred income tax                                                                                 587,243             657,371
Other liabilities                                                                                   685,719             891,263
Separate account liabilities                                                                      1,572,457           1,450,499
                                                                                          ------------------  ------------------
       Total liabilities                                                                         52,693,439          45,847,372
                                                                                          ------------------  ------------------

STOCKHOLDER'S EQUITY
Common stock, $1 par value, 1,000 shares authorized,
  issued and outstanding                                                                              2,549               2,549
Additional paid-in capital                                                                          513,550             493,893
Retained earnings                                                                                 3,407,282           3,075,580
Accumulated other comprehensive income                                                              641,391             843,065
                                                                                          ------------------  ------------------
    Total Midland National Life stockholder's equity                                              4,564,772           4,415,087
Noncontrolling interest                                                                                (360)             14,240
                                                                                          ------------------  ------------------
       Total stockholder's equity                                                                 4,564,412           4,429,327
                                                                                          ------------------  ------------------
          Total liabilities and stockholder's equity                                          $  57,257,851       $  50,276,699
                                                                                          ==================  ==================

      The accompanying notes are an integral part of the consolidated financial statements.

MIDLAND NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
CONSOLIDATED STATEMENTS OF INCOME
FOR THE YEARS ENDED DECEMBER 31, 2016, 2015 and 2014
(Amounts in Thousands)
---------------------------------------------------------------------------------------------------------------------------

                                                                              2016              2015             2014
                                                                         ---------------   ---------------  ---------------

REVENUES
Premiums                                                                     $  239,271        $  236,434       $  232,994
Charges on interest sensitive and investment-type products                      553,899           468,696          423,206
Net investment income                                                         1,706,442         1,575,899        1,725,708
Net gains on derivatives and derivative instruments                              36,344           282,414          343,313
Net realized investment gains                                                   192,309           123,442          237,092

Other-than-temporary impairment losses                                          (83,433)         (120,462)         (53,031)
Non-credit portion in other comprehensive income                                      -                 -                -
                                                                         ---------------   ---------------  ---------------
Net impairment loss recognized in earnings                                      (83,433)         (120,462)         (53,031)

Other income (loss)                                                              (7,265)             (796)          18,722
                                                                         ---------------   ---------------  ---------------
       Total revenue                                                          2,637,567         2,565,627        2,928,004
                                                                         ---------------   ---------------  ---------------

BENEFITS AND EXPENSES
Interest credited to policyholder account balances                              692,026           896,087        1,205,610
Benefits incurred                                                               644,525           481,481          519,672
Amortization of deferred sales inducements                                       57,818            93,541           48,093
                                                                         ---------------   ---------------  ---------------
       Total benefits                                                         1,394,369         1,471,109        1,773,375

Operating and other expenses (net of commissions and other
    expenses deferred)                                                          298,690           258,013          206,285
Amortization of deferred policy acquisition costs and
    present value of future profits of acquired businesses                      179,898           197,343           75,700
                                                                         ---------------   ---------------  ---------------
    Total benefits and expenses                                               1,872,957         1,926,465        2,055,360
                                                                         ---------------   ---------------  ---------------

    Income before income taxes                                                  764,610           639,162          872,644

Income tax provision                                                            230,851           172,276          281,049
                                                                         ---------------   ---------------  ---------------
       Net income                                                               533,759           466,886          591,595
                                                                         ---------------   ---------------  ---------------

       Plus: Net (income) loss attributable to noncontrolling interest              461            (4,665)           2,768
                                                                         ---------------   ---------------  ---------------

Net income attributable to Midland National Life                              $ 534,220         $ 462,221        $ 594,363
                                                                         ===============   ===============  ===============

      The accompanying notes are an integral part of the consolidated financial statements.

MIDLAND NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
FOR THE YEARS ENDED DECEMBER 31, 2016, 2015 and 2014
(Amounts in Thousands)
-------------------------------------------------------------------------------------------------------------------

                                                                         2016            2015            2014
                                                                     --------------  --------------  --------------

   Net income                                                         $    533,759    $    466,886    $    591,595
                                                                     --------------  --------------  --------------
   Other comprehensive income (loss):
      Net unrealized gain (loss) on available-for-sale
        investments, non-credit portion of OTTI                           (201,835)       (509,922)        818,529
      Change in pension liability                                                -               -           8,679
      Change in post-retirement liability                                      162           1,433          (5,203)
                                                                     --------------  --------------  --------------
            Total other comprehensive income (loss)                       (201,674)       (508,489)        822,005
                                                                     --------------  --------------  --------------
   Comprehensive income (loss)                                             332,085         (41,603)      1,413,600
   Plus: Comprehensive income (loss) attributable to
         noncontrolling interest                                               461          (4,665)          2,768
                                                                     --------------  --------------  --------------
      Comprehensive income (loss) attributable to
      Midland National Life                                              $ 332,546       $ (46,268)    $ 1,416,368
                                                                     ==============  ==============  ==============

      The accompanying notes are an integral part of the consolidated financial statements.

MIDLAND NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY
FOR THE YEARS ENDED DECEMBER 31, 2016, 2015 and 2014
(Amounts in Thousands)
-----------------------------------------------------------------------------------------------------------------------------

                                                          Midland National Life Insurance Co. Stockholder's Equity
                                           ----------------------------------------------------------------------------------
                                                                                   Accumulated
                                                      Additional                      Other           Non-          Total
                                            Common     Paid-in       Retained     Comprehensive    Controlling   Stockholder's
                                            Stock      Capital       Earnings        Income         Interest        Equity
                                           ---------  -----------  -------------  --------------  -------------- -------------
Balance, December 31, 2013                  $ 2,549    $ 449,179    $ 2,512,128       $ 529,549             $ -   $ 3,493,405
Total comprehensive income (loss)                 -            -        594,363         822,005               -     1,416,368
Capital contribution                              -        6,005              -               -               -         6,005
Employee stock ownership plan                     -       21,389              -               -               -        21,389
Equity transaction with
  noncontrolling interest                         -            -              -               -           1,545         1,545
Dividends paid on common stock                    -            -       (369,252)              -               -      (369,252)
                                           ---------  -----------  -------------  --------------  -------------- -------------
Balance, December 31, 2014                    2,549      476,573      2,737,239       1,351,554           1,545     4,569,460
Total comprehensive income (loss)                 -            -        462,221        (508,489)          4,665       (41,603)
Employee stock ownership plan                     -       17,320              -               -               -        17,320
Equity transaction with
  noncontrolling interest                         -            -              -               -           8,030         8,030
Dividends paid on common stock                    -            -       (123,880)              -               -      (123,880)
                                           ---------  -----------  -------------  --------------  -------------- -------------
Balance, December 31, 2015                    2,549      493,893      3,075,580         843,065          14,240     4,429,327
Total comprehensive income (loss)                 -            -        534,220        (201,674)           (461)      332,085
Capital contribution                              -       18,623              -               -               -        18,623
Employee stock ownership plan                     -        1,034              -               -               -         1,034
Equity transaction with
  noncontrolling interest                         -            -              -               -         (14,139)      (14,139)
Dividends paid on common stock                    -            -       (202,518)              -               -      (202,518)
                                           ---------  -----------  -------------  --------------  -------------- -------------
Balance, December 31, 2016                  $ 2,549    $ 513,550    $ 3,407,282       $ 641,391          $ (360)  $ 4,564,412
                                           =========  ===========  =============  ==============  ============== =============

  The accompanying notes are an integral part of the consolidated financial statements.

MIDLAND NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
CONSOLIDATED STATEMENTS OF CASH FLOWS
FOR THE YEARS ENDED DECEMBER 31, 2016, 2015, and 2014
(Amounts in Thousands)
--------------------------------------------------------------------------------------------------------------
                                                                      2016           2015            2014
                                                                  -------------  --------------  -------------

OPERATING ACTIVITIES
Net income                                                         $   533,759     $   466,886    $   591,595
Adjustments to reconcile net income to net cash
   provided by operating activities
   Amortization of deferred policy acquisition costs,
       deferred sales inducements and present value
       of future profits of acquired businesses                        237,716         290,884        123,793
   Net amortization of premiums and discounts
       on investments                                                 (132,849)       (147,613)      (145,652)
   Amortization of index options                                       297,169         327,674        199,025
   Employee stock ownership plan                                         1,034          17,320         21,389
   Policy acquisition costs deferred                                  (389,265)       (349,561)      (279,766)
   Sales inducements deferred                                          (94,747)       (116,128)      (115,144)
   Net realized investment (gains) and net
       impairment losses recognized in earnings                       (108,876)         (2,980)      (184,061)
   Net (gains) losses on derivatives and derivative
       instruments                                                     (36,344)       (282,414)      (343,313)
   Provision (benefit) for deferred income taxes                        38,465          34,488        (17,727)
   Net interest credited and product charges on
       interest sensitive and investment-type products                 471,429         771,376      1,202,534
   Changes in other assets and liabilities
      Net receivables                                                 (180,378)       (277,572)       (99,442)
      Net payables                                                     (77,170)         15,816         77,252
      Policy benefits and reserves                                     443,547         180,068        281,392
      Other, net                                                        63,732          73,375       (144,591)
                                                                  -------------  --------------  -------------
       Net cash provided by operating activities                   $ 1,067,222     $ 1,001,619    $ 1,167,284
                                                                  -------------  --------------  -------------

INVESTING ACTIVITIES
Proceeds from investments sold, matured or repaid
   Fixed maturities                                               $  8,417,266    $  6,056,586   $  5,975,089
   Equity securities                                                   156,643         153,572          8,194
   Mortgage loans                                                      417,589         196,255        219,765
   Other invested assets                                               197,605          79,143         57,586
Cost of investments acquired
   Fixed maturities                                                (14,867,896)     (8,192,704)    (7,293,375)
   Equity securities                                                   (92,982)        (51,664)      (156,526)
   Mortgage loans                                                     (593,178)     (1,661,568)    (1,217,892)
   Derivative instruments                                             (174,632)       (234,002)       (89,611)
   Other invested assets                                              (180,434)        (34,949)       (32,117)
Net change in policy loans                                               1,449           4,376         (8,159)
Net change in short-term investments                                   488,340        (120,945)      (527,705)
Net change in collateral on derivatives                                145,630        (102,798)       (34,382)
Net change in amounts due to/from brokers                             (206,361)          2,648         25,277
                                                                  -------------  --------------  -------------
    Net cash used in investing activities                           (6,290,961)     (3,906,050)    (3,073,856)
                                                                  -------------  --------------  -------------

FINANCING ACTIVITIES
Receipts from universal life and investment products                 6,915,383       5,128,084      3,370,222
Benefits paid on universal life and investment products             (2,607,978)     (2,646,427)    (2,072,809)
Net change in repurchase agreements and other borrowings             1,142,070         319,775        616,419
Issuance of notes payable                                                    -               -        241,440
Capital contributions received                                          18,623               -          6,005
Capital contributions received from noncontrolling interest            102,249           8,031          4,313
Dividends paid on common stock                                        (202,518)       (123,880)      (369,252)
                                                                  -------------  --------------  -------------
    Net cash provided by financing activities                        5,367,829       2,685,583      1,796,338
                                                                  -------------  --------------  -------------

Net change in cash                                                     144,090        (218,848)      (110,234)

Cash at beginning of year                                              150,972         369,820        480,054
                                                                  -------------  --------------  -------------

Cash at end of year                                                $   295,062     $   150,972    $   369,820
                                                                  =============  ==============  =============

SUPPLEMENTAL INFORMATION
   Cash paid during the year for
   Income taxes                                                    $   262,191     $   200,000    $   147,000
   Interest on other borrowings                                         14,943           7,259          5,245

  The accompanying notes are in integral part of the consolidated financial statements.

MIDLAND NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(Dollars in Thousands)
------------------------------------------------------------------------------------------

1.      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

        Organization

        Midland  National Life  Insurance  Company and  Subsidiaries  ("Midland  National"
        or the  "Company")  is a wholly  owned  subsidiary  of  Sammons  Financial  Group,
        Inc.   ("SFG").   SFG  is  an  indirect   wholly  owned   subsidiary   of  Sammons
        Enterprises,   Inc.   ("SEI").   Midland   National   has   three   wholly   owned
        subsidiaries.   MNL  Reinsurance   Company  ("MNL  Re")  and  Solberg  Reinsurance
        Company  ("Solberg  Re") are  captive  reinsurance  companies  domiciled  in Iowa.
        Midland  National  Services  Corporation,  LLC  ("MNSC")  is  a  Delaware  Limited
        Liability  Company  created as a wholly owned  subsidiary  of Midland  National to hold agreed  amounts for  payment of facility  fees and other  amounts due under a credit  facility  agreement  that governs a letter of credit  arrangement  between several  SFG  entities  and a  large  commercial  bank.  Midland  National  offers individual  life and annuity  products in 49 states and the  District of Columbia.
        The  Company  is  affiliated   through   common   ownership  with  North  American
        Company for Life and Health Insurance ("North American").

        Basis of presentation

        The  consolidated  financial  statements  have been  prepared in  conformity  with
        accounting   principles  generally  accepted  in  the  United  States  of  America
        ("GAAP")  and  reflect the  consolidation  of the  Company  with its wholly  owned subsidiaries  and  all  entities  for  which  it  holds  a  controlling  financial interest.  Intercompany transactions have been eliminated in consolidation.

        The Company has a financial  interest in several  entities where it is required to determine  whether the entity should be  consolidated  in the Company's  financial statements.  For each  financial  interest,  the  Company  performs an analysis to determine  whether it has a controlling  financial  interest in an entity by first evaluating  whether the entity is a voting interest entity or a variable  interest entity ("VIE").  The analysis requires the evaluation of several  characteristics, including the  determination of whether an entity has sufficient equity at risk to allow it to adequately  finance its activities,  the  determination of whether the party with the power to direct the activities of the entity has equity  investment at risk in the  entity,  and  whether  the  equity  investment  at risk  lacks the obligation to absorb  expected  losses or the right to receive  expected  residual returns.

        Voting  interest  entities are entities in which the total  equity  investment  at risk is  sufficient to enable the entity to finance its  activities  independently and the equity holders have the obligation to absorb losses,  the right to receive residual returns,  and the right to make decisions about the entity's  activities.
        The  usual  condition  for  a  controlling  financial  interest  in an  entity  is ownership of a majority voting  interest.  Accordingly,  the Company  consolidates voting interest entities in which it has a majority voting interest.

        If an entity is  determined  to be a VIE, the next step is the  identification  of the  primary  beneficiary  of the VIE. An  enterprise  is deemed to be the primary beneficiary  of a VIE if it has both (i) the power to direct the activities of the entity that most significantly  impact the VIE's economic success and (ii) has the obligation  to  absorb  losses or  receive  benefits  that  could  potentially  be significant  to the  VIE,  or  both.  The  Company  determines  whether  it is the
        primary   beneficiary  of  a  VIE  by  performing  an  analysis  that  principally considers:  (i) the VIE's  purpose  and  design,  including  the risks the VIE was designed to create and pass through to its  variable  interest  holders,  (ii) the
        VIE's  capital  structure,  (iii)  the  terms  between  the VIE  and its  variable interest  holders and other parties  involved  with the VIE,  (iv) which  variable interest  holders  have the power to direct  the  activities  of the VIE that most significantly impact the VIE's economic  performance,  (v) which variable interest holders  have the  obligation  to absorb  losses or the right to receive  benefits from the VIE that could  potentially  be  significant  to the VIE and (vi) related party  relationships.  The party that is the primary beneficiary  consolidates the
        financial   results  of  the  VIE.  The  Company  will   continue  to  assess  its
        investments  on  an  ongoing  basis  as   circumstances   may  change  whereby  an
        entity  could be  determined  to be a VIE.  The  Company  could  become a  primary beneficiary in such a VIE, or an entity's  characteristics could change whereby it
        is  no  longer  a  VIE.  All  of  these  situations   could   potentially  have  a
        corresponding  impact  on  the  Company's   consolidated   financial   statements.
        When the Company does not have a controlling  financial  interest in an entity but exerts  significant  influence over the entity's  operating and financial policies
        (generally  defined  as  owning  a  voting  interest  of 20% to  50%)  and  has an
        investment   in  common  stock  or   in-substance   common   stock,   the  Company
        primarily  accounts for its investment using the equity method of accounting.  For certain  limited  partnerships,  the threshold for the equity method of accounting is 5%.

        See Note 7 for  further  discussion  related  to the  Company's  involvement  with
        VIEs.

        Use of estimates

        The  preparation  of  financial   statements  in  conformity  with  GAAP  requires
        management   to  make   estimates  and   assumptions   that  affect  the  reported
        amount  of  assets  and  liabilities  and  disclosure  of  contingent  assets  and liabilities at the date of the financial  statements  and the reported  amounts of revenues and expenses  during the reporting  period.  Actual  results could differ significantly from those estimates.

        The  most  significant  areas  which  require  the use of  management's  estimates
        relate  to  the   determination  of  the  fair  values  of  financial  assets  and liabilities,  derivatives  and derivative  instruments,  impairment of securities, income taxes,  deferred policy acquisition costs ("DAC"),  present value of future profits of acquired  businesses  ("PVFP"),  deferred  sales  inducements  ("DSI"), reinsurance receivables and policy benefit reserves.

        Interest rate risk

        The  Company  is  subject to the risk that  interest  rates will  change and cause
        changes   in   investment   prepayments   and   changes   in  the   value  of  its
        investments.  Policyholder  persistency  is also  affected  by changes in interest rates.  The Company  manages its interest  rate risk by  monitoring  its asset and liability  durations  within a predetermined  range. It will mitigate this risk by rebalancing  assets  when  it  approaches  the  boundaries  of the  pre-determined range.  To the extent that  fluctuations  in  interest  rates cause the cash flows
        and  duration  of  assets  and   liabilities   to  differ  from  product   pricing
        assumptions,  the  Company  may have to sell assets  prior to their  maturity  and realize a loss.

        Liquidity risk

        Market  conditions for fixed income  securities  could be such that illiquidity in the markets  could make it difficult  for the Company to sell  certain  securities and generate cash to meet  policyholder  obligations.  Management  believes it has adequate liquidity in its investment  portfolio and other sources of funds to meet any future policyholder obligations.

        Counterparty risk

        The  Company  enters  into  derivative  and  repurchase  agreements  with  various financial institution  counterparties.  The Company is at risk that any particular counterparty will fail to fulfill its obligations  under  outstanding  agreements.
        The  Company  generally  limits  this  risk  by  selecting   counterparties   with
        long-standing  performance  records and with credit  ratings of "A" or above.  The amount of exposure to each  counterparty is essentially  the net replacement  cost or fair value for such agreements with each counterparty,  as well as any interest due the Company from the last interest  payment period less any collateral  posted by the counterparty.

        Fair value of financial assets, financial liabilities, and financial instruments

        The Company can elect an option to record at fair value certain  financial  assets and financial  liabilities.  The election is  irrevocable  and is made contract by contract.  The Company  has  elected to utilize the fair value  option for certain fixed maturity investments designated as hybrid instruments.

        Fair  value  estimates  are  significantly   affected  by  the  assumptions  used,
        including  discount rates and estimates of future cash flows.  Although fair value
        estimates  are  calculated  using   assumptions   that  management   believes  are
        appropriate,   changes  in  assumptions   could  cause  these  estimates  to  vary
        materially.   In  that  regard,   the  derived  fair  value  estimates  cannot  be
        substantiated  by  comparison  to  independent  markets and, in some cases,  could not be realized in the immediate settlement of the instruments.  Accordingly,  the
        aggregate  fair  value  amounts   presented  in  Note  3  may  not  represent  the
        underlying value to the Company.

        The Company uses the following  methods and  assumptions  in  estimating  the fair value of its financial instruments:

        Available-for-sale securities

        Fair value for fixed  maturity and equity  securities is obtained  primarily  from independent  pricing  sources,  broker  quotes and fair  value/cash  flow  models.
        Fair value is based on quoted market prices,  where available.  For securities not actively  traded,  fair value is estimated using values obtained from  independent pricing  services or broker  quotes.  When values are not  available  from pricing services  or  broker  quotes,  such  as  private  placements  including  corporate securities,  asset-backed securities,  commercial  mortgage-backed and residential
        mortgage-backed   securities,   fair  value  may  be  estimated   by   discounting
        expected  future cash flows using a current  market rate  applicable to the yield, credit quality and maturity of the investments.

        Mortgage loans

        Fair value for  mortgage  loans is  estimated  using a  duration-adjusted  pricing methodology  that  reflects  changes  in market  interest  rates and the  specific interest-rate  sensitivity  of each  mortgage.  Price  changes  derived  from  the
        monthly   duration-adjustments  are  applied  to  the  mortgage  portfolio.   Each
        mortgage  modeled is assigned a spread  corresponding  to its risk profile.  These spreads are adjusted for current  market  conditions.  Fair value is also adjusted by internally generated illiquidity and default factors.

        Short-term investments

        The  carrying  amounts for  short-term  investments,  which  primarily  consist of money  market  funds,  direct  reverse  repurchase  agreements,  certain  interest bearing deposits held by various  commercial banks,  certificates of deposit,  and fixed income securities acquired with less than one year to maturity,  approximate fair value due to their short-term nature.

        Derivative instruments

        Fair  value for  options is based on  internal  financial  models or  counterparty
        quoted   prices.   Variation   margin   accounts,   consisting  of  cash  balances
        applicable to open futures  contracts,  held by counterparties are reported at the cash balances,  which is equal to fair value.  Fair value for interest rate swaps, interest rate floors,  interest  rate caps,  foreign  currency  forwards and other derivatives  is based on  exchange  prices,  broker  quoted  prices or fair values provided by the counterparties.

        Other invested assets

        Other  invested  assets  consist  primarily of limited  partnerships.  The Company measures  the fair  value of  limited  partnerships  on the basis of the net asset value per share of the  investment  (or its  equivalent) if the net asset value of the investment (or its  equivalent) is calculated in a manner  consistent with the
        measurement   guidance  issued  by  the  Financial   Accounting   Standards  Board
        ("FASB") for investment companies as of the reporting entity's measurement date.

        Reinsurance receivables - embedded derivatives from reinsurance ceded

        Fair value for embedded  derivatives  related to  coinsurance  with funds withheld treaties  for  indexed  annuities  is  determined  based  on  fair  values  of the financial  instruments in the funds withheld  portfolios and on models the Company has developed to estimate the fair values of the liabilities ceded.

        Fair value for the embedded  derivative  related to a modified  coinsurance treaty for multi-year  guaranteed  annuities is based on the difference  between the fair value and the cost basis of the financial instruments  applicable to the Company's modified coinsurance agreement.

        Separate account assets

        Separate  account  assets are reported at fair value in the  consolidated  balance sheets based on quoted net asset values of the underlying mutual funds.

        Policyholder account balances

        Fair value for the Company's  liabilities for investment-type  insurance contracts is estimated using two methods.  For those contracts  without a defined  maturity, the fair value is  estimated  as the  amount  payable  on demand  (cash  surrender value).  For those contracts with known maturities,  fair value is estimated using discounted  cash flow  calculations  using interest rates  currently being offered for  similar  contracts  with  maturities  consistent  with  the  contracts  being
        valued.   The  reported   value  of  the   Company's   investment-type   insurance
        contracts   includes  the  fair  value  of  indexed  life  and  annuity   embedded
        derivatives  which are calculated using discounted cash flow valuation  techniques based on current interest rates adjusted to reflect credit risk and risk margin.

        Notes payable

        The fair value of the Company's  notes  payable is derived from a discounted  cash flow model using current market rates applicable to the yield,  credit quality and maturity of the notes.

        Repurchase   agreements,   other   borrowings   and   collateral   on   derivative
        instruments

        The fair value of the  Company's  repurchase  agreements is tied to the fair value of the  underlying  collateral  securities.  The fair  value  of other  borrowings which  consists  of  borrowings  from the  Federal  Home Loan  Bank of Des  Moines
        ("FHLB"),  approximates  its reported  value due to its short  maturity.  The fair value of collateral on derivative instruments  approximates the carrying value due to the short-term nature of the investment.  These  investments  primarily consist of cash and fixed income securities.

        Investments and investment income

        Available-for-sale securities

        The  Company is required to classify  its fixed  maturity  investments  (bonds and
        redeemable    preferred    stocks)    and   equity    securities    (common    and
        non-redeemable  preferred  stocks)  into  three  categories:  securities  that the
        Company  has  the  positive  intent  and the  ability  to  hold  to  maturity  are classified as "held-to-maturity;"  securities that are held for current resale are
        classified   as  "trading   securities;"   and   securities   not   classified  as
        held-to-maturity     or    as    trading     securities    are    classified    as
        "available-for-sale."  Investments  classified  as trading  or  available-for-sale are  required  to be reported at fair value in the  consolidated  balance  sheets.
        The Company currently has no securities classified as held-to-maturity or trading.

        Available-for-sale  securities are  classified as such if not  considered  trading securities  or if  there  is not the  positive  intent  and  ability  to hold  the securities  to  maturity.  Such  securities  are  carried  at fair  value with the unrealized  holding  gains  (losses)  and  non-credit  related  impairment  losses included  as a  component  of other  comprehensive  income  (loss)  ("OCI") in the
        consolidated   statements  of  comprehensive   income.  OCI  is  reported  net  of
        related   adjustments  to  intangibles   (primarily  DAC,  DSI,  unearned  revenue
        liability and future policy benefits),  deferred income taxes, and the accumulated unrealized  holding  gains  (losses) on  securities  sold which are released  into income as realized investment gains (losses).

        For   collateralized    mortgage    obligations   ("CMOs")   and   mortgage-backed
        securities,  the  Company  recognizes  income  using a  constant  effective  yield
        based  on  anticipated   prepayments  and  the  estimated  economic  life  of  the
        securities.  When actual  prepayments  differ from  anticipated  prepayments,  the
        effective   yield  is   recalculated  to  reflect  actual  payments  to  date  and anticipated  future  payments.  The net  investment in the security is adjusted to the amount  that would  have  existed  had the new  effective  yield been  applied since  the  acquisition  of the  security.  This  adjustment  is  included  in net investment  income.  Included  in this  category  is  approximately  $178,756  and
        $168,153 of  mortgage-backed  securities that are all or partially  collateralized
        by  sub-prime   mortgages  at  December  31,  2016  and  2015,   respectively.   A
        sub-prime  mortgage  is defined as a  mortgage  with one or more of the  following attributes:  weak credit score,  high  debt-to-income  ratio,  high  loan-to-value ratio  or  undocumented  income.  At  December  31,  2016 and  2015,  99% and 98%, respectively  of the Company's  securities  with sub-prime  exposure were rated as investment grade.

        Mortgage loans

        Mortgage loans consist  principally  of commercial  mortgage loans and are carried at the  adjusted  unpaid  balances.  The  Company's  lending  policies  allow  for primarily  first-lien  mortgages  that  generally  do not  exceed  75% of the fair market value of the property  allowing for sufficient  excess collateral to absorb losses  should the Company be required to  foreclose  and take  possession  of the collateral.  The  mortgage  portfolio  invests  primarily  in larger  metropolitan areas  across  the U.S.  and is  diversified  by type of  property.  Property  and casualty  insurance  is required on all  properties  covered by mortgage  loans at least  equal to the  excess  of the loan  over the  maximum  loan  which  would be
        permitted  by  law  on  the  land  without  the  buildings.   Interest  income  on
        non-performing loans is generally recognized on a cash basis.

        Policy loans

        Policy loans are carried at unpaid principal  balances,  which are approximates of fair value.

        Short-term investments

        Short-term  investments  primarily  consist of money market funds,  direct reverse
        repurchase   agreements,   certain  interest  bearing  deposits  held  by  various
        commercial banks, certificates of deposit, and fixed income securities,  stated at amortized cost, acquired with less than one year to maturity.

        Derivative instruments

        Derivative  instruments  consist  of  options,   futures,  interest  rate  floors,
        interest  rate  caps,   foreign   currency   forwards  and  interest  rate  swaps.
        Derivative instruments are reported at fair value.

        Other invested assets

        Other invested assets are primarily comprised of limited  partnerships and certain investments  held by VIE's in  situations  where the Company  has been  determined to be the primary  beneficiary.  Limited  partnerships are recorded on the cost or equity  method of accounting  depending on the  respective  ownership  percentage, ability to control or  election  to apply fair value  accounting.  In most  cases, the carrying  amounts  represent  the Company's  share of the entity's  underlying equity reported in its balance sheet.

        Other-than-temporary impairment losses

        The  Company  reviews  its  investments  to  determine  if  declines  in value are other-than-temporary.  If the fair  value  of a fixed  maturity  is less  than its amortized  cost basis or an equity  security is less than its original  cost basis at the balance  sheet date,  the Company  must assess  whether the  impairment  is other-than-temporary.

        The  Company  evaluates  factors in its  assessment  of whether a decline in value is  other-than-temporary.  Some of the  factors  evaluated  include  the  issuer's ability  to pay  the  amounts  due  according  to  the  contractual  terms  of the investment.  As well as the length of time and  magnitude  by which the fair value is less than  amortized  cost,  adverse  conditions  specifically  related  to the security,  changes to the rating of the  security by a rating  agency,  changes in the quality of  underlying  credit  enhancements  and changes in the fair value of the security subsequent to the balance sheet date.

        For fixed income  securities,  when an  other-than-temporary  impairment  ("OTTI")
        has  occurred,  the amount of the  impairment  charged  against  earnings  depends on whether the Company  intends to sell the  security or more likely than not will be required to sell the security  before  recovery of its amortized cost basis. If the Company  intends to sell the security or more likely than not will be required to sell the  security  before  recovery of its  amortized  cost basis,  the entire impairment  is  recognized  as a charge  against  earnings.  If the  Company  does not  intend to sell the  security  and it is not more  likely  than not it will be required to sell the security  before  recovery of its amortized  cost basis,  the impairment  is  bifurcated  into a credit  related loss and a  non-credit  related loss. The credit  related loss is measured as the  difference  between the present value of cash flows  expected to be collected  from the debt security and the debt security's  amortized  cost.  The amount of the credit  related loss is recognized as a charge against  earnings.  The difference  between the unrealized loss on the impaired debt  security and the credit  related loss charged  against  earnings is the non-credit related loss that is recognized in OCI.

        The  Company  uses a single  best  estimate  of cash flows  approach  and uses the effective  yield prior to the date of impairment to calculate the present value of
        cash  flows.   The   Company's   assumptions   for   residential   mortgage-backed
        securities,    commercial   mortgage-backed    securities,    other   asset-backed
        securities  and  collateralized   debt  obligations  include  collateral  pledged,
        scheduled  interest payments,  default levels,  delinquency rates and the level of nonperforming  assets for the remainder of the  investments'  expected  term.  The
        Company's  assumptions for corporate and other fixed maturity  securities  include scheduled  interest  payments and an estimated  recovery  value,  generally  based on a percentage return of the current market value.

        After  an  other-than-temporary  write-down,  the  new  cost  basis  is the  prior amortized  cost less the credit  loss.  The adjusted  cost basis is generally  not adjusted for  subsequent  recoveries  in fair value.  However,  if the Company can reasonably  estimate  future cash flows after a write-down  and the expected  cash flows  indicate  some or all of the credit  related  loss will be  recovered,  the discount or reduced  premium  recorded is amortized over the remaining life of the security.  Amortization in this instance is computed using the prospective  method and is  determined  based on the  current  estimate  of the  amount  and timing of future cash flows.

        For equity securities,  an other-than  temporary  impairment has occurred when the
        Company  determines  that it does not  have  the  ability  or  intent  to hold the security until a recovery of the original cost or the Company  determines that the security  will not recover to original  cost within a  reasonable  amount of time.
        The  Company  determines  what  constitutes  a  reasonable  amount  of  time  on a security by security basis by  considering  all available  evidence  including the length of time and  magnitude by which the fair value of the security is less than original cost.

        During  2016,  2015  and  2014,  the  Company  recorded   $83,433,   $120,462  and
        $53,031,  respectively,  of realized losses as a result of OTTI.  These losses are included  in net  impairment  loss  recognized  in  earnings  in the  consolidated statements of income.

        Investment income

        Investment  income is recorded  when earned and includes  interest  and  dividends
        received  and  accrued,   amortization  of  purchased  premium  and  discounts  on
        securities,  certain  proceeds from  derivatives  and equity earnings from limited
        partnerships.   Dividends  are  recorded  on  the  ex-dividend  date.   Investment
        expenses are reported as a reduction in investment income.

        Net realized investment gains (losses)

        Net realized  investment  gains  (losses) are  determined on the basis of specific identification of the investments.

        See Note 4 for further  discussion of the  Company's  investments  and  investment income.

        Cash

        Cash  consists of deposits  held by various  commercial  and  custodial  banks and represent short term, highly liquid investments,  which are readily convertible to cash.  The  Company  treats  certain  accounts  held by various  commercial  banks
        and  money   market   accounts  as   short-term   investments.   The  Company  has
        deposits  with  certain  financial  institutions  which exceed  federally  insured
        limits.  The  Company  has  reviewed  the   creditworthiness  of  these  financial
        institutions and believes there is minimal risk of material loss.

        Derivatives and derivative instruments

        The Company uses  derivative  instruments  to manage its fixed  indexed and policy obligation  interest  guarantees and interest rate and credit risks  applicable to its  investments.  To mitigate these risks,  the Company enters into interest rate agreements,  interest  rate floors,  interest  rate caps,  futures  contracts  and equity  indexed  call and put  options.  To  qualify  for  hedge  accounting,  the
        Company  is  required  to  formally  document  the  hedging  relationship  at  the
        inception  of  each  derivative  transaction.   This  documentation  includes  the
        specific  derivative  instrument,  risk management  objective,  hedging  strategy,
        identification   of  the  hedged  item,   specific   risk  being  hedged  and  how
        effectiveness  will  be  assessed.  To  be  considered  an  effective  hedge,  the derivative  must be highly  effective in offsetting  the  variability  of the cash flows  or  the  changes  in  fair  value  of the  hedged  item.  Effectiveness  is evaluated  on a  retrospective  and  prospective  basis.  As of December 31, 2016, the Company had no  derivatives  that  qualify as  effective  hedges.  The Company
        also  uses  foreign   currency   forwards  to  protect  itself  against   currency
        fluctuations between trade and settlement dates on foreign financial instruments.

        Derivative  instruments are carried at fair value, with changes in derivative fair value  related  to  non-hedge  derivatives  reflected  as net  gains  (losses)  on derivatives and derivative instruments in the consolidated statements of income.

        The  Company   has  certain   reinsurance   arrangements   and  fixed   maturities
        containing embedded  derivatives due to the incorporation of credit risk exposures that are not clearly and closely related to the creditworthiness of the obligor.

        The  agreements  between the Company and its  derivatives  counterparties  require the posting of  collateral  when the market  value of the  derivative  instruments exceeds  the cost of the  instruments.  Under  guidelines  implemented  under  the
        Dodd-Frank  Wall  Street  Reform  and  Consumer  Protection  Act,  the  Company or
        its  counterparties  are required to post initial and variation margin  collateral for certain swap  derivatives  entered into on or after June 10, 2013.  Collateral posted by  counterparties  is reported in the consolidated  balance sheets in cash and fixed income securities with a corresponding  liability reported in repurchase agreements, other borrowings and collateral on derivative instruments.

        See Note 5 for further  discussion of the  Company's  derivatives  and  derivative instruments.

        Accrued investment income

        Accrued  investment  income  consists  of  amounts  due  on  invested  assets.  It excludes amounts the Company does not expect to receive.

        Deferred  policy  acquisition  costs  and  present  value  of  future  profits  of acquired businesses

        Policy  acquisition  costs  that vary  with,  and are  related  to the  successful acquisition  of new and renewal  insurance  contracts  are  deferred to the extent that such costs are deemed  recoverable  from  future  profits.  The costs  result directly  from and are  essential to the contract  transaction  and would not have been  incurred by the Company had the  contract  transaction  not  occurred.  Such costs include  commissions,  policy issuance,  underwriting and medical inspection fees.  For  traditional  insurance  policies,  such costs are  amortized  over the estimated  premium  paying  period of the related  policies in  proportion  to the ratio of the annual premium revenues to the total  anticipated  premium  revenues.
        For interest sensitive  policies,  these costs are amortized over the lives of the policies in relation to the present value of actual and estimated  gross  profits.
        Recoverability  of DAC is evaluated  on an annual  basis by comparing  the current estimate of future profits to the unamortized asset balance.

        The PVFP  represents  the portion of the  purchase  price of blocks of  businesses that was allocated to the future  profits  attributable  to the insurance in force at the dates of  acquisition.  The PVFP is amortized in relationship to the actual and expected  emergence of such future  profits.  Based on current  conditions and assumptions  as to future  events,  the Company  expects to amortize  $370,  $356,
        $378,   $380,   and  $378  of  the  existing   PVFP  over  the  next  five  years.
        Recoverability  of the PVFP is evaluated  periodically  by  comparing  the current estimate of future profits to the unamortized asset balance.

        See Note 9 for further discussion of the Company's DAC and PVFP.

        Deferred sales inducements

        The  Company   defers   certain  sales   inducement   costs.   Sales   inducements
        consist  of  premium  bonuses  and  bonus  interest  on  the  Company's  life  and
        annuity   products.   The  Company   accounts   and  reports  for  certain   sales
        inducements   whereby   capitalized   costs  are   reported   separately   in  the
        consolidated  balance  sheets  and  the  amortization  of  the  capitalized  sales inducements  is  reported as a separate  component  of  insurance  benefits in the consolidated statements of income in accordance with authoritative guidance.

        See Note 9 for further discussion of the Company's DSI.

        Adjustments  of  DAC,  DSI,  and  PVFP  are  made  periodically  upon  changes  to
        current  or  estimates  of  future  gross   profits  on  interest   sensitive  and
        investment-type products to be realized from a group of policies.

        To the extent that  unrealized  investment  gains or losses on  available-for-sale securities would result in an adjustment to the amortization  pattern of DAC, DSI, and PVFP had those gains or losses  actually been realized,  the  adjustments  are recorded  directly  to  stockholders'  equity  through  OCI  as an  offset  to the unrealized investment gains or losses on available-for-sale securities.

        Reinsurance receivables

        Liabilities ceded to reinsurance  companies and receivables related to obligations
        due  from  those   reinsurers   to  the  Company  are   reported  as   reinsurance
        receivables.  Funds withheld liabilities and embedded derivatives  associated with certain annuity  coinsurance  with funds withheld  agreements are also reported as reinsurance  receivables  in the  consolidated  balance  sheets.  The Company uses reinsurance  for risk  mitigation  on life and  annuity  products  and, in certain cases,  capital  relief.  The  Company  generally  reinsures  the  excess  of each individual  risk over $1,000 on ordinary life policies in order to spread its risk of loss. The Company  remains  contingently  liable for the  liabilities  ceded in the  event  the  reinsurers  are  unable  to  meet  their  obligations  under  the reinsurance  agreements.  To limit the  possibility  of such  losses,  the Company
        evaluates   the   financial   condition  of  its   reinsurers   and  monitors  its
        concentration  of credit risk.  The Company  generally  reinsures  with  companies rated "A" or  better by A.M.  Best.  The  Company  monitors  these  ratings  on an on-going  basis  as it is at risk  that a  reinsurer  may be  downgraded  after an agreement has been entered.

        Separate account assets and liabilities

        The  separate  accounts  held  by  the  Company  are  funds  on  which  investment income and gains or losses accrue  directly to certain  policyholders.  The assets of these  accounts  are legally  separated  and are not subject to the claims that may arise out of any other  business  of the  Company.  The  Company  reports  its separate  account  assets  at fair  value.  The  underlying  investment  risks are assumed by the  policyholders.  The Company  records the  related  liabilities  at amounts equal to the fair value of the  underlying  assets.  The Company  reflects these assets and  liabilities in separate  account  assets and  liabilities in the
        consolidated   balance   sheets.   The   Company   reports  the  fees  earned  for
        administrative  and policyholder  services  performed for the separate accounts as a component of other income in the consolidated statements of income.

        Policyholder liabilities

        Policyholder account balances

        Policyholder  account  balances for  annuity,  universal  life and other  interest sensitive life insurance and investment  contracts,  reported in the  consolidated
        balance   sheets   as   policyholder   account   balances   of   $41,782,958   and
        $36,381,071  at December 31, 2016 and 2015,  respectively,  are  determined  using the  retrospective  deposit method.  Policyholder  account balances consist of the
        policyholder   deposits  and  credited  interest  and  fixed  index  credits  less surrender  charges  as well as charges  for  mortality  and policy  administrative expenses.  Interest  crediting  rates ranged  primarily from 0.5% to 6.45% in 2016 and 2015.  For annuity and life  contracts  with returns  linked to performance of an underlying  market index,  policyholder  reserves equal the combined fair value of the embedded derivative and the guaranteed component of the contract.

        Policy benefit reserves

        Policy benefit  reserves for traditional life insurance  policies  reported in the
        consolidated   balance  sheets  of  $1,780,044  and  $1,613,143  at  December  31,
        2016 and 2015,  respectively,  generally  are  computed  by the net level  premium method  based on estimated  future  investment  yield,  mortality,  morbidity  and withdrawals  that  were  appropriate  at the  time the  policies  were  issued  or acquired.  Interest  rate  assumptions  ranged  from  5.70%  to  9.00% in 2016 and
        5.75% to 9.00% in 2015.

        Included  in  the  Company's   policyholder   account  value  and  policy  benefit
        reserves are additional  reserves held for certain long duration  contracts  where benefit  features result in gains in early years followed by losses in later years as well as  additional  reserves for  annuities  with certain  guaranteed  minimum withdrawal or guaranteed minimum death benefits.

        Policy claims and benefits

        The liability  for policy  claims and benefits  payable  includes  provisions  for reported claims and estimates for claims  incurred but not reported,  based on the terms  of the  related  policies  and  contracts  and on prior  experience.  Claim liabilities  are based on  estimates  and are  subject to future  changes in claim severity and  frequency.  Estimates  are  periodically  reviewed  and  adjustments are reflected in benefits incurred in the consolidated statements of income.

        Recognition of traditional life insurance revenue and policy benefits

        Traditional  life  insurance  products  include  those  products  with  fixed  and guaranteed  premiums and  benefits.  Life  insurance  premiums are  recognized  as premium  income  when due.  Benefits  and  expenses  are  associated  with  earned premiums  so as to  result  in  recognition  of  profits  over  the  life  of  the contracts.  This  association is accomplished by means of the provision for policy benefit reserves and the amortization of DAC.

        Recognition   of  revenue  and  policy   benefits  for  interest   sensitive  life
        insurance products and investment contracts ("interest sensitive policies")

        Interest  sensitive  policies are issued on a periodic and single  premium  basis.
        Amounts  collected  are  credited  to  policyholder  account  balances.   Revenues
        from interest sensitive policies consist of charges assessed against  policyholder account balances for the cost of insurance,  policy administration,  and surrender charges.  Revenues  also  include  investment  income  related to the  investments that support the policyholder  account  balances.  Policy benefits and claims that are  charged  to  expense  include  benefits  incurred  in the period in excess of related  policyholder  account balances.  Benefits also include interest and fixed index amounts credited to the account balances.

        Repurchase agreements

        As  part  of  its  investment   strategy,   the  Company  enters  into  repurchase
        agreements   to   increase   the   Company's   investment   return.   The  Company
        accounts  for  these  transactions  as  secured   borrowings,   where  the  amount
        borrowed  is tied to the  fair  value  of the  underlying  collateral  securities.
        Repurchase   agreements   involve  a  sale  of  securities  and  an  agreement  to
        repurchase  the same  securities at a later date at an  agreed-upon  price.  As of
        December   31,   2016  and   2015,   there   were   $3,549,703   and   $2,876,442,
        respectively,   of  such   agreements   outstanding.   The  collateral  for  these
        agreements is reported in fixed maturities in the consolidated balance sheets.

        Income taxes

        Prior to 2014,  the Company and its  eligible  subsidiaries  filed a  consolidated
        Federal  income  tax  return  with SEI and its other  eligible  subsidiaries.  The
        policy  for  intercompany   allocation  of  Federal  income  taxes  was  that  the
        Company  computed  the  provision  for  income  taxes on a separate  return  basis
        as  if  the  Company  and  its  eligible   subsidiaries   were  filing  their  own
        consolidated  return.  The Company  made  payment to, or  received  payment  from,
        SEI in the amount it would have paid to, or received  from,  the Internal  Revenue
        Service  ("IRS")  had it  filed  a  consolidated  tax  return  with  only  its own subsidiaries.

        The  Company  recognized  deferred  income  tax  assets  and  liabilities  for the expected  future tax effects  attributable  to temporary  differences  between the financial  statement  and tax  return  bases of assets and  liabilities,  based on enacted tax rates  expected to apply to taxable income in the periods in which the
        deferred  tax asset or  liability  is expected  to be  realized  or settled.   The
        effect of a change in tax laws or rates on  deferred  tax assets  and  liabilities
        was recognized in income in the period in which such change is enacted.   Deferred
        tax assets  were  reduced by a valuation  allowance  if it is more likely than not that all or some portion of the deferred tax assets will not be realized.

        If applicable,  the Company's liability for income taxes would include a liability for  unrecognized  tax benefits,  interest and penalties which relate to tax years
        still  subject to review by the IRS or other  taxing  jurisdictions.   The Company
        recognizes tax benefits only on tax positions  where it is more likely than not to prevail if reviewed by the IRS or another taxing authority.

        Comprehensive income

        Comprehensive   income  for  the  Company  includes  net  income  and  OCI,  which
        includes  changes  in  pension  liability  and  post-retirement   liability,   net
        unrealized  investment  gains  (losses)  on  available-for-sale   securities,  and
        non-credit portion of OTTI losses.

        Out of period adjustments

        For the  year  ended  December  31,  2016,  the  Company  recorded  out of  period adjustments  that  resulted  in  decreasing  pre-tax  net income by $3,240 and net
        income  by  $2,106  and  decreasing   comprehensive  income  by  $29,233  for  the
        year ended  December 31,  2016.   These  adjustments  primarily  relate to certain
        long  duration  contracts  where benefit  features  result in gains in early years followed by losses in later years.  The  adjustments  are offsets to  amortization of DAC and DSI,  policy  product  charges  and  benefits  incurred  as a result of realized  and  unrealized  gains  and  losses  on  available-for-sale  investments
        allocated  to  these  long  duration  contracts.   Management  has  evaluated  the
        impact of these errors and out of period  adjustments  and concluded  they are not material to any previously reported or current financial statements.

2.      EFFECTS OF NEW AUTHORITATIVE GUIDANCE

        Recently adopted authoritative guidance

        Repurchase Agreements

        In  June  2014,  the  FASB  issued   guidance   requiring   enhanced   disclosures
        regarding  repurchase  agreements,  repurchase to maturity and securities  lending transactions.  The additional  disclosures  required  include (1) a disaggregation of the gross  obligation  by the class of  collateral  pledged,  (2) the remaining maturity  of the  repurchase  agreements,  (3) a  discussion  of  potential  risks associated  with the  agreements  and  collateral  pledged.  The new  guidance  is effective  for the  Company  beginning  January  1, 2015.  Other  than  additional disclosures,  the  adoption  of this  guidance  did not  have  any  impact  on the consolidated financial statements.

        Simplifying the Presentation of Debt Issuance Costs

        In April 2015,  the FASB issued  guidance  requiring  changes to the balance sheet presentation  of debt  issuance  costs.  The change  requires  that debt  issuance costs be presented in the balance  sheet as a direct  deduction  from the carrying amount of the related debt liability.  The new guidance became  effective  January
        1, 2016 and  retrospective  application  is required.  The guidance did not have a material impact on the Company's financial statements.

        Recently issued authoritative guidance

        Consolidation

        In  February  2015,  the FASB  issued  an  update  to the  consolidation  guidance
        regarding  VIEs.  The  updated  guidance   changed  the  evaluation   process  and
        criteria in determining  whether an identified VIE is required to be  consolidated in the  Company's  consolidated  financial  statements  and  disclosures.  The new guidance  was  effective  beginning  January  1, 2016.  Implementation  of the new guidance  did not result in any changes to the  consolidation  conclusions  on any
        VIEs.

        Disclosures  for  Investments  in Certain  Entities that Calculate Net Asset Value per Share

        In  May  2015,  the  FASB  issued   guidance  which  removes  the  requirement  to
        categorize  within the fair value  hierarchy all  investments for which fair value is  measured  using the net asset  value per share  practical  expedient.  The new guidance  was  effective  beginning  January 1, 2016.  The guidance did not have a material impact on the Company's financial statements.

        Recognition and Measurement of Financial Assets and Financial Liabilities

        In January 2016, the FASB issued  updated  guidance  regarding the  recognition of
        financial  assets  and   liabilities.    The  updated  guidance   requires  equity
        investments  (except  those  accounted  for under the equity  method of accounting or those that result in  consolidation)  to be measured at fair value with changes
        in fair  value  recognized  in net  income.   The  guidance  also  eliminates  the
        requirement to disclose fair value of financial  instruments measured at amortized cost as well as  requires  the  separate  presentation  of  financial  assets  and liabilities  by  measurement  category and form of financial  asset on the balance
        sheet.   The new  guidance  will be  effective  beginning  January  1,  2018.  The
        Company  is   currently   assessing   the  impact  of  the  new  guidance  on  its
        consolidated financial statements.

        Lease Accounting

        In February 2016,  the FASB issued  guidance that will require  recognizing  lease assets and  liabilities  on the balance sheet as well as enhanced  disclosures  on leasing  arrangements.  The  guidance  is  effective  beginning  January  1, 2019.
        The  Company  is  currently  assessing  the  impact  of the  new  guidance  on its consolidated financial statements.

        Measurement of Credit Losses on Financial Instruments

        In June 2016,  the FASB issued  guidance  that  changes the  impairment  model for loans,  available-for-sale  securities  as well as  reinsurance  receivables.  The model for loans and other  receivables  is moving from an  incurred  loss model to an expected loss model.  The  impairment  model for available for sale  securities is similar  to  current  GAAP,  however  credit  losses  will be  presented  as an allowance  that  can be  reversed  if  credit  improves.  The  new  guidance  also eliminates  the use of the length of time an available  for sale security has been in an  unrealized  loss  position in order to avoid  recording a credit loss.  The new  guidance  will be  effective  January  1,  2020.  The  Company  is  currently
        assessing  the  impact  of  the  new  guidance  on  its   consolidated   financial
        statements.

        Statement of Cash Flows

        In August  2016,  the FASB issued  guidance  that  provides  clarification  on the classification  of certain cash  receipts  and  payments in the  statement of cash flows.  The guidance will be effective  January 1, 2018.  The Company is currently
        assessing  the  impact  of  the  new  guidance  on  its   consolidated   financial
        statements.

3.      FAIR VALUE OF FINANCIAL INSTRUMENTS

        The  carrying  value  and  estimated   fair  value  of  the  Company's   financial
        instruments are as follows:

                                                    December 31, 2016             December 31, 2015
                                               ----------------------------  ---------------------------
                                                 Carrying      Estimated      Carrying      Estimated
                                                  Value        Fair Value       Value       Fair Value
                                               -------------  -------------  ------------  -------------
Financial assets:
   Available-for-sale:
   Fixed maturities                            $ 42,823,366   $ 42,823,366   $ 36,370,496  $ 36,370,496
   Equity securities                                409,220        409,220       486,423        486,423
   Mortgage loans                                 4,563,756      4,499,348     4,411,801      4,392,491
   Short-term investments                           313,957        313,957       802,297        802,297
   Derivative instruments                           554,374        554,374       363,853        363,853
   Other invested assets                            827,759        833,610       864,934        869,596
   Reinsurance receivables:
   Investment-type insurance contracts ceded        967,647        885,207     1,403,875        971,902
   Separate account assets                        1,572,457      1,572,457     1,450,499      1,450,499

Financial liabilities:
   Policyholder account balances:
   Investment-type insurance contracts           33,737,182     30,865,842    24,648,214     22,716,965
   Repurchase agreements, other borrowings
     and collateral on derivative instruments     5,554,394      5,554,394     4,266,694      4,266,694
   Notes payable                                    499,828        369,093       383,440        398,576
   Other liabilities - derivative instruments        21,364         21,364            59             59

        Fair value measurements

        Fair value is based on an exit  price,  which is the price that would be  received to sell an  asset  or paid to  transfer  a  liability  in an  orderly  transaction between  market  participants  at the  measurement  date.  The fair value guidance also establishes a hierarchical  disclosure  framework which prioritizes and ranks the level of market price  observability used in measuring  financial  instruments at fair  value.  Market  price  observability  is affected by a number of factors, including  the  type  of  instrument  and  the  characteristics  specific  to  the instrument.  Financial  instruments with readily available active quoted prices or for which fair value can be measured from actively  quoted prices  generally  will have a  higher  degree  of  market  price  observability  and a lesser  degree  of judgment used in measuring fair value.

        The  Company  determines  the fair  value of its  investments,  in the  absence of observable  market  prices,  using the  valuation  methodologies  described  below applied on a  consistent  basis.  For some  investments,  market  activity  may be minimal  or  nonexistent  and  management's  determination  of fair  value is then
        based  on  the  best   information   available  in  the   circumstances   and  may
        incorporate  management's  own  assumptions,  which involves a significant  degree of judgment.

        Investments  for which market  prices are not  observable  are  generally  private investments,  securities valued using non-binding broker quotes or securities with very little trading  activity.  Fair values of private  investments are determined
        by  reference  to  public  market  or  private   transactions  or  valuations  for
        comparable  companies  or assets in the  relevant  asset  class when such  amounts are available.  If these are not available,  a discounted cash flow analysis using interest spreads adjusted for the  maturity/average  life differences may be used.
        Spread  adjustments  are intended to reflect an illiquidity  premium and take into account a variety of factors  including but not limited to senior unsecured versus secured,  par amount  outstanding,  number of  holders,  maturity,  average  life, composition of lending group, debt rating,  credit default spreads,  default rates
        and  credit  spreads   applicable  to  the  security   sector.   These   valuation
        methodologies involve a significant degree of judgment.

        Financial  instruments  measured  and  reported at fair value are  classified  and disclosed in one of the following categories.

        Level 1 - Quoted  prices are  available  in active  markets  that the  Company has the ability to access for  identical  financial  instruments  as of the  reporting date. The types of financial  instruments included in Level 1 are listed equities, mutual funds,  money market funds,  non-interest  bearing  cash,  exchange  traded futures and options,  and separate  account assets.  As required by the fair value
        measurements   guidance,  the  Company  does  not  adjust  the  quoted  price  for these financial  instruments,  even in situations  where it holds a large position and a sale could reasonably impact the quoted price.

        Level 2 - Fair  values  are  based  on  quoted  prices  for  identical  assets  or
        liabilities  in  active  and  inactive  markets.   Inactive  markets  involve  few
        transactions  for identical  assets or liabilities  and the prices are not current or price  quotations vary  substantially  over time or among market makers,  which would  include  some  broker  quotes.  Level 2 inputs  also  include  corroborated market data such as interest rate spreads, yield curves, volatilities,  prepayment speeds,  credit risks and default rates.  Financial instruments that are generally included  in this  category  include  corporate  bonds,  asset-backed  securities,
        CMOs,  short-term  securities,  less liquid and restricted  equity  securities and over-the-counter derivatives.

        Level 3 -  Pricing  inputs  are  unobservable  for the  financial  instrument  and include  situations  where  there  is  little,  if any,  market  activity  for the financial  instrument.  These  inputs may reflect the  Company's  estimates of the
        assumptions  that  market   participants   would  use  in  valuing  the  financial
        instruments.  Financial  instruments that are included in this category  generally include private corporate securities,  collateralized debt obligations and indexed life and annuity embedded derivatives.

        In certain  cases,  the inputs used to measure fair value may fall into  different levels of the fair value hierarchy.  In such cases, a financial instrument's level within the fair  value  hierarchy  is based on the  lowest  level of input that is significant to the fair value  measurement.  The assessment of the significance of a  particular  input  to the  fair  value  measurement  in its  entirety  requires judgment and considers  factors  specific to the financial  instrument.  From time to time  there may be  movements  between  levels as  inputs  become  more or less observable,  which may depend on several  factors  including  the  activity of the market  for  the  specific  security,  the  activity  of the  market  for  similar securities,  the level of risk  spreads  and the  source of the  information  from which the Company  obtains the  information.  Transfers in or out of any level are measured as of the beginning of the period.

        The  Company  relies  on third  party  pricing  services  and  independent  broker quotes to value fixed  maturity  and equity  securities.  The third party  pricing services  use  discounted  cash flow  models or the market  approach  to value the securities  when the  securities  are not  traded on an  exchange.  The  following characteristics  are  considered  in  the  valuation  process:  benchmark  yields,
        reported  trades,   issuer  spreads,   bids,  offers,   benchmark  and  comparable
        securities, estimated cash flows and prepayment speeds.

        The Company  performs both  quantitative  and qualitative  analysis of the prices.
        The  review  includes  initial  and  ongoing  review  of the third  party  pricing methodologies,  back testing of recent  trades,  and review of pricing  trends and statistics.

        The  following  tables   summarize  the  valuation  of  the  Company's   financial
        instruments  carried  at fair  value  in the  consolidated  balance  sheets  as of
        December 31, 2016 and 2015 by the fair value hierarchy  levels defined in the fair
        value   measurements   guidance.   Methods  and  assumptions   used  to  determine
        the fair values are described in Note 1:

                                                                         December 31, 2016
                                                 --------------------------------------------------------------
                                                 Quoted Prices
                                                   in Active      Significant
                                                  Markets for        Other        Significant
                                                   Identical      Observable     Unobservable
                                                  Instruments       Inputs          Inputs
                                                   (Level 1)       (Level 2)       (Level 3)         Total
                                                 --------------  --------------  --------------  --------------
Financial assets (carried at fair value):
Fixed maturities:
U.S. government and agencies                               $ -     $ 3,990,016             $ -     $ 3,990,016
Municipal securities                                         -       5,445,581          41,660       5,487,241
Corporate securities                                         -      14,714,151       1,028,210      15,742,361
Residential mortgage-backed securities                       -       3,679,282               -       3,679,282
Commercial mortgage-backed securities                        -       2,259,397          47,669       2,307,066
Asset-backed securities                                      -       8,340,567       3,091,756      11,432,323
Other debt obligations                                       -           1,753         183,324         185,077
                                                 --------------  --------------  --------------  --------------
Total fixed maturities                                       -      38,430,747       4,392,619      42,823,366
Equity securities:
Financial services                                      13,201 -       209,057 -             -         222,258
Other                                                    5,691         178,084           3,187         186,962
                                                 --------------  --------------  --------------  --------------
Total equity securities                                 18,892         387,141           3,187         409,220
Derivative instruments:
Options                                                      -         353,273               -         353,273
Interest rate swaps, interest rate floors
and interest rate caps                                       -          54,278               -          54,278
Foreign exchange derivatives                                 -             691               -             691
Futures                                                146,132               -               -         146,132
                                                 --------------  --------------  --------------  --------------
Total derivative instruments                           146,132         408,242               -         554,374
Reinsurance receivables - embedded
derivatives from reinsurance ceded:
Indexed annuity products ceded                               -               -         724,830         724,830
Annuity funds withheld and modco                             -               -         453,455         453,455
                                                 --------------  --------------  --------------  --------------
Total reinsurance receivables                                -               -       1,178,285       1,178,285
Separate account assets                              1,572,457               -               -       1,572,457

Financial liabilities (carried at fair value):
Policyholder account balances - indexed
  life and annuity embedded derivatives                    $ -             $ -     $ 3,921,846     $ 3,921,846
Other liabilites - derivative instruments:
Written options                                              -          21,343               -          21,343
Foreign exchange derivatives                                 -              21               -              21

                                                                         December 31, 2015
                                                 --------------------------------------------------------------
                                                 Quoted Prices
                                                   in Active      Significant
                                                  Markets for        Other        Significant
                                                   Identical      Observable     Unobservable
                                                  Instruments       Inputs          Inputs
                                                   (Level 1)       (Level 2)       (Level 3)         Total
                                                 --------------  --------------  --------------  --------------
Financial assets (carried at fair value):
Fixed maturities:
U.S. government and agencies                               $ -     $ 3,347,385             $ -     $ 3,347,385
Municipal securities                                         -       4,790,991               -       4,790,991
Corporate securities                                         -      13,876,316         932,756      14,809,072
Residential mortgage-backed securities                       -       2,908,262          85,676       2,993,938
Commercial mortgage-backed securities                        -       1,791,580          12,099       1,803,679
Asset-backed securities                                      -       5,843,686       2,608,425       8,452,111
Other debt obligations                                       -          12,466         160,854         173,320
                                                 --------------  --------------  --------------  --------------
Total fixed maturities                                       -      32,570,686       3,799,810      36,370,496
Equity securities:
Financial services                                      38,460         164,726           4,171         207,357
Other                                                   77,716         185,840          15,510         279,066
                                                 --------------  --------------  --------------  --------------
Total equity securities                                116,176         350,566          19,681         486,423
Derivative instruments:
Options                                                      -         158,876               -         158,876
Interest rate swaps, interest rate floors
and interest rate caps                                       -          60,273               -          60,273
Foreign exchange derivatives                                 -           1,234               -           1,234
Futures                                                143,470               -               -         143,470
                                                 --------------  --------------  --------------  --------------
Total derivative instruments                           143,470         220,383               -         363,853
Reinsurance receivables - embedded
derivatives from reinsurance ceded:
Indexed annuity products ceded                               -               -         765,194         765,194
Annuity funds withheld and modco                             -               -         361,718         361,718
                                                 --------------  --------------  --------------  --------------
Total reinsurance receivables                                -               -       1,126,912       1,126,912
Separate account assets                              1,450,499               -               -       1,450,499

Financial liabilities (carried at fair value):
Policyholder account balances - indexed
  life and annuity embedded derivatives                    $ -             $ -     $ 3,652,206     $ 3,652,206
Other liabilites - derivative instruments:
Foreign exchange derivatives                                 -              59               -              59

The following tables summarize certain financial instruments categorized as Level 3 by valuation methodology as of December 31, 2016 and 2015:

                                                               December 31, 2016
                                                 ----------------------------------------------
                                                  Third-party       Priced
                                                    Source        Internally         Total
                                                 --------------  --------------  --------------

Fixed maturities:
Municipal securities                                 $       -     $    41,660     $    41,660
Corporate securities                                         -       1,028,210       1,028,210
Commercial mortgage-backed securities                        -          47,669          47,669
Asset-backed securities                                      -       3,091,756       3,091,756
Other debt obligations                                       -         183,324         183,324
                                                 --------------  --------------  --------------
Total fixed maturities                                       -       4,392,619       4,392,619

Equity securities:
Other                                                        -           3,187           3,187
                                                 --------------  --------------  --------------
Total equity securities                                      -           3,187           3,187

Reinsurance receivables - embedded
derivatives from reinsurance ceded:
Indexed annuity products ceded                               -         724,830         724,830
Annuity funds withheld and modco                             -         453,455         453,455
                                                 --------------  --------------  --------------
Total reinsurance receivables                                -       1,178,285       1,178,285

Policyholder account balances - indexed
life and annuity embedded derivatives                $       -   $   3,921,846   $   3,921,846

                                                               December 31, 2015
                                                 ----------------------------------------------
                                                  Third-party       Priced
                                                    Source        Internally         Total
                                                 --------------  --------------  --------------

Fixed maturities:
Corporate securities                                 $       -    $    932,756    $    932,756
Residential mortgage-backed securities                       -          85,676          85,676
Commercial mortgage-backed securities                        -          12,099          12,099
Asset-backed securities                                      -       2,608,425       2,608,425
Other debt obligations                                       -         160,854         160,854
                                                 --------------  --------------  --------------
Total fixed maturities                                       -       3,799,810       3,799,810

Equity securities:
Financial services                                           -           4,171           4,171
Other                                                        -          15,510          15,510
                                                 --------------  --------------  --------------
Total equity securities                                      -          19,681          19,681

Reinsurance receivables - embedded
derivatives from reinsurance ceded:
Indexed annuity products ceded                               -         765,194         765,194
Annuity funds withheld and modco                             -         361,718         361,718
                                                 --------------  --------------  --------------
Total reinsurance receivables                                -       1,126,912       1,126,912

Policyholder account balances - indexed
life and annuity embedded derivatives                $       -   $   3,652,206   $   3,652,206

Included in the  December  31,  2016 Level 3 fixed  maturities  are  private  asset-backed
securities,   categorized   as   asset-backed   securities,   with   unique   fair   value
considerations.  The private  asset-backed  securities  consist of thirty-four  securities with a par value of $1,673,962 and the fair value of  $1,593,974.  These  securities  were
structured  by  the  Company's   investment   advisor   Guggenheim   Partners   Investment
Management  ("GPIM"),  an  affiliate,   between  2006  and  2009.  The  market  for  these
securities  is very  limited  and,  as a  result,  there  is a lack of  observable  market inputs.  These  securities are supported by invested  assets held in trusts.  The invested
assets  typically  consist  of  a  zero  coupon  U.S.   Government  or  Government  Agency
security  that has a par value and  maturity  equal to the par value and  maturity  of the applicable  asset-backed  security. The interest obligation applicable to these securities is  supported  by the  remaining  assets  held in the  trust.  As a note  holder  in these trusts,  the Company  does not have access to detailed  information  about the  underlying collateral in the trusts.  As such,  the Company makes certain  assumptions  regarding the underlying collateral in order to determine a fair value for these securities.

The Company has  developed  internal  pricing  models to determine  the fair values of the private asset-backed securities.  The internal models use cash flow projections with input
assumptions   consistent   with   market   estimates   for  AA+/Aaa   structured   finance
securities.  The models assume  limited  liquidity and include  assumptions  regarding the collateral  underlying  the interest  obligations  due to the Company's  limited access to information on the collateral.

Quantitative Information Regarding Level 3 Assets and Liabilities

        The following table summarized significant Level 3 Assets and Liabilities:

                                                                           December 31, 2016
                                        --------------------------------------------------------------------------------------------

                                         Fair Value     Valuation Techniques     Unobservable Input      Range (Weighted Average)
                                        -------------  -----------------------   -------------------   -----------------------------

Financial assets:
Fixed maturities:
    Asset backed securities              $ 3,091,756    Discounted cash flow      Spread over swaps     2.13% - 9.25% (4.03%)
                                                                                  Discount rate         2.50% - 15.00% (8.37%)

                                                        Broker Quote              Bid/Mid/Ask Price     84.25 - 101.25 (98.43)

                                                        Recent Trade              Recent trade price    98.81 - 100.00 (99.94)

                                                        Matrix Model              Yield Analysis        3.78% - 8.01% (5.57)

    Corporate securities                   1,028,210    Discounted cash flow      Spread over LIBOR     2.58% - 7.16% (3.53%)
                                                                                  Discount rate         6.75% - 7.75% (7.24%)
                                                                                  Spread over treasury  3.25% - 3.25% (3.25%)

                                                        Matrix model              Yield Analysis        6.34% - 21.70% (9.21)

                                                        Broker Quote              Bid/Mid/Ask Price     84.75 - 115.25 (91.98)

                                                        Matrix model              EBITDA multiple       6.71 - 14.2 (13.22)
                                                                                  EFCF multiple         15.1 - 15.1 (15.1)

                                                        Recent trade              Recent trade price    100.00 - 100.00 (100.00)

                                                        Distressed Pricing        Expected Recovery     2.00 - 46.50 (33.55)

    Reinsurance receivables- embedded
     derivatives from reinsurance ceded:

    Annuity funds withheld and modco         453,455    Total return swap         Mortality             1% - 10% (2%)
                                                                                  Surrender             1% - 23% (9%)
                                                                                  Withdrawal            0% - 71% (5%)
                                                                                  Credited rate         2% - 3% (3%)
                                                                                  Own credit            1.53%

    Indexed annuity products ceded           724,830    Discounted cash flow      Lapse                 50%
                                                                                  Withdrawal            20%
                                                                                  Credit risk           1.09%

Financial liabilities:
Policyholder account balances
    Indexed life and annuity
      embedded derivatives                 3,921,846    Discounted cash flow      Mortality             -10% - +20% (2%)
                                                                                  Lapse                 -10% - +50% (47%)
                                                                                  Withdrawal            0% - 20% (18%)
                                                                                  Credit risk           1.09% - 1.26% (1.10%)

Financial assets:
Fixed maturities:
    Asset backed securities              $ 2,608,425    Discounted cash flow      Spread over swaps     2.18% - 11.58% (3.81%)
                                                                                  Spread over LIBOR     2.50% - 3.89% (2.65%)
                                                                                  Discount rate         3.53% - 20% (8.40%)

                                                        Recent Trade              Recent trade price    100.00 - 100.00 (100.00)

                                                        Net Asset Value           Net asset value       120.00 - 120.00 (120.00)

    Corporate securities                     932,756    Discounted cash flow      Spread over LIBOR     1.95% - 7.51% (3.36%)
                                                                                  Discount rate         6.95% - 31.76% (10.44%)
                                                                                  Spread over treasury  2.10% - 3.80% (3.48%)

                                                        Call Date                 Near Call Date        100.00% - 102.00% (100.77%)

                                                        Matrix model              EBITDA multiple       7.0 - 22.8 (11.47)

                                                        Recent trade              Recent trade price    29.37 - 100 (75.89)

    Reinsurance receivables- embedded
     derivatives from reinsurance ceded:

    Annuity funds withheld and modco         361,718    Total return swap         Mortality             1% - 10% (2%)
                                                                                  Surrender             1% - 23% (9%)
                                                                                  Withdrawal            0% - 71% (5%)
                                                                                  Credited rate         2% - 3% (3%)
                                                                                  Own credit            1.53%

    Indexed annuity products ceded           765,194    Discounted cash flow      Lapse                 50%
                                                                                  Withdrawal            20%
                                                                                  Credit risk           1.53%

Financial liabilities:
Policyholder account balances
    Indexed life and annuity
     embedded derivatives                  3,652,206    Discounted cash flow      Mortality             0% - 20% (1%)
                                                                                  Lapse                 20% - 50% (48%)
                                                                                  Withdrawal            0% - 20% (19%)
                                                                                  Credit risk           1.53% - 1.71% (1.54%)

        The changes in financial  instruments  measured at fair value,  excluding  accrued interest  income,  for which  Level 3 inputs  were used to  determine  fair  value during 2016 and 2015 are as follows:

                                                                 December 31, 2016
                                                ------------------------------------------------------
                                                                   Realized and
                                                             Unrealized Gains (Losses)
                                                             -------------------------
                                                 Beginning   Included in  Included in
                                                  Balance    Net Income       OCI        Purchases
                                                ------------ ------------ ------------ --------------

Financial assets (carried at fair value):
Fixed maturities:
Municipal securities                                    $ -          $ -          $ -            $ -
Corporate securities                                932,756      (31,836)     131,682        290,944
Residential mortgage-backed securities               85,676            -          887              -
Commercial mortgage-backed securities                12,099            -      (12,013)         2,348
Asset-backed securities                           2,608,425      (17,131)      36,734        595,016
Other debt obligations                              160,854            7       (1,891)        40,980
                                                ------------ ------------ ------------ --------------
Total fixed maturities                            3,799,810      (48,960)     155,399        929,288

Equity securities:
Financial services                                    4,171        4,666            -              -
Other                                                15,510      (20,115)       7,263            529
                                                ------------ ------------ ------------ --------------
Total equity securities                              19,681      (15,449)       7,263            529

Reinsurance receivables - embedded
derivatives from reinsurance ceded
Indexed annuity products ceded                      765,194       32,264            -              -
Annuity funds withheld and modco                    361,718       91,737            -              -
                                                ------------ ------------ ------------ --------------
Total reinsurance receivables                     1,126,912      124,001            -              -

Financial liabilities (carried at fair value):
Policyholder account balances - indexed
life and annuity embedded derivatives (B)         3,652,206     (398,045)           -              -

(A) Included in the transfers in and/or out column above is $253,370 of securities transferred into Level 3 that did not have enough observable data to include in Level 2 at December 31, 2016 and $202,679 of securities priced using unobservable data at December 31, 2015 that were valued by a pricing service using observable market data at December 31, 2016.

(B) Excludes host accretion and the timing of crediting index credits to policyholder, which are included in interest credited to policyholder account balances in the consolidated statements of income.

                                                                 December 31, 2016
                                                -------------------------------------------------------

                                                                              Transfers in

                                                               Issuances and  and/or out of   Ending
                                                    Sales      Settlements    Level 3 (A)    Balance
                                                 ------------  -------------  ------------- -----------

Financial assets (carried at fair value):
Fixed maturities:
Municipal securities                                     $ -            $ -       $ 41,660    $ 41,660
Corporate securities                                (258,448)             -        (36,888)  1,028,210
Residential mortgage-backed securities               (19,513)             -        (67,050)          -
Commercial mortgage-backed securities                   (113)             -         45,348      47,669
Asset-backed securities                             (189,565)             -         58,277   3,091,756
Other debt obligations                               (25,970)             -          9,344     183,324
                                                 ------------  -------------  ------------- -----------
Total fixed maturities                              (493,609)             -         50,691   4,392,619

Equity securities:
Financial services                                    (8,837)             -              -           -
Other                                                      -              -              -       3,187
                                                 ------------  -------------  ------------- -----------
Total equity securities                               (8,837)             -              -       3,187

Reinsurance receivables - embedded
derivatives from reinsurance ceded
Indexed annuity products ceded                             -        (72,628)             -     724,830
Annuity funds withheld and modco                           -              -              -     453,455
                                                 ------------  -------------  ------------- -----------
Total reinsurance receivables                              -        (72,628)             -   1,178,285

Financial liabilities (carried at fair value):
Policyholder account balances - indexed
life and annuity embedded derivatives (B)                  -        128,405              -   3,921,846

(A) Included in the transfers in and/or out column above is $253,370 of securities transferred into Level 3 that did not have enough observable data to include in Level 2 at December 31, 2016 and $202,679 of securities priced using unobservable data at December 31, 2015 that were valued by a pricing service using observable market data at December 31, 2016.

(B) Excludes host accretion and the timing of crediting index credits to policyholder, which are included in interest credited to policyholder account balances in the consolidated statements of income.

                                                                December 31, 2015
                                                -------------------------------------------------------
                                                                   Realized and
                                                             Unrealized Gains (Losses)
                                                             -------------------------
                                                 Beginning   Included in  Included in
                                                  Balance    Net Income       OCI        Purchases
                                                ------------ ------------ ------------ --------------

Financial assets (carried at fair value):
Fixed maturities:
Municipal securities                               $  4,237      $     -     $   (122)      $      -
Corporate securities                                813,167      (13,127)         445        447,071
Residential mortgage-backed securities              122,039          454         (150)             -
Commercial mortgage-backed securities                 8,415            -          159         12,099
Asset-backed securities                           2,885,885      (24,764)     (36,476)       333,208
Other debt obligations                              183,030          136       (3,319)             -
                                                ------------ ------------ ------------ --------------
Total fixed maturities                            4,016,773      (37,301)     (39,463)       792,378

Equity securities:
Financial survives                                    7,661            -       (3,490)             -
Other                                                 1,631       (2,692)      (7,038)        23,641
                                                ------------ ------------ ------------ --------------
Total equity securities                               9,292       (2,692)     (10,528)        23,641

Reinsurance receivables - embedded
derivatives from reinsurance ceded
Indexed annuity products ceded                      891,676     (127,401)           -              -
Annuity funds withheld and modco                    300,017      (12,552)           -              -
                                                ------------ ------------ ------------ --------------
Total reinsurance receivables                     1,191,693     (139,953)           -              -

Financial liabilities (carried at fair value):
Policyholder account balances - indexed
life and annuity embedded derivatives (B)         3,891,058      510,590            -              -

(A) Included in the transfers in and/or out column above is $8,558 of securities transferred into Level 3 that did not have enough observable data to include in Level 2 at December 31, 2015 and $409,051 of securities priced using unobservable data at December 31, 2014 that were valued by a pricing service using observable market data at December 31, 2015.

(B) Excludes host accretion and the timing of crediting index credits to policyholder, which are included in interest credited to policyholder account balances in the consolidated statements of income.

                                                                  December 31, 2015
                                                --------------------------------------------------------

                                                                               Transfers in

                                                                Issuances and  and/or out of   Ending
                                                     Sales      Settlements    Level 3 (A)    Balance
                                                  ------------  -------------  ------------- -----------

Financial assets (carried at fair value):
Fixed maturities:
Municipal securities                                 $      -       $      -     $   (4,115)        $ -
Corporate securities                                 (118,542)             -       (196,258)    932,756
Residential mortgage-backed securities                (29,601)             -         (7,066)     85,676
Commercial mortgage-backed securities                    (268)             -         (8,306)     12,099
Asset-backed securities                              (364,680)             -       (184,748)  2,608,425
Other debt obligations                                (18,993)             -              -     160,854
                                                  ------------  -------------  ------------- -----------
Total fixed maturities                               (532,084)             -       (400,493)  3,799,810

Equity securities:
Financial survives                                          -              -              -       4,171
Other                                                     (32)             -              -      15,510
                                                  ------------  -------------  ------------- -----------
Total equity securities                                   (32)             -              -      19,681

Reinsurance receivables - embedded
derivatives from reinsurance ceded
Indexed annuity products ceded                              -            919              -     765,194
Annuity funds withheld and modco                            -         74,253              -     361,718
                                                  ------------  -------------  ------------- -----------
Total reinsurance receivables                               -         75,172              -   1,126,912

Financial liabilities (carried at fair value):
Policyholder account balances - indexed
life and annuity embedded derivatives (B)                   -       (271,738)             -   3,652,206

(A) Included in the transfers in and/or out column above is $8,558 of securities transferred into Level 3 that did not have enough observable data to include in Level 2 at December 31, 2015 and $409,051 of securities priced using unobservable data at December 31, 2014 that were valued by a pricing service using observable market data at December 31, 2015.

(B) Excludes host accretion and the timing of crediting index credits to policyholder, which are included in interest credited to policyholder account balances in the consolidated statements of income.

        The total gains  (losses)  included in earnings  related to financial  instruments categorized  at Level 3 still  held at  December  31,  2016,  2015 and 2014 are as follows:

                                                                2016         2015          2014
                                                             ------------ ------------ --------------
Financial assets (carried at fair value):
Fixed maturities:
Corporate securities                                           $ (31,836)   $ (13,127)   $   (47,602)
Asset-backed securities                                          (17,131)        (356)             -
Other debt obligations                                                 7           38             35
                                                             ------------ ------------ --------------
Total fixed maturities                                           (48,960)     (13,445)       (47,567)
                                                             ------------ ------------ --------------

Equity securities
Other                                                            (20,115)      (2,721)        (5,577)
                                                             ------------ ------------ --------------
Total equity securities                                          (20,115)      (2,721)        (5,577)
                                                             ------------ ------------ --------------

Reinsurance receivables - embedded
derivatives from reinsurance ceded:
Indexed annuity products ceded                                    32,264     (127,401)         1,955
Annuity funds withheld and modco                                  91,737      (12,552)        86,201
                                                             ------------ ------------ --------------
Total reinsurance receivables                                    124,001     (139,953)        88,156

Financial liabilities (carried at fair value):
Policy account balances - indexed life and
annuity embedded derivatives                                    (398,045)     510,590         22,612

        The following  table shows the  investments  which are included in other  invested assets  (primarily  limited  partnerships  and private equity  investments) in the consolidated balance sheets:

                                  December 31, 2016                December 31, 2015
                             ------------------------------   ------------------------------
                                 Fair          Unfunded           Fair          Unfunded
                                 Value         Commitments        Value        Commitments
                             --------------  -------------------------------  --------------

Fixed income                     $ 586,829        $ 57,623        $ 694,439        $ 64,387
Private equity                     186,414         265,883           78,685         242,261
Real estate                         37,050          25,033            8,959          14,560
Residual equity                          -               -           61,734               -
Other                               23,317               -           25,779               -
                             --------------  --------------   --------------  --------------

                                 $ 833,610       $ 348,539        $ 869,596       $ 321,208
                             ==============  ==============   ==============  ==============

        Limited  partnership  interests are not  redeemable at specific time periods.  The
        Company   receives   periodic   distributions   from   these   investments   while
        maintaining the investment for the long-term.

4.      INVESTMENTS AND NET INVESTMENT INCOME

        Available-for-sale securities

        The  amortized  cost,  gross  unrealized   gains,   gross  unrealized  losses  and
        estimated  fair value of fixed  maturities  and equity  securities  classified  as available-for-sale at December 31, 2016 and 2015 are as follows:

                                                      December 31, 2016
                                  ----------------------------------------------------------
                                                    Gross          Gross        Estimated
                                   Amortized      Unrealized     Unrealized        Fair
                                      Cost          Gains          Losses         Value
                                  -------------  -------------  -------------  -------------
Fixed maturities
   U.S. government
   and agencies                     $3,954,246      $ 137,008      $ 101,238     $3,990,016
   Municipal securities              5,096,928        497,917        107,604      5,487,241
   Corporate securities             15,176,050        768,623        202,312     15,742,361
   Residential mortgage-
   backed securities                 3,477,395        238,861         36,974      3,679,282
   Commercial mortgage-
   backed securities                 2,328,129         21,531         42,594      2,307,066
   Asset-backed securities          11,453,114        162,992        183,783     11,432,323
   Other debt obligations              173,503         11,916            342        185,077
                                  -------------  -------------  -------------  -------------
   Total fixed maturities           41,659,365      1,838,848        674,847     42,823,366

Equity securities
   Financial services                  219,539          6,031          3,312        222,258
   Other                               177,002         10,115            155        186,962
                                  -------------  -------------  -------------  -------------
   Total equity securities             396,541         16,146          3,467        409,220
                                  -------------  -------------  -------------  -------------

   Total available-for-sale       $ 42,055,906     $1,854,994      $ 678,314   $ 43,232,586
                                  =============  =============  =============  =============

                                                      December 31, 2015
                                  ----------------------------------------------------------
                                                    Gross          Gross        Estimated
                                   Amortized      Unrealized     Unrealized        Fair
                                      Cost          Gains          Losses         Value
                                  -------------  -------------  -------------  -------------
Fixed maturities
   U.S. government
   and agencies                     $3,212,023      $ 162,258      $  26,896     $3,347,385
   Municipal securities              4,211,693        588,124          8,826      4,790,991
   Corporate securities             14,347,534        727,302        265,764     14,809,072
   Residential mortgage-
   backed securities                 2,779,952        235,717         21,731      2,993,938
   Commercial mortgage-
   backed securities                 1,791,474         37,667         25,462      1,803,679
   Asset-backed securities           8,506,177        134,011        188,077      8,452,111
   Other debt obligations              159,762         13,735            177        173,320
                                  -------------  -------------  -------------  -------------
   Total fixed maturities           35,008,615      1,898,814        536,933     36,370,496

Equity securities
   Financial services                  197,508         11,080          1,231        207,357
   Other                               203,728         84,269          8,931        279,066
                                  -------------  -------------  -------------  -------------
   Total equity securities             401,236         95,349         10,162        486,423
                                  -------------  -------------  -------------  -------------

   Total available-for-sale       $ 35,409,851     $1,994,163      $ 547,095   $ 36,856,919
                                  =============  =============  =============  =============

        The  amortized  cost  and  estimated  fair  value  of   available-for-sale   fixed
        maturities  at December  31, 2016 and 2015,  by  contractual  maturity,  are shown
        below.  Expected  maturities  may  differ  from  contractual   maturities  because
        borrowers  may have the right to call or prepay  obligations  with or without call or prepayment penalties:

                                                        2016                         2015
                                              ---------------------------  ----------------------------
                                               Amortized     Estimated      Amortized      Estimated
                                                  Cost       Fair Value        Cost        Fair Value
                                              ------------- -------------  -------------  -------------

Due in one year or less                        $   211,485   $   217,354    $   208,041    $   211,774
Due after one year through five years            3,761,239     3,994,816      3,124,202      3,328,072
Due after five years through ten years           6,824,002     7,075,507      7,034,055      7,198,797
Due after ten years                             15,588,221    16,092,093     12,726,657     13,528,483
Securities not due at a single maturity date
  (primarily mortgage-backed securities)        15,274,418    15,443,596     11,915,660     12,103,370
                                              ------------- -------------  -------------  -------------

Total fixed maturities                        $ 41,659,365  $ 42,823,366   $ 35,008,615   $ 36,370,496
                                              ============= =============  =============  =============

        Gross unrealized losses

        The Company's  gross  unrealized  losses and fair value on its  available-for-sale securities,  aggregated by investment  category and length of time that individual securities have been in a continuous unrealized loss position, are as follows:

                                                                      December 31, 2016
                                  --------------------------------------------------------------------------------------------
                                       Less than 12 months             12 months or more                    Total
                                  ------------------------------  ----------------------------  ------------------------------
                                                      Gross                          Gross                          Gross
                                       Fair         Unrealized        Fair        Unrealized         Fair         Unrealized
                                      Value           Losses          Value         Losses          Value           Losses
                                  ---------------  -------------  --------------  ------------  ---------------  -------------
Fixed maturities:
U.S. government
and agencies                       $   1,576,756     $   94,553    $    368,417    $    6,685    $   1,945,173     $  101,238
Municipal securities                     933,128        103,043         141,657         4,561        1,074,785        107,604
Corporate securities                   2,630,177        121,697       2,189,772        80,615        4,819,949        202,312
Residential mortgage-
backed securities                        661,005         18,379         372,976        18,595        1,033,981         36,974
Commercial mortgage-
backed securities                        880,275         30,101         479,309        12,493        1,359,584         42,594
Asset-backed securities                2,511,983         33,801       3,978,311       149,982        6,490,294        183,783
Other debt obligations                    41,487             53          11,614           289           53,101            342
                                  ---------------  -------------  --------------  ------------  ---------------  -------------
Total fixed maturities                 9,234,811        401,627       7,542,056       273,220       16,776,867        674,847

Equity securities:
Financial services                        14,958            216          37,601         3,096           52,559          3,312
Other                                      6,218            155               -             -            6,218            155
                                  ---------------  -------------  --------------  ------------  ---------------  -------------
Total equity securities                   21,176            371          37,601         3,096           58,777          3,467
                                  ---------------  -------------  --------------  ------------  ---------------  -------------

Total available-for-sale           $   9,255,987     $  401,998   $   7,579,657    $  276,316   $   16,835,644     $  678,314
                                  ===============  =============  ==============  ============  ===============  =============

                                                                       December 31, 2015
                                  --------------------------------------------------------------------------------------------
                                       Less than 12 months             12 months or more                    Total
                                  ------------------------------  ----------------------------  ------------------------------
                                                      Gross                          Gross                          Gross
                                       Fair         Unrealized        Fair        Unrealized         Fair         Unrealized
                                      Value           Losses          Value         Losses          Value           Losses
                                  ---------------  -------------  --------------  ------------  ---------------  -------------
Fixed maturities:
U.S. government
and agencies                        $    683,649     $   13,504    $    396,868    $   13,392    $   1,080,517     $   26,896
Municipal securities                     380,318          7,689          49,438         1,137          429,756          8,826
Corporate securities                   3,979,847        152,794       1,259,222       112,970        5,239,069        265,764
Residential mortgage-
backed securities                        260,689          2,841         360,685        18,890          621,374         21,731
Commercial mortgage-
backed securities                        416,747         12,982         336,270        12,480          753,017         25,462
Asset-backed securities                3,801,619        107,341       2,246,636        80,736        6,048,255        188,077
Other debt obligations                     7,367              -          17,366           177           24,733            177
                                  ---------------  -------------  --------------  ------------  ---------------  -------------
Total fixed maturities                 9,530,236        297,151       4,666,485       239,782       14,196,721        536,933

Equity securities:
Financial services                        29,218            661          13,749           570           42,967          1,231
Other                                     43,661          7,376          53,629         1,555           97,290          8,931
                                  ---------------  -------------  --------------  ------------  ---------------  -------------
Total equity services                     72,879          8,037          67,378         2,125          140,257         10,162
                                  ---------------  -------------  --------------  ------------  ---------------  -------------

Total available-for-sale           $   9,603,115     $  305,188   $   4,733,863    $  241,907   $   14,336,978     $  547,095
                                  ===============  =============  ==============  ============  ===============  =============

        At  December  31,  2016,  the Company  held 9,685  positions  in fixed  income and equity  securities.  The above table includes  1,410  securities of 928 issuers as of December  31,  2016.  At December 31,  2016,  95% of the  unrealized  losses on
        fixed  maturities  were  securities  rated  investment  grade.   Investment  grade
        securities  are  defined as those  securities  rated AAA through BBB - by Standard
        & Poor's.  At December 31, 2016, 5% of the unrealized  losses on fixed  maturities were on securities rated below investment  grade.  Equity  securities in the above table  consist  primarily  of  non-redeemable  preferred  stocks  and an  exchange listed  common stock.  These  securities  are reviewed for  impairment in the same manner as the fixed income  securities.  At December  31,  2016,  fixed income and equity  securities  in an  unrealized  loss  position  had  fair  value  equal  to approximately 96% of amortized cost.

        The  following  summarizes  the  unrealized  losses by  investment  category as of
        December 31, 2016.

        U.S. Government and agencies

        The U. S.  government  and agencies  represents  15% of the  unrealized  losses at
        December 31, 2016.  The total  unrealized  losses in this category have  increased at  December  31, 2016  compared  to December  31,  2015.  The  unrealized  losses are applicable to securities  with yields lower than the market yield available on similar  securities  at December 31, 2016.  The table above  indicates  93% of the unrealized  losses have been in an  unrealized  loss position for twelve months or less.  Interest  rates  declined  sharply in early 2016 and  remained  low for the majority  of the year  before  increasing  sharply  late in the year.  Significant purchases  were made in this  category in 2016  during the period of low  interest rates and those securities are now at unrealized  losses due to the rise in market interest  rates  late in the  year.  At  this  time  the  Company  believes  these impairments  are  temporary  and the Company does not intend or believe it will be required to sell these securities before recovery of its amortized cost.

        Municipal securities

        The  municipal  category,  which  represents  16%  of  the  unrealized  losses  at
        December  31,  2016,  includes  bonds  issued by state and local  governments  and school  district tax credit bonds.  The total  unrealized  losses in this category have  increased  significantly  at  December  31, 2016  compared  to December  31,
        2015.  Interest  rates  declined  sharply in early 2016 and  remained  low for the majority  of the year  before  increasing  sharply  late in the year.  Significant purchases  were made in this  category in 2016  during the period of low  interest rates and those securities are now at unrealized  losses due to the rise in market interest  rates  late in the year.  In  addition,  the fair  values  of  municipal securities declined in late 2016 due to market participants  pricing in the impact of potential  federal  corporate  and  individual  tax rate  reductions,  which if enacted  would  impact  the value of the  tax-exempt  status of  municipal  bonds.
        The  Company did not  recognize  any  impairment  losses on  municipal  securities
        during  2016.  The  Company   recognized   impairment   losses  of  $7,224  during
        2015  on  certain   securities   backed  by  sales  tax  revenues  issued  by  the
        Commonwealth  of Puerto Rico.  The impaired  securities are not in default but the
        Company  has  recognized  the  impairment  losses due to  concerns  related to the length of time anticipated to resolve the rights of the variance  creditors of the
        Commonwealth.  The Company  does not believe  there will be  significant  defaults in this sector in the short or long-term.  With the exception of the  Commonwealth of Puerto Rico  securities  previously  discussed,  the  Company  believes it will receive  all amounts  contractually  due and it does not intend or believe it will be  required  to sell  these  securities  prior to  recovery  of  amortized  cost, therefore additional impairment losses have not been recognized in this sector.

        Corporate securities

        Corporate  securities  represent  the  largest  category of  unrealized  losses at
        December 31, 2016  representing  30% of unrealized  losses.  The total  unrealized
        losses  in  this   category   have   decreased   modestly  at  December  31,  2016
        compared   to   December   31,   2015.    The   Company    recognized    corporate
        securities   impairment  losses  of  $46,182  and  $58,748  for  the  years  ended
        December  31,  2016 and  2015,  respectively.  The  impairment  losses  recognized
        in  2016  were  primarily  related  to  energy  and  a  specialty  retailer.   The
        impairment  losses   recognized  in  2015  were  primarily  energy  related.   The
        non-energy  related  impairment  losses  were  primarily  attributable  to several private  bank loans.  The  Company has  reviewed  the other  unrealized  losses in the corporate  securities  sector and believes the  impairments  are temporary and the  Company  does not intend to sell or believe it will be required to sell these securities before recovery of each security's amortized cost.

        Residential mortgage-backed securities ("RMBS")

        The  unrealized  losses  on RMBS,  which  represents  5% of  unrealized  losses at
        December  31,  2016,  are  concentrated  in  the  non-agency   sector.  The  total
        unrealized  losses in this category have  increases  slightly at December 31, 2016
        compared  to  December  31,  2015.   About  half  of  the  unrealized   losses  at
        December  31,  2015 are in the  twelve  months or less  category.  The  unrealized losses in the  twelve  months or more  category  declined  slightly  during  2016.
        Interest  rates  declined  sharply in early 2016 and remained low for the majority of the year before  increasing  sharply late in the year.  Purchases  were made in this  category  in  2016  during  the  period  of low  interest  rates  and  those securities are now at unrealized  losses due to the rise in market  interest rates late in the year.  The  Company  performs  various  stress  tests on the cash flow projections  for these  securities  and in situations  where it is determined  the projected  cash flows  cannot  support the  contractual  amounts due the  Company, an impairment  loss is  recognized.  In situations  where the projected cash flows indicate  the Company  will  receive the amounts it is  contractually  due and the
        Company  does not intend or believe it will be required  to sell these  securities before recovery of its amortized  cost, an impairment loss is not recognized.  The
        Company   recognized  no  impairment   losses  on  RMBS  during  the  years  ended
        December 31, 2016 and 2015.

        Commercial mortgage-backed securities ("CMBS")

        The  unrealized  losses  on CMBS,  which  represents  6% of  unrealized  losses at
        December 31,  2016,  are  primarily  attributable  to  illiquidity  applicable  to
        certain  securities  in  that  sector  and  credit  spread  widening.   The  total
        unrealized  losses in this category have  increased  slightly at December 31, 2016
        compared   to   December   31,   2015.   The   Company   has   reviewed    payment
        performance,  delinquency  rates,  and credit  enhancements  within  the  security structures  and  monitored  the  credit  ratings  of all its  CMBS  holdings.  The
        Company  has  performed  cash flow  projection  analyses on all of its CMBS and in
        those   situations   where  it  appears  the  Company  will  receive  all  amounts contractually  due and it does not intend to sell or  believe it will be  required to sell these  securities  prior to recovery of amortized cost, an impairment loss is not recognized.

        Asset-backed securities ("ABS")

        The  unrealized  losses  in ABS,  which  represents  27% of  unrealized  losses at
        December  31, 2016,  are  primarily  related to  collateralized  debt  obligations backed by various  consumer and  commercial  finance  loans.  This  category  also
        includes  structured  notes  backed  by  diversified  investment  portfolios.   In
        addition,  the Company has  recognized  unrealized  losses  applicable  to private
        ABS securities  within this category,  which losses are primarily  included in the less than twelve  months  category.  The  unrealized  losses are  primarily due to wide credit  spreads in this  sector,  particularly  related to private  ABS.  The unrealized  losses in this category have  decreased  slightly at December 31, 2016 compared  to  December  31,  2015,  but  generally  shifted  from the less than 12 month to the 12 months or more categories  primarily as a result of persistency in
        2016  of  the  credit   spreads  which  had  widened   during  2015.  The  Company
        stress  tests  the  projected  cash  flows  of its ABS and  recognizes  impairment losses in situations where the testing  indicates the Company will not receive all amounts  contractually due from the securities.  This category also includes fixed
        income  securities  containing  embedded   derivatives.   The  Company  recognized
        ABS  impairment  losses  of $0  and  $10,870  for  the  year  ended  December  31,
        2016 and 2015,  respectively.  In those  situations  where it appears  the Company will  receive all amounts  contractually  due and it does not intend or believe it will be required to sell these  securities prior to recovery of amortized cost, an impairment loss is not recognized.

        Other debt obligations

        This category,  which  represents  well under 1% of unrealized  losses at December
        31, 2016,  primarily  consists of credit tenant loans.  The  unrealized  losses in this category are the result of concerns  regarding  the credit  worthiness of the building tenants and illiquidity in this market sector.  The unrealized  losses on these  securities  have  increased  slightly  during the year ended  December  31,
        2016  compared  to the  unrealized  losses  at  December  31,  2015.  The  Company monitors the  creditworthiness  of the obligors and recognizes  impairment  losses in  situations  where it is  determined  the Company  will not receive all amounts contractually  due from the securities.  In those  situations where it appears the
        Company  will  receive  all  amounts  contractually  due and it does not intend or believe  it will be  required  to sell  these  securities  prior  to  recovery  of amortized cost, an impairment loss is not recognized.

        Equity securities

        This  category  represents  1% of  unrealized  losses at December  31,  2016.  The total  unrealized  losses in this  category  have  decreased  at December 31, 2016
        compared  to  December  31,  2015.  During  2016,   impairment  losses  recognized
        by the  Company  were  comprised  of a  preferred  equity  position  of an  energy company,  a common  equity  position of a  publically  listed  financial  services company and a common equity  position of a specialty  retailer.  During 2015,  the
        Company   recognized   impairment  losses  on  two  common  equity  securities  of
        $36,474.  The losses were  recognized  on one publicly  listed  financial  service company  and one  one-publicly  traded  retail  company.  The  Company  recognized total  impairment  losses of $37,251 and $43,620  applicable to equity  securities for the years ended December 31, 2016 and 2015, respectively.

        Other-than-temporary impairments

        As a  result  of the  Company's  review  of OTTI  of  investment  securities,  the
        Company  recorded  net  impairment  losses  recognized  in earnings  during  2016,
        2015 and 2014, as summarized in the following table:

                                                            2016          2015          2014
                                                        ------------  ------------  ------------

        Municipals                                              $ -       $ 7,224           $ -
        Corporate securities                                 46,182        58,748        46,808
        Asset-backed securities                                   -        10,870           646
        Preferred stock                                       9,248         5,848         5,577
        Common stock                                         28,003        37,772             -
                                                        ------------  ------------  ------------

        Net impairment loss recognized in earnings         $ 83,433     $ 120,462      $ 53,031
                                                        ============  ============  ============

        The  Company  holds no fixed  maturities  for which a  non-credit  portion of OTTI impairment was recognized in OCI.

        Net investment income and investment gains (losses)

        The  major   categories  of  investment   income  reflected  in  the  consolidated
        statements of income are summarized as follows:

                                                  2016            2015            2014
                                              --------------  --------------  --------------
Gross investment income
    Fixed maturities                          $   1,569,621   $   1,480,204   $   1,434,576
    Equity securities                                19,923          23,312          23,139
    Mortgage loans                                  194,833         158,294         109,123
    Policy loans                                     24,233          23,270          23,719
    Short-term investments                            3,468           4,102           3,845
    Derivative instruments                         (104,124)        (40,281)        149,267
    Other invested assets                            47,674         (22,906)         32,993
                                              --------------  --------------  --------------
            Total gross investment income         1,755,628       1,625,995       1,776,662

Less: Investment expenses                            49,186          50,096          50,954
                                              --------------  --------------  --------------

            Net investment income             $   1,706,442   $   1,575,899   $   1,725,708
                                              ==============  ==============  ==============

        Investment  expenses  primarily  consist  of  investment  advisor  fees and  other expenses related to the administration of investments.

        The major categories of realized  investment  gains and (losses)  reflected in the consolidated statements of income are summarized as follows:

                                                2016            2015            2014
                                           --------------  --------------  --------------

Fixed maturities                             $    96,182    $    125,077    $    241,840
Equity securities                                 96,217         (13,716)         (4,806)
Mortgage loans                                      (103)           (742)             36
Real estate                                            -             805               -
Short-term investments                                13             (37)             22
Other invested assets                                  -          12,055               -
                                           --------------  --------------  --------------
        Net realized investment gains       $    192,309    $    123,442    $    237,092
                                           ==============  ==============  ==============

        Proceeds from the sale of  available-for-sale  securities  and the gross  realized gains and losses on these sales (prior to gains  (losses)  ceded to reinsurer  and excluding  OTTI losses,  maturities,  calls,  exchanges  and  prepayments)  during
        2016, 2015 and 2014 were as follows:

                               2016                      2015                      2014
                            ------------------------  ------------------------  -----------------------
                               Fixed       Equity        Fixed       Equity       Fixed       Equity
                            Maturities    Securities  Maturities   Securities   Maturities   Securities
                            ------------  ----------  ------------ -----------  -----------  ----------

Proceeds from sales         $ 3,829,702   $ 105,347   $ 3,008,856   $  92,378   $ 3,438,655   $  8,194
Gross realized gains             88,556      91,014       102,889       3,701      212,178         847
Gross realized losses           (30,563)          -       (29,415)          -      (25,413)       (487)

        Mortgage Loans

        The carrying  value and related loan loss allowance of the mortgage loan portfolio is as follows:

                                                                   2016               2015
                                                             -----------------    --------------

           Carrying value                                       $ 4,565,690        $ 4,412,801
           Loan loss allowance                                       (1,934)            (1,000)
                                                             -----------------    --------------

           Carrying value, net of allowance                     $ 4,563,756        $ 4,411,801
                                                             =================    ==============

        The  following  table  includes a breakdown  of the  Company's  mortgage  loans by property type as of December 31:

                                                 2016                                           2015
                          -------------------------------------------     -----------------------------------------
                              Carrying Value              Percent             Carrying Value            Percent
                          ------------------------     --------------     -----------------------     -------------

Office                          $ 1,809,697                 40%                $ 1,739,848                39%
Retail                            1,176,162                 26%                  1,190,865                27%
Multi-family                        715,886                 16%                    696,859                16%
Industrial                          338,766                  7%                    258,813                 6%
Hotel                               272,437                  6%                    304,097                 7%
Other                               127,388                  3%                    136,165                 3%
Medical                             104,981                  2%                     65,939                 1%
Residential                          20,373                  0%                     20,215                 0%
                          ------------------------     --------------     -----------------------     -------------

                                $ 4,565,690                100%                $ 4,412,801                100%
                          ========================     ==============     =======================     =============

        Mortgage loans by geographic locations are as follows as of December 31:

                                              2016                                           2015
                          -------------------------------------------     -----------------------------------------
                              Carrying Value              Percent             Carrying Value            Percent
                          ------------------------     --------------     -----------------------     -------------

South Atlantic                  $ 1,295,523                 29%                 $ 1,278,279                29%
Pacific                           1,058,341                 23%                     997,990                23%
Middle Atlantic                     637,455                 14%                     610,890                14%
Mountain                            556,912                 12%                     542,997                12%
West South Central                  375,931                  8%                     346,204                 8%
East North Central                  289,919                  6%                     259,532                 6%
New England                         256,800                  6%                     192,300                 4%
West North Central                   44,940                  1%                      47,722                 1%
East South Central                   49,869                  1%                      51,410                 1%
Other                                     -                  0%                      85,477                 2%
                          ------------------------     --------------     -----------------------     -------------

                                $ 4,565,690                100%                 $ 4,412,801               100%
                          ========================     ==============     =======================     =============

        The  Company's   mortgage  loans  by  origination   year  are  as  follows  as  of
        December 31:

                                       Carrying Value              Percent
                                     --------------------      ---------------

2016                                  $          461,520              10%
2015                                           1,619,190              36%
2014                                           1,171,043              26%
2013                                             661,909              14%
2012 and prior                                   652,028              14%
                                     --------------------      -------------
Total                                 $        4,565,690             100%
                                     ====================      =============

        The  Company  has   outstanding   commitments  on  mortgage  loans  of  $7,281  at
        December 31, 2016.

        Any loan  delinquent  on  contractual  payments is considered  non-performing.  At
        December  31,  2016  there  were  no  non-performing   commercial   mortgage  loan
        that  were  over 90  days  past  due on  contractual  payments.  At  December  31,
        2015  there  was one  non-performing  loan  over 90 days  past due on  contractual payments.

        Mortgage loans  equivalent  ratings are based on the expected loss of the security
        rather than the  probability of defaults.   Looking at the financial  condition of
        the borrower to make  required  payments,  including  the value of the  underlying collateral,  the  market in which the  collateral  is  operating  and the level of
        associated debt.   Information  regarding the Company's credit quality  indicators for its recorded investment in mortgage loans, gross of valuation  allowances,  as of December 31, 2016 and December 31, 2015 is as follows:

                                                     December 31, 2016                 December 31, 2015
                                              --------------------------------  ---------------------------------
                                                 Carrying                          Carrying
                                                  Value          % of Total          Value         % of Total
                                              ---------------  ---------------  ---------------- ----------------
Internal credit risk grade:
High quality                                     $ 3,781,443              83%       $ 4,021,773              91%
Medium quality                                       411,183               9%           341,904               8%
Low quality                                          352,691               8%                 -               0%
Watch list                                                 -               0%                 -               0%
Residential - unrated                                 20,373               0%            20,215               0%
In or near default                                         -               0%            28,909               1%
                                              ---------------  ---------------  ---------------- ----------------
Total mortgage loans                             $ 4,565,690             100%       $ 4,412,801             100%
                                              ===============  ===============  ================ ================

        Information  regarding  the  Company's  loan  to  value  ratio  for  its  recorded investment  in  mortgage  loans,  gross of  valuation  allowances,  as of December
        31, 2016 and December 31, 2015 is as follows:

                                                     December 31, 2016                 December 31, 2015
                                              --------------------------------  ---------------------------------
                                                 Carrying                          Carrying
                                                  Value          % of Total          Value         % of Total
                                              ---------------  ---------------  ---------------- ----------------

Less than 50%                                      $ 110,897               2%         $ 178,318               4%
50% to 60%                                         1,463,689              32%         1,401,808              32%
61% to 70%                                         2,452,500              54%         2,263,699              50%
71% to 80%                                           468,110              10%           427,060              10%
81% to 90%                                            70,494               2%            27,530               1%
91% to 100%                                                -               0%           114,386               3%
                                              ---------------  ---------------  ---------------- ----------------
Total commerical mortgage loans                  $ 4,565,690             100%       $ 4,412,801             100%
                                              ===============  ===============  ================ ================

        The  loan-to-value  ratio is  determined  using the most recent  appraised  value.
        Appraisals  are updated  periodically  when there is an  indication  of a possible significant  collateral  decline  or there  are loan  modifications  or  refinance
        requests.   A  loan-to-value  ratio in excess of 100%  indicates  the unpaid  loan amount exceeds the underlying collateral.

        The Company  reviews  its  mortgage  loans for  impairment  on an on-going  basis.
        It considers such factors as  delinquency  of payments,  decreases in the value of underlying properties,  the financial condition of the mortgagee and the impact of
        general   economic   conditions  in  the   geographic   areas  of  the  properties
        collateralizing  the  mortgages.  Once the  determination  is made that a mortgage loan is impaired,  the primary  consideration  used to determine the amount of the impairment  is the fair  market  value of the  underlying  property.  The  Company assumes it would  receive the proceeds  from the sale of the  underlying  property less  sale  expenses.  The  Company  maintains  an  allowance  for  mortgage  loan losses.  The  allowance is determined  through an analysis of specific  loans that are believed to have a higher risk of credit  impairment.  The  rollforward of the allowance for the years ended December 31, 2016 and 2015 is as follows:

                                                                  2016                2015
                                                            -----------------   -----------------

Balance at beginning of period                                       $ 1,000               $ 258
Allowances established/ provision released                               934               1,000
Charge offs                                                                -                (258)
                                                            -----------------   -----------------

Balance at end of period                                             $ 1,934             $ 1,000
                                                            =================   =================

        Charge offs include the amount of loss  resulting from writing  specific  mortgage loans to fair value and loans  which were  satisfied  by taking  ownership  of the real  estate.  When the real  estate is taken it is recorded at its fair value and the mortgage loan is recorded as fully paid.  Provision  released is applicable to loans determined to no longer require an allowance.

        During  the  year  ended  December  31,  2016,  there  were no  mortgages  written down to fair value.  There were no  allowance  charge offs related to a commercial mortgage  for 2016.  During  the year  ended  December  31,  2015,  there  were no mortgages  written  down to fair value.  The amount of  allowance  charge offs was
        $258   during  the  year  ended   December   31,   2015.   The   Company  did  not
        restructure  any  mortgage  loans  during the years  ended  December  31, 2016 and
        2015.

        The  Company  took  ownership  of one piece of real  estate in 2016.  The  company did not take  ownership of any real estate in 2015.  Real estate is a component of other invested assets in the consolidated balance sheets.

        The following table summarizes the activity in real estate owned which was obtained in satisfaction of mortgage loans on real estate:

                                                                  2016                2015
                                                            -----------------   -----------------

Real estate owned at beginning of period                                 $ -             $ 4,900
Real estate acquired in satisfaction of mortgage loans                23,651                   -
Sales                                                                      -              (5,705)
Gain on sale of real estate                                                -                 805
                                                            -----------------   -----------------

Real estate owned at end of period                                  $ 23,651                 $ -
                                                            =================   =================

        Credit risk concentration

        The  Company  generally   strives  to  maintain  a  diversified   invested  assets
        portfolio.   Other  than  investments  in  U.S.   Government  or  U.S.  Government
        Agencies,  the Company had the  following  investments  that  exceeded  10% of the
        Company's stockholder's equity at December 31, 2016:

               Guggenheim Partners Opportunistic
               Investment Grade Securities Fund, LLC                  $ 482,051

        Other

        Federal Home Loan Bank of Des Moines

        Midland  National  is a member  of FHLB Des  Moines.  In  order  to  maintain  its
        membership   and  borrow  funds,   the  Company  was  required  to  purchase  FHLB
        equity  securities  that total  $78,667 and  $59,995 as of  December  31, 2016 and
        2015,  respectively.  These  securities are included in equity  securities and are carried at cost,  which  approximates  fair value.  Resale of these  securities is
        restricted   only  to  FHLB.  As  a  member  of  FHLB,   the  Company  can  borrow
        money,  provided that FHLB's collateral and stock ownership  requirements are met.
        The   maximum   amount  a  member   can   borrow   is   twenty   times   its  FHLB
        investment.  The interest  rate and repayment  terms differ  depending on the type
        of  advance  and  the  term  selected.   At   December 31,   2016  and  2015,  the
        Company  had  outstanding  advances of  $1,716,670  and  $1,249,870,  respectively from FHLB (see Note 8).

        Deposits with regulatory authorities

        At  December  31, 2016 and 2015,  securities  with  reported  values of $3,215 and
        $3,356,  respectively,  were on deposit with regulatory authorities as required by law.  These  consist of fixed  maturity  securities  reported in the  consolidated balance  sheets at fair value and have an  amortized  cost of $3,082  and  $3,189, respectively.

5.      DERIVATIVES AND DERIVATIVE INSTRUMENTS

        The following  table  presents the notional  amount and fair value of  derivatives and derivative instruments:

                                                                  December 31, 2016                  December 31, 2015
                                                           ---------------------------------  --------------------------------
                                                               Notional           Fair           Notional           Fair
                                                                Amount           Value            Amount           Value
                                                           ----------------- ---------------  ---------------  ---------------
Assets:
Derivative Instruments
Interest rate swaps                                               $ 104,070         $ 2,159        $ 209,320          $ 4,626
Interest rate floors                                                113,000           9,350          113,000           11,782
Interest rate caps                                                2,490,000          42,769        2,490,000           43,865
Foreign exchange derivatives                                         15,536             691           50,277            1,234
Futures                                                           2,721,008         146,132        2,013,214          143,470
Options                                                           9,150,929         353,273        8,399,113          158,876
                                                                             ---------------                   ---------------
                                                                                  $ 554,374                         $ 363,853
                                                                             ===============                   ===============
Reinsurance receivables - embedded
   derivatives from reinsurance ceded:
   Index annuity products ceded                                         N/A       $ 724,830              N/A        $ 765,194
   Annuity funds withheld and modco                                     N/A         453,455              N/A          361,718
                                                                             ---------------                   ---------------
                                                                                $ 1,178,285                       $ 1,126,912
                                                                             ===============                   ===============
Fixed maturities - asset-backed securities that
  contain embedded derivatives:
   Hybrid instruments                                                             $ 531,679                         $ 558,210
                                                                             ===============                   ===============

Liabilities:
Investment-type insurance contracts
   embedded derivatives:
   Index life and annuity products                                              $ 3,921,846                       $ 3,652,206
                                                                             ===============                   ===============
Other liabilities - derivative instruments:
Foreign exchange derivatives                                        $ 1,504            $ 21          $ 9,267             $ 59
Written options                                                   2,116,750          21,343                -                -
                                                                             ---------------                   ---------------
                                                                                   $ 21,364                              $ 59
                                                                             ===============                   ===============

None of the derivatives above are designated as hedging instruments.

        Indexed options and futures

        The  Company  has  indexed  annuity  and  indexed  universal  life  products  that provide  for a  guaranteed  base  return  and a higher  potential  return  tied to several  major  equity  market  indices.  In order  to fund  these  benefits,  the
        Company   purchases   over-the-counter   index   options   that   compensate   the
        Company for any appreciation  over the strike price and offsets the  corresponding
        increase  in  the  policyholder  obligation.   The  Company  also  enters  futures
        contracts and options to  compensate  it for  increases in the same  indices.  The
        Company classifies these options and futures as derivative instruments.

        The  Company  amortizes  the  cost  of  the  indexed  options  against  investment income  over the  term of the  option,  which  is  typically  one  year.  When the options are exercised at maturity,  the value received by the Company is reflected as net investment income in the consolidated statements of income.

        The futures  contracts  have no initial cost and are marked to market daily.  That daily  mark-to-market  is settled through the Company's  variation margin accounts
        maintained  with  the  counterparty.   The  Company  reports  the  change  in  the
        difference  between  market value and  amortized  cost of indexed  options and the change in the futures  variation  margin accounts as gains (losses) on derivatives and derivative instruments in the consolidated statements of income.

        Embedded derivatives related to indexed life and annuity products

        The   Company's    indexed   life   and   annuity    products   contain   embedded
        derivatives.  The fair value of the embedded  options  related to these direct and ceded  policyholder  obligations  are based upon current and expected index levels and  returns  as well as  assumptions  regarding  general  policyholder  behavior, primarily  lapses and withdrawals.  These projected  benefit values are discounted to the current date using an assumed  interest rate  consistent  with the duration of the liability  adjusted to reflect the  Company's  credit risk and risk margin.
        This value is then  compared to the carrying  value of the  liability to calculate any gain or loss that is reflected  in the  consolidated  statements  of income as net gains (losses) on derivatives and derivative instruments.

        The  Company  has two  coinsurance  with  funds  withheld  reinsurance  agreements as well as a modified coinsurance  agreement with unaffiliated  reinsurers.  Under
        applicable  guidance,   the  Company's  reinsurance  agreements  contain  embedded derivatives  that  require  bifurcation  due to  credit  risks  the  reinsurer  is assuming that are not clearly and closely related to the  creditworthiness  of the
        Company.  The  embedded  derivatives  contained  in the funds  withheld  liability have  characteristics  similar to a total return swap since the Company  cedes the total return on a designated  investment  portfolio to the outside reinsurer.  The reinsurer  assumes the  interest  credited to the  policyholders  on the  policies covered by the  treaties,  which  interest is  relatively  fixed.  The Company has
        developed   models  based  on  the  expected  cash  flows  of  the  ceded  annuity business to estimate  the fair value of the policy  liabilities.  The value of the derivative  embedded  in the funds  withheld  coinsurance  agreements  is equal to the  difference  between  the  fair  value of the  assets  in the  funds  withheld portfolio and the fair value of the policy  liabilities  estimated  from cash flow models.  The  value  of  the  derivative  embedded  in  the  modified  coinsurance agreement is equal to the difference  between the fair value and cost basis of the underlying  financial  instruments  in  the  modco  portfolio.  The  value  of the
        embedded   derivative  is  reported  in  the   consolidated   balance   sheets  in
        reinsurance  receivables.  The net change in the  reported  value of the  embedded derivatives  is  reported  in net gains  (losses) on  derivatives  and  derivative instruments in the consolidated statements of income.

        See Note 11 for  further  discussion  related to the  Company's  coinsurance  with funds withheld and modified coinsurance reinsurance agreements.

        Embedded derivatives related to hybrid financial instruments

        The Company  holds hybrid  financial  instruments,  fixed income  securities  with
        embedded   derivatives,   and  has   elected   fair   value   measurement.   These
        securities are reported in the  consolidated  balance sheets in fixed  maturities, available-for-sale,  at fair value.  Any change in the fair value of the  security is reported as net gains  (losses) on derivatives  and  derivative  instruments in the  consolidated  statements of income.  The amortized cost and fair value of the
        Company's  hybrid  financial   instruments  at  December  31,  2016  was  $539,000
        and $531,679,  respectively.  The  amortized  cost and fair value of the Company's hybrid  financial  instruments  at December 31, 2015 was  $584,000  and  $558,210,
        respectively.  The  decision  to  elect  fair  value  measurement  is  made  on an instrument-by-instrument  basis  under the  guidance.  The Company  will  consider making  an  election  of  fair  value  measurement  at  the  time  of  any  future acquisitions of hybrid financial instruments.

        Other derivative instruments

        The Company has also  entered  into  interest  rate floor,  interest  rate cap and interest  rate swap  agreements  to help manage its  overall  exposure to interest rate  changes  and  credit  events.  These  other  derivative  instruments  do not hedge  specific  assets  or  liabilities  and as  such  are not  accounted  for as effective  hedges.  The Company holds  interest  rate floor and cap  agreements to protect itself against  interest rate  fluctuations in relation to crediting rates on its policyholder  accounts.  These swaps,  caps and floors are reported at fair value in the  consolidated  balance  sheets  and  changes  in the fair  value  are reported  as a  component  of net gains  (losses) on  derivatives  and  derivative instruments  in the  consolidated  statements  of income.  Periodic  interest rate swap  settlements  and  current  period  changes  in the swap  accruals  for these non-hedge  swaps are  reported  as a  component  of net  investment  income in the consolidated  statements  of income  with the  payable or  receivable  included in accrued  investment  income in the  consolidated  balance sheets.  The stated fair value of the applicable interest rate swaps excludes the current period accruals.

        The Company has entered into foreign  currency  forwards to protect itself against currency  fluctuations  between trade and  settlement  dates on foreign  financial instruments.  These  forwards  are  reported  at fair  value  in the  consolidated balance  sheets and  changes  in fair value are  reported  as a  component  of net gains (losses) on  derivatives  and  derivative  instruments  in the  consolidated statements of income.

        A   consolidated   VIE  of  the  Company   issued  notes   payable  with  embedded
        derivatives  and has elected the fair value option.  The notes are reported in the consolidated  balance  sheets in notes  payable.  Any  change in the fair value of the  notes is  reported  as net  gains  (losses)  on  derivatives  and  derivative instruments in the consolidated statements of income.

        The following table presents the impact of derivatives and derivative  instruments not designated as hedging instruments in the consolidated statements of income:

                                                               2016               2015                2014
                                                        -----------------  -----------------   -----------------
Gains (losses) recognized in net gains (losses)
 on derivatives and derivative instruments:

Interest rate swaps                                          $    (2,467)       $    (2,068)         $       65
Credit default swaps - pay                                             -                  -                (234)
Interest rate floors                                              (2,167)              (993)              1,886
Interest rate caps                                                (1,097)            (8,852)             (7,275)
Foreign exchange derivatives                                       1,283              5,529               4,912
Embedded derivatives in:
Indexed life and annuity products                               (398,045)           521,238               1,820
Indexed annuity products ceded                                    32,264           (108,823)             32,736
Annuity funds withheld and modco                                  91,737             61,701             167,914
Hybrid instruments                                                16,846            (51,838)             29,632
Futures                                                          112,704            (32,386)            245,698
Options                                                          185,286           (101,094)           (133,841)
                                                        -----------------  -----------------   -----------------

                                                             $    36,344       $    282,414        $    343,313
                                                        =================  =================   =================

Gains (losses) recognized in net investment income:

Interest rate and credit default swaps                       $     2,997        $     5,171         $     6,770
Interest rate floors                                               2,397              2,851               2,378
Options                                                         (109,518)           (48,303)            140,119
                                                        -----------------  -----------------   -----------------

                                                            $   (104,124)      $    (40,281)       $    149,267
                                                        =================  =================   =================

6.      OFFSETTING OF ASSETS AND LIABILITIES

        Certain  of the  Company's  derivative  instruments  are  subject  to  enforceable master netting  arrangements that provide for the net settlement of all derivative contracts  between  the  Company  and a  counterparty  in the event of  default or
        upon  the   occurrence  of  certain   termination   events.   Collateral   support
        agreements  are  also in  place  requiring  the  Company  or the  counterparty  to pledge  collateral in the event minimum  thresholds  have been reached,  typically related to the fair value of the outstanding  derivatives.  Additionally,  certain of  the  Company's  repurchase  and  reverse  repurchase  agreements  provide  for net settlement on termination of the agreement.

        The  Company  reports   derivative   instruments,   repurchase   agreements,   and
        reverse   repurchase   agreements  on  a  gross  basis  within  the   consolidated
        balance   sheet.   The  tables  below   present  the   Company's   gross  and  net
        derivative  instruments  and  gross  and net  repurchase  agreements  by asset and liabilities for the Company as December 31, 2016 and 2015:

                                                               December 31, 2016
                                           -------------------------------------------------------

                                            Gross Amounts       Collateral-
                                           Presented in the      Financial
                                               Balance          Instruments            Net
                                                Sheet           and/or Cash           Amount
                                           -----------------  -----------------  -----------------
Offsetting of financial assets:
Derivative instruments                            $ 554,374          $ 287,163          $ 267,211
Reverse repurchase agreements                        17,641             17,641                  -
                                           -----------------  -----------------  -----------------
Total financial assets                            $ 572,015          $ 304,804          $ 267,211
                                           =================  =================  =================

Offsetting of financial liabilities:
Derivative instruments                             $ 21,364         $        -           $ 21,364
Repurchase agreements                             3,549,703          3,549,703                  -
                                           -----------------  -----------------  -----------------
Total financial liabilities                     $ 3,571,067        $ 3,549,703           $ 21,364
                                           =================  =================  =================

                                                             December 31, 2015
                                           -------------------------------------------------------

                                            Gross Amounts       Collateral-
                                           Presented in the      Financial
                                               Balance          Instruments            Net
                                                Sheet           and/or Cash           Amount
                                           -----------------  -----------------  -----------------
Offsetting of financial assets:
Derivative instruments                            $ 363,853          $ 136,722          $ 227,131
Reverse repurchase agreements                        94,377             94,377                  -
                                           -----------------  -----------------  -----------------
Total financial assets                            $ 458,230          $ 231,099          $ 227,131
                                           =================  =================  =================

Offsetting of financial liabilities:
Derivative instruments                                 $ 59        $         -               $ 59
Repurchase agreements                             2,876,442          2,876,442                  -
                                           -----------------  -----------------  -----------------
Total financial liabilities                     $ 2,876,501        $ 2,876,442               $ 59
                                           =================  =================  =================

7.      VARIABLE INTEREST ENTITIES

        Consolidated VIEs

        The  Company  has  concluded  that  as of  December  31,  2016  it is the  primary beneficiary of two variable  interest  entities,  Wattage Finance,  LLC - Series C
        ("Wattage")  and  Merlin  Series  2015  A-C  LLC  ("Merlin"),  and  has  therefore consolidated those entities in the Company's financial statements.

        Wattage was set up as a  financing  vehicle for a natural gas fired power plant in
        Texas.  The  Company,  along with a common  control  related  party,  has provided all of the equity for this company and  therefore  receives all economic  benefits or losses.  The Company  does not have any voting  rights and  therefore  does not meet the power  criteria.  However,  because  of the  Company's  equity  ownership the  determination  has been  made that  substantially  all of the  activities  of
        Wattage  are  carried  out on behalf of  Companies  in the common  control  group.
        Because  the  Company  is  the  majority   owner  it  is  considered  the  primary
        beneficiary.

        Merlin was set up as a restructuring of an indexed linked security that the Company and a common control related party had held directly in order to defease the coupon payment of the  security.  The Merlin entity issued a notes payable in exchange for the index linked security.  The notes payable are the sole capitalization of Merlin and the Company and related party are the sole holders of the note. The Company and related  party do not have any voting  rights and  therefore  do not meet the power criteria.  However,  because the Company and its common control  related party have ownership  of the  entire  note  issuance  the  determination  has been  made  that substantially  all of the  activities  of Merlin are  carried  out on behalf of the related party group and because the Company holds the majority of the note issuance in the related party group it is considered the primary beneficiary.

        The Company  consolidated  two  additional  variable  interest  entities,  Wattage
        Finance,  LLC - Series A and Paris  Finance II LLC,  in its  financial  statements as of December 31, 2015.

        Wattage  Series A was an entity  set up  similar  to  Wattage  Series C  discussed above in order to finance a power  plant in North  Carolina.  In early  2016,  the
        power  plant  entered  the  initial   construction   phase.   Wattage  Series  A's
        investment in the underlying  project was  contributed to a new entity and Wattage
        Series A was  dissolved.  The  Company  received  ownership  interests  in the new entity, but has determined that it is not the primary beneficiary of that entity.

        Paris Finance II was formed to provide  financing for a real estate project on the site of the  Beverly  Hills  Hilton.  The  Company  and a common  control  related party were the sole  providers of capital in the form of notes  payable.  Although the Company did not meet the power criteria,  it was determined that substantially all of the  activities  of Paris  Finance  II was  carried  out on  behalf  of the
        Company  and its  related  party.  The  Company  owned the  majority  of the notes payable and was therefore  considered  the primary  beneficiary.  In early 2016, a restructuring  of the  financing  occurred in which Paris Finance II's interest in the  underlying  project was  contributed  to another entity in exchange for notes payable in that entity.  The notes in the new entity were then  distributed out to the  Company  and  Paris  Finance  II  was  dissolved.  The  Company  performed  a
        VIE  analysis  on the new  entity  and  determined  that  it was  not the  primary beneficiary.

        The Company's  consolidated  financial statements include the assets,  liabilities and  operating  results of the above  mentioned  VIEs for which the Company is the primary  beneficiary.  The  following  table  summarizes  the carrying  amounts of these  entities'  assets and  liabilities  included in the Company's  consolidated balances sheets at December 31, 2016 and 2015:

                                                                               2016                2015
                                                                        -------------------  -----------------
ASSETS
Investments
    Fixed maturities, available-for-sale, at fair value                       $    382,428        $    52,997
    Other invested assets                                                           (1,165)            15,767
                                                                        -------------------  -----------------
       Total investments                                                           381,263             68,764

Cash                                                                                   489             11,421
Accrued investment income                                                            2,976                  -
Other receivables, other assets and property, plant and equipment                      783             86,527
                                                                        -------------------  -----------------
       Total assets                                                           $    385,511        $   166,712
                                                                        ===================  =================

LIABILITIES
Notes payable                                                                 $    157,828        $    41,440
Other liabilities                                                                    6,914              2,083
                                                                        -------------------  -----------------
       Total liabilities                                                      $    164,742        $    43,523
                                                                        -------------------  -----------------

        The  Company  holds  variable  interests  in a number of VIEs  where  the  Company is not the primary  beneficiary.  Investments  in these VIEs are reported in fixed maturities and other invested assets.

        Investments  in  VIEs  held as  fixed  maturity  securities  include  CMBS,  RMBS,
        CLOs and other ABS.  These  entities  are VIEs due to their  thin  capitalization.
        The   Company  has  made  the   determination   that  they  are  not  the  primary
        beneficiary.  This  determination  is made due to the  Company's  lack of power to direct the  activities of these  entities as well as less than majority  ownership of the total issuances.

        Investments  in  VIE's  held  as  other  invested  assets  are  primarily  limited
        partnership  equity  holdings  where  the  Company  is  a  limited  partner.   The
        partnerships  are  deemed  VIEs  because  the  equity  ownership  lacks  power  to direct the activities of the  partnership.  The Company has  determined  that they are not the primary  beneficiary  of these  entities due to the Company's  lack of power to direct  activities as well as less than  majority  ownership of the total equity investment.

        The  Company's  carrying  amount of its asset  compared  to its  maximum  exposure to loss as of December 31, 2016 and 2015 is as follows:

                                                           2016              2015
                                                      ----------------  ----------------

            Fixed Maturities, Available for Sale
            Carrying amount of assets                    $ 12,169,027       $ 8,983,625
            Maximum exposure to loss                       12,169,027         8,983,625

            Limited Partnerships
            Carrying amount of assets                       $ 827,759         $ 864,934
            Maximum exposure to loss                        1,176,297         1,186,143

8.      REPURCHASE AGREEMENTS, OTHER BORROWINGS, AND COLLATERAL ON DERIVATIVE INSTRUMENTS

        Repurchase agreements

       Securities   sold   under    repurchase    agreements   and   securities    lending
       arrangements are effectively collateralized borrowings. In these transactions,  the
       Company  receives cash in exchange for  transferring  securities as collateral  and recognizes an obligation to reacquire the securities for cash at the  transaction's maturity.  These types of transactions create risks, including (1) the counterparty may fail to fulfill its  obligations  under  outstanding  agreements,  (2) the fair value of the securities  transferred may decline below the amount of the obligation to  reacquire  the  securities,  and  therefore  create  an  obligation  to  pledge additional  amounts,  and (3) the  counterparty  may  accelerate  the  maturity  on demand  requiring  the  Company to  reacquire  the  security  prior to  contractual maturity.  The  Company  attempts  to  mitigate  these  risks by the fact  that the majority of the securities  financing  activities involve highly liquid securities, selecting  counterparties  with  long-standing  performance  records and monitoring the fair value of collateral pledged relative to contractually  required repurchase amounts.  The  repurchase  collateral  posted by  counterparties  at  December  31,
       2016 and 2015 was $858 and  $3,660,  respectively.  The  following  table  provides the underlying  collateral types of the Company's gross  obligations as well as the
       remaining   contractual   maturity  under   repurchase   and   securities   lending
       agreements.

                                                                           December 31, 2016
                                           ----------------------------------------------------------------------------------
                                                             Remaining Contractual Maturity of the Agreements
                                           ----------------------------------------------------------------------------------
                                            Overnight and                                      Greater Than
                                             Continuous       Up to 30 days     30-90 days       90 days            Total
                                           ----------------  --------------   --------------  --------------  ---------------
Repurchase agreements and
repurchase-to-maturity transactions
Securities lending transactions
U.S. Governments and Agencies                  $ 2,560,708               -                -               -      $ 2,560,708
Corporate securities                               376,410               -                -               -          376,410
Residential mortgage-backed securities             599,849               -                -               -          599,849
Other debt securities                               12,735               -                -               -           12,735
                                           ----------------  --------------   --------------  --------------  ---------------
Total                                            3,549,702               -                -               -        3,549,702
                                           ----------------  --------------   --------------  --------------  ---------------
Total borrowing                                $ 3,549,702             $ -              $ -             $ -      $ 3,549,702
                                           ================  ==============   ==============  ==============  ===============

                                                                          December 31, 2015
                                           ----------------------------------------------------------------------------------
                                                             Remaining Contractual Maturity of the Agreements
                                           ----------------------------------------------------------------------------------
                                            Overnight and                                      Greater Than
                                             Continuous       Up to 30 days     30-90 days       90 days            Total
                                           ----------------  --------------   --------------  --------------  ---------------
Repurchase agreements and
repurchase-to-maturity transactions
Securities lending transactions
U.S. Governments and Agencies                  $ 1,772,725               -                -               -      $ 1,772,725
Corporate securities                               556,164               -                -               -          556,164
Residential mortgage-backed securities             547,553               -                -               -          547,553
                                           ----------------  --------------   --------------  --------------  ---------------
Total borrowing                                $ 2,876,442             $ -              $ -             $ -      $ 2,876,442
                                           ================  ==============   ==============  ==============  ===============

        Other borrowings

        At  December  31,  2016 and  2015,  the  Company  had  outstanding  borrowings  of
        $1,716,670  and  $1,249,870  respectively  from  the FHLB in  accordance  with the
        terms  of  its  membership  agreement.   The  purpose  of  the  borrowings  is  to
        complement   the  Company's   repurchase   agreement   program.   The   borrowings
        are  reported  as a component  of  repurchase  agreements,  other  borrowings  and collateral on derivative  instruments  in the  consolidated  balance  sheets.  The borrowings  outstanding  at  December  31,  2016 have  maturity  dates in January,
        February,  and  March of 2017;  January  and  November  of  2018;  February,  May,
        June and  November  of 2019;  May,  June and  October  of 2020;  and  November  of
        2021.  The  interest  rates on the  outstanding  borrowings  range  from  0.83% to
        2.16%.  Interest expense incurred during 2016, 2015 and 2014 was $13,793,  $7,259, and  $5,245,  respectively,  and is  reported  as a  component  of net  investment income in the  consolidated  statements  of  income.  The  carrying  value of this borrowing approximates its fair value due to its short maturity.

        In   accordance   with  the   FHLB   membership   agreement,   the   Company   was
        required  to  purchase  FHLB  common  stock.   At  December  31,  2016,  2015  and
        2014  the  Company  held  $78,667,  $59,995  and  $55,195  of FHLB  common  stock, respectively.  In  addition,  the  Company  has posted  mortgage  loans and agency
        MBS/CMO  fixed income  securities  with fair values in excess of the amount of the borrowing as collateral.

       On  December  31,  2011  Solberg  Re, an  indirect  wholly  owned  limited  purpose subsidiary  domiciled in the State of Iowa,  secured an irrevocable  standby letter of  credit  ("LOC")  from a large  commercial  bank.  On  June  28,  2013,  the LOC facility  was  amended  to  increase  the  aggregate  maximum  LOC  amount,  extend the term and increase the life  insurance  policies  covered  under the  agreement.
       On June 30,  2014,  the LOC  facility  was amended to increase  the life  insurance policies  covered under the  agreement.  The term of the facility and the aggregate
       maximum   issuance   amount   did  not   change   in  the   2014   amendment.   The
       amended  LOC,   which  has  a  term  of  13  years,   has  an   aggregate   maximum
       issuance  amount of  $700,000,  of which  $583,347  and  $558,037  were  issued and outstanding  at  December  31,  2016 and 2015,  respectively.  The  purpose  of the
       LOC is to support  redundant  statutory  required  reserves on  specific  term life insurance  policies  issued by Midland  National  and North  American  and ceded to
       Solberg  Re.  The LOC can be drawn  upon when  actual  policy  benefits  applicable to the specific life insurance term policies exceed specified  thresholds.  Solberg
       Re does not  anticipate  drawing  funds  against  the LOC.  Total  credit  facility origination  costs of $5,814 were  incurred  and  capitalized  and are  included in
       other  receivables,   other  assets  and  property,  plant  and  equipment  on  the consolidated  balance  sheets.  The  capitalized  fees will be  amortized  over the original life of the facility.  Amortization  expense of $447 was recorded in 2016,
       2015 and  2014.  The  Company  expects  to  amortize  $447 in each of the next five years.  In addition,  a quarterly  fee equal to 1.45% per annum of the  outstanding
       LOC was paid  during  part of 2013.  As part of the  2013 LOC  facility  amendment, the  quarterly  fee was  changed  to  1.3855%  per  annum of the  outstanding  LOC, which will be paid during the remaining  term of the facility.  LOC fees of $8,055,
       $7,535 and $6,284 were incurred in 2016, 2015 and 2014, respectively.

        On  December  31, 2012 MNL Re,  another  indirect  wholly  owned  limited  purpose subsidiary  domiciled in the State of Iowa, secured a contingent note guarantee of specific risks on certain  permanent life insurance  policies assumed from Midland
        National and North American from an unrelated  third party.  The  contingent  note
        guarantee   was  amended  on  December   31,  2013  to  increase   the   aggregate
        maximum  guarantee  amount,  extend  the  term and  increase  the  permanent  life
        insurance   policies   covered  under  the  agreement.   On  June  30,  2014,  the
        contingent   note  was  further   amended  to  increase  the   aggregate   maximum
        guarantee  amount and increase  the  permanent  life  insurance  policies  covered under  the  agreement.  This  contingent  note  guarantee  functions  in a  manner similar to a letter of credit.  The  contingent  note  guarantee  has a term of 23
        years  and  an  aggregate  maximum  guarantee  amount  of  $1,432,000,   of  which
        $953,798   and   $884,716   was   utilized   at   December   31,  2016  and  2015,
        respectively.  MNL Re pays a fee to the  guarantee  provider  equal to  0.65%  per annum,  payable quarterly,  applied to the amount of the guarantee  utilized.  The
        contingent   note  guarantee  can  be  drawn  upon  when  actual  policy  benefits applicable  to the specific  permanent  life  insurance  policies  exceed  certain thresholds.  MNL Re does not  anticipate  drawing  funds  against  the  contingent note  guarantee.  For the  years  ended  December  31,  2016,  2015 and 2014  fees incurred  related  to this  contingent  note  guarantee  were  $5,851,  $4,931 and
        $3,420 respectively.

        Collateral on derivative instruments

        Collateral  posted by  counterparties  at December  31,  2016 and 2015  applicable to  derivative  instruments  was  $287,163  and  $136,722,  respectively,  and  is reflected in the consolidated  balance sheets in cash and fixed income securities.
        The  obligation to repay the collateral is reflected in the  consolidated  balance sheets in repurchase  agreements,  other  borrowings  and collateral on derivative instruments.

9.      DAC, PVFP and DSI

        The  composition  of  DAC  and  PVFP  for  the  years  ended  December  31,  2016,
        2015 and 2014 are as follows:

                                                          2016            2015            2014
                                                      --------------  --------------  --------------

DAC and PVFP, beginning of year                       $   1,811,664   $   1,581,768   $   1,496,134
Commissions deferred                                        373,603         334,910         266,983
Underwriting and acquisition expenses deferred               15,662          14,651          12,783
Change in offset to unrealized (gains) losses                33,247          77,678        (118,432)
Amortization related to operations                         (161,710)       (184,995)        (63,409)
Amortization related to realized (gains) losses             (13,084)         (1,840)        (19,546)
Amortization related to derivatives (gains) losses           (5,104)        (10,508)          7,255
                                                      --------------  --------------  --------------

DAC and PVFP, end of year                             $   2,054,278   $   1,811,664   $   1,581,768
                                                      ==============  ==============  ==============

        The  composition  of DSI for the years  ended  December  31,  2016,  2015 and 2014 is summarized below:

                                                          2016            2015            2014
                                                      --------------  --------------  --------------

DSI, beginning of year                                 $    530,061    $    460,588    $    451,876
Sales inducement costs deferred                              94,747         116,128         115,144
Change in offset to unrealized (gains) losses                21,999          46,886         (58,339)
Amortization related to operations                          (55,419)        (87,993)        (37,259)
Amortization related to realized (gains) losses              (1,638)          2,391          (7,058)
Amortization related to derivatives (gains) losses             (761)         (7,939)         (3,776)
                                                      --------------  --------------  --------------

DSI, end of year                                       $    588,989    $    530,061    $    460,588
                                                      ==============  ==============  ==============

10.     PROPERTY, PLANT AND EQUIPMENT

        The major  classifications  of  property,  plant  and  equipment  recorded  in the consolidated  balance  sheets as a component  of other  receivables,  other assets and property, plant and equipment are as follows:

                                         Range of
                                       Useful Lives          2016            2015
                                       --------------    --------------  --------------

Land                                         -             $     3,029     $     3,029
Buildings and improvements             20 - 39 years            20,792          20,792
Leasehold improvements                 4 - 40 years              2,886           2,845
Furniture and fixtures                   10 years                7,930           8,604
Computer equipment and software         3 - 10 years           138,709         111,242
Other                                     5 years                   51              51
                                                         --------------  --------------
                                                               173,397         146,563
Accumulated depreciation                                       (97,893)        (71,086)
                                                         --------------  --------------
                                                           $    75,504     $    75,477
                                                         ==============  ==============

        Depreciation  expense  was  $28,162,  $21,183  and  $14,242  for the  years  ended
        December 31, 2016, 2015 and 2014, respectively.

11.     REINSURANCE

        The  Company  is  primarily  involved  in the  cession  and,  to a lesser  degree, assumption  of life and  annuity  reinsurance  with other  companies.  Reinsurance premiums  and  claims  ceded and  assumed  for the  years  ended  December  31 are as follows:

                                        2016                       2015                    2014
                              -------------------------- -----------------------  ----------------------
                                 Ceded        Assumed      Ceded      Assumed       Ceded      Assumed
                              ------------  ------------ ----------- -----------  ----------  ----------

Premiums and deposits
 on investment contracts      $ 1,890,401    $  516,421   $ 863,344   $ 365,449   $ 402,065   $ 204,209

Claims                            255,123        31,311     295,175      19,659     266,776      50,131

        The  Company  is  party  to  two  funds  withheld  coinsurance  agreements  with a
        third-party   reinsurer.   These  are  indemnity  agreements  that  cover  50%  of
        substantially  all policies of specific  annuity plans issued from January 1, 2002 through  March 31, 2005,  60% of  substantially  all policies of specific  annuity
        plans  issued  from  April  1,  2005  through   February  29,  2008,  and  50%  of
        substantially  all  policies of specific  annuity  plans issued from March 1, 2008
        through   November  30,  2013.  In  these   agreements,   the  Company  agrees  to
        withhold,  on behalf of the reinsurer,  assets equal to the statutory  liabilities associated  with  these  policies.  The  Company  has  netted  the funds  withheld liability of $4,015,445  and  $4,133,427  against the  reinsurance  receivables of
        $4,667,459  and  $4,756,933 in  reinsurance  receivables  in the December 31, 2016
        and   2015   consolidated   balance   sheets,   respectively.    The   reinsurance
        receivables contain embedded derivatives as discussed in Note 5.

        The Company is a party to a reinsurance  agreement  with North  American.  In this indemnity  agreement,  the  Company  assumes 80% of all  policies  issued by North
        American  on or after  January 1, 2014 of  specific  annuity  plans.  The  Company retrocedes  100% of this  business to a third party  reinsurer  through a modified
        coinsurance   agreement.   At  December  31,  2016  and  2015,   the  Company  has
        assumed  reserves of $690,026 and  $295,066,  respectively,  which are included in policyholder account balances.

        The  Company is a party to a modified  coinsurance  agreement  with a  third-party reinsurer.  This  indemnity  agreement  covers 80% of all  policies  issued by the
        Company on or after  January 1, 2014 of  specific  annuity  plans  along with 100%
        of the  business  the  Company  assumes  from North  American  in the  coinsurance
        agreement  discussed  in  the  previous  paragraph.   In  a  modified  coinsurance
        agreement,  the Company retains,  on behalf of the reinsurer,  assets equal to the statutory  liabilities  associated with the reinsured policies. As of December 31,
        2016  and  2015,   the  Company's   reserves   related  to  this   agreement  were
        $2,530,809  and  $1,599,191,   respectively   and  are  included  in  policyholder
        account balances.

        The  Company  is a party  to a  coinsurance  agreement  with  Guggenheim  Life and
        Annuity  Company  ("GLAC"),  an  affiliate.   This is an indemnity  agreement that
        covers 100% of all  policies  issued from January 1, 2008  through  September  30,
        2009  of  specific  annuity  plans.    Reinsurance  receivables  of  $248,467  and
        $259,320   associated   with  this  agreement  are  reported  as  a  component  of
        reinsurance   receivables   in  the  December  31,  2016  and  2015   consolidated
        balance sheets, respectively.

        MNL  Re  has  a   coinsurance   agreement   with   North   American,   which   was
        subsequently  amended  and  restated  on  December  31,  2013.  On June 30,  2014,
        the   coinsurance   agreement   with  North   American  was  further   amended  to
        increase the life insurance  policies  covered under the agreement.  In accordance
        with  the   coinsurance   agreement  North  American  ceded  a  defined  block  of
        permanent  life  insurance  products  to MNL Re. At  December  31,  2016 and 2015,
        MNL Re  assumed  reserves  of  $265,014  and  $192,121,  respectively,  which  are included  in  reinsurance  receivables.  MNL  Re  received  premiums  of  $69,709,
        $68,978, and $59,763 from North American in 2016, 2015, and 2014 respectively.

        On  December  31,  2011,  Solberg Re entered  into a  coinsurance  agreement  with
        North  American.  On  June  28,  2013,  the  agreement  was  amended  and  extends the term and increases the life  insurance  policies  covered under the agreement.
        In  accordance  with the  coinsurance  agreement  North  American  ceded a defined block of term life  insurance  to  Solberg  Re.  At  December  31,  2016 and 2015,
        Solberg  Re  assumed  reserves  of  $160,185  and  $143,321,  respectively,  which
        are  included  in  reinsurance  receivables.   Solberg  Re  received  premiums  of
        $55,911,  $58,084  and  $61,826  from  North  American  in  2016,  2015  and  2014 respectively.  In addition,  Solberg Re paid a reinsurance  assumed risk charge of
        $181  in  2015  to  North  American  and  received  a  reinsurance   assumed  risk
        charge of $9,823 in 2014,  respectively  from North  American.  Solberg Re paid an expense  allowance  of  $5,589,  $9,682  and  $19,153  in  2016,  2015  and  2014,
        respectively  and paid  claims of $25,966,  $17,201 and $17,417 in 2016,  2015 and
        2014 respectively to North American.

        Premiums,  interest  sensitive life and investment  product charges,  and benefits incurred  are  stated net of the  amounts  of  premiums  and  claims  assumed  and ceded.  Policyholder account balances,  policy benefit reserves, and policy claims and benefits  payable are reported gross of the related  reinsurance  receivables.
        These  receivables  are  recognized in a manner  consistent  with the  liabilities related to the underlying reinsured contracts.

12.     NOTES PAYABLE

        On October 28, 2013,  the Company  issued a note  payable to its parent,  SFG, for
        $142,000.   The  note   payable   bears   an   interest   rate  of  7.5%   payable
        semi-annually.    The  maturity  date of the note is October 31, 2043.  The amount
        of  interest   accrued   and   incurred   during   2016  and  2015  was   $10,650,
        respectively.   Payment  of  principal  and  interest  on this note is  subject to approval by the Iowa Insurance Division.

        On December  30,  2014,  the  Company  issued a note  payable to its parent,  SFG,
        for   $200,000.   The  note  payable  bears  an  interest  rate  of  7.0%  payable
        semi-annually.   The  maturity  date  of  the  note  is  December  30,  2044.  The amount  of  interest  accrued  and  incurred  during  2016 and  2015 was  $14,000, respectively.  Payment  of  principal  and  interest  on this note is  subject  to approval by the Iowa Insurance Division.

        The  Company  has  additional  notes  payable  issued  by  consolidated   variable
        interest  entities.  Merlins  2015  Series A-C has  cumulative  outstanding  notes payable to a  non-controlling  entity of  $130,000 as of December  31,  2016.  The notes bear a stated  coupon of 2% and also  entitles  the note  holder to residual cash flows.  The legal stated maturity date of the notes is July 27, 2058.

        In addition,  Merlins 2015 Series A-C has  cumulative  outstanding  notes  payable to an unrelated  party of $26,206 at December 31,  2016.  The note bears  interest based on the 1 year  LIBOR  rate plus 4% with the  LIBOR  rate  resetting  at each annual payment date.  The maturity date of the note is December 23, 2020.

        As of  December  31,  2015,  the  Company  had notes  payable  outstanding  issued by a consolidated  variable interest entity.  Paris Finance II had issued notes to the  non-controlling  interest holder of $41,440.  In early 2016, Paris Finance II was  liquidated  and the notes  payable were  exchanged  for notes issued by a new entity for which the Company does not consolidate.

13.     ACCUMULATED OTHER COMPREHENSIVE INCOME

        The components of accumulated OCI are as follows:

                                  --------------------------------------------------------------------------------------------------
                                                     Net Unrealized
                                   Net Unrealized    (Gain) Loss on    Intangible
                                   (Gain) Loss on      Non-Credit        Offset-
                                  Available-For-Sale   Portion of    Net Unrealized  Postretirement     Deferred
                                     Securities       OTTI Losses     (Gain) Loss       Liability     Income Taxes       Total
                                  ------------------ --------------- --------------- ---------------- -------------- ---------------
Balance at December 31, 2014            $ 2,390,931             $ -      $ (313,581)         $ 1,964     $ (727,760)    $ 1,351,554
Other comprehensive income
  before reclassifications                 (921,526)              -         137,430            2,972        273,393        (507,731)
Reclassification adjustments                  3,455               -          (3,854)            (768)           409            (758)
                                  ------------------ --------------- --------------- ---------------- -------------- ---------------
Balance at December 31, 2015              1,472,860               -        (180,005)           4,168       (453,958)        843,065
                                  ------------------ --------------- --------------- ---------------- -------------- ---------------
Other comprehensive income
  before reclassifications                 (188,779)              -         (40,116)           1,194         79,695        (148,006)
Reclassification adjustments                (95,901)              -          14,280             (945)        28,898         (53,668)
                                  ------------------ --------------- --------------- ---------------- -------------- ---------------
Balance at December 31, 2016            $ 1,188,180             $ -      $ (205,841)         $ 4,417     $ (345,365)      $ 641,391
                                  ================== =============== =============== ================ ============== ===============

        The following  table sets forth the  reclassification  adjustments  in accumulated
        other  comprehensive   income  by  component  as  reflected  in  the  consolidated statements of income:

                                                                                        December 31, 2016
                                                               --------------------------------------------------------------------
                                                                                   Intangible Offset-
                                                                 Net Unrealized     Net Unrealized
                                                                 (Gain) Loss on     (Gain) Loss on
                                                               Available-For-Sale  Available-For-Sale Postretirement
                                                                   Securities         Securities        Liability        Total
                                                               ------------------- ------------------ --------------- -------------

Net realized investment gains                                           $ (95,901)               $ -             $ -     $ (95,901)
Amortization of deferred policy acquisition costs and
   present value of future profits of acquired businesses                       -             13,083               -        13,083
Charges on interest sensitive and investment-type products                      -             (9,268)              -        (9,268)
Benefits incurred                                                               -              8,827               -         8,827
Amortization of deferred sales inducements                                      -              1,638               -         1,638
Operating and other expenses (net of commissions and
  other expenses deferred)
    Amortization of unrecognized postretirement items                           -                  -            (945)         (945)
                                                               ------------------- ------------------ --------------- -------------
Reclassifications before income taxes                                     (95,901)            14,280            (945)      (82,566)
Income taxes                                                               33,565             (4,998)            331        28,898
                                                               ------------------- ------------------ --------------- -------------
Reclassification adjustments                                            $ (62,336)           $ 9,282          $ (614)    $ (53,668)
                                                               =================== ================== =============== =============

                                                                                        December 31, 2015
                                                               --------------------------------------------------------------------
                                                                                   Intangible Offset-
                                                                 Net Unrealized     Net Unrealized
                                                                 (Gain) Loss on     (Gain) Loss on
                                                               Available-For-Sale  Available-For-Sale Postretirement
                                                                   Securities         Securities        Liability        Total
                                                               ------------------- ------------------ --------------- -------------
Net realized investment gains                                             $ 3,455                $ -             $ -       $ 3,455
Amortization of deferred policy acquisition costs and
   present value of future profits of acquired businesses                       -              1,840               -         1,840
Charges on interest sensitive and investment-type products                      -             (3,597)              -        (3,597)
Benefits incurred                                                               -                294               -           294
Amortization of deferred sales inducements                                      -             (2,391)              -        (2,391)
Operating and other expenses (net of commissions and
  other expenses deferred)
    Amortization of unrecognized postretirement items                           -                  -            (768)         (768)
                                                               ------------------- ------------------ --------------- -------------
Reclassifications before income taxes                                       3,455             (3,854)           (768)       (1,167)
Income taxes                                                               (1,209)             1,349             269           409
                                                               ------------------- ------------------ --------------- -------------
Reclassification adjustments                                              $ 2,246           $ (2,505)         $ (499)       $ (758)
                                                               =================== ================== =============== =============

        The unrealized  gain (loss) on  available-for-sale  securities,  certain  interest rate swaps,  and  non-credit  portion of OTTI  losses is  adjusted by  intangibles
        (primarily  DAC, DSI and  unearned  liability)  and  deferred  income taxes and is included in the statements of comprehensive income.

14.     INCOME TAXES

        The significant components of income tax expense are as follows:

                                                              2016            2015            2014
                                                          --------------  --------------  --------------

Current                                                    $    192,385    $    137,788    $    298,776
Deferred                                                         38,466          34,488         (17,727)
                                                          --------------  --------------  --------------
   Total income tax expense                                $    230,851    $    172,276    $    281,049
                                                          ==============  ==============  ==============

        Total  income tax expense  attributable  to income  before  taxes  differs from the amounts that would result from applying the U.S.  federal  statutory rate of 35% in
        2016, 2015 and 2014. The significant differences in 2016 and 2014 were tax credits.
        The significant differences in 2015 included tax credits and the release of an over accrual of deferred tax liabilities.

        The tax effects of temporary  differences  that give rise to significant  portions of deferred  income tax assets and  deferred  income tax  liabilities  at December
        31, 2016 and 2015 are as follows:

                                                              2016            2015
                                                          --------------  --------------

Deferred income tax assets
   Policy liabilities and reserves                         $    553,572    $    419,685
   Other, net                                                   122,307         114,477
                                                          --------------  --------------
            Total deferred income tax assets                    675,879         534,162
                                                          --------------  --------------
Deferred income tax liabilities
   Investments                                                 (501,530)       (500,163)
   Deferred policy acquisition costs and deferred sales
    inducements                                                (761,592)       (691,370)
                                                          --------------  --------------
            Total deferred income tax liabilities            (1,263,122)     (1,191,533)
                                                          --------------  --------------
            Net deferred income tax liability              $   (587,243)   $   (657,371)
                                                          ==============  ==============

        If the Company  determines  that any of its deferred tax assets will not result in future tax benefits,  a valuation allowance must be established for the portion of these  assets  that are not  expected to be  realized.  Based upon a review of the
        Company's  anticipated  future  taxable  income  and after  considering  all other
        available  evidence,   both  positive  and  negative,   the  Company's  management
        concluded  that it is more likely than not that the gross deferred tax assets will be realized, and no valuation allowance is necessary.

        The Company has not  established  a liability  for  unrecognized  tax benefits and does not  expect  this to  change  during  the next  twelve  months.  The  Company
        recognizes  interest  and/or  penalties  as  a  component  of  tax  expense.   The
        Company  did  not  have  any  accrued  interest  and  penalties  at  December  31,
        2016, 2015 and 2014.

        The IRS  concluded  its  examination  of the  2012 and  2013  tax  returns  during
        2016.  All  adjustments  were agreed to and the  additional  tax and interest paid had no material  effect on the financial  statements.  Tax years prior to 2014 are considered effectively closed.

15.     OPERATING LEASES

        The  Company  leases  certain  equipment  and  office  space.  Rental  expense  of
        $4,400,  $4,015 and  $3,923 was  incurred  in 2016,  2015 and 2014,  respectively.
        Approximate  future  minimum  lease  payments  under  noncancellable   leases  are
        as follows:

                    Year ending December 31,
                    2016                                    $ 2,830
                    2017                                      3,245
                    2018                                      3,404
                    2019                                      3,308
                    2020                                      1,075
                    Thereafter                                1,792
                                                       -------------
                                                           $ 15,654
                                                       =============

16.     EMPLOYEE BENEFIT PLANS

        Pension Plan

        The  Company  had  a  noncontributory   defined  benefit  pension  plan  ("Pension
        Plan")  covering  certain  full-time  employees.  In 2004, the Company  approved a plan  amendment to freeze the  participant's  accounts of the Pension Plan,  which had the effect of  establishing  each  participant's  earned accrued benefit as of
        December  31,  2004.  The Plan was  terminated  on July 18,  2014.  As a result of the plan  termination,  the liability to plan participants was settled through the
        purchase  of  nonparticipating   annuity  contracts  and  lump  sum  payments.  In
        2014,  the  Company  recorded  a  nonrecurring  settlement  loss of  approximately
        $15,479.  Plan assets remaining in the Pension Plan after termination  payouts and
        payment  of  certain  plan  expenses  were   transferred  to  the  Employee  Stock
        Ownership  Plan  ("ESOP")  in  accordance  with IRC ss. 409 and were not be  subject to excise tax.

        Retiree Medical Plan

        The  Company  provides  certain  post-retirement  health care  benefits  through a health and  welfare  benefit  plan  ("Retiree  Medical  Plan") and life  insurance benefits  for  eligible  active and retired  employees.  The  accumulated  benefit obligation  included in accounts  payable  and  accrued  expenses  was $23,531 and
        $23,088  for 2016 and 2015,  respectively.  The  weighted-average  discount  rates used to  determine  the  benefit  obligations  as of  December  31,  2016 and 2015
        were 4.01% and 4.14%,  respectively.   Net  periodic  benefit  costs were  $1,148,
        $1,356  and  $702  for  the  year  ended   December  31,  2016,   2015  and  2014,
        respectively.  The  weighted-average  discount  rates  used to  determine  the net periodic  benefit  costs  for the year  ended  December  31,  2016,  2015 and 2014 were 4.14%, 3.79% and 4.75%, respectively.

        Employee stock ownership plan

       The  Company   participates   in  an  Employee   Stock   Ownership   Plan  ("ESOP")
       sponsored  by SEI  covering  certain  full-time  employees.   Prior  to  2010,  the
       majority  of SEI's  stock  was  held in the  Charles  A.  Sammons  1987  Charitable
       Remainder  Trust Number Two (the  "CRT").   Prior to his death in 1988,  Charles A.
       Sammons,  the  founder  of SEI,  established  the  CRT.   The  death of his  widow,
       Elaine D.  Sammons,  in January  2009,  initiated the process of settling the CRT.
       In  January  2010,  the  7,664,402  shares  of the SEI  stock  held by the CRT were transferred to the ESOP (the  "Transfer") as unallocated  shares,  which  completed
       the  settlement  of the  CRT.   As of  December  31,  2016 the  ESOP  owns  100% of
       the outstanding stock of SEI.

       Compensation expense of $19,657, $17,729 and $21,389 for 2016, 2015 and
       2014, respectively, was recorded related to the ESOP.

17.     STATUTORY FINANCIAL DATA AND DIVIDEND RESTRICTIONS

       The Company is domiciled in Iowa and its statutory-basis financial statements are prepared in accordance with accounting practices prescribed or permitted by the insurance department of the domiciliary state.  "Prescribed" statutory accounting practices include state laws, regulations, and general administrative rules, as well as a variety of publications of the National Association of Insurance
       Commissioners ("NAIC").  "Permitted" statutory accounting practices encompass all accounting practices that are not prescribed.  Such practices differ from state to state and company to company.

       The prescribed and permitted practices used by the Company in 2016 include the following:

        o       In 2006 Iowa issued a prescribed practice that instructs insurance companies to use other than market value for assets held in separate accounts where general account guarantees are present on such separate accounts. As a result, the Company carries the assets of the separate accounts related to its bank owned life insurance products at book value.

        o       In 2008 Iowa issued a prescribed practice that allows insurance companies to account for call option derivative assets that hedge the growth in interest credited to the hedged policy as a direct result of changes in the related indices at amortized cost. Other derivative instruments such as indexed futures, swaps and swaptions that may be used to hedge the growth in interest credited to the policy as a direct result of changes in the related indices would still be accounted for at fair value since an amortized cost for these instruments does not exist. As a result, the
                Company elected to establish a voluntary reserve to offset increases in the values of these other derivative instruments. The prescribed practice also provides guidance to determine indexed annuity reserve calculations based on the Guideline 35 Reserve assuming the market value of the call option(s)
                associated with the current index term is zero, regardless of the observable market for such option(s). At the conclusion of the index term, credited interest is reflected in the reserve as realized, based on actual index performance. The Company adopted this prescribed practice in 2008.

        o       In 2015 Iowa issued a prescribed practice that allows insurance companies domiciled in Iowa to use the Annuity 2000 mortality table for determining the minimum standard of valuation for annuities issued on or after January
                1, 2015. NAIC Accounting requires the 2012 IAR Mortality Table for determining the minimum standard of valuation for annuities issued during
                2015.

        The combined effect of applying these prescribed practices in 2016 decreased the Company's statutory-based surplus by $76,010.  The risk-based capital excluding the effect of these prescribed practices would not have resulted in a regulatory trigger event.

        The state of Iowa statue allows limited  purpose  captive  insurance  companies to assume  certain  redundant  insurance  reserves.  Solberg  Re and  MNL  Re  assume redundant  reserves  from  Midland  National and North  American  that are secured
        by   an   LOC   and   contingent    note   guarantee   that   provided    combined
        statutory-based  surplus  relief of  $1,537,145  and  $1,442,753  at December  31,
        2016 and December 31, 2015, respectively.

        Generally,  the net assets of an Iowa domiciled  insurance  company  available for distribution  to its  stockholders  are  limited  to the  amounts by which the net assets, as determined in accordance with statutory  accounting  practices,  exceed minimum regulatory  statutory capital  requirements.  All payments of dividends or other  distributions  to  stockholders  are subject to  notification of regulatory
        authorities.   The  maximum   amount  of  dividends   that  can  be  paid  by  the
        Company  during  any  12-month   period,   without  prior  approval  of  the  Iowa
        insurance  commissioner,  is limited  according to statutory  regulations and is a function of  statutory  equity and  statutory  income  (generally,  the greater of prior  year  statutory-basis  net gain from  operations  or 10% of prior  year-end statutory-basis  surplus).  The  Company  paid  dividends  of  $202,518,  $123,880 and  $369,252  in 2016,  2015 and 2014,  respectively.  Dividends  payable in 2017 up to  approximately  $309,912  will not  require  prior  approval  of  regulatory authorities.

        The  statutory  net gain  from  operations  of the  Company  for the  years  ended
        December  31,  2016,   2015  and  2014,  was  $512,412,   $369,903  and  $258,889,
        respectively,  and  reported  surplus at December  31,  2016,  2015 and 2014,  was
        $3,099,125,   $2,856,992  and   $2,794,217,   respectively,   in  accordance  with
        statutory accounting principles.

18.     OTHER RELATED PARTY TRANSACTIONS

        The  Company  pays fees to SEI  under  management  contracts  that  cover  certain
        investment,   accounting,   employee   benefits  and  management   services.   The
        Company  was  charged  $30,900,  $10,762  and  $10,525  in 2016,  2015  and  2014,
        respectively, related to these contracts.

        The Company  provides  certain  investment,  accounting,  payroll  administration, policy  administration  and management  services to North  American,  for which it
        was   reimbursed   $107,267,   $86,835  and  $83,888  in  2016,   2015  and  2014,
        respectively, for the costs incurred to render such services.

        The  Company  provided  certain  investment,  accounting,  payroll  administration and  management  services  to SRS for  which  it was  reimbursed  $15,518,  $9,299 and $8,169 in 2016,  2015 and 2014,  respectively,  for costs  incurred  to render such services.

        The  Company  provided  certain  investment,  accounting,  payroll  administration and  management  services  to SFN for  which it was  reimbursed  $17,423,  $18,821 and $14,820 in 2016,  2015 and 2014,  respectively,  for costs  incurred to render such services.

        In 2013,  Midland  National issued  guaranteed  investment  contracts  ("GICs") to
        SEI  for  $102,000.  In  2016,  MNL  issued  additional  GICs of  $100,000.  These contracts  totaling $202,000 are included in policyholder  account balances in the
        accompanying   consolidated   balance   sheets   at   December   31,   2016.   The
        contracts  pay 1% interest  and mature in equal  monthly  installments  over a one year  period.  Each  installment  may  be  renewed  for  an  additional  one  year period.  Interest  incurred on these  contracts were $1,669,  $1,032 and $1,021 in
        2016, 2015 and 2014, respectively.

        SEI has a noncontrolling  interest in Guggenheim Capital,  L.L.C.  ("Guggenheim"), a  diversified  financial  services  firm  that  operates  businesses  in  capital
        markets,   investment  management,   insurance  services  and  solutions,   wealth
        management and merchant banking.

        GPIM   provides   investment   management   services  for  the   Company.   During
        2016,  2015 and 2014,  the  Company  incurred  expense  of  $42,074,  $38,042  and
        $35,257,  respectively,  for  these  investment  management  services.  The fee is
        calculated   based  on  the   average   fair  value  of  invested   assets   under
        management multiplied by a contractual rate.

        Guggenheim  Commercial  Real Estate  Finance,  L.L.C.  (an indirect  subsidiary of
        Guggenheim)   provides   commercial   mortgage  loan   origination  and  servicing
        services  for  the  Company.    During  2016  and  2015,   the  Company   incurred
        expense  of  $8,335  and  $6,643,  respectively,  for  these  commercial  mortgage
        services.   The fee is  calculated  monthly  based  on the  outstanding  principal balance of the  commercial  mortgage  loans and real estate owned  multiplied by a contractual rate.

        The  Company  had  a  $17,641   reverse   repurchase   agreement  with  Guggenheim
        Aircraft  Opportunity  Fund, L.P. (a limited  partnership  managed by Guggenheim).
        The reverse  repurchase  agreement is reported in  short-term  investments  in the consolidated  balance  sheets,  has an initial term of 364 days,  is renewable and earns an  interest  rate of 4.45%.  The  Company  earned  $3,135 and  $3,849  from this agreement in 2016 and 2015, respectively.

        The Company holds various  investments  debt  securities  and limited  partnership interests  issued  by  Guggenheim  and its  affiliates.  The debt  securities  are reported in fixed maturities,  available-for-sale in the accompanying consolidated
        balance  sheet.   The  reported  value  of  these   securities  was  $708,760  and
        $716,717 at  December  31, 2016 and 2015,  respectively.  The limited  partnership interests are reported in other invested assets in the  accompanying  consolidated
        balance  sheet.   The  reported   value  of  these   interests  was  $516,099  and
        $606,690 at December 31, 2016 and 2015, respectively.

        The  Company  is  party  to two  coinsurance  agreements  with  GLAC.  See Note 11 for further discussion of these transactions.

        The   Company   pays  fees  to  an   affiliate   of   Guggenheim   for   providing
        administrative  services  for the SRS mutual fund and variable  annuity  products.
        The  Company  incurred  expense  of  $5,902,  $3,297  and  2,569  to  the  service company for  processing  and  administration  of the  products  in 2016,  2015 and
        2014, respectively.

        The  Company  is a party  to  reinsurance  agreements  with  North  American.  See
        Note 11 for further discussion of these transactions.

19.     COMMITMENTS AND CONTINGENCIES

        The Company  has, in the normal  course of  business,  claims and  lawsuits  filed against  it. In some  cases the  damages  sought  are  substantially  in excess of contractual  policy  benefits.  The Company  believes  these claims and  lawsuits, either  individually  or in aggregate,  will not  materially  affect the Company's financial position or results of operations.

        At  December  31,  2016,  the  Company  had  outstanding  capital  commitments  to limited partnerships of $348,539.

        Under  insurance  guaranty fund laws,  in most states  insurance  companies  doing business therein can be assessed up to prescribed  limits for policyholder  losses
        incurred   by   insolvent   companies.   The  Company   does  not   believe   such
        assessments will be materially  different from amounts already provided for in the consolidated  financial statements.  Most of these laws do provide,  however, that an  assessment  may be excused or deferred if it would  threaten an insurer's  own financial strength.

20.     SUBSEQUENT EVENTS

        The  Company  evaluated   subsequent  events  through  March  30,  2017  which  is
        the date the  consolidated  financial  statements  were  available  to be  issued.
        There were no  subsequent  event  transactions  that  required  disclosure  in the consolidated financial statements.

Midland National Life Insurance Company
Separate Account C
Financial Statements
December 31, 2016 and 2015

Midland National Life Insurance Company
Separate Account C
Index
-----------------------------------------------------------------------------------------------------------------------

                                                                                                                Page(s)

Report of Independent Registered Public Accounting Firm............................................................1-6

Financial Statements

Statements of Assets and Liabilities, Operations and Changes in Net Assets.......................................7-275

Notes to Financial Statements..................................................................................276-335

                                Report of Independent Registered Public Accounting Firm

To the Board of Directors of Midland National Life Insurance Company and the Policyowners of Midland National Life
Insurance Company Separate Account C

In our opinion, for each of the subaccounts of Midland National Life Insurance Company Separate Account C
indicated in the table below, the accompanying statements of assets and liabilities, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the subaccounts of Midland National Life Insurance Company Separate Account C as of the date indicated in the table, and the results of each of their operations and the changes in their net assets for each of the periods indicated in the table, in conformity with accounting principles generally accepted in the United States of America.
These financial statements are the responsibility of the management of Midland National Life Insurance Company.
Our responsibility is to express an opinion on these financial statements based on our audits.  We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight
Board (placecountry-regionUnited States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation.  We believe that our audits, which included confirmation of securities as of December 31,
2016 by correspondence with underlying fund management, provide a reasonable basis for our opinions.

-------------------------------------------------------------- ------------------------------------------------------------
Fidelity Variable Insurance Products - Government Money        Fidelity Variable Insurance Products - High Income
Market Portfolio (1)                                           Portfolio (1)
-------------------------------------------------------------- ------------------------------------------------------------
Fidelity Variable Insurance Products - Equity-Income           Fidelity Variable Insurance Products - Growth Portfolio (1)
Portfolio (1)
-------------------------------------------------------------- ------------------------------------------------------------
Fidelity Variable Insurance Products - Overseas Portfolio (1)  Fidelity Variable Insurance Products - Mid Cap Portfolio
                                                               (1)
-------------------------------------------------------------- ------------------------------------------------------------
Fidelity Variable Insurance Products - Asset Manager           Fidelity Variable Insurance Products - Investment Grade
Portfolio (1)                                                  Bond Portfolio (1)
-------------------------------------------------------------- ------------------------------------------------------------
Fidelity Variable Insurance Products - Index 500 Portfolio     Fidelity Variable Insurance Products - Contrafund
(1)                                                            Portfolio (1)
-------------------------------------------------------------- ------------------------------------------------------------
Fidelity Variable Insurance Products - Asset Manager           Fidelity Variable Insurance Products - Balanced Portfolio
Growth Portfolio (1)                                           (1)
-------------------------------------------------------------- ------------------------------------------------------------
Fidelity Variable Insurance Products - Growth & Income         Fidelity Variable Insurance Products - Growth
Portfolio (1)                                                  Opportunities Portfolio (1)
-------------------------------------------------------------- ------------------------------------------------------------
Fidelity Variable Insurance Products - Value Strategies        Fidelity Variable Insurance Products - Strategic Income
Portfolio (1)                                                  Portfolio (1)
-------------------------------------------------------------- ------------------------------------------------------------
Fidelity Variable Insurance Products - Emerging Markets        Fidelity Variable Insurance Products - Real Estate
Portfolio (1)                                                  Portfolio (1)
-------------------------------------------------------------- ------------------------------------------------------------
Fidelity Variable Insurance Products - Funds Manager 50%       Fidelity Variable Insurance Products - Funds Manager
Portfolio (1)                                                  70% Portfolio (1)
-------------------------------------------------------------- ------------------------------------------------------------
Fidelity Variable Insurance Products - Funds Manager 85%       Fidelity Variable Insurance Products - Government Money
Portfolio (1)                                                  Market Portfolio Service Class 2 (1)
-------------------------------------------------------------- ------------------------------------------------------------
American Century Variable Portfolios, Inc. - Balanced Fund     American Century Variable Portfolios, Inc. - Capital
(1)                                                            Appreciation Fund (1)
-------------------------------------------------------------- ------------------------------------------------------------
American Century Variable Portfolios, Inc. - International     American Century Variable Portfolios, Inc. - Value Fund
Fund (1)                                                       (1)
-------------------------------------------------------------- ------------------------------------------------------------
American Century Variable Portfolios, Inc. - Income &          American Century Variable Portfolios, Inc. - Inflation
Growth Fund (1)                                                Protection Fund (1)
-------------------------------------------------------------- ------------------------------------------------------------
American Century Variable Portfolios, Inc. - Large Company     American Century Variable Portfolios, Inc. - Mid Cap
Value Fund (1)                                                 Value Fund (1)
-------------------------------------------------------------- ------------------------------------------------------------
American Century Variable Portfolios, Inc. - Ultra Fund (1)    MFS Variable Insurance Trust - Research Series (1)
-------------------------------------------------------------- ------------------------------------------------------------
MFS Variable Insurance Trust - Growth Series (1)               MFS Variable Insurance Trust - Investors Trust Series (1)
-------------------------------------------------------------- ------------------------------------------------------------
MFS Variable Insurance Trust - New Discovery Series (1)        MFS Variable Insurance Trust - Corporate Bond Portfolio
                                                               (1)
-------------------------------------------------------------- ------------------------------------------------------------
MFS Variable Insurance Trust - Emerging Markets Equity         MFS Variable Insurance Trust - Technology Portfolio (1)
Portfolio (1)
-------------------------------------------------------------- ------------------------------------------------------------
MFS Variable Insurance Trust - Global Tactical Allocation      MFS Variable Insurance Trust - International Value
Portfolio (1)                                                  Portfolio (1)
-------------------------------------------------------------- ------------------------------------------------------------
MFS Variable Insurance Trust - Utilities Series Portfolio (1)  MFS Variable Insurance Trust - Blended Research Core
                                                               Equity Portfolio (2)
-------------------------------------------------------------- ------------------------------------------------------------
Lord Abbett Series Fund, Inc. - Growth & Income Portfolio      Lord Abbett Series Fund, Inc. - Mid-Cap Stock Portfolio (1)
(1)
-------------------------------------------------------------- ------------------------------------------------------------
Lord Abbett Series Fund, Inc. - International Opportunities    Lord Abbett Series Fund, Inc. - Bond-Debenture Portfolio
Portfolio (1)                                                  (1)
-------------------------------------------------------------- ------------------------------------------------------------
Lord Abbett Series Fund, Inc. - Fundamental Equity             Lord Abbett Series Fund, Inc. - Developing Growth
Portfolio (1)                                                  Portfolio (1)
-------------------------------------------------------------- ------------------------------------------------------------
Lord Abbett Series Fund, Inc. - Short Duration Income          Alger Fund - LargeCap Growth Portfolio (1)
Portfolio (2)
-------------------------------------------------------------- ------------------------------------------------------------
Alger Fund - MidCap Growth Portfolio (1)                       Alger Fund - Capital Appreciation Portfolio (1)
-------------------------------------------------------------- ------------------------------------------------------------
Alger Fund - SmallCap Growth Portfolio (1)                     Alger Fund - Capital Appreciation Portfolio Class S (1)
-------------------------------------------------------------- ------------------------------------------------------------
Calvert Variable Series, Inc. - Mid Cap Growth Portfolio (1)   Calvert Variable Series, Inc. - S&P 500 Index Portfolio (1)
-------------------------------------------------------------- ------------------------------------------------------------
Invesco Variable Insurance Funds - Technology Fund (1)         Invesco Variable Insurance Funds - Managed Volatility
                                                               Fund (1)
-------------------------------------------------------------- ------------------------------------------------------------
Invesco Variable Insurance Funds - Diversified Dividend        Invesco Variable Insurance Funds - Global Health Care
Fund (1)                                                       Fund (1)
-------------------------------------------------------------- ------------------------------------------------------------
Invesco Variable Insurance Funds - Global Real Estate          Invesco Variable Insurance Funds - International Growth
Fund (1)                                                       Fund (1)
-------------------------------------------------------------- ------------------------------------------------------------
Invesco Variable Insurance Funds - Mid Cap Core Equity         J.P. Morgan Series Trust II - Core Bond Portfolio (1)
Fund (1)
-------------------------------------------------------------- ------------------------------------------------------------
J.P. Morgan Series Trust II - Small Cap Core Portfolio (1)     Rydex Variable Trust - Nova Fund (1)
-------------------------------------------------------------- ------------------------------------------------------------
Rydex Variable Trust - NASDAQ-100 Fund (1)                     Rydex Variable Trust - U.S. Government Money Market
                                                               Fund (1)
-------------------------------------------------------------- ------------------------------------------------------------
Rydex Variable Trust - Inverse S&P 500 Strategy Fund (1)       Rydex Variable Trust - Inverse NASDAQ-100 Strategy
                                                               Fund (1)
-------------------------------------------------------------- ------------------------------------------------------------
Rydex Variable Trust - Inverse Government Long Bond            Rydex Variable Trust - Government Long Bond 1.2x
Strategy Fund (1)                                              Strategy (1)
-------------------------------------------------------------- ------------------------------------------------------------
Rydex Variable Trust - NASDAQ-100 2x Strategy Fund (1)         Rydex Variable Trust - Inverse Dow 2x Strategy Fund (1)
-------------------------------------------------------------- ------------------------------------------------------------
Rydex Variable Insurance Fund - Biotechnology Fund (1)         Rydex Variable Insurance Fund - S&P 500 Pure Growth
                                                               Fund (1)
-------------------------------------------------------------- ------------------------------------------------------------
Rydex Variable Insurance Fund - S&P MidCap 400 Pure            Guggenheim Variable Insurance Fund - Long Short Equity
Growth Fund (1)                                                Fund (1)
-------------------------------------------------------------- ------------------------------------------------------------
Guggenheim Variable Insurance Fund - Multi-Hedge               Guggenheim Variable Insurance Fund - Global Managed
Strategies Fund (1)                                            Futures Strategies Fund (1)
-------------------------------------------------------------- ------------------------------------------------------------
Guggenheim Variable Insurance Fund - Small Cap Value           ProFunds VP - Access VP High Yield Fund (1)
Fund (1)
-------------------------------------------------------------- ------------------------------------------------------------
ProFunds VP - Asia 30 (1)                                      ProFunds VP - Banks (1)
-------------------------------------------------------------- ------------------------------------------------------------
ProFunds VP - Basic Materials (1)                              ProFunds VP - Bear (1)
-------------------------------------------------------------- ------------------------------------------------------------
ProFunds VP - Biotechnology (1)                                ProFunds VP - Bull (1)
-------------------------------------------------------------- ------------------------------------------------------------
ProFunds VP - Consumer Goods (1)                               ProFunds VP - Consumer Services (1)
-------------------------------------------------------------- ------------------------------------------------------------
ProFunds VP - Dow 30 (1)                                       ProFunds VP - Emerging Markets (1)
-------------------------------------------------------------- ------------------------------------------------------------
ProFunds VP - Europe 30 (1)                                    ProFunds VP - Falling US Dollar (1)
-------------------------------------------------------------- ------------------------------------------------------------
ProFunds VP - Financials (1)                                   ProFunds VP - Health Care (1)
-------------------------------------------------------------- ------------------------------------------------------------
ProFunds VP - Industrials (1)                                  ProFunds VP - International (1)
-------------------------------------------------------------- ------------------------------------------------------------
ProFunds VP - Internet (1)                                     ProFunds VP - Japan (1)
-------------------------------------------------------------- ------------------------------------------------------------
ProFunds VP - Large-Cap Growth (1)                             ProFunds VP - Large-Cap Value (1)
-------------------------------------------------------------- ------------------------------------------------------------
ProFunds VP - Mid-Cap (1)                                      ProFunds VP - Mid-Cap Growth (1)
-------------------------------------------------------------- ------------------------------------------------------------
ProFunds VP - Mid-Cap Value (1)                                ProFunds VP - Government Money Market (1)
-------------------------------------------------------------- ------------------------------------------------------------
ProFunds VP - Oil & Gas (1)                                    ProFunds VP - NASDAQ-100 (1)
-------------------------------------------------------------- ------------------------------------------------------------
ProFunds VP - Pharmaceuticals (1)                              ProFunds VP - Precious Metals (1)
-------------------------------------------------------------- ------------------------------------------------------------
ProFunds VP - Real Estate (1)                                  ProFunds VP - Rising Rates Opportunity (1)
-------------------------------------------------------------- ------------------------------------------------------------
ProFunds VP - Semiconductor (1)                                ProFunds VP - Short Dow 30 (1)
-------------------------------------------------------------- ------------------------------------------------------------
ProFunds VP - Short Emerging Markets (1)                       ProFunds VP - Short International (1)
-------------------------------------------------------------- ------------------------------------------------------------
ProFunds VP - Short Mid-Cap (1)                                ProFunds VP - Short NASDAQ-100 (1)
-------------------------------------------------------------- ------------------------------------------------------------
ProFunds VP - Short Small-Cap (1)                              ProFunds VP - Small-Cap (1)
-------------------------------------------------------------- ------------------------------------------------------------
ProFunds VP - Small-Cap Growth (1)                             ProFunds VP - Small-Cap Value (1)
-------------------------------------------------------------- ------------------------------------------------------------
ProFunds VP - Technology (1)                                   ProFunds VP - Telecommunications (1)
-------------------------------------------------------------- ------------------------------------------------------------
ProFunds VP - U.S. Government Plus (1)                         ProFunds VP - UltraBull (1)
-------------------------------------------------------------- ------------------------------------------------------------
ProFunds VP - UltraMid-Cap (1)                                 ProFunds VP - UltraNASDAQ-100 (1)
-------------------------------------------------------------- ------------------------------------------------------------
ProFunds VP - UltraShort Dow 30 (1)                            ProFunds VP - UltraShort NASDAQ-100 (1)
-------------------------------------------------------------- ------------------------------------------------------------
ProFunds VP - UltraSmall-Cap (1)                               ProFunds VP - Utilities (1)
-------------------------------------------------------------- ------------------------------------------------------------
VanEck Worldwide Insurance Trust - Global Hard Assets          VanEck Worldwide Insurance Trust - Emerging Markets
Fund (1)                                                       Fund (1)
-------------------------------------------------------------- ------------------------------------------------------------
VanEck Worldwide Insurance Trust - Unconstrained               Janus Aspen Series - Global Technology Portfolio (1)
Emerging Markets Bond Fund (1)
-------------------------------------------------------------- ------------------------------------------------------------
Janus Aspen Series - Overseas Portfolio (1)                    Janus Aspen Series - Janus Portfolio (1)
-------------------------------------------------------------- ------------------------------------------------------------
Janus Aspen Series - Enterprise Services Portfolio (1)         Janus Aspen Series - Global Research Portfolio (1)
-------------------------------------------------------------- ------------------------------------------------------------
Janus Aspen Series - Perkins Mid Cap Value Portfolio (1)       Janus Aspen Series - Balanced Portfolio (1)
-------------------------------------------------------------- ------------------------------------------------------------
Janus Aspen Series - Flexible Bond Portfolio (1)               Janus Aspen Series - Global Unconstrained Bond
                                                               Portfolio (2)
-------------------------------------------------------------- ------------------------------------------------------------
PIMCO Variable Insurance Trust - Total Return Portfolio (1)    PIMCO Variable Insurance Trust - Low Duration Portfolio
                                                               (1)
-------------------------------------------------------------- ------------------------------------------------------------
PIMCO Variable Insurance Trust - High Yield Portfolio (1)      PIMCO Variable Insurance Trust - Real Return Portfolio
                                                               (1)
-------------------------------------------------------------- ------------------------------------------------------------
PIMCO Variable Insurance Trust - All Asset Portfolio (1)       PIMCO Variable Insurance Trust - Global Multi-Asset
                                                               Managed Allocation Portfolio (1)
-------------------------------------------------------------- ------------------------------------------------------------
PIMCO Variable Insurance Trust - Short-Term Portfolio (1)      PIMCO Variable Insurance Trust - Emerging Markets
                                                               Bond Portfolio (1)
-------------------------------------------------------------- ------------------------------------------------------------
PIMCO Variable Insurance Trust - Global (Unhedged) Bond        PIMCO Variable Insurance Trust - Commodity Real
Portfolio (1)                                                  Return Strategy Portfolio (1)
-------------------------------------------------------------- ------------------------------------------------------------
PIMCO Variable Insurance Trust - Foreign Bond                  PIMCO Variable Insurance Trust - Unconstrained Bond
(USD-Hedged) Adv Portfolio (2)                                 Adv Portfolio (2)
-------------------------------------------------------------- ------------------------------------------------------------
Goldman Sachs Variable Insurance Trust - Small Cap             Goldman Sachs Variable Insurance Trust - Large Cap
Equity Insights Fund (1)                                       Value Fund (1)
-------------------------------------------------------------- ------------------------------------------------------------
Goldman Sachs Variable Insurance Trust - Mid Cap Value         Neuberger Berman Advisors Management Trust -
Fund (1)                                                       SmallCap Growth Portfolio (1)
-------------------------------------------------------------- ------------------------------------------------------------
Neuberger Berman Advisors Management Trust - Mid-Cap           Neuberger Berman Advisors Management Trust - AMT
Growth Portfolio (1)                                           Mid Cap Intrinsic Value Portfolio (1)
-------------------------------------------------------------- ------------------------------------------------------------
Dreyfus Variable Investment Fund - Appreciation Portfolio      Dreyfus Variable Investment Fund - International Value
(1)                                                            Portfolio (1)
-------------------------------------------------------------- ------------------------------------------------------------
Dreyfus Variable Investment Fund - Socially Responsible        Invesco Van Kampen Variable Insurance Fund - Growth
Growth Portfolio (1)                                           and Income Portfolio (1)
-------------------------------------------------------------- ------------------------------------------------------------
Invesco Van Kampen Variable Insurance Fund - Value             Invesco Van Kampen Variable Insurance Fund -
Opportunities Fund (1)                                         American Value Fund (1)
-------------------------------------------------------------- ------------------------------------------------------------
Morgan Stanley Universal Institutional Funds - Emerging        Morgan Stanley Universal Institutional Funds - Emerging
Markets Debt Portfolio (1)                                     Markets Equity Portfolio (1)
-------------------------------------------------------------- ------------------------------------------------------------
Morgan Stanley Universal Institutional Funds - Mid Cap         Morgan Stanley Universal Institutional Funds - U.S. Real
Growth Portfolio (1)                                           Estate Portfolio (1)
-------------------------------------------------------------- ------------------------------------------------------------
Northern Lights Variable Trust - Adaptive Allocation           Northern Lights Variable Trust - Power Income Fund (1)
Portfolio (1)
-------------------------------------------------------------- ------------------------------------------------------------
AB Variable Products Series - Real Estate Investment           AB Variable Products Series - Dynamic Asset Allocation
Portfolio (1)                                                  Portfolio (1)
-------------------------------------------------------------- ------------------------------------------------------------
AB Variable Products Series - Small Cap Growth Portfolio       AB Variable Products Series - Small Mid Cap Value
(1)                                                            Portfolio (1)
-------------------------------------------------------------- ------------------------------------------------------------
BlackRock Variable Series Fund, Inc. - Basic Value Fund (1)    BlackRock Variable Series Fund, Inc. - Capital
                                                               Appreciation Fund (1)
-------------------------------------------------------------- ------------------------------------------------------------
BlackRock Variable Series Fund, Inc. - Equity Dividend         BlackRock Variable Series Fund, Inc. - Global Allocation
Fund (1)                                                       Fund (1)
-------------------------------------------------------------- ------------------------------------------------------------
BlackRock Variable Series Fund, Inc. - Large Cap Core          BlackRock Variable Series Fund, Inc. - Large Cap Growth
Fund (1)                                                       Fund (1)
-------------------------------------------------------------- ------------------------------------------------------------
BlackRock Variable Series Fund, Inc. - iShares Alternatives    BlackRock Variable Series Fund, Inc. - iShares Dynamic
Strategies Fund (1)                                            Allocation Fund (1)
-------------------------------------------------------------- ------------------------------------------------------------
BlackRock Variable Series Fund, Inc. - iShares Dynamic         BlackRock Variable Series Fund, Inc. - iShares Equity
Fixed Income Fund (1)                                          Appreciation Fund (1)
-------------------------------------------------------------- ------------------------------------------------------------
Columbia Variable Portfolio - Contrarian Core 2 Portfolio (1)  Columbia Variable Portfolio - Dividend Opportunity
                                                               Portfolio (1)
-------------------------------------------------------------- ------------------------------------------------------------
Columbia Variable Portfolio - Emerging Markets Bond            Columbia Variable Portfolio - High Yield Portfolio (1)
Portfolio (1)
-------------------------------------------------------------- ------------------------------------------------------------
Deutsche Variable Insurance Portfolios - Equity 500 Index      Deutsche Variable Insurance Portfolios - Small Cap Index
Portfolio (1)                                                  Portfolio (1)
-------------------------------------------------------------- ------------------------------------------------------------
Deutsche Variable Insurance Portfolios - Alternative Asset     Deutsche Variable Insurance Portfolios - Global Small
Allocation Portfolio (1)                                       Cap Portfolio (1)
-------------------------------------------------------------- ------------------------------------------------------------
Deutsche Variable Insurance Portfolios - Small Mid Cap         Deutsche Variable Insurance Portfolios - Large Cap Value
Value Portfolio (1)                                            Portfolio (1)
-------------------------------------------------------------- ------------------------------------------------------------
Eaton Vance Variable Trust - Floating Rate Income Portfolio    Eaton Vance Variable Trust - Large-Cap Value Portfolio
(1)                                                            (1)
-------------------------------------------------------------- ------------------------------------------------------------
Eaton Vance Variable Trust - Bond Initial Portfolio (4)        First Investors Life Series - Total Return Portfolio (1)
-------------------------------------------------------------- ------------------------------------------------------------
First Investors Life Series - International Portfolio (1)      First Investors Life Series - Opportunity Fund (1)
-------------------------------------------------------------- ------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust -         Franklin Templeton Variable Insurance Products Trust -
Mutual Shares Fund (1)                                         Income Fund (1)
-------------------------------------------------------------- ------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust -         Franklin Templeton Variable Insurance Products Trust -
Global Bond Fund (1)                                           Foreign Fund (1)
-------------------------------------------------------------- ------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust -         Franklin Templeton Variable Insurance Products Trust -
Developing Markets Fund (1)                                    Mutual Global Discovery Fund (1)
-------------------------------------------------------------- ------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust -         Ivy Variable Insurance Portfolios - Asset Strategy
Rising Dividends Fund (1)                                      Portfolio (1)
-------------------------------------------------------------- ------------------------------------------------------------
Ivy Variable Insurance Portfolios - Balanced Portfolio (1)     Ivy Variable Insurance Portfolios - Dividend Opportunities
                                                               Portfolio (1)
-------------------------------------------------------------- ------------------------------------------------------------
Ivy Variable Insurance Portfolios - Energy Portfolio (1)       Ivy Variable Insurance Portfolios - Global Bond Portfolio
                                                               (1)
-------------------------------------------------------------- ------------------------------------------------------------
Ivy Variable Insurance Portfolios - Global Natural             Ivy Variable Insurance Portfolios - Growth Portfolio (1)
Resources Portfolio (1)
-------------------------------------------------------------- ------------------------------------------------------------
Ivy Variable Insurance Portfolios - High Income Portfolio (1)  Ivy Variable Insurance Portfolios - International Core
                                                               Equity Portfolio (1)
-------------------------------------------------------------- ------------------------------------------------------------
Ivy Variable Insurance Portfolios - Global Growth Portfolio    Ivy Variable Insurance Portfolios - Mid Cap Growth
(1)                                                            Portfolio (1)
-------------------------------------------------------------- ------------------------------------------------------------
Ivy Variable Insurance Portfolios - Science and Technology     Ivy Variable Insurance Portfolios - Small Cap Growth
Portfolio (1)                                                  Portfolio (1)
-------------------------------------------------------------- ------------------------------------------------------------
Ivy Variable Insurance Portfolios - Small Cap Value            Lazard Retirement Series, Inc. - International Equity
Portfolio (1)                                                  Portfolio (1)
-------------------------------------------------------------- ------------------------------------------------------------
Lazard Retirement Series, Inc. - Global Dynamic Multi Asset    Legg Mason Partners Variable Equity Trust - Western
Portfolio (1)                                                  Asset Variable Global High Yield Bond Portfolio (1)
-------------------------------------------------------------- ------------------------------------------------------------
Legg Mason Partners Variable Equity Trust - ClearBridge        Legg Mason Partners Variable Equity Trust - ClearBridge
Variable Mid Cap Portfolio (1)                                 Variable Dividend Strategy Portfolio (1)
-------------------------------------------------------------- ------------------------------------------------------------
Legg Mason Partners Variable Equity Trust - ClearBridge        Legg Mason Partners Variable Equity Trust - ClearBridge
Variable Small Cap Growth Portfolio (1)                        Variable Aggressive Growth Portfolio (2)
-------------------------------------------------------------- ------------------------------------------------------------
Legg Mason Partners Variable Equity Trust - Western Asset      QS Legg Mason Partners Variable Income Trust -
Variable Core Bond Plus Portfolio (2)                          Dynamic Multi Strategy Portfolio (1)
-------------------------------------------------------------- ------------------------------------------------------------
Pioneer Variable Contracts Trust - Fund Portfolio (1)          Pioneer Variable Contracts Trust - Bond Portfolio (1)
-------------------------------------------------------------- ------------------------------------------------------------
Pioneer Variable Contracts Trust - Strategic Income            Pioneer Variable Contracts Trust - Equity Income Portfolio
Portfolio (1)                                                  (1)
-------------------------------------------------------------- ------------------------------------------------------------
Pioneer Variable Contracts Trust - High Yield Portfolio (1)    Prudential Series Funds - Jennison 20/20 Focus Portfolio
                                                               (1)
-------------------------------------------------------------- ------------------------------------------------------------
Prudential Series Funds - Natural Resources Portfolio (1)      Prudential Series Funds - SP Prudential US Emerging
                                                               Growth Portfolio (1)
-------------------------------------------------------------- ------------------------------------------------------------
Royce Capital Fund - Micro-Cap Portfolio (1)                   Royce Capital Fund - Small Cap Portfolio (1)
-------------------------------------------------------------- ------------------------------------------------------------
ALPS - Alerian Energy Infrastructure Portfolio (1)             ALPS - Red Rocks Listed Private Equity Portfolio (2)
-------------------------------------------------------------- ------------------------------------------------------------
American Funds IS - Asset Allocation Fund (1)                  American Funds IS - Blue Chip Income and Growth Fund
                                                               (1)
-------------------------------------------------------------- ------------------------------------------------------------
American Funds IS - Ultra-Short Bond Fund (1)                  American Funds IS - Capital Income Builder Fund (1)
-------------------------------------------------------------- ------------------------------------------------------------
American Funds IS - Global Growth Fund (1)                     American Funds IS - Global Growth and Income Fund (1)
-------------------------------------------------------------- ------------------------------------------------------------
American Funds IS - Global Small Capitalization Fund (1)       American Funds IS - Growth Fund (1)
-------------------------------------------------------------- ------------------------------------------------------------
American Funds IS - Growth-Income Fund (1)                     American Funds IS - International Fund (1)
-------------------------------------------------------------- ------------------------------------------------------------
American Funds IS - International Growth and Income Fund       American Funds IS - New World Fund (1)
(1)
-------------------------------------------------------------- ------------------------------------------------------------
American Funds IS - U.S. Government/AAA-Rated                  Oppenheimer VA Service Class - Core Bond Fund (1)
Securities Fund (1)
-------------------------------------------------------------- ------------------------------------------------------------
Oppenheimer VA Service Class - Discovery Mid Cap               Oppenheimer VA Service Class - Global
Growth Fund (1)                                                Multi-Alternatives Fund (1)
-------------------------------------------------------------- ------------------------------------------------------------
Oppenheimer VA Service Class - Global Fund (1)                 Oppenheimer VA Service Class - International Growth
                                                               Fund (1)
-------------------------------------------------------------- ------------------------------------------------------------
Oppenheimer VA Service Class - Main Street Fund (1)            Oppenheimer VA Service Class - Main Street Small Cap
                                                               Fund (1)
-------------------------------------------------------------- ------------------------------------------------------------
Transparent Value VI - Directional Allocation Portfolio (3)    T. Rowe Price - Blue Chip Growth Portfolio (2)
-------------------------------------------------------------- ------------------------------------------------------------
T. Rowe Price - Health Sciences Portfolio (2)
-------------------------------------------------------------- ------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
(1) Statement of assets and liabilities as of December 31, 2016, statement of operations for the year ended December
31, 2016, and statements of changes in net assets for the years ended December 31, 2016 and 2015.
---------------------------------------------------------------------------------------------------------------------------
(2) Statement of assets and liabilities as of December 31, 2016, statement of operations for the year ended December
31, 2016, and statements of changes in net assets for the year ended December 31, 2016 and the period August 1, 2015
(commencement of operations) through December 31, 2015.
---------------------------------------------------------------------------------------------------------------------------
(3) Statement of assets and liabilities as of December 31, 2016, statement of operations for the period January 1, 2016 through June 6, 2016 (date of liquidation), and statements of changes in net assets for the period January 1, 2016 through June 6, 2016 and the year ended December 31, 2015.
---------------------------------------------------------------------------------------------------------------------------
(4) Statement of assets and liabilities as of June 28, 2016, statement of operations for the period January 1, 2016 through June 28, 2016 (date of liquidation), and statements of changes in net assets for the period January 1, 2016 through June 28, 2016 and the period August 1, 2015 through December 31, 2015.
---------------------------------------------------------------------------------------------------------------------------

Des Moines, Iowa
April 24, 2017

PricewaterhouseCoopers LLP, 699 Walnut Street, Suite 1300, Des Moines, IA  50309
T: (515)246-3800, F: (515) 246- 3811, www.pwc.com/us

Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products - Government Money Market Portfolio
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     5,702,461 shares (cost $5,702,461)      $   5,702,461       Dividend income                              $    17,258
                                                                 Capital gains distributions                            -
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                   17,258
                                                                                                            --------------
Net assets                                   $   5,702,461   Expenses:
                                             --------------
                                                                 Administrative expense                             4,316
                                                                 Mortality and expense risk                       118,649
                                                                 Contract maintenance charge                        1,046
                                                                                                            --------------

                                                                                                                  124,011
                                                                                                            --------------

                                                             Net investment loss                                 (106,753)

                                                             Realized and change in unrealized gains
                                                             on investments
                                                             Net realized gains on investments                          -
                                                             Change in net unrealized appreciation on
                                                                  investments                                           -
                                                                                                            --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                     $   (106,753)
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                           $  29,276,802     $  30,551,430

Net decrease in net assets resulting from operations                                           (106,753)         (239,394)

Capital shares transactions
   Net premiums                                                                                 245,160           199,967
   Transfers of policy loans                                                                         51             1,975
   Transfers of surrenders                                                                   (3,430,905)       (2,379,779)
   Transfers of death benefits                                                                 (100,239)         (236,914)
   Transfers of other terminations                                                             (488,883)         (993,910)
   Interfund and net transfers (to) from general account                                    (19,692,772)        2,373,427
                                                                                         ---------------    --------------

     Net decrease in net assets from capital share transactions                             (23,467,588)       (1,035,234)
                                                                                         ---------------    --------------

Total decrease in net assets                                                                (23,574,341)       (1,274,628)
                                                                                         ---------------    --------------

Net assets at end of year                                                                 $   5,702,461     $  29,276,802
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  7

Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products - High Income Portfolio
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     3,622,028 shares (cost $18,954,543)     $  18,861,790       Dividend income                             $    959,580
                                                                 Capital gains distributions                            -
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                  959,580
                                                                                                            --------------
Net assets                                   $  18,861,790   Expenses:
                                             --------------
                                                                 Administrative expense                             3,116
                                                                 Mortality and expense risk                       212,120
                                                                 Contract maintenance charge                          941
                                                                                                            --------------

                                                                                                                  216,177
                                                                                                            --------------

                                                             Net investment income                                743,403

                                                             Realized and change in unrealized gains
                                                             on investments
                                                             Net realized gains on investments                  1,752,038
                                                             Change in net unrealized appreciation on
                                                                  investments                                     392,477
                                                                                                            --------------

                                                             Net increase in net assets resulting from
                                                              operations                                    $   2,887,918
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                           $   3,856,122     $   4,679,756

Net increase (decrease) in net assets resulting from operations                               2,887,918          (230,601)

Capital shares transactions
   Net premiums                                                                                 742,941           981,946
   Transfers of policy loans                                                                        189               541
   Transfers of surrenders                                                                   (8,565,150)         (893,204)
   Transfers of death benefits                                                               (2,115,663)          (68,847)
   Transfers of other terminations                                                             (811,900)         (905,948)
   Interfund and net transfers from general account                                          22,867,333           292,479
                                                                                         ---------------    --------------

     Net increase (decrease) in net assets from capital share transactions                   12,117,750          (593,033)
                                                                                         ---------------    --------------

Total increase (decrease) in net assets                                                      15,005,668          (823,634)
                                                                                         ---------------    --------------

Net assets at end of year                                                                 $  18,861,790     $   3,856,122
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  8

Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products - Equity-Income Portfolio
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     451,280 shares (cost $9,609,473)        $   9,774,609       Dividend income                             $    202,359
                                                                 Capital gains distributions                      596,287
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                  798,646
                                                                                                            --------------
Net assets                                   $   9,774,609   Expenses:
                                             --------------
                                                                 Administrative expense                             7,228
                                                                 Mortality and expense risk                       116,981
                                                                 Contract maintenance charge                        3,106
                                                                                                            --------------

                                                                                                                  127,315
                                                                                                            --------------

                                                             Net investment income                                671,331

                                                             Realized and change in unrealized gains
                                                             (losses) on investments
                                                             Net realized losses on investments                    (5,522)
                                                             Change in net unrealized appreciation on
                                                                  investments                                     701,446
                                                                                                            --------------

                                                             Net increase in net assets resulting from
                                                              operations                                    $   1,367,255
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                           $   9,173,777     $  11,495,235

Net increase (decrease) in net assets resulting from operations                               1,367,255          (564,813)

Capital shares transactions
   Net premiums                                                                                 167,769           120,162
   Transfers of policy loans                                                                      1,436            10,692
   Transfers of surrenders                                                                     (804,482)         (971,521)
   Transfers of death benefits                                                                  (72,333)         (113,170)
   Transfers of other terminations                                                             (287,630)         (264,935)
   Interfund and net transfers from (to) general account                                        228,817          (537,873)
                                                                                         ---------------    --------------

     Net decrease in net assets from capital share transactions                                (766,423)       (1,756,645)
                                                                                         ---------------    --------------

Total increase (decrease) in net assets                                                         600,832        (2,321,458)
                                                                                         ---------------    --------------

Net assets at end of year                                                                 $   9,774,609     $   9,173,777
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  9

Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products - Growth Portfolio
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     106,773 shares (cost $5,243,651)        $   6,313,943       Dividend income                              $     1,963
                                                                 Capital gains distributions                      702,496
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                  704,459
                                                                                                            --------------
Net assets                                   $   6,313,943   Expenses:
                                             --------------
                                                                 Administrative expense                             8,425
                                                                 Mortality and expense risk                        85,072
                                                                 Contract maintenance charge                        5,854
                                                                                                            --------------

                                                                                                                   99,351
                                                                                                            --------------

                                                             Net investment income                                605,108

                                                             Realized and change in unrealized gains
                                                             (losses) on investments
                                                             Net realized gains on investments                    435,732
                                                             Change in net unrealized depreciation on
                                                                  investments                                  (1,130,479)
                                                                                                            --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                     $    (89,639)
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                           $   7,879,022     $   7,232,346

Net (decrease) increase in net assets resulting from operations                                 (89,639)          316,023

Capital shares transactions
   Net premiums                                                                                  51,230             3,942
   Transfers of policy loans                                                                       (367)              890
   Transfers of surrenders                                                                     (886,946)         (596,097)
   Transfers of death benefits                                                                  (41,903)         (114,395)
   Transfers of other terminations                                                             (224,837)         (176,326)
   Interfund and net transfers (to) from general account                                       (372,617)        1,212,639
                                                                                         ---------------    --------------

     Net (decrease) increase in net assets from capital share transactions                   (1,475,440)          330,653
                                                                                         ---------------    --------------

Total (decrease) increase in net assets                                                      (1,565,079)          646,676
                                                                                         ---------------    --------------

Net assets at end of year                                                                 $   6,313,943     $   7,879,022
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  10

Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products - Overseas Portfolio
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     405,644 shares (cost $7,637,141)        $   7,167,103       Dividend income                             $    100,996
                                                                 Capital gains distributions                       13,795
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                  114,791
                                                                                                            --------------
Net assets                                   $   7,167,103   Expenses:
                                             --------------
                                                                 Administrative expense                             3,488
                                                                 Mortality and expense risk                       113,637
                                                                 Contract maintenance charge                        1,172
                                                                                                            --------------

                                                                                                                  118,297
                                                                                                            --------------

                                                             Net investment loss                                   (3,506)

                                                             Realized and change in unrealized losses
                                                             on investments
                                                             Net realized losses on investments                   (10,887)
                                                             Change in net unrealized depreciation on
                                                                  investments                                    (600,039)
                                                                                                            --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                     $   (614,432)
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                           $   9,718,029     $   9,123,654

Net (decrease) increase in net assets resulting from operations                                (614,432)           81,422

Capital shares transactions
   Net premiums                                                                                 585,211           805,327
   Transfers of policy loans                                                                      1,464            11,916
   Transfers of surrenders                                                                   (1,055,094)         (933,510)
   Transfers of death benefits                                                                  (77,493)         (176,982)
   Transfers of other terminations                                                             (282,713)         (340,782)
   Interfund and net transfers (to) from general account                                     (1,107,869)        1,146,984
                                                                                         ---------------    --------------

     Net (decrease) increase in net assets from capital share transactions                   (1,936,494)          512,953
                                                                                         ---------------    --------------

Total (decrease) increase in net assets                                                      (2,550,926)          594,375
                                                                                         ---------------    --------------

Net assets at end of year                                                                 $   7,167,103     $   9,718,029
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  11

Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products - Mid Cap Portfolio
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     394,529 shares (cost $13,082,301)       $  13,075,933       Dividend income                              $    41,925
                                                                 Capital gains distributions                      771,135
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                  813,060
                                                                                                            --------------
Net assets                                   $  13,075,933   Expenses:
                                             --------------
                                                                 Administrative expense                             3,291
                                                                 Mortality and expense risk                       164,238
                                                                 Contract maintenance charge                        2,417
                                                                                                            --------------

                                                                                                                  169,946
                                                                                                            --------------

                                                             Net investment income                                643,114

                                                             Realized and change in unrealized gains
                                                             (losses) on investments
                                                             Net realized losses on investments                  (306,397)
                                                             Change in net unrealized appreciation on
                                                                  investments                                     941,464
                                                                                                            --------------

                                                             Net increase in net assets resulting from
                                                              operations                                    $   1,278,181
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                           $  12,461,198     $  10,815,973

Net increase (decrease) in net assets resulting from operations                               1,278,181          (452,209)

Capital shares transactions
   Net premiums                                                                               1,154,878         3,508,019
   Transfers of policy loans                                                                      7,165             3,132
   Transfers of surrenders                                                                     (895,727)         (830,416)
   Transfers of death benefits                                                                 (364,746)         (174,541)
   Transfers of other terminations                                                             (418,285)         (344,605)
   Interfund and net transfers to general account                                              (146,731)          (64,155)
                                                                                         ---------------    --------------

     Net (decrease) increase in net assets from capital share transactions                     (663,446)        2,097,434
                                                                                         ---------------    --------------

Total increase in net assets                                                                    614,735         1,645,225
                                                                                         ---------------    --------------

Net assets at end of year                                                                 $  13,075,933     $  12,461,198
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  12

Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products - Asset Manager Portfolio
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     72,841 shares (cost $1,103,065)         $   1,103,446       Dividend income                              $    15,490
                                                                 Capital gains distributions                       53,382
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                   68,872
                                                                                                            --------------
Net assets                                   $   1,103,446   Expenses:
                                             --------------
                                                                 Administrative expense                             1,216
                                                                 Mortality and expense risk                        16,798
                                                                 Contract maintenance charge                          797
                                                                                                            --------------

                                                                                                                   18,811
                                                                                                            --------------

                                                             Net investment income                                 50,061

                                                             Realized and change in unrealized gains
                                                             (losses) on investments
                                                             Net realized gains on investments                     14,140
                                                             Change in net unrealized depreciation on
                                                                  investments                                     (48,872)
                                                                                                            --------------

                                                             Net increase in net assets resulting from
                                                              operations                                      $    15,329
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                           $   1,274,831     $   1,484,579

Net increase (decrease) in net assets resulting from operations                                  15,329           (18,524)

Capital shares transactions
   Net premiums                                                                                  21,186            25,071
   Transfers of policy loans                                                                        (78)              (75)
   Transfers of surrenders                                                                      (98,601)          (28,844)
   Transfers of death benefits                                                                        -           (71,139)
   Transfers of other terminations                                                              (30,225)          (44,366)
   Interfund and net transfers to general account                                               (78,996)          (71,871)
                                                                                         ---------------    --------------

     Net decrease in net assets from capital share transactions                                (186,714)         (191,224)
                                                                                         ---------------    --------------

Total decrease in net assets                                                                   (171,385)         (209,748)
                                                                                         ---------------    --------------

Net assets at end of year                                                                 $   1,103,446     $   1,274,831
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  13

Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products - Investment Grade Bond Portfolio
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     373,612 shares (cost $4,710,015)        $   4,645,035       Dividend income                             $    109,950
                                                                 Capital gains distributions                        2,740
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                  112,690
                                                                                                            --------------
Net assets                                   $   4,645,035   Expenses:
                                             --------------
                                                                 Administrative expense                             3,552
                                                                 Mortality and expense risk                        70,220
                                                                 Contract maintenance charge                        1,357
                                                                                                            --------------

                                                                                                                   75,129
                                                                                                            --------------

                                                             Net investment income                                 37,561

                                                             Realized and change in unrealized gains
                                                             (losses) on investments
                                                             Net realized losses on investments                   (23,861)
                                                             Change in net unrealized appreciation on
                                                                  investments                                     170,981
                                                                                                            --------------

                                                             Net increase in net assets resulting from
                                                              operations                                     $    184,681
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                           $   5,663,083     $   6,989,441

Net increase (decrease) in net assets resulting from operations                                 184,681          (117,089)

Capital shares transactions
   Net premiums                                                                                  82,113            84,413
   Transfers of policy loans                                                                        122            (5,241)
   Transfers of surrenders                                                                     (604,709)         (809,970)
   Transfers of death benefits                                                                 (105,101)          (89,588)
   Transfers of other terminations                                                             (237,477)         (292,280)
   Interfund and net transfers to general account                                              (337,677)          (96,603)
                                                                                         ---------------    --------------

     Net decrease in net assets from capital share transactions                              (1,202,729)       (1,209,269)
                                                                                         ---------------    --------------

Total decrease in net assets                                                                 (1,018,048)       (1,326,358)
                                                                                         ---------------    --------------

Net assets at end of year                                                                 $   4,645,035     $   5,663,083
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  14

Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products - Index 500 Portfolio
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     83,910 shares (cost $13,692,052)        $  18,936,510       Dividend income                             $    253,972
                                                                 Capital gains distributions                       20,422
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                  274,394
                                                                                                            --------------
Net assets                                   $  18,936,510   Expenses:
                                             --------------
                                                                 Administrative expense                            14,769
                                                                 Mortality and expense risk                       247,495
                                                                 Contract maintenance charge                        6,062
                                                                                                            --------------

                                                                                                                  268,326
                                                                                                            --------------

                                                             Net investment income                                  6,068

                                                             Realized and change in unrealized gains
                                                             on investments
                                                             Net realized gains on investments                  1,537,668
                                                             Change in net unrealized appreciation on
                                                                  investments                                     231,596
                                                                                                            --------------

                                                             Net increase in net assets resulting from
                                                              operations                                    $   1,775,332
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                           $  20,067,396     $  22,728,913

Net increase (decrease) in net assets resulting from operations                               1,775,332           (41,226)

Capital shares transactions
   Net premiums                                                                                 222,016           299,869
   Transfers of policy loans                                                                      6,182            17,776
   Transfers of surrenders                                                                   (1,843,451)       (1,946,244)
   Transfers of death benefits                                                                 (226,232)         (135,673)
   Transfers of other terminations                                                             (602,719)         (655,814)
   Interfund and net transfers to general account                                              (462,014)         (200,205)
                                                                                         ---------------    --------------

     Net decrease in net assets from capital share transactions                              (2,906,218)       (2,620,291)
                                                                                         ---------------    --------------

Total decrease in net assets                                                                 (1,130,886)       (2,661,517)
                                                                                         ---------------    --------------

Net assets at end of year                                                                 $  18,936,510     $  20,067,396
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  15

Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products - Contrafund Portfolio
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     705,669 shares (cost $21,967,301)       $  23,032,917       Dividend income                             $    149,512
                                                                 Capital gains distributions                    1,811,261
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                1,960,773
                                                                                                            --------------
Net assets                                   $  23,032,917   Expenses:
                                             --------------
                                                                 Administrative expense                            10,917
                                                                 Mortality and expense risk                       294,306
                                                                 Contract maintenance charge                        7,068
                                                                                                            --------------

                                                                                                                  312,291
                                                                                                            --------------

                                                             Net investment income                              1,648,482

                                                             Realized and change in unrealized gains
                                                             (losses) on investments
                                                             Net realized gains on investments                    259,813
                                                             Change in net unrealized depreciation on
                                                                  investments                                    (600,453)
                                                                                                            --------------

                                                             Net increase in net assets resulting from
                                                              operations                                    $   1,307,842
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                           $  23,356,511     $  23,914,931

Net increase (decrease) in net assets resulting from operations                               1,307,842          (238,712)

Capital shares transactions
   Net premiums                                                                               2,117,213         3,509,526
   Transfers of policy loans                                                                       (163)             (198)
   Transfers of surrenders                                                                   (1,640,751)       (2,837,293)
   Transfers of death benefits                                                                 (497,205)         (509,781)
   Transfers of other terminations                                                             (457,769)         (550,778)
   Interfund and net transfers (to) from general account                                     (1,152,761)           68,816
                                                                                         ---------------    --------------

     Net decrease in net assets from capital share transactions                              (1,631,436)         (319,708)
                                                                                         ---------------    --------------

Total decrease in net assets                                                                   (323,594)         (558,420)
                                                                                         ---------------    --------------

Net assets at end of year                                                                 $  23,032,917     $  23,356,511
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  16

Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products - Asset Manager Growth Portfolio
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     36,144 shares (cost $549,098)            $    678,289       Dividend income                              $     9,152
                                                                 Capital gains distributions                       10,736
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                   19,888
                                                                                                            --------------
Net assets                                    $    678,289   Expenses:
                                             --------------
                                                                 Administrative expense                               910
                                                                 Mortality and expense risk                         9,270
                                                                 Contract maintenance charge                          679
                                                                                                            --------------

                                                                                                                   10,859
                                                                                                            --------------

                                                             Net investment income                                  9,029

                                                             Realized and change in unrealized gains
                                                             (losses) on investments
                                                             Net realized gains on investments                     48,597
                                                             Change in net unrealized depreciation on
                                                                  investments                                     (55,289)
                                                                                                            --------------

                                                             Net increase in net assets resulting from
                                                              operations                                      $     2,337
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                            $    789,778      $    845,115

Net increase (decrease) in net assets resulting from operations                                   2,337           (13,983)

Capital shares transactions
   Net premiums                                                                                  25,701            23,246
   Transfers of policy loans                                                                     13,694            (2,607)
   Transfers of surrenders                                                                      (87,367)          (10,299)
   Transfers of death benefits                                                                  (10,279)           (1,643)
   Transfers of other terminations                                                              (35,696)          (30,220)
   Interfund and net transfers to general account                                               (19,879)          (19,831)
                                                                                         ---------------    --------------

     Net decrease in net assets from capital share transactions                                (113,826)          (41,354)
                                                                                         ---------------    --------------

Total decrease in net assets                                                                   (111,489)          (55,337)
                                                                                         ---------------    --------------

Net assets at end of year                                                                  $    678,289      $    789,778
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  17

Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products - Balanced Portfolio
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     194,837 shares (cost $3,140,552)        $   3,218,268       Dividend income                              $    38,956
                                                                 Capital gains distributions                       77,751
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                  116,707
                                                                                                            --------------
Net assets                                   $   3,218,268   Expenses:
                                             --------------
                                                                 Administrative expense                             2,113
                                                                 Mortality and expense risk                        39,499
                                                                 Contract maintenance charge                          825
                                                                                                            --------------

                                                                                                                   42,437
                                                                                                            --------------

                                                             Net investment income                                 74,270

                                                             Realized and change in unrealized gains
                                                             on investments
                                                             Net realized gains on investments                     28,605
                                                             Change in net unrealized appreciation on
                                                                  investments                                      60,502
                                                                                                            --------------

                                                             Net increase in net assets resulting from
                                                              operations                                     $    163,377
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                           $   3,158,310     $   3,912,525

Net increase (decrease) in net assets resulting from operations                                 163,377           (17,504)

Capital shares transactions
   Net premiums                                                                                  49,001            65,754
   Transfers of policy loans                                                                        (81)             (870)
   Transfers of surrenders                                                                     (134,204)         (516,077)
   Transfers of death benefits                                                                  (67,518)          (58,675)
   Transfers of other terminations                                                             (116,864)          (98,325)
   Interfund and net transfers from (to) general account                                        166,247          (128,518)
                                                                                         ---------------    --------------

     Net decrease in net assets from capital share transactions                                (103,419)         (736,711)
                                                                                         ---------------    --------------

Total increase (decrease) in net assets                                                          59,958          (754,215)
                                                                                         ---------------    --------------

Net assets at end of year                                                                 $   3,218,268     $   3,158,310
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  18

Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products - Growth & Income Portfolio
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     87,534 shares (cost $1,592,498)         $   1,752,760       Dividend income                              $    27,028
                                                                 Capital gains distributions                      102,408
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                  129,436
                                                                                                            --------------
Net assets                                   $   1,752,760   Expenses:
                                             --------------
                                                                 Administrative expense                             1,975
                                                                 Mortality and expense risk                        20,715
                                                                 Contract maintenance charge                        1,395
                                                                                                            --------------

                                                                                                                   24,085
                                                                                                            --------------

                                                             Net investment income                                105,351

                                                             Realized and change in unrealized gains
                                                             on investments
                                                             Net realized gains on investments                     94,064
                                                             Change in net unrealized appreciation on
                                                                  investments                                      22,348
                                                                                                            --------------

                                                             Net increase in net assets resulting from
                                                              operations                                     $    221,763
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                           $   1,726,286     $   2,670,633

Net increase (decrease) in net assets resulting from operations                                 221,763           (49,543)

Capital shares transactions
   Net premiums                                                                                  13,746            57,706
   Transfers of policy loans                                                                       (539)           (3,098)
   Transfers of surrenders                                                                     (135,890)         (291,854)
   Transfers of death benefits                                                                  (24,182)          (76,428)
   Transfers of other terminations                                                              (82,420)          (60,555)
   Interfund and net transfers from (to) general account                                         33,996          (520,575)
                                                                                         ---------------    --------------

     Net decrease in net assets from capital share transactions                                (195,289)         (894,804)
                                                                                         ---------------    --------------

Total increase (decrease) in net assets                                                          26,474          (944,347)
                                                                                         ---------------    --------------

Net assets at end of year                                                                 $   1,752,760     $   1,726,286
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  19

Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products - Growth Opportunities Portfolio
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     53,034 shares (cost $1,543,402)         $   1,642,818       Dividend income                              $     4,520
                                                                 Capital gains distributions                       43,275
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                   47,795
                                                                                                            --------------
Net assets                                   $   1,642,818   Expenses:
                                             --------------
                                                                 Administrative expense                             2,303
                                                                 Mortality and expense risk                        24,153
                                                                 Contract maintenance charge                        1,234
                                                                                                            --------------

                                                                                                                   27,690
                                                                                                            --------------

                                                             Net investment income                                 20,105

                                                             Realized and change in unrealized gains
                                                             (losses) on investments
                                                             Net realized gains on investments                     87,601
                                                             Change in net unrealized depreciation on
                                                                  investments                                    (155,065)
                                                                                                            --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                     $    (47,359)
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                           $   2,305,328     $   2,493,565

Net (decrease) increase in net assets resulting from operations                                 (47,359)          101,487

Capital shares transactions
   Net premiums                                                                                  25,245            22,030
   Transfers of policy loans                                                                          -                 -
   Transfers of surrenders                                                                     (295,695)         (297,151)
   Transfers of death benefits                                                                   (8,417)                -
   Transfers of other terminations                                                              (53,589)          (49,723)
   Interfund and net transfers (to) from general account                                       (282,695)           35,120
                                                                                         ---------------    --------------

     Net decrease in net assets from capital share transactions                                (615,151)         (289,724)
                                                                                         ---------------    --------------

Total decrease in net assets                                                                   (662,510)         (188,237)
                                                                                         ---------------    --------------

Net assets at end of year                                                                 $   1,642,818     $   2,305,328
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  20

Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products - Value Strategies Portfolio
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     233,144 shares (cost $3,460,991)        $   3,697,663       Dividend income                              $    32,167
                                                                 Capital gains distributions                            -
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                   32,167
                                                                                                            --------------
Net assets                                   $   3,697,663   Expenses:
                                             --------------
                                                                 Administrative expense                               208
                                                                 Mortality and expense risk                        43,036
                                                                 Contract maintenance charge                          224
                                                                                                            --------------

                                                                                                                   43,468
                                                                                                            --------------

                                                             Net investment loss                                  (11,301)

                                                             Realized and change in unrealized gains
                                                             (losses) on investments
                                                             Net realized losses on investments                    (9,591)
                                                             Change in net unrealized appreciation on
                                                                  investments                                     322,562
                                                                                                            --------------

                                                             Net increase in net assets resulting from
                                                              operations                                     $    301,670
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                           $   2,973,806     $   2,136,806

Net increase (decrease) in net assets resulting from operations                                 301,670          (152,453)

Capital shares transactions
   Net premiums                                                                                 958,801         1,268,919
   Transfers of policy loans                                                                       (111)             (141)
   Transfers of surrenders                                                                     (107,135)          (71,767)
   Transfers of death benefits                                                                  (58,097)          (34,654)
   Transfers of other terminations                                                             (127,721)         (122,959)
   Interfund and net transfers to general account                                              (243,550)          (49,945)
                                                                                         ---------------    --------------

     Net increase in net assets from capital share transactions                                 422,187           989,453
                                                                                         ---------------    --------------

Total increase in net assets                                                                    723,857           837,000
                                                                                         ---------------    --------------

Net assets at end of year                                                                 $   3,697,663     $   2,973,806
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  21

Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products - Strategic Income Portfolio
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     532,421 shares (cost $5,993,605)        $   5,845,982       Dividend income                             $    193,156
                                                                 Capital gains distributions                            -
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                  193,156
                                                                                                            --------------
Net assets                                   $   5,845,982     Expenses
                                             --------------
                                                                 Administrative expense                                 -
                                                                 Mortality and expense risk                        67,910
                                                                 Contract maintenance charge                          687
                                                                                                            --------------

                                                                                                                   68,597
                                                                                                            --------------

                                                             Net investment income                                124,559

                                                             Realized and change in unrealized gains
                                                             (losses) on investments
                                                             Net realized losses on investments                   (27,860)
                                                             Change in net unrealized appreciation on
                                                                  investments                                     199,926
                                                                                                            --------------

                                                             Net increase in net assets resulting from
                                                              operations                                     $    296,625
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                           $   4,524,047     $   3,352,705

Net increase (decrease) in net assets resulting from operations                                 296,625          (158,290)

Capital shares transactions
   Net premiums                                                                               1,289,203         1,942,996
   Transfers of policy loans                                                                          -                 -
   Transfers of surrenders                                                                      (59,586)         (110,148)
   Transfers of death benefits                                                                 (179,582)          (41,753)
   Transfers of other terminations                                                             (202,393)         (293,837)
   Interfund and net transfers from (to) general account                                        177,668          (167,626)
                                                                                         ---------------    --------------

     Net increase in net assets from capital share transactions                               1,025,310         1,329,632
                                                                                         ---------------    --------------

Total increase in net assets                                                                  1,321,935         1,171,342
                                                                                         ---------------    --------------

Net assets at end of year                                                                 $   5,845,982     $   4,524,047
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  22

Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products - Emerging Markets Portfolio
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     161,066 shares (cost $1,446,748)        $   1,349,736       Dividend income                              $     1,558
                                                                 Capital gains distributions                            -
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                    1,558
                                                                                                            --------------
Net assets                                   $   1,349,736     Expenses
                                             --------------
                                                                 Administrative expense                                 -
                                                                 Mortality and expense risk                        13,592
                                                                 Contract maintenance charge                           82
                                                                                                            --------------

                                                                                                                   13,674
                                                                                                            --------------

                                                             Net investment loss                                  (12,116)

                                                             Realized and change in unrealized gains
                                                             (losses) on investments
                                                             Net realized losses on investments                    (2,993)
                                                             Change in net unrealized appreciation on
                                                                  investments                                       4,221
                                                                                                            --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                     $    (10,888)
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                            $    891,908      $    572,334

Net decrease in net assets resulting from operations                                            (10,888)         (117,602)

Capital shares transactions
   Net premiums                                                                                 373,484           316,051
   Transfers of policy loans                                                                          -                 -
   Transfers of surrenders                                                                      (34,581)           (4,672)
   Transfers of death benefits                                                                  (15,696)          (13,500)
   Transfers of other terminations                                                              (20,983)          (19,864)
   Interfund and net transfers from general account                                             166,492           159,161
                                                                                         ---------------    --------------

     Net increase in net assets from capital share transactions                                 468,716           437,176
                                                                                         ---------------    --------------

Total increase in net assets                                                                    457,828           319,574
                                                                                         ---------------    --------------

Net assets at end of year                                                                 $   1,349,736      $    891,908
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  23

Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products - Real Estate Portfolio
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     730,178 shares (cost $14,238,808)       $  14,545,145       Dividend income                             $    185,044
                                                                 Capital gains distributions                      150,367
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                  335,411
                                                                                                            --------------
Net assets                                   $  14,545,145     Expenses
                                             --------------
                                                                 Administrative expense                                 -
                                                                 Mortality and expense risk                       193,169
                                                                 Contract maintenance charge                        2,002
                                                                                                            --------------

                                                                                                                  195,171
                                                                                                            --------------

                                                             Net investment income                                140,240

                                                             Realized and change in unrealized gains
                                                             on investments
                                                             Net realized gains on investments                    350,937
                                                             Change in net unrealized appreciation on
                                                                  investments                                      76,866
                                                                                                            --------------

                                                             Net increase in net assets resulting from
                                                              operations                                     $    568,043
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                           $  14,586,782     $   9,820,565

Net increase in net assets resulting from operations                                            568,043           247,955

Capital shares transactions
   Net premiums                                                                               1,817,762         7,168,121
   Transfers of policy loans                                                                          -                 -
   Transfers of surrenders                                                                     (673,046)         (600,987)
   Transfers of death benefits                                                                 (638,588)         (285,871)
   Transfers of other terminations                                                             (634,423)         (430,000)
   Interfund and net transfers to general account                                              (481,385)       (1,333,001)
                                                                                         ---------------    --------------

     Net (decrease) increase in net assets from capital share transactions                     (609,680)        4,518,262
                                                                                         ---------------    --------------

Total (decrease) increase in net assets                                                         (41,637)        4,766,217
                                                                                         ---------------    --------------

Net assets at end of year                                                                 $  14,545,145     $  14,586,782
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  24

Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products - Funds Manager 50% Portfolio
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     201,874 shares (cost $2,459,092)        $   2,420,472       Dividend income                              $    26,632
                                                                 Capital gains distributions                       29,892
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                   56,524
                                                                                                            --------------
Net assets                                   $   2,420,472     Expenses
                                             --------------
                                                                 Administrative expense                                 -
                                                                 Mortality and expense risk                        28,049
                                                                 Contract maintenance charge                          186
                                                                                                            --------------

                                                                                                                   28,235
                                                                                                            --------------

                                                             Net investment income                                 28,289

                                                             Realized and change in unrealized gains
                                                             (losses) on investments
                                                             Net realized losses on investments                    (6,916)
                                                             Change in net unrealized appreciation on
                                                                  investments                                      46,981
                                                                                                            --------------

                                                             Net increase in net assets resulting from
                                                              operations                                      $    68,354
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                           $   2,010,923      $    927,407

Net increase (decrease) in net assets resulting from operations                                  68,354           (52,391)

Capital shares transactions
   Net premiums                                                                                 486,065         1,520,454
   Transfers of policy loans                                                                          -                 -
   Transfers of surrenders                                                                       (1,947)         (123,093)
   Transfers of death benefits                                                                   (9,036)                -
   Transfers of other terminations                                                              (18,482)          (27,049)
   Interfund and net transfers to general account                                              (115,405)         (234,405)
                                                                                         ---------------    --------------

     Net increase in net assets from capital share transactions                                 341,195         1,135,907
                                                                                         ---------------    --------------

Total increase in net assets                                                                    409,549         1,083,516
                                                                                         ---------------    --------------

Net assets at end of year                                                                 $   2,420,472     $   2,010,923
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  25

Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products - Funds Manager 70% Portfolio
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     138,498 shares (cost $1,717,194)        $   1,652,282       Dividend income                              $    15,967
                                                                 Capital gains distributions                       58,147
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                   74,114
                                                                                                            --------------
Net assets                                   $   1,652,282     Expenses
                                             --------------
                                                                 Administrative expense                                 -
                                                                 Mortality and expense risk                        18,496
                                                                 Contract maintenance charge                           96
                                                                                                            --------------

                                                                                                                   18,592
                                                                                                            --------------

                                                             Net investment income                                 55,522

                                                             Realized and change in unrealized gains
                                                             (losses) on investments
                                                             Net realized losses on investments                    (5,567)
                                                             Change in net unrealized appreciation on
                                                                  investments                                       8,989
                                                                                                            --------------

                                                             Net increase in net assets resulting from
                                                              operations                                      $    58,944
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                           $   1,343,802      $    148,773

Net increase (decrease) in net assets resulting from operations                                  58,944           (64,228)

Capital shares transactions
   Net premiums                                                                                 299,002         1,200,555
   Transfers of policy loans                                                                          -                 -
   Transfers of surrenders                                                                      (15,269)                -
   Transfers of death benefits                                                                        -                 -
   Transfers of other terminations                                                              (14,149)          (12,767)
   Interfund and net transfers (to) from general account                                        (20,048)           71,469
                                                                                         ---------------    --------------

     Net increase in net assets from capital share transactions                                 249,536         1,259,257
                                                                                         ---------------    --------------

Total increase in net assets                                                                    308,480         1,195,029
                                                                                         ---------------    --------------

Net assets at end of year                                                                 $   1,652,282     $   1,343,802
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  26

Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products - Funds Manager 85% Portfolio
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     50,976 shares (cost $608,888)            $    599,483       Dividend income                              $     4,739
                                                                 Capital gains distributions                       22,412
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                   27,151
                                                                                                            --------------
Net assets                                    $    599,483     Expenses
                                             --------------
                                                                 Administrative expense                                 -
                                                                 Mortality and expense risk                         6,167
                                                                 Contract maintenance charge                           32
                                                                                                            --------------

                                                                                                                    6,199
                                                                                                            --------------

                                                             Net investment income                                 20,952

                                                             Realized and change in unrealized gains
                                                             (losses) on investments
                                                             Net realized losses on investments                   (10,607)
                                                             Change in net unrealized appreciation on
                                                                  investments                                       4,273
                                                                                                            --------------

                                                             Net increase in net assets resulting from
                                                              operations                                      $    14,618
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                            $    485,702      $    209,559

Net increase (decrease) in net assets resulting from operations                                  14,618            (2,780)

Capital shares transactions
   Net premiums                                                                                 141,754           375,151
   Transfers of policy loans                                                                          -                 -
   Transfers of surrenders                                                                            -           (82,380)
   Transfers of death benefits                                                                  (49,495)                -
   Transfers of other terminations                                                              (16,846)             (750)
   Interfund and net transfers from (to) general account                                         23,750           (13,098)
                                                                                         ---------------    --------------

     Net increase in net assets from capital share transactions                                  99,163           278,923
                                                                                         ---------------    --------------

Total increase in net assets                                                                    113,781           276,143
                                                                                         ---------------    --------------

Net assets at end of year                                                                  $    599,483      $    485,702
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  27

Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products - Government Money Market Portfolio Service Class 2
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     2,229,175 shares (cost $2,229,175)      $   2,229,175       Dividend income                               $      336
                                                                 Capital gains distributions                            -
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                      336
                                                                                                            --------------
Net assets                                   $   2,229,175     Expenses
                                             --------------
                                                                 Administrative expense                                 -
                                                                 Mortality and expense risk                        33,814
                                                                 Contract maintenance charge                          324
                                                                                                            --------------

                                                                                                                   34,138
                                                                                                            --------------

                                                             Net investment loss                                  (33,802)

                                                             Realized and change in unrealized gains
                                                             on investments
                                                             Net realized gains on investments                          -
                                                             Change in net unrealized appreciation on
                                                                  investments                                           -
                                                                                                            --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                     $    (33,802)
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                           $   3,063,196     $   5,157,829

Net decrease in net assets resulting from operations                                            (33,802)          (51,544)

Capital shares transactions
   Net premiums                                                                                  65,745           128,269
   Transfers of policy loans                                                                          -                 -
   Transfers of surrenders                                                                     (110,969)         (266,956)
   Transfers of death benefits                                                                  (25,339)          (17,038)
   Transfers of other terminations                                                             (181,160)         (218,359)
   Interfund and net transfers to general account                                              (548,496)       (1,669,005)
                                                                                         ---------------    --------------

     Net decrease in net assets from capital share transactions                                (800,219)       (2,043,089)
                                                                                         ---------------    --------------

Total decrease in net assets                                                                   (834,021)       (2,094,633)
                                                                                         ---------------    --------------

Net assets at end of year                                                                 $   2,229,175     $   3,063,196
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  28

Midland National Life Insurance Company
Separate Account C
American Century Variable Portfolios, Inc. - Balanced Fund
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     271,299 shares (cost $1,969,888)        $   1,890,953       Dividend income                              $    31,508
                                                                 Capital gains distributions                       90,232
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                  121,740
                                                                                                            --------------
Net assets                                   $   1,890,953   Expenses:
                                             --------------
                                                                 Administrative expense                               846
                                                                 Mortality and expense risk                        25,613
                                                                 Contract maintenance charge                          242
                                                                                                            --------------

                                                                                                                   26,701
                                                                                                            --------------

                                                             Net investment income                                 95,039

                                                             Realized and change in unrealized gains
                                                             (losses) on investments
                                                             Net realized losses on investments                  (101,934)
                                                             Change in net unrealized appreciation on
                                                                  investments                                     105,802
                                                                                                            --------------

                                                             Net increase in net assets resulting from
                                                              operations                                      $    98,907
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                           $   2,463,604     $   3,221,109

Net increase (decrease) in net assets resulting from operations                                  98,907           (92,141)

Capital shares transactions
   Net premiums                                                                                  66,698             6,768
   Transfers of policy loans                                                                        (24)             (805)
   Transfers of surrenders                                                                     (121,933)         (147,989)
   Transfers of death benefits                                                                 (120,914)          (33,839)
   Transfers of other terminations                                                              (67,229)         (120,114)
   Interfund and net transfers to general account                                              (428,156)         (369,385)
                                                                                         ---------------    --------------

     Net decrease in net assets from capital share transactions                                (671,558)         (665,364)
                                                                                         ---------------    --------------

Total decrease in net assets                                                                   (572,651)         (757,505)
                                                                                         ---------------    --------------

Net assets at end of year                                                                 $   1,890,953     $   2,463,604
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  29

Midland National Life Insurance Company
Separate Account C
American Century Variable Portfolios, Inc. - Capital Appreciation Fund
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     123,344 shares (cost $1,894,282)        $   1,724,354       Dividend income                                $       -
                                                                 Capital gains distributions                      206,836
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                  206,836
                                                                                                            --------------
Net assets                                   $   1,724,354   Expenses:
                                             --------------
                                                                 Administrative expense                             1,765
                                                                 Mortality and expense risk                        27,125
                                                                 Contract maintenance charge                          861
                                                                                                            --------------

                                                                                                                   29,751
                                                                                                            --------------

                                                             Net investment income                                177,085

                                                             Realized and change in unrealized losses
                                                             on investments
                                                             Net realized losses on investments                   (98,558)
                                                             Change in net unrealized depreciation on
                                                                  investments                                     (51,576)
                                                                                                            --------------

                                                             Net increase in net assets resulting from
                                                              operations                                      $    26,951
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                           $   2,298,489     $   2,528,765

Net increase in net assets resulting from operations                                             26,951            41,417

Capital shares transactions
   Net premiums                                                                                  14,500            43,124
   Transfers of policy loans                                                                      5,025             1,643
   Transfers of surrenders                                                                     (227,780)         (402,849)
   Transfers of death benefits                                                                   (9,544)           (7,059)
   Transfers of other terminations                                                              (37,850)          (62,823)
   Interfund and net transfers (to) from general account                                       (345,437)          156,271
                                                                                         ---------------    --------------

     Net decrease in net assets from capital share transactions                                (601,086)         (271,693)
                                                                                         ---------------    --------------

Total decrease in net assets                                                                   (574,135)         (230,276)
                                                                                         ---------------    --------------

Net assets at end of year                                                                 $   1,724,354     $   2,298,489
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  30

Midland National Life Insurance Company
Separate Account C
American Century Variable Portfolios, Inc. - International Fund
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     333,325 shares (cost $3,326,783)        $   3,120,591       Dividend income                              $    34,414
                                                                 Capital gains distributions                            -
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                   34,414
                                                                                                            --------------
Net assets                                   $   3,120,591   Expenses:
                                             --------------
                                                                 Administrative expense                             2,406
                                                                 Mortality and expense risk                        48,362
                                                                 Contract maintenance charge                          799
                                                                                                            --------------

                                                                                                                   51,567
                                                                                                            --------------

                                                             Net investment loss                                  (17,153)

                                                             Realized and change in unrealized losses
                                                             on investments
                                                             Net realized losses on investments                   (54,996)
                                                             Change in net unrealized depreciation on
                                                                  investments                                    (219,207)
                                                                                                            --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                     $   (291,356)
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                           $   4,241,752     $   5,115,572

Net (decrease) increase in net assets resulting from operations                                (291,356)           25,684

Capital shares transactions
   Net premiums                                                                                  72,056            44,660
   Transfers of policy loans                                                                      1,344             2,690
   Transfers of surrenders                                                                     (487,729)       (1,014,766)
   Transfers of death benefits                                                                  (51,812)          (32,935)
   Transfers of other terminations                                                              (89,935)         (200,838)
   Interfund and net transfers (to) from general account                                       (273,729)          301,685
                                                                                         ---------------    --------------

     Net decrease in net assets from capital share transactions                                (829,805)         (899,504)
                                                                                         ---------------    --------------

Total decrease in net assets                                                                 (1,121,161)         (873,820)
                                                                                         ---------------    --------------

Net assets at end of year                                                                 $   3,120,591     $   4,241,752
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  31

Midland National Life Insurance Company
Separate Account C
American Century Variable Portfolios, Inc. - Value Fund
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     3,995,735 shares (cost $36,128,786)     $  41,913,966       Dividend income                             $    557,165
                                                                 Capital gains distributions                            -
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                  557,165
                                                                                                            --------------
Net assets                                   $  41,913,966   Expenses:
                                             --------------
                                                                 Administrative expense                             4,338
                                                                 Mortality and expense risk                       442,995
                                                                 Contract maintenance charge                        4,176
                                                                                                            --------------

                                                                                                                  451,509
                                                                                                            --------------

                                                             Net investment income                                105,656

                                                             Realized and change in unrealized gains
                                                             on investments
                                                             Net realized gains on investments                    911,341
                                                             Change in net unrealized appreciation on
                                                                  investments                                   5,214,820
                                                                                                            --------------

                                                             Net increase in net assets resulting from
                                                              operations                                    $   6,231,817
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                           $  30,066,969     $  21,477,646

Net increase (decrease) in net assets resulting from operations                               6,231,817        (1,452,818)

Capital shares transactions
   Net premiums                                                                               8,949,789        13,936,254
   Transfers of policy loans                                                                      4,407             8,321
   Transfers of surrenders                                                                   (1,973,218)       (1,790,633)
   Transfers of death benefits                                                               (1,009,515)         (520,464)
   Transfers of other terminations                                                           (1,331,677)         (899,388)
   Interfund and net transfers from (to) general account                                        975,394          (691,949)
                                                                                         ---------------    --------------

     Net increase in net assets from capital share transactions                               5,615,180        10,042,141
                                                                                         ---------------    --------------

Total increase in net assets                                                                 11,846,997         8,589,323
                                                                                         ---------------    --------------

Net assets at end of year                                                                 $  41,913,966     $  30,066,969
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  32

Midland National Life Insurance Company
Separate Account C
American Century Variable Portfolios, Inc. - Income & Growth Fund
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     189,074 shares (cost $1,714,688)        $   1,762,167       Dividend income                              $    39,707
                                                                 Capital gains distributions                       31,540
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                   71,247
                                                                                                            --------------
Net assets                                   $   1,762,167   Expenses:
                                             --------------
                                                                 Administrative expense                             1,258
                                                                 Mortality and expense risk                        31,039
                                                                 Contract maintenance charge                          354
                                                                                                            --------------

                                                                                                                   32,651
                                                                                                            --------------

                                                             Net investment income                                 38,596

                                                             Realized and change in unrealized gains
                                                             (losses) on investments
                                                             Net realized losses on investments                   (23,248)
                                                             Change in net unrealized appreciation on
                                                                  investments                                     144,678
                                                                                                            --------------

                                                             Net increase in net assets resulting from
                                                              operations                                     $    160,026
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                           $   1,219,374     $   3,171,821

Net increase (decrease) in net assets resulting from operations                                 160,026           (89,426)

Capital shares transactions
   Net premiums                                                                                  57,131            50,396
   Transfers of policy loans                                                                       (159)           (2,219)
   Transfers of surrenders                                                                     (245,235)         (108,190)
   Transfers of death benefits                                                                  (32,872)         (101,608)
   Transfers of other terminations                                                              (72,063)          (56,881)
   Interfund and net transfers from (to) general account                                        675,965        (1,644,519)
                                                                                         ---------------    --------------

     Net increase (decrease) in net assets from capital share transactions                      382,767        (1,863,021)
                                                                                         ---------------    --------------

Total increase (decrease) in net assets                                                         542,793        (1,952,447)
                                                                                         ---------------    --------------

Net assets at end of year                                                                 $   1,762,167     $   1,219,374
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  33

Midland National Life Insurance Company
Separate Account C
American Century Variable Portfolios, Inc. - Inflation Protection Fund
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     658,799 shares (cost $6,989,127)        $   6,660,454       Dividend income                             $    132,893
                                                                 Capital gains distributions                       55,256
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                  188,149
                                                                                                            --------------
Net assets                                   $   6,660,454   Expenses:
                                             --------------
                                                                 Administrative expense                             1,950
                                                                 Mortality and expense risk                        97,778
                                                                 Contract maintenance charge                          133
                                                                                                            --------------

                                                                                                                   99,861
                                                                                                            --------------

                                                             Net investment income                                 88,288

                                                             Realized and change in unrealized gains
                                                             (losses) on investments
                                                             Net realized losses on investments                  (354,541)
                                                             Change in net unrealized appreciation on
                                                                  investments                                     496,598
                                                                                                            --------------

                                                             Net increase in net assets resulting from
                                                              operations                                     $    230,345
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                           $   7,876,119     $   8,285,007

Net increase (decrease) in net assets resulting from operations                                 230,345          (304,137)

Capital shares transactions
   Net premiums                                                                                 250,455           564,706
   Transfers of policy loans                                                                     (2,516)            7,763
   Transfers of surrenders                                                                     (610,439)         (644,204)
   Transfers of death benefits                                                                  (91,148)         (102,409)
   Transfers of other terminations                                                             (284,293)         (255,365)
   Interfund and net transfers (to) from general account                                       (708,069)          324,758
                                                                                         ---------------    --------------

     Net decrease in net assets from capital share transactions                              (1,446,010)         (104,751)
                                                                                         ---------------    --------------

Total decrease in net assets                                                                 (1,215,665)         (408,888)
                                                                                         ---------------    --------------

Net assets at end of year                                                                 $   6,660,454     $   7,876,119
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  34

Midland National Life Insurance Company
Separate Account C
American Century Variable Portfolios, Inc. - Large Company Value Fund
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     69,188 shares (cost $1,027,351)         $   1,068,958       Dividend income                              $    17,790
                                                                 Capital gains distributions                       47,665
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                   65,455
                                                                                                            --------------
Net assets                                   $   1,068,958   Expenses:
                                             --------------
                                                                 Administrative expense                               361
                                                                 Mortality and expense risk                        17,948
                                                                 Contract maintenance charge                            -
                                                                                                            --------------

                                                                                                                   18,309
                                                                                                            --------------

                                                             Net investment income                                 47,146

                                                             Realized and change in unrealized gains
                                                             on investments
                                                             Net realized gains on investments                     36,443
                                                             Change in net unrealized appreciation on
                                                                  investments                                      34,444
                                                                                                            --------------

                                                             Net increase in net assets resulting from
                                                              operations                                     $    118,033
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                            $    885,252     $   1,581,226

Net increase (decrease) in net assets resulting from operations                                 118,033           (77,102)

Capital shares transactions
   Net premiums                                                                                   5,458            17,095
   Transfers of policy loans                                                                          -                 -
   Transfers of surrenders                                                                     (476,079)          (41,313)
   Transfers of death benefits                                                                   (5,168)           (5,302)
   Transfers of other terminations                                                              (45,344)         (123,045)
   Interfund and net transfers from (to) general account                                        586,806          (466,307)
                                                                                         ---------------    --------------

     Net increase (decrease) in net assets from capital share transactions                       65,673          (618,872)
                                                                                         ---------------    --------------

Total increase (decrease) in net assets                                                         183,706          (695,974)
                                                                                         ---------------    --------------

Net assets at end of year                                                                 $   1,068,958      $    885,252
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  35

Midland National Life Insurance Company
Separate Account C
American Century Variable Portfolios, Inc. - Mid Cap Value Fund
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     799,448 shares (cost $15,354,915)       $  16,892,336       Dividend income                             $    202,170
                                                                 Capital gains distributions                      526,519
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                  728,689
                                                                                                            --------------
Net assets                                   $  16,892,336   Expenses:
                                             --------------
                                                                 Administrative expense                               647
                                                                 Mortality and expense risk                       171,420
                                                                 Contract maintenance charge                        1,254
                                                                                                            --------------

                                                                                                                  173,321
                                                                                                            --------------

                                                             Net investment income                                555,368

                                                             Realized and change in unrealized gains
                                                             on investments
                                                             Net realized gains on investments                    110,906
                                                             Change in net unrealized appreciation on
                                                                  investments                                   1,774,125
                                                                                                            --------------

                                                             Net increase in net assets resulting from
                                                              operations                                    $   2,440,399
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                           $   9,465,461     $   8,232,560

Net increase (decrease) in net assets resulting from operations                               2,440,399          (280,980)

Capital shares transactions
   Net premiums                                                                               3,953,498         4,169,473
   Transfers of policy loans                                                                      1,536                (1)
   Transfers of surrenders                                                                     (982,464)         (303,545)
   Transfers of death benefits                                                                 (263,661)         (124,912)
   Transfers of other terminations                                                             (406,712)         (243,023)
   Interfund and net transfers from (to) general account                                      2,684,279        (1,984,111)
                                                                                         ---------------    --------------

     Net increase in net assets from capital share transactions                               4,986,476         1,513,881
                                                                                         ---------------    --------------

Total increase in net assets                                                                  7,426,875         1,232,901
                                                                                         ---------------    --------------

Net assets at end of year                                                                 $  16,892,336     $   9,465,461
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  36

Midland National Life Insurance Company
Separate Account C
American Century Variable Portfolios, Inc. - Ultra Fund
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     64,952 shares (cost $921,805)            $    987,916       Dividend income                              $     1,784
                                                                 Capital gains distributions                       37,684
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                   39,468
                                                                                                            --------------
Net assets                                    $    987,916   Expenses:
                                             --------------
                                                                 Administrative expense                               261
                                                                 Mortality and expense risk                        15,944
                                                                 Contract maintenance charge                           74
                                                                                                            --------------

                                                                                                                   16,279
                                                                                                            --------------

                                                             Net investment income                                 23,189

                                                             Realized and change in unrealized gains
                                                             (losses) on investments
                                                             Net realized losses on investments                   (41,662)
                                                             Change in net unrealized appreciation on
                                                                  investments                                      90,048
                                                                                                            --------------

                                                             Net increase in net assets resulting from
                                                              operations                                      $    71,575
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                           $   1,165,001     $   2,511,586

Net increase (decrease) in net assets resulting from operations                                  71,575          (100,287)

Capital shares transactions
   Net premiums                                                                                 122,951           326,499
   Transfers of policy loans                                                                          -                 -
   Transfers of surrenders                                                                      (30,135)          (87,514)
   Transfers of death benefits                                                                   (3,809)          (41,229)
   Transfers of other terminations                                                              (42,499)          (59,405)
   Interfund and net transfers to general account                                              (295,168)       (1,384,649)
                                                                                         ---------------    --------------

     Net decrease in net assets from capital share transactions                                (248,660)       (1,246,298)
                                                                                         ---------------    --------------

Total decrease in net assets                                                                   (177,085)       (1,346,585)
                                                                                         ---------------    --------------

Net assets at end of year                                                                  $    987,916     $   1,165,001
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  37

Midland National Life Insurance Company
Separate Account C
MFS Variable Insurance Trust - Research Series
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     16,979 shares (cost $389,248)            $    440,413       Dividend income                              $     3,649
                                                                 Capital gains distributions                       51,888
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                   55,537
                                                                                                            --------------
Net assets                                    $    440,413   Expenses:
                                             --------------
                                                                 Administrative expense                               588
                                                                 Mortality and expense risk                         6,168
                                                                 Contract maintenance charge                          529
                                                                                                            --------------

                                                                                                                    7,285
                                                                                                            --------------

                                                             Net investment income                                 48,252

                                                             Realized and change in unrealized gains
                                                             (losses) on investments
                                                             Net realized gains on investments                     41,825
                                                             Change in net unrealized depreciation on
                                                                  investments                                     (58,087)
                                                                                                            --------------

                                                             Net increase in net assets resulting from
                                                              operations                                      $    31,990
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                            $    496,555      $    592,046

Net increase (decrease) in net assets resulting from operations                                  31,990            (2,035)

Capital shares transactions
   Net premiums                                                                                   3,826               291
   Transfers of policy loans                                                                          -                 -
   Transfers of surrenders                                                                      (77,498)          (52,199)
   Transfers of death benefits                                                                        -              (767)
   Transfers of other terminations                                                              (11,920)          (17,402)
   Interfund and net transfers to general account                                                (2,540)          (23,379)
                                                                                         ---------------    --------------

     Net decrease in net assets from capital share transactions                                 (88,132)          (93,456)
                                                                                         ---------------    --------------

Total decrease in net assets                                                                    (56,142)          (95,491)
                                                                                         ---------------    --------------

Net assets at end of year                                                                  $    440,413      $    496,555
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  38

Midland National Life Insurance Company
Separate Account C
MFS Variable Insurance Trust - Growth Series
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     32,830 shares (cost $1,156,564)         $   1,263,117       Dividend income                               $      449
                                                                 Capital gains distributions                       83,810
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                   84,259
                                                                                                            --------------
Net assets                                   $   1,263,117   Expenses:
                                             --------------
                                                                 Administrative expense                             1,907
                                                                 Mortality and expense risk                        21,631
                                                                 Contract maintenance charge                        1,293
                                                                                                            --------------

                                                                                                                   24,831
                                                                                                            --------------

                                                             Net investment income                                 59,428

                                                             Realized and change in unrealized gains
                                                             (losses) on investments
                                                             Net realized gains on investments                    113,288
                                                             Change in net unrealized depreciation on
                                                                  investments                                    (221,292)
                                                                                                            --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                     $    (48,576)
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                           $   2,264,942     $   1,345,663

Net decrease in net assets resulting from operations                                            (48,576)          (22,507)

Capital shares transactions
   Net premiums                                                                                  29,272            43,010
   Transfers of policy loans                                                                      2,030              (875)
   Transfers of surrenders                                                                     (195,571)         (117,195)
   Transfers of death benefits                                                                   (3,920)          (11,125)
   Transfers of other terminations                                                              (80,720)          (41,966)
   Interfund and net transfers (to) from general account                                       (704,340)        1,069,937
                                                                                         ---------------    --------------

     Net (decrease) increase in net assets from capital share transactions                     (953,249)          941,786
                                                                                         ---------------    --------------

Total (decrease) increase in net assets                                                      (1,001,825)          919,279
                                                                                         ---------------    --------------

Net assets at end of year                                                                 $   1,263,117     $   2,264,942
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  39

Midland National Life Insurance Company
Separate Account C
MFS Variable Insurance Trust - Investors Trust Series
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     9,849 shares (cost $280,691)             $    251,318       Dividend income                              $     2,189
                                                                 Capital gains distributions                       30,642
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                   32,831
                                                                                                            --------------
Net assets                                    $    251,318   Expenses:
                                             --------------
                                                                 Administrative expense                               326
                                                                 Mortality and expense risk                         3,397
                                                                 Contract maintenance charge                          237
                                                                                                            --------------

                                                                                                                    3,960
                                                                                                            --------------

                                                             Net investment income                                 28,871

                                                             Realized and change in unrealized losses
                                                             on investments
                                                             Net realized losses on investments                   (10,935)
                                                             Change in net unrealized depreciation on
                                                                  investments                                        (283)
                                                                                                            --------------

                                                             Net increase in net assets resulting from
                                                              operations                                      $    17,653
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                            $    281,200     $   1,924,122

Net increase in net assets resulting from operations                                             17,653             5,175

Capital shares transactions
   Net premiums                                                                                     693             1,612
   Transfers of policy loans                                                                          -                 -
   Transfers of surrenders                                                                      (23,536)          (21,448)
   Transfers of death benefits                                                                        -            (2,474)
   Transfers of other terminations                                                               (5,064)          (27,552)
   Interfund and net transfers to general account                                               (19,628)       (1,598,235)
                                                                                         ---------------    --------------

     Net decrease in net assets from capital share transactions                                 (47,535)       (1,648,097)
                                                                                         ---------------    --------------

Total decrease in net assets                                                                    (29,882)       (1,642,922)
                                                                                         ---------------    --------------

Net assets at end of year                                                                  $    251,318      $    281,200
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  40

Midland National Life Insurance Company
Separate Account C
MFS Variable Insurance Trust - New Discovery Series
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     152,667 shares (cost $2,338,956)        $   2,351,074       Dividend income                                $       -
                                                                 Capital gains distributions                      102,133
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                  102,133
                                                                                                            --------------
Net assets                                   $   2,351,074   Expenses:
                                             --------------
                                                                 Administrative expense                             1,612
                                                                 Mortality and expense risk                        31,032
                                                                 Contract maintenance charge                          984
                                                                                                            --------------

                                                                                                                   33,628
                                                                                                            --------------

                                                             Net investment income                                 68,505

                                                             Realized and change in unrealized gains
                                                             (losses) on investments
                                                             Net realized losses on investments                  (193,219)
                                                             Change in net unrealized appreciation on
                                                                  investments                                     307,465
                                                                                                            --------------

                                                             Net increase in net assets resulting from
                                                              operations                                     $    182,751
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                           $   2,635,534     $   3,002,645

Net increase (decrease) in net assets resulting from operations                                 182,751          (100,083)

Capital shares transactions
   Net premiums                                                                                 340,168           303,074
   Transfers of policy loans                                                                         (1)               (1)
   Transfers of surrenders                                                                     (530,449)         (385,878)
   Transfers of death benefits                                                                  (12,141)          (22,183)
   Transfers of other terminations                                                              (75,305)          (83,691)
   Interfund and net transfers to general account                                              (189,483)          (78,349)
                                                                                         ---------------    --------------

     Net decrease in net assets from capital share transactions                                (467,211)         (267,028)
                                                                                         ---------------    --------------

Total decrease in net assets                                                                   (284,460)         (367,111)
                                                                                         ---------------    --------------

Net assets at end of year                                                                 $   2,351,074     $   2,635,534
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  41

Midland National Life Insurance Company
Separate Account C
MFS Variable Insurance Trust - Corporate Bond Portfolio
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     227,632 shares (cost $2,576,502)        $   2,554,034       Dividend income                             $    114,134
                                                                 Capital gains distributions                        5,185
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                  119,319
                                                                                                            --------------
Net assets                                   $   2,554,034     Expenses
                                             --------------
                                                                 Administrative expense                                 -
                                                                 Mortality and expense risk                        33,900
                                                                 Contract maintenance charge                          222
                                                                                                            --------------

                                                                                                                   34,122
                                                                                                            --------------

                                                             Net investment income                                 85,197

                                                             Realized and change in unrealized gains
                                                             (losses) on investments
                                                             Net realized losses on investments                   (41,200)
                                                             Change in net unrealized appreciation on
                                                                  investments                                      42,113
                                                                                                            --------------

                                                             Net increase in net assets resulting from
                                                              operations                                      $    86,110
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                           $   1,354,045      $    914,440

Net increase (decrease) in net assets resulting from operations                                  86,110           (33,899)

Capital shares transactions
   Net premiums                                                                               1,073,589           970,652
   Transfers of policy loans                                                                          -                 -
   Transfers of surrenders                                                                     (107,121)         (133,852)
   Transfers of death benefits                                                                  (63,501)          (11,007)
   Transfers of other terminations                                                              (83,042)          (36,137)
   Interfund and net transfers from (to) general account                                        293,954          (316,152)
                                                                                         ---------------    --------------

     Net increase in net assets from capital share transactions                               1,113,879           473,504
                                                                                         ---------------    --------------

Total increase in net assets                                                                  1,199,989           439,605
                                                                                         ---------------    --------------

Net assets at end of year                                                                 $   2,554,034     $   1,354,045
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  42

Midland National Life Insurance Company
Separate Account C
MFS Variable Insurance Trust - Emerging Markets Equity Portfolio
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     31,359 shares (cost $374,996)            $    389,170       Dividend income                              $     1,820
                                                                 Capital gains distributions                            -
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                    1,820
                                                                                                            --------------
Net assets                                    $    389,170     Expenses
                                             --------------
                                                                 Administrative expense                                 -
                                                                 Mortality and expense risk                         5,763
                                                                 Contract maintenance charge                           38
                                                                                                            --------------

                                                                                                                    5,801
                                                                                                            --------------

                                                             Net investment loss                                   (3,981)

                                                             Realized and change in unrealized gains
                                                             (losses) on investments
                                                             Net realized losses on investments                   (37,519)
                                                             Change in net unrealized appreciation on
                                                                  investments                                      69,615
                                                                                                            --------------

                                                             Net increase in net assets resulting from
                                                              operations                                      $    28,115
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                            $    347,059      $    212,897

Net increase (decrease) in net assets resulting from operations                                  28,115           (56,861)

Capital shares transactions
   Net premiums                                                                                  61,178           243,206
   Transfers of policy loans                                                                          -                 -
   Transfers of surrenders                                                                      (15,409)          (18,209)
   Transfers of death benefits                                                                  (47,554)           (3,614)
   Transfers of other terminations                                                              (23,004)          (13,538)
   Interfund and net transfers from (to) general account                                         38,785           (16,822)
                                                                                         ---------------    --------------

     Net increase in net assets from capital share transactions                                  13,996           191,023
                                                                                         ---------------    --------------

Total increase in net assets                                                                     42,111           134,162
                                                                                         ---------------    --------------

Net assets at end of year                                                                  $    389,170      $    347,059
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  43

Midland National Life Insurance Company
Separate Account C
MFS Variable Insurance Trust - Technology Portfolio
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     141,622 shares (cost $1,737,646)        $   1,785,849       Dividend income                                $       -
                                                                 Capital gains distributions                       36,544
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                   36,544
                                                                                                            --------------
Net assets                                   $   1,785,849     Expenses
                                             --------------
                                                                 Administrative expense                                 -
                                                                 Mortality and expense risk                        18,609
                                                                 Contract maintenance charge                          187
                                                                                                            --------------

                                                                                                                   18,796
                                                                                                            --------------

                                                             Net investment income                                 17,748

                                                             Realized and change in unrealized gains
                                                             (losses) on investments
                                                             Net realized losses on investments                    (5,625)
                                                             Change in net unrealized appreciation on
                                                                  investments                                      27,650
                                                                                                            --------------

                                                             Net increase in net assets resulting from
                                                              operations                                      $    39,773
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                           $   1,739,450      $    143,829

Net increase in net assets resulting from operations                                             39,773            32,508

Capital shares transactions
   Net premiums                                                                                 301,375           439,170
   Transfers of policy loans                                                                          -                 -
   Transfers of surrenders                                                                     (107,375)          (30,990)
   Transfers of death benefits                                                                        -                 -
   Transfers of other terminations                                                              (66,959)          (41,561)
   Interfund and net transfers (to) from general account                                       (120,415)        1,196,494
                                                                                         ---------------    --------------

     Net increase in net assets from capital share transactions                                   6,626         1,563,113
                                                                                         ---------------    --------------

Total increase in net assets                                                                     46,399         1,595,621
                                                                                         ---------------    --------------

Net assets at end of year                                                                 $   1,785,849     $   1,739,450
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  44

Midland National Life Insurance Company
Separate Account C
MFS Variable Insurance Trust - Global Tactical Allocation Portfolio
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     66,251 shares (cost $1,041,957)          $    979,859       Dividend income                                $       -
                                                                 Capital gains distributions                       45,293
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                   45,293
                                                                                                            --------------
Net assets                                    $    979,859     Expenses
                                             --------------
                                                                 Administrative expense                                 -
                                                                 Mortality and expense risk                        12,118
                                                                 Contract maintenance charge                          120
                                                                                                            --------------

                                                                                                                   12,238
                                                                                                            --------------

                                                             Net investment income                                 33,055

                                                             Realized and change in unrealized gains
                                                             (losses) on investments
                                                             Net realized losses on investments                    (2,587)
                                                             Change in net unrealized appreciation on
                                                                  investments                                      15,123
                                                                                                            --------------

                                                             Net increase in net assets resulting from
                                                              operations                                      $    45,591
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                            $    897,253      $    638,493

Net increase (decrease) in net assets resulting from operations                                  45,591           (38,684)

Capital shares transactions
   Net premiums                                                                                 238,527           330,812
   Transfers of policy loans                                                                          -                 -
   Transfers of surrenders                                                                      (95,004)          (20,395)
   Transfers of death benefits                                                                   (7,710)           (2,910)
   Transfers of other terminations                                                             (154,728)          (11,868)
   Interfund and net transfers from general account                                              55,930             1,805
                                                                                         ---------------    --------------

     Net increase in net assets from capital share transactions                                  37,015           297,444
                                                                                         ---------------    --------------

Total increase in net assets                                                                     82,606           258,760
                                                                                         ---------------    --------------

Net assets at end of year                                                                  $    979,859      $    897,253
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  45

Midland National Life Insurance Company
Separate Account C
MFS Variable Insurance Trust - International Value Portfolio
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     289,643 shares (cost $6,519,596)        $   6,438,766       Dividend income                              $    70,293
                                                                 Capital gains distributions                      142,125
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                  212,418
                                                                                                            --------------
Net assets                                   $   6,438,766     Expenses
                                             --------------
                                                                 Administrative expense                                 -
                                                                 Mortality and expense risk                        76,253
                                                                 Contract maintenance charge                          409
                                                                                                            --------------

                                                                                                                   76,662
                                                                                                            --------------

                                                             Net investment income                                135,756

                                                             Realized and change in unrealized gains
                                                             (losses) on investments
                                                             Net realized gains on investments                     34,332
                                                             Change in net unrealized depreciation on
                                                                  investments                                     (32,103)
                                                                                                            --------------

                                                             Net increase in net assets resulting from
                                                              operations                                     $    137,985
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                           $   4,987,534     $   1,934,426

Net increase in net assets resulting from operations                                            137,985            58,160

Capital shares transactions
   Net premiums                                                                               1,573,026         2,816,524
   Transfers of policy loans                                                                          -                 -
   Transfers of surrenders                                                                     (223,865)          (18,078)
   Transfers of death benefits                                                                 (133,193)          (63,527)
   Transfers of other terminations                                                             (205,766)         (154,379)
   Interfund and net transfers from general account                                             303,045           414,408
                                                                                         ---------------    --------------

     Net increase in net assets from capital share transactions                               1,313,247         2,994,948
                                                                                         ---------------    --------------

Total increase in net assets                                                                  1,451,232         3,053,108
                                                                                         ---------------    --------------

Net assets at end of year                                                                 $   6,438,766     $   4,987,534
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  46

Midland National Life Insurance Company
Separate Account C
MFS Variable Insurance Trust - Utilities Series Portfolio
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     230,892 shares (cost $6,814,327)        $   6,088,629       Dividend income                             $    212,618
                                                                 Capital gains distributions                      135,039
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                  347,657
                                                                                                            --------------
Net assets                                   $   6,088,629     Expenses
                                             --------------
                                                                 Administrative expense                                 -
                                                                 Mortality and expense risk                        74,558
                                                                 Contract maintenance charge                          816
                                                                                                            --------------

                                                                                                                   75,374
                                                                                                            --------------

                                                             Net investment income                                272,283

                                                             Realized and change in unrealized gains
                                                             (losses) on investments
                                                             Net realized losses on investments                  (322,693)
                                                             Change in net unrealized appreciation on
                                                                  investments                                     562,146
                                                                                                            --------------

                                                             Net increase in net assets resulting from
                                                              operations                                     $    511,736
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                           $   5,279,667     $   4,161,781

Net increase (decrease) in net assets resulting from operations                                 511,736          (881,339)

Capital shares transactions
   Net premiums                                                                               1,022,458         1,934,147
   Transfers of policy loans                                                                          -                 -
   Transfers of surrenders                                                                     (187,433)         (206,621)
   Transfers of death benefits                                                                 (263,557)          (67,360)
   Transfers of other terminations                                                             (216,533)         (178,236)
   Interfund and net transfers (to) from general account                                        (57,709)          517,295
                                                                                         ---------------    --------------

     Net increase in net assets from capital share transactions                                 297,226         1,999,225
                                                                                         ---------------    --------------

Total increase in net assets                                                                    808,962         1,117,886
                                                                                         ---------------    --------------

Net assets at end of year                                                                 $   6,088,629     $   5,279,667
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  47

Midland National Life Insurance Company
Separate Account C
MFS Variable Insurance Trust - Blended Research Core Equity Portfolio
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     10,605 shares (cost $503,945)            $    490,595       Dividend income                              $     5,089
                                                                 Capital gains distributions                       42,156
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                   47,245
                                                                                                            --------------
Net assets                                    $    490,595     Expenses
                                             --------------
                                                                 Administrative expense                                 -
                                                                 Mortality and expense risk                         4,610
                                                                 Contract maintenance charge                           54
                                                                                                            --------------

                                                                                                                    4,664
                                                                                                            --------------

                                                             Net investment income                                 42,581

                                                             Realized and change in unrealized gains
                                                             (losses) on investments
                                                             Net realized gains on investments                        112
                                                             Change in net unrealized depreciation on
                                                                  investments                                     (12,749)
                                                                                                            --------------

                                                             Net increase in net assets resulting from
                                                              operations                                      $    29,944
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                            $    269,572         $       -

Net increase (decrease) in net assets resulting from operations                                  29,944              (887)

Capital shares transactions
   Net premiums                                                                                 149,254           205,065
   Transfers of policy loans                                                                          -                 -
   Transfers of surrenders                                                                            -                 -
   Transfers of death benefits                                                                   (4,020)                -
   Transfers of other terminations                                                               (5,663)           (1,967)
   Interfund and net transfers from general account                                              51,508            67,361
                                                                                         ---------------    --------------

     Net increase in net assets from capital share transactions                                 191,079           270,459
                                                                                         ---------------    --------------

Total increase in net assets                                                                    221,023           269,572
                                                                                         ---------------    --------------

Net assets at end of year                                                                  $    490,595      $    269,572
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  48

Midland National Life Insurance Company
Separate Account C
Lord Abbett Series Fund, Inc. - Growth & Income Portfolio
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     51,228 shares (cost $1,549,376)         $   1,881,106       Dividend income                              $    26,408
                                                                 Capital gains distributions                       23,933
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                   50,341
                                                                                                            --------------
Net assets                                   $   1,881,106   Expenses:
                                             --------------
                                                                 Administrative expense                             1,714
                                                                 Mortality and expense risk                        21,813
                                                                 Contract maintenance charge                        1,067
                                                                                                            --------------

                                                                                                                   24,594
                                                                                                            --------------

                                                             Net investment income                                 25,747

                                                             Realized and change in unrealized gains
                                                             on investments
                                                             Net realized gains on investments                     40,931
                                                             Change in net unrealized appreciation on
                                                                  investments                                     174,780
                                                                                                            --------------

                                                             Net increase in net assets resulting from
                                                              operations                                     $    241,458
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                           $   1,863,186     $   2,522,274

Net increase (decrease) in net assets resulting from operations                                 241,458           (81,367)

Capital shares transactions
   Net premiums                                                                                   8,711            12,231
   Transfers of policy loans                                                                          -                 -
   Transfers of surrenders                                                                     (213,015)          (93,551)
   Transfers of death benefits                                                                  (38,157)          (12,459)
   Transfers of other terminations                                                              (43,664)          (67,244)
   Interfund and net transfers from (to) general account                                         62,587          (416,698)
                                                                                         ---------------    --------------

     Net decrease in net assets from capital share transactions                                (223,538)         (577,721)
                                                                                         ---------------    --------------

Total increase (decrease) in net assets                                                          17,920          (659,088)
                                                                                         ---------------    --------------

Net assets at end of year                                                                 $   1,881,106     $   1,863,186
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  49

Midland National Life Insurance Company
Separate Account C
Lord Abbett Series Fund, Inc. - Mid-Cap Stock Portfolio
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     137,992 shares (cost $2,847,021)        $   3,521,556       Dividend income                              $    16,848
                                                                 Capital gains distributions                      192,523
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                  209,371
                                                                                                            --------------
Net assets                                   $   3,521,556   Expenses:
                                             --------------
                                                                 Administrative expense                             2,494
                                                                 Mortality and expense risk                        43,625
                                                                 Contract maintenance charge                          993
                                                                                                            --------------

                                                                                                                   47,112
                                                                                                            --------------

                                                             Net investment income                                162,259

                                                             Realized and change in unrealized gains
                                                             on investments
                                                             Net realized gains on investments                    217,363
                                                             Change in net unrealized appreciation on
                                                                  investments                                      90,076
                                                                                                            --------------

                                                             Net increase in net assets resulting from
                                                              operations                                     $    469,698
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                           $   3,482,477     $   4,708,337

Net increase (decrease) in net assets resulting from operations                                 469,698          (173,753)

Capital shares transactions
   Net premiums                                                                                  39,224            38,930
   Transfers of policy loans                                                                      1,629             3,125
   Transfers of surrenders                                                                     (386,510)         (711,470)
   Transfers of death benefits                                                                  (59,265)          (24,674)
   Transfers of other terminations                                                              (74,460)         (144,777)
   Interfund and net transfers from (to) general account                                         48,763          (213,241)
                                                                                         ---------------    --------------

     Net decrease in net assets from capital share transactions                                (430,619)       (1,052,107)
                                                                                         ---------------    --------------

Total increase (decrease) in net assets                                                          39,079        (1,225,860)
                                                                                         ---------------    --------------

Net assets at end of year                                                                 $   3,521,556     $   3,482,477
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  50

Midland National Life Insurance Company
Separate Account C
Lord Abbett Series Fund, Inc. - International Opportunities Portfolio
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     1,006,526 shares (cost $8,977,317)      $   7,840,838       Dividend income                              $    78,749
                                                                 Capital gains distributions                          788
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                   79,537
                                                                                                            --------------
Net assets                                   $   7,840,838   Expenses:
                                             --------------
                                                                 Administrative expense                             3,608
                                                                 Mortality and expense risk                       116,287
                                                                 Contract maintenance charge                          310
                                                                                                            --------------

                                                                                                                  120,205
                                                                                                            --------------

                                                             Net investment loss                                  (40,668)

                                                             Realized and change in unrealized losses
                                                             on investments
                                                             Net realized losses on investments                  (121,400)
                                                             Change in net unrealized depreciation on
                                                                  investments                                    (379,808)
                                                                                                            --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                     $   (541,876)
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                           $  10,285,481     $  10,354,674

Net (decrease) increase in net assets resulting from operations                                (541,876)          999,908

Capital shares transactions
   Net premiums                                                                                  97,840           159,917
   Transfers of policy loans                                                                      3,612            19,648
   Transfers of surrenders                                                                     (915,946)       (1,324,343)
   Transfers of death benefits                                                                  (73,179)          (90,424)
   Transfers of other terminations                                                             (290,865)         (338,454)
   Interfund and net transfers (to) from general account                                       (724,229)          504,555
                                                                                         ---------------    --------------

     Net decrease in net assets from capital share transactions                              (1,902,767)       (1,069,101)
                                                                                         ---------------    --------------

Total decrease in net assets                                                                 (2,444,643)          (69,193)
                                                                                         ---------------    --------------

Net assets at end of year                                                                 $   7,840,838     $  10,285,481
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  51

Midland National Life Insurance Company
Separate Account C
Lord Abbett Series Fund, Inc. - Bond-Debenture Portfolio
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     998,595 shares (cost $12,016,603)       $  11,923,220       Dividend income                             $    523,035
                                                                 Capital gains distributions                            -
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                  523,035
                                                                                                            --------------
Net assets                                   $  11,923,220     Expenses
                                             --------------
                                                                 Administrative expense                                 -
                                                                 Mortality and expense risk                       124,472
                                                                 Contract maintenance charge                        1,056
                                                                                                            --------------

                                                                                                                  125,528
                                                                                                            --------------

                                                             Net investment income                                397,507

                                                             Realized and change in unrealized gains
                                                             (losses) on investments
                                                             Net realized losses on investments                  (165,261)
                                                             Change in net unrealized appreciation on
                                                                  investments                                     726,215
                                                                                                            --------------

                                                             Net increase in net assets resulting from
                                                              operations                                     $    958,461
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                           $   8,601,279     $   3,741,516

Net increase (decrease) in net assets resulting from operations                                 958,461          (342,098)

Capital shares transactions
   Net premiums                                                                               3,043,880         4,612,588
   Transfers of policy loans                                                                          -                 -
   Transfers of surrenders                                                                     (338,145)         (274,644)
   Transfers of death benefits                                                                 (388,227)          (64,538)
   Transfers of other terminations                                                             (391,842)         (247,136)
   Interfund and net transfers from general account                                             437,814         1,175,591
                                                                                         ---------------    --------------

     Net increase in net assets from capital share transactions                               2,363,480         5,201,861
                                                                                         ---------------    --------------

Total increase in net assets                                                                  3,321,941         4,859,763
                                                                                         ---------------    --------------

Net assets at end of year                                                                 $  11,923,220     $   8,601,279
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  52

Midland National Life Insurance Company
Separate Account C
Lord Abbett Series Fund, Inc. - Fundamental Equity Portfolio
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     77,791 shares (cost $1,408,376)         $   1,423,577       Dividend income                              $    15,726
                                                                 Capital gains distributions                       25,593
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                   41,319
                                                                                                            --------------
Net assets                                   $   1,423,577     Expenses
                                             --------------
                                                                 Administrative expense                                 -
                                                                 Mortality and expense risk                        16,784
                                                                 Contract maintenance charge                          104
                                                                                                            --------------

                                                                                                                   16,888
                                                                                                            --------------

                                                             Net investment income                                 24,431

                                                             Realized and change in unrealized gains
                                                             (losses) on investments
                                                             Net realized losses on investments                   (46,536)
                                                             Change in net unrealized appreciation on
                                                                  investments                                     207,537
                                                                                                            --------------

                                                             Net increase in net assets resulting from
                                                              operations                                     $    185,432
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                           $   1,236,984      $    614,985

Net increase (decrease) in net assets resulting from operations                                 185,432           (58,274)

Capital shares transactions
   Net premiums                                                                                 134,162           768,201
   Transfers of policy loans                                                                          -                 -
   Transfers of surrenders                                                                       (8,756)          (30,240)
   Transfers of death benefits                                                                  (23,783)                -
   Transfers of other terminations                                                              (39,121)          (46,101)
   Interfund and net transfers to general account                                               (61,341)          (11,587)
                                                                                         ---------------    --------------

     Net increase in net assets from capital share transactions                                   1,161           680,273
                                                                                         ---------------    --------------

Total increase in net assets                                                                    186,593           621,999
                                                                                         ---------------    --------------

Net assets at end of year                                                                 $   1,423,577     $   1,236,984
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  53

Midland National Life Insurance Company
Separate Account C
Lord Abbett Series Fund, Inc. - Developing Growth Portfolio
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     59,623 shares (cost $1,251,608)         $   1,293,233       Dividend income                                $       -
                                                                 Capital gains distributions                            -
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                        -
                                                                                                            --------------
Net assets                                   $   1,293,233     Expenses
                                             --------------
                                                                 Administrative expense                                 -
                                                                 Mortality and expense risk                        25,301
                                                                 Contract maintenance charge                          217
                                                                                                            --------------

                                                                                                                   25,518
                                                                                                            --------------

                                                             Net investment loss                                  (25,518)

                                                             Realized and change in unrealized gains
                                                             (losses) on investments
                                                             Net realized losses on investments                  (332,487)
                                                             Change in net unrealized appreciation on
                                                                  investments                                     331,133
                                                                                                            --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                     $    (26,872)
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                           $   1,849,193      $    852,596

Net decrease in net assets resulting from operations                                            (26,872)         (320,060)

Capital shares transactions
   Net premiums                                                                                 282,978           801,553
   Transfers of policy loans                                                                          -                 -
   Transfers of surrenders                                                                     (105,386)          (23,513)
   Transfers of death benefits                                                                 (133,780)          (12,822)
   Transfers of other terminations                                                             (116,618)          (60,185)
   Interfund and net transfers (to) from general account                                       (456,282)          611,624
                                                                                         ---------------    --------------

     Net (decrease) increase in net assets from capital share transactions                     (529,088)        1,316,657
                                                                                         ---------------    --------------

Total (decrease) increase in net assets                                                        (555,960)          996,597
                                                                                         ---------------    --------------

Net assets at end of year                                                                 $   1,293,233     $   1,849,193
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  54

Midland National Life Insurance Company
Separate Account C
Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     462,843 shares (cost $6,847,494)        $   6,743,618       Dividend income                             $    169,177
                                                                 Capital gains distributions                            -
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                  169,177
                                                                                                            --------------
Net assets                                   $   6,743,618     Expenses
                                             --------------
                                                                 Administrative expense                                 -
                                                                 Mortality and expense risk                        55,002
                                                                 Contract maintenance charge                          183
                                                                                                            --------------

                                                                                                                   55,185
                                                                                                            --------------

                                                             Net investment income                                113,992

                                                             Realized and change in unrealized gains
                                                             (losses) on investments
                                                             Net realized gains on investments                     11,330
                                                             Change in net unrealized depreciation on
                                                                  investments                                     (54,514)
                                                                                                            --------------

                                                             Net increase in net assets resulting from
                                                              operations                                      $    70,808
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                           $   1,710,251         $       -

Net increase (decrease) in net assets resulting from operations                                  70,808           (14,557)

Capital shares transactions
   Net premiums                                                                               4,802,827         1,582,230
   Transfers of policy loans                                                                          -                 -
   Transfers of surrenders                                                                     (389,363)                -
   Transfers of death benefits                                                                  (10,928)                -
   Transfers of other terminations                                                             (239,652)           (9,286)
   Interfund and net transfers from general account                                             799,675           151,864
                                                                                         ---------------    --------------

     Net increase in net assets from capital share transactions                               4,962,559         1,724,808
                                                                                         ---------------    --------------

Total increase in net assets                                                                  5,033,367         1,710,251
                                                                                         ---------------    --------------

Net assets at end of year                                                                 $   6,743,618     $   1,710,251
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  55

Midland National Life Insurance Company
Separate Account C
Alger Fund - LargeCap Growth Portfolio
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     124,024 shares (cost $7,416,454)        $   6,527,385       Dividend income                                $       -
                                                                 Capital gains distributions                       23,967
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                   23,967
                                                                                                            --------------
Net assets                                   $   6,527,385   Expenses:
                                             --------------
                                                                 Administrative expense                             3,647
                                                                 Mortality and expense risk                        91,721
                                                                 Contract maintenance charge                          334
                                                                                                            --------------

                                                                                                                   95,702
                                                                                                            --------------

                                                             Net investment loss                                  (71,735)

                                                             Realized and change in unrealized gains
                                                             (losses) on investments
                                                             Net realized losses on investments                  (202,394)
                                                             Change in net unrealized appreciation on
                                                                  investments                                      79,344
                                                                                                            --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                     $   (194,785)
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                           $   7,837,100     $   8,910,234

Net (decrease) increase in net assets resulting from operations                                (194,785)           32,871

Capital shares transactions
   Net premiums                                                                                  72,306           130,063
   Transfers of policy loans                                                                      1,348            10,187
   Transfers of surrenders                                                                     (779,907)         (923,306)
   Transfers of death benefits                                                                 (117,602)          (58,139)
   Transfers of other terminations                                                             (270,776)         (282,175)
   Interfund and net transfers (to) from general account                                        (20,299)           17,365
                                                                                         ---------------    --------------

     Net decrease in net assets from capital share transactions                              (1,114,930)       (1,106,005)
                                                                                         ---------------    --------------

Total decrease in net assets                                                                 (1,309,715)       (1,073,134)
                                                                                         ---------------    --------------

Net assets at end of year                                                                 $   6,527,385     $   7,837,100
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  56

Midland National Life Insurance Company
Separate Account C
Alger Fund - MidCap Growth Portfolio
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     223,008 shares (cost $4,328,273)        $   4,393,261       Dividend income                                $       -
                                                                 Capital gains distributions                            -
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                        -
                                                                                                            --------------
Net assets                                   $   4,393,261   Expenses:
                                             --------------
                                                                 Administrative expense                             2,592
                                                                 Mortality and expense risk                        60,651
                                                                 Contract maintenance charge                          645
                                                                                                            --------------

                                                                                                                   63,888
                                                                                                            --------------

                                                             Net investment loss                                  (63,888)

                                                             Realized and change in unrealized gains
                                                             (losses) on investments
                                                             Net realized gains on investments                    114,595
                                                             Change in net unrealized depreciation on
                                                                  investments                                     (94,661)
                                                                                                            --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                     $    (43,954)
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                           $   5,042,004     $   6,892,899

Net decrease in net assets resulting from operations                                            (43,954)         (171,067)

Capital shares transactions
   Net premiums                                                                                  72,024           139,368
   Transfers of policy loans                                                                        646             8,671
   Transfers of surrenders                                                                     (433,446)       (1,004,513)
   Transfers of death benefits                                                                  (20,398)          (41,291)
   Transfers of other terminations                                                             (145,149)         (220,230)
   Interfund and net transfers to general account                                               (78,466)         (561,833)
                                                                                         ---------------    --------------

     Net decrease in net assets from capital share transactions                                (604,789)       (1,679,828)
                                                                                         ---------------    --------------

Total decrease in net assets                                                                   (648,743)       (1,850,895)
                                                                                         ---------------    --------------

Net assets at end of year                                                                 $   4,393,261     $   5,042,004
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  57

Midland National Life Insurance Company
Separate Account C
Alger Fund - Capital Appreciation Portfolio
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     45,992 shares (cost $3,330,324)         $   3,086,508       Dividend income                              $     5,856
                                                                 Capital gains distributions                       24,274
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                   30,130
                                                                                                            --------------
Net assets                                   $   3,086,508   Expenses:
                                             --------------
                                                                 Administrative expense                             2,827
                                                                 Mortality and expense risk                        47,237
                                                                 Contract maintenance charge                          984
                                                                                                            --------------

                                                                                                                   51,048
                                                                                                            --------------

                                                             Net investment loss                                  (20,918)

                                                             Realized and change in unrealized gains
                                                             (losses) on investments
                                                             Net realized losses on investments                   (81,859)
                                                             Change in net unrealized appreciation on
                                                                  investments                                      45,442
                                                                                                            --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                     $    (57,335)
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                           $   4,058,885     $   3,724,336

Net (decrease) increase in net assets resulting from operations                                 (57,335)          191,094

Capital shares transactions
   Net premiums                                                                                  51,168            64,584
   Transfers of policy loans                                                                          -                 -
   Transfers of surrenders                                                                     (521,567)         (319,508)
   Transfers of death benefits                                                                   (8,125)           (4,609)
   Transfers of other terminations                                                             (175,709)         (149,900)
   Interfund and net transfers (to) from general account                                       (260,809)          552,888
                                                                                         ---------------    --------------

     Net (decrease) increase in net assets from capital share transactions                     (915,042)          143,455
                                                                                         ---------------    --------------

Total (decrease) increase in net assets                                                        (972,377)          334,549
                                                                                         ---------------    --------------

Net assets at end of year                                                                 $   3,086,508     $   4,058,885
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  58

Midland National Life Insurance Company
Separate Account C
Alger Fund - SmallCap Growth Portfolio
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     36,257 shares (cost $924,141)            $    680,183       Dividend income                                $       -
                                                                 Capital gains distributions                       93,741
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                   93,741
                                                                                                            --------------
Net assets                                    $    680,183   Expenses:
                                             --------------
                                                                 Administrative expense                               870
                                                                 Mortality and expense risk                         8,454
                                                                 Contract maintenance charge                          278
                                                                                                            --------------

                                                                                                                    9,602
                                                                                                            --------------

                                                             Net investment income                                 84,139

                                                             Realized and change in unrealized gains
                                                             (losses) on investments
                                                             Net realized losses on investments                   (72,554)
                                                             Change in net unrealized appreciation on
                                                                  investments                                      10,935
                                                                                                            --------------

                                                             Net increase in net assets resulting from
                                                              operations                                      $    22,520
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                            $    801,221     $   1,014,922

Net increase (decrease) in net assets resulting from operations                                  22,520           (38,950)

Capital shares transactions
   Net premiums                                                                                   6,438            12,287
   Transfers of policy loans                                                                          -                 -
   Transfers of surrenders                                                                      (99,808)         (131,018)
   Transfers of death benefits                                                                   (8,649)             (134)
   Transfers of other terminations                                                              (23,206)          (32,671)
   Interfund and net transfers to general account                                               (18,333)          (23,215)
                                                                                         ---------------    --------------

     Net decrease in net assets from capital share transactions                                (143,558)         (174,751)
                                                                                         ---------------    --------------

Total decrease in net assets                                                                   (121,038)         (213,701)
                                                                                         ---------------    --------------

Net assets at end of year                                                                  $    680,183      $    801,221
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  59

Midland National Life Insurance Company
Separate Account C
Alger Fund - Capital Appreciation Portfolio Class S
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     433,058 shares (cost $30,521,061)       $  27,932,263       Dividend income                                $       -
                                                                 Capital gains distributions                      225,933
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                  225,933
                                                                                                            --------------
Net assets                                   $  27,932,263     Expenses
                                             --------------
                                                                 Administrative expense                                 -
                                                                 Mortality and expense risk                       337,980
                                                                 Contract maintenance charge                        3,335
                                                                                                            --------------

                                                                                                                  341,315
                                                                                                            --------------

                                                             Net investment loss                                 (115,382)

                                                             Realized and change in unrealized gains
                                                             (losses) on investments
                                                             Net realized losses on investments                  (341,883)
                                                             Change in net unrealized appreciation on
                                                                  investments                                     249,611
                                                                                                            --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                     $   (207,654)
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                           $  25,742,438     $  13,692,750

Net (decrease) increase in net assets resulting from operations                                (207,654)          571,660

Capital shares transactions
   Net premiums                                                                               6,283,327        12,802,763
   Transfers of policy loans                                                                          -                 -
   Transfers of surrenders                                                                   (1,283,494)         (783,357)
   Transfers of death benefits                                                               (1,023,855)         (562,354)
   Transfers of other terminations                                                           (1,056,273)         (730,354)
   Interfund and net transfers (to) from general account                                       (522,226)          751,330
                                                                                         ---------------    --------------

     Net increase in net assets from capital share transactions                               2,397,479        11,478,028
                                                                                         ---------------    --------------

Total increase in net assets                                                                  2,189,825        12,049,688
                                                                                         ---------------    --------------

Net assets at end of year                                                                 $  27,932,263     $  25,742,438
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  60

Midland National Life Insurance Company
Separate Account C
Calvert Variable Series, Inc. - Mid Cap Growth Portfolio
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     61,713 shares (cost $1,960,034)         $   1,778,568       Dividend income                                $       -
                                                                 Capital gains distributions                      237,867
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                  237,867
                                                                                                            --------------
Net assets                                   $   1,778,568   Expenses:
                                             --------------
                                                                 Administrative expense                               373
                                                                 Mortality and expense risk                        35,886
                                                                 Contract maintenance charge                          276
                                                                                                            --------------

                                                                                                                   36,535
                                                                                                            --------------

                                                             Net investment income                                201,332

                                                             Realized and change in unrealized gains
                                                             (losses) on investments
                                                             Net realized losses on investments                  (216,437)
                                                             Change in net unrealized appreciation on
                                                                  investments                                     190,104
                                                                                                            --------------

                                                             Net increase in net assets resulting from
                                                              operations                                     $    174,999
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                           $   2,679,949     $   1,206,847

Net increase (decrease) in net assets resulting from operations                                 174,999          (204,869)

Capital shares transactions
   Net premiums                                                                                 347,832           816,418
   Transfers of policy loans                                                                         (1)               (2)
   Transfers of surrenders                                                                     (273,766)         (176,585)
   Transfers of death benefits                                                                   (3,680)          (18,806)
   Transfers of other terminations                                                              (84,873)          (67,541)
   Interfund and net transfers (to) from general account                                     (1,061,892)        1,124,487
                                                                                         ---------------    --------------

     Net (decrease) increase in net assets from capital share transactions                   (1,076,380)        1,677,971
                                                                                         ---------------    --------------

Total (decrease) increase in net assets                                                        (901,381)        1,473,102
                                                                                         ---------------    --------------

Net assets at end of year                                                                 $   1,778,568     $   2,679,949
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  61

Midland National Life Insurance Company
Separate Account C
Calvert Variable Series, Inc. - S&P 500 Index Portfolio
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     12,376 shares (cost $1,368,693)         $   1,515,372       Dividend income                              $    17,997
                                                                 Capital gains distributions                       13,734
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                   31,731
                                                                                                            --------------
Net assets                                   $   1,515,372   Expenses:
                                             --------------
                                                                 Administrative expense                               131
                                                                 Mortality and expense risk                        20,290
                                                                 Contract maintenance charge                           41
                                                                                                            --------------

                                                                                                                   20,462
                                                                                                            --------------

                                                             Net investment income                                 11,269

                                                             Realized and change in unrealized gains
                                                             on investments
                                                             Net realized gains on investments                     26,894
                                                             Change in net unrealized appreciation on
                                                                  investments                                     134,008
                                                                                                            --------------

                                                             Net increase in net assets resulting from
                                                              operations                                     $    172,171
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                           $   1,251,751     $   1,213,635

Net increase (decrease) in net assets resulting from operations                                 172,171           (12,856)

Capital shares transactions
   Net premiums                                                                                   7,179            65,521
   Transfers of policy loans                                                                          -                 -
   Transfers of surrenders                                                                     (133,175)           (2,540)
   Transfers of death benefits                                                                  (18,379)                -
   Transfers of other terminations                                                              (44,165)          (68,034)
   Interfund and net transfers from general account                                             279,990            56,025
                                                                                         ---------------    --------------

     Net increase in net assets from capital share transactions                                  91,450            50,972
                                                                                         ---------------    --------------

Total increase in net assets                                                                    263,621            38,116
                                                                                         ---------------    --------------

Net assets at end of year                                                                 $   1,515,372     $   1,251,751
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  62

Midland National Life Insurance Company
Separate Account C
Invesco Variable Insurance Funds - Technology Fund
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     18,984 shares (cost $349,132)            $    339,618       Dividend income                                $       -
                                                                 Capital gains distributions                       15,849
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                   15,849
                                                                                                            --------------
Net assets                                    $    339,618   Expenses:
                                             --------------
                                                                 Administrative expense                               217
                                                                 Mortality and expense risk                         5,628
                                                                 Contract maintenance charge                            -
                                                                                                            --------------

                                                                                                                    5,845
                                                                                                            --------------

                                                             Net investment income                                 10,004

                                                             Realized and change in unrealized losses
                                                             on investments
                                                             Net realized losses on investments                   (19,118)
                                                             Change in net unrealized depreciation on
                                                                  investments                                      (9,047)
                                                                                                            --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                     $    (18,161)
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                            $    578,765      $    516,489

Net (decrease) increase in net assets resulting from operations                                 (18,161)           20,866

Capital shares transactions
   Net premiums                                                                                  22,392             1,084
   Transfers of policy loans                                                                          -                 -
   Transfers of surrenders                                                                      (12,653)          (61,438)
   Transfers of death benefits                                                                  (12,728)          (16,394)
   Transfers of other terminations                                                              (10,439)          (14,283)
   Interfund and net transfers (to) from general account                                       (207,558)          132,441
                                                                                         ---------------    --------------

     Net (decrease) increase in net assets from capital share transactions                     (220,986)           41,410
                                                                                         ---------------    --------------

Total (decrease) increase in net assets                                                        (239,147)           62,276
                                                                                         ---------------    --------------

Net assets at end of year                                                                  $    339,618      $    578,765
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  63

Midland National Life Insurance Company
Separate Account C
Invesco Variable Insurance Funds - Managed Volatility Fund
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     115,207 shares (cost $1,631,121)        $   1,379,034       Dividend income                              $    23,534
                                                                 Capital gains distributions                       37,921
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                   61,455
                                                                                                            --------------
Net assets                                   $   1,379,034   Expenses:
                                             --------------
                                                                 Administrative expense                               479
                                                                 Mortality and expense risk                        17,567
                                                                 Contract maintenance charge                            -
                                                                                                            --------------

                                                                                                                   18,046
                                                                                                            --------------

                                                             Net investment income                                 43,409

                                                             Realized and change in unrealized gains
                                                             (losses) on investments
                                                             Net realized losses on investments                  (117,046)
                                                             Change in net unrealized appreciation on
                                                                  investments                                     176,692
                                                                                                            --------------

                                                             Net increase in net assets resulting from
                                                              operations                                     $    103,055
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                           $   1,394,675     $   1,913,469

Net increase (decrease) in net assets resulting from operations                                 103,055           (52,916)

Capital shares transactions
   Net premiums                                                                                   6,593            20,874
   Transfers of policy loans                                                                          -             1,789
   Transfers of surrenders                                                                      (64,365)          (69,230)
   Transfers of death benefits                                                                  (17,430)          (37,827)
   Transfers of other terminations                                                              (38,122)          (60,099)
   Interfund and net transfers to general account                                                (5,372)         (321,385)
                                                                                         ---------------    --------------

     Net decrease in net assets from capital share transactions                                (118,696)         (465,878)
                                                                                         ---------------    --------------

Total decrease in net assets                                                                    (15,641)         (518,794)
                                                                                         ---------------    --------------

Net assets at end of year                                                                 $   1,379,034     $   1,394,675
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  64

Midland National Life Insurance Company
Separate Account C
Invesco Variable Insurance Funds - Diversified Dividend Fund
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     38,692 shares (cost $905,125)           $   1,020,691       Dividend income                              $    12,000
                                                                 Capital gains distributions                            -
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                   12,000
                                                                                                            --------------
Net assets                                   $   1,020,691   Expenses:
                                             --------------
                                                                 Administrative expense                               494
                                                                 Mortality and expense risk                        11,746
                                                                 Contract maintenance charge                           56
                                                                                                            --------------

                                                                                                                   12,296
                                                                                                            --------------

                                                             Net investment loss                                     (296)

                                                             Realized and change in unrealized gains
                                                             on investments
                                                             Net realized gains on investments                     41,389
                                                             Change in net unrealized appreciation on
                                                                  investments                                      80,393
                                                                                                            --------------

                                                             Net increase in net assets resulting from
                                                              operations                                     $    121,486
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                            $    621,922     $   1,586,036

Net increase in net assets resulting from operations                                            121,486            23,411

Capital shares transactions
   Net premiums                                                                                  92,914            12,726
   Transfers of policy loans                                                                        (30)             (816)
   Transfers of surrenders                                                                      (42,819)         (185,806)
   Transfers of death benefits                                                                   (4,089)           (6,801)
   Transfers of other terminations                                                              (13,072)          (42,007)
   Interfund and net transfers from (to) general account                                        244,379          (764,821)
                                                                                         ---------------    --------------

     Net increase (decrease) in net assets from capital share transactions                      277,283          (987,525)
                                                                                         ---------------    --------------

Total increase (decrease) in net assets                                                         398,769          (964,114)
                                                                                         ---------------    --------------

Net assets at end of year                                                                 $   1,020,691      $    621,922
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  65

Midland National Life Insurance Company
Separate Account C
Invesco Variable Insurance Funds - Global Health Care Fund
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     60,771 shares (cost $1,928,972)         $   1,465,196       Dividend income                                $       -
                                                                 Capital gains distributions                      259,151
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                  259,151
                                                                                                            --------------
Net assets                                   $   1,465,196   Expenses:
                                             --------------
                                                                 Administrative expense                               793
                                                                 Mortality and expense risk                        26,557
                                                                 Contract maintenance charge                           80
                                                                                                            --------------

                                                                                                                   27,430
                                                                                                            --------------

                                                             Net investment income                                231,721

                                                             Realized and change in unrealized losses
                                                             on investments
                                                             Net realized losses on investments                  (208,399)
                                                             Change in net unrealized depreciation on
                                                                  investments                                    (321,296)
                                                                                                            --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                     $   (297,974)
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                           $   2,627,428     $   2,092,394

Net decrease in net assets resulting from operations                                           (297,974)          (14,086)

Capital shares transactions
   Net premiums                                                                                  52,713           139,742
   Transfers of policy loans                                                                      1,556             2,403
   Transfers of surrenders                                                                      (52,196)         (181,868)
   Transfers of death benefits                                                                   (3,229)          (60,959)
   Transfers of other terminations                                                             (108,093)          (62,879)
   Interfund and net transfers (to) from general account                                       (755,009)          712,681
                                                                                         ---------------    --------------

     Net (decrease) increase in net assets from capital share transactions                     (864,258)          549,120
                                                                                         ---------------    --------------

Total (decrease) increase in net assets                                                      (1,162,232)          535,034
                                                                                         ---------------    --------------

Net assets at end of year                                                                 $   1,465,196     $   2,627,428
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  66

Midland National Life Insurance Company
Separate Account C
Invesco Variable Insurance Funds - Global Real Estate Fund
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     14,594 shares (cost $239,634)            $    228,979       Dividend income                              $     9,571
                                                                 Capital gains distributions                       12,979
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                   22,550
                                                                                                            --------------
Net assets                                    $    228,979   Expenses:
                                             --------------
                                                                 Administrative expense                               253
                                                                 Mortality and expense risk                        12,330
                                                                 Contract maintenance charge                            -
                                                                                                            --------------

                                                                                                                   12,583
                                                                                                            --------------

                                                             Net investment income                                  9,967

                                                             Realized and change in unrealized losses
                                                             on investments
                                                             Net realized losses on investments                   (29,298)
                                                             Change in net unrealized depreciation on
                                                                  investments                                      (5,861)
                                                                                                            --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                     $    (25,192)
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                            $    406,575      $    585,994

Net decrease in net assets resulting from operations                                            (25,192)          (37,284)

Capital shares transactions
   Net premiums                                                                                     325               230
   Transfers of policy loans                                                                          -                 -
   Transfers of surrenders                                                                      (59,353)          (44,925)
   Transfers of death benefits                                                                  (21,587)             (265)
   Transfers of other terminations                                                              (12,968)          (17,233)
   Interfund and net transfers to general account                                               (58,821)          (79,942)
                                                                                         ---------------    --------------

     Net decrease in net assets from capital share transactions                                (152,404)         (142,135)
                                                                                         ---------------    --------------

Total decrease in net assets                                                                   (177,596)         (179,419)
                                                                                         ---------------    --------------

Net assets at end of year                                                                  $    228,979      $    406,575
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  67

Midland National Life Insurance Company
Separate Account C
Invesco Variable Insurance Funds - International Growth Fund
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     11,033 shares (cost $375,579)            $    357,909       Dividend income                              $     4,846
                                                                 Capital gains distributions                            -
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                    4,846
                                                                                                            --------------
Net assets                                    $    357,909   Expenses:
                                             --------------
                                                                 Administrative expense                               161
                                                                 Mortality and expense risk                         9,067
                                                                 Contract maintenance charge                            -
                                                                                                            --------------

                                                                                                                    9,228
                                                                                                            --------------

                                                             Net investment loss                                   (4,382)

                                                             Realized and change in unrealized gains
                                                             (losses) on investments
                                                             Net realized losses on investments                   (16,889)
                                                             Change in net unrealized appreciation on
                                                                  investments                                       3,965
                                                                                                            --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                     $    (17,306)
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                            $    378,692      $    439,577

Net decrease in net assets resulting from operations                                            (17,306)          (21,393)

Capital shares transactions
   Net premiums                                                                                       3                 8
   Transfers of policy loans                                                                          -                 -
   Transfers of surrenders                                                                      (64,584)          (65,601)
   Transfers of death benefits                                                                  (13,604)                -
   Transfers of other terminations                                                              (20,494)          (18,439)
   Interfund and net transfers from general account                                              95,202            44,540
                                                                                         ---------------    --------------

     Net decrease in net assets from capital share transactions                                  (3,477)          (39,492)
                                                                                         ---------------    --------------

Total decrease in net assets                                                                    (20,783)          (60,885)
                                                                                         ---------------    --------------

Net assets at end of year                                                                  $    357,909      $    378,692
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  68

Midland National Life Insurance Company
Separate Account C
Invesco Variable Insurance Funds - Mid Cap Core Equity Fund
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     33,886 shares (cost $425,248)            $    427,305       Dividend income                                $       -
                                                                 Capital gains distributions                        8,933
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                    8,933
                                                                                                            --------------
Net assets                                    $    427,305   Expenses:
                                             --------------
                                                                 Administrative expense                               111
                                                                 Mortality and expense risk                         3,964
                                                                 Contract maintenance charge                            -
                                                                                                            --------------

                                                                                                                    4,075
                                                                                                            --------------

                                                             Net investment income                                  4,858

                                                             Realized and change in unrealized gains
                                                             (losses) on investments
                                                             Net realized losses on investments                   (20,870)
                                                             Change in net unrealized appreciation on
                                                                  investments                                      28,102
                                                                                                            --------------

                                                             Net increase in net assets resulting from
                                                              operations                                      $    12,090
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                            $    199,799      $    166,797

Net increase (decrease) in net assets resulting from operations                                  12,090           (20,419)

Capital shares transactions
   Net premiums                                                                                     566             1,193
   Transfers of policy loans                                                                          -                 -
   Transfers of surrenders                                                                      (61,611)           (9,757)
   Transfers of death benefits                                                                        -                 -
   Transfers of other terminations                                                               (7,537)           (3,866)
   Interfund and net transfers from general account                                             283,998            65,851
                                                                                         ---------------    --------------

     Net increase in net assets from capital share transactions                                 215,416            53,421
                                                                                         ---------------    --------------

Total increase in net assets                                                                    227,506            33,002
                                                                                         ---------------    --------------

Net assets at end of year                                                                  $    427,305      $    199,799
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  69

Midland National Life Insurance Company
Separate Account C
J. P. Morgan Series Trust II - Core Bond Portfolio
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     313,238 shares (cost $3,489,029)        $   3,395,498       Dividend income                             $    131,747
                                                                 Capital gains distributions                            -
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                  131,747
                                                                                                            --------------
Net assets                                   $   3,395,498   Expenses:
                                             --------------
                                                                 Administrative expense                             1,349
                                                                 Mortality and expense risk                        51,889
                                                                 Contract maintenance charge                            -
                                                                                                            --------------

                                                                                                                   53,238
                                                                                                            --------------

                                                             Net investment income                                 78,509

                                                             Realized and change in unrealized losses
                                                             on investments
                                                             Net realized losses on investments                   (13,174)
                                                             Change in net unrealized depreciation on
                                                                  investments                                     (19,798)
                                                                                                            --------------

                                                             Net increase in net assets resulting from
                                                              operations                                      $    45,537
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                           $   3,809,883     $   4,184,593

Net increase (decrease) in net assets resulting from operations                                  45,537           (21,273)

Capital shares transactions
   Net premiums                                                                                  35,096            71,994
   Transfers of policy loans                                                                     (1,297)            2,366
   Transfers of surrenders                                                                     (376,107)         (342,226)
   Transfers of death benefits                                                                  (73,181)          (59,777)
   Transfers of other terminations                                                             (176,568)         (162,239)
   Interfund and net transfers from general account                                             132,135           136,445
                                                                                         ---------------    --------------

     Net decrease in net assets from capital share transactions                                (459,922)         (353,437)
                                                                                         ---------------    --------------

Total decrease in net assets                                                                   (414,385)         (374,710)
                                                                                         ---------------    --------------

Net assets at end of year                                                                 $   3,395,498     $   3,809,883
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  70

Midland National Life Insurance Company
Separate Account C
J. P. Morgan Series Trust II - Small Cap Core Portfolio
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     117,353 shares (cost $2,556,688)        $   2,639,261       Dividend income                              $    12,446
                                                                 Capital gains distributions                      194,502
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                  206,948
                                                                                                            --------------
Net assets                                   $   2,639,261   Expenses:
                                             --------------
                                                                 Administrative expense                               768
                                                                 Mortality and expense risk                        32,854
                                                                 Contract maintenance charge                            -
                                                                                                            --------------

                                                                                                                   33,622
                                                                                                            --------------

                                                             Net investment income                                173,326

                                                             Realized and change in unrealized gains
                                                             (losses) on investments
                                                             Net realized losses on investments                  (164,379)
                                                             Change in net unrealized appreciation on
                                                                  investments                                     387,433
                                                                                                            --------------

                                                             Net increase in net assets resulting from
                                                              operations                                     $    396,380
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                           $   3,086,926     $   4,600,600

Net increase (decrease) in net assets resulting from operations                                 396,380          (214,247)

Capital shares transactions
   Net premiums                                                                                  41,709            51,221
   Transfers of policy loans                                                                        150             6,397
   Transfers of surrenders                                                                     (242,500)         (265,072)
   Transfers of death benefits                                                                   (1,914)          (68,054)
   Transfers of other terminations                                                             (116,492)         (111,135)
   Interfund and net transfers to general account                                              (524,998)         (912,784)
                                                                                         ---------------    --------------

     Net decrease in net assets from capital share transactions                                (844,045)       (1,299,427)
                                                                                         ---------------    --------------

Total decrease in net assets                                                                   (447,665)       (1,513,674)
                                                                                         ---------------    --------------

Net assets at end of year                                                                 $   2,639,261     $   3,086,926
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  71

Midland National Life Insurance Company
Separate Account C
Rydex Variable Trust - Nova Fund
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     7,735 shares (cost $586,403)             $    692,932       Dividend income                                $       -
                                                                 Capital gains distributions                            -
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                        -
                                                                                                            --------------
Net assets                                    $    692,932   Expenses:
                                             --------------
                                                                 Administrative expense                               179
                                                                 Mortality and expense risk                         7,252
                                                                 Contract maintenance charge                            -
                                                                                                            --------------

                                                                                                                    7,431
                                                                                                            --------------

                                                             Net investment loss                                   (7,431)

                                                             Realized and change in unrealized gains
                                                             on investments
                                                             Net realized gains on investments                     20,847
                                                             Change in net unrealized appreciation on
                                                                  investments                                      57,083
                                                                                                            --------------

                                                             Net increase in net assets resulting from
                                                              operations                                      $    70,499
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                            $    398,785      $    561,653

Net increase (decrease) in net assets resulting from operations                                  70,499           (16,988)

Capital shares transactions
   Net premiums                                                                                   4,243             5,787
   Transfers of policy loans                                                                          -                 -
   Transfers of surrenders                                                                      (70,826)          (36,602)
   Transfers of death benefits                                                                        -              (715)
   Transfers of other terminations                                                              (15,897)          (18,555)
   Interfund and net transfers from (to) general account                                        306,128           (95,795)
                                                                                         ---------------    --------------

     Net increase (decrease) in net assets from capital share transactions                      223,648          (145,880)
                                                                                         ---------------    --------------

Total increase (decrease) in net assets                                                         294,147          (162,868)
                                                                                         ---------------    --------------

Net assets at end of year                                                                  $    692,932      $    398,785
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  72

Midland National Life Insurance Company
Separate Account C
Rydex Variable Trust - NASDAQ - 100 Fund
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     19,684 shares (cost $624,445)            $    627,513       Dividend income                                $       -
                                                                 Capital gains distributions                       96,679
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                   96,679
                                                                                                            --------------
Net assets                                    $    627,513   Expenses:
                                             --------------
                                                                 Administrative expense                               307
                                                                 Mortality and expense risk                        12,561
                                                                 Contract maintenance charge                            -
                                                                                                            --------------

                                                                                                                   12,868
                                                                                                            --------------

                                                             Net investment income                                 83,811

                                                             Realized and change in unrealized gains
                                                             (losses) on investments
                                                             Net realized losses on investments                   (94,486)
                                                             Change in net unrealized appreciation on
                                                                  investments                                      11,138
                                                                                                            --------------

                                                             Net increase in net assets resulting from
                                                              operations                                       $      463
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                           $   1,208,870     $   1,356,794

Net increase (decrease) in net assets resulting from operations                                     463           (43,841)

Capital shares transactions
   Net premiums                                                                                  28,184            31,488
   Transfers of policy loans                                                                          -                (1)
   Transfers of surrenders                                                                     (142,644)          (61,089)
   Transfers of death benefits                                                                   (3,915)                -
   Transfers of other terminations                                                              (33,185)          (33,931)
   Interfund and net transfers to general account                                              (430,260)          (40,550)
                                                                                         ---------------    --------------

     Net decrease in net assets from capital share transactions                                (581,820)         (104,083)
                                                                                         ---------------    --------------

Total decrease in net assets                                                                   (581,357)         (147,924)
                                                                                         ---------------    --------------

Net assets at end of year                                                                  $    627,513     $   1,208,870
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  73

Midland National Life Insurance Company
Separate Account C
Rydex Variable Trust - U.S. Government Money Market Fund
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     220,542 shares (cost $220,542)           $    220,542       Dividend income                                $       -
                                                                 Capital gains distributions                           12
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                       12
                                                                                                            --------------
Net assets                                    $    220,542   Expenses:
                                             --------------
                                                                 Administrative expense                               129
                                                                 Mortality and expense risk                         3,432
                                                                 Contract maintenance charge                            -
                                                                                                            --------------

                                                                                                                    3,561
                                                                                                            --------------

                                                             Net investment loss                                   (3,549)

                                                             Realized and change in unrealized gains
                                                             on investments
                                                             Net realized gains on investments                          -
                                                             Change in net unrealized appreciation on
                                                                  investments                                           -
                                                                                                            --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                      $    (3,549)
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                            $    542,391      $    647,251

Net decrease in net assets resulting from operations                                             (3,549)           (7,095)

Capital shares transactions
   Net premiums                                                                                   7,127            18,621
   Transfers of policy loans                                                                          -                 -
   Transfers of surrenders                                                                         (785)          (30,775)
   Transfers of death benefits                                                                     (296)                -
   Transfers of other terminations                                                              (30,906)          (40,393)
   Interfund and net transfers to general account                                              (293,440)          (45,218)
                                                                                         ---------------    --------------

     Net decrease in net assets from capital share transactions                                (318,300)          (97,765)
                                                                                         ---------------    --------------

Total decrease in net assets                                                                   (321,849)         (104,860)
                                                                                         ---------------    --------------

Net assets at end of year                                                                  $    220,542      $    542,391
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  74

Midland National Life Insurance Company
Separate Account C
Rydex Variable Trust - Inverse S&P 500 Strategy Fund
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     1,760 shares (cost $226,083)             $    148,204       Dividend income                                $       -
                                                                 Capital gains distributions                            -
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                        -
                                                                                                            --------------
Net assets                                    $    148,204   Expenses:
                                             --------------
                                                                 Administrative expense                                75
                                                                 Mortality and expense risk                         2,780
                                                                 Contract maintenance charge                            -
                                                                                                            --------------

                                                                                                                    2,855
                                                                                                            --------------

                                                             Net investment loss                                   (2,855)

                                                             Realized and change in unrealized gains
                                                             (losses) on investments
                                                             Net realized losses on investments                   (29,031)
                                                             Change in net unrealized appreciation on
                                                                  investments                                       1,494
                                                                                                            --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                     $    (30,392)
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                            $    199,322      $    204,943

Net decrease in net assets resulting from operations                                            (30,392)          (13,315)

Capital shares transactions
   Net premiums                                                                                      61             3,660
   Transfers of policy loans                                                                          -                 -
   Transfers of surrenders                                                                       (6,005)           (7,616)
   Transfers of death benefits                                                                        -            (3,707)
   Transfers of other terminations                                                                 (234)             (432)
   Interfund and net transfers (to) from general account                                        (14,548)           15,789
                                                                                         ---------------    --------------

     Net (decrease) increase in net assets from capital share transactions                      (20,726)            7,694
                                                                                         ---------------    --------------

Total decrease in net assets                                                                    (51,118)           (5,621)
                                                                                         ---------------    --------------

Net assets at end of year                                                                  $    148,204      $    199,322
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  75

Midland National Life Insurance Company
Separate Account C
Rydex Variable Trust - Inverse NASDAQ-100 Strategy Fund
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     1,540 shares (cost $185,924)             $    121,182       Dividend income                                $       -
                                                                 Capital gains distributions                            -
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                        -
                                                                                                            --------------
Net assets                                    $    121,182   Expenses:
                                             --------------
                                                                 Administrative expense                               172
                                                                 Mortality and expense risk                         3,185
                                                                 Contract maintenance charge                            -
                                                                                                            --------------

                                                                                                                    3,357
                                                                                                            --------------

                                                             Net investment loss                                   (3,357)

                                                             Realized and change in unrealized gains
                                                             (losses) on investments
                                                             Net realized losses on investments                  (150,174)
                                                             Change in net unrealized appreciation on
                                                                  investments                                     123,477
                                                                                                            --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                     $    (30,054)
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                            $    299,429      $    390,457

Net decrease in net assets resulting from operations                                            (30,054)          (53,942)

Capital shares transactions
   Net premiums                                                                                     279               119
   Transfers of policy loans                                                                          -                 -
   Transfers of surrenders                                                                     (142,806)           (8,559)
   Transfers of death benefits                                                                        -                 -
   Transfers of other terminations                                                                 (206)             (287)
   Interfund and net transfers to general account                                                (5,460)          (28,359)
                                                                                         ---------------    --------------

     Net decrease in net assets from capital share transactions                                (148,193)          (37,086)
                                                                                         ---------------    --------------

Total decrease in net assets                                                                   (178,247)          (91,028)
                                                                                         ---------------    --------------

Net assets at end of year                                                                  $    121,182      $    299,429
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  76

Midland National Life Insurance Company
Separate Account C
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     278 shares (cost $28,765)                 $    28,913       Dividend income                                $       -
                                                                 Capital gains distributions                            -
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                        -
                                                                                                            --------------
Net assets                                     $    28,913   Expenses:
                                             --------------
                                                                 Administrative expense                                19
                                                                 Mortality and expense risk                           455
                                                                 Contract maintenance charge                            -
                                                                                                            --------------

                                                                                                                      474
                                                                                                            --------------

                                                             Net investment loss                                     (474)

                                                             Realized and change in unrealized gains
                                                             (losses) on investments
                                                             Net realized losses on investments                    (2,675)
                                                             Change in net unrealized appreciation on
                                                                  investments                                       9,027
                                                                                                            --------------

                                                             Net increase in net assets resulting from
                                                              operations                                      $     5,878
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                            $     51,164       $    35,271

Net increase (decrease) in net assets resulting from operations                                   5,878              (548)

Capital shares transactions
   Net premiums                                                                                      19               292
   Transfers of policy loans                                                                          -                 -
   Transfers of surrenders                                                                       (1,317)           (1,992)
   Transfers of death benefits                                                                        -            (3,748)
   Transfers of other terminations                                                                 (144)             (283)
   Interfund and net transfers (to) from general account                                        (26,687)           22,172
                                                                                         ---------------    --------------

     Net (decrease) increase in net assets from capital share transactions                      (28,129)           16,441
                                                                                         ---------------    --------------

Total (decrease) increase in net assets                                                         (22,251)           15,893
                                                                                         ---------------    --------------

Net assets at end of year                                                                  $     28,913       $    51,164
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  77

Midland National Life Insurance Company
Separate Account C
Rydex Variable Trust - Government Long Bond 1.2x Strategy
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     11,460 shares (cost $385,656)            $    336,452       Dividend income                              $    15,218
                                                                 Capital gains distributions                            -
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                   15,218
                                                                                                            --------------
Net assets                                    $    336,452   Expenses:
                                             --------------
                                                                 Administrative expense                               194
                                                                 Mortality and expense risk                        18,080
                                                                 Contract maintenance charge                            -
                                                                                                            --------------

                                                                                                                   18,274
                                                                                                            --------------

                                                             Net investment loss                                   (3,056)

                                                             Realized and change in unrealized gains
                                                             (losses) on investments
                                                             Net realized gains on investments                    697,349
                                                             Change in net unrealized depreciation on
                                                                  investments                                     (40,240)
                                                                                                            --------------

                                                             Net increase in net assets resulting from
                                                              operations                                     $    654,053
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                            $    261,028      $    306,838

Net increase in net assets resulting from operations                                            654,053           379,794

Capital shares transactions
   Net premiums                                                                                  80,760            17,364
   Transfers of policy loans                                                                      1,279                 -
   Transfers of surrenders                                                                     (115,665)          (24,390)
   Transfers of death benefits                                                                        -            (1,454)
   Transfers of other terminations                                                              (53,933)          (14,588)
   Interfund and net transfers to general account                                              (491,070)         (402,536)
                                                                                         ---------------    --------------

     Net decrease in net assets from capital share transactions                                (578,629)         (425,604)
                                                                                         ---------------    --------------

Total increase (decrease) in net assets                                                          75,424           (45,810)
                                                                                         ---------------    --------------

Net assets at end of year                                                                  $    336,452      $    261,028
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  78

Midland National Life Insurance Company
Separate Account C
Rydex Variable Trust - NASDAQ-100 2x Strategy Fund
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     0 shares (cost $0)                          $       -       Dividend income                                $       -
                                                                 Capital gains distributions                            -
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                        -
                                                                                                            --------------
Net assets                                       $       -   Expenses:
                                             --------------
                                                                 Administrative expense                                 -
                                                                 Mortality and expense risk                            27
                                                                 Contract maintenance charge                            -
                                                                                                            --------------

                                                                                                                       27
                                                                                                            --------------

                                                             Net investment loss                                      (27)

                                                             Realized and change in unrealized gains
                                                             (losses) on investments
                                                             Net realized losses on investments                      (793)
                                                             Change in net unrealized appreciation on
                                                                  investments                                         587
                                                                                                            --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                       $     (233)
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                             $     6,692       $     5,940

Net (decrease) increase in net assets resulting from operations                                    (233)              753

Capital shares transactions
   Net premiums                                                                                       -                 -
   Transfers of policy loans                                                                          -                 -
   Transfers of surrenders                                                                       (6,459)                -
   Transfers of death benefits                                                                        -                 -
   Transfers of other terminations                                                                    -                 -
   Interfund and net transfers from (to) general account                                              -                (1)
                                                                                         ---------------    --------------

     Net decrease in net assets from capital share transactions                                  (6,459)               (1)
                                                                                         ---------------    --------------

Total (decrease) increase in net assets                                                          (6,692)              752
                                                                                         ---------------    --------------

Net assets at end of year                                                                    $        -       $     6,692
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  79

Midland National Life Insurance Company
Separate Account C
Rydex Variable Trust - Inverse Dow 2x Strategy Fund
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     0 shares (cost $0)                          $       -       Dividend income                                $       -
                                                                 Capital gains distributions                            -
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                        -
                                                                                                            --------------
Net assets                                       $       -   Expenses:
                                             --------------
                                                                 Administrative expense                                 -
                                                                 Mortality and expense risk                             2
                                                                 Contract maintenance charge                            -
                                                                                                            --------------

                                                                                                                        2
                                                                                                            --------------

                                                             Net investment loss                                       (2)

                                                             Realized and change in unrealized gains
                                                             (losses) on investments
                                                             Net realized losses on investments                      (176)
                                                             Change in net unrealized appreciation on
                                                                  investments                                         140
                                                                                                            --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                       $      (38)
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                              $      403        $      446

Net decrease in net assets resulting from operations                                                (38)              (43)

Capital shares transactions
   Net premiums                                                                                       -                 -
   Transfers of policy loans                                                                          -                 -
   Transfers of surrenders                                                                         (365)                -
   Transfers of death benefits                                                                        -                 -
   Transfers of other terminations                                                                    -                 -
   Interfund and net transfers from general account                                                   -                 -
                                                                                         ---------------    --------------

     Net (decrease) increase in net assets from capital share transactions                         (365)                -
                                                                                         ---------------    --------------

Total decrease in net assets                                                                       (403)              (43)
                                                                                         ---------------    --------------

Net assets at end of year                                                                    $        -        $      403
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  80

Midland National Life Insurance Company
Separate Account C
Rydex Variable Trust - Biotechnology Fund
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     76,029 shares (cost $6,353,867)         $   5,082,563       Dividend income                                $       -
                                                                 Capital gains distributions                            -
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                        -
                                                                                                            --------------
Net assets                                   $   5,082,563     Expenses
                                             --------------
                                                                 Administrative expense                                 -
                                                                 Mortality and expense risk                        74,869
                                                                 Contract maintenance charge                          870
                                                                                                            --------------

                                                                                                                   75,739
                                                                                                            --------------

                                                             Net investment loss                                  (75,739)

                                                             Realized and change in unrealized losses
                                                             on investments
                                                             Net realized losses on investments                  (449,337)
                                                             Change in net unrealized depreciation on
                                                                  investments                                  (1,218,012)
                                                                                                            --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                    $  (1,743,088)
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                           $   9,081,414     $   3,295,338

Net decrease in net assets resulting from operations                                         (1,743,088)          (69,514)

Capital shares transactions
   Net premiums                                                                                 576,953         4,970,747
   Transfers of policy loans                                                                          -                 -
   Transfers of surrenders                                                                     (352,371)         (182,270)
   Transfers of death benefits                                                                  (82,143)          (43,833)
   Transfers of other terminations                                                             (197,798)         (201,835)
   Interfund and net transfers (to) from general account                                     (2,200,404)        1,312,781
                                                                                         ---------------    --------------

     Net (decrease) increase in net assets from capital share transactions                   (2,255,763)        5,855,590
                                                                                         ---------------    --------------

Total (decrease) increase in net assets                                                      (3,998,851)        5,786,076
                                                                                         ---------------    --------------

Net assets at end of year                                                                 $   5,082,563     $   9,081,414
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  81

Midland National Life Insurance Company
Separate Account C
Rydex Variable Trust - S&P 500 Pure Growth Fund
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     47,037 shares (cost $2,047,937)         $   1,990,152       Dividend income                                $       -
                                                                 Capital gains distributions                      192,887
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                  192,887
                                                                                                            --------------
Net assets                                   $   1,990,152     Expenses
                                             --------------
                                                                 Administrative expense                                 -
                                                                 Mortality and expense risk                        41,749
                                                                 Contract maintenance charge                          566
                                                                                                            --------------

                                                                                                                   42,315
                                                                                                            --------------

                                                             Net investment income                                150,572

                                                             Realized and change in unrealized gains
                                                             (losses) on investments
                                                             Net realized losses on investments                  (403,384)
                                                             Change in net unrealized appreciation on
                                                                  investments                                     314,257
                                                                                                            --------------

                                                             Net increase in net assets resulting from
                                                              operations                                      $    61,445
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                           $   3,463,621     $   2,023,165

Net increase (decrease) in net assets resulting from operations                                  61,445           (55,628)

Capital shares transactions
   Net premiums                                                                                 259,743         1,999,338
   Transfers of policy loans                                                                          -                 -
   Transfers of surrenders                                                                     (128,657)          (99,267)
   Transfers of death benefits                                                                 (135,098)          (20,941)
   Transfers of other terminations                                                             (139,449)          (88,187)
   Interfund and net transfers to general account                                            (1,391,453)         (294,859)
                                                                                         ---------------    --------------

     Net (decrease) increase in net assets from capital share transactions                   (1,534,914)        1,496,084
                                                                                         ---------------    --------------

Total (decrease) increase in net assets                                                      (1,473,469)        1,440,456
                                                                                         ---------------    --------------

Net assets at end of year                                                                 $   1,990,152     $   3,463,621
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  82

Midland National Life Insurance Company
Separate Account C
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     26,077 shares (cost $859,463)            $    863,140       Dividend income                                $       -
                                                                 Capital gains distributions                            -
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                        -
                                                                                                            --------------
Net assets                                    $    863,140     Expenses
                                             --------------
                                                                 Administrative expense                                 -
                                                                 Mortality and expense risk                        10,765
                                                                 Contract maintenance charge                          127
                                                                                                            --------------

                                                                                                                   10,892
                                                                                                            --------------

                                                             Net investment loss                                  (10,892)

                                                             Realized and change in unrealized gains
                                                             (losses) on investments
                                                             Net realized losses on investments                  (149,767)
                                                             Change in net unrealized appreciation on
                                                                  investments                                     115,518
                                                                                                            --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                     $    (45,141)
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                           $   1,526,220      $    475,850

Net decrease in net assets resulting from operations                                            (45,141)          (95,872)

Capital shares transactions
   Net premiums                                                                                 187,203           532,120
   Transfers of policy loans                                                                          -                 -
   Transfers of surrenders                                                                      (27,648)          (39,024)
   Transfers of death benefits                                                                  (38,994)                -
   Transfers of other terminations                                                              (33,597)          (40,254)
   Interfund and net transfers (to) from general account                                       (704,903)          693,400
                                                                                         ---------------    --------------

     Net (decrease) increase in net assets from capital share transactions                     (617,939)        1,146,242
                                                                                         ---------------    --------------

Total (decrease) increase in net assets                                                        (663,080)        1,050,370
                                                                                         ---------------    --------------

Net assets at end of year                                                                  $    863,140     $   1,526,220
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  83

Midland National Life Insurance Company
Separate Account C
Guggenheim Variable Insurance Fund - Long Short Equity Fund
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     44,946 shares (cost $668,401)            $    690,817       Dividend income                                $       -
                                                                 Capital gains distributions                            -
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                        -
                                                                                                            --------------
Net assets                                    $    690,817   Expenses:
                                             --------------
                                                                 Administrative expense                                68
                                                                 Mortality and expense risk                        10,564
                                                                 Contract maintenance charge                           73
                                                                                                            --------------

                                                                                                                   10,705
                                                                                                            --------------

                                                             Net investment loss                                  (10,705)

                                                             Realized and change in unrealized gains
                                                             on investments
                                                             Net realized gains on investments                        761
                                                             Change in net unrealized appreciation on
                                                                  investments                                       3,118
                                                                                                            --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                      $    (6,826)
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                            $    807,249      $    324,361

Net decrease in net assets resulting from operations                                             (6,826)           (7,057)

Capital shares transactions
   Net premiums                                                                                  56,894           296,031
   Transfers of policy loans                                                                          -                 -
   Transfers of surrenders                                                                      (44,496)          (18,610)
   Transfers of death benefits                                                                  (29,430)                -
   Transfers of other terminations                                                               (6,859)          (23,663)
   Interfund and net transfers (to) from general account                                        (85,715)          236,187
                                                                                         ---------------    --------------

     Net (decrease) increase in net assets from capital share transactions                     (109,606)          489,945
                                                                                         ---------------    --------------

Total (decrease) increase in net assets                                                        (116,432)          482,888
                                                                                         ---------------    --------------

Net assets at end of year                                                                  $    690,817      $    807,249
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  84

Midland National Life Insurance Company
Separate Account C
Guggenheim Variable Insurance Fund - Multi-Hedge Strategies Fund
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     145,478 shares (cost $3,490,209)        $   3,484,188       Dividend income                              $     3,556
                                                                 Capital gains distributions                            -
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                    3,556
                                                                                                            --------------
Net assets                                   $   3,484,188     Expenses
                                             --------------
                                                                 Administrative expense                                 -
                                                                 Mortality and expense risk                        44,897
                                                                 Contract maintenance charge                          369
                                                                                                            --------------

                                                                                                                   45,266
                                                                                                            --------------

                                                             Net investment loss                                  (41,710)

                                                             Realized and change in unrealized losses
                                                             on investments
                                                             Net realized losses on investments                   (11,661)
                                                             Change in net unrealized depreciation on
                                                                  investments                                      (7,973)
                                                                                                            --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                     $    (61,344)
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                           $   3,158,140     $   1,210,281

Net decrease in net assets resulting from operations                                            (61,344)           (8,310)

Capital shares transactions
   Net premiums                                                                                 767,532         2,801,922
   Transfers of policy loans                                                                          -                 -
   Transfers of surrenders                                                                      (80,501)          (75,977)
   Transfers of death benefits                                                                  (24,398)          (29,294)
   Transfers of other terminations                                                             (110,338)          (88,085)
   Interfund and net transfers to general account                                              (164,903)         (652,397)
                                                                                         ---------------    --------------

     Net increase in net assets from capital share transactions                                 387,392         1,956,169
                                                                                         ---------------    --------------

Total increase in net assets                                                                    326,048         1,947,859
                                                                                         ---------------    --------------

Net assets at end of year                                                                 $   3,484,188     $   3,158,140
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  85

Midland National Life Insurance Company
Separate Account C
Guggenheim Variable Insurance Fund - Global Managed Futures Strategies Fund
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     29,518 shares (cost $555,567)            $    470,218       Dividend income                              $    17,377
                                                                 Capital gains distributions                            -
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                   17,377
                                                                                                            --------------
Net assets                                    $    470,218     Expenses
                                             --------------
                                                                 Administrative expense                                 -
                                                                 Mortality and expense risk                         6,438
                                                                 Contract maintenance charge                           77
                                                                                                            --------------

                                                                                                                    6,515
                                                                                                            --------------

                                                             Net investment income                                 10,862

                                                             Realized and change in unrealized losses
                                                             on investments
                                                             Net realized losses on investments                   (40,104)
                                                             Change in net unrealized depreciation on
                                                                  investments                                     (53,636)
                                                                                                            --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                     $    (82,878)
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                            $    684,912      $    224,160

Net decrease in net assets resulting from operations                                            (82,878)          (27,428)

Capital shares transactions
   Net premiums                                                                                 155,066           404,286
   Transfers of policy loans                                                                          -                 -
   Transfers of surrenders                                                                      (75,574)           (9,804)
   Transfers of death benefits                                                                   (7,406)           (2,748)
   Transfers of other terminations                                                              (18,770)          (35,578)
   Interfund and net transfers (to) from general account                                       (185,132)          132,024
                                                                                         ---------------    --------------

     Net (decrease) increase in net assets from capital share transactions                     (131,816)          488,180
                                                                                         ---------------    --------------

Total (decrease) increase in net assets                                                        (214,694)          460,752
                                                                                         ---------------    --------------

Net assets at end of year                                                                  $    470,218      $    684,912
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  86

Midland National Life Insurance Company
Separate Account C
Guggenheim Variable Insurance Fund - Small Cap Value Fund
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     68,234 shares (cost $3,059,100)         $   3,139,446       Dividend income                              $     2,560
                                                                 Capital gains distributions                      179,434
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                  181,994
                                                                                                            --------------
Net assets                                   $   3,139,446     Expenses
                                             --------------
                                                                 Administrative expense                                 -
                                                                 Mortality and expense risk                        28,268
                                                                 Contract maintenance charge                          233
                                                                                                            --------------

                                                                                                                   28,501
                                                                                                            --------------

                                                             Net investment income                                153,493

                                                             Realized and change in unrealized gains
                                                             (losses) on investments
                                                             Net realized losses on investments                  (157,341)
                                                             Change in net unrealized appreciation on
                                                                  investments                                     487,701
                                                                                                            --------------

                                                             Net increase in net assets resulting from
                                                              operations                                     $    483,853
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                           $   2,009,520     $   1,868,987

Net increase (decrease) in net assets resulting from operations                                 483,853          (167,023)

Capital shares transactions
   Net premiums                                                                                 255,328           793,113
   Transfers of policy loans                                                                          -                 -
   Transfers of surrenders                                                                     (202,036)          (40,212)
   Transfers of death benefits                                                                  (40,510)          (66,004)
   Transfers of other terminations                                                              (56,221)         (106,607)
   Interfund and net transfers from (to) general account                                        689,512          (272,734)
                                                                                         ---------------    --------------

     Net increase in net assets from capital share transactions                                 646,073           307,556
                                                                                         ---------------    --------------

Total increase in net assets                                                                  1,129,926           140,533
                                                                                         ---------------    --------------

Net assets at end of year                                                                 $   3,139,446     $   2,009,520
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  87

Midland National Life Insurance Company
Separate Account C
Profunds VP - Access VP High Yield Fund
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     14,054 shares (cost $408,294)            $    409,262       Dividend income                              $    12,750
                                                                 Capital gains distributions                            -
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                   12,750
                                                                                                            --------------
Net assets                                    $    409,262   Expenses:
                                             --------------
                                                                 Administrative expense                               158
                                                                 Mortality and expense risk                         8,953
                                                                 Contract maintenance charge                            -
                                                                                                            --------------

                                                                                                                    9,111
                                                                                                            --------------

                                                             Net investment income                                  3,639

                                                             Realized and change in unrealized gains
                                                             on investments
                                                             Net realized gains on investments                        990
                                                             Change in net unrealized appreciation on
                                                                  investments                                      19,203
                                                                                                            --------------

                                                             Net increase in net assets resulting from
                                                              operations                                      $    23,832
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                            $    322,199      $    799,500

Net increase (decrease) in net assets resulting from operations                                  23,832            (8,427)

Capital shares transactions
   Net premiums                                                                                   4,483             1,345
   Transfers of policy loans                                                                          -                 -
   Transfers of surrenders                                                                      (61,041)          (89,210)
   Transfers of death benefits                                                                  (14,185)                -
   Transfers of other terminations                                                               (9,731)           (9,226)
   Interfund and net transfers from (to) general account                                        143,705          (371,783)
                                                                                         ---------------    --------------

     Net increase (decrease) in net assets from capital share transactions                       63,231          (468,874)
                                                                                         ---------------    --------------

Total increase (decrease) in net assets                                                          87,063          (477,301)
                                                                                         ---------------    --------------

Net assets at end of year                                                                  $    409,262      $    322,199
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  88

Midland National Life Insurance Company
Separate Account C
Profunds VP - Asia 30
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     1,655 shares (cost $85,980)               $    78,213       Dividend income                               $      942
                                                                 Capital gains distributions                            -
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                      942
                                                                                                            --------------
Net assets                                     $    78,213   Expenses:
                                             --------------
                                                                 Administrative expense                                33
                                                                 Mortality and expense risk                         2,055
                                                                 Contract maintenance charge                            -
                                                                                                            --------------

                                                                                                                    2,088
                                                                                                            --------------

                                                             Net investment loss                                   (1,146)

                                                             Realized and change in unrealized gains
                                                             (losses) on investments
                                                             Net realized losses on investments                   (22,614)
                                                             Change in net unrealized appreciation on
                                                                  investments                                      20,481
                                                                                                            --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                      $    (3,279)
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                            $    131,290      $    199,553

Net decrease in net assets resulting from operations                                             (3,279)          (42,506)

Capital shares transactions
   Net premiums                                                                                      35                30
   Transfers of policy loans                                                                          -                 -
   Transfers of surrenders                                                                      (46,390)          (39,346)
   Transfers of death benefits                                                                        -                99
   Transfers of other terminations                                                               (2,489)           (4,241)
   Interfund and net transfers (to) from general account                                           (954)           17,701
                                                                                         ---------------    --------------

     Net decrease in net assets from capital share transactions                                 (49,798)          (25,757)
                                                                                         ---------------    --------------

Total decrease in net assets                                                                    (53,077)          (68,263)
                                                                                         ---------------    --------------

Net assets at end of year                                                                  $     78,213      $    131,290
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  89

Midland National Life Insurance Company
Separate Account C
Profunds VP - Banks
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     5,648 shares (cost $112,405)             $    125,039       Dividend income                               $      138
                                                                 Capital gains distributions                            -
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                      138
                                                                                                            --------------
Net assets                                    $    125,039   Expenses:
                                             --------------
                                                                 Administrative expense                                22
                                                                 Mortality and expense risk                         1,703
                                                                 Contract maintenance charge                            -
                                                                                                            --------------

                                                                                                                    1,725
                                                                                                            --------------

                                                             Net investment loss                                   (1,587)

                                                             Realized and change in unrealized gains
                                                             (losses) on investments
                                                             Net realized losses on investments                   (23,264)
                                                             Change in net unrealized appreciation on
                                                                  investments                                      16,585
                                                                                                            --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                      $    (8,266)
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                            $    163,946      $    242,667

Net decrease in net assets resulting from operations                                             (8,266)          (20,030)

Capital shares transactions
   Net premiums                                                                                     185                 -
   Transfers of policy loans                                                                          -                 -
   Transfers of surrenders                                                                      (11,536)          (94,785)
   Transfers of death benefits                                                                   (4,865)             (433)
   Transfers of other terminations                                                               (3,238)          (13,304)
   Interfund and net transfers (to) from general account                                        (11,187)           49,831
                                                                                         ---------------    --------------

     Net decrease in net assets from capital share transactions                                 (30,641)          (58,691)
                                                                                         ---------------    --------------

Total decrease in net assets                                                                    (38,907)          (78,721)
                                                                                         ---------------    --------------

Net assets at end of year                                                                  $    125,039      $    163,946
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  90

Midland National Life Insurance Company
Separate Account C
Profunds VP - Basic Materials
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     1,176 shares (cost $64,613)               $    66,637       Dividend income                               $      384
                                                                 Capital gains distributions                            -
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                      384
                                                                                                            --------------
Net assets                                     $    66,637   Expenses:
                                             --------------
                                                                 Administrative expense                                43
                                                                 Mortality and expense risk                         3,232
                                                                 Contract maintenance charge                            -
                                                                                                            --------------

                                                                                                                    3,275
                                                                                                            --------------

                                                             Net investment loss                                   (2,891)

                                                             Realized and change in unrealized gains
                                                             on investments
                                                             Net realized gains on investments                      8,086
                                                             Change in net unrealized appreciation on
                                                                  investments                                      12,840
                                                                                                            --------------

                                                             Net increase in net assets resulting from
                                                              operations                                      $    18,035
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                            $     61,802       $    85,380

Net increase (decrease) in net assets resulting from operations                                  18,035          (117,232)

Capital shares transactions
   Net premiums                                                                                      14                29
   Transfers of policy loans                                                                          -                 -
   Transfers of surrenders                                                                       (4,911)                -
   Transfers of death benefits                                                                   (1,228)                -
   Transfers of other terminations                                                               (4,089)           (8,753)
   Interfund and net transfers (to) from general account                                         (2,986)          102,378
                                                                                         ---------------    --------------

     Net (decrease) increase in net assets from capital share transactions                      (13,200)           93,654
                                                                                         ---------------    --------------

Total increase (decrease) in net assets                                                           4,835           (23,578)
                                                                                         ---------------    --------------

Net assets at end of year                                                                  $     66,637       $    61,802
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  91

Midland National Life Insurance Company
Separate Account C
Profunds VP - Bear
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     3,152 shares (cost $130,949)             $    127,038       Dividend income                                $       -
                                                                 Capital gains distributions                            -
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                        -
                                                                                                            --------------
Net assets                                    $    127,038   Expenses:
                                             --------------
                                                                 Administrative expense                               110
                                                                 Mortality and expense risk                         5,447
                                                                 Contract maintenance charge                            -
                                                                                                            --------------

                                                                                                                    5,557
                                                                                                            --------------

                                                             Net investment loss                                   (5,557)

                                                             Realized and change in unrealized gains
                                                             (losses) on investments
                                                             Net realized losses on investments                   (38,234)
                                                             Change in net unrealized appreciation on
                                                                  investments                                       3,206
                                                                                                            --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                     $    (40,585)
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                            $    152,545      $    245,978

Net decrease in net assets resulting from operations                                            (40,585)          (68,380)

Capital shares transactions
   Net premiums                                                                                  29,661             2,331
   Transfers of policy loans                                                                          -                 -
   Transfers of surrenders                                                                       (1,568)          (30,190)
   Transfers of death benefits                                                                   (2,062)              (37)
   Transfers of other terminations                                                               (8,705)           (8,683)
   Interfund and net transfers (to) from general account                                         (2,248)           11,526
                                                                                         ---------------    --------------

     Net increase (decrease) in net assets from capital share transactions                       15,078           (25,053)
                                                                                         ---------------    --------------

Total decrease in net assets                                                                    (25,507)          (93,433)
                                                                                         ---------------    --------------

Net assets at end of year                                                                  $    127,038      $    152,545
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  92

Midland National Life Insurance Company
Separate Account C
Profunds VP - Biotechnology
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     8,557 shares (cost $569,753)             $    491,608       Dividend income                                $       -
                                                                 Capital gains distributions                        7,578
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                    7,578
                                                                                                            --------------
Net assets                                    $    491,608   Expenses:
                                             --------------
                                                                 Administrative expense                               162
                                                                 Mortality and expense risk                        13,986
                                                                 Contract maintenance charge                            -
                                                                                                            --------------

                                                                                                                   14,148
                                                                                                            --------------

                                                             Net investment loss                                   (6,570)

                                                             Realized and change in unrealized losses
                                                             on investments
                                                             Net realized losses on investments                  (102,767)
                                                             Change in net unrealized depreciation on
                                                                  investments                                     (70,262)
                                                                                                            --------------
                                                             Net decrease in net assets resulting from
                                                              operations                                     $   (179,599)
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                           $   1,256,764      $    857,982

Net decrease in net assets resulting from operations                                           (179,599)          (37,772)

Capital shares transactions
   Net premiums                                                                                   4,495               685
   Transfers of policy loans                                                                          -                 -
   Transfers of surrenders                                                                      (53,300)         (147,144)
   Transfers of death benefits                                                                   (2,664)          (23,861)
   Transfers of other terminations                                                              (28,086)          (33,325)
   Interfund and net transfers (to) from general account                                       (506,002)          640,199
                                                                                         ---------------    --------------

     Net (decrease) increase in net assets from capital share transactions                     (585,557)          436,554
                                                                                         ---------------    --------------

Total (decrease) increase in net assets                                                        (765,156)          398,782
                                                                                         ---------------    --------------

Net assets at end of year                                                                  $    491,608     $   1,256,764
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  93

Midland National Life Insurance Company
Separate Account C
Profunds VP - Bull
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     28,215 shares (cost $1,189,315)         $   1,228,781       Dividend income                                $       -
                                                                 Capital gains distributions                       20,162
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                   20,162
                                                                                                            --------------
Net assets                                   $   1,228,781   Expenses:
                                             --------------
                                                                 Administrative expense                               479
                                                                 Mortality and expense risk                        25,765
                                                                 Contract maintenance charge                            -
                                                                                                            --------------

                                                                                                                   26,244
                                                                                                            --------------

                                                             Net investment loss                                   (6,082)

                                                             Realized and change in unrealized gains
                                                             on investments
                                                             Net realized gains on investments                     28,908
                                                             Change in net unrealized appreciation on
                                                                  investments                                      42,396
                                                                                                            --------------

                                                             Net increase in net assets resulting from
                                                              operations                                      $    65,222
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                           $   1,499,602     $   2,939,445

Net increase (decrease) in net assets resulting from operations                                  65,222           (48,493)

Capital shares transactions
   Net premiums                                                                                   4,014             2,349
   Transfers of policy loans                                                                          -                 -
   Transfers of surrenders                                                                     (221,158)         (334,674)
   Transfers of death benefits                                                                        -                 -
   Transfers of other terminations                                                              (43,782)         (106,865)
   Interfund and net transfers to general account                                               (75,117)         (952,160)
                                                                                         ---------------    --------------

     Net decrease in net assets from capital share transactions                                (336,043)       (1,391,350)
                                                                                         ---------------    --------------

Total decrease in net assets                                                                   (270,821)       (1,439,843)
                                                                                         ---------------    --------------

Net assets at end of year                                                                 $   1,228,781     $   1,499,602
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  94

Midland National Life Insurance Company
Separate Account C
Profunds VP - Consumer Goods
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     3,623 shares (cost $212,889)             $    214,397       Dividend income                              $     3,031
                                                                 Capital gains distributions                            -
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                    3,031
                                                                                                            --------------
Net assets                                    $    214,397   Expenses:
                                             --------------
                                                                 Administrative expense                                81
                                                                 Mortality and expense risk                         6,836
                                                                 Contract maintenance charge                            -
                                                                                                            --------------

                                                                                                                    6,917
                                                                                                            --------------

                                                             Net investment loss                                   (3,886)

                                                             Realized and change in unrealized gains
                                                             (losses) on investments
                                                             Net realized gains on investments                     26,997
                                                             Change in net unrealized depreciation on
                                                                  investments                                      (2,904)
                                                                                                            --------------

                                                             Net increase in net assets resulting from
                                                              operations                                      $    20,207
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                            $    154,530      $    575,590

Net increase (decrease) in net assets resulting from operations                                  20,207           (43,734)

Capital shares transactions
   Net premiums                                                                                   2,306               482
   Transfers of policy loans                                                                          -                 -
   Transfers of surrenders                                                                      (11,318)          (55,289)
   Transfers of death benefits                                                                   (6,105)          (52,622)
   Transfers of other terminations                                                              (10,719)          (20,093)
   Interfund and net transfers from (to) general account                                         65,496          (249,804)
                                                                                         ---------------    --------------

     Net increase (decrease) in net assets from capital share transactions                       39,660          (377,326)
                                                                                         ---------------    --------------

Total increase (decrease) in net assets                                                          59,867          (421,060)
                                                                                         ---------------    --------------

Net assets at end of year                                                                  $    214,397      $    154,530
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  95

Midland National Life Insurance Company
Separate Account C
Profunds VP - Consumer Services
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     3,157 shares (cost $180,098)             $    194,430       Dividend income                                $       -
                                                                 Capital gains distributions                        5,249
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                    5,249
                                                                                                            --------------
Net assets                                    $    194,430   Expenses:
                                             --------------
                                                                 Administrative expense                                34
                                                                 Mortality and expense risk                         5,707
                                                                 Contract maintenance charge                            -
                                                                                                            --------------

                                                                                                                    5,741
                                                                                                            --------------

                                                             Net investment loss                                     (492)

                                                             Realized and change in unrealized gains
                                                             (losses) on investments
                                                             Net realized losses on investments                   (24,336)
                                                             Change in net unrealized appreciation on
                                                                  investments                                       4,505
                                                                                                            --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                     $    (20,323)
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                            $    269,712      $    168,724

Net decrease in net assets resulting from operations                                            (20,323)          (41,961)

Capital shares transactions
   Net premiums                                                                                   1,974               121
   Transfers of policy loans                                                                          -                 -
   Transfers of surrenders                                                                            -           (26,677)
   Transfers of death benefits                                                                        -                 -
   Transfers of other terminations                                                               (5,094)          (20,026)
   Interfund and net transfers (to) from general account                                        (51,839)          189,531
                                                                                         ---------------    --------------

     Net (decrease) increase in net assets from capital share transactions                      (54,959)          142,949
                                                                                         ---------------    --------------

Total (decrease) increase in net assets                                                         (75,282)          100,988
                                                                                         ---------------    --------------

Net assets at end of year                                                                  $    194,430      $    269,712
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  96

Midland National Life Insurance Company
Separate Account C
Profunds VP - Dow 30
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     3,611 shares (cost $120,162)             $    131,454       Dividend income                                $       -
                                                                 Capital gains distributions                            -
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                        -
                                                                                                            --------------
Net assets                                    $    131,454   Expenses:
                                             --------------
                                                                 Administrative expense                                70
                                                                 Mortality and expense risk                         4,221
                                                                 Contract maintenance charge                            -
                                                                                                            --------------

                                                                                                                    4,291
                                                                                                            --------------

                                                             Net investment loss                                   (4,291)

                                                             Realized and change in unrealized gains
                                                             (losses) on investments
                                                             Net realized losses on investments                   (55,167)
                                                             Change in net unrealized appreciation on
                                                                  investments                                      21,745
                                                                                                            --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                     $    (37,713)
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                            $    887,095     $   1,800,880

Net decrease in net assets resulting from operations                                            (37,713)          (47,194)

Capital shares transactions
   Net premiums                                                                                     134                49
   Transfers of policy loans                                                                          -                 -
   Transfers of surrenders                                                                      (26,774)         (495,673)
   Transfers of death benefits                                                                        -                 -
   Transfers of other terminations                                                              (17,171)          (68,787)
   Interfund and net transfers to general account                                              (674,117)         (302,180)
                                                                                         ---------------    --------------

     Net decrease in net assets from capital share transactions                                (717,928)         (866,591)
                                                                                         ---------------    --------------

Total decrease in net assets                                                                   (755,641)         (913,785)
                                                                                         ---------------    --------------

Net assets at end of year                                                                  $    131,454      $    887,095
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  97

Midland National Life Insurance Company
Separate Account C
Profunds VP - Emerging Markets
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     5,553 shares (cost $121,307)             $    116,103       Dividend income                               $      382
                                                                 Capital gains distributions                            -
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                      382
                                                                                                            --------------
Net assets                                    $    116,103   Expenses:
                                             --------------
                                                                 Administrative expense                                41
                                                                 Mortality and expense risk                         5,423
                                                                 Contract maintenance charge                            -
                                                                                                            --------------

                                                                                                                    5,464
                                                                                                            --------------

                                                             Net investment loss                                   (5,082)

                                                             Realized and change in unrealized gains
                                                             (losses) on investments
                                                             Net realized losses on investments                   (29,919)
                                                             Change in net unrealized appreciation on
                                                                  investments                                      24,093
                                                                                                            --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                     $    (10,908)
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                            $    125,975      $    230,410

Net decrease in net assets resulting from operations                                            (10,908)          (73,103)

Capital shares transactions
   Net premiums                                                                                      41                 8
   Transfers of policy loans                                                                          -                 -
   Transfers of surrenders                                                                      (25,299)          (25,817)
   Transfers of death benefits                                                                  (21,307)                -
   Transfers of other terminations                                                               (7,360)           (2,952)
   Interfund and net transfers from (to) general account                                         54,961            (2,571)
                                                                                         ---------------    --------------

     Net increase (decrease) in net assets from capital share transactions                        1,036           (31,332)
                                                                                         ---------------    --------------

Total decrease in net assets                                                                     (9,872)         (104,435)
                                                                                         ---------------    --------------

Net assets at end of year                                                                  $    116,103      $    125,975
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  98

Midland National Life Insurance Company
Separate Account C
Profunds VP - Europe 30
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     3,742 shares (cost $83,181)               $    77,994       Dividend income                              $     2,175
                                                                 Capital gains distributions                            -
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                    2,175
                                                                                                            --------------
Net assets                                     $    77,994   Expenses:
                                             --------------
                                                                 Administrative expense                                41
                                                                 Mortality and expense risk                         1,618
                                                                 Contract maintenance charge                            -
                                                                                                            --------------

                                                                                                                    1,659
                                                                                                            --------------

                                                             Net investment income                                    516

                                                             Realized and change in unrealized gains
                                                             (losses) on investments
                                                             Net realized losses on investments                    (2,970)
                                                             Change in net unrealized appreciation on
                                                                  investments                                       6,228
                                                                                                            --------------

                                                             Net increase in net assets resulting from
                                                              operations                                      $     3,774
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                            $     81,943       $    98,741

Net increase (decrease) in net assets resulting from operations                                   3,774           (31,574)

Capital shares transactions
   Net premiums                                                                                       2                19
   Transfers of policy loans                                                                          -                 -
   Transfers of surrenders                                                                       (5,891)           (3,773)
   Transfers of death benefits                                                                        -                 -
   Transfers of other terminations                                                               (2,145)          (10,209)
   Interfund and net transfers from general account                                                 311            28,739
                                                                                         ---------------    --------------

     Net (decrease) increase in net assets from capital share transactions                       (7,723)           14,776
                                                                                         ---------------    --------------

Total decrease in net assets                                                                     (3,949)          (16,798)
                                                                                         ---------------    --------------

Net assets at end of year                                                                  $     77,994       $    81,943
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  99

Midland National Life Insurance Company
Separate Account C
Profunds VP - Falling US Dollar
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     1,963 shares (cost $45,697)               $    40,388       Dividend income                                $       -
                                                                 Capital gains distributions                            -
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                        -
                                                                                                            --------------
Net assets                                     $    40,388   Expenses:
                                             --------------
                                                                 Administrative expense                                35
                                                                 Mortality and expense risk                         1,296
                                                                 Contract maintenance charge                            -
                                                                                                            --------------

                                                                                                                    1,331
                                                                                                            --------------

                                                             Net investment loss                                   (1,331)

                                                             Realized and change in unrealized gains
                                                             (losses) on investments
                                                             Net realized losses on investments                    (2,928)
                                                             Change in net unrealized appreciation on
                                                                  investments                                       1,083
                                                                                                            --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                      $    (3,176)
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                            $     83,783      $    112,390

Net decrease in net assets resulting from operations                                             (3,176)          (11,032)

Capital shares transactions
   Net premiums                                                                                      18                 2
   Transfers of policy loans                                                                          -                 -
   Transfers of surrenders                                                                      (18,966)           (1,141)
   Transfers of death benefits                                                                        -                 -
   Transfers of other terminations                                                               (3,531)           (3,739)
   Interfund and net transfers to general account                                               (17,740)          (12,697)
                                                                                         ---------------    --------------

     Net decrease in net assets from capital share transactions                                 (40,219)          (17,575)
                                                                                         ---------------    --------------

Total decrease in net assets                                                                    (43,395)          (28,607)
                                                                                         ---------------    --------------

Net assets at end of year                                                                  $     40,388       $    83,783
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  100

Midland National Life Insurance Company
Separate Account C
Profunds VP - Financials
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     27,159 shares (cost $962,382)            $    966,039       Dividend income                               $      270
                                                                 Capital gains distributions                            -
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                      270
                                                                                                            --------------
Net assets                                    $    966,039   Expenses:
                                             --------------
                                                                 Administrative expense                                27
                                                                 Mortality and expense risk                         3,240
                                                                 Contract maintenance charge                            -
                                                                                                            --------------

                                                                                                                    3,267
                                                                                                            --------------

                                                             Net investment loss                                   (2,997)

                                                             Realized and change in unrealized gains
                                                             (losses) on investments
                                                             Net realized losses on investments                    (2,660)
                                                             Change in net unrealized appreciation on
                                                                  investments                                       2,645
                                                                                                            --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                      $    (3,012)
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                            $    450,279      $    971,880

Net decrease in net assets resulting from operations                                             (3,012)          (86,581)

Capital shares transactions
   Net premiums                                                                                     189                 -
   Transfers of policy loans                                                                          -                 -
   Transfers of surrenders                                                                       (6,592)         (234,169)
   Transfers of death benefits                                                                        -                 -
   Transfers of other terminations                                                               (3,270)          (21,453)
   Interfund and net transfers from (to) general account                                        528,445          (179,398)
                                                                                         ---------------    --------------

     Net increase (decrease) in net assets from capital share transactions                      518,772          (435,020)
                                                                                         ---------------    --------------

Total increase (decrease) in net assets                                                         515,760          (521,601)
                                                                                         ---------------    --------------

Net assets at end of year                                                                  $    966,039      $    450,279
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  101

Midland National Life Insurance Company
Separate Account C
Profunds VP - Health Care
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     20,438 shares (cost $1,328,461)         $   1,315,986       Dividend income                                $       -
                                                                 Capital gains distributions                            -
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                        -
                                                                                                            --------------
Net assets                                   $   1,315,986   Expenses:
                                             --------------
                                                                 Administrative expense                               108
                                                                 Mortality and expense risk                        16,967
                                                                 Contract maintenance charge                            -
                                                                                                            --------------

                                                                                                                   17,075
                                                                                                            --------------

                                                             Net investment loss                                  (17,075)

                                                             Realized and change in unrealized gains
                                                             (losses) on investments
                                                             Net realized losses on investments                   (69,466)
                                                             Change in net unrealized appreciation on
                                                                  investments                                      30,567
                                                                                                            --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                     $    (55,974)
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                            $    978,607     $   1,877,448

Net decrease in net assets resulting from operations                                            (55,974)          (77,561)

Capital shares transactions
   Net premiums                                                                                   3,915               119
   Transfers of policy loans                                                                          -                 -
   Transfers of surrenders                                                                      (46,670)         (143,752)
   Transfers of death benefits                                                                        -           (91,444)
   Transfers of other terminations                                                              (28,620)          (51,315)
   Interfund and net transfers from (to) general account                                        464,728          (534,888)
                                                                                         ---------------    --------------

     Net increase (decrease) in net assets from capital share transactions                      393,353          (821,280)
                                                                                         ---------------    --------------

Total increase (decrease) in net assets                                                         337,379          (898,841)
                                                                                         ---------------    --------------

Net assets at end of year                                                                 $   1,315,986      $    978,607
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  102

Midland National Life Insurance Company
Separate Account C
Profunds VP - Industrials
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     1,840 shares (cost $109,456)             $    125,630       Dividend income                               $      263
                                                                 Capital gains distributions                            -
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                      263
                                                                                                            --------------
Net assets                                    $    125,630   Expenses:
                                             --------------
                                                                 Administrative expense                                18
                                                                 Mortality and expense risk                         3,145
                                                                 Contract maintenance charge                            -
                                                                                                            --------------

                                                                                                                    3,163
                                                                                                            --------------

                                                             Net investment loss                                   (2,900)

                                                             Realized and change in unrealized gains
                                                             on investments
                                                             Net realized gains on investments                     12,004
                                                             Change in net unrealized appreciation on
                                                                  investments                                      13,812
                                                                                                            --------------

                                                             Net increase in net assets resulting from
                                                              operations                                      $    22,916
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                            $    190,231      $    236,311

Net increase (decrease) in net assets resulting from operations                                  22,916           (11,860)

Capital shares transactions
   Net premiums                                                                                   2,498                 -
   Transfers of policy loans                                                                          -                 -
   Transfers of surrenders                                                                            -              (278)
   Transfers of death benefits                                                                        -                 -
   Transfers of other terminations                                                               (6,891)           (2,404)
   Interfund and net transfers to general account                                               (83,124)          (31,538)
                                                                                         ---------------    --------------

     Net decrease in net assets from capital share transactions                                 (87,517)          (34,220)
                                                                                         ---------------    --------------

Total decrease in net assets                                                                    (64,601)          (46,080)
                                                                                         ---------------    --------------

Net assets at end of year                                                                  $    125,630      $    190,231
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  103

Midland National Life Insurance Company
Separate Account C
Profunds VP - International
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     4,182 shares (cost $83,236)               $    80,595       Dividend income                                $       -
                                                                 Capital gains distributions                            -
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                        -
                                                                                                            --------------
Net assets                                     $    80,595   Expenses:
                                             --------------
                                                                 Administrative expense                                50
                                                                 Mortality and expense risk                         4,269
                                                                 Contract maintenance charge                            -
                                                                                                            --------------

                                                                                                                    4,319
                                                                                                            --------------

                                                             Net investment loss                                   (4,319)

                                                             Realized and change in unrealized gains
                                                             (losses) on investments
                                                             Net realized losses on investments                   (40,530)
                                                             Change in net unrealized appreciation on
                                                                  investments                                      15,875
                                                                                                            --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                     $    (28,974)
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                            $    155,572      $    153,060

Net decrease in net assets resulting from operations                                            (28,974)          (21,726)

Capital shares transactions
   Net premiums                                                                                  10,001             2,079
   Transfers of policy loans                                                                          -                 -
   Transfers of surrenders                                                                      (16,017)          (37,259)
   Transfers of death benefits                                                                  (36,665)                -
   Transfers of other terminations                                                               (9,892)           (7,582)
   Interfund and net transfers from general account                                               6,570            67,000
                                                                                         ---------------    --------------

     Net (decrease) increase in net assets from capital share transactions                      (46,003)           24,238
                                                                                         ---------------    --------------

Total (decrease) increase in net assets                                                         (74,977)            2,512
                                                                                         ---------------    --------------

Net assets at end of year                                                                  $     80,595      $    155,572
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  104

Midland National Life Insurance Company
Separate Account C
Profunds VP - Internet
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     3,761 shares (cost $289,322)             $    307,871       Dividend income                                $       -
                                                                 Capital gains distributions                       66,766
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                   66,766
                                                                                                            --------------
Net assets                                    $    307,871   Expenses:
                                             --------------
                                                                 Administrative expense                                97
                                                                 Mortality and expense risk                        10,406
                                                                 Contract maintenance charge                            -
                                                                                                            --------------

                                                                                                                   10,503
                                                                                                            --------------

                                                             Net investment income                                 56,263

                                                             Realized and change in unrealized losses
                                                             on investments
                                                             Net realized losses on investments                   (48,137)
                                                             Change in net unrealized depreciation on
                                                                  investments                                     (12,930)
                                                                                                            --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                      $    (4,804)
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                            $    471,647      $    289,013

Net (decrease) increase in net assets resulting from operations                                  (4,804)           50,317

Capital shares transactions
   Net premiums                                                                                     675             1,374
   Transfers of policy loans                                                                          -                 -
   Transfers of surrenders                                                                      (21,968)          (62,248)
   Transfers of death benefits                                                                   (6,159)                -
   Transfers of other terminations                                                              (16,011)          (11,850)
   Interfund and net transfers (to) from general account                                       (115,509)          205,041
                                                                                         ---------------    --------------

     Net (decrease) increase in net assets from capital share transactions                     (158,972)          132,317
                                                                                         ---------------    --------------

Total (decrease) increase in net assets                                                        (163,776)          182,634
                                                                                         ---------------    --------------

Net assets at end of year                                                                  $    307,871      $    471,647
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  105

Midland National Life Insurance Company
Separate Account C
Profunds VP - Japan
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     2,522 shares (cost $114,833)             $    110,735       Dividend income                                $       -
                                                                 Capital gains distributions                            -
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                        -
                                                                                                            --------------
Net assets                                    $    110,735   Expenses:
                                             --------------
                                                                 Administrative expense                                26
                                                                 Mortality and expense risk                         2,507
                                                                 Contract maintenance charge                            -
                                                                                                            --------------

                                                                                                                    2,533
                                                                                                            --------------

                                                             Net investment loss                                   (2,533)

                                                             Realized and change in unrealized gains
                                                             (losses) on investments
                                                             Net realized losses on investments                   (38,483)
                                                             Change in net unrealized appreciation on
                                                                  investments                                      15,620
                                                                                                            --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                     $    (25,396)
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                            $    273,731      $    337,069

Net decrease in net assets resulting from operations                                            (25,396)          (41,528)

Capital shares transactions
   Net premiums                                                                                      89               113
   Transfers of policy loans                                                                          -                 -
   Transfers of surrenders                                                                      (44,966)         (265,068)
   Transfers of death benefits                                                                        -                 -
   Transfers of other terminations                                                               (6,117)           (8,262)
   Interfund and net transfers (to) from general account                                        (86,606)          251,407
                                                                                         ---------------    --------------

     Net decrease in net assets from capital share transactions                                (137,600)          (21,810)
                                                                                         ---------------    --------------

Total decrease in net assets                                                                   (162,996)          (63,338)
                                                                                         ---------------    --------------

Net assets at end of year                                                                  $    110,735      $    273,731
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  106

Midland National Life Insurance Company
Separate Account C
Profunds VP - Large-Cap Growth
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     11,580 shares (cost $673,739)            $    665,632       Dividend income                               $      373
                                                                 Capital gains distributions                       70,368
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                   70,741
                                                                                                            --------------
Net assets                                    $    665,632   Expenses:
                                             --------------
                                                                 Administrative expense                               135
                                                                 Mortality and expense risk                        20,266
                                                                 Contract maintenance charge                            -
                                                                                                            --------------

                                                                                                                   20,401
                                                                                                            --------------

                                                             Net investment income                                 50,340

                                                             Realized and change in unrealized gains
                                                             (losses) on investments
                                                             Net realized gains on investments                     60,708
                                                             Change in net unrealized depreciation on
                                                                  investments                                     (81,436)
                                                                                                            --------------

                                                             Net increase in net assets resulting from
                                                              operations                                      $    29,612
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                           $   1,111,368     $   1,736,803

Net increase in net assets resulting from operations                                             29,612            11,507

Capital shares transactions
   Net premiums                                                                                  16,001             3,608
   Transfers of policy loans                                                                          -                 -
   Transfers of surrenders                                                                      (89,719)          (52,049)
   Transfers of death benefits                                                                  (41,974)                -
   Transfers of other terminations                                                              (47,241)          (44,953)
   Interfund and net transfers to general account                                              (312,415)         (543,548)
                                                                                         ---------------    --------------

     Net decrease in net assets from capital share transactions                                (475,348)         (636,942)
                                                                                         ---------------    --------------

Total decrease in net assets                                                                   (445,736)         (625,435)
                                                                                         ---------------    --------------

Net assets at end of year                                                                  $    665,632     $   1,111,368
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  107

Midland National Life Insurance Company
Separate Account C
Profunds VP - Large-Cap Value
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     20,614 shares (cost $789,691)            $    856,099       Dividend income                              $     5,429
                                                                 Capital gains distributions                            -
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                    5,429
                                                                                                            --------------
Net assets                                    $    856,099   Expenses:
                                             --------------
                                                                 Administrative expense                               124
                                                                 Mortality and expense risk                        13,146
                                                                 Contract maintenance charge                            -
                                                                                                            --------------

                                                                                                                   13,270
                                                                                                            --------------

                                                             Net investment loss                                   (7,841)

                                                             Realized and change in unrealized gains
                                                             on investments
                                                             Net realized gains on investments                     44,934
                                                             Change in net unrealized appreciation on
                                                                  investments                                      47,226
                                                                                                            --------------

                                                             Net increase in net assets resulting from
                                                              operations                                      $    84,319
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                            $    499,313     $   1,235,661

Net increase (decrease) in net assets resulting from operations                                  84,319           (53,695)

Capital shares transactions
   Net premiums                                                                                  22,465             4,475
   Transfers of policy loans                                                                          -                 -
   Transfers of surrenders                                                                      (57,756)          (44,604)
   Transfers of death benefits                                                                  (33,871)                -
   Transfers of other terminations                                                              (25,085)          (28,732)
   Interfund and net transfers from (to) general account                                        366,714          (613,792)
                                                                                         ---------------    --------------

     Net increase (decrease) in net assets from capital share transactions                      272,467          (682,653)
                                                                                         ---------------    --------------

Total increase (decrease) in net assets                                                         356,786          (736,348)
                                                                                         ---------------    --------------

Net assets at end of year                                                                  $    856,099      $    499,313
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  108

Midland National Life Insurance Company
Separate Account C
Profunds VP - Mid-Cap
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     104,478 shares (cost $3,551,305)        $   3,577,317       Dividend income                                $       -
                                                                 Capital gains distributions                        6,680
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                    6,680
                                                                                                            --------------
Net assets                                   $   3,577,317   Expenses:
                                             --------------
                                                                 Administrative expense                               613
                                                                 Mortality and expense risk                        44,046
                                                                 Contract maintenance charge                            -
                                                                                                            --------------

                                                                                                                   44,659
                                                                                                            --------------

                                                             Net investment loss                                  (37,979)

                                                             Realized and change in unrealized gains
                                                             on investments
                                                             Net realized gains on investments                    449,509
                                                             Change in net unrealized appreciation on
                                                                  investments                                      48,609
                                                                                                            --------------

                                                             Net increase in net assets resulting from
                                                              operations                                     $    460,139
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                           $   3,215,020     $   1,774,581

Net increase (decrease) in net assets resulting from operations                                 460,139          (175,827)

Capital shares transactions
   Net premiums                                                                                   8,432            52,500
   Transfers of policy loans                                                                          -                 -
   Transfers of surrenders                                                                      (49,957)         (340,818)
   Transfers of death benefits                                                                  (47,856)         (154,708)
   Transfers of other terminations                                                              (55,192)          (47,362)
   Interfund and net transfers from general account                                              46,731         2,106,654
                                                                                         ---------------    --------------

     Net (decrease) increase in net assets from capital share transactions                      (97,842)        1,616,266
                                                                                         ---------------    --------------

Total increase in net assets                                                                    362,297         1,440,439
                                                                                         ---------------    --------------

Net assets at end of year                                                                 $   3,577,317     $   3,215,020
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  109

Midland National Life Insurance Company
Separate Account C
Profunds VP - Mid-Cap Growth
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     10,595 shares (cost $458,496)            $    468,951       Dividend income                                $       -
                                                                 Capital gains distributions                       21,420
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                   21,420
                                                                                                            --------------
Net assets                                    $    468,951   Expenses:
                                             --------------
                                                                 Administrative expense                                78
                                                                 Mortality and expense risk                        10,877
                                                                 Contract maintenance charge                            -
                                                                                                            --------------

                                                                                                                   10,955
                                                                                                            --------------

                                                             Net investment income                                 10,465

                                                             Realized and change in unrealized gains
                                                             (losses) on investments
                                                             Net realized losses on investments                  (101,430)
                                                             Change in net unrealized appreciation on
                                                                  investments                                      51,265
                                                                                                            --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                     $    (39,700)
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                           $   1,213,312      $    843,479

Net decrease in net assets resulting from operations                                            (39,700)          (75,522)

Capital shares transactions
   Net premiums                                                                                   1,993               185
   Transfers of policy loans                                                                          -                 -
   Transfers of surrenders                                                                     (101,763)          (51,733)
   Transfers of death benefits                                                                   (7,251)                -
   Transfers of other terminations                                                              (31,168)          (43,737)
   Interfund and net transfers (to) from general account                                       (566,472)          540,640
                                                                                         ---------------    --------------

     Net (decrease) increase in net assets from capital share transactions                     (704,661)          445,355
                                                                                         ---------------    --------------

Total (decrease) increase in net assets                                                        (744,361)          369,833
                                                                                         ---------------    --------------

Net assets at end of year                                                                  $    468,951     $   1,213,312
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  110

Midland National Life Insurance Company
Separate Account C
Profunds VP - Mid-Cap Value
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     10,399 shares (cost $452,908)            $    468,145       Dividend income                               $      359
                                                                 Capital gains distributions                        3,148
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                    3,507
                                                                                                            --------------
Net assets                                    $    468,145   Expenses:
                                             --------------
                                                                 Administrative expense                               123
                                                                 Mortality and expense risk                         9,167
                                                                 Contract maintenance charge                            -
                                                                                                            --------------

                                                                                                                    9,290
                                                                                                            --------------

                                                             Net investment loss                                   (5,783)

                                                             Realized and change in unrealized gains
                                                             on investments
                                                             Net realized gains on investments                     53,331
                                                             Change in net unrealized appreciation on
                                                                  investments                                      29,705
                                                                                                            --------------

                                                             Net increase in net assets resulting from
                                                              operations                                      $    77,253
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                            $    180,400      $    233,200

Net increase (decrease) in net assets resulting from operations                                  77,253           (24,799)

Capital shares transactions
   Net premiums                                                                                   2,244                37
   Transfers of policy loans                                                                          -                 -
   Transfers of surrenders                                                                      (32,963)           (6,102)
   Transfers of death benefits                                                                  (10,148)                -
   Transfers of other terminations                                                              (13,257)           (6,821)
   Interfund and net transfers from (to) general account                                        264,616           (15,115)
                                                                                         ---------------    --------------

     Net increase (decrease) in net assets from capital share transactions                      210,492           (28,001)
                                                                                         ---------------    --------------

Total increase (decrease) in net assets                                                         287,745           (52,800)
                                                                                         ---------------    --------------

Net assets at end of year                                                                  $    468,145      $    180,400
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  111

Midland National Life Insurance Company
Separate Account C
Profunds VP - Government Money Market
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     3,536,380 shares (cost $3,536,380)      $   3,536,380       Dividend income                              $     1,536
                                                                 Capital gains distributions                            -
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                    1,536
                                                                                                            --------------
Net assets                                   $   3,536,380   Expenses:
                                             --------------
                                                                 Administrative expense                             2,720
                                                                 Mortality and expense risk                       173,208
                                                                 Contract maintenance charge                            -
                                                                                                            --------------

                                                                                                                  175,928
                                                                                                            --------------

                                                             Net investment loss                                 (174,392)

                                                             Realized and change in unrealized gains
                                                             on investments
                                                             Net realized gains on investments                          -
                                                             Change in net unrealized appreciation on
                                                                  investments                                           -
                                                                                                            --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                     $   (174,392)
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                           $  10,377,559     $   9,948,249

Net decrease in net assets resulting from operations                                           (174,392)         (224,977)

Capital shares transactions
   Net premiums                                                                                   4,249            74,544
   Transfers of policy loans                                                                          -                 -
   Transfers of surrenders                                                                   (3,237,276)       (2,986,001)
   Transfers of death benefits                                                                  (23,120)         (170,556)
   Transfers of other terminations                                                             (919,532)       (1,322,230)
   Interfund and net transfers (to) from general account                                     (2,491,108)        5,058,530
                                                                                         ---------------    --------------

     Net (decrease) increase in net assets from capital share transactions                   (6,666,787)          654,287
                                                                                         ---------------    --------------

Total (decrease) increase in net assets                                                      (6,841,179)          429,310
                                                                                         ---------------    --------------

Net assets at end of year                                                                 $   3,536,380     $  10,377,559
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  112

Midland National Life Insurance Company
Separate Account C
Profunds VP - Oil & Gas
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     34,875 shares (cost $1,257,049)         $   1,347,231       Dividend income                              $    16,780
                                                                 Capital gains distributions                            -
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                   16,780
                                                                                                            --------------
Net assets                                   $   1,347,231   Expenses:
                                             --------------
                                                                 Administrative expense                               557
                                                                 Mortality and expense risk                        42,123
                                                                 Contract maintenance charge                            -
                                                                                                            --------------

                                                                                                                   42,680
                                                                                                            --------------

                                                             Net investment loss                                  (25,900)

                                                             Realized and change in unrealized gains
                                                             (losses) on investments
                                                             Net realized losses on investments                  (223,555)
                                                             Change in net unrealized appreciation on
                                                                  investments                                     522,495
                                                                                                            --------------

                                                             Net increase in net assets resulting from
                                                              operations                                     $    273,040
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                           $   1,130,718     $   1,600,863

Net increase (decrease) in net assets resulting from operations                                 273,040          (425,131)

Capital shares transactions
   Net premiums                                                                                 108,237                 -
   Transfers of policy loans                                                                          -                 -
   Transfers of surrenders                                                                      (23,290)           (7,109)
   Transfers of death benefits                                                                     (370)             (190)
   Transfers of other terminations                                                              (62,566)          (73,097)
   Interfund and net transfers (to) from general account                                        (78,538)           35,382
                                                                                         ---------------    --------------

     Net decrease in net assets from capital share transactions                                 (56,527)          (45,014)
                                                                                         ---------------    --------------

Total increase (decrease) in net assets                                                         216,513          (470,145)
                                                                                         ---------------    --------------

Net assets at end of year                                                                 $   1,347,231     $   1,130,718
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  113

Midland National Life Insurance Company
Separate Account C
Profunds VP - NASDAQ-100
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     38,007 shares (cost $1,255,856)         $   1,250,808       Dividend income                                $       -
                                                                 Capital gains distributions                       44,412
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                   44,412
                                                                                                            --------------
Net assets                                   $   1,250,808   Expenses:
                                             --------------
                                                                 Administrative expense                               361
                                                                 Mortality and expense risk                        20,425
                                                                 Contract maintenance charge                            -
                                                                                                            --------------

                                                                                                                   20,786
                                                                                                            --------------

                                                             Net investment income                                 23,626

                                                             Realized and change in unrealized gains
                                                             (losses) on investments
                                                             Net realized gains on investments                     55,564
                                                             Change in net unrealized depreciation on
                                                                  investments                                      (9,206)
                                                                                                            --------------

                                                             Net increase in net assets resulting from
                                                              operations                                      $    69,984
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                            $    977,928     $   2,279,719

Net increase in net assets resulting from operations                                             69,984           116,687

Capital shares transactions
   Net premiums                                                                                  38,573             2,386
   Transfers of policy loans                                                                          -                 -
   Transfers of surrenders                                                                     (265,316)         (418,135)
   Transfers of death benefits                                                                  (32,616)                -
   Transfers of other terminations                                                              (47,307)          (50,511)
   Interfund and net transfers from (to) general account                                        509,562          (952,218)
                                                                                         ---------------    --------------

     Net increase (decrease) in net assets from capital share transactions                      202,896        (1,418,478)
                                                                                         ---------------    --------------

Total increase (decrease) in net assets                                                         272,880        (1,301,791)
                                                                                         ---------------    --------------

Net assets at end of year                                                                 $   1,250,808      $    977,928
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  114

Midland National Life Insurance Company
Separate Account C
Profunds VP - Pharmaceuticals
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     5,978 shares (cost $221,378)             $    211,731       Dividend income                              $     2,194
                                                                 Capital gains distributions                       13,350
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                   15,544
                                                                                                            --------------
Net assets                                    $    211,731   Expenses:
                                             --------------
                                                                 Administrative expense                                33
                                                                 Mortality and expense risk                         5,939
                                                                 Contract maintenance charge                            -
                                                                                                            --------------

                                                                                                                    5,972
                                                                                                            --------------

                                                             Net investment income                                  9,572

                                                             Realized and change in unrealized losses
                                                             on investments
                                                             Net realized losses on investments                   (37,629)
                                                             Change in net unrealized depreciation on
                                                                  investments                                     (18,552)
                                                                                                            --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                     $    (46,609)
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                            $    838,578      $    762,099

Net (decrease) increase in net assets resulting from operations                                 (46,609)            4,048

Capital shares transactions
   Net premiums                                                                                   4,469             1,320
   Transfers of policy loans                                                                          -                 -
   Transfers of surrenders                                                                       (5,692)          (57,235)
   Transfers of death benefits                                                                   (3,975)          (15,512)
   Transfers of other terminations                                                              (16,206)          (18,197)
   Interfund and net transfers (to) from general account                                       (558,834)          162,055
                                                                                         ---------------    --------------

     Net (decrease) increase in net assets from capital share transactions                     (580,238)           72,431
                                                                                         ---------------    --------------

Total (decrease) increase in net assets                                                        (626,847)           76,479
                                                                                         ---------------    --------------

Net assets at end of year                                                                  $    211,731      $    838,578
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  115

Midland National Life Insurance Company
Separate Account C
Profunds VP - Precious Metals
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     38,507 shares (cost $842,390)            $    722,397       Dividend income                                $       -
                                                                 Capital gains distributions                            -
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                        -
                                                                                                            --------------
Net assets                                    $    722,397   Expenses:
                                             --------------
                                                                 Administrative expense                               672
                                                                 Mortality and expense risk                        26,801
                                                                 Contract maintenance charge                            -
                                                                                                            --------------

                                                                                                                   27,473
                                                                                                            --------------

                                                             Net investment loss                                  (27,473)

                                                             Realized and change in unrealized gains
                                                             on investments
                                                             Net realized gains on investments                    140,324
                                                             Change in net unrealized appreciation on
                                                                  investments                                     117,006
                                                                                                            --------------

                                                             Net increase in net assets resulting from
                                                              operations                                     $    229,857
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                            $    416,837      $    741,708

Net increase (decrease) in net assets resulting from operations                                 229,857          (288,697)

Capital shares transactions
   Net premiums                                                                                 150,809             4,489
   Transfers of policy loans                                                                          -                 -
   Transfers of surrenders                                                                      (96,529)          (17,620)
   Transfers of death benefits                                                                     (409)             (444)
   Transfers of other terminations                                                              (35,863)          (33,799)
   Interfund and net transfers from general account                                              57,695            11,200
                                                                                         ---------------    --------------

     Net increase (decrease) in net assets from capital share transactions                       75,703           (36,174)
                                                                                         ---------------    --------------

Total increase (decrease) in net assets                                                         305,560          (324,871)
                                                                                         ---------------    --------------

Net assets at end of year                                                                  $    722,397      $    416,837
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  116

Midland National Life Insurance Company
Separate Account C
Profunds VP - Real Estate
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     2,113 shares (cost $137,421)             $    137,417       Dividend income                              $     4,818
                                                                 Capital gains distributions                            -
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                    4,818
                                                                                                            --------------
Net assets                                    $    137,417   Expenses:
                                             --------------
                                                                 Administrative expense                               148
                                                                 Mortality and expense risk                         8,999
                                                                 Contract maintenance charge                            -
                                                                                                            --------------

                                                                                                                    9,147
                                                                                                            --------------

                                                             Net investment loss                                   (4,329)

                                                             Realized and change in unrealized gains
                                                             (losses) on investments
                                                             Net realized losses on investments                    (7,056)
                                                             Change in net unrealized appreciation on
                                                                  investments                                         219
                                                                                                            --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                     $    (11,166)
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                            $    181,980      $    977,108

Net decrease in net assets resulting from operations                                            (11,166)          (12,214)

Capital shares transactions
   Net premiums                                                                                   4,038               910
   Transfers of policy loans                                                                          -                 -
   Transfers of surrenders                                                                      (17,697)          (38,095)
   Transfers of death benefits                                                                     (546)                -
   Transfers of other terminations                                                              (20,252)          (29,592)
   Interfund and net transfers from (to) general account                                          1,060          (716,137)
                                                                                         ---------------    --------------

     Net decrease in net assets from capital share transactions                                 (33,397)         (782,914)
                                                                                         ---------------    --------------

Total decrease in net assets                                                                    (44,563)         (795,128)
                                                                                         ---------------    --------------

Net assets at end of year                                                                  $    137,417      $    181,980
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  117

Midland National Life Insurance Company
Separate Account C
Profunds VP - Rising Rates Opportunity
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     2,454 shares (cost $141,304)             $    129,889       Dividend income                                $       -
                                                                 Capital gains distributions                            -
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                        -
                                                                                                            --------------
Net assets                                    $    129,889   Expenses:
                                             --------------
                                                                 Administrative expense                                32
                                                                 Mortality and expense risk                         2,250
                                                                 Contract maintenance charge                            -
                                                                                                            --------------

                                                                                                                    2,282
                                                                                                            --------------

                                                             Net investment loss                                   (2,282)

                                                             Realized and change in unrealized gains
                                                             (losses) on investments
                                                             Net realized losses on investments                   (16,377)
                                                             Change in net unrealized appreciation on
                                                                  investments                                       9,243
                                                                                                            --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                      $    (9,416)
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                            $    197,675      $    471,037

Net decrease in net assets resulting from operations                                             (9,416)          (54,534)

Capital shares transactions
   Net premiums                                                                                     546             1,379
   Transfers of policy loans                                                                          -                 -
   Transfers of surrenders                                                                      (26,529)         (253,591)
   Transfers of death benefits                                                                        -                18
   Transfers of other terminations                                                               (6,595)           (2,382)
   Interfund and net transfers (to) from general account                                        (25,792)           35,748
                                                                                         ---------------    --------------

     Net decrease in net assets from capital share transactions                                 (58,370)         (218,828)
                                                                                         ---------------    --------------

Total decrease in net assets                                                                    (67,786)         (273,362)
                                                                                         ---------------    --------------

Net assets at end of year                                                                  $    129,889      $    197,675
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  118

Midland National Life Insurance Company
Separate Account C
Profunds VP - Semiconductor
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     1,004 shares (cost $37,547)               $    39,241       Dividend income                                $       9
                                                                 Capital gains distributions                            -
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                        9
                                                                                                            --------------
Net assets                                     $    39,241   Expenses:
                                             --------------
                                                                 Administrative expense                                 -
                                                                 Mortality and expense risk                           354
                                                                 Contract maintenance charge                            -
                                                                                                            --------------

                                                                                                                      354
                                                                                                            --------------

                                                             Net investment loss                                     (345)

                                                             Realized and change in unrealized gains
                                                             on investments
                                                             Net realized gains on investments                        543
                                                             Change in net unrealized appreciation on
                                                                  investments                                       2,189
                                                                                                            --------------

                                                             Net increase in net assets resulting from
                                                              operations                                      $     2,387
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                            $     11,653       $    48,679

Net increase (decrease) in net assets resulting from operations                                   2,387            (7,327)

Capital shares transactions
   Net premiums                                                                                      12                16
   Transfers of policy loans                                                                          -                 -
   Transfers of surrenders                                                                       (2,061)                -
   Transfers of death benefits                                                                        -                 -
   Transfers of other terminations                                                               (1,208)           (1,495)
   Interfund and net transfers from (to) general account                                         28,458           (28,220)
                                                                                         ---------------    --------------

     Net increase (decrease) in net assets from capital share transactions                       25,201           (29,699)
                                                                                         ---------------    --------------

Total increase (decrease) in net assets                                                          27,588           (37,026)
                                                                                         ---------------    --------------

Net assets at end of year                                                                  $     39,241       $    11,653
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  119

Midland National Life Insurance Company
Separate Account C
Profunds VP - Short Dow 30
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     428 shares (cost $6,465)                  $     5,809       Dividend income                                $       -
                                                                 Capital gains distributions                          411
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                      411
                                                                                                            --------------
Net assets                                     $     5,809   Expenses:
                                             --------------
                                                                 Administrative expense                                 -
                                                                 Mortality and expense risk                           395
                                                                 Contract maintenance charge                            -
                                                                                                            --------------

                                                                                                                      395
                                                                                                            --------------

                                                             Net investment income                                     16

                                                             Realized and change in unrealized gains
                                                             (losses) on investments
                                                             Net realized losses on investments                    (4,696)
                                                             Change in net unrealized appreciation on
                                                                  investments                                         825
                                                                                                            --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                      $    (3,855)
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                            $     16,312       $    54,239

Net decrease in net assets resulting from operations                                             (3,855)             (360)

Capital shares transactions
   Net premiums                                                                                       -             1,300
   Transfers of policy loans                                                                          -                 -
   Transfers of surrenders                                                                            -                 -
   Transfers of death benefits                                                                        -                 -
   Transfers of other terminations                                                               (3,054)                -
   Interfund and net transfers to general account                                                (3,594)          (38,867)
                                                                                         ---------------    --------------

     Net decrease in net assets from capital share transactions                                  (6,648)          (37,567)
                                                                                         ---------------    --------------

Total decrease in net assets                                                                    (10,503)          (37,927)
                                                                                         ---------------    --------------

Net assets at end of year                                                                   $     5,809       $    16,312
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  120

Midland National Life Insurance Company
Separate Account C
Profunds VP - Short Emerging Markets
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     81 shares (cost $950)                      $      951       Dividend income                                $       -
                                                                 Capital gains distributions                            -
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                        -
                                                                                                            --------------
Net assets                                      $      951   Expenses:
                                             --------------
                                                                 Administrative expense                                 1
                                                                 Mortality and expense risk                            72
                                                                 Contract maintenance charge                            -
                                                                                                            --------------

                                                                                                                       73
                                                                                                            --------------

                                                             Net investment loss                                      (73)

                                                             Realized and change in unrealized gains
                                                             (losses) on investments
                                                             Net realized gains on investments                      2,127
                                                             Change in net unrealized depreciation on
                                                                  investments                                        (830)
                                                                                                            --------------

                                                             Net increase in net assets resulting from
                                                              operations                                      $     1,224
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                            $     34,812       $    29,394

Net increase (decrease) in net assets resulting from operations                                   1,224            (3,122)

Capital shares transactions
   Net premiums                                                                                      20                40
   Transfers of policy loans                                                                          -                 -
   Transfers of surrenders                                                                            -                 -
   Transfers of death benefits                                                                        -                 -
   Transfers of other terminations                                                                 (554)             (312)
   Interfund and net transfers (to) from general account                                        (34,551)            8,812
                                                                                         ---------------    --------------

     Net (decrease) increase in net assets from capital share transactions                      (35,085)            8,540
                                                                                         ---------------    --------------

Total (decrease) increase in net assets                                                         (33,861)            5,418
                                                                                         ---------------    --------------

Net assets at end of year                                                                    $      951       $    34,812
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  121

Midland National Life Insurance Company
Separate Account C
Profunds VP - Short International
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     1,897 shares (cost $23,815)               $    22,711       Dividend income                                $       -
                                                                 Capital gains distributions                            -
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                        -
                                                                                                            --------------
Net assets                                     $    22,711   Expenses:
                                             --------------
                                                                 Administrative expense                                 8
                                                                 Mortality and expense risk                         1,070
                                                                 Contract maintenance charge                            -
                                                                                                            --------------

                                                                                                                    1,078
                                                                                                            --------------

                                                             Net investment loss                                   (1,078)

                                                             Realized and change in unrealized gains
                                                             (losses) on investments
                                                             Net realized losses on investments                   (14,972)
                                                             Change in net unrealized appreciation on
                                                                  investments                                      12,095
                                                                                                            --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                      $    (3,955)
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                            $     41,164       $    44,355

Net decrease in net assets resulting from operations                                             (3,955)           (3,286)

Capital shares transactions
   Net premiums                                                                                       -                 -
   Transfers of policy loans                                                                          -                 -
   Transfers of surrenders                                                                         (451)                -
   Transfers of death benefits                                                                   (1,557)                -
   Transfers of other terminations                                                                 (242)             (482)
   Interfund and net transfers (to) from general account                                        (12,248)              577
                                                                                         ---------------    --------------

     Net (decrease) increase in net assets from capital share transactions                      (14,498)               95
                                                                                         ---------------    --------------

Total decrease in net assets                                                                    (18,453)           (3,191)
                                                                                         ---------------    --------------

Net assets at end of year                                                                  $     22,711       $    41,164
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  122

Midland National Life Insurance Company
Separate Account C
Profunds VP - Short Mid-Cap
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     115 shares (cost $5,659)                  $     4,621       Dividend income                                $       -
                                                                 Capital gains distributions                          453
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                      453
                                                                                                            --------------
Net assets                                     $     4,621   Expenses:
                                             --------------
                                                                 Administrative expense                                 -
                                                                 Mortality and expense risk                           233
                                                                 Contract maintenance charge                            -
                                                                                                            --------------

                                                                                                                      233
                                                                                                            --------------

                                                             Net investment income                                    220

                                                             Realized and change in unrealized losses
                                                             on investments
                                                             Net realized losses on investments                    (1,465)
                                                             Change in net unrealized depreciation on
                                                                  investments                                        (629)
                                                                                                            --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                      $    (1,874)
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                            $     18,356       $     6,192

Net decrease in net assets resulting from operations                                             (1,874)           (1,108)

Capital shares transactions
   Net premiums                                                                                       1                 2
   Transfers of policy loans                                                                          -                 -
   Transfers of surrenders                                                                            -                 -
   Transfers of death benefits                                                                        -                 -
   Transfers of other terminations                                                                    -                 -
   Interfund and net transfers (to) from general account                                        (11,862)           13,270
                                                                                         ---------------    --------------

     Net (decrease) increase in net assets from capital share transactions                      (11,861)           13,272
                                                                                         ---------------    --------------

Total (decrease) increase in net assets                                                         (13,735)           12,164
                                                                                         ---------------    --------------

Net assets at end of year                                                                   $     4,621       $    18,356
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  123

Midland National Life Insurance Company
Separate Account C
Profunds VP - Short NASDAQ-100
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     378 shares (cost $5,725)                  $     5,773       Dividend income                                $       -
                                                                 Capital gains distributions                            -
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                        -
                                                                                                            --------------
Net assets                                     $     5,773   Expenses:
                                             --------------
                                                                 Administrative expense                               201
                                                                 Mortality and expense risk                         4,243
                                                                 Contract maintenance charge                            -
                                                                                                            --------------

                                                                                                                    4,444
                                                                                                            --------------

                                                             Net investment loss                                   (4,444)

                                                             Realized and change in unrealized gains
                                                             (losses) on investments
                                                             Net realized losses on investments                   (76,349)
                                                             Change in net unrealized appreciation on
                                                                  investments                                         106
                                                                                                            --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                     $    (80,687)
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                             $     3,080       $    33,086

Net decrease in net assets resulting from operations                                            (80,687)         (194,024)

Capital shares transactions
   Net premiums                                                                                       1                 3
   Transfers of policy loans                                                                          -                 -
   Transfers of surrenders                                                                      (25,982)          (14,473)
   Transfers of death benefits                                                                        -                 -
   Transfers of other terminations                                                               (8,049)          (10,682)
   Interfund and net transfers from general account                                             117,410           189,170
                                                                                         ---------------    --------------

     Net increase in net assets from capital share transactions                                  83,380           164,018
                                                                                         ---------------    --------------

Total increase (decrease) in net assets                                                           2,693           (30,006)
                                                                                         ---------------    --------------

Net assets at end of year                                                                   $     5,773       $     3,080
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  124

Midland National Life Insurance Company
Separate Account C
Profunds VP - Short Small-Cap
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     1,904 shares (cost $36,139)               $    28,825       Dividend income                                $       -
                                                                 Capital gains distributions                            -
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                        -
                                                                                                            --------------
Net assets                                     $    28,825   Expenses:
                                             --------------
                                                                 Administrative expense                               107
                                                                 Mortality and expense risk                         2,213
                                                                 Contract maintenance charge                            -
                                                                                                            --------------

                                                                                                                    2,320
                                                                                                            --------------

                                                             Net investment loss                                   (2,320)

                                                             Realized and change in unrealized gains
                                                             (losses) on investments
                                                             Net realized losses on investments                   (10,860)
                                                             Change in net unrealized appreciation on
                                                                  investments                                         726
                                                                                                            --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                     $    (12,454)
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                            $    199,257       $    85,910

Net decrease in net assets resulting from operations                                            (12,454)           (3,359)

Capital shares transactions
   Net premiums                                                                                      10               650
   Transfers of policy loans                                                                          -                 -
   Transfers of surrenders                                                                            -                 -
   Transfers of death benefits                                                                   (1,927)                -
   Transfers of other terminations                                                                 (108)           (1,058)
   Interfund and net transfers (to) from general account                                       (155,953)          117,114
                                                                                         ---------------    --------------

     Net (decrease) increase in net assets from capital share transactions                     (157,978)          116,706
                                                                                         ---------------    --------------

Total (decrease) increase in net assets                                                        (170,432)          113,347
                                                                                         ---------------    --------------

Net assets at end of year                                                                  $     28,825      $    199,257
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  125

Midland National Life Insurance Company
Separate Account C
Profunds VP - Small-Cap
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     12,469 shares (cost $403,023)            $    440,535       Dividend income                                $       -
                                                                 Capital gains distributions                            -
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                        -
                                                                                                            --------------
Net assets                                    $    440,535   Expenses:
                                             --------------
                                                                 Administrative expense                               144
                                                                 Mortality and expense risk                        10,912
                                                                 Contract maintenance charge                            -
                                                                                                            --------------

                                                                                                                   11,056
                                                                                                            --------------

                                                             Net investment loss                                  (11,056)

                                                             Realized and change in unrealized gains
                                                             (losses) on investments
                                                             Net realized losses on investments                   (41,830)
                                                             Change in net unrealized appreciation on
                                                                  investments                                      78,599
                                                                                                            --------------

                                                             Net increase in net assets resulting from
                                                              operations                                      $    25,713
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                           $   1,114,147      $    478,404

Net increase (decrease) in net assets resulting from operations                                  25,713          (134,937)

Capital shares transactions
   Net premiums                                                                                   4,313             1,043
   Transfers of policy loans                                                                          -                 -
   Transfers of surrenders                                                                     (144,125)         (100,680)
   Transfers of death benefits                                                                  (31,256)                -
   Transfers of other terminations                                                              (21,325)          (56,848)
   Interfund and net transfers (to) from general account                                       (506,932)          927,165
                                                                                         ---------------    --------------

     Net (decrease) increase in net assets from capital share transactions                     (699,325)          770,680
                                                                                         ---------------    --------------

Total (decrease) increase in net assets                                                        (673,612)          635,743
                                                                                         ---------------    --------------

Net assets at end of year                                                                  $    440,535     $   1,114,147
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  126

Midland National Life Insurance Company
Separate Account C
Profunds VP - Small-Cap Growth
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     13,767 shares (cost $498,197)            $    521,485       Dividend income                                $       -
                                                                 Capital gains distributions                       25,792
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                   25,792
                                                                                                            --------------
Net assets                                    $    521,485   Expenses:
                                             --------------
                                                                 Administrative expense                               131
                                                                 Mortality and expense risk                        10,405
                                                                 Contract maintenance charge                            -
                                                                                                            --------------

                                                                                                                   10,536
                                                                                                            --------------

                                                             Net investment income                                 15,256

                                                             Realized and change in unrealized gains
                                                             (losses) on investments
                                                             Net realized losses on investments                   (23,789)
                                                             Change in net unrealized appreciation on
                                                                  investments                                      48,196
                                                                                                            --------------

                                                             Net increase in net assets resulting from
                                                              operations                                      $    39,663
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                            $    724,202      $    606,727

Net increase (decrease) in net assets resulting from operations                                  39,663           (62,845)

Capital shares transactions
   Net premiums                                                                                       -               155
   Transfers of policy loans                                                                          -                 -
   Transfers of surrenders                                                                      (89,273)         (126,814)
   Transfers of death benefits                                                                        -                 -
   Transfers of other terminations                                                              (33,311)          (30,596)
   Interfund and net transfers (to) from general account                                       (119,796)          337,575
                                                                                         ---------------    --------------

     Net (decrease) increase in net assets from capital share transactions                     (242,380)          180,320
                                                                                         ---------------    --------------

Total (decrease) increase in net assets                                                        (202,717)          117,475
                                                                                         ---------------    --------------

Net assets at end of year                                                                  $    521,485      $    724,202
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  127

Midland National Life Insurance Company
Separate Account C
Profunds VP - Small-Cap Value
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     20,819 shares (cost $938,791)            $    962,479       Dividend income                                $       -
                                                                 Capital gains distributions                            -
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                        -
                                                                                                            --------------
Net assets                                    $    962,479   Expenses:
                                             --------------
                                                                 Administrative expense                               121
                                                                 Mortality and expense risk                         7,243
                                                                 Contract maintenance charge                            -
                                                                                                            --------------

                                                                                                                    7,364
                                                                                                            --------------

                                                             Net investment loss                                   (7,364)

                                                             Realized and change in unrealized gains
                                                             on investments
                                                             Net realized gains on investments                     68,390
                                                             Change in net unrealized appreciation on
                                                                  investments                                      25,596
                                                                                                            --------------

                                                             Net increase in net assets resulting from
                                                              operations                                      $    86,622
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                            $     48,292       $    54,429

Net increase (decrease) in net assets resulting from operations                                  86,622            (5,835)

Capital shares transactions
   Net premiums                                                                                     292                 -
   Transfers of policy loans                                                                          -                 -
   Transfers of surrenders                                                                      (40,987)             (820)
   Transfers of death benefits                                                                        -                 -
   Transfers of other terminations                                                               (8,105)             (724)
   Interfund and net transfers from general account                                             876,365             1,242
                                                                                         ---------------    --------------

     Net increase (decrease) in net assets from capital share transactions                      827,565              (302)
                                                                                         ---------------    --------------

Total increase (decrease) in net assets                                                         914,187            (6,137)
                                                                                         ---------------    --------------

Net assets at end of year                                                                  $    962,479       $    48,292
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  128

Midland National Life Insurance Company
Separate Account C
Profunds VP - Technology
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     3,314 shares (cost $92,418)              $    103,172       Dividend income                                $       -
                                                                 Capital gains distributions                            -
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                        -
                                                                                                            --------------
Net assets                                    $    103,172   Expenses:
                                             --------------
                                                                 Administrative expense                                66
                                                                 Mortality and expense risk                         3,291
                                                                 Contract maintenance charge                            -
                                                                                                            --------------

                                                                                                                    3,357
                                                                                                            --------------

                                                             Net investment loss                                   (3,357)

                                                             Realized and change in unrealized gains
                                                             (losses) on investments
                                                             Net realized losses on investments                   (81,237)
                                                             Change in net unrealized appreciation on
                                                                  investments                                      18,538
                                                                                                            --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                     $    (66,056)
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                            $    905,559      $    331,461

Net decrease in net assets resulting from operations                                            (66,056)          (21,405)

Capital shares transactions
   Net premiums                                                                                     153               821
   Transfers of policy loans                                                                          -                 -
   Transfers of surrenders                                                                       (9,145)          (20,820)
   Transfers of death benefits                                                                        -                 -
   Transfers of other terminations                                                              (10,792)          (17,286)
   Interfund and net transfers (to) from general account                                       (716,547)          632,788
                                                                                         ---------------    --------------

     Net (decrease) increase in net assets from capital share transactions                     (736,331)          595,503
                                                                                         ---------------    --------------

Total (decrease) increase in net assets                                                        (802,387)          574,098
                                                                                         ---------------    --------------

Net assets at end of year                                                                  $    103,172      $    905,559
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  129

Midland National Life Insurance Company
Separate Account C
Profunds VP - Telecommunications
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     18,485 shares (cost $754,229)            $    753,817       Dividend income                               $      868
                                                                 Capital gains distributions                            -
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                      868
                                                                                                            --------------
Net assets                                    $    753,817   Expenses:
                                             --------------
                                                                 Administrative expense                                32
                                                                 Mortality and expense risk                         4,657
                                                                 Contract maintenance charge                            -
                                                                                                            --------------

                                                                                                                    4,689
                                                                                                            --------------

                                                             Net investment loss                                   (3,821)

                                                             Realized and change in unrealized gains
                                                             on investments
                                                             Net realized gains on investments                      5,156
                                                             Change in net unrealized appreciation on
                                                                  investments                                      10,352
                                                                                                            --------------

                                                             Net increase in net assets resulting from
                                                              operations                                      $    11,687
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                            $    590,356       $    54,392

Net increase (decrease) in net assets resulting from operations                                  11,687           (40,952)

Capital shares transactions
   Net premiums                                                                                     320                40
   Transfers of policy loans                                                                          -                 -
   Transfers of surrenders                                                                       (2,457)           (2,471)
   Transfers of death benefits                                                                     (547)          (10,119)
   Transfers of other terminations                                                              (24,360)          (19,270)
   Interfund and net transfers from general account                                             178,818           608,736
                                                                                         ---------------    --------------

     Net increase in net assets from capital share transactions                                 151,774           576,916
                                                                                         ---------------    --------------

Total increase in net assets                                                                    163,461           535,964
                                                                                         ---------------    --------------

Net assets at end of year                                                                  $    753,817      $    590,356
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  130

Midland National Life Insurance Company
Separate Account C
Profunds VP - U.S. Government Plus
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     42,156 shares (cost $986,538)            $    956,100       Dividend income                                $       -
                                                                 Capital gains distributions                            -
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                        -
                                                                                                            --------------
Net assets                                    $    956,100   Expenses:
                                             --------------
                                                                 Administrative expense                               225
                                                                 Mortality and expense risk                        10,523
                                                                 Contract maintenance charge                            -
                                                                                                            --------------

                                                                                                                   10,748
                                                                                                            --------------

                                                             Net investment loss                                  (10,748)

                                                             Realized and change in unrealized gains
                                                             (losses) on investments
                                                             Net realized gains on investments                     33,575
                                                             Change in net unrealized depreciation on
                                                                  investments                                     (21,955)
                                                                                                            --------------

                                                             Net increase in net assets resulting from
                                                              operations                                       $      872
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                            $    307,245      $    509,949

Net increase (decrease) in net assets resulting from operations                                     872          (237,451)

Capital shares transactions
   Net premiums                                                                                      69                45
   Transfers of policy loans                                                                          -                 -
   Transfers of surrenders                                                                      (71,720)         (138,611)
   Transfers of death benefits                                                                  (11,385)                -
   Transfers of other terminations                                                              (87,792)          (18,885)
   Interfund and net transfers from general account                                             818,811           192,198
                                                                                         ---------------    --------------

     Net increase in net assets from capital share transactions                                 647,983            34,747
                                                                                         ---------------    --------------

Total increase (decrease) in net assets                                                         648,855          (202,704)
                                                                                         ---------------    --------------

Net assets at end of year                                                                  $    956,100      $    307,245
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  131

Midland National Life Insurance Company
Separate Account C
Profunds VP - UltraBull
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     26,727 shares (cost $347,115)            $    360,275       Dividend income                                $       -
                                                                 Capital gains distributions                       61,440
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                   61,440
                                                                                                            --------------
Net assets                                    $    360,275   Expenses:
                                             --------------
                                                                 Administrative expense                               108
                                                                 Mortality and expense risk                         9,122
                                                                 Contract maintenance charge                            -
                                                                                                            --------------

                                                                                                                    9,230
                                                                                                            --------------

                                                             Net investment income                                 52,210

                                                             Realized and change in unrealized gains
                                                             (losses) on investments
                                                             Net realized losses on investments                   (47,171)
                                                             Change in net unrealized appreciation on
                                                                  investments                                      63,023
                                                                                                            --------------

                                                             Net increase in net assets resulting from
                                                              operations                                      $    68,062
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                            $    348,805     $   1,682,728

Net increase (decrease) in net assets resulting from operations                                  68,062          (113,509)

Capital shares transactions
   Net premiums                                                                                       2                 -
   Transfers of policy loans                                                                          -                 -
   Transfers of surrenders                                                                       (5,467)          (70,601)
   Transfers of death benefits                                                                        -                 -
   Transfers of other terminations                                                              (14,296)          (17,726)
   Interfund and net transfers to general account                                               (36,831)       (1,132,087)
                                                                                         ---------------    --------------

     Net decrease in net assets from capital share transactions                                 (56,592)       (1,220,414)
                                                                                         ---------------    --------------

Total increase (decrease) in net assets                                                          11,470        (1,333,923)
                                                                                         ---------------    --------------

Net assets at end of year                                                                  $    360,275      $    348,805
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  132

Midland National Life Insurance Company
Separate Account C
Profunds VP - UltraMid-Cap
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     12,509 shares (cost $856,127)            $    858,209       Dividend income                                $       -
                                                                 Capital gains distributions                            -
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                        -
                                                                                                            --------------
Net assets                                    $    858,209   Expenses:
                                             --------------
                                                                 Administrative expense                               162
                                                                 Mortality and expense risk                        23,825
                                                                 Contract maintenance charge                            -
                                                                                                            --------------

                                                                                                                   23,987
                                                                                                            --------------

                                                             Net investment loss                                  (23,987)

                                                             Realized and change in unrealized gains
                                                             on investments
                                                             Net realized gains on investments                    187,513
                                                             Change in net unrealized appreciation on
                                                                  investments                                       2,750
                                                                                                            --------------

                                                             Net increase in net assets resulting from
                                                              operations                                     $    166,276
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                            $    594,932      $    725,795

Net increase (decrease) in net assets resulting from operations                                 166,276           (35,905)

Capital shares transactions
   Net premiums                                                                                       1                 -
   Transfers of policy loans                                                                          -                 -
   Transfers of surrenders                                                                       (3,739)          (54,484)
   Transfers of death benefits                                                                        -                 -
   Transfers of other terminations                                                              (22,096)          (22,013)
   Interfund and net transfers from (to) general account                                        122,835           (18,461)
                                                                                         ---------------    --------------

     Net increase (decrease) in net assets from capital share transactions                       97,001           (94,958)
                                                                                         ---------------    --------------

Total increase (decrease) in net assets                                                         263,277          (130,863)
                                                                                         ---------------    --------------

Net assets at end of year                                                                  $    858,209      $    594,932
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  133

Midland National Life Insurance Company
Separate Account C
Profunds VP - UltraNASDAQ-100
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     3,527 shares (cost $239,606)             $    243,338       Dividend income                                $       -
                                                                 Capital gains distributions                       59,790
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                   59,790
                                                                                                            --------------
Net assets                                    $    243,338   Expenses:
                                             --------------
                                                                 Administrative expense                               126
                                                                 Mortality and expense risk                         7,994
                                                                 Contract maintenance charge                            -
                                                                                                            --------------

                                                                                                                    8,120
                                                                                                            --------------

                                                             Net investment income                                 51,670

                                                             Realized and change in unrealized gains
                                                             (losses) on investments
                                                             Net realized gains on investments                        644
                                                             Change in net unrealized depreciation on
                                                                  investments                                     (16,286)
                                                                                                            --------------

                                                             Net increase in net assets resulting from
                                                              operations                                      $    36,028
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                            $    274,158      $    875,772

Net increase in net assets resulting from operations                                             36,028            31,161

Capital shares transactions
   Net premiums                                                                                       1                35
   Transfers of policy loans                                                                          -                 -
   Transfers of surrenders                                                                      (22,371)          (51,965)
   Transfers of death benefits                                                                        -                 -
   Transfers of other terminations                                                              (15,072)          (13,909)
   Interfund and net transfers to general account                                               (29,406)         (566,936)
                                                                                         ---------------    --------------

     Net decrease in net assets from capital share transactions                                 (66,848)         (632,775)
                                                                                         ---------------    --------------

Total decrease in net assets                                                                    (30,820)         (601,614)
                                                                                         ---------------    --------------

Net assets at end of year                                                                  $    243,338      $    274,158
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  134

Midland National Life Insurance Company
Separate Account C
Profunds VP - UltraShort Dow 30
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     1,324 shares (cost $25,167)               $    13,766       Dividend income                                $       -
                                                                 Capital gains distributions                            -
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                        -
                                                                                                            --------------
Net assets                                     $    13,766   Expenses:
                                             --------------
                                                                 Administrative expense                               190
                                                                 Mortality and expense risk                           833
                                                                 Contract maintenance charge                            -
                                                                                                            --------------

                                                                                                                    1,023
                                                                                                            --------------

                                                             Net investment loss                                   (1,023)

                                                             Realized and change in unrealized losses
                                                             on investments
                                                             Net realized losses on investments                   (10,038)
                                                             Change in net unrealized depreciation on
                                                                  investments                                      (5,690)
                                                                                                            --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                     $    (16,751)
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                            $     22,281       $    43,812

Net decrease in net assets resulting from operations                                            (16,751)           (9,665)

Capital shares transactions
   Net premiums                                                                                       7                 -
   Transfers of policy loans                                                                          -                 -
   Transfers of surrenders                                                                            -                 -
   Transfers of death benefits                                                                        -            (5,202)
   Transfers of other terminations                                                               (1,501)             (358)
   Interfund and net transfers from (to) general account                                          9,730            (6,306)
                                                                                         ---------------    --------------

     Net increase (decrease) in net assets from capital share transactions                        8,236           (11,866)
                                                                                         ---------------    --------------

Total decrease in net assets                                                                     (8,515)          (21,531)
                                                                                         ---------------    --------------

Net assets at end of year                                                                  $     13,766       $    22,281
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  135

Midland National Life Insurance Company
Separate Account C
Profunds VP - UltraShort NASDAQ-100
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     1,075 shares (cost $25,805)               $    10,691       Dividend income                                $       -
                                                                 Capital gains distributions                            -
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                        -
                                                                                                            --------------
Net assets                                     $    10,691   Expenses:
                                             --------------
                                                                 Administrative expense                                81
                                                                 Mortality and expense risk                           486
                                                                 Contract maintenance charge                            -
                                                                                                            --------------

                                                                                                                      567
                                                                                                            --------------

                                                             Net investment loss                                     (567)

                                                             Realized and change in unrealized gains
                                                             (losses) on investments
                                                             Net realized gains on investments                      2,423
                                                             Change in net unrealized depreciation on
                                                                  investments                                      (1,471)
                                                                                                            --------------

                                                             Net increase in net assets resulting from
                                                              operations                                       $      385
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                            $     13,882       $    47,661

Net increase (decrease) in net assets resulting from operations                                     385           (15,366)

Capital shares transactions
   Net premiums                                                                                       -               300
   Transfers of policy loans                                                                          -                 -
   Transfers of surrenders                                                                            -                 -
   Transfers of death benefits                                                                        -                 -
   Transfers of other terminations                                                                    -              (244)
   Interfund and net transfers to general account                                                (3,576)          (18,469)
                                                                                         ---------------    --------------

     Net decrease in net assets from capital share transactions                                  (3,576)          (18,413)
                                                                                         ---------------    --------------

Total decrease in net assets                                                                     (3,191)          (33,779)
                                                                                         ---------------    --------------

Net assets at end of year                                                                  $     10,691       $    13,882
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  136

Midland National Life Insurance Company
Separate Account C
Profunds VP - UltraSmall-Cap
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     4,651 shares (cost $107,044)             $    117,261       Dividend income                                $       -
                                                                 Capital gains distributions                            -
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                        -
                                                                                                            --------------
Net assets                                    $    117,261   Expenses:
                                             --------------
                                                                 Administrative expense                                28
                                                                 Mortality and expense risk                         3,677
                                                                 Contract maintenance charge                            -
                                                                                                            --------------

                                                                                                                    3,705
                                                                                                            --------------

                                                             Net investment loss                                   (3,705)

                                                             Realized and change in unrealized gains
                                                             (losses) on investments
                                                             Net realized losses on investments                      (972)
                                                             Change in net unrealized appreciation on
                                                                  investments                                      13,482
                                                                                                            --------------

                                                             Net increase in net assets resulting from
                                                              operations                                      $     8,805
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                            $     39,829      $    171,462

Net increase in net assets resulting from operations                                              8,805            29,878

Capital shares transactions
   Net premiums                                                                                      42                 -
   Transfers of policy loans                                                                          -                 -
   Transfers of surrenders                                                                       (1,594)           (8,447)
   Transfers of death benefits                                                                        -                 -
   Transfers of other terminations                                                              (18,503)          (15,896)
   Interfund and net transfers from (to) general account                                         88,682          (137,168)
                                                                                         ---------------    --------------

     Net increase (decrease) in net assets from capital share transactions                       68,627          (161,511)
                                                                                         ---------------    --------------

Total increase (decrease) in net assets                                                          77,432          (131,633)
                                                                                         ---------------    --------------

Net assets at end of year                                                                  $    117,261       $    39,829
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  137

Midland National Life Insurance Company
Separate Account C
Profunds VP - Utilities
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     3,539 shares (cost $155,499)             $    154,597       Dividend income                              $     3,452
                                                                 Capital gains distributions                        6,445
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                    9,897
                                                                                                            --------------
Net assets                                    $    154,597   Expenses:
                                             --------------
                                                                 Administrative expense                               111
                                                                 Mortality and expense risk                         8,272
                                                                 Contract maintenance charge                            -
                                                                                                            --------------

                                                                                                                    8,383
                                                                                                            --------------

                                                             Net investment income                                  1,514

                                                             Realized and change in unrealized gains
                                                             (losses) on investments
                                                             Net realized gains on investments                     25,484
                                                             Change in net unrealized depreciation on
                                                                  investments                                        (932)
                                                                                                            --------------

                                                             Net increase in net assets resulting from
                                                              operations                                      $    26,066
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                            $    125,847      $    657,452

Net increase (decrease) in net assets resulting from operations                                  26,066          (118,543)

Capital shares transactions
   Net premiums                                                                                   1,121             1,212
   Transfers of policy loans                                                                          -                 -
   Transfers of surrenders                                                                      (16,341)          (52,185)
   Transfers of death benefits                                                                        -           (11,661)
   Transfers of other terminations                                                              (15,827)          (13,706)
   Interfund and net transfers from (to) general account                                         33,731          (336,722)
                                                                                         ---------------    --------------

     Net increase (decrease) in net assets from capital share transactions                        2,684          (413,062)
                                                                                         ---------------    --------------

Total increase (decrease) in net assets                                                          28,750          (531,605)
                                                                                         ---------------    --------------

Net assets at end of year                                                                  $    154,597      $    125,847
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  138

Midland National Life Insurance Company
Separate Account C
VanEck Worldwide Insurance Trust - Global Hard Assets Fund
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     424,236 shares (cost $10,575,029)       $  10,135,813       Dividend income                              $    33,263
                                                                 Capital gains distributions                            -
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                   33,263
                                                                                                            --------------
Net assets                                   $  10,135,813   Expenses:
                                             --------------
                                                                 Administrative expense                             3,272
                                                                 Mortality and expense risk                       142,183
                                                                 Contract maintenance charge                          436
                                                                                                            --------------

                                                                                                                  145,891
                                                                                                            --------------

                                                             Net investment loss                                 (112,628)

                                                             Realized and change in unrealized gains
                                                             (losses) on investments
                                                             Net realized losses on investments                  (959,356)
                                                             Change in net unrealized appreciation on
                                                                  investments                                   4,002,172
                                                                                                            --------------

                                                             Net increase in net assets resulting from
                                                              operations                                    $   2,930,188
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                           $   6,954,590     $   9,780,718

Net increase (decrease) in net assets resulting from operations                               2,930,188        (3,487,568)

Capital shares transactions
   Net premiums                                                                                 514,769           299,106
   Transfers of policy loans                                                                      2,373             6,333
   Transfers of surrenders                                                                     (604,042)         (837,088)
   Transfers of death benefits                                                                  (39,836)          (47,142)
   Transfers of other terminations                                                             (229,893)         (442,346)
   Interfund and net transfers from general account                                             607,664         1,682,577
                                                                                         ---------------    --------------

     Net increase in net assets from capital share transactions                                 251,035           661,440
                                                                                         ---------------    --------------

Total increase (decrease) in net assets                                                       3,181,223        (2,826,128)
                                                                                         ---------------    --------------

Net assets at end of year                                                                 $  10,135,813     $   6,954,590
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  139

Midland National Life Insurance Company
Separate Account C
VanEck Worldwide Insurance Trust - Emerging Markets Fund
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     150,846 shares (cost $1,703,609)        $   1,568,804       Dividend income                              $     7,939
                                                                 Capital gains distributions                        8,600
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                   16,539
                                                                                                            --------------
Net assets                                   $   1,568,804   Expenses:
                                             --------------
                                                                 Administrative expense                               959
                                                                 Mortality and expense risk                        27,761
                                                                 Contract maintenance charge                            -
                                                                                                            --------------

                                                                                                                   28,720
                                                                                                            --------------

                                                             Net investment loss                                  (12,181)

                                                             Realized and change in unrealized gains
                                                             (losses) on investments
                                                             Net realized losses on investments                  (349,276)
                                                             Change in net unrealized appreciation on
                                                                  investments                                     260,237
                                                                                                            --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                     $   (101,220)
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                           $   1,891,155     $   2,384,347

Net decrease in net assets resulting from operations                                           (101,220)         (399,361)

Capital shares transactions
   Net premiums                                                                                  56,902            69,585
   Transfers of policy loans                                                                       (267)             (301)
   Transfers of surrenders                                                                     (273,035)         (189,519)
   Transfers of death benefits                                                                        -            (8,097)
   Transfers of other terminations                                                              (49,287)          (83,552)
   Interfund and net transfers from general account                                              44,556           118,053
                                                                                         ---------------    --------------

     Net decrease in net assets from capital share transactions                                (221,131)          (93,831)
                                                                                         ---------------    --------------

Total decrease in net assets                                                                   (322,351)         (493,192)
                                                                                         ---------------    --------------

Net assets at end of year                                                                 $   1,568,804     $   1,891,155
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  140

Midland National Life Insurance Company
Separate Account C
VanEck Worldwide Insurance Trust - Unconstrained Emerging Markets Bond Fund
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     116,480 shares (cost $927,165)           $    945,819       Dividend income                                $       -
                                                                 Capital gains distributions                            -
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                        -
                                                                                                            --------------
Net assets                                    $    945,819   Expenses:
                                             --------------
                                                                 Administrative expense                               363
                                                                 Mortality and expense risk                        15,656
                                                                 Contract maintenance charge                            -
                                                                                                            --------------

                                                                                                                   16,019
                                                                                                            --------------

                                                             Net investment loss                                  (16,019)

                                                             Realized and change in unrealized gains
                                                             (losses) on investments
                                                             Net realized losses on investments                   (41,728)
                                                             Change in net unrealized appreciation on
                                                                  investments                                     120,654
                                                                                                            --------------

                                                             Net increase in net assets resulting from
                                                              operations                                      $    62,907
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                           $   1,042,454     $   1,170,311

Net increase (decrease) in net assets resulting from operations                                  62,907          (210,864)

Capital shares transactions
   Net premiums                                                                                   9,668            27,243
   Transfers of policy loans                                                                         (2)              472
   Transfers of surrenders                                                                      (58,447)         (146,637)
   Transfers of death benefits                                                                   (3,105)          (15,476)
   Transfers of other terminations                                                              (36,072)          (29,825)
   Interfund and net transfers (to) from general account                                        (71,584)          247,230
                                                                                         ---------------    --------------

     Net (decrease) increase in net assets from capital share transactions                     (159,542)           83,007
                                                                                         ---------------    --------------

Total decrease in net assets                                                                    (96,635)         (127,857)
                                                                                         ---------------    --------------

Net assets at end of year                                                                  $    945,819     $   1,042,454
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  141

Midland National Life Insurance Company
Separate Account C
Janus Aspen Series - Global Technology Portfolio
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     134,518 shares (cost $1,067,320)        $   1,142,061       Dividend income                               $      694
                                                                 Capital gains distributions                       26,800
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                   27,494
                                                                                                            --------------
Net assets                                   $   1,142,061     Expenses
                                             --------------
                                                                 Administrative expense                                 -
                                                                 Mortality and expense risk                         9,554
                                                                 Contract maintenance charge                           50
                                                                                                            --------------

                                                                                                                    9,604
                                                                                                            --------------

                                                             Net investment income                                 17,890

                                                             Realized and change in unrealized gains
                                                             (losses) on investments
                                                             Net realized losses on investments                   (21,553)
                                                             Change in net unrealized appreciation on
                                                                  investments                                      94,229
                                                                                                            --------------

                                                             Net increase in net assets resulting from
                                                              operations                                      $    90,566
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                            $    513,270       $    95,791

Net increase (decrease) in net assets resulting from operations                                  90,566               (12)

Capital shares transactions
   Net premiums                                                                                 370,704           368,885
   Transfers of policy loans                                                                          -                 -
   Transfers of surrenders                                                                       (6,629)           (1,453)
   Transfers of death benefits                                                                  (21,718)                -
   Transfers of other terminations                                                               (7,338)          (22,466)
   Interfund and net transfers from general account                                             203,206            72,525
                                                                                         ---------------    --------------

     Net increase in net assets from capital share transactions                                 538,225           417,491
                                                                                         ---------------    --------------

Total increase in net assets                                                                    628,791           417,479
                                                                                         ---------------    --------------

Net assets at end of year                                                                 $   1,142,061      $    513,270
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  142

Midland National Life Insurance Company
Separate Account C
Janus Aspen Series - Overseas Portfolio
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     16,160 shares (cost $458,230)            $    385,736       Dividend income                              $    19,057
                                                                 Capital gains distributions                       13,172
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                   32,229
                                                                                                            --------------
Net assets                                    $    385,736     Expenses
                                             --------------
                                                                 Administrative expense                                 -
                                                                 Mortality and expense risk                         5,059
                                                                 Contract maintenance charge                           70
                                                                                                            --------------

                                                                                                                    5,129
                                                                                                            --------------

                                                             Net investment income                                 27,100

                                                             Realized and change in unrealized gains
                                                             (losses) on investments
                                                             Net realized losses on investments                   (57,707)
                                                             Change in net unrealized appreciation on
                                                                  investments                                         352
                                                                                                            --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                     $    (30,255)
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                            $    421,164      $    145,603

Net decrease in net assets resulting from operations                                            (30,255)          (70,155)

Capital shares transactions
   Net premiums                                                                                  80,890           395,057
   Transfers of policy loans                                                                          -                 -
   Transfers of surrenders                                                                      (28,384)           (2,900)
   Transfers of death benefits                                                                  (18,245)          (11,321)
   Transfers of other terminations                                                              (12,901)           (4,429)
   Interfund and net transfers to general account                                               (26,533)          (30,691)
                                                                                         ---------------    --------------

     Net (decrease) increase in net assets from capital share transactions                       (5,173)          345,716
                                                                                         ---------------    --------------

Total (decrease) increase in net assets                                                         (35,428)          275,561
                                                                                         ---------------    --------------

Net assets at end of year                                                                  $    385,736      $    421,164
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  143

Midland National Life Insurance Company
Separate Account C
Janus Aspen Series - Janus Portfolio
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     16,445 shares (cost $488,446)            $    465,551       Dividend income                              $     1,601
                                                                 Capital gains distributions                       24,755
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                   26,356
                                                                                                            --------------
Net assets                                    $    465,551     Expenses
                                             --------------
                                                                 Administrative expense                                 -
                                                                 Mortality and expense risk                         5,535
                                                                 Contract maintenance charge                           50
                                                                                                            --------------

                                                                                                                    5,585
                                                                                                            --------------

                                                             Net investment income                                 20,771

                                                             Realized and change in unrealized gains
                                                             (losses) on investments
                                                             Net realized losses on investments                   (43,250)
                                                             Change in net unrealized appreciation on
                                                                  investments                                      15,687
                                                                                                            --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                      $    (6,792)
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                            $    405,293      $    261,946

Net (decrease) increase in net assets resulting from operations                                  (6,792)            9,580

Capital shares transactions
   Net premiums                                                                                 128,299           260,024
   Transfers of policy loans                                                                          -                 -
   Transfers of surrenders                                                                            -            (2,142)
   Transfers of death benefits                                                                        -            (7,720)
   Transfers of other terminations                                                              (16,133)          (17,350)
   Interfund and net transfers to general account                                               (45,116)          (99,045)
                                                                                         ---------------    --------------

     Net increase in net assets from capital share transactions                                  67,050           133,767
                                                                                         ---------------    --------------

Total increase in net assets                                                                     60,258           143,347
                                                                                         ---------------    --------------

Net assets at end of year                                                                  $    465,551      $    405,293
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  144

Midland National Life Insurance Company
Separate Account C
Janus Aspen Series - Enterprise Services Portfolio
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     86,226 shares (cost $4,794,186)         $   4,847,632       Dividend income                              $     1,067
                                                                 Capital gains distributions                      260,569
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                  261,636
                                                                                                            --------------
Net assets                                   $   4,847,632     Expenses
                                             --------------
                                                                 Administrative expense                                 -
                                                                 Mortality and expense risk                        42,677
                                                                 Contract maintenance charge                          267
                                                                                                            --------------

                                                                                                                   42,944
                                                                                                            --------------

                                                             Net investment income                                218,692

                                                             Realized and change in unrealized gains
                                                             (losses) on investments
                                                             Net realized losses on investments                  (101,188)
                                                             Change in net unrealized appreciation on
                                                                  investments                                     205,265
                                                                                                            --------------

                                                             Net increase in net assets resulting from
                                                              operations                                     $    322,769
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                           $   2,204,176      $    895,713

Net increase in net assets resulting from operations                                            322,769             1,358

Capital shares transactions
   Net premiums                                                                               2,240,875         1,607,292
   Transfers of policy loans                                                                          -                 -
   Transfers of surrenders                                                                      (59,478)          (43,203)
   Transfers of death benefits                                                                 (117,663)          (41,705)
   Transfers of other terminations                                                             (107,648)          (35,571)
   Interfund and net transfers from (to) general account                                        364,601          (179,708)
                                                                                         ---------------    --------------

     Net increase in net assets from capital share transactions                               2,320,687         1,307,105
                                                                                         ---------------    --------------

Total increase in net assets                                                                  2,643,456         1,308,463
                                                                                         ---------------    --------------

Net assets at end of year                                                                 $   4,847,632     $   2,204,176
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  145

Midland National Life Insurance Company
Separate Account C
Janus Aspen Series - Global Research Portfolio
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     14,376 shares (cost $590,731)            $    573,168       Dividend income                              $     5,456
                                                                 Capital gains distributions                            -
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                    5,456
                                                                                                            --------------
Net assets                                    $    573,168     Expenses
                                             --------------
                                                                 Administrative expense                                 -
                                                                 Mortality and expense risk                         7,757
                                                                 Contract maintenance charge                           66
                                                                                                            --------------

                                                                                                                    7,823
                                                                                                            --------------

                                                             Net investment loss                                   (2,367)

                                                             Realized and change in unrealized gains
                                                             (losses) on investments
                                                             Net realized losses on investments                   (11,813)
                                                             Change in net unrealized appreciation on
                                                                  investments                                      14,932
                                                                                                            --------------

                                                             Net increase in net assets resulting from
                                                              operations                                       $      752
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                            $    682,697      $    335,776

Net increase (decrease) in net assets resulting from operations                                     752           (38,797)

Capital shares transactions
   Net premiums                                                                                  53,499           356,293
   Transfers of policy loans                                                                          -                 -
   Transfers of surrenders                                                                       (9,692)          (34,617)
   Transfers of death benefits                                                                        -                 -
   Transfers of other terminations                                                               (9,506)           (1,886)
   Interfund and net transfers (to) from general account                                       (144,582)           65,928
                                                                                         ---------------    --------------

     Net (decrease) increase in net assets from capital share transactions                     (110,281)          385,718
                                                                                         ---------------    --------------

Total (decrease) increase in net assets                                                        (109,529)          346,921
                                                                                         ---------------    --------------

Net assets at end of year                                                                  $    573,168      $    682,697
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  146

Midland National Life Insurance Company
Separate Account C
Janus Aspen Series - Perkins Mid Cap Value Portfolio
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     158,314 shares (cost $2,652,362)        $   2,548,863       Dividend income                              $    20,659
                                                                 Capital gains distributions                      306,838
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                  327,497
                                                                                                            --------------
Net assets                                   $   2,548,863     Expenses
                                             --------------
                                                                 Administrative expense                                 -
                                                                 Mortality and expense risk                        29,876
                                                                 Contract maintenance charge                          290
                                                                                                            --------------

                                                                                                                   30,166
                                                                                                            --------------

                                                             Net investment income                                297,331

                                                             Realized and change in unrealized gains
                                                             (losses) on investments
                                                             Net realized losses on investments                   (64,576)
                                                             Change in net unrealized appreciation on
                                                                  investments                                     128,484
                                                                                                            --------------

                                                             Net increase in net assets resulting from
                                                              operations                                     $    361,239
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                           $   2,194,809     $   1,808,251

Net increase (decrease) in net assets resulting from operations                                 361,239          (105,750)

Capital shares transactions
   Net premiums                                                                                 378,977           755,512
   Transfers of policy loans                                                                          -                 -
   Transfers of surrenders                                                                      (80,418)          (93,119)
   Transfers of death benefits                                                                  (57,877)          (69,185)
   Transfers of other terminations                                                             (127,971)         (115,663)
   Interfund and net transfers (to) from general account                                       (119,896)           14,763
                                                                                         ---------------    --------------

     Net (decrease) increase in net assets from capital share transactions                       (7,185)          492,308
                                                                                         ---------------    --------------

Total increase in net assets                                                                    354,054           386,558
                                                                                         ---------------    --------------

Net assets at end of year                                                                 $   2,548,863     $   2,194,809
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  147

Midland National Life Insurance Company
Separate Account C
Janus Aspen Series - Balanced Portfolio
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     323,234 shares (cost $10,330,414)       $  10,307,917       Dividend income                             $    196,612
                                                                 Capital gains distributions                      136,682
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                  333,294
                                                                                                            --------------
Net assets                                   $  10,307,917     Expenses
                                             --------------
                                                                 Administrative expense                                 -
                                                                 Mortality and expense risk                       127,339
                                                                 Contract maintenance charge                        1,861
                                                                                                            --------------

                                                                                                                  129,200
                                                                                                            --------------

                                                             Net investment income                                204,094

                                                             Realized and change in unrealized gains
                                                             (losses) on investments
                                                             Net realized losses on investments                   (43,589)
                                                             Change in net unrealized appreciation on
                                                                  investments                                     193,453
                                                                                                            --------------

                                                             Net increase in net assets resulting from
                                                              operations                                     $    353,958
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                           $   8,303,706     $   5,368,804

Net increase (decrease) in net assets resulting from operations                                 353,958           (89,173)

Capital shares transactions
   Net premiums                                                                               2,267,059         3,441,872
   Transfers of policy loans                                                                          -                 -
   Transfers of surrenders                                                                     (339,919)         (286,616)
   Transfers of death benefits                                                                 (121,346)          (42,573)
   Transfers of other terminations                                                             (339,975)         (513,107)
   Interfund and net transfers from general account                                             184,434           424,499
                                                                                         ---------------    --------------

     Net increase in net assets from capital share transactions                               1,650,253         3,024,075
                                                                                         ---------------    --------------

Total increase in net assets                                                                  2,004,211         2,934,902
                                                                                         ---------------    --------------

Net assets at end of year                                                                 $  10,307,917     $   8,303,706
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  148

Midland National Life Insurance Company
Separate Account C
Janus Aspen Series - Flexible Bond Portfolio
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     341,644 shares (cost $4,433,212)        $   4,314,965       Dividend income                             $    104,320
                                                                 Capital gains distributions                            -
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                  104,320
                                                                                                            --------------
Net assets                                   $   4,314,965     Expenses
                                             --------------
                                                                 Administrative expense                                 -
                                                                 Mortality and expense risk                        54,266
                                                                 Contract maintenance charge                          475
                                                                                                            --------------

                                                                                                                   54,741
                                                                                                            --------------

                                                             Net investment income                                 49,579

                                                             Realized and change in unrealized losses
                                                             on investments
                                                             Net realized losses on investments                   (10,470)
                                                             Change in net unrealized depreciation on
                                                                  investments                                     (22,812)
                                                                                                            --------------

                                                             Net increase in net assets resulting from
                                                              operations                                      $    16,297
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                           $   3,282,663     $   1,715,306

Net increase (decrease) in net assets resulting from operations                                  16,297           (61,463)

Capital shares transactions
   Net premiums                                                                                 782,473         2,184,408
   Transfers of policy loans                                                                          -                 -
   Transfers of surrenders                                                                     (155,567)         (242,171)
   Transfers of death benefits                                                                 (122,851)          (36,037)
   Transfers of other terminations                                                             (103,696)         (146,627)
   Interfund and net transfers from (to) general account                                        615,646          (130,753)
                                                                                         ---------------    --------------

     Net increase in net assets from capital share transactions                               1,016,005         1,628,820
                                                                                         ---------------    --------------

Total increase in net assets                                                                  1,032,302         1,567,357
                                                                                         ---------------    --------------

Net assets at end of year                                                                 $   4,314,965     $   3,282,663
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  149

Midland National Life Insurance Company
Separate Account C
Janus Aspen Series - Global Unconstrained Bond Portfolio
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     95,007 shares (cost $922,913)            $    921,572       Dividend income                              $    48,604
                                                                 Capital gains distributions                            -
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                   48,604
                                                                                                            --------------
Net assets                                    $    921,572     Expenses
                                             --------------
                                                                 Administrative expense                                 -
                                                                 Mortality and expense risk                        16,289
                                                                 Contract maintenance charge                           85
                                                                                                            --------------

                                                                                                                   16,374
                                                                                                            --------------

                                                             Net investment income                                 32,230

                                                             Realized and change in unrealized gains
                                                             (losses) on investments
                                                             Net realized gains on investments                     11,719
                                                             Change in net unrealized depreciation on
                                                                  investments                                      (4,642)
                                                                                                            --------------

                                                             Net increase in net assets resulting from
                                                              operations                                      $    39,307
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                            $    399,651         $       -

Net increase in net assets resulting from operations                                             39,307             3,022

Capital shares transactions
   Net premiums                                                                                 471,707            14,025
   Transfers of policy loans                                                                          -                 -
   Transfers of surrenders                                                                      (52,205)                -
   Transfers of death benefits                                                                        -                 -
   Transfers of other terminations                                                              (28,116)                -
   Interfund and net transfers from general account                                              91,228           382,604
                                                                                         ---------------    --------------

     Net increase in net assets from capital share transactions                                 482,614           396,629
                                                                                         ---------------    --------------

Total increase in net assets                                                                    521,921           399,651
                                                                                         ---------------    --------------

Net assets at end of year                                                                  $    921,572      $    399,651
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  150

Midland National Life Insurance Company
Separate Account C
PIMCO Variable Insurance Trust - Total Return Portfolio
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     4,338,688 shares (cost $48,231,747)     $  46,163,641       Dividend income                            $   1,031,514
                                                                 Capital gains distributions                            -
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                1,031,514
                                                                                                            --------------
Net assets                                   $  46,163,641   Expenses:
                                             --------------
                                                                 Administrative expense                             8,395
                                                                 Mortality and expense risk                       724,870
                                                                 Contract maintenance charge                        4,874
                                                                                                            --------------

                                                                                                                  738,139
                                                                                                            --------------

                                                             Net investment income                                293,375

                                                             Realized and change in unrealized gains
                                                             (losses) on investments
                                                             Net realized losses on investments                  (745,890)
                                                             Change in net unrealized appreciation on
                                                                  investments                                   1,110,838
                                                                                                            --------------

                                                             Net increase in net assets resulting from
                                                              operations                                     $    658,323
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                           $  52,754,367     $  60,003,397

Net increase (decrease) in net assets resulting from operations                                 658,323          (574,434)

Capital shares transactions
   Net premiums                                                                               2,688,884         4,235,388
   Transfers of policy loans                                                                      1,162            21,363
   Transfers of surrenders                                                                   (5,047,562)       (5,389,838)
   Transfers of death benefits                                                               (1,618,845)       (1,216,020)
   Transfers of other terminations                                                           (2,661,526)       (2,622,141)
   Interfund and net transfers to general account                                              (611,162)       (1,703,348)
                                                                                         ---------------    --------------

     Net decrease in net assets from capital share transactions                              (7,249,049)       (6,674,596)
                                                                                         ---------------    --------------

Total decrease in net assets                                                                 (6,590,726)       (7,249,030)
                                                                                         ---------------    --------------

Net assets at end of year                                                                 $  46,163,641     $  52,754,367
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  151

Midland National Life Insurance Company
Separate Account C
PIMCO Variable Insurance Trust - Low Duration Portfolio
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     1,978,974 shares (cost $20,547,531)     $  20,264,692       Dividend income                             $    280,902
                                                                 Capital gains distributions                            -
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                  280,902
                                                                                                            --------------
Net assets                                   $  20,264,692   Expenses:
                                             --------------
                                                                 Administrative expense                               682
                                                                 Mortality and expense risk                       279,131
                                                                 Contract maintenance charge                        1,468
                                                                                                            --------------

                                                                                                                  281,281
                                                                                                            --------------

                                                             Net investment loss                                     (379)

                                                             Realized and change in unrealized gains
                                                             (losses) on investments
                                                             Net realized losses on investments                  (163,207)
                                                             Change in net unrealized appreciation on
                                                                  investments                                     154,696
                                                                                                            --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                      $    (8,890)
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                           $  15,139,350     $   8,882,637

Net decrease in net assets resulting from operations                                             (8,890)         (148,211)

Capital shares transactions
   Net premiums                                                                               8,226,445        10,855,748
   Transfers of policy loans                                                                      2,086               (37)
   Transfers of surrenders                                                                   (1,528,427)         (896,440)
   Transfers of death benefits                                                                 (453,012)         (202,830)
   Transfers of other terminations                                                             (768,321)         (417,802)
   Interfund and net transfers to general account                                              (344,539)       (2,933,715)
                                                                                         ---------------    --------------

     Net increase in net assets from capital share transactions                               5,134,232         6,404,924
                                                                                         ---------------    --------------

Total increase in net assets                                                                  5,125,342         6,256,713
                                                                                         ---------------    --------------

Net assets at end of year                                                                 $  20,264,692     $  15,139,350
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  152

Midland National Life Insurance Company
Separate Account C
PIMCO Variable Insurance Trust - High Yield Portfolio
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     1,191,403 shares (cost $9,060,351)      $   9,233,370       Dividend income                             $    456,832
                                                                 Capital gains distributions                            -
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                  456,832
                                                                                                            --------------
Net assets                                   $   9,233,370   Expenses:
                                             --------------
                                                                 Administrative expense                             2,456
                                                                 Mortality and expense risk                       139,485
                                                                 Contract maintenance charge                          481
                                                                                                            --------------

                                                                                                                  142,422
                                                                                                            --------------

                                                             Net investment income                                314,410

                                                             Realized and change in unrealized gains
                                                             (losses) on investments
                                                             Net realized losses on investments                  (184,506)
                                                             Change in net unrealized appreciation on
                                                                  investments                                     710,208
                                                                                                            --------------

                                                             Net increase in net assets resulting from
                                                              operations                                     $    840,112
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                           $   7,321,209     $  10,655,617

Net increase (decrease) in net assets resulting from operations                                 840,112          (373,766)

Capital shares transactions
   Net premiums                                                                               1,094,858         1,028,978
   Transfers of policy loans                                                                      1,960             3,760
   Transfers of surrenders                                                                   (1,092,447)       (2,195,089)
   Transfers of death benefits                                                                 (226,294)          (93,519)
   Transfers of other terminations                                                             (400,054)         (515,654)
   Interfund and net transfers from (to) general account                                      1,694,026        (1,189,118)
                                                                                         ---------------    --------------

     Net increase (decrease) in net assets from capital share transactions                    1,072,049        (2,960,642)
                                                                                         ---------------    --------------

Total increase (decrease) in net assets                                                       1,912,161        (3,334,408)
                                                                                         ---------------    --------------

Net assets at end of year                                                                 $   9,233,370     $   7,321,209
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  153

Midland National Life Insurance Company
Separate Account C
PIMCO Variable Insurance Trust - Real Return Portfolio
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     1,629,081 shares (cost $20,833,717)     $  19,988,829       Dividend income                             $    443,628
                                                                 Capital gains distributions                            -
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                  443,628
                                                                                                            --------------
Net assets                                   $  19,988,829   Expenses:
                                             --------------
                                                                 Administrative expense                               853
                                                                 Mortality and expense risk                       272,449
                                                                 Contract maintenance charge                        2,598
                                                                                                            --------------

                                                                                                                  275,900
                                                                                                            --------------

                                                             Net investment income                                167,728

                                                             Realized and change in unrealized gains
                                                             (losses) on investments
                                                             Net realized losses on investments                  (319,040)
                                                             Change in net unrealized appreciation on
                                                                  investments                                     836,006
                                                                                                            --------------

                                                             Net increase in net assets resulting from
                                                              operations                                     $    684,694
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                           $  19,823,710     $  13,711,387

Net increase (decrease) in net assets resulting from operations                                 684,694          (810,059)

Capital shares transactions
   Net premiums                                                                               3,823,238         8,870,335
   Transfers of policy loans                                                                      1,977               (35)
   Transfers of surrenders                                                                   (1,680,662)       (1,162,672)
   Transfers of death benefits                                                                 (748,442)         (393,759)
   Transfers of other terminations                                                           (1,076,752)         (642,574)
   Interfund and net transfers (to) from general account                                       (838,934)          251,087
                                                                                         ---------------    --------------

     Net (decrease) increase in net assets from capital share transactions                     (519,575)        6,922,382
                                                                                         ---------------    --------------

Total increase in net assets                                                                    165,119         6,112,323
                                                                                         ---------------    --------------

Net assets at end of year                                                                 $  19,988,829     $  19,823,710
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  154

Midland National Life Insurance Company
Separate Account C
PIMCO Variable Insurance Trust - All Asset Portfolio
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     480,013 shares (cost $5,012,199)        $   4,857,731       Dividend income                             $    120,051
                                                                 Capital gains distributions                            -
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                  120,051
                                                                                                            --------------
Net assets                                   $   4,857,731   Expenses:
                                             --------------
                                                                 Administrative expense                               242
                                                                 Mortality and expense risk                        67,842
                                                                 Contract maintenance charge                          332
                                                                                                            --------------

                                                                                                                   68,416
                                                                                                            --------------

                                                             Net investment income                                 51,635

                                                             Realized and change in unrealized gains
                                                             (losses) on investments
                                                             Net realized losses on investments                   (88,768)
                                                             Change in net unrealized appreciation on
                                                                  investments                                     547,678
                                                                                                            --------------

                                                             Net increase in net assets resulting from
                                                              operations                                     $    510,545
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                           $   4,283,204     $   3,802,685

Net increase (decrease) in net assets resulting from operations                                 510,545          (491,423)

Capital shares transactions
   Net premiums                                                                                 528,143         1,744,448
   Transfers of policy loans                                                                          -                 -
   Transfers of surrenders                                                                     (195,546)         (195,470)
   Transfers of death benefits                                                                  (40,941)           (7,856)
   Transfers of other terminations                                                             (208,574)          (87,427)
   Interfund and net transfers to general account                                               (19,100)         (481,753)
                                                                                         ---------------    --------------

     Net increase in net assets from capital share transactions                                  63,982           971,942
                                                                                         ---------------    --------------

Total increase in net assets                                                                    574,527           480,519
                                                                                         ---------------    --------------

Net assets at end of year                                                                 $   4,857,731     $   4,283,204
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  155

Midland National Life Insurance Company
Separate Account C
PIMCO Variable Insurance Trust - Global Multi-Asset Managed Allocation Portfolio
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     29,561 shares (cost $343,732)            $    341,433       Dividend income                              $     7,873
                                                                 Capital gains distributions                            -
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                    7,873
                                                                                                            --------------
Net assets                                    $    341,433     Expenses
                                             --------------
                                                                 Administrative expense                                 -
                                                                 Mortality and expense risk                         4,455
                                                                 Contract maintenance charge                           50
                                                                                                            --------------

                                                                                                                    4,505
                                                                                                            --------------

                                                             Net investment income                                  3,368

                                                             Realized and change in unrealized gains
                                                             (losses) on investments
                                                             Net realized losses on investments                    (2,381)
                                                             Change in net unrealized appreciation on
                                                                  investments                                       7,130
                                                                                                            --------------

                                                             Net increase in net assets resulting from
                                                              operations                                      $     8,117
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                            $    332,894      $    292,661

Net increase (decrease) in net assets resulting from operations                                   8,117            (2,422)

Capital shares transactions
   Net premiums                                                                                  16,920            62,703
   Transfers of policy loans                                                                          -                 -
   Transfers of surrenders                                                                            -                 -
   Transfers of death benefits                                                                        -                 -
   Transfers of other terminations                                                               (6,152)           (7,170)
   Interfund and net transfers to general account                                               (10,346)          (12,878)
                                                                                         ---------------    --------------

     Net increase in net assets from capital share transactions                                     422            42,655
                                                                                         ---------------    --------------

Total increase in net assets                                                                      8,539            40,233
                                                                                         ---------------    --------------

Net assets at end of year                                                                  $    341,433      $    332,894
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  156

Midland National Life Insurance Company
Separate Account C
PIMCO Variable Insurance Trust - Short-Term Portfolio
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     4,353,489 shares (cost $44,891,821)     $  44,840,939       Dividend income                             $    685,725
                                                                 Capital gains distributions                      215,302
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                  901,027
                                                                                                            --------------
Net assets                                   $  44,840,939     Expenses
                                             --------------
                                                                 Administrative expense                                 -
                                                                 Mortality and expense risk                       603,743
                                                                 Contract maintenance charge                        5,554
                                                                                                            --------------

                                                                                                                  609,297
                                                                                                            --------------

                                                             Net investment income                                291,730

                                                             Realized and change in unrealized gains
                                                             on investments
                                                             Net realized gains on investments                      3,876
                                                             Change in net unrealized appreciation on
                                                                  investments                                     131,239
                                                                                                            --------------

                                                             Net increase in net assets resulting from
                                                              operations                                     $    426,845
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                           $  48,977,991     $  28,719,578

Net increase (decrease) in net assets resulting from operations                                 426,845          (232,746)

Capital shares transactions
   Net premiums                                                                               8,420,139        27,709,585
   Transfers of policy loans                                                                          -                 -
   Transfers of surrenders                                                                   (3,442,322)       (1,697,902)
   Transfers of death benefits                                                               (2,434,273)       (1,542,322)
   Transfers of other terminations                                                           (2,533,690)       (2,000,449)
   Interfund and net transfers to general account                                            (4,573,751)       (1,977,753)
                                                                                         ---------------    --------------

     Net (decrease) increase in net assets from capital share transactions                   (4,563,897)       20,491,159
                                                                                         ---------------    --------------

Total (decrease) increase in net assets                                                      (4,137,052)       20,258,413
                                                                                         ---------------    --------------

Net assets at end of year                                                                 $  44,840,939     $  48,977,991
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  157

Midland National Life Insurance Company
Separate Account C
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     73,184 shares (cost $934,011)            $    920,654       Dividend income                              $    45,606
                                                                 Capital gains distributions                            -
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                   45,606
                                                                                                            --------------
Net assets                                    $    920,654     Expenses
                                             --------------
                                                                 Administrative expense                                 -
                                                                 Mortality and expense risk                        11,330
                                                                 Contract maintenance charge                           68
                                                                                                            --------------

                                                                                                                   11,398
                                                                                                            --------------

                                                             Net investment income                                 34,208

                                                             Realized and change in unrealized gains
                                                             (losses) on investments
                                                             Net realized losses on investments                   (31,892)
                                                             Change in net unrealized appreciation on
                                                                  investments                                      86,839
                                                                                                            --------------

                                                             Net increase in net assets resulting from
                                                              operations                                      $    89,155
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                            $    839,198      $    593,217

Net increase (decrease) in net assets resulting from operations                                  89,155           (34,801)

Capital shares transactions
   Net premiums                                                                                  97,311           390,134
   Transfers of policy loans                                                                          -                 -
   Transfers of surrenders                                                                      (14,937)           (8,428)
   Transfers of death benefits                                                                  (68,875)                -
   Transfers of other terminations                                                              (31,018)          (30,060)
   Interfund and net transfers from (to) general account                                          9,820           (70,864)
                                                                                         ---------------    --------------

     Net (decrease) increase in net assets from capital share transactions                       (7,699)          280,782
                                                                                         ---------------    --------------

Total increase in net assets                                                                     81,456           245,981
                                                                                         ---------------    --------------

Net assets at end of year                                                                  $    920,654      $    839,198
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  158

Midland National Life Insurance Company
Separate Account C
PIMCO Variable Insurance Trust - Global (Unhedged) Bond Portfolio
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     32,870 shares (cost $387,300)            $    379,316       Dividend income                              $     5,921
                                                                 Capital gains distributions                            -
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                    5,921
                                                                                                            --------------
Net assets                                    $    379,316     Expenses
                                             --------------
                                                                 Administrative expense                                 -
                                                                 Mortality and expense risk                         5,381
                                                                 Contract maintenance charge                           42
                                                                                                            --------------

                                                                                                                    5,423
                                                                                                            --------------

                                                             Net investment income                                    498

                                                             Realized and change in unrealized gains
                                                             (losses) on investments
                                                             Net realized losses on investments                   (10,405)
                                                             Change in net unrealized appreciation on
                                                                  investments                                      24,095
                                                                                                            --------------

                                                             Net increase in net assets resulting from
                                                              operations                                      $    14,188
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                            $    447,672      $    277,361

Net increase (decrease) in net assets resulting from operations                                  14,188           (18,761)

Capital shares transactions
   Net premiums                                                                                  11,731           118,462
   Transfers of policy loans                                                                          -                 -
   Transfers of surrenders                                                                       (4,486)           (1,157)
   Transfers of death benefits                                                                  (37,714)          (19,790)
   Transfers of other terminations                                                              (36,050)          (17,579)
   Interfund and net transfers (to) from general account                                        (16,025)          109,136
                                                                                         ---------------    --------------

     Net (decrease) increase in net assets from capital share transactions                      (82,544)          189,072
                                                                                         ---------------    --------------

Total (decrease) increase in net assets                                                         (68,356)          170,311
                                                                                         ---------------    --------------

Net assets at end of year                                                                  $    379,316      $    447,672
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  159

Midland National Life Insurance Company
Separate Account C
PIMCO Variable Insurance Trust - Commodity Real Return Strategy Portfolio
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     896,055 shares (cost $8,410,946)        $   7,123,636       Dividend income                              $    69,685
                                                                 Capital gains distributions                            -
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                   69,685
                                                                                                            --------------
Net assets                                   $   7,123,636     Expenses
                                             --------------
                                                                 Administrative expense                                 -
                                                                 Mortality and expense risk                        89,405
                                                                 Contract maintenance charge                        1,048
                                                                                                            --------------

                                                                                                                   90,453
                                                                                                            --------------

                                                             Net investment loss                                  (20,768)

                                                             Realized and change in unrealized gains
                                                             (losses) on investments
                                                             Net realized losses on investments                  (616,871)
                                                             Change in net unrealized appreciation on
                                                                  investments                                   1,525,179
                                                                                                            --------------

                                                             Net increase in net assets resulting from
                                                              operations                                     $    887,540
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                           $   6,181,911     $   4,386,635

Net increase (decrease) in net assets resulting from operations                                 887,540        (1,966,745)

Capital shares transactions
   Net premiums                                                                                 950,978         3,583,089
   Transfers of policy loans                                                                          -                 -
   Transfers of surrenders                                                                     (406,775)         (208,697)
   Transfers of death benefits                                                                 (257,007)         (148,408)
   Transfers of other terminations                                                             (286,246)         (225,944)
   Interfund and net transfers from general account                                              53,235           761,981
                                                                                         ---------------    --------------

     Net increase in net assets from capital share transactions                                  54,185         3,762,021
                                                                                         ---------------    --------------

Total increase in net assets                                                                    941,725         1,795,276
                                                                                         ---------------    --------------

Net assets at end of year                                                                 $   7,123,636     $   6,181,911
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  160

Midland National Life Insurance Company
Separate Account C
PIMCO Variable Insurance Trust - Foreign Bond (USD-Hedged) Adv Portfolio
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     39,542 shares (cost $437,081)            $    435,755       Dividend income                              $     4,379
                                                                 Capital gains distributions                        1,594
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                    5,973
                                                                                                            --------------
Net assets                                    $    435,755     Expenses
                                             --------------
                                                                 Administrative expense                                 -
                                                                 Mortality and expense risk                         3,141
                                                                 Contract maintenance charge                           43
                                                                                                            --------------

                                                                                                                    3,184
                                                                                                            --------------

                                                             Net investment income                                  2,789

                                                             Realized and change in unrealized gains
                                                             on investments
                                                             Net realized gains on investments                        571
                                                             Change in net unrealized appreciation on
                                                                  investments                                       2,473
                                                                                                            --------------

                                                             Net increase in net assets resulting from
                                                              operations                                      $     5,833
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                            $    133,478         $       -

Net increase (decrease) in net assets resulting from operations                                   5,833              (383)

Capital shares transactions
   Net premiums                                                                                 214,682            38,012
   Transfers of policy loans                                                                          -                 -
   Transfers of surrenders                                                                       (2,372)                -
   Transfers of death benefits                                                                   (4,144)                -
   Transfers of other terminations                                                               (5,445)           (2,723)
   Interfund and net transfers from general account                                              93,723            98,572
                                                                                         ---------------    --------------

     Net increase in net assets from capital share transactions                                 296,444           133,861
                                                                                         ---------------    --------------

Total increase in net assets                                                                    302,277           133,478
                                                                                         ---------------    --------------

Net assets at end of year                                                                  $    435,755      $    133,478
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  161

Midland National Life Insurance Company
Separate Account C
PIMCO Variable Insurance Trust - Unconstrained Bond Adv Portfolio
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     181,032 shares (cost $1,806,817)        $   1,848,338       Dividend income                              $    23,481
                                                                 Capital gains distributions                            -
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                   23,481
                                                                                                            --------------
Net assets                                   $   1,848,338     Expenses
                                             --------------
                                                                 Administrative expense                                 -
                                                                 Mortality and expense risk                        18,405
                                                                 Contract maintenance charge                          108
                                                                                                            --------------

                                                                                                                   18,513
                                                                                                            --------------

                                                             Net investment income                                  4,968

                                                             Realized and change in unrealized gains
                                                             (losses) on investments
                                                             Net realized losses on investments                    (5,453)
                                                             Change in net unrealized appreciation on
                                                                  investments                                      60,572
                                                                                                            --------------

                                                             Net increase in net assets resulting from
                                                              operations                                      $    60,087
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                            $    778,126         $       -

Net increase (decrease) in net assets resulting from operations                                  60,087            (6,657)

Capital shares transactions
   Net premiums                                                                                 847,751           752,722
   Transfers of policy loans                                                                          -                 -
   Transfers of surrenders                                                                       (5,132)          (12,209)
   Transfers of death benefits                                                                   (2,167)                -
   Transfers of other terminations                                                              (25,880)           (7,030)
   Interfund and net transfers from general account                                             195,553            51,300
                                                                                         ---------------    --------------

     Net increase in net assets from capital share transactions                               1,010,125           784,783
                                                                                         ---------------    --------------

Total increase in net assets                                                                  1,070,212           778,126
                                                                                         ---------------    --------------

Net assets at end of year                                                                 $   1,848,338      $    778,126
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  162

Midland National Life Insurance Company
Separate Account C
Goldman Sachs Variable Insurance Trust - Small Cap Equity Insights Fund
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     165,284 shares (cost $2,254,179)        $   2,279,264       Dividend income                              $    22,650
                                                                 Capital gains distributions                       54,038
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                   76,688
                                                                                                            --------------
Net assets                                   $   2,279,264   Expenses:
                                             --------------
                                                                 Administrative expense                               714
                                                                 Mortality and expense risk                        25,295
                                                                 Contract maintenance charge                           26
                                                                                                            --------------

                                                                                                                   26,035
                                                                                                            --------------

                                                             Net investment income                                 50,653

                                                             Realized and change in unrealized gains
                                                             (losses) on investments
                                                             Net realized losses on investments                   (82,854)
                                                             Change in net unrealized appreciation on
                                                                  investments                                     323,476
                                                                                                            --------------

                                                             Net increase in net assets resulting from
                                                              operations                                     $    291,275
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                           $   1,562,783     $   2,895,798

Net increase in net assets resulting from operations                                            291,275             6,186

Capital shares transactions
   Net premiums                                                                                  96,783            11,638
   Transfers of policy loans                                                                      1,645             1,356
   Transfers of surrenders                                                                     (262,095)         (300,161)
   Transfers of death benefits                                                                  (35,354)          (11,588)
   Transfers of other terminations                                                              (38,798)         (184,445)
   Interfund and net transfers from (to) general account                                        663,025          (856,001)
                                                                                         ---------------    --------------

     Net increase (decrease) in net assets from capital share transactions                      425,206        (1,339,201)
                                                                                         ---------------    --------------

Total increase (decrease) in net assets                                                         716,481        (1,333,015)
                                                                                         ---------------    --------------

Net assets at end of year                                                                 $   2,279,264     $   1,562,783
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  163

Midland National Life Insurance Company
Separate Account C
Goldman Sachs Variable Insurance Trust - Large Cap Value Fund
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     28,903 shares (cost $312,958)            $    293,658       Dividend income                              $     6,053
                                                                 Capital gains distributions                        2,906
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                    8,959
                                                                                                            --------------
Net assets                                    $    293,658   Expenses:
                                             --------------
                                                                 Administrative expense                               101
                                                                 Mortality and expense risk                         3,719
                                                                 Contract maintenance charge                            -
                                                                                                            --------------

                                                                                                                    3,820
                                                                                                            --------------

                                                             Net investment income                                  5,139

                                                             Realized and change in unrealized gains
                                                             (losses) on investments
                                                             Net realized losses on investments                   (52,546)
                                                             Change in net unrealized appreciation on
                                                                  investments                                      68,806
                                                                                                            --------------

                                                             Net increase in net assets resulting from
                                                              operations                                      $    21,399
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                            $    309,133      $    383,052

Net increase (decrease) in net assets resulting from operations                                  21,399           (19,384)

Capital shares transactions
   Net premiums                                                                                   5,716             4,647
   Transfers of policy loans                                                                        (27)              (34)
   Transfers of surrenders                                                                      (32,727)           (7,450)
   Transfers of death benefits                                                                        -                 -
   Transfers of other terminations                                                               (6,048)          (14,212)
   Interfund and net transfers to general account                                                (3,788)          (37,486)
                                                                                         ---------------    --------------

     Net decrease in net assets from capital share transactions                                 (36,874)          (54,535)
                                                                                         ---------------    --------------

Total decrease in net assets                                                                    (15,475)          (73,919)
                                                                                         ---------------    --------------

Net assets at end of year                                                                  $    293,658      $    309,133
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  164

Midland National Life Insurance Company
Separate Account C
Goldman Sachs Variable Insurance Trust - Mid Cap Value Fund
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     259,151 shares (cost $4,202,751)        $   4,206,027       Dividend income                              $    55,296
                                                                 Capital gains distributions                        2,234
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                   57,530
                                                                                                            --------------
Net assets                                   $   4,206,027   Expenses:
                                             --------------
                                                                 Administrative expense                             1,402
                                                                 Mortality and expense risk                        59,128
                                                                 Contract maintenance charge                            -
                                                                                                            --------------

                                                                                                                   60,530
                                                                                                            --------------

                                                             Net investment loss                                   (3,000)

                                                             Realized and change in unrealized gains
                                                             on investments
                                                             Net realized gains on investments                     29,202
                                                             Change in net unrealized appreciation on
                                                                  investments                                     481,449
                                                                                                            --------------

                                                             Net increase in net assets resulting from
                                                              operations                                     $    507,651
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                           $   4,229,155     $   5,812,967

Net increase (decrease) in net assets resulting from operations                                 507,651          (506,957)

Capital shares transactions
   Net premiums                                                                                  69,283           102,557
   Transfers of policy loans                                                                      2,051            11,824
   Transfers of surrenders                                                                     (385,004)         (617,947)
   Transfers of death benefits                                                                  (13,269)          (92,695)
   Transfers of other terminations                                                             (172,739)         (179,309)
   Interfund and net transfers to general account                                               (31,101)         (301,285)
                                                                                         ---------------    --------------

     Net decrease in net assets from capital share transactions                                (530,779)       (1,076,855)
                                                                                         ---------------    --------------

Total decrease in net assets                                                                    (23,128)       (1,583,812)
                                                                                         ---------------    --------------

Net assets at end of year                                                                 $   4,206,027     $   4,229,155
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  165

Midland National Life Insurance Company
Separate Account C
Neuberger Berman Advisors Management Trust - SmallCap Growth Portfolio
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     0 shares (cost $0)                          $       -       Dividend income                                $       -
                                                                 Capital gains distributions                            -
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                        -
                                                                                                            --------------
Net assets                                       $       -   Expenses:
                                             --------------
                                                                 Administrative expense                                 -
                                                                 Mortality and expense risk                             -
                                                                 Contract maintenance charge                            -
                                                                                                            --------------

                                                                                                                        -
                                                                                                            --------------

                                                             Net investment income                                      -

                                                             Realized and change in unrealized gains
                                                             on investments
                                                             Net realized gains on investments                          -
                                                             Change in net unrealized appreciation on
                                                                  investments                                           -
                                                                                                            --------------

                                                             Net increase in net assets resulting from
                                                              operations                                        $       -
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                              $        -      $    360,668

Net increase (decrease) in net assets resulting from operations                                       -           (14,220)

Capital shares transactions
   Net premiums                                                                                       -               625
   Transfers of policy loans                                                                          -                 -
   Transfers of surrenders                                                                            -            (6,792)
   Transfers of death benefits                                                                        -            (2,575)
   Transfers of other terminations                                                                    -            (9,931)
   Interfund and net transfers from (to) general account                                              -          (327,775)
                                                                                         ---------------    --------------

     Net increase (decrease) in net assets from capital share transactions                            -          (346,448)
                                                                                         ---------------    --------------

Total increase (decrease) in net assets                                                               -          (360,668)
                                                                                         ---------------    --------------

Net assets at end of year                                                                    $        -         $       -
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  166

Midland National Life Insurance Company
Separate Account C
Neuberger Berman Advisors Management Trust - Mid-Cap Growth Portfolio
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     27,789 shares (cost $600,171)            $    586,906       Dividend income                                $       -
                                                                 Capital gains distributions                       31,072
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                   31,072
                                                                                                            --------------
Net assets                                    $    586,906   Expenses:
                                             --------------
                                                                 Administrative expense                               261
                                                                 Mortality and expense risk                        10,074
                                                                 Contract maintenance charge                            -
                                                                                                            --------------

                                                                                                                   10,335
                                                                                                            --------------

                                                             Net investment income                                 20,737

                                                             Realized and change in unrealized gains
                                                             (losses) on investments
                                                             Net realized losses on investments                   (50,379)
                                                             Change in net unrealized appreciation on
                                                                  investments                                      50,095
                                                                                                            --------------

                                                             Net increase in net assets resulting from
                                                              operations                                      $    20,453
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                            $    819,708     $   1,876,489

Net increase (decrease) in net assets resulting from operations                                  20,453           (20,252)

Capital shares transactions
   Net premiums                                                                                  14,719             7,319
   Transfers of policy loans                                                                          -                 -
   Transfers of surrenders                                                                      (19,366)          (23,126)
   Transfers of death benefits                                                                   (3,452)                -
   Transfers of other terminations                                                               (8,697)          (17,878)
   Interfund and net transfers to general account                                              (236,459)       (1,002,844)
                                                                                         ---------------    --------------

     Net decrease in net assets from capital share transactions                                (253,255)       (1,036,529)
                                                                                         ---------------    --------------

Total decrease in net assets                                                                   (232,802)       (1,056,781)
                                                                                         ---------------    --------------

Net assets at end of year                                                                  $    586,906      $    819,708
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  167

Midland National Life Insurance Company
Separate Account C
Neuberger Berman Advisors Management Trust - AMT Mid Cap Intrinsic Value Portfolio
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     21,781 shares (cost $362,841)            $    368,313       Dividend income                              $     1,729
                                                                 Capital gains distributions                       19,659
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                   21,388
                                                                                                            --------------
Net assets                                    $    368,313   Expenses:
                                             --------------
                                                                 Administrative expense                               261
                                                                 Mortality and expense risk                         5,298
                                                                 Contract maintenance charge                            7
                                                                                                            --------------

                                                                                                                    5,566
                                                                                                            --------------

                                                             Net investment income                                 15,822

                                                             Realized and change in unrealized gains
                                                             on investments
                                                             Net realized gains on investments                     26,117
                                                             Change in net unrealized appreciation on
                                                                  investments                                      28,805
                                                                                                            --------------

                                                             Net increase in net assets resulting from
                                                              operations                                      $    70,744
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                            $    161,943      $    200,847

Net increase (decrease) in net assets resulting from operations                                  70,744           (20,322)

Capital shares transactions
   Net premiums                                                                                  20,269            20,433
   Transfers of policy loans                                                                         (3)                -
   Transfers of surrenders                                                                      (26,229)           (5,597)
   Transfers of death benefits                                                                        -                 -
   Transfers of other terminations                                                               (9,931)          (13,505)
   Interfund and net transfers from (to) general account                                        151,520           (19,913)
                                                                                         ---------------    --------------

     Net increase (decrease) in net assets from capital share transactions                      135,626           (18,582)
                                                                                         ---------------    --------------

Total increase (decrease) in net assets                                                         206,370           (38,904)
                                                                                         ---------------    --------------

Net assets at end of year                                                                  $    368,313      $    161,943
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  168

Midland National Life Insurance Company
Separate Account C
Dreyfus Variable Investment Fund - Appreciation Portfolio
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     13,114 shares (cost $576,022)            $    533,985       Dividend income                              $     9,557
                                                                 Capital gains distributions                       99,917
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                  109,474
                                                                                                            --------------
Net assets                                    $    533,985   Expenses:
                                             --------------
                                                                 Administrative expense                               228
                                                                 Mortality and expense risk                        17,063
                                                                 Contract maintenance charge                            -
                                                                                                            --------------

                                                                                                                   17,291
                                                                                                            --------------

                                                             Net investment income                                 92,183

                                                             Realized and change in unrealized losses
                                                             on investments
                                                             Net realized losses on investments                   (50,260)
                                                             Change in net unrealized depreciation on
                                                                  investments                                      (9,065)
                                                                                                            --------------

                                                             Net increase in net assets resulting from
                                                              operations                                      $    32,858
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                            $    728,631     $   1,330,700

Net increase (decrease) in net assets resulting from operations                                  32,858           (56,944)

Capital shares transactions
   Net premiums                                                                                       3                 -
   Transfers of policy loans                                                                          -                 -
   Transfers of surrenders                                                                     (141,361)          (66,024)
   Transfers of death benefits                                                                  (32,867)                -
   Transfers of other terminations                                                              (18,055)          (30,779)
   Interfund and net transfers to general account                                               (35,224)         (448,322)
                                                                                         ---------------    --------------

     Net decrease in net assets from capital share transactions                                (227,504)         (545,125)
                                                                                         ---------------    --------------

Total decrease in net assets                                                                   (194,646)         (602,069)
                                                                                         ---------------    --------------

Net assets at end of year                                                                  $    533,985      $    728,631
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  169

Midland National Life Insurance Company
Separate Account C
Dreyfus Variable Investment Fund - International Value Portfolio
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     3,782 shares (cost $43,593)               $    36,762       Dividend income                              $     1,008
                                                                 Capital gains distributions                            -
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                    1,008
                                                                                                            --------------
Net assets                                     $    36,762   Expenses:
                                             --------------
                                                                 Administrative expense                                 7
                                                                 Mortality and expense risk                           935
                                                                 Contract maintenance charge                            -
                                                                                                            --------------

                                                                                                                      942
                                                                                                            --------------

                                                             Net investment income                                     66

                                                             Realized and change in unrealized gains
                                                             (losses) on investments
                                                             Net realized losses on investments                    (4,182)
                                                             Change in net unrealized appreciation on
                                                                  investments                                       2,021
                                                                                                            --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                      $    (2,095)
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                            $     58,580       $    94,495

Net decrease in net assets resulting from operations                                             (2,095)           (5,729)

Capital shares transactions
   Net premiums                                                                                       -                 2
   Transfers of policy loans                                                                          -                 -
   Transfers of surrenders                                                                       (3,641)           (4,402)
   Transfers of death benefits                                                                   (8,071)             (307)
   Transfers of other terminations                                                               (8,609)           (3,749)
   Interfund and net transfers from (to) general account                                            598           (21,730)
                                                                                         ---------------    --------------

     Net decrease in net assets from capital share transactions                                 (19,723)          (30,186)
                                                                                         ---------------    --------------

Total decrease in net assets                                                                    (21,818)          (35,915)
                                                                                         ---------------    --------------

Net assets at end of year                                                                  $     36,762       $    58,580
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  170

Midland National Life Insurance Company
Separate Account C
Dreyfus Variable Investment Fund - Socially Responsible Growth Portfolio
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     829 shares (cost $30,902)                 $    31,051       Dividend income                               $      310
                                                                 Capital gains distributions                        2,970
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                    3,280
                                                                                                            --------------
Net assets                                     $    31,051   Expenses:
                                             --------------
                                                                 Administrative expense                                23
                                                                 Mortality and expense risk                           827
                                                                 Contract maintenance charge                            -
                                                                                                            --------------

                                                                                                                      850
                                                                                                            --------------

                                                             Net investment income                                  2,430

                                                             Realized and change in unrealized gains
                                                             (losses) on investments
                                                             Net realized losses on investments                    (3,441)
                                                             Change in net unrealized appreciation on
                                                                  investments                                       3,022
                                                                                                            --------------

                                                             Net increase in net assets resulting from
                                                              operations                                      $     2,011
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                            $     30,058      $    194,250

Net increase (decrease) in net assets resulting from operations                                   2,011            (1,989)

Capital shares transactions
   Net premiums                                                                                     444               475
   Transfers of policy loans                                                                          -                 -
   Transfers of surrenders                                                                         (470)           (8,488)
   Transfers of death benefits                                                                        -                 -
   Transfers of other terminations                                                               (1,473)           (2,778)
   Interfund and net transfers from (to) general account                                            481          (151,412)
                                                                                         ---------------    --------------

     Net decrease in net assets from capital share transactions                                  (1,018)         (162,203)
                                                                                         ---------------    --------------

Total increase (decrease) in net assets                                                             993          (164,192)
                                                                                         ---------------    --------------

Net assets at end of year                                                                  $     31,051       $    30,058
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  171

Midland National Life Insurance Company
Separate Account C
Invesco Van Kampen Variable Insurance Fund - Growth and Income Portfolio
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     49,012 shares (cost $1,022,652)         $   1,030,227       Dividend income                              $     7,720
                                                                 Capital gains distributions                       81,689
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                   89,409
                                                                                                            --------------
Net assets                                   $   1,030,227   Expenses:
                                             --------------
                                                                 Administrative expense                               248
                                                                 Mortality and expense risk                        24,254
                                                                 Contract maintenance charge                            -
                                                                                                            --------------

                                                                                                                   24,502
                                                                                                            --------------

                                                             Net investment income                                 64,907

                                                             Realized and change in unrealized gains
                                                             (losses) on investments
                                                             Net realized losses on investments                   (30,752)
                                                             Change in net unrealized appreciation on
                                                                  investments                                     132,483
                                                                                                            --------------

                                                             Net increase in net assets resulting from
                                                              operations                                     $    166,638
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                            $    882,498     $   1,839,587

Net increase (decrease) in net assets resulting from operations                                 166,638          (119,380)

Capital shares transactions
   Net premiums                                                                                       1                 -
   Transfers of policy loans                                                                          -                 -
   Transfers of surrenders                                                                      (24,958)          (52,243)
   Transfers of death benefits                                                                        -                 -
   Transfers of other terminations                                                              (23,421)         (109,937)
   Interfund and net transfers from (to) general account                                         29,469          (675,529)
                                                                                         ---------------    --------------

     Net decrease in net assets from capital share transactions                                 (18,909)         (837,709)
                                                                                         ---------------    --------------

Total increase (decrease) in net assets                                                         147,729          (957,089)
                                                                                         ---------------    --------------

Net assets at end of year                                                                 $   1,030,227      $    882,498
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  172

Midland National Life Insurance Company
Separate Account C
Invesco Van Kampen Variable Insurance Fund - Value Opportunities Fund
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     10,284 shares (cost $62,473)              $    66,332       Dividend income                               $       35
                                                                 Capital gains distributions                       13,732
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                   13,767
                                                                                                            --------------
Net assets                                     $    66,332   Expenses:
                                             --------------
                                                                 Administrative expense                                 -
                                                                 Mortality and expense risk                         1,167
                                                                 Contract maintenance charge                            -
                                                                                                            --------------

                                                                                                                    1,167
                                                                                                            --------------

                                                             Net investment income                                 12,600

                                                             Realized and change in unrealized gains
                                                             (losses) on investments
                                                             Net realized gains on investments                        339
                                                             Change in net unrealized depreciation on
                                                                  investments                                      (6,054)
                                                                                                            --------------

                                                             Net increase in net assets resulting from
                                                              operations                                      $     6,885
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                            $     52,337       $    63,294

Net increase (decrease) in net assets resulting from operations                                   6,885            (8,581)

Capital shares transactions
   Net premiums                                                                                       1                 1
   Transfers of policy loans                                                                          -                 -
   Transfers of surrenders                                                                       (2,955)                -
   Transfers of death benefits                                                                        -                 -
   Transfers of other terminations                                                               (2,130)           (2,380)
   Interfund and net transfers from general account                                              12,194                 3
                                                                                         ---------------    --------------

     Net increase (decrease) in net assets from capital share transactions                        7,110            (2,376)
                                                                                         ---------------    --------------

Total increase (decrease) in net assets                                                          13,995           (10,957)
                                                                                         ---------------    --------------

Net assets at end of year                                                                  $     66,332       $    52,337
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  173

Midland National Life Insurance Company
Separate Account C
Invesco Van Kampen Variable Insurance Fund - American Value Fund
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     12,551 shares (cost $216,418)            $    212,113       Dividend income                               $      265
                                                                 Capital gains distributions                       12,863
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                   13,128
                                                                                                            --------------
Net assets                                    $    212,113   Expenses:
                                             --------------
                                                                 Administrative expense                                81
                                                                 Mortality and expense risk                         5,613
                                                                 Contract maintenance charge                            -
                                                                                                            --------------

                                                                                                                    5,694
                                                                                                            --------------

                                                             Net investment income                                  7,434

                                                             Realized and change in unrealized gains
                                                             (losses) on investments
                                                             Net realized losses on investments                   (28,341)
                                                             Change in net unrealized appreciation on
                                                                  investments                                      40,595
                                                                                                            --------------

                                                             Net increase in net assets resulting from
                                                              operations                                      $    19,688
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                            $    308,476      $    483,229

Net increase (decrease) in net assets resulting from operations                                  19,688           (38,633)

Capital shares transactions
   Net premiums                                                                                       -                 -
   Transfers of policy loans                                                                          -                 -
   Transfers of surrenders                                                                      (54,381)          (34,142)
   Transfers of death benefits                                                                   (3,428)                -
   Transfers of other terminations                                                              (11,698)          (96,985)
   Interfund and net transfers to general account                                               (46,544)           (4,993)
                                                                                         ---------------    --------------

     Net decrease in net assets from capital share transactions                                (116,051)         (136,120)
                                                                                         ---------------    --------------

Total decrease in net assets                                                                    (96,363)         (174,753)
                                                                                         ---------------    --------------

Net assets at end of year                                                                  $    212,113      $    308,476
                                                                                         ---------------    --------------
                         The accompanying notes are an integral part of these financial statements

                                                  174

Midland National Life Insurance Company
Separate Account C
Morgan Stanley Universal Institutional Funds - Emerging Markets Debt Portfolio
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     18,648 shares (cost $151,188)            $    144,333       Dividend income                              $    11,200
                                                                 Capital gains distributions                            -
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                   11,200
                                                                                                            --------------
Net assets                                    $    144,333   Expenses:
                                             --------------
                                                                 Administrative expense                               114
                                                                 Mortality and expense risk                         4,471
                                                                 Contract maintenance charge                            -
                                                                                                            --------------

                                                                                                                    4,585
                                                                                                            --------------

                                                             Net investment income                                  6,615

                                                             Realized and change in unrealized gains
                                                             (losses) on investments
                                                             Net realized losses on investments                   (10,039)
                                                             Change in net unrealized appreciation on
                                                                  investments                                      17,054
                                                                                                            --------------

                                                             Net increase in net assets resulting from
                                                              operations                                      $    13,630
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                            $    160,927      $    523,209

Net increase (decrease) in net assets resulting from operations                                  13,630            (3,381)

Capital shares transactions
   Net premiums                                                                                   2,123                 -
   Transfers of policy loans                                                                          -                 -
   Transfers of surrenders                                                                      (39,494)         (238,257)
   Transfers of death benefits                                                                   (5,263)          (16,053)
   Transfers of other terminations                                                              (11,870)           (6,645)
   Interfund and net transfers from (to) general account                                         24,280           (97,946)
                                                                                         ---------------    --------------

     Net decrease in net assets from capital share transactions                                 (30,224)         (358,901)
                                                                                         ---------------    --------------

Total decrease in net assets                                                                    (16,594)         (362,282)
                                                                                         ---------------    --------------

Net assets at end of year                                                                  $    144,333      $    160,927
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  175

Midland National Life Insurance Company
Separate Account C
Morgan Stanley Universal Institutional Funds - Emerging Markets Equity Portfolio
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     17,637 shares (cost $245,996)            $    231,227       Dividend income                              $     1,457
                                                                 Capital gains distributions                            -
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                    1,457
                                                                                                            --------------
Net assets                                    $    231,227   Expenses:
                                             --------------
                                                                 Administrative expense                                92
                                                                 Mortality and expense risk                         6,386
                                                                 Contract maintenance charge                            -
                                                                                                            --------------

                                                                                                                    6,478
                                                                                                            --------------

                                                             Net investment loss                                   (5,021)

                                                             Realized and change in unrealized gains
                                                             (losses) on investments
                                                             Net realized losses on investments                   (15,937)
                                                             Change in net unrealized appreciation on
                                                                  investments                                      29,388
                                                                                                            --------------

                                                             Net increase in net assets resulting from
                                                              operations                                      $     8,430
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                            $    263,599      $    649,239

Net increase (decrease) in net assets resulting from operations                                   8,430           (37,435)

Capital shares transactions
   Net premiums                                                                                   2,141               199
   Transfers of policy loans                                                                          -                 -
   Transfers of surrenders                                                                      (75,518)         (258,957)
   Transfers of death benefits                                                                   (6,546)                -
   Transfers of other terminations                                                              (16,700)          (10,058)
   Interfund and net transfers from (to) general account                                         55,821           (79,389)
                                                                                         ---------------    --------------

     Net decrease in net assets from capital share transactions                                 (40,802)         (348,205)
                                                                                         ---------------    --------------

Total decrease in net assets                                                                    (32,372)         (385,640)
                                                                                         ---------------    --------------

Net assets at end of year                                                                  $    231,227      $    263,599
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  176

Midland National Life Insurance Company
Separate Account C
Morgan Stanley Universal Institutional Funds - Mid Cap Growth Portfolio
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     12,689 shares (cost $134,913)            $    108,488       Dividend income                              $     6,357
                                                                 Capital gains distributions                            -
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                    6,357
                                                                                                            --------------
Net assets                                    $    108,488   Expenses:
                                             --------------
                                                                 Administrative expense                                26
                                                                 Mortality and expense risk                         2,965
                                                                 Contract maintenance charge                            -
                                                                                                            --------------

                                                                                                                    2,991
                                                                                                            --------------

                                                             Net investment income                                  3,366

                                                             Realized and change in unrealized losses
                                                             on investments
                                                             Net realized losses on investments                    (7,571)
                                                             Change in net unrealized depreciation on
                                                                  investments                                     (10,609)
                                                                                                            --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                     $    (14,814)
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                            $    147,942      $    187,032

Net decrease in net assets resulting from operations                                            (14,814)          (12,788)

Capital shares transactions
   Net premiums                                                                                       -                 -
   Transfers of policy loans                                                                          -                 -
   Transfers of surrenders                                                                      (18,239)          (19,318)
   Transfers of death benefits                                                                        -                 -
   Transfers of other terminations                                                               (6,385)           (8,455)
   Interfund and net transfers (to) from general account                                            (16)            1,471
                                                                                         ---------------    --------------

     Net decrease in net assets from capital share transactions                                 (24,640)          (26,302)
                                                                                         ---------------    --------------

Total decrease in net assets                                                                    (39,454)          (39,090)
                                                                                         ---------------    --------------

Net assets at end of year                                                                  $    108,488      $    147,942
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  177

Midland National Life Insurance Company
Separate Account C
Morgan Stanley Universal Institutional Funds - U.S. Real Estate Portfolio
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     7,096 shares (cost $132,283)             $    150,865       Dividend income                              $     1,517
                                                                 Capital gains distributions                            -
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                    1,517
                                                                                                            --------------
Net assets                                    $    150,865   Expenses:
                                             --------------
                                                                 Administrative expense                                51
                                                                 Mortality and expense risk                         4,647
                                                                 Contract maintenance charge                            -
                                                                                                            --------------

                                                                                                                    4,698
                                                                                                            --------------

                                                             Net investment loss                                   (3,181)

                                                             Realized and change in unrealized gains
                                                             (losses) on investments
                                                             Net realized gains on investments                      9,877
                                                             Change in net unrealized depreciation on
                                                                  investments                                      (4,168)
                                                                                                            --------------

                                                             Net increase in net assets resulting from
                                                              operations                                      $     2,528
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                            $    287,167      $    434,889

Net increase (decrease) in net assets resulting from operations                                   2,528            (2,846)

Capital shares transactions
   Net premiums                                                                                   2,148               196
   Transfers of policy loans                                                                          -                 -
   Transfers of surrenders                                                                      (19,963)          (54,797)
   Transfers of death benefits                                                                        -              (654)
   Transfers of other terminations                                                               (7,297)           (5,706)
   Interfund and net transfers to general account                                              (113,718)          (83,915)
                                                                                         ---------------    --------------

     Net decrease in net assets from capital share transactions                                (138,830)         (144,876)
                                                                                         ---------------    --------------

Total decrease in net assets                                                                   (136,302)         (147,722)
                                                                                         ---------------    --------------

Net assets at end of year                                                                  $    150,865      $    287,167
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  178

Midland National Life Insurance Company
Separate Account C
Northern Lights Variable Trust - Adaptive Allocation Portfolio
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     642,921 shares (cost $6,238,666)        $   6,287,771       Dividend income                                $       -
                                                                 Capital gains distributions                            -
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                        -
                                                                                                            --------------
Net assets                                   $   6,287,771   Expenses:
                                             --------------
                                                                 Administrative expense                             2,370
                                                                 Mortality and expense risk                       124,238
                                                                 Contract maintenance charge                            -
                                                                                                            --------------

                                                                                                                  126,608
                                                                                                            --------------

                                                             Net investment loss                                 (126,608)

                                                             Realized and change in unrealized gains
                                                             (losses) on investments
                                                             Net realized losses on investments                  (106,864)
                                                             Change in net unrealized appreciation on
                                                                  investments                                     206,270
                                                                                                            --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                     $    (27,202)
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                           $   8,739,290     $  13,797,072

Net decrease in net assets resulting from operations                                            (27,202)         (917,987)

Capital shares transactions
   Net premiums                                                                                   2,042            11,446
   Transfers of policy loans                                                                          -                 -
   Transfers of surrenders                                                                   (1,214,732)         (402,391)
   Transfers of death benefits                                                                 (305,355)       (2,085,855)
   Transfers of other terminations                                                             (883,891)         (459,214)
   Interfund and net transfers to general account                                               (22,381)       (1,203,781)
                                                                                         ---------------    --------------

     Net decrease in net assets from capital share transactions                              (2,424,317)       (4,139,795)
                                                                                         ---------------    --------------

Total decrease in net assets                                                                 (2,451,519)       (5,057,782)
                                                                                         ---------------    --------------

Net assets at end of year                                                                 $   6,287,771     $   8,739,290
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  179

Midland National Life Insurance Company
Separate Account C
Northern Lights Variable Trust - Power Income Fund
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     121,565 shares (cost $1,183,592)        $   1,190,117       Dividend income                                $       -
                                                                 Capital gains distributions                            -
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                        -
                                                                                                            --------------
Net assets                                   $   1,190,117     Expenses
                                             --------------
                                                                 Administrative expense                                 -
                                                                 Mortality and expense risk                        19,903
                                                                 Contract maintenance charge                          160
                                                                                                            --------------

                                                                                                                   20,063
                                                                                                            --------------

                                                             Net investment loss                                  (20,063)

                                                             Realized and change in unrealized gains
                                                             (losses) on investments
                                                             Net realized losses on investments                   (69,240)
                                                             Change in net unrealized appreciation on
                                                                  investments                                     139,854
                                                                                                            --------------

                                                             Net increase in net assets resulting from
                                                              operations                                      $    50,551
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                           $   1,740,306     $   2,186,582

Net increase (decrease) in net assets resulting from operations                                  50,551           (65,809)

Capital shares transactions
   Net premiums                                                                                 388,338           629,574
   Transfers of policy loans                                                                          -                 -
   Transfers of surrenders                                                                     (101,537)         (208,299)
   Transfers of death benefits                                                                        -           (43,674)
   Transfers of other terminations                                                             (286,116)          (25,062)
   Interfund and net transfers to general account                                              (601,425)         (733,006)
                                                                                         ---------------    --------------

     Net decrease in net assets from capital share transactions                                (600,740)         (380,467)
                                                                                         ---------------    --------------

Total decrease in net assets                                                                   (550,189)         (446,276)
                                                                                         ---------------    --------------

Net assets at end of year                                                                 $   1,190,117     $   1,740,306
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  180

Midland National Life Insurance Company
Separate Account C
AB Variable Products Series - Real Estate Investment Portfolio
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     216,736 shares (cost $2,079,586)        $   2,009,142       Dividend income                              $    21,286
                                                                 Capital gains distributions                       70,087
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                   91,373
                                                                                                            --------------
Net assets                                   $   2,009,142     Expenses
                                             --------------
                                                                 Administrative expense                                 -
                                                                 Mortality and expense risk                        19,918
                                                                 Contract maintenance charge                          213
                                                                                                            --------------

                                                                                                                   20,131
                                                                                                            --------------

                                                             Net investment income                                 71,242

                                                             Realized and change in unrealized losses
                                                             on investments
                                                             Net realized losses on investments                   (10,361)
                                                             Change in net unrealized depreciation on
                                                                  investments                                     (13,711)
                                                                                                            --------------

                                                             Net increase in net assets resulting from
                                                              operations                                      $    47,170
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                           $   1,159,026      $    561,276

Net increase (decrease) in net assets resulting from operations                                  47,170            (5,940)

Capital shares transactions
   Net premiums                                                                                 678,037           710,532
   Transfers of policy loans                                                                          -                 -
   Transfers of surrenders                                                                      (61,369)          (27,839)
   Transfers of death benefits                                                                  (13,512)          (48,348)
   Transfers of other terminations                                                              (78,433)          (38,216)
   Interfund and net transfers from general account                                             278,223             7,561
                                                                                         ---------------    --------------

     Net increase in net assets from capital share transactions                                 802,946           603,690
                                                                                         ---------------    --------------

Total increase in net assets                                                                    850,116           597,750
                                                                                         ---------------    --------------

Net assets at end of year                                                                 $   2,009,142     $   1,159,026
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  181

Midland National Life Insurance Company
Separate Account C
AB Variable Products Series - Dynamic Asset Allocation Portfolio
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     71,018 shares (cost $811,238)            $    820,963       Dividend income                              $     4,053
                                                                 Capital gains distributions                          157
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                    4,210
                                                                                                            --------------
Net assets                                    $    820,963     Expenses
                                             --------------
                                                                 Administrative expense                                 -
                                                                 Mortality and expense risk                         8,878
                                                                 Contract maintenance charge                           89
                                                                                                            --------------

                                                                                                                    8,967
                                                                                                            --------------

                                                             Net investment loss                                   (4,757)

                                                             Realized and change in unrealized gains
                                                             on investments
                                                             Net realized gains on investments                      1,816
                                                             Change in net unrealized appreciation on
                                                                  investments                                      21,115
                                                                                                            --------------

                                                             Net increase in net assets resulting from
                                                              operations                                      $    18,174
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                            $    555,251      $    446,013

Net increase (decrease) in net assets resulting from operations                                  18,174           (17,614)

Capital shares transactions
   Net premiums                                                                                 258,813           185,556
   Transfers of policy loans                                                                          -                 -
   Transfers of surrenders                                                                      (11,932)          (14,798)
   Transfers of death benefits                                                                        -            (6,684)
   Transfers of other terminations                                                              (14,500)           (6,593)
   Interfund and net transfers from (to) general account                                         15,157           (30,629)
                                                                                         ---------------    --------------

     Net increase in net assets from capital share transactions                                 247,538           126,852
                                                                                         ---------------    --------------

Total increase in net assets                                                                    265,712           109,238
                                                                                         ---------------    --------------

Net assets at end of year                                                                  $    820,963      $    555,251
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  182

Midland National Life Insurance Company
Separate Account C
AB Variable Products Series - Small Cap Growth Portfolio
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     2,803 shares (cost $45,062)               $    33,521       Dividend income                                $       -
                                                                 Capital gains distributions                        7,625
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                    7,625
                                                                                                            --------------
Net assets                                     $    33,521     Expenses
                                             --------------
                                                                 Administrative expense                                 -
                                                                 Mortality and expense risk                           335
                                                                 Contract maintenance charge                            -
                                                                                                            --------------

                                                                                                                      335
                                                                                                            --------------

                                                             Net investment income                                  7,290

                                                             Realized and change in unrealized losses
                                                             on investments
                                                             Net realized losses on investments                      (551)
                                                             Change in net unrealized depreciation on
                                                                  investments                                      (5,210)
                                                                                                            --------------

                                                             Net increase in net assets resulting from
                                                              operations                                      $     1,529
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                            $     24,020       $    16,051

Net increase (decrease) in net assets resulting from operations                                   1,529            (1,278)

Capital shares transactions
   Net premiums                                                                                       -             9,163
   Transfers of policy loans                                                                          -                 -
   Transfers of surrenders                                                                            -                 -
   Transfers of death benefits                                                                        -                 -
   Transfers of other terminations                                                                 (731)                -
   Interfund and net transfers from general account                                               8,703                84
                                                                                         ---------------    --------------

     Net increase in net assets from capital share transactions                                   7,972             9,247
                                                                                         ---------------    --------------

Total increase in net assets                                                                      9,501             7,969
                                                                                         ---------------    --------------

Net assets at end of year                                                                  $     33,521       $    24,020
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  183

Midland National Life Insurance Company
Separate Account C
AB Variable Products Series - Small Mid Cap Value Portfolio
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     101,491 shares (cost $2,019,707)        $   2,041,996       Dividend income                              $     4,634
                                                                 Capital gains distributions                       76,187
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                   80,821
                                                                                                            --------------
Net assets                                   $   2,041,996     Expenses
                                             --------------
                                                                 Administrative expense                                 -
                                                                 Mortality and expense risk                        17,639
                                                                 Contract maintenance charge                          134
                                                                                                            --------------

                                                                                                                   17,773
                                                                                                            --------------

                                                             Net investment income                                 63,048

                                                             Realized and change in unrealized gains
                                                             (losses) on investments
                                                             Net realized losses on investments                   (62,766)
                                                             Change in net unrealized appreciation on
                                                                  investments                                     288,976
                                                                                                            --------------

                                                             Net increase in net assets resulting from
                                                              operations                                     $    289,258
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                           $   1,273,567     $   1,208,981

Net increase (decrease) in net assets resulting from operations                                 289,258          (105,617)

Capital shares transactions
   Net premiums                                                                                 316,816           409,970
   Transfers of policy loans                                                                          -                 -
   Transfers of surrenders                                                                      (27,935)          (27,037)
   Transfers of death benefits                                                                  (25,021)          (43,509)
   Transfers of other terminations                                                              (34,094)          (88,334)
   Interfund and net transfers from (to) general account                                        249,405           (80,887)
                                                                                         ---------------    --------------

     Net increase in net assets from capital share transactions                                 479,171           170,203
                                                                                         ---------------    --------------

Total increase in net assets                                                                    768,429            64,586
                                                                                         ---------------    --------------

Net assets at end of year                                                                 $   2,041,996     $   1,273,567
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  184

Midland National Life Insurance Company
Separate Account C
BlackRock Variable Series Fund, Inc. - Basic Value Fund
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     202,449 shares (cost $2,971,617)        $   3,052,926       Dividend income                              $    39,059
                                                                 Capital gains distributions                       69,373
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                  108,432
                                                                                                            --------------
Net assets                                   $   3,052,926     Expenses
                                             --------------
                                                                 Administrative expense                                 -
                                                                 Mortality and expense risk                        36,229
                                                                 Contract maintenance charge                          221
                                                                                                            --------------

                                                                                                                   36,450
                                                                                                            --------------

                                                             Net investment income                                 71,982

                                                             Realized and change in unrealized gains
                                                             (losses) on investments
                                                             Net realized losses on investments                  (300,391)
                                                             Change in net unrealized appreciation on
                                                                  investments                                     692,780
                                                                                                            --------------

                                                             Net increase in net assets resulting from
                                                              operations                                     $    464,371
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                           $   2,468,815     $   1,772,774

Net increase (decrease) in net assets resulting from operations                                 464,371          (202,999)

Capital shares transactions
   Net premiums                                                                                 566,686         1,156,002
   Transfers of policy loans                                                                          -                 -
   Transfers of surrenders                                                                      (17,244)          (40,434)
   Transfers of death benefits                                                                 (211,976)          (41,709)
   Transfers of other terminations                                                              (52,438)          (33,107)
   Interfund and net transfers to general account                                              (165,288)         (141,712)
                                                                                         ---------------    --------------

     Net increase in net assets from capital share transactions                                 119,740           899,040
                                                                                         ---------------    --------------

Total increase in net assets                                                                    584,111           696,041
                                                                                         ---------------    --------------

Net assets at end of year                                                                 $   3,052,926     $   2,468,815
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  185

Midland National Life Insurance Company
Separate Account C
BlackRock Variable Series Fund, Inc. - Capital Appreciation Fund
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     87,035 shares (cost $803,994)            $    745,023       Dividend income                                $       -
                                                                 Capital gains distributions                       20,909
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                   20,909
                                                                                                            --------------
Net assets                                    $    745,023     Expenses
                                             --------------
                                                                 Administrative expense                                 -
                                                                 Mortality and expense risk                         9,709
                                                                 Contract maintenance charge                          102
                                                                                                            --------------

                                                                                                                    9,811
                                                                                                            --------------

                                                             Net investment income                                 11,098

                                                             Realized and change in unrealized losses
                                                             on investments
                                                             Net realized losses on investments                   (20,711)
                                                             Change in net unrealized depreciation on
                                                                  investments                                      (3,640)
                                                                                                            --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                     $    (13,253)
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                            $    878,857      $    412,244

Net (decrease) increase in net assets resulting from operations                                 (13,253)           20,615

Capital shares transactions
   Net premiums                                                                                  50,333           435,454
   Transfers of policy loans                                                                          -                 -
   Transfers of surrenders                                                                      (19,136)          (10,235)
   Transfers of death benefits                                                                  (19,526)          (15,433)
   Transfers of other terminations                                                              (23,650)           (9,773)
   Interfund and net transfers (to) from general account                                       (108,602)           45,985
                                                                                         ---------------    --------------

     Net (decrease) increase in net assets from capital share transactions                     (120,581)          445,998
                                                                                         ---------------    --------------

Total (decrease) increase in net assets                                                        (133,834)          466,613
                                                                                         ---------------    --------------

Net assets at end of year                                                                  $    745,023      $    878,857
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  186

Midland National Life Insurance Company
Separate Account C
BlackRock Variable Series Fund, Inc. - Equity Dividend Fund
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     571,275 shares (cost $6,123,145)        $   6,358,296       Dividend income                              $    90,513
                                                                 Capital gains distributions                      182,876
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                  273,389
                                                                                                            --------------
Net assets                                   $   6,358,296     Expenses
                                             --------------
                                                                 Administrative expense                                 -
                                                                 Mortality and expense risk                        74,127
                                                                 Contract maintenance charge                          834
                                                                                                            --------------

                                                                                                                   74,961
                                                                                                            --------------

                                                             Net investment income                                198,428

                                                             Realized and change in unrealized gains
                                                             on investments
                                                             Net realized gains on investments                     10,451
                                                             Change in net unrealized appreciation on
                                                                  investments                                     589,605
                                                                                                            --------------

                                                             Net increase in net assets resulting from
                                                              operations                                     $    798,484
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                           $   5,265,632     $   3,440,367

Net increase (decrease) in net assets resulting from operations                                 798,484           (89,491)

Capital shares transactions
   Net premiums                                                                               1,018,809         2,063,349
   Transfers of policy loans                                                                          -                 -
   Transfers of surrenders                                                                     (219,796)          (57,583)
   Transfers of death benefits                                                                 (173,114)          (34,963)
   Transfers of other terminations                                                             (162,373)         (199,507)
   Interfund and net transfers (to) from general account                                       (169,346)          143,460
                                                                                         ---------------    --------------

     Net increase in net assets from capital share transactions                                 294,180         1,914,756
                                                                                         ---------------    --------------

Total increase in net assets                                                                  1,092,664         1,825,265
                                                                                         ---------------    --------------

Net assets at end of year                                                                 $   6,358,296     $   5,265,632
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  187

Midland National Life Insurance Company
Separate Account C
BlackRock Variable Series Fund, Inc. - Global Allocation Fund
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     1,064,998 shares (cost $14,875,540)     $  14,239,018       Dividend income                             $    174,523
                                                                 Capital gains distributions                            -
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                  174,523
                                                                                                            --------------
Net assets                                   $  14,239,018     Expenses
                                             --------------
                                                                 Administrative expense                                 -
                                                                 Mortality and expense risk                       178,420
                                                                 Contract maintenance charge                        1,534
                                                                                                            --------------

                                                                                                                  179,954
                                                                                                            --------------

                                                             Net investment loss                                   (5,431)

                                                             Realized and change in unrealized gains
                                                             (losses) on investments
                                                             Net realized losses on investments                  (685,442)
                                                             Change in net unrealized appreciation on
                                                                  investments                                   1,050,259
                                                                                                            --------------

                                                             Net increase in net assets resulting from
                                                              operations                                     $    359,386
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                           $  12,840,808     $   7,297,476

Net increase (decrease) in net assets resulting from operations                                 359,386          (370,717)

Capital shares transactions
   Net premiums                                                                               2,579,858         7,221,628
   Transfers of policy loans                                                                          -                 -
   Transfers of surrenders                                                                   (2,368,535)         (541,220)
   Transfers of death benefits                                                                 (362,268)         (339,923)
   Transfers of other terminations                                                             (405,671)         (383,095)
   Interfund and net transfers from (to) general account                                      1,595,440           (43,341)
                                                                                         ---------------    --------------

     Net increase in net assets from capital share transactions                               1,038,824         5,914,049
                                                                                         ---------------    --------------

Total increase in net assets                                                                  1,398,210         5,543,332
                                                                                         ---------------    --------------

Net assets at end of year                                                                 $  14,239,018     $  12,840,808
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  188

Midland National Life Insurance Company
Separate Account C
BlackRock Variable Series Fund, Inc. - Large Cap Core Fund
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     27,021 shares (cost $896,570)            $    857,631       Dividend income                              $     7,825
                                                                 Capital gains distributions                       61,753
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                   69,578
                                                                                                            --------------
Net assets                                    $    857,631     Expenses
                                             --------------
                                                                 Administrative expense                                 -
                                                                 Mortality and expense risk                        11,953
                                                                 Contract maintenance charge                          134
                                                                                                            --------------

                                                                                                                   12,087
                                                                                                            --------------

                                                             Net investment income                                 57,491

                                                             Realized and change in unrealized gains
                                                             (losses) on investments
                                                             Net realized losses on investments                   (23,818)
                                                             Change in net unrealized appreciation on
                                                                  investments                                      43,524
                                                                                                            --------------

                                                             Net increase in net assets resulting from
                                                              operations                                      $    77,197
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                            $    975,923      $    704,706

Net increase (decrease) in net assets resulting from operations                                  77,197           (10,414)

Capital shares transactions
   Net premiums                                                                                  20,265           501,770
   Transfers of policy loans                                                                          -                 -
   Transfers of surrenders                                                                      (80,360)          (17,688)
   Transfers of death benefits                                                                   (8,981)          (29,099)
   Transfers of other terminations                                                              (20,120)          (10,811)
   Interfund and net transfers to general account                                              (106,293)         (162,541)
                                                                                         ---------------    --------------

     Net (decrease) increase in net assets from capital share transactions                     (195,489)          281,631
                                                                                         ---------------    --------------

Total (decrease) increase in net assets                                                        (118,292)          271,217
                                                                                         ---------------    --------------

Net assets at end of year                                                                  $    857,631      $    975,923
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  189

Midland National Life Insurance Company
Separate Account C
BlackRock Variable Series Fund, Inc. - Large Cap Growth Fund
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     113,299 shares (cost $1,564,640)        $   1,500,082       Dividend income                              $     6,754
                                                                 Capital gains distributions                      129,197
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                  135,951
                                                                                                            --------------
Net assets                                   $   1,500,082     Expenses
                                             --------------
                                                                 Administrative expense                                 -
                                                                 Mortality and expense risk                        18,227
                                                                 Contract maintenance charge                          143
                                                                                                            --------------

                                                                                                                   18,370
                                                                                                            --------------

                                                             Net investment income                                117,581

                                                             Realized and change in unrealized losses
                                                             on investments
                                                             Net realized losses on investments                   (15,568)
                                                             Change in net unrealized depreciation on
                                                                  investments                                     (15,304)
                                                                                                            --------------

                                                             Net increase in net assets resulting from
                                                              operations                                      $    86,709
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                           $   1,370,898     $   1,340,432

Net increase in net assets resulting from operations                                             86,709            41,985

Capital shares transactions
   Net premiums                                                                                  91,626           862,153
   Transfers of policy loans                                                                          -                 -
   Transfers of surrenders                                                                     (101,736)          (51,931)
   Transfers of death benefits                                                                  (12,564)                -
   Transfers of other terminations                                                              (15,514)          (23,822)
   Interfund and net transfers from (to) general account                                         80,663          (797,919)
                                                                                         ---------------    --------------

     Net increase (decrease) in net assets from capital share transactions                       42,475           (11,519)
                                                                                         ---------------    --------------

Total increase in net assets                                                                    129,184            30,466
                                                                                         ---------------    --------------

Net assets at end of year                                                                 $   1,500,082     $   1,370,898
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  190

Midland National Life Insurance Company
Separate Account C
BlackRock Variable Series Fund, Inc - iShares Alternatives Strategies Fund
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     75,053 shares (cost $782,592)            $    759,535       Dividend income                              $    19,615
                                                                 Capital gains distributions                            -
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                   19,615
                                                                                                            --------------
Net assets                                    $    759,535     Expenses
                                             --------------
                                                                 Administrative expense                                 -
                                                                 Mortality and expense risk                         9,115
                                                                 Contract maintenance charge                           54
                                                                                                            --------------

                                                                                                                    9,169
                                                                                                            --------------

                                                             Net investment income                                 10,446

                                                             Realized and change in unrealized gains
                                                             on investments
                                                             Net realized gains on investments                      1,415
                                                             Change in net unrealized appreciation on
                                                                  investments                                      15,239
                                                                                                            --------------

                                                             Net increase in net assets resulting from
                                                              operations                                      $    27,100
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                            $    599,410      $    324,078

Net increase (decrease) in net assets resulting from operations                                  27,100           (19,719)

Capital shares transactions
   Net premiums                                                                                  75,922           265,157
   Transfers of policy loans                                                                          -                 -
   Transfers of surrenders                                                                      (43,487)           (1,145)
   Transfers of death benefits                                                                        -            (3,320)
   Transfers of other terminations                                                              (12,088)           (6,274)
   Interfund and net transfers from general account                                             112,678            40,633
                                                                                         ---------------    --------------

     Net increase in net assets from capital share transactions                                 133,025           295,051
                                                                                         ---------------    --------------

Total increase in net assets                                                                    160,125           275,332
                                                                                         ---------------    --------------

Net assets at end of year                                                                  $    759,535      $    599,410
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  191

Midland National Life Insurance Company
Separate Account C
BlackRock Variable Series Fund, Inc. - iShares Dynamic Allocation Fund
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     36,689 shares (cost $353,025)            $    360,655       Dividend income                              $     6,892
                                                                 Capital gains distributions                            -
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                    6,892
                                                                                                            --------------
Net assets                                    $    360,655     Expenses
                                             --------------
                                                                 Administrative expense                                 -
                                                                 Mortality and expense risk                         4,325
                                                                 Contract maintenance charge                           33
                                                                                                            --------------

                                                                                                                    4,358
                                                                                                            --------------

                                                             Net investment income                                  2,534

                                                             Realized and change in unrealized gains
                                                             (losses) on investments
                                                             Net realized losses on investments                    (2,141)
                                                             Change in net unrealized appreciation on
                                                                  investments                                      18,883
                                                                                                            --------------

                                                             Net increase in net assets resulting from
                                                              operations                                      $    19,276
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                            $    178,458       $    10,152

Net increase (decrease) in net assets resulting from operations                                  19,276            (9,811)

Capital shares transactions
   Net premiums                                                                                 190,996           147,228
   Transfers of policy loans                                                                          -                 -
   Transfers of surrenders                                                                      (50,043)           (3,962)
   Transfers of death benefits                                                                        -                 -
   Transfers of other terminations                                                               (6,566)             (633)
   Interfund and net transfers from general account                                              28,534            35,484
                                                                                         ---------------    --------------

     Net increase in net assets from capital share transactions                                 162,921           178,117
                                                                                         ---------------    --------------

Total increase in net assets                                                                    182,197           168,306
                                                                                         ---------------    --------------

Net assets at end of year                                                                  $    360,655      $    178,458
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  192

Midland National Life Insurance Company
Separate Account C
BlackRock Variable Series Fund, Inc - iShares Dynamic Fixed Income Fund
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     52,765 shares (cost $533,665)            $    519,734       Dividend income                              $     8,930
                                                                 Capital gains distributions                            -
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                    8,930
                                                                                                            --------------
Net assets                                    $    519,734     Expenses
                                             --------------
                                                                 Administrative expense                                 -
                                                                 Mortality and expense risk                         5,158
                                                                 Contract maintenance charge                           23
                                                                                                            --------------

                                                                                                                    5,181
                                                                                                            --------------

                                                             Net investment income                                  3,749

                                                             Realized and change in unrealized losses
                                                             on investments
                                                             Net realized losses on investments                    (1,261)
                                                             Change in net unrealized depreciation on
                                                                  investments                                      (2,627)
                                                                                                            --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                       $     (139)
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                            $    264,776       $    67,630

Net decrease in net assets resulting from operations                                               (139)           (9,052)

Capital shares transactions
   Net premiums                                                                                 142,631           265,904
   Transfers of policy loans                                                                          -                 -
   Transfers of surrenders                                                                      (13,577)           (1,775)
   Transfers of death benefits                                                                        -                 -
   Transfers of other terminations                                                              (22,718)          (12,264)
   Interfund and net transfers from (to) general account                                        148,761           (45,667)
                                                                                         ---------------    --------------

     Net increase in net assets from capital share transactions                                 255,097           206,198
                                                                                         ---------------    --------------

Total increase in net assets                                                                    254,958           197,146
                                                                                         ---------------    --------------

Net assets at end of year                                                                  $    519,734      $    264,776
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  193

Midland National Life Insurance Company
Separate Account C
BlackRock Variable Series Fund, Inc - iShares Equity Appreciation Fund
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     30,157 shares (cost $285,680)            $    294,935       Dividend income                              $     4,271
                                                                 Capital gains distributions                            -
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                    4,271
                                                                                                            --------------
Net assets                                    $    294,935     Expenses
                                             --------------
                                                                 Administrative expense                                 -
                                                                 Mortality and expense risk                         3,459
                                                                 Contract maintenance charge                           83
                                                                                                            --------------

                                                                                                                    3,542
                                                                                                            --------------

                                                             Net investment income                                    729

                                                             Realized and change in unrealized gains
                                                             (losses) on investments
                                                             Net realized losses on investments                    (6,933)
                                                             Change in net unrealized appreciation on
                                                                  investments                                      28,073
                                                                                                            --------------

                                                             Net increase in net assets resulting from
                                                              operations                                      $    21,869
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                            $    235,060       $    12,399

Net increase (decrease) in net assets resulting from operations                                  21,869           (16,056)

Capital shares transactions
   Net premiums                                                                                  52,106           192,573
   Transfers of policy loans                                                                          -                 -
   Transfers of surrenders                                                                      (11,324)                -
   Transfers of death benefits                                                                        -                 -
   Transfers of other terminations                                                               (4,155)                -
   Interfund and net transfers from general account                                               1,379            46,144
                                                                                         ---------------    --------------

     Net increase in net assets from capital share transactions                                  38,006           238,717
                                                                                         ---------------    --------------

Total increase in net assets                                                                     59,875           222,661
                                                                                         ---------------    --------------

Net assets at end of year                                                                  $    294,935      $    235,060
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  194

Midland National Life Insurance Company
Separate Account C
Columbia Variable Portfolio - Contrarian Core 2 Portfolio
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     84,745 shares (cost $1,421,517)         $   1,518,631       Dividend income                                $       -
                                                                 Capital gains distributions                            -
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                        -
                                                                                                            --------------
Net assets                                   $   1,518,631     Expenses
                                             --------------
                                                                 Administrative expense                                 -
                                                                 Mortality and expense risk                        15,230
                                                                 Contract maintenance charge                          207
                                                                                                            --------------

                                                                                                                   15,437
                                                                                                            --------------

                                                             Net investment loss                                  (15,437)

                                                             Realized and change in unrealized gains
                                                             on investments
                                                             Net realized gains on investments                     17,747
                                                             Change in net unrealized appreciation on
                                                                  investments                                      88,796
                                                                                                            --------------

                                                             Net increase in net assets resulting from
                                                              operations                                      $    91,106
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                            $    823,228      $    245,461

Net increase in net assets resulting from operations                                             91,106             5,383

Capital shares transactions
   Net premiums                                                                                 658,835           587,723
   Transfers of policy loans                                                                          -                 -
   Transfers of surrenders                                                                      (15,532)         (107,274)
   Transfers of death benefits                                                                 (154,672)          (10,642)
   Transfers of other terminations                                                              (16,076)          (32,263)
   Interfund and net transfers from general account                                             131,742           134,840
                                                                                         ---------------    --------------

     Net increase in net assets from capital share transactions                                 604,297           572,384
                                                                                         ---------------    --------------

Total increase in net assets                                                                    695,403           577,767
                                                                                         ---------------    --------------

Net assets at end of year                                                                 $   1,518,631      $    823,228
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  195

Midland National Life Insurance Company
Separate Account C
Columbia Variable Portfolio - Dividend Opportunity Portfolio
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     136,317 shares (cost $2,703,705)        $   2,963,524       Dividend income                                $       -
                                                                 Capital gains distributions                            -
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                        -
                                                                                                            --------------
Net assets                                   $   2,963,524     Expenses
                                             --------------
                                                                 Administrative expense                                 -
                                                                 Mortality and expense risk                        32,925
                                                                 Contract maintenance charge                          319
                                                                                                            --------------

                                                                                                                   33,244
                                                                                                            --------------

                                                             Net investment loss                                  (33,244)

                                                             Realized and change in unrealized gains
                                                             on investments
                                                             Net realized gains on investments                     15,556
                                                             Change in net unrealized appreciation on
                                                                  investments                                     294,634
                                                                                                            --------------

                                                             Net increase in net assets resulting from
                                                              operations                                     $    276,946
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                           $   2,166,298     $   1,220,491

Net increase (decrease) in net assets resulting from operations                                 276,946           (76,084)

Capital shares transactions
   Net premiums                                                                                 709,878         1,418,968
   Transfers of policy loans                                                                          -                 -
   Transfers of surrenders                                                                     (104,744)         (107,970)
   Transfers of death benefits                                                                  (61,995)          (47,488)
   Transfers of other terminations                                                             (103,544)         (139,594)
   Interfund and net transfers from (to) general account                                         80,685          (102,025)
                                                                                         ---------------    --------------

     Net increase in net assets from capital share transactions                                 520,280         1,021,891
                                                                                         ---------------    --------------

Total increase in net assets                                                                    797,226           945,807
                                                                                         ---------------    --------------

Net assets at end of year                                                                 $   2,963,524     $   2,166,298
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  196

Midland National Life Insurance Company
Separate Account C
Columbia Variable Portfolio - Emerging Markets Bond Portfolio
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     754,283 shares (cost $6,991,134)        $   7,158,148       Dividend income                             $    156,929
                                                                 Capital gains distributions                            -
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                  156,929
                                                                                                            --------------
Net assets                                   $   7,158,148     Expenses
                                             --------------
                                                                 Administrative expense                                 -
                                                                 Mortality and expense risk                        82,777
                                                                 Contract maintenance charge                          804
                                                                                                            --------------

                                                                                                                   83,581
                                                                                                            --------------

                                                             Net investment income                                 73,348

                                                             Realized and change in unrealized gains
                                                             (losses) on investments
                                                             Net realized losses on investments                   (48,487)
                                                             Change in net unrealized appreciation on
                                                                  investments                                     508,057
                                                                                                            --------------

                                                             Net increase in net assets resulting from
                                                              operations                                     $    532,918
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                           $   5,791,126     $   3,053,703

Net increase (decrease) in net assets resulting from operations                                 532,918          (190,311)

Capital shares transactions
   Net premiums                                                                               1,913,710         3,777,668
   Transfers of policy loans                                                                          -                 -
   Transfers of surrenders                                                                     (342,802)         (175,295)
   Transfers of death benefits                                                                 (320,524)         (140,840)
   Transfers of other terminations                                                             (334,663)         (224,868)
   Interfund and net transfers to general account                                               (81,617)         (308,931)
                                                                                         ---------------    --------------

     Net increase in net assets from capital share transactions                                 834,104         2,927,734
                                                                                         ---------------    --------------

Total increase in net assets                                                                  1,367,022         2,737,423
                                                                                         ---------------    --------------

Net assets at end of year                                                                 $   7,158,148     $   5,791,126
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  197

Midland National Life Insurance Company
Separate Account C
Columbia Variable Portfolio - High Yield Portfolio
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     637,740 shares (cost $4,250,275)        $   4,298,366       Dividend income                             $    219,394
                                                                 Capital gains distributions                            -
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                  219,394
                                                                                                            --------------
Net assets                                   $   4,298,366     Expenses
                                             --------------
                                                                 Administrative expense                                 -
                                                                 Mortality and expense risk                        45,513
                                                                 Contract maintenance charge                          394
                                                                                                            --------------

                                                                                                                   45,907
                                                                                                            --------------

                                                             Net investment income                                173,487

                                                             Realized and change in unrealized gains
                                                             (losses) on investments
                                                             Net realized losses on investments                   (25,263)
                                                             Change in net unrealized appreciation on
                                                                  investments                                     187,595
                                                                                                            --------------

                                                             Net increase in net assets resulting from
                                                              operations                                     $    335,819
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                           $   2,427,202      $    821,501

Net increase (decrease) in net assets resulting from operations                                 335,819           (77,388)

Capital shares transactions
   Net premiums                                                                               1,728,883         1,900,226
   Transfers of policy loans                                                                          -                 -
   Transfers of surrenders                                                                     (130,277)          (50,273)
   Transfers of death benefits                                                                  (45,329)          (37,397)
   Transfers of other terminations                                                             (190,092)         (131,209)
   Interfund and net transfers from general account                                             172,160             1,742
                                                                                         ---------------    --------------

     Net increase in net assets from capital share transactions                               1,535,345         1,683,089
                                                                                         ---------------    --------------

Total increase in net assets                                                                  1,871,164         1,605,701
                                                                                         ---------------    --------------

Net assets at end of year                                                                 $   4,298,366     $   2,427,202
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  198

Midland National Life Insurance Company
Separate Account C
Deutsche Variable Insurance Portfolios - Equity 500 Index Portfolio
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     692,358 shares (cost $13,425,707)       $  13,556,369       Dividend income                             $    158,883
                                                                 Capital gains distributions                      676,207
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                  835,090
                                                                                                            --------------
Net assets                                   $  13,556,369     Expenses
                                             --------------
                                                                 Administrative expense                                 -
                                                                 Mortality and expense risk                       123,583
                                                                 Contract maintenance charge                          867
                                                                                                            --------------

                                                                                                                  124,450
                                                                                                            --------------

                                                             Net investment income                                710,640

                                                             Realized and change in unrealized gains
                                                             (losses) on investments
                                                             Net realized losses on investments                   (47,279)
                                                             Change in net unrealized appreciation on
                                                                  investments                                     378,282
                                                                                                            --------------

                                                             Net increase in net assets resulting from
                                                              operations                                    $   1,041,643
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                           $   7,806,514     $   2,280,681

Net increase (decrease) in net assets resulting from operations                               1,041,643           (86,368)

Capital shares transactions
   Net premiums                                                                               3,852,505         5,396,751
   Transfers of policy loans                                                                          -                 -
   Transfers of surrenders                                                                     (388,506)          (61,269)
   Transfers of death benefits                                                                  (76,894)                -
   Transfers of other terminations                                                             (148,109)          (78,368)
   Interfund and net transfers from general account                                           1,469,216           355,087
                                                                                         ---------------    --------------

     Net increase in net assets from capital share transactions                               4,708,212         5,612,201
                                                                                         ---------------    --------------

Total increase in net assets                                                                  5,749,855         5,525,833
                                                                                         ---------------    --------------

Net assets at end of year                                                                 $  13,556,369     $   7,806,514
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  199

Midland National Life Insurance Company
Separate Account C
Deutsche Variable Insurance Portfolios - Small Cap Index Portfolio
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     164,076 shares (cost $2,659,409)        $   2,751,551       Dividend income                              $     8,985
                                                                 Capital gains distributions                       81,819
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                   90,804
                                                                                                            --------------
Net assets                                   $   2,751,551     Expenses
                                             --------------
                                                                 Administrative expense                                 -
                                                                 Mortality and expense risk                        15,840
                                                                 Contract maintenance charge                          195
                                                                                                            --------------

                                                                                                                   16,035
                                                                                                            --------------

                                                             Net investment income                                 74,769

                                                             Realized and change in unrealized gains
                                                             (losses) on investments
                                                             Net realized losses on investments                   (21,683)
                                                             Change in net unrealized appreciation on
                                                                  investments                                     187,427
                                                                                                            --------------

                                                             Net increase in net assets resulting from
                                                              operations                                     $    240,513
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                            $    990,026      $    683,787

Net increase (decrease) in net assets resulting from operations                                 240,513           (82,037)

Capital shares transactions
   Net premiums                                                                                 451,973           577,090
   Transfers of policy loans                                                                          -                 -
   Transfers of surrenders                                                                      (19,601)          (12,096)
   Transfers of death benefits                                                                  (13,659)          (22,028)
   Transfers of other terminations                                                              (52,734)          (63,328)
   Interfund and net transfers from (to) general account                                      1,155,033           (91,362)
                                                                                         ---------------    --------------

     Net increase in net assets from capital share transactions                               1,521,012           388,276
                                                                                         ---------------    --------------

Total increase in net assets                                                                  1,761,525           306,239
                                                                                         ---------------    --------------

Net assets at end of year                                                                 $   2,751,551      $    990,026
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  200

Midland National Life Insurance Company
Separate Account C
Deutsche Variable Insurance Portfolios - Alternative Asset Allocation Portfolio
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     166,368 shares (cost $2,166,102)        $   2,156,135       Dividend income                              $    44,212
                                                                 Capital gains distributions                            -
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                   44,212
                                                                                                            --------------
Net assets                                   $   2,156,135     Expenses
                                             --------------
                                                                 Administrative expense                                 -
                                                                 Mortality and expense risk                        27,759
                                                                 Contract maintenance charge                          190
                                                                                                            --------------

                                                                                                                   27,949
                                                                                                            --------------

                                                             Net investment income                                 16,263

                                                             Realized and change in unrealized gains
                                                             (losses) on investments
                                                             Net realized losses on investments                   (43,184)
                                                             Change in net unrealized appreciation on
                                                                  investments                                     114,551
                                                                                                            --------------

                                                             Net increase in net assets resulting from
                                                              operations                                      $    87,630
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                           $   1,796,181     $   1,006,649

Net increase (decrease) in net assets resulting from operations                                  87,630          (129,416)

Capital shares transactions
   Net premiums                                                                                 418,979         1,296,180
   Transfers of policy loans                                                                          -                 -
   Transfers of surrenders                                                                      (42,356)          (57,123)
   Transfers of death benefits                                                                   (6,009)          (33,974)
   Transfers of other terminations                                                              (59,494)          (42,423)
   Interfund and net transfers to general account                                               (38,796)         (243,712)
                                                                                         ---------------    --------------

     Net increase in net assets from capital share transactions                                 272,324           918,948
                                                                                         ---------------    --------------

Total increase in net assets                                                                    359,954           789,532
                                                                                         ---------------    --------------

Net assets at end of year                                                                 $   2,156,135     $   1,796,181
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  201

Midland National Life Insurance Company
Separate Account C
Deutsche Variable Insurance Portfolios - Global Small Cap Portfolio
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     38,934 shares (cost $488,520)            $    445,792       Dividend income                               $      560
                                                                 Capital gains distributions                       51,584
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                   52,144
                                                                                                            --------------
Net assets                                    $    445,792     Expenses
                                             --------------
                                                                 Administrative expense                                 -
                                                                 Mortality and expense risk                         5,725
                                                                 Contract maintenance charge                           51
                                                                                                            --------------

                                                                                                                    5,776
                                                                                                            --------------

                                                             Net investment income                                 46,368

                                                             Realized and change in unrealized losses
                                                             on investments
                                                             Net realized losses on investments                   (40,948)
                                                             Change in net unrealized depreciation on
                                                                  investments                                      (8,863)
                                                                                                            --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                      $    (3,443)
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                            $    462,641      $    499,816

Net (decrease) increase in net assets resulting from operations                                  (3,443)            4,545

Capital shares transactions
   Net premiums                                                                                  78,849           231,892
   Transfers of policy loans                                                                          -                 -
   Transfers of surrenders                                                                      (40,129)          (24,683)
   Transfers of death benefits                                                                   (3,851)          (16,122)
   Transfers of other terminations                                                              (14,121)          (19,970)
   Interfund and net transfers to general account                                               (34,154)         (212,837)
                                                                                         ---------------    --------------

     Net decrease in net assets from capital share transactions                                 (13,406)          (41,720)
                                                                                         ---------------    --------------

Total decrease in net assets                                                                    (16,849)          (37,175)
                                                                                         ---------------    --------------

Net assets at end of year                                                                  $    445,792      $    462,641
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  202

Midland National Life Insurance Company
Separate Account C
Deutsche Variable Insurance Portfolios - Small Mid Cap Value Portfolio
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     135,165 shares (cost $2,175,751)        $   2,247,799       Dividend income                              $     1,829
                                                                 Capital gains distributions                       83,391
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                   85,220
                                                                                                            --------------
Net assets                                   $   2,247,799     Expenses
                                             --------------
                                                                 Administrative expense                                 -
                                                                 Mortality and expense risk                        12,693
                                                                 Contract maintenance charge                           97
                                                                                                            --------------

                                                                                                                   12,790
                                                                                                            --------------

                                                             Net investment income                                 72,430

                                                             Realized and change in unrealized gains
                                                             (losses) on investments
                                                             Net realized losses on investments                   (18,937)
                                                             Change in net unrealized appreciation on
                                                                  investments                                     143,785
                                                                                                            --------------

                                                             Net increase in net assets resulting from
                                                              operations                                     $    197,278
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                            $    644,555      $    398,389

Net increase (decrease) in net assets resulting from operations                                 197,278           (45,825)

Capital shares transactions
   Net premiums                                                                               1,244,673           281,717
   Transfers of policy loans                                                                          -                 -
   Transfers of surrenders                                                                       (4,233)          (36,641)
   Transfers of death benefits                                                                  (11,105)          (10,651)
   Transfers of other terminations                                                              (26,540)           (9,485)
   Interfund and net transfers from general account                                             203,171            67,051
                                                                                         ---------------    --------------

     Net increase in net assets from capital share transactions                               1,405,966           291,991
                                                                                         ---------------    --------------

Total increase in net assets                                                                  1,603,244           246,166
                                                                                         ---------------    --------------

Net assets at end of year                                                                 $   2,247,799      $    644,555
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  203

Midland National Life Insurance Company
Separate Account C
Deutsche Variable Insurance Portfolios - Large Cap Value Portfolio
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     20,969 shares (cost $349,285)            $    288,948       Dividend income                              $     1,926
                                                                 Capital gains distributions                       13,800
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                   15,726
                                                                                                            --------------
Net assets                                    $    288,948     Expenses
                                             --------------
                                                                 Administrative expense                                 -
                                                                 Mortality and expense risk                         3,648
                                                                 Contract maintenance charge                           36
                                                                                                            --------------

                                                                                                                    3,684
                                                                                                            --------------

                                                             Net investment income                                 12,042

                                                             Realized and change in unrealized losses
                                                             on investments
                                                             Net realized losses on investments                    (4,975)
                                                             Change in net unrealized depreciation on
                                                                  investments                                     (24,650)
                                                                                                            --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                     $    (17,583)
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                            $    304,610      $    279,043

Net decrease in net assets resulting from operations                                            (17,583)          (33,840)

Capital shares transactions
   Net premiums                                                                                  10,205           123,470
   Transfers of policy loans                                                                          -                 -
   Transfers of surrenders                                                                            -           (29,375)
   Transfers of death benefits                                                                        -           (22,663)
   Transfers of other terminations                                                              (16,758)          (39,489)
   Interfund and net transfers from general account                                               8,474            27,464
                                                                                         ---------------    --------------

     Net increase in net assets from capital share transactions                                   1,921            59,407
                                                                                         ---------------    --------------

Total (decrease) increase in net assets                                                         (15,662)           25,567
                                                                                         ---------------    --------------

Net assets at end of year                                                                  $    288,948      $    304,610
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  204

Midland National Life Insurance Company
Separate Account C
Eaton Vance Variable Trust - Floating Rate Income Portfolio
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     2,034,620 shares (cost $18,687,133)     $  18,840,585       Dividend income                             $    550,784
                                                                 Capital gains distributions                            -
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                  550,784
                                                                                                            --------------
Net assets                                   $  18,840,585     Expenses
                                             --------------
                                                                 Administrative expense                                 -
                                                                 Mortality and expense risk                       209,543
                                                                 Contract maintenance charge                        2,243
                                                                                                            --------------

                                                                                                                  211,786
                                                                                                            --------------

                                                             Net investment income                                338,998

                                                             Realized and change in unrealized gains
                                                             (losses) on investments
                                                             Net realized losses on investments                  (120,711)
                                                             Change in net unrealized appreciation on
                                                                  investments                                     930,794
                                                                                                            --------------

                                                             Net increase in net assets resulting from
                                                              operations                                    $   1,149,081
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                           $  14,703,965     $  10,620,177

Net increase (decrease) in net assets resulting from operations                               1,149,081          (394,715)

Capital shares transactions
   Net premiums                                                                               4,698,150         7,345,435
   Transfers of policy loans                                                                          -                 -
   Transfers of surrenders                                                                     (684,828)         (764,257)
   Transfers of death benefits                                                                 (460,434)         (187,724)
   Transfers of other terminations                                                             (739,067)         (652,571)
   Interfund and net transfers from (to) general account                                        173,718        (1,262,380)
                                                                                         ---------------    --------------

     Net increase in net assets from capital share transactions                               2,987,539         4,478,503
                                                                                         ---------------    --------------

Total increase in net assets                                                                  4,136,620         4,083,788
                                                                                         ---------------    --------------

Net assets at end of year                                                                 $  18,840,585     $  14,703,965
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  205

Midland National Life Insurance Company
Separate Account C
Eaton Vance Variable Trust - Large-Cap Value Portfolio
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     82,064 shares (cost $685,878)            $    750,069       Dividend income                                $       -
                                                                 Capital gains distributions                            -
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                        -
                                                                                                            --------------
Net assets                                    $    750,069     Expenses
                                             --------------
                                                                 Administrative expense                                 -
                                                                 Mortality and expense risk                         9,306
                                                                 Contract maintenance charge                          107
                                                                                                            --------------

                                                                                                                    9,413
                                                                                                            --------------

                                                             Net investment loss                                   (9,413)

                                                             Realized and change in unrealized gains
                                                             (losses) on investments
                                                             Net realized losses on investments                  (123,328)
                                                             Change in net unrealized appreciation on
                                                                  investments                                     190,765
                                                                                                            --------------

                                                             Net increase in net assets resulting from
                                                              operations                                      $    58,024
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                            $    654,032      $    522,404

Net increase (decrease) in net assets resulting from operations                                  58,024            (9,673)

Capital shares transactions
   Net premiums                                                                                 287,974           391,498
   Transfers of policy loans                                                                          -                 -
   Transfers of surrenders                                                                            -           (23,634)
   Transfers of death benefits                                                                  (65,032)                -
   Transfers of other terminations                                                              (27,920)          (28,503)
   Interfund and net transfers to general account                                              (157,009)         (198,060)
                                                                                         ---------------    --------------

     Net increase in net assets from capital share transactions                                  38,013           141,301
                                                                                         ---------------    --------------

Total increase in net assets                                                                     96,037           131,628
                                                                                         ---------------    --------------

Net assets at end of year                                                                  $    750,069      $    654,032
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  206

Midland National Life Insurance Company
Separate Account C
Eaton Vance Variable Trust - Bond Initial Portfolio
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
 June 28, 2016                                               Period January 1, 2016 through June 28, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     0 shares (cost $0)                          $       -       Dividend income                               $        529
                                                                 Capital gains distributions                              -
                                                                                                            ----------------
Liabilities                                              -
                                             --------------
                                                                                                                        529
                                                                                                            ----------------
Net assets                                       $       -     Expenses
                                             --------------
                                                                 Administrative expense                                   -
                                                                 Mortality and expense risk                             228
                                                                 Contract maintenance charge                              -
                                                                                                            ----------------

                                                                                                                        228
                                                                                                            ----------------

                                                             Net investment income                                      301

                                                             Realized and change in unrealized gains
                                                             on investments
                                                             Net realized gains on investments                        4,729
                                                             Change in net unrealized appreciation on
                                                                  investments                                             -
                                                                                                            ----------------

                                                             Net increase in net assets resulting from
                                                              operations                                      $       5,030
                                                                                                            ----------------

----------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets

                                                                                  Period January 1, 2016        Year ended
                                                                                   through June 28, 2016    December 31, 2015

Net assets at beginning of year                                                            $     22,548         $         -

Net increase in net assets resulting from operations                                              5,030                  50

Capital shares transactions
   Net premiums                                                                                  71,141              22,498
   Transfers of policy loans                                                                          -                   -
   Transfers of surrenders                                                                            -                  51
   Transfers of death benefits                                                                        -                   -
   Transfers of other terminations                                                                    -                   -
   Interfund and net transfers to general account                                               (98,719)                (51)
                                                                                         ---------------    ----------------

     Net (decrease) increase in net assets from capital share transactions                      (27,578)             22,498
                                                                                         ---------------    ----------------

Total (decrease) increase in net assets                                                         (22,548)             22,548
                                                                                         ---------------    ----------------

Net assets at end of year                                                                    $        -       $      22,548
                                                                                         ---------------    ----------------

                         The accompanying notes are an integral part of these financial statements

                                                  207

Midland National Life Insurance Company
Separate Account C
First Investors Life Series - Total Return Portfolio
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     30,745 shares (cost $376,191)            $    386,775       Dividend income                              $     3,783
                                                                 Capital gains distributions                            -
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                    3,783
                                                                                                            --------------
Net assets                                    $    386,775     Expenses
                                             --------------
                                                                 Administrative expense                                 -
                                                                 Mortality and expense risk                         4,055
                                                                 Contract maintenance charge                           36
                                                                                                            --------------

                                                                                                                    4,091
                                                                                                            --------------

                                                             Net investment loss                                     (308)

                                                             Realized and change in unrealized gains
                                                             on investments
                                                             Net realized gains on investments                        360
                                                             Change in net unrealized appreciation on
                                                                  investments                                      16,688
                                                                                                            --------------

                                                             Net increase in net assets resulting from
                                                              operations                                      $    16,740
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                            $    261,063      $    187,774

Net increase (decrease) in net assets resulting from operations                                  16,740           (10,501)

Capital shares transactions
   Net premiums                                                                                  75,704            73,653
   Transfers of policy loans                                                                          -                 -
   Transfers of surrenders                                                                            -                 -
   Transfers of death benefits                                                                        -           (11,204)
   Transfers of other terminations                                                                 (460)             (450)
   Interfund and net transfers from general account                                              33,728            21,791
                                                                                         ---------------    --------------

     Net increase in net assets from capital share transactions                                 108,972            83,790
                                                                                         ---------------    --------------

Total increase in net assets                                                                    125,712            73,289
                                                                                         ---------------    --------------

Net assets at end of year                                                                  $    386,775      $    261,063
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  208

Midland National Life Insurance Company
Separate Account C
First Investors Life Series - International Portfolio
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     11,278 shares (cost $244,752)            $    228,048       Dividend income                              $     1,692
                                                                 Capital gains distributions                            -
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                    1,692
                                                                                                            --------------
Net assets                                    $    228,048     Expenses
                                             --------------
                                                                 Administrative expense                                 -
                                                                 Mortality and expense risk                         2,792
                                                                 Contract maintenance charge                           14
                                                                                                            --------------

                                                                                                                    2,806
                                                                                                            --------------

                                                             Net investment loss                                   (1,114)

                                                             Realized and change in unrealized losses
                                                             on investments
                                                             Net realized losses on investments                    (3,924)
                                                             Change in net unrealized depreciation on
                                                                  investments                                     (17,584)
                                                                                                            --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                     $    (22,622)
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                            $    139,055      $    106,431

Net (decrease) increase in net assets resulting from operations                                 (22,622)            2,502

Capital shares transactions
   Net premiums                                                                                  40,783            55,150
   Transfers of policy loans                                                                          -                 -
   Transfers of surrenders                                                                            -                 -
   Transfers of death benefits                                                                        -                 -
   Transfers of other terminations                                                              (19,384)          (18,837)
   Interfund and net transfers from (to) general account                                         90,216            (6,191)
                                                                                         ---------------    --------------

     Net increase in net assets from capital share transactions                                 111,615            30,122
                                                                                         ---------------    --------------

Total increase in net assets                                                                     88,993            32,624
                                                                                         ---------------    --------------

Net assets at end of year                                                                  $    228,048      $    139,055
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  209

Midland National Life Insurance Company
Separate Account C
First Investors Life Series - Opportunity Fund
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     689,988 shares (cost $10,400,000)       $  10,950,110       Dividend income                              $    35,392
                                                                 Capital gains distributions                            -
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                   35,392
                                                                                                            --------------
Net assets                                   $  10,950,110     Expenses
                                             --------------
                                                                 Administrative expense                                 -
                                                                 Mortality and expense risk                       112,185
                                                                 Contract maintenance charge                          992
                                                                                                            --------------

                                                                                                                  113,177
                                                                                                            --------------

                                                             Net investment loss                                  (77,785)

                                                             Realized and change in unrealized gains
                                                             on investments
                                                             Net realized gains on investments                     12,158
                                                             Change in net unrealized appreciation on
                                                                  investments                                     821,005
                                                                                                            --------------

                                                             Net increase in net assets resulting from
                                                              operations                                     $    755,378
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                           $   7,471,944     $   1,741,472

Net increase (decrease) in net assets resulting from operations                                 755,378          (341,321)

Capital shares transactions
   Net premiums                                                                               3,368,786         6,274,164
   Transfers of policy loans                                                                          -                 -
   Transfers of surrenders                                                                     (337,794)         (139,050)
   Transfers of death benefits                                                                 (270,381)         (159,280)
   Transfers of other terminations                                                             (277,215)         (104,060)
   Interfund and net transfers from general account                                             239,392           200,019
                                                                                         ---------------    --------------

     Net increase in net assets from capital share transactions                               2,722,788         6,071,793
                                                                                         ---------------    --------------

Total increase in net assets                                                                  3,478,166         5,730,472
                                                                                         ---------------    --------------

Net assets at end of year                                                                 $  10,950,110     $   7,471,944
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  210

Midland National Life Insurance Company
Separate Account C
Franklin Templeton Variable Insurance Products Trust - Mutual Shares Fund
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     306,577 shares (cost $6,382,532)        $   6,156,063       Dividend income                             $    118,686
                                                                 Capital gains distributions                      488,930
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                  607,616
                                                                                                            --------------
Net assets                                   $   6,156,063     Expenses
                                             --------------
                                                                 Administrative expense                                 -
                                                                 Mortality and expense risk                        75,201
                                                                 Contract maintenance charge                          723
                                                                                                            --------------

                                                                                                                   75,924
                                                                                                            --------------

                                                             Net investment income                                531,692

                                                             Realized and change in unrealized gains
                                                             (losses) on investments
                                                             Net realized losses on investments                   (12,488)
                                                             Change in net unrealized appreciation on
                                                                  investments                                     287,303
                                                                                                            --------------

                                                             Net increase in net assets resulting from
                                                              operations                                     $    806,507
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                           $   5,342,250     $   4,305,078

Net increase (decrease) in net assets resulting from operations                                 806,507          (355,592)

Capital shares transactions
   Net premiums                                                                                 730,231         1,687,963
   Transfers of policy loans                                                                          -                 -
   Transfers of surrenders                                                                     (112,893)         (162,573)
   Transfers of death benefits                                                                 (151,922)          (63,834)
   Transfers of other terminations                                                             (198,742)         (223,744)
   Interfund and net transfers (to) from general account                                       (259,368)          154,952
                                                                                         ---------------    --------------

     Net increase in net assets from capital share transactions                                   7,306         1,392,764
                                                                                         ---------------    --------------

Total increase in net assets                                                                    813,813         1,037,172
                                                                                         ---------------    --------------

Net assets at end of year                                                                 $   6,156,063     $   5,342,250
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  211

Midland National Life Insurance Company
Separate Account C
Franklin Templeton Variable Insurance Products Trust - Income Fund
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     1,014,188 shares (cost $15,827,106)     $  15,598,217       Dividend income                             $    686,910
                                                                 Capital gains distributions                            -
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                  686,910
                                                                                                            --------------
Net assets                                   $  15,598,217     Expenses
                                             --------------
                                                                 Administrative expense                                 -
                                                                 Mortality and expense risk                       182,715
                                                                 Contract maintenance charge                        1,615
                                                                                                            --------------

                                                                                                                  184,330
                                                                                                            --------------

                                                             Net investment income                                502,580

                                                             Realized and change in unrealized gains
                                                             (losses) on investments
                                                             Net realized losses on investments                  (331,387)
                                                             Change in net unrealized appreciation on
                                                                  investments                                   1,484,206
                                                                                                            --------------

                                                             Net increase in net assets resulting from
                                                              operations                                    $   1,655,399
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                           $  13,318,885     $  10,556,896

Net increase (decrease) in net assets resulting from operations                               1,655,399        (1,170,532)

Capital shares transactions
   Net premiums                                                                               3,211,619         5,586,347
   Transfers of policy loans                                                                          -                 -
   Transfers of surrenders                                                                     (634,428)         (251,529)
   Transfers of death benefits                                                                 (666,601)         (226,999)
   Transfers of other terminations                                                             (862,270)       (1,118,249)
   Interfund and net transfers to general account                                              (424,387)          (57,049)
                                                                                         ---------------    --------------

     Net increase in net assets from capital share transactions                                 623,933         3,932,521
                                                                                         ---------------    --------------

Total increase in net assets                                                                  2,279,332         2,761,989
                                                                                         ---------------    --------------

Net assets at end of year                                                                 $  15,598,217     $  13,318,885
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  212

Midland National Life Insurance Company
Separate Account C
Franklin Templeton Variable Insurance Products Trust - Global Bond Fund
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     1,558,314 shares (cost $26,598,113)     $  25,322,604       Dividend income                                $       -
                                                                 Capital gains distributions                       19,955
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                   19,955
                                                                                                            --------------
Net assets                                   $  25,322,604     Expenses
                                             --------------
                                                                 Administrative expense                                 -
                                                                 Mortality and expense risk                       303,054
                                                                 Contract maintenance charge                        2,727
                                                                                                            --------------

                                                                                                                  305,781
                                                                                                            --------------

                                                             Net investment loss                                 (285,826)

                                                             Realized and change in unrealized gains
                                                             (losses) on investments
                                                             Net realized losses on investments                  (393,041)
                                                             Change in net unrealized appreciation on
                                                                  investments                                   1,183,366
                                                                                                            --------------

                                                             Net increase in net assets resulting from
                                                              operations                                     $    504,499
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                           $  21,853,275     $  13,781,629

Net increase (decrease) in net assets resulting from operations                                 504,499        (1,123,750)

Capital shares transactions
   Net premiums                                                                               5,372,167        12,468,767
   Transfers of policy loans                                                                          -                 -
   Transfers of surrenders                                                                     (978,095)         (694,421)
   Transfers of death benefits                                                               (1,031,644)         (479,948)
   Transfers of other terminations                                                           (1,061,894)         (770,542)
   Interfund and net transfers from (to) general account                                        664,296        (1,328,460)
                                                                                         ---------------    --------------

     Net increase in net assets from capital share transactions                               2,964,830         9,195,396
                                                                                         ---------------    --------------

Total increase in net assets                                                                  3,469,329         8,071,646
                                                                                         ---------------    --------------

Net assets at end of year                                                                 $  25,322,604     $  21,853,275
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  213

Midland National Life Insurance Company
Separate Account C
Franklin Templeton Variable Insurance Products Trust - Foreign Fund
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     2,031,837 shares (cost $30,782,036)     $  27,653,297       Dividend income                             $    470,787
                                                                 Capital gains distributions                      421,674
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                  892,461
                                                                                                            --------------
Net assets                                   $  27,653,297     Expenses
                                             --------------
                                                                 Administrative expense                                 -
                                                                 Mortality and expense risk                       318,262
                                                                 Contract maintenance charge                        3,312
                                                                                                            --------------

                                                                                                                  321,574
                                                                                                            --------------

                                                             Net investment income                                570,887

                                                             Realized and change in unrealized gains
                                                             (losses) on investments
                                                             Net realized losses on investments                  (322,032)
                                                             Change in net unrealized appreciation on
                                                                  investments                                   1,329,074
                                                                                                            --------------

                                                             Net increase in net assets resulting from
                                                              operations                                    $   1,577,929
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                           $  23,048,927     $  14,731,013

Net increase (decrease) in net assets resulting from operations                               1,577,929        (2,197,084)

Capital shares transactions
   Net premiums                                                                               5,685,513        12,586,784
   Transfers of policy loans                                                                          -                 -
   Transfers of surrenders                                                                   (1,198,496)         (704,044)
   Transfers of death benefits                                                                 (906,511)         (526,109)
   Transfers of other terminations                                                           (1,008,112)         (757,923)
   Interfund and net transfers from (to) general account                                        454,047           (83,710)
                                                                                         ---------------    --------------

     Net increase in net assets from capital share transactions                               3,026,441        10,514,998
                                                                                         ---------------    --------------

Total increase in net assets                                                                  4,604,370         8,317,914
                                                                                         ---------------    --------------

Net assets at end of year                                                                 $  27,653,297     $  23,048,927
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  214

Midland National Life Insurance Company
Separate Account C
Franklin Templeton Variable Insurance Products Trust - Developing Markets Fund
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     471,460 shares (cost $4,231,942)        $   3,469,945       Dividend income                              $    28,443
                                                                 Capital gains distributions                            -
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                   28,443
                                                                                                            --------------
Net assets                                   $   3,469,945     Expenses
                                             --------------
                                                                 Administrative expense                                 -
                                                                 Mortality and expense risk                        46,779
                                                                 Contract maintenance charge                          542
                                                                                                            --------------

                                                                                                                   47,321
                                                                                                            --------------

                                                             Net investment loss                                  (18,878)

                                                             Realized and change in unrealized gains
                                                             (losses) on investments
                                                             Net realized losses on investments                  (357,965)
                                                             Change in net unrealized appreciation on
                                                                  investments                                     892,389
                                                                                                            --------------

                                                             Net increase in net assets resulting from
                                                              operations                                     $    515,546
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                           $   3,473,231     $   4,131,536

Net increase (decrease) in net assets resulting from operations                                 515,546          (889,884)

Capital shares transactions
   Net premiums                                                                                 309,113           416,808
   Transfers of policy loans                                                                          -                 -
   Transfers of surrenders                                                                     (222,271)         (144,258)
   Transfers of death benefits                                                                 (158,425)          (58,998)
   Transfers of other terminations                                                             (172,599)         (181,846)
   Interfund and net transfers (to) from general account                                       (274,650)          199,873
                                                                                         ---------------    --------------

     Net (decrease) increase in net assets from capital share transactions                     (518,832)          231,579
                                                                                         ---------------    --------------

Total decrease in net assets                                                                     (3,286)         (658,305)
                                                                                         ---------------    --------------

Net assets at end of year                                                                 $   3,469,945     $   3,473,231
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  215

Midland National Life Insurance Company
Separate Account C
Franklin Templeton Variable Insurance Products Trust - Mutual Global Discovery Fund
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     278,125 shares (cost $5,847,726)        $   5,481,837       Dividend income                              $    84,989
                                                                 Capital gains distributions                      403,006
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                  487,995
                                                                                                            --------------
Net assets                                   $   5,481,837     Expenses
                                             --------------
                                                                 Administrative expense                                 -
                                                                 Mortality and expense risk                        65,464
                                                                 Contract maintenance charge                          414
                                                                                                            --------------

                                                                                                                   65,878
                                                                                                            --------------

                                                             Net investment income                                422,117

                                                             Realized and change in unrealized gains
                                                             (losses) on investments
                                                             Net realized losses on investments                  (196,493)
                                                             Change in net unrealized appreciation on
                                                                  investments                                     320,588
                                                                                                            --------------

                                                             Net increase in net assets resulting from
                                                              operations                                     $    546,212
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                           $   4,868,616     $   2,952,407

Net increase (decrease) in net assets resulting from operations                                 546,212          (252,213)

Capital shares transactions
   Net premiums                                                                                 649,173         2,198,248
   Transfers of policy loans                                                                          -                 -
   Transfers of surrenders                                                                     (124,117)          (18,305)
   Transfers of death benefits                                                                 (282,207)          (65,602)
   Transfers of other terminations                                                             (123,597)         (106,577)
   Interfund and net transfers (to) from general account                                        (52,243)          160,658
                                                                                         ---------------    --------------

     Net increase in net assets from capital share transactions                                  67,009         2,168,422
                                                                                         ---------------    --------------

Total increase in net assets                                                                    613,221         1,916,209
                                                                                         ---------------    --------------

Net assets at end of year                                                                 $   5,481,837     $   4,868,616
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  216

Midland National Life Insurance Company
Separate Account C
Franklin Templeton Variable Insurance Products Trust - Rising Dividends Fund
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     509,811 shares (cost $13,367,558)       $  12,689,207       Dividend income                             $    156,721
                                                                 Capital gains distributions                    1,347,946
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                1,504,667
                                                                                                            --------------
Net assets                                   $  12,689,207     Expenses
                                             --------------
                                                                 Administrative expense                                 -
                                                                 Mortality and expense risk                       149,294
                                                                 Contract maintenance charge                        1,302
                                                                                                            --------------

                                                                                                                  150,596
                                                                                                            --------------

                                                             Net investment income                              1,354,071

                                                             Realized and change in unrealized gains
                                                             (losses) on investments
                                                             Net realized losses on investments                  (142,585)
                                                             Change in net unrealized appreciation on
                                                                  investments                                     276,269
                                                                                                            --------------

                                                             Net increase in net assets resulting from
                                                              operations                                    $   1,487,755
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                           $  10,180,012     $   7,760,512

Net increase (decrease) in net assets resulting from operations                               1,487,755          (510,077)

Capital shares transactions
   Net premiums                                                                               2,424,013         3,704,538
   Transfers of policy loans                                                                          -                 -
   Transfers of surrenders                                                                     (505,643)         (328,986)
   Transfers of death benefits                                                                 (511,218)         (224,770)
   Transfers of other terminations                                                             (237,570)         (278,312)
   Interfund and net transfers (to) from general account                                       (148,142)           57,107
                                                                                         ---------------    --------------

     Net increase in net assets from capital share transactions                               1,021,440         2,929,577
                                                                                         ---------------    --------------

Total increase in net assets                                                                  2,509,195         2,419,500
                                                                                         ---------------    --------------

Net assets at end of year                                                                 $  12,689,207     $  10,180,012
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  217

Midland National Life Insurance Company
Separate Account C
Ivy Variable Insurance Portfolios - Asset Strategy Portfolio
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     651,754 shares (cost $6,406,125)        $   5,242,709       Dividend income                              $    35,314
                                                                 Capital gains distributions                            -
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                   35,314
                                                                                                            --------------
Net assets                                   $   5,242,709     Expenses
                                             --------------
                                                                 Administrative expense                                 -
                                                                 Mortality and expense risk                        79,403
                                                                 Contract maintenance charge                          946
                                                                                                            --------------

                                                                                                                   80,349
                                                                                                            --------------

                                                             Net investment loss                                  (45,035)

                                                             Realized and change in unrealized gains
                                                             (losses) on investments
                                                             Net realized losses on investments                (1,102,463)
                                                             Change in net unrealized appreciation on
                                                                  investments                                     890,467
                                                                                                            --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                     $   (257,031)
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                           $   6,727,485     $   5,795,965

Net decrease in net assets resulting from operations                                           (257,031)         (693,992)

Capital shares transactions
   Net premiums                                                                                 471,687         2,536,341
   Transfers of policy loans                                                                          -                 -
   Transfers of surrenders                                                                     (307,766)         (298,163)
   Transfers of death benefits                                                                 (172,284)         (310,166)
   Transfers of other terminations                                                             (281,534)         (259,728)
   Interfund and net transfers to general account                                              (937,848)          (42,772)
                                                                                         ---------------    --------------

     Net (decrease) increase in net assets from capital share transactions                   (1,227,745)        1,625,512
                                                                                         ---------------    --------------

Total (decrease) increase in net assets                                                      (1,484,776)          931,520
                                                                                         ---------------    --------------

Net assets at end of year                                                                 $   5,242,709     $   6,727,485
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  218

Midland National Life Insurance Company
Separate Account C
Ivy Variable Insurance Portfolios - Balanced Portfolio
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     1,082,982 shares (cost $9,108,473)      $   8,093,987       Dividend income                             $    117,865
                                                                 Capital gains distributions                    1,273,081
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                1,390,946
                                                                                                            --------------
Net assets                                   $   8,093,987     Expenses
                                             --------------
                                                                 Administrative expense                                 -
                                                                 Mortality and expense risk                       112,174
                                                                 Contract maintenance charge                        1,286
                                                                                                            --------------

                                                                                                                  113,460
                                                                                                            --------------

                                                             Net investment income                              1,277,486

                                                             Realized and change in unrealized losses
                                                             on investments
                                                             Net realized losses on investments                  (738,959)
                                                             Change in net unrealized depreciation on
                                                                  investments                                    (345,573)
                                                                                                            --------------

                                                             Net increase in net assets resulting from
                                                              operations                                     $    192,954
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                           $   6,229,719     $   4,526,968

Net increase (decrease) in net assets resulting from operations                                 192,954          (134,204)

Capital shares transactions
   Net premiums                                                                               1,529,834         2,729,466
   Transfers of policy loans                                                                          -                 -
   Transfers of surrenders                                                                     (194,454)         (197,860)
   Transfers of death benefits                                                                 (104,175)          (51,163)
   Transfers of other terminations                                                             (438,198)         (279,629)
   Interfund and net transfers from (to) general account                                        878,307          (363,859)
                                                                                         ---------------    --------------

     Net increase in net assets from capital share transactions                               1,671,314         1,836,955
                                                                                         ---------------    --------------

Total increase in net assets                                                                  1,864,268         1,702,751
                                                                                         ---------------    --------------

Net assets at end of year                                                                 $   8,093,987     $   6,229,719
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  219

Midland National Life Insurance Company
Separate Account C
Ivy Variable Insurance Portfolios - Dividend Opportunities Portfolio
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     153,539 shares (cost $1,251,540)        $   1,195,551       Dividend income                              $    13,467
                                                                 Capital gains distributions                       60,463
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                   73,930
                                                                                                            --------------
Net assets                                   $   1,195,551     Expenses
                                             --------------
                                                                 Administrative expense                                 -
                                                                 Mortality and expense risk                        14,243
                                                                 Contract maintenance charge                          132
                                                                                                            --------------

                                                                                                                   14,375
                                                                                                            --------------

                                                             Net investment income                                 59,555

                                                             Realized and change in unrealized gains
                                                             (losses) on investments
                                                             Net realized losses on investments                   (26,685)
                                                             Change in net unrealized appreciation on
                                                                  investments                                      30,264
                                                                                                            --------------

                                                             Net increase in net assets resulting from
                                                              operations                                      $    63,134
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                           $   1,081,568      $    597,328

Net increase (decrease) in net assets resulting from operations                                  63,134           (26,865)

Capital shares transactions
   Net premiums                                                                                 101,772           604,244
   Transfers of policy loans                                                                          -                 -
   Transfers of surrenders                                                                      (34,545)          (14,496)
   Transfers of death benefits                                                                  (21,173)                -
   Transfers of other terminations                                                              (21,825)          (44,775)
   Interfund and net transfers from (to) general account                                         26,620           (33,868)
                                                                                         ---------------    --------------

     Net increase in net assets from capital share transactions                                  50,849           511,105
                                                                                         ---------------    --------------

Total increase in net assets                                                                    113,983           484,240
                                                                                         ---------------    --------------

Net assets at end of year                                                                 $   1,195,551     $   1,081,568
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  220

Midland National Life Insurance Company
Separate Account C
Ivy Variable Insurance Portfolios - Energy Portfolio
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     262,781 shares (cost $1,593,457)        $   1,779,688       Dividend income                              $     1,562
                                                                 Capital gains distributions                            -
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                    1,562
                                                                                                            --------------
Net assets                                   $   1,779,688     Expenses
                                             --------------
                                                                 Administrative expense                                 -
                                                                 Mortality and expense risk                        15,285
                                                                 Contract maintenance charge                          181
                                                                                                            --------------

                                                                                                                   15,466
                                                                                                            --------------

                                                             Net investment loss                                  (13,904)

                                                             Realized and change in unrealized gains
                                                             (losses) on investments
                                                             Net realized losses on investments                  (118,507)
                                                             Change in net unrealized appreciation on
                                                                  investments                                     476,452
                                                                                                            --------------

                                                             Net increase in net assets resulting from
                                                              operations                                     $    344,041
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                            $    853,638      $    643,909

Net increase (decrease) in net assets resulting from operations                                 344,041          (253,958)

Capital shares transactions
   Net premiums                                                                                 366,683           488,498
   Transfers of policy loans                                                                          -                 -
   Transfers of surrenders                                                                      (33,397)           (8,561)
   Transfers of death benefits                                                                  (13,214)          (21,735)
   Transfers of other terminations                                                              (52,438)          (43,594)
   Interfund and net transfers from general account                                             314,375            49,079
                                                                                         ---------------    --------------

     Net increase in net assets from capital share transactions                                 582,009           463,687
                                                                                         ---------------    --------------

Total increase in net assets                                                                    926,050           209,729
                                                                                         ---------------    --------------

Net assets at end of year                                                                 $   1,779,688      $    853,638
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  221

Midland National Life Insurance Company
Separate Account C
Ivy Variable Insurance Portfolios - Global Bond Portfolio
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     148,448 shares (cost $732,013)           $    725,672       Dividend income                              $    22,510
                                                                 Capital gains distributions                            -
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                   22,510
                                                                                                            --------------
Net assets                                    $    725,672     Expenses
                                             --------------
                                                                 Administrative expense                                 -
                                                                 Mortality and expense risk                         8,347
                                                                 Contract maintenance charge                           32
                                                                                                            --------------

                                                                                                                    8,379
                                                                                                            --------------

                                                             Net investment income                                 14,131

                                                             Realized and change in unrealized gains
                                                             (losses) on investments
                                                             Net realized losses on investments                   (10,146)
                                                             Change in net unrealized appreciation on
                                                                  investments                                      32,621
                                                                                                            --------------

                                                             Net increase in net assets resulting from
                                                              operations                                      $    36,606
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                            $    613,047      $    358,067

Net increase (decrease) in net assets resulting from operations                                  36,606           (22,597)

Capital shares transactions
   Net premiums                                                                                  86,895           232,770
   Transfers of policy loans                                                                          -                 -
   Transfers of surrenders                                                                      (42,013)           (9,018)
   Transfers of death benefits                                                                        -           (19,068)
   Transfers of other terminations                                                              (33,335)           (6,373)
   Interfund and net transfers from general account                                              64,472            79,266
                                                                                         ---------------    --------------

     Net increase in net assets from capital share transactions                                  76,019           277,577
                                                                                         ---------------    --------------

Total increase in net assets                                                                    112,625           254,980
                                                                                         ---------------    --------------

Net assets at end of year                                                                  $    725,672      $    613,047
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  222

Midland National Life Insurance Company
Separate Account C
Ivy Variable Insurance Portfolios - Global Natural Resources Portfolio
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     116,105 shares (cost $498,215)           $    522,924       Dividend income                              $     2,710
                                                                 Capital gains distributions                            -
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                    2,710
                                                                                                            --------------
Net assets                                    $    522,924     Expenses
                                             --------------
                                                                 Administrative expense                                 -
                                                                 Mortality and expense risk                         5,426
                                                                 Contract maintenance charge                           42
                                                                                                            --------------

                                                                                                                    5,468
                                                                                                            --------------

                                                             Net investment loss                                   (2,758)

                                                             Realized and change in unrealized gains
                                                             (losses) on investments
                                                             Net realized losses on investments                   (38,866)
                                                             Change in net unrealized appreciation on
                                                                  investments                                     129,486
                                                                                                            --------------

                                                             Net increase in net assets resulting from
                                                              operations                                      $    87,862
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                            $    322,490      $    162,913

Net increase (decrease) in net assets resulting from operations                                  87,862           (88,207)

Capital shares transactions
   Net premiums                                                                                 136,164           222,222
   Transfers of policy loans                                                                          -                 -
   Transfers of surrenders                                                                      (34,003)           (9,570)
   Transfers of death benefits                                                                   (5,706)                -
   Transfers of other terminations                                                               (9,475)           (2,370)
   Interfund and net transfers from general account                                              25,592            37,502
                                                                                         ---------------    --------------

     Net increase in net assets from capital share transactions                                 112,572           247,784
                                                                                         ---------------    --------------

Total increase in net assets                                                                    200,434           159,577
                                                                                         ---------------    --------------

Net assets at end of year                                                                  $    522,924      $    322,490
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  223

Midland National Life Insurance Company
Separate Account C
Ivy Variable Insurance Portfolios - Growth Portfolio
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     208,145 shares (cost $2,258,304)        $   2,144,618       Dividend income                               $      535
                                                                 Capital gains distributions                      233,774
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                  234,309
                                                                                                            --------------
Net assets                                   $   2,144,618     Expenses
                                             --------------
                                                                 Administrative expense                                 -
                                                                 Mortality and expense risk                        27,465
                                                                 Contract maintenance charge                          192
                                                                                                            --------------

                                                                                                                   27,657
                                                                                                            --------------

                                                             Net investment income                                206,652

                                                             Realized and change in unrealized losses
                                                             on investments
                                                             Net realized losses on investments                  (154,295)
                                                             Change in net unrealized depreciation on
                                                                  investments                                     (58,625)
                                                                                                            --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                      $    (6,268)
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                           $   2,341,385      $    721,212

Net (decrease) increase in net assets resulting from operations                                  (6,268)           43,927

Capital shares transactions
   Net premiums                                                                                 684,114         1,022,192
   Transfers of policy loans                                                                          -                 -
   Transfers of surrenders                                                                     (156,488)             (733)
   Transfers of death benefits                                                                 (156,562)          (21,612)
   Transfers of other terminations                                                              (81,513)          (32,282)
   Interfund and net transfers (to) from general account                                       (480,050)          608,681
                                                                                         ---------------    --------------

     Net (decrease) increase in net assets from capital share transactions                     (190,499)        1,576,246
                                                                                         ---------------    --------------

Total (decrease) increase in net assets                                                        (196,767)        1,620,173
                                                                                         ---------------    --------------

Net assets at end of year                                                                 $   2,144,618     $   2,341,385
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  224

Midland National Life Insurance Company
Separate Account C
Ivy Variable Insurance Portfolios - High Income Portfolio
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     3,724,952 shares (cost $13,633,547)     $  13,439,253       Dividend income                             $    919,346
                                                                 Capital gains distributions                            -
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                  919,346
                                                                                                            --------------
Net assets                                   $  13,439,253     Expenses
                                             --------------
                                                                 Administrative expense                                 -
                                                                 Mortality and expense risk                       161,563
                                                                 Contract maintenance charge                        1,556
                                                                                                            --------------

                                                                                                                  163,119
                                                                                                            --------------

                                                             Net investment income                                756,227

                                                             Realized and change in unrealized gains
                                                             (losses) on investments
                                                             Net realized losses on investments                  (450,522)
                                                             Change in net unrealized appreciation on
                                                                  investments                                   1,420,899
                                                                                                            --------------

                                                             Net increase in net assets resulting from
                                                              operations                                    $   1,726,604
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                           $  11,269,359     $   7,458,516

Net increase (decrease) in net assets resulting from operations                               1,726,604        (1,042,679)

Capital shares transactions
   Net premiums                                                                               1,109,302         6,438,606
   Transfers of policy loans                                                                          -                 -
   Transfers of surrenders                                                                     (679,745)         (319,457)
   Transfers of death benefits                                                                 (499,004)         (257,198)
   Transfers of other terminations                                                             (623,699)         (443,636)
   Interfund and net transfers from (to) general account                                      1,136,436          (564,793)
                                                                                         ---------------    --------------

     Net increase in net assets from capital share transactions                                 443,290         4,853,522
                                                                                         ---------------    --------------

Total increase in net assets                                                                  2,169,894         3,810,843
                                                                                         ---------------    --------------

Net assets at end of year                                                                 $  13,439,253     $  11,269,359
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  225

Midland National Life Insurance Company
Separate Account C
Ivy Variable Insurance Portfolios - International Core Equity Portfolio
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     305,269 shares (cost $5,117,590)        $   4,670,742       Dividend income                              $    57,257
                                                                 Capital gains distributions                       46,227
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                  103,484
                                                                                                            --------------
Net assets                                   $   4,670,742     Expenses
                                             --------------
                                                                 Administrative expense                                 -
                                                                 Mortality and expense risk                        54,545
                                                                 Contract maintenance charge                          558
                                                                                                            --------------

                                                                                                                   55,103
                                                                                                            --------------

                                                             Net investment income                                 48,381

                                                             Realized and change in unrealized gains
                                                             (losses) on investments
                                                             Net realized losses on investments                  (235,802)
                                                             Change in net unrealized appreciation on
                                                                  investments                                     180,633
                                                                                                            --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                      $    (6,788)
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                           $   4,334,675     $   2,126,792

Net decrease in net assets resulting from operations                                             (6,788)         (176,904)

Capital shares transactions
   Net premiums                                                                                 816,205         2,434,690
   Transfers of policy loans                                                                          -                 -
   Transfers of surrenders                                                                     (150,524)         (122,988)
   Transfers of death benefits                                                                 (161,997)          (69,924)
   Transfers of other terminations                                                             (151,710)          (83,883)
   Interfund and net transfers (to) from general account                                         (9,119)          226,892
                                                                                         ---------------    --------------

     Net increase in net assets from capital share transactions                                 342,855         2,384,787
                                                                                         ---------------    --------------

Total increase in net assets                                                                    336,067         2,207,883
                                                                                         ---------------    --------------

Net assets at end of year                                                                 $   4,670,742     $   4,334,675
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  226

Midland National Life Insurance Company
Separate Account C
Ivy Variable Insurance Portfolios - Global Growth Portfolio
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     82,161 shares (cost $687,939)            $    669,188       Dividend income                              $     1,550
                                                                 Capital gains distributions                       21,209
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                   22,759
                                                                                                            --------------
Net assets                                    $    669,188     Expenses
                                             --------------
                                                                 Administrative expense                                 -
                                                                 Mortality and expense risk                         8,802
                                                                 Contract maintenance charge                           43
                                                                                                            --------------

                                                                                                                    8,845
                                                                                                            --------------

                                                             Net investment income                                 13,914

                                                             Realized and change in unrealized gains
                                                             (losses) on investments
                                                             Net realized losses on investments                   (44,754)
                                                             Change in net unrealized appreciation on
                                                                  investments                                       1,534
                                                                                                            --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                     $    (29,306)
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                            $    671,921      $    330,043

Net decrease in net assets resulting from operations                                            (29,306)           (2,625)

Capital shares transactions
   Net premiums                                                                                 117,360           274,838
   Transfers of policy loans                                                                          -                 -
   Transfers of surrenders                                                                            -           (16,625)
   Transfers of death benefits                                                                  (55,066)                -
   Transfers of other terminations                                                               (7,025)          (18,767)
   Interfund and net transfers (to) from general account                                        (28,696)          105,057
                                                                                         ---------------    --------------

     Net increase in net assets from capital share transactions                                  26,573           344,503
                                                                                         ---------------    --------------

Total (decrease) increase in net assets                                                          (2,733)          341,878
                                                                                         ---------------    --------------

Net assets at end of year                                                                  $    669,188      $    671,921
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  227

Midland National Life Insurance Company
Separate Account C
Ivy Variable Insurance Portfolios - Mid Cap Growth Portfolio
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     266,102 shares (cost $2,623,888)        $   2,511,391       Dividend income                                $       -
                                                                 Capital gains distributions                      129,072
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                  129,072
                                                                                                            --------------
Net assets                                   $   2,511,391     Expenses
                                             --------------
                                                                 Administrative expense                                 -
                                                                 Mortality and expense risk                        29,977
                                                                 Contract maintenance charge                          370
                                                                                                            --------------

                                                                                                                   30,347
                                                                                                            --------------

                                                             Net investment income                                 98,725

                                                             Realized and change in unrealized gains
                                                             (losses) on investments
                                                             Net realized losses on investments                   (88,361)
                                                             Change in net unrealized appreciation on
                                                                  investments                                     116,655
                                                                                                            --------------

                                                             Net increase in net assets resulting from
                                                              operations                                     $    127,019
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                           $   2,262,503     $   1,232,452

Net increase (decrease) in net assets resulting from operations                                 127,019          (171,809)

Capital shares transactions
   Net premiums                                                                                 727,327         1,303,104
   Transfers of policy loans                                                                          -                 -
   Transfers of surrenders                                                                      (61,216)          (63,509)
   Transfers of death benefits                                                                 (197,179)          (27,262)
   Transfers of other terminations                                                             (159,212)          (81,149)
   Interfund and net transfers (to) from general account                                       (187,851)           70,676
                                                                                         ---------------    --------------

     Net increase in net assets from capital share transactions                                 121,869         1,201,860
                                                                                         ---------------    --------------

Total increase in net assets                                                                    248,888         1,030,051
                                                                                         ---------------    --------------

Net assets at end of year                                                                 $   2,511,391     $   2,262,503
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  228

Midland National Life Insurance Company
Separate Account C
Ivy Variable Insurance Portfolios - Science and Technology Portfolio
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     201,779 shares (cost $4,789,862)        $   4,507,672       Dividend income                                $       -
                                                                 Capital gains distributions                      163,422
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                  163,422
                                                                                                            --------------
Net assets                                   $   4,507,672     Expenses
                                             --------------
                                                                 Administrative expense                                 -
                                                                 Mortality and expense risk                        54,271
                                                                 Contract maintenance charge                          718
                                                                                                            --------------

                                                                                                                   54,989
                                                                                                            --------------

                                                             Net investment income                                108,433

                                                             Realized and change in unrealized gains
                                                             (losses) on investments
                                                             Net realized losses on investments                  (239,399)
                                                             Change in net unrealized appreciation on
                                                                  investments                                     129,099
                                                                                                            --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                      $    (1,867)
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                           $   4,619,740     $   3,050,500

Net decrease in net assets resulting from operations                                             (1,867)         (268,383)

Capital shares transactions
   Net premiums                                                                                 712,561         2,350,106
   Transfers of policy loans                                                                          -                 -
   Transfers of surrenders                                                                     (199,600)         (108,185)
   Transfers of death benefits                                                                 (183,249)          (97,168)
   Transfers of other terminations                                                             (140,983)         (143,661)
   Interfund and net transfers to general account                                              (298,930)         (163,469)
                                                                                         ---------------    --------------

     Net (decrease) increase in net assets from capital share transactions                     (110,201)        1,837,623
                                                                                         ---------------    --------------

Total (decrease) increase in net assets                                                        (112,068)        1,569,240
                                                                                         ---------------    --------------

Net assets at end of year                                                                 $   4,507,672     $   4,619,740
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  229

Midland National Life Insurance Company
Separate Account C
Ivy Variable Insurance Portfolios - Small Cap Growth Portfolio
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     242,549 shares (cost $2,456,705)        $   2,349,692       Dividend income                                $       -
                                                                 Capital gains distributions                      250,477
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                  250,477
                                                                                                            --------------
Net assets                                   $   2,349,692     Expenses
                                             --------------
                                                                 Administrative expense                                 -
                                                                 Mortality and expense risk                        31,023
                                                                 Contract maintenance charge                          236
                                                                                                            --------------

                                                                                                                   31,259
                                                                                                            --------------

                                                             Net investment income                                219,218

                                                             Realized and change in unrealized gains
                                                             (losses) on investments
                                                             Net realized losses on investments                  (548,391)
                                                             Change in net unrealized appreciation on
                                                                  investments                                     247,423
                                                                                                            --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                     $    (81,750)
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                           $   3,417,705      $    836,817

Net decrease in net assets resulting from operations                                            (81,750)         (225,697)

Capital shares transactions
   Net premiums                                                                                 850,131         1,419,824
   Transfers of policy loans                                                                          -                 -
   Transfers of surrenders                                                                     (243,595)          (54,923)
   Transfers of death benefits                                                                  (21,862)          (42,942)
   Transfers of other terminations                                                              (67,226)          (76,801)
   Interfund and net transfers (to) from general account                                     (1,503,711)        1,561,427
                                                                                         ---------------    --------------

     Net (decrease) increase in net assets from capital share transactions                     (986,263)        2,806,585
                                                                                         ---------------    --------------

Total (decrease) increase in net assets                                                      (1,068,013)        2,580,888
                                                                                         ---------------    --------------

Net assets at end of year                                                                 $   2,349,692     $   3,417,705
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  230

Midland National Life Insurance Company
Separate Account C
Ivy Variable Insurance Portfolios - Small Cap Value Portfolio
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     457,605 shares (cost $7,758,117)        $   8,394,405       Dividend income                              $    25,016
                                                                 Capital gains distributions                      532,967
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                  557,983
                                                                                                            --------------
Net assets                                   $   8,394,405     Expenses
                                             --------------
                                                                 Administrative expense                                 -
                                                                 Mortality and expense risk                        85,217
                                                                 Contract maintenance charge                          895
                                                                                                            --------------

                                                                                                                   86,112
                                                                                                            --------------

                                                             Net investment income                                471,871

                                                             Realized and change in unrealized gains
                                                             (losses) on investments
                                                             Net realized losses on investments                  (207,278)
                                                             Change in net unrealized appreciation on
                                                                  investments                                   1,370,415
                                                                                                            --------------

                                                             Net increase in net assets resulting from
                                                              operations                                    $   1,635,008
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                           $   6,000,932     $   4,027,415

Net increase (decrease) in net assets resulting from operations                               1,635,008          (457,015)

Capital shares transactions
   Net premiums                                                                               1,409,743         3,227,229
   Transfers of policy loans                                                                          -                 -
   Transfers of surrenders                                                                     (352,036)         (229,756)
   Transfers of death benefits                                                                 (358,722)         (142,664)
   Transfers of other terminations                                                             (273,845)         (207,889)
   Interfund and net transfers from (to) general account                                        333,325          (216,388)
                                                                                         ---------------    --------------

     Net increase in net assets from capital share transactions                                 758,465         2,430,532
                                                                                         ---------------    --------------

Total increase in net assets                                                                  2,393,473         1,973,517
                                                                                         ---------------    --------------

Net assets at end of year                                                                 $   8,394,405     $   6,000,932
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  231

Midland National Life Insurance Company
Separate Account C
Lazard Retirement Series, Inc. - International Equity Portfolio
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     43,049 shares (cost $567,513)            $    498,073       Dividend income                              $     6,693
                                                                 Capital gains distributions                        1,078
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                    7,771
                                                                                                            --------------
Net assets                                    $    498,073     Expenses
                                             --------------
                                                                 Administrative expense                                 -
                                                                 Mortality and expense risk                         6,262
                                                                 Contract maintenance charge                           58
                                                                                                            --------------

                                                                                                                    6,320
                                                                                                            --------------

                                                             Net investment income                                  1,451

                                                             Realized and change in unrealized losses
                                                             on investments
                                                             Net realized losses on investments                      (986)
                                                             Change in net unrealized depreciation on
                                                                  investments                                     (27,813)
                                                                                                            --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                     $    (27,348)
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                            $    449,276      $    327,108

Net decrease in net assets resulting from operations                                            (27,348)           (3,555)

Capital shares transactions
   Net premiums                                                                                  60,880           116,385
   Transfers of policy loans                                                                          -                 -
   Transfers of surrenders                                                                       (3,753)                -
   Transfers of death benefits                                                                   (1,536)                -
   Transfers of other terminations                                                               (2,978)           (9,954)
   Interfund and net transfers from general account                                              23,532            19,292
                                                                                         ---------------    --------------

     Net increase in net assets from capital share transactions                                  76,145           125,723
                                                                                         ---------------    --------------

Total increase in net assets                                                                     48,797           122,168
                                                                                         ---------------    --------------

Net assets at end of year                                                                  $    498,073      $    449,276
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  232

Midland National Life Insurance Company
Separate Account C
Lazard Retirement Series, Inc. - Global Dynamic Multi Asset Portfolio
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     152,841 shares (cost $1,813,720)        $   1,806,575       Dividend income                              $     4,515
                                                                 Capital gains distributions                        6,225
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                   10,740
                                                                                                            --------------
Net assets                                   $   1,806,575     Expenses
                                             --------------
                                                                 Administrative expense                                 -
                                                                 Mortality and expense risk                        22,533
                                                                 Contract maintenance charge                          188
                                                                                                            --------------

                                                                                                                   22,721
                                                                                                            --------------

                                                             Net investment loss                                  (11,981)

                                                             Realized and change in unrealized gains
                                                             (losses) on investments
                                                             Net realized losses on investments                    (7,870)
                                                             Change in net unrealized appreciation on
                                                                  investments                                      59,949
                                                                                                            --------------

                                                             Net increase in net assets resulting from
                                                              operations                                      $    40,098
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                           $   1,566,486      $    557,441

Net increase (decrease) in net assets resulting from operations                                  40,098           (57,772)

Capital shares transactions
   Net premiums                                                                                 410,880         1,406,955
   Transfers of policy loans                                                                          -                 -
   Transfers of surrenders                                                                      (36,931)          (25,287)
   Transfers of death benefits                                                                     (597)          (22,288)
   Transfers of other terminations                                                              (54,178)          (40,146)
   Interfund and net transfers to general account                                              (119,183)         (252,417)
                                                                                         ---------------    --------------

     Net increase in net assets from capital share transactions                                 199,991         1,066,817
                                                                                         ---------------    --------------

Total increase in net assets                                                                    240,089         1,009,045
                                                                                         ---------------    --------------

Net assets at end of year                                                                 $   1,806,575     $   1,566,486
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  233

Midland National Life Insurance Company
Separate Account C
Legg Mason Partners Variable Equity Trust - Western Asset Variable Global High Yield Bond Portfolio
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     43,169 shares (cost $328,917)            $    314,704       Dividend income                              $    16,935
                                                                 Capital gains distributions                            -
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                   16,935
                                                                                                            --------------
Net assets                                    $    314,704     Expenses
                                             --------------
                                                                 Administrative expense                                 -
                                                                 Mortality and expense risk                         3,923
                                                                 Contract maintenance charge                           29
                                                                                                            --------------

                                                                                                                    3,952
                                                                                                            --------------

                                                             Net investment income                                 12,983

                                                             Realized and change in unrealized gains
                                                             (losses) on investments
                                                             Net realized losses on investments                   (31,084)
                                                             Change in net unrealized appreciation on
                                                                  investments                                      55,245
                                                                                                            --------------

                                                             Net increase in net assets resulting from
                                                              operations                                      $    37,144
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                            $    310,926      $    329,482

Net increase (decrease) in net assets resulting from operations                                  37,144           (26,187)

Capital shares transactions
   Net premiums                                                                                  99,365            60,374
   Transfers of policy loans                                                                          -                 -
   Transfers of surrenders                                                                      (63,960)           (8,689)
   Transfers of death benefits                                                                  (61,255)                -
   Transfers of other terminations                                                              (11,667)           (5,141)
   Interfund and net transfers from (to) general account                                          4,151           (38,913)
                                                                                         ---------------    --------------

     Net (decrease) increase in net assets from capital share transactions                      (33,366)            7,631
                                                                                         ---------------    --------------

Total increase (decrease) in net assets                                                           3,778           (18,556)
                                                                                         ---------------    --------------

Net assets at end of year                                                                  $    314,704      $    310,926
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  234

Midland National Life Insurance Company
Separate Account C
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Mid Cap Portfolio
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     152,973 shares (cost $2,838,911)        $   2,901,900       Dividend income                              $     6,806
                                                                 Capital gains distributions                       43,895
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                   50,701
                                                                                                            --------------
Net assets                                   $   2,901,900     Expenses
                                             --------------
                                                                 Administrative expense                                 -
                                                                 Mortality and expense risk                        21,064
                                                                 Contract maintenance charge                          202
                                                                                                            --------------

                                                                                                                   21,266
                                                                                                            --------------

                                                             Net investment income                                 29,435

                                                             Realized and change in unrealized gains
                                                             (losses) on investments
                                                             Net realized losses on investments                   (74,005)
                                                             Change in net unrealized appreciation on
                                                                  investments                                     164,730
                                                                                                            --------------

                                                             Net increase in net assets resulting from
                                                              operations                                     $    120,160
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                           $   1,478,949      $    755,188

Net increase in net assets resulting from operations                                            120,160               541

Capital shares transactions
   Net premiums                                                                                 828,863           933,438
   Transfers of policy loans                                                                          -                 -
   Transfers of surrenders                                                                      (25,213)          (46,341)
   Transfers of death benefits                                                                  (69,759)          (58,877)
   Transfers of other terminations                                                              (33,903)          (36,334)
   Interfund and net transfers from (to) general account                                        602,803           (68,666)
                                                                                         ---------------    --------------

     Net increase in net assets from capital share transactions                               1,302,791           723,220
                                                                                         ---------------    --------------

Total increase in net assets                                                                  1,422,951           723,761
                                                                                         ---------------    --------------

Net assets at end of year                                                                 $   2,901,900     $   1,478,949
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  235

Midland National Life Insurance Company
Separate Account C
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Dividend Strategy Portfolio
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     307,592 shares (cost $4,967,253)        $   5,241,368       Dividend income                              $    63,451
                                                                 Capital gains distributions                            -
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                   63,451
                                                                                                            --------------
Net assets                                   $   5,241,368     Expenses
                                             --------------
                                                                 Administrative expense                                 -
                                                                 Mortality and expense risk                        39,919
                                                                 Contract maintenance charge                          291
                                                                                                            --------------

                                                                                                                   40,210
                                                                                                            --------------

                                                             Net investment income                                 23,241

                                                             Realized and change in unrealized gains
                                                             on investments
                                                             Net realized gains on investments                      2,214
                                                             Change in net unrealized appreciation on
                                                                  investments                                     364,827
                                                                                                            --------------

                                                             Net increase in net assets resulting from
                                                              operations                                     $    390,282
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                           $   1,874,380      $    484,881

Net increase (decrease) in net assets resulting from operations                                 390,282           (89,817)

Capital shares transactions
   Net premiums                                                                               2,685,106         1,331,250
   Transfers of policy loans                                                                          -                 -
   Transfers of surrenders                                                                      (52,605)          (13,632)
   Transfers of death benefits                                                                 (155,308)          (49,564)
   Transfers of other terminations                                                             (105,389)          (54,603)
   Interfund and net transfers from general account                                             604,902           265,865
                                                                                         ---------------    --------------

     Net increase in net assets from capital share transactions                               2,976,706         1,479,316
                                                                                         ---------------    --------------

Total increase in net assets                                                                  3,366,988         1,389,499
                                                                                         ---------------    --------------

Net assets at end of year                                                                 $   5,241,368     $   1,874,380
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  236

Midland National Life Insurance Company
Separate Account C
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     59,371 shares (cost $1,226,364)         $   1,221,861       Dividend income                                $       -
                                                                 Capital gains distributions                       45,881
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                   45,881
                                                                                                            --------------
Net assets                                   $   1,221,861     Expenses
                                             --------------
                                                                 Administrative expense                                 -
                                                                 Mortality and expense risk                        13,929
                                                                 Contract maintenance charge                          118
                                                                                                            --------------

                                                                                                                   14,047
                                                                                                            --------------

                                                             Net investment income                                 31,834

                                                             Realized and change in unrealized gains
                                                             (losses) on investments
                                                             Net realized losses on investments                   (17,471)
                                                             Change in net unrealized appreciation on
                                                                  investments                                      53,217
                                                                                                            --------------

                                                             Net increase in net assets resulting from
                                                              operations                                      $    67,580
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                            $    994,587      $    551,130

Net increase (decrease) in net assets resulting from operations                                  67,580           (53,569)

Capital shares transactions
   Net premiums                                                                                 171,868           494,562
   Transfers of policy loans                                                                          -                 -
   Transfers of surrenders                                                                      (87,201)          (14,238)
   Transfers of death benefits                                                                   (5,554)          (19,890)
   Transfers of other terminations                                                              (31,596)          (31,320)
   Interfund and net transfers from general account                                             112,177            67,912
                                                                                         ---------------    --------------

     Net increase in net assets from capital share transactions                                 159,694           497,026
                                                                                         ---------------    --------------

Total increase in net assets                                                                    227,274           443,457
                                                                                         ---------------    --------------

Net assets at end of year                                                                 $   1,221,861      $    994,587
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  237

Midland National Life Insurance Company
Separate Account C
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Aggressive Growth Portfolio
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     22,530 shares (cost $568,213)            $    557,403       Dividend income                              $     2,203
                                                                 Capital gains distributions                       28,886
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                   31,089
                                                                                                            --------------
Net assets                                    $    557,403     Expenses
                                             --------------
                                                                 Administrative expense                                 -
                                                                 Mortality and expense risk                         4,358
                                                                 Contract maintenance charge                           17
                                                                                                            --------------

                                                                                                                    4,375
                                                                                                            --------------

                                                             Net investment income                                 26,714

                                                             Realized and change in unrealized losses
                                                             on investments
                                                             Net realized losses on investments                    (5,123)
                                                             Change in net unrealized depreciation on
                                                                  investments                                      (1,926)
                                                                                                            --------------

                                                             Net increase in net assets resulting from
                                                              operations                                      $    19,665
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                            $     86,893         $       -

Net increase (decrease) in net assets resulting from operations                                  19,665              (890)

Capital shares transactions
   Net premiums                                                                                 298,168            94,067
   Transfers of policy loans                                                                          -                 -
   Transfers of surrenders                                                                       (4,194)                -
   Transfers of death benefits                                                                        -                 -
   Transfers of other terminations                                                              (13,468)          (20,134)
   Interfund and net transfers from general account                                             170,339            13,850
                                                                                         ---------------    --------------

     Net increase in net assets from capital share transactions                                 450,845            87,783
                                                                                         ---------------    --------------

Total increase in net assets                                                                    470,510            86,893
                                                                                         ---------------    --------------

Net assets at end of year                                                                  $    557,403       $    86,893
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  238

Midland National Life Insurance Company
Separate Account C
Legg Mason Partners Variable Equity Trust - Western Asset Variable Core Bond Plus Portfolio
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     3,345,132 shares (cost $19,288,674)     $  19,033,799       Dividend income                             $    381,202
                                                                 Capital gains distributions                            -
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                  381,202
                                                                                                            --------------
Net assets                                   $  19,033,799     Expenses
                                             --------------
                                                                 Administrative expense                                 -
                                                                 Mortality and expense risk                       157,151
                                                                 Contract maintenance charge                          986
                                                                                                            --------------

                                                                                                                  158,137
                                                                                                            --------------

                                                             Net investment income                                223,065

                                                             Realized and change in unrealized losses
                                                             on investments
                                                             Net realized losses on investments                    (5,320)
                                                             Change in net unrealized depreciation on
                                                                  investments                                    (156,945)
                                                                                                            --------------

                                                             Net increase in net assets resulting from
                                                              operations                                      $    60,800
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                           $   6,125,766         $       -

Net increase (decrease) in net assets resulting from operations                                  60,800           (48,905)

Capital shares transactions
   Net premiums                                                                              11,541,570         5,333,622
   Transfers of policy loans                                                                          -                 -
   Transfers of surrenders                                                                     (315,899)          (47,838)
   Transfers of death benefits                                                                  (78,086)          (18,704)
   Transfers of other terminations                                                             (430,863)          (43,298)
   Interfund and net transfers from general account                                           2,130,511           950,889
                                                                                         ---------------    --------------

     Net increase in net assets from capital share transactions                              12,847,233         6,174,671
                                                                                         ---------------    --------------

Total increase in net assets                                                                 12,908,033         6,125,766
                                                                                         ---------------    --------------

Net assets at end of year                                                                 $  19,033,799     $   6,125,766
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  239

Midland National Life Insurance Company
Separate Account C
QS Legg Mason Partners Variable Income Trust - Dynamic Multi Strategy Portfolio
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     40,798 shares (cost $520,534)            $    478,564       Dividend income                              $     4,413
                                                                 Capital gains distributions                        9,365
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                   13,778
                                                                                                            --------------
Net assets                                    $    478,564     Expenses
                                             --------------
                                                                 Administrative expense                                 -
                                                                 Mortality and expense risk                         6,497
                                                                 Contract maintenance charge                           65
                                                                                                            --------------

                                                                                                                    6,562
                                                                                                            --------------

                                                             Net investment income                                  7,216

                                                             Realized and change in unrealized gains
                                                             (losses) on investments
                                                             Net realized losses on investments                   (18,095)
                                                             Change in net unrealized appreciation on
                                                                  investments                                       2,701
                                                                                                            --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                      $    (8,178)
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                            $    518,540      $    300,794

Net decrease in net assets resulting from operations                                             (8,178)          (37,793)

Capital shares transactions
   Net premiums                                                                                  14,620           267,308
   Transfers of policy loans                                                                          -                 -
   Transfers of surrenders                                                                       (8,646)           (9,905)
   Transfers of death benefits                                                                   (6,155)                -
   Transfers of other terminations                                                              (13,533)          (24,211)
   Interfund and net transfers (to) from general account                                        (18,084)           22,347
                                                                                         ---------------    --------------

     Net (decrease) increase in net assets from capital share transactions                      (31,798)          255,539
                                                                                         ---------------    --------------

Total (decrease) increase in net assets                                                         (39,976)          217,746
                                                                                         ---------------    --------------

Net assets at end of year                                                                  $    478,564      $    518,540
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  240

Midland National Life Insurance Company
Separate Account C
Pioneer Variable Contracts Trust - Fund Portfolio
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     25,308 shares (cost $462,383)            $    449,977       Dividend income                              $     6,454
                                                                 Capital gains distributions                      116,442
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                  122,896
                                                                                                            --------------
Net assets                                    $    449,977     Expenses
                                             --------------
                                                                 Administrative expense                                 -
                                                                 Mortality and expense risk                         7,874
                                                                 Contract maintenance charge                           74
                                                                                                            --------------

                                                                                                                    7,948
                                                                                                            --------------

                                                             Net investment income                                114,948

                                                             Realized and change in unrealized gains
                                                             (losses) on investments
                                                             Net realized losses on investments                   (96,586)
                                                             Change in net unrealized appreciation on
                                                                  investments                                      30,516
                                                                                                            --------------

                                                             Net increase in net assets resulting from
                                                              operations                                      $    48,878
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                            $    369,521      $    233,887

Net increase (decrease) in net assets resulting from operations                                  48,878            (2,581)

Capital shares transactions
   Net premiums                                                                                  79,628           220,299
   Transfers of policy loans                                                                          -                 -
   Transfers of surrenders                                                                      (32,868)           (6,567)
   Transfers of death benefits                                                                        -                 -
   Transfers of other terminations                                                              (13,129)          (10,790)
   Interfund and net transfers to general account                                                (2,053)          (64,727)
                                                                                         ---------------    --------------

     Net increase in net assets from capital share transactions                                  31,578           138,215
                                                                                         ---------------    --------------

Total increase in net assets                                                                     80,456           135,634
                                                                                         ---------------    --------------

Net assets at end of year                                                                  $    449,977      $    369,521
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  241

Midland National Life Insurance Company
Separate Account C
Pioneer Variable Contracts Trust - Bond Portfolio
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     2,652,196 shares (cost $29,573,005)     $  29,147,631       Dividend income                             $    682,828
                                                                 Capital gains distributions                       12,817
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                  695,645
                                                                                                            --------------
Net assets                                   $  29,147,631     Expenses
                                             --------------
                                                                 Administrative expense                                 -
                                                                 Mortality and expense risk                       345,285
                                                                 Contract maintenance charge                        2,994
                                                                                                            --------------

                                                                                                                  348,279
                                                                                                            --------------

                                                             Net investment income                                347,366

                                                             Realized and change in unrealized gains
                                                             (losses) on investments
                                                             Net realized losses on investments                   (33,964)
                                                             Change in net unrealized appreciation on
                                                                  investments                                     317,219
                                                                                                            --------------

                                                             Net increase in net assets resulting from
                                                              operations                                     $    630,621
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                           $  25,163,445     $   7,142,163

Net increase (decrease) in net assets resulting from operations                                 630,621          (377,859)

Capital shares transactions
   Net premiums                                                                               6,450,420        21,131,346
   Transfers of policy loans                                                                          -                 -
   Transfers of surrenders                                                                   (1,018,116)         (567,705)
   Transfers of death benefits                                                               (1,067,382)         (764,790)
   Transfers of other terminations                                                           (1,188,024)         (719,205)
   Interfund and net transfers from (to) general account                                        176,667          (680,505)
                                                                                         ---------------    --------------

     Net increase in net assets from capital share transactions                               3,353,565        18,399,141
                                                                                         ---------------    --------------

Total increase in net assets                                                                  3,984,186        18,021,282
                                                                                         ---------------    --------------

Net assets at end of year                                                                 $  29,147,631     $  25,163,445
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  242

Midland National Life Insurance Company
Separate Account C
Pioneer Variable Contracts Trust - Strategic Income Portfolio
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     917,803 shares (cost $9,344,976)        $   9,306,527       Dividend income                             $    283,686
                                                                 Capital gains distributions                            -
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                  283,686
                                                                                                            --------------
Net assets                                   $   9,306,527     Expenses
                                             --------------
                                                                 Administrative expense                                 -
                                                                 Mortality and expense risk                       113,668
                                                                 Contract maintenance charge                        1,071
                                                                                                            --------------

                                                                                                                  114,739
                                                                                                            --------------

                                                             Net investment income                                168,947

                                                             Realized and change in unrealized gains
                                                             (losses) on investments
                                                             Net realized losses on investments                   (74,982)
                                                             Change in net unrealized appreciation on
                                                                  investments                                     379,768
                                                                                                            --------------

                                                             Net increase in net assets resulting from
                                                              operations                                     $    473,733
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                           $   8,190,076     $   4,904,885

Net increase (decrease) in net assets resulting from operations                                 473,733          (247,093)

Capital shares transactions
   Net premiums                                                                               1,604,054         4,685,205
   Transfers of policy loans                                                                          -                 -
   Transfers of surrenders                                                                     (347,058)         (227,537)
   Transfers of death benefits                                                                 (458,537)          (77,265)
   Transfers of other terminations                                                             (462,456)         (489,588)
   Interfund and net transfers from (to) general account                                        306,715          (358,531)
                                                                                         ---------------    --------------

     Net increase in net assets from capital share transactions                                 642,718         3,532,284
                                                                                         ---------------    --------------

Total increase in net assets                                                                  1,116,451         3,285,191
                                                                                         ---------------    --------------

Net assets at end of year                                                                 $   9,306,527     $   8,190,076
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  243

Midland National Life Insurance Company
Separate Account C
Pioneer Variable Contracts Trust - Equity Income Portfolio
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     139,701 shares (cost $4,066,345)        $   4,390,812       Dividend income                              $    65,289
                                                                 Capital gains distributions                      194,552
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                  259,841
                                                                                                            --------------
Net assets                                   $   4,390,812     Expenses
                                             --------------
                                                                 Administrative expense                                 -
                                                                 Mortality and expense risk                        44,351
                                                                 Contract maintenance charge                          319
                                                                                                            --------------

                                                                                                                   44,670
                                                                                                            --------------

                                                             Net investment income                                215,171

                                                             Realized and change in unrealized gains
                                                             on investments
                                                             Net realized gains on investments                     14,970
                                                             Change in net unrealized appreciation on
                                                                  investments                                     368,908
                                                                                                            --------------

                                                             Net increase in net assets resulting from
                                                              operations                                     $    599,049
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                           $   2,463,478     $   1,186,117

Net increase (decrease) in net assets resulting from operations                                 599,049           (24,197)

Capital shares transactions
   Net premiums                                                                               1,178,330         1,181,596
   Transfers of policy loans                                                                          -                 -
   Transfers of surrenders                                                                      (86,923)          (23,862)
   Transfers of death benefits                                                                 (102,030)          (43,959)
   Transfers of other terminations                                                              (60,375)         (109,340)
   Interfund and net transfers from general account                                             399,283           297,123
                                                                                         ---------------    --------------

     Net increase in net assets from capital share transactions                               1,328,285         1,301,558
                                                                                         ---------------    --------------

Total increase in net assets                                                                  1,927,334         1,277,361
                                                                                         ---------------    --------------

Net assets at end of year                                                                 $   4,390,812     $   2,463,478
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  244

Midland National Life Insurance Company
Separate Account C
Pioneer Variable Contracts Trust - High Yield Portfolio
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     159,678 shares (cost $1,333,956)        $   1,472,228       Dividend income                              $    79,268
                                                                 Capital gains distributions                            -
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                   79,268
                                                                                                            --------------
Net assets                                   $   1,472,228     Expenses
                                             --------------
                                                                 Administrative expense                                 -
                                                                 Mortality and expense risk                        22,159
                                                                 Contract maintenance charge                          174
                                                                                                            --------------

                                                                                                                   22,333
                                                                                                            --------------

                                                             Net investment income                                 56,935

                                                             Realized and change in unrealized gains
                                                             (losses) on investments
                                                             Net realized losses on investments                    (7,596)
                                                             Change in net unrealized appreciation on
                                                                  investments                                     198,078
                                                                                                            --------------

                                                             Net increase in net assets resulting from
                                                              operations                                     $    247,417
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                           $   1,209,090     $   1,150,179

Net increase (decrease) in net assets resulting from operations                                 247,417           (69,330)

Capital shares transactions
   Net premiums                                                                                 131,363           580,429
   Transfers of policy loans                                                                          -                 -
   Transfers of surrenders                                                                     (636,658)          (53,481)
   Transfers of death benefits                                                                  (42,386)                -
   Transfers of other terminations                                                              (70,605)          (67,791)
   Interfund and net transfers from (to) general account                                        634,007          (330,916)
                                                                                         ---------------    --------------

     Net increase in net assets from capital share transactions                                  15,721           128,241
                                                                                         ---------------    --------------

Total increase in net assets                                                                    263,138            58,911
                                                                                         ---------------    --------------

Net assets at end of year                                                                 $   1,472,228     $   1,209,090
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  245

Midland National Life Insurance Company
Separate Account C
Prudential Series Funds - Jennison 20/20 Focus Portfolio
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     18,431 shares (cost $389,439)            $    424,475       Dividend income                                $       -
                                                                 Capital gains distributions                            -
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                        -
                                                                                                            --------------
Net assets                                    $    424,475     Expenses
                                             --------------
                                                                 Administrative expense                                 -
                                                                 Mortality and expense risk                         5,013
                                                                 Contract maintenance charge                           32
                                                                                                            --------------

                                                                                                                    5,045
                                                                                                            --------------

                                                             Net investment loss                                   (5,045)

                                                             Realized and change in unrealized gains
                                                             on investments
                                                             Net realized gains on investments                      3,154
                                                             Change in net unrealized appreciation on
                                                                  investments                                       3,796
                                                                                                            --------------

                                                             Net increase in net assets resulting from
                                                              operations                                      $     1,905
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                            $    329,648      $    316,101

Net increase in net assets resulting from operations                                              1,905            13,689

Capital shares transactions
   Net premiums                                                                                 104,661            42,364
   Transfers of policy loans                                                                          -                 -
   Transfers of surrenders                                                                            -              (620)
   Transfers of death benefits                                                                        -                 -
   Transfers of other terminations                                                              (20,216)          (21,902)
   Interfund and net transfers from (to) general account                                          8,477           (19,984)
                                                                                         ---------------    --------------

     Net increase (decrease) in net assets from capital share transactions                       92,922              (142)
                                                                                         ---------------    --------------

Total increase in net assets                                                                     94,827            13,547
                                                                                         ---------------    --------------

Net assets at end of year                                                                  $    424,475      $    329,648
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  246

Midland National Life Insurance Company
Separate Account C
Prudential Series Funds - Natural Resources Portfolio
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     29,561 shares (cost $721,528)            $    774,486       Dividend income                                $       -
                                                                 Capital gains distributions                            -
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                        -
                                                                                                            --------------
Net assets                                    $    774,486     Expenses
                                             --------------
                                                                 Administrative expense                                 -
                                                                 Mortality and expense risk                         7,173
                                                                 Contract maintenance charge                           88
                                                                                                            --------------

                                                                                                                    7,261
                                                                                                            --------------

                                                             Net investment loss                                   (7,261)

                                                             Realized and change in unrealized gains
                                                             (losses) on investments
                                                             Net realized losses on investments                   (83,181)
                                                             Change in net unrealized appreciation on
                                                                  investments                                     190,098
                                                                                                            --------------

                                                             Net increase in net assets resulting from
                                                              operations                                      $    99,656
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                            $    399,943      $    357,247

Net increase (decrease) in net assets resulting from operations                                  99,656          (175,098)

Capital shares transactions
   Net premiums                                                                                 166,273           336,549
   Transfers of policy loans                                                                          -                 -
   Transfers of surrenders                                                                      (62,853)          (43,836)
   Transfers of death benefits                                                                   (7,583)           (9,746)
   Transfers of other terminations                                                              (17,344)           (8,033)
   Interfund and net transfers from (to) general account                                        196,394           (57,140)
                                                                                         ---------------    --------------

     Net increase in net assets from capital share transactions                                 274,887           217,794
                                                                                         ---------------    --------------

Total increase in net assets                                                                    374,543            42,696
                                                                                         ---------------    --------------

Net assets at end of year                                                                  $    774,486      $    399,943
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  247

Midland National Life Insurance Company
Separate Account C
Prudential Series Funds - SP Prudential US Emerging Growth Portfolio
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     33,603 shares (cost $396,288)            $    384,418       Dividend income                                $       -
                                                                 Capital gains distributions                            -
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                        -
                                                                                                            --------------
Net assets                                    $    384,418     Expenses
                                             --------------
                                                                 Administrative expense                                 -
                                                                 Mortality and expense risk                         5,599
                                                                 Contract maintenance charge                           41
                                                                                                            --------------

                                                                                                                    5,640
                                                                                                            --------------

                                                             Net investment loss                                   (5,640)

                                                             Realized and change in unrealized gains
                                                             on investments
                                                             Net realized gains on investments                      6,998
                                                             Change in net unrealized appreciation on
                                                                  investments                                      10,232
                                                                                                            --------------

                                                             Net increase in net assets resulting from
                                                              operations                                      $    11,590
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                            $    446,008      $    483,580

Net increase (decrease) in net assets resulting from operations                                  11,590           (26,033)

Capital shares transactions
   Net premiums                                                                                  30,723           214,622
   Transfers of policy loans                                                                          -                 -
   Transfers of surrenders                                                                       (4,937)           (9,422)
   Transfers of death benefits                                                                   (4,681)          (11,735)
   Transfers of other terminations                                                               (6,911)          (18,912)
   Interfund and net transfers to general account                                               (87,374)         (186,092)
                                                                                         ---------------    --------------

     Net decrease in net assets from capital share transactions                                 (73,180)          (11,539)
                                                                                         ---------------    --------------

Total decrease in net assets                                                                    (61,590)          (37,572)
                                                                                         ---------------    --------------

Net assets at end of year                                                                  $    384,418      $    446,008
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  248

Midland National Life Insurance Company
Separate Account C
Royce Capital Fund - Micro-Cap Portfolio
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     43,874 shares (cost $479,358)            $    479,544       Dividend income                              $     2,269
                                                                 Capital gains distributions                            -
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                    2,269
                                                                                                            --------------
Net assets                                    $    479,544     Expenses
                                             --------------
                                                                 Administrative expense                                 -
                                                                 Mortality and expense risk                         5,459
                                                                 Contract maintenance charge                           46
                                                                                                            --------------

                                                                                                                    5,505
                                                                                                            --------------

                                                             Net investment loss                                   (3,236)

                                                             Realized and change in unrealized gains
                                                             (losses) on investments
                                                             Net realized losses on investments                   (32,250)
                                                             Change in net unrealized appreciation on
                                                                  investments                                     105,441
                                                                                                            --------------

                                                             Net increase in net assets resulting from
                                                              operations                                      $    69,955
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                            $    417,664      $    403,333

Net increase (decrease) in net assets resulting from operations                                  69,955           (62,565)

Capital shares transactions
   Net premiums                                                                                  46,855            98,623
   Transfers of policy loans                                                                          -                 -
   Transfers of surrenders                                                                      (40,283)           (1,392)
   Transfers of death benefits                                                                  (25,498)          (18,581)
   Transfers of other terminations                                                               (4,212)          (19,187)
   Interfund and net transfers from general account                                              15,063            17,433
                                                                                         ---------------    --------------

     Net (decrease) increase in net assets from capital share transactions                       (8,075)           76,896
                                                                                         ---------------    --------------

Total increase in net assets                                                                     61,880            14,331
                                                                                         ---------------    --------------

Net assets at end of year                                                                  $    479,544      $    417,664
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  249

Midland National Life Insurance Company
Separate Account C
Royce Capital Fund - Small Cap Portfolio
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     1,172,493 shares (cost $12,068,107)     $   9,614,439       Dividend income                             $    145,071
                                                                 Capital gains distributions                    1,588,230
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                1,733,301
                                                                                                            --------------
Net assets                                   $   9,614,439     Expenses
                                             --------------
                                                                 Administrative expense                                 -
                                                                 Mortality and expense risk                       108,863
                                                                 Contract maintenance charge                        1,101
                                                                                                            --------------

                                                                                                                  109,964
                                                                                                            --------------

                                                             Net investment income                              1,623,337

                                                             Realized and change in unrealized gains
                                                             (losses) on investments
                                                             Net realized losses on investments                  (536,766)
                                                             Change in net unrealized appreciation on
                                                                  investments                                     467,028
                                                                                                            --------------

                                                             Net increase in net assets resulting from
                                                              operations                                    $   1,553,599
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                           $   7,405,466     $   4,882,129

Net increase (decrease) in net assets resulting from operations                               1,553,599          (999,396)

Capital shares transactions
   Net premiums                                                                               1,628,840         4,297,126
   Transfers of policy loans                                                                          -                 -
   Transfers of surrenders                                                                     (378,436)         (217,239)
   Transfers of death benefits                                                                 (284,021)         (163,616)
   Transfers of other terminations                                                             (274,029)         (177,071)
   Interfund and net transfers to general account                                               (36,980)         (216,467)
                                                                                         ---------------    --------------

     Net increase in net assets from capital share transactions                                 655,374         3,522,733
                                                                                         ---------------    --------------

Total increase in net assets                                                                  2,208,973         2,523,337
                                                                                         ---------------    --------------

Net assets at end of year                                                                 $   9,614,439     $   7,405,466
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  250

Midland National Life Insurance Company
Separate Account C
ALPS - Alerian Energy Infrastructure Portfolio
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     177,793 shares (cost $1,608,957)        $   1,742,373       Dividend income                              $    32,692
                                                                 Capital gains distributions                            -
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                   32,692
                                                                                                            --------------
Net assets                                   $   1,742,373     Expenses
                                             --------------
                                                                 Administrative expense                                 -
                                                                 Mortality and expense risk                        17,481
                                                                 Contract maintenance charge                           81
                                                                                                            --------------

                                                                                                                   17,562
                                                                                                            --------------

                                                             Net investment income                                 15,130

                                                             Realized and change in unrealized gains
                                                             (losses) on investments
                                                             Net realized losses on investments                   (99,068)
                                                             Change in net unrealized appreciation on
                                                                  investments                                     534,719
                                                                                                            --------------

                                                             Net increase in net assets resulting from
                                                              operations                                     $    450,781
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                            $    824,630      $    399,590

Net increase (decrease) in net assets resulting from operations                                 450,781          (397,949)

Capital shares transactions
   Net premiums                                                                                 322,565           744,224
   Transfers of policy loans                                                                          -                 -
   Transfers of surrenders                                                                         (308)          (19,125)
   Transfers of death benefits                                                                   (6,007)           (8,738)
   Transfers of other terminations                                                              (19,447)          (18,726)
   Interfund and net transfers from general account                                             170,159           125,354
                                                                                         ---------------    --------------

     Net increase in net assets from capital share transactions                                 466,962           822,989
                                                                                         ---------------    --------------

Total increase in net assets                                                                    917,743           425,040
                                                                                         ---------------    --------------

Net assets at end of year                                                                 $   1,742,373      $    824,630
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  251

Midland National Life Insurance Company
Separate Account C
ALPS - Red Rocks Listed Private Equity Portfolio
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     27,269 shares (cost $286,668)            $    301,600       Dividend income                              $     2,052
                                                                 Capital gains distributions                           83
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                    2,135
                                                                                                            --------------
Net assets                                    $    301,600     Expenses
                                             --------------
                                                                 Administrative expense                                 -
                                                                 Mortality and expense risk                         3,020
                                                                 Contract maintenance charge                           10
                                                                                                            --------------

                                                                                                                    3,030
                                                                                                            --------------

                                                             Net investment loss                                     (895)

                                                             Realized and change in unrealized gains
                                                             (losses) on investments
                                                             Net realized losses on investments                      (699)
                                                             Change in net unrealized appreciation on
                                                                  investments                                      20,387
                                                                                                            --------------

                                                             Net increase in net assets resulting from
                                                              operations                                      $    18,793
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                            $    160,817         $       -

Net increase (decrease) in net assets resulting from operations                                  18,793            (5,908)

Capital shares transactions
   Net premiums                                                                                 112,322            99,572
   Transfers of policy loans                                                                          -                 -
   Transfers of surrenders                                                                            -               (35)
   Transfers of death benefits                                                                        -                 -
   Transfers of other terminations                                                               (7,464)             (646)
   Interfund and net transfers from general account                                              17,132            67,834
                                                                                         ---------------    --------------

     Net increase in net assets from capital share transactions                                 121,990           166,725
                                                                                         ---------------    --------------

Total increase in net assets                                                                    140,783           160,817
                                                                                         ---------------    --------------

Net assets at end of year                                                                  $    301,600      $    160,817
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  252

Midland National Life Insurance Company
Separate Account C
American Funds IS - Asset Allocation Fund
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     894,211 shares (cost $18,905,135)       $  19,162,946       Dividend income                             $    240,469
                                                                 Capital gains distributions                      297,794
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                  538,263
                                                                                                            --------------
Net assets                                   $  19,162,946     Expenses
                                             --------------
                                                                 Administrative expense                                 -
                                                                 Mortality and expense risk                       169,360
                                                                 Contract maintenance charge                          718
                                                                                                            --------------

                                                                                                                  170,078
                                                                                                            --------------

                                                             Net investment income                                368,185

                                                             Realized and change in unrealized gains
                                                             (losses) on investments
                                                             Net realized losses on investments                   (52,923)
                                                             Change in net unrealized appreciation on
                                                                  investments                                     721,356
                                                                                                            --------------

                                                             Net increase in net assets resulting from
                                                              operations                                    $   1,036,618
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                           $   8,178,458      $    645,067

Net increase (decrease) in net assets resulting from operations                               1,036,618           (67,758)

Capital shares transactions
   Net premiums                                                                               9,644,703         6,729,625
   Transfers of policy loans                                                                          -                 -
   Transfers of surrenders                                                                     (186,039)          (20,127)
   Transfers of death benefits                                                                 (583,770)         (138,225)
   Transfers of other terminations                                                             (310,356)         (119,957)
   Interfund and net transfers from general account                                           1,383,332         1,149,833
                                                                                         ---------------    --------------

     Net increase in net assets from capital share transactions                               9,947,870         7,601,149
                                                                                         ---------------    --------------

Total increase in net assets                                                                 10,984,488         7,533,391
                                                                                         ---------------    --------------

Net assets at end of year                                                                 $  19,162,946     $   8,178,458
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  253

Midland National Life Insurance Company
Separate Account C
American Funds IS - Blue Chip income and Growth Fund
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     1,047,861 shares (cost $13,872,469)     $  14,030,863       Dividend income                             $    228,559
                                                                 Capital gains distributions                      675,985
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                  904,544
                                                                                                            --------------
Net assets                                   $  14,030,863     Expenses
                                             --------------
                                                                 Administrative expense                                 -
                                                                 Mortality and expense risk                       113,803
                                                                 Contract maintenance charge                          637
                                                                                                            --------------

                                                                                                                  114,440
                                                                                                            --------------

                                                             Net investment income                                790,104

                                                             Realized and change in unrealized gains
                                                             (losses) on investments
                                                             Net realized losses on investments                  (146,719)
                                                             Change in net unrealized appreciation on
                                                                  investments                                     772,544
                                                                                                            --------------

                                                             Net increase in net assets resulting from
                                                              operations                                    $   1,415,929
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                           $   5,684,566     $   2,125,588

Net increase (decrease) in net assets resulting from operations                               1,415,929          (264,572)

Capital shares transactions
   Net premiums                                                                               5,368,075         3,652,550
   Transfers of policy loans                                                                          -                 -
   Transfers of surrenders                                                                     (141,799)          (49,324)
   Transfers of death benefits                                                                 (370,464)          (27,224)
   Transfers of other terminations                                                             (222,532)         (101,855)
   Interfund and net transfers from general account                                           2,297,088           349,403
                                                                                         ---------------    --------------

     Net increase in net assets from capital share transactions                               6,930,368         3,823,550
                                                                                         ---------------    --------------

Total increase in net assets                                                                  8,346,297         3,558,978
                                                                                         ---------------    --------------

Net assets at end of year                                                                 $  14,030,863     $   5,684,566
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  254

Midland National Life Insurance Company
Separate Account C
American Funds IS - Ultra-Short Bond Fund
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     1,153,454 shares (cost $12,845,227)     $  12,826,412       Dividend income                                $       -
                                                                 Capital gains distributions                            -
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                        -
                                                                                                            --------------
Net assets                                   $  12,826,412     Expenses
                                             --------------
                                                                 Administrative expense                                 -
                                                                 Mortality and expense risk                       165,612
                                                                 Contract maintenance charge                        1,239
                                                                                                            --------------

                                                                                                                  166,851
                                                                                                            --------------

                                                             Net investment loss                                 (166,851)

                                                             Realized and change in unrealized losses
                                                             on investments
                                                             Net realized losses on investments                   (52,558)
                                                             Change in net unrealized depreciation on
                                                                  investments                                      (5,193)
                                                                                                            --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                     $   (224,602)
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                           $  15,798,803     $   7,221,320

Net decrease in net assets resulting from operations                                           (224,602)         (189,128)

Capital shares transactions
   Net premiums                                                                              12,831,860        21,207,501
   Transfers of policy loans                                                                          -                 -
   Transfers of surrenders                                                                   (2,501,645)       (3,920,308)
   Transfers of death benefits                                                                  (59,000)         (430,328)
   Transfers of other terminations                                                           (1,336,892)         (800,382)
   Interfund and net transfers to general account                                           (11,682,112)       (7,289,872)
                                                                                         ---------------    --------------

     Net (decrease) increase in net assets from capital share transactions                   (2,747,789)        8,766,611
                                                                                         ---------------    --------------

Total (decrease) increase in net assets                                                      (2,972,391)        8,577,483
                                                                                         ---------------    --------------

Net assets at end of year                                                                 $  12,826,412     $  15,798,803
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  255

Midland National Life Insurance Company
Separate Account C
American Funds IS - Capital Income Builder Fund
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     831,362 shares (cost $7,983,630)        $   7,856,367       Dividend income                             $    200,421
                                                                 Capital gains distributions                            -
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                  200,421
                                                                                                            --------------
Net assets                                   $   7,856,367     Expenses
                                             --------------
                                                                 Administrative expense                                 -
                                                                 Mortality and expense risk                        81,909
                                                                 Contract maintenance charge                          491
                                                                                                            --------------

                                                                                                                   82,400
                                                                                                            --------------

                                                             Net investment income                                118,021

                                                             Realized and change in unrealized gains
                                                             (losses) on investments
                                                             Net realized losses on investments                   (41,090)
                                                             Change in net unrealized appreciation on
                                                                  investments                                      96,423
                                                                                                            --------------

                                                             Net increase in net assets resulting from
                                                              operations                                     $    173,354
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                           $   4,765,182      $    615,509

Net increase (decrease) in net assets resulting from operations                                 173,354          (173,759)

Capital shares transactions
   Net premiums                                                                               3,282,607         3,544,268
   Transfers of policy loans                                                                          -                 -
   Transfers of surrenders                                                                      (49,373)          (15,160)
   Transfers of death benefits                                                                 (505,469)          (18,138)
   Transfers of other terminations                                                             (123,397)          (75,051)
   Interfund and net transfers from general account                                             313,463           887,513
                                                                                         ---------------    --------------

     Net increase in net assets from capital share transactions                               2,917,831         4,323,432
                                                                                         ---------------    --------------

Total increase in net assets                                                                  3,091,185         4,149,673
                                                                                         ---------------    --------------

Net assets at end of year                                                                 $   7,856,367     $   4,765,182
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  256

Midland National Life Insurance Company
Separate Account C
American Funds IS - Global Growth Fund
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     114,622 shares (cost $2,890,665)        $   2,729,142       Dividend income                              $    18,867
                                                                 Capital gains distributions                      218,002
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                  236,869
                                                                                                            --------------
Net assets                                   $   2,729,142     Expenses
                                             --------------
                                                                 Administrative expense                                 -
                                                                 Mortality and expense risk                        32,133
                                                                 Contract maintenance charge                          182
                                                                                                            --------------

                                                                                                                   32,315
                                                                                                            --------------

                                                             Net investment income                                204,554

                                                             Realized and change in unrealized losses
                                                             on investments
                                                             Net realized losses on investments                  (145,571)
                                                             Change in net unrealized depreciation on
                                                                  investments                                     (56,664)
                                                                                                            --------------

                                                             Net increase in net assets resulting from
                                                              operations                                      $     2,319
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                           $   2,287,088      $    256,192

Net increase (decrease) in net assets resulting from operations                                   2,319           (24,974)

Capital shares transactions
   Net premiums                                                                                 746,848         1,192,677
   Transfers of policy loans                                                                          -                 -
   Transfers of surrenders                                                                      (96,864)           (2,712)
   Transfers of death benefits                                                                 (141,116)          (38,429)
   Transfers of other terminations                                                              (57,329)          (64,037)
   Interfund and net transfers (to) from general account                                        (11,804)          968,371
                                                                                         ---------------    --------------

     Net increase in net assets from capital share transactions                                 439,735         2,055,870
                                                                                         ---------------    --------------

Total increase in net assets                                                                    442,054         2,030,896
                                                                                         ---------------    --------------

Net assets at end of year                                                                 $   2,729,142     $   2,287,088
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  257

Midland National Life Insurance Company
Separate Account C
American Funds IS - Global Growth and Income Fund
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     321,314 shares (cost $4,048,875)        $   4,141,736       Dividend income                              $    70,937
                                                                 Capital gains distributions                            -
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                   70,937
                                                                                                            --------------
Net assets                                   $   4,141,736     Expenses
                                             --------------
                                                                 Administrative expense                                 -
                                                                 Mortality and expense risk                        41,952
                                                                 Contract maintenance charge                          144
                                                                                                            --------------

                                                                                                                   42,096
                                                                                                            --------------

                                                             Net investment income                                 28,841

                                                             Realized and change in unrealized gains
                                                             (losses) on investments
                                                             Net realized losses on investments                   (58,573)
                                                             Change in net unrealized appreciation on
                                                                  investments                                     238,738
                                                                                                            --------------

                                                             Net increase in net assets resulting from
                                                              operations                                     $    209,006
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                           $   2,426,026      $    151,652

Net increase (decrease) in net assets resulting from operations                                 209,006          (117,552)

Capital shares transactions
   Net premiums                                                                               1,403,819         2,283,780
   Transfers of policy loans                                                                          -                 -
   Transfers of surrenders                                                                      (53,778)           (1,236)
   Transfers of death benefits                                                                  (32,621)                -
   Transfers of other terminations                                                              (60,114)          (44,383)
   Interfund and net transfers from general account                                             249,398           153,765
                                                                                         ---------------    --------------

     Net increase in net assets from capital share transactions                               1,506,704         2,391,926
                                                                                         ---------------    --------------

Total increase in net assets                                                                  1,715,710         2,274,374
                                                                                         ---------------    --------------

Net assets at end of year                                                                 $   4,141,736     $   2,426,026
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  258

Midland National Life Insurance Company
Separate Account C
American Funds IS - Global Small Capitalization Fund
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     68,063 shares (cost $1,575,667)         $   1,355,137       Dividend income                              $     1,352
                                                                 Capital gains distributions                      266,769
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                  268,121
                                                                                                            --------------
Net assets                                   $   1,355,137     Expenses
                                             --------------
                                                                 Administrative expense                                 -
                                                                 Mortality and expense risk                        18,461
                                                                 Contract maintenance charge                          112
                                                                                                            --------------

                                                                                                                   18,573
                                                                                                            --------------

                                                             Net investment income                                249,548

                                                             Realized and change in unrealized gains
                                                             (losses) on investments
                                                             Net realized losses on investments                  (349,222)
                                                             Change in net unrealized appreciation on
                                                                  investments                                      43,548
                                                                                                            --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                     $    (56,126)
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                           $   2,186,411       $    91,212

Net decrease in net assets resulting from operations                                            (56,126)         (225,177)

Capital shares transactions
   Net premiums                                                                                 249,284         1,264,564
   Transfers of policy loans                                                                          -                 -
   Transfers of surrenders                                                                     (190,887)          (17,446)
   Transfers of death benefits                                                                  (45,882)          (10,268)
   Transfers of other terminations                                                              (25,501)          (41,682)
   Interfund and net transfers (to) from general account                                       (762,162)        1,125,208
                                                                                         ---------------    --------------

     Net (decrease) increase in net assets from capital share transactions                     (775,148)        2,320,376
                                                                                         ---------------    --------------

Total (decrease) increase in net assets                                                        (831,274)        2,095,199
                                                                                         ---------------    --------------

Net assets at end of year                                                                 $   1,355,137     $   2,186,411
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  259

Midland National Life Insurance Company
Separate Account C
American Funds IS - Growth Fund
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     105,786 shares (cost $7,192,275)        $   7,025,261       Dividend income                              $    35,875
                                                                 Capital gains distributions                      483,426
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                  519,301
                                                                                                            --------------
Net assets                                   $   7,025,261     Expenses
                                             --------------
                                                                 Administrative expense                                 -
                                                                 Mortality and expense risk                        69,481
                                                                 Contract maintenance charge                          448
                                                                                                            --------------

                                                                                                                   69,929
                                                                                                            --------------

                                                             Net investment income                                449,372

                                                             Realized and change in unrealized gains
                                                             (losses) on investments
                                                             Net realized losses on investments                  (262,458)
                                                             Change in net unrealized appreciation on
                                                                  investments                                     287,427
                                                                                                            --------------

                                                             Net increase in net assets resulting from
                                                              operations                                     $    474,341
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                           $   4,357,889      $    861,882

Net increase in net assets resulting from operations                                            474,341            63,127

Capital shares transactions
   Net premiums                                                                               2,863,824         3,253,101
   Transfers of policy loans                                                                          -                 -
   Transfers of surrenders                                                                     (181,237)          (82,695)
   Transfers of death benefits                                                                 (283,153)          (90,881)
   Transfers of other terminations                                                             (114,419)          (64,611)
   Interfund and net transfers (to) from general account                                        (91,984)          417,966
                                                                                         ---------------    --------------

     Net increase in net assets from capital share transactions                               2,193,031         3,432,880
                                                                                         ---------------    --------------

Total increase in net assets                                                                  2,667,372         3,496,007
                                                                                         ---------------    --------------

Net assets at end of year                                                                 $   7,025,261     $   4,357,889
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  260

Midland National Life Insurance Company
Separate Account C
American Funds IS- Growth-Income Fund
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     233,968 shares (cost $10,614,299)       $  10,231,418       Dividend income                             $    115,835
                                                                 Capital gains distributions                      756,589
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                  872,424
                                                                                                            --------------
Net assets                                   $  10,231,418     Expenses
                                             --------------
                                                                 Administrative expense                                 -
                                                                 Mortality and expense risk                        90,715
                                                                 Contract maintenance charge                          545
                                                                                                            --------------

                                                                                                                   91,260
                                                                                                            --------------

                                                             Net investment income                                781,164

                                                             Realized and change in unrealized gains
                                                             (losses) on investments
                                                             Net realized losses on investments                  (116,580)
                                                             Change in net unrealized appreciation on
                                                                  investments                                     103,359
                                                                                                            --------------

                                                             Net increase in net assets resulting from
                                                              operations                                     $    767,943
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                           $   4,790,060     $   1,061,651

Net increase (decrease) in net assets resulting from operations                                 767,943           (76,862)

Capital shares transactions
   Net premiums                                                                               4,478,113         3,478,594
   Transfers of policy loans                                                                          -                 -
   Transfers of surrenders                                                                     (150,749)          (39,665)
   Transfers of death benefits                                                                 (180,392)          (94,878)
   Transfers of other terminations                                                             (209,815)         (148,527)
   Interfund and net transfers from general account                                             736,258           609,747
                                                                                         ---------------    --------------

     Net increase in net assets from capital share transactions                               4,673,415         3,805,271
                                                                                         ---------------    --------------

Total increase in net assets                                                                  5,441,358         3,728,409
                                                                                         ---------------    --------------

Net assets at end of year                                                                 $  10,231,418     $   4,790,060
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  261

Midland National Life Insurance Company
Separate Account C
American Funds IS - International Fund
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     128,803 shares (cost $2,431,392)        $   2,143,281       Dividend income                              $    26,323
                                                                 Capital gains distributions                      158,540
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                  184,863
                                                                                                            --------------
Net assets                                   $   2,143,281     Expenses
                                             --------------
                                                                 Administrative expense                                 -
                                                                 Mortality and expense risk                        22,896
                                                                 Contract maintenance charge                          139
                                                                                                            --------------

                                                                                                                   23,035
                                                                                                            --------------

                                                             Net investment income                                161,828

                                                             Realized and change in unrealized losses
                                                             on investments
                                                             Net realized losses on investments                   (56,148)
                                                             Change in net unrealized depreciation on
                                                                  investments                                     (69,955)
                                                                                                            --------------

                                                             Net increase in net assets resulting from
                                                              operations                                      $    35,725
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                           $   1,555,816      $    287,001

Net increase (decrease) in net assets resulting from operations                                  35,725          (154,025)

Capital shares transactions
   Net premiums                                                                                 653,714         1,128,327
   Transfers of policy loans                                                                          -                 -
   Transfers of surrenders                                                                       (4,434)                -
   Transfers of death benefits                                                                  (27,080)                -
   Transfers of other terminations                                                              (81,793)          (24,186)
   Interfund and net transfers from general account                                              11,333           318,699
                                                                                         ---------------    --------------

     Net increase in net assets from capital share transactions                                 551,740         1,422,840
                                                                                         ---------------    --------------

Total increase in net assets                                                                    587,465         1,268,815
                                                                                         ---------------    --------------

Net assets at end of year                                                                 $   2,143,281     $   1,555,816
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  262

Midland National Life Insurance Company
Separate Account C
American Funds IS - International Growth and Income Fund
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     132,671 shares (cost $2,045,660)        $   1,907,815       Dividend income                              $    43,647
                                                                 Capital gains distributions                        6,496
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                   50,143
                                                                                                            --------------
Net assets                                   $   1,907,815     Expenses
                                             --------------
                                                                 Administrative expense                                 -
                                                                 Mortality and expense risk                        19,650
                                                                 Contract maintenance charge                           99
                                                                                                            --------------

                                                                                                                   19,749
                                                                                                            --------------

                                                             Net investment income                                 30,394

                                                             Realized and change in unrealized losses
                                                             on investments
                                                             Net realized losses on investments                   (27,684)
                                                             Change in net unrealized depreciation on
                                                                  investments                                      (4,584)
                                                                                                            --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                      $    (1,874)
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                           $   1,247,857       $    92,019

Net decrease in net assets resulting from operations                                             (1,874)         (103,614)

Capital shares transactions
   Net premiums                                                                                 608,305         1,240,104
   Transfers of policy loans                                                                          -                 -
   Transfers of surrenders                                                                      (26,826)          (17,445)
   Transfers of death benefits                                                                 (123,017)                -
   Transfers of other terminations                                                              (16,862)          (16,941)
   Interfund and net transfers from general account                                             220,232            53,734
                                                                                         ---------------    --------------

     Net increase in net assets from capital share transactions                                 661,832         1,259,452
                                                                                         ---------------    --------------

Total increase in net assets                                                                    659,958         1,155,838
                                                                                         ---------------    --------------

Net assets at end of year                                                                 $   1,907,815     $   1,247,857
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  263

Midland National Life Insurance Company
Separate Account C
American Funds IS - New World Fund
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     611,344 shares (cost $12,116,347)       $  11,927,318       Dividend income                              $    72,774
                                                                 Capital gains distributions                            -
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                   72,774
                                                                                                            --------------
Net assets                                   $  11,927,318     Expenses
                                             --------------
                                                                 Administrative expense                                 -
                                                                 Mortality and expense risk                       129,528
                                                                 Contract maintenance charge                        1,105
                                                                                                            --------------

                                                                                                                  130,633
                                                                                                            --------------

                                                             Net investment loss                                  (57,859)

                                                             Realized and change in unrealized gains
                                                             (losses) on investments
                                                             Net realized losses on investments                  (128,406)
                                                             Change in net unrealized appreciation on
                                                                  investments                                     589,649
                                                                                                            --------------

                                                             Net increase in net assets resulting from
                                                              operations                                     $    403,384
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                           $   8,809,643     $   2,102,795

Net increase (decrease) in net assets resulting from operations                                 403,384          (470,326)

Capital shares transactions
   Net premiums                                                                               3,604,944         7,314,881
   Transfers of policy loans                                                                          -                 -
   Transfers of surrenders                                                                     (482,851)         (142,420)
   Transfers of death benefits                                                                 (453,920)         (176,097)
   Transfers of other terminations                                                             (331,736)         (150,405)
   Interfund and net transfers from general account                                             377,854           331,215
                                                                                         ---------------    --------------

     Net increase in net assets from capital share transactions                               2,714,291         7,177,174
                                                                                         ---------------    --------------

Total increase in net assets                                                                  3,117,675         6,706,848
                                                                                         ---------------    --------------

Net assets at end of year                                                                 $  11,927,318     $   8,809,643
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  264

Midland National Life Insurance Company
Separate Account C
American Funds IS - U.S. Government/AAA-Rated Securities Fund
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     646,374 shares (cost $8,009,713)        $   7,730,632       Dividend income                              $    86,850
                                                                 Capital gains distributions                      151,621
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                  238,471
                                                                                                            --------------
Net assets                                   $   7,730,632     Expenses
                                             --------------
                                                                 Administrative expense                                 -
                                                                 Mortality and expense risk                        90,798
                                                                 Contract maintenance charge                          279
                                                                                                            --------------

                                                                                                                   91,077
                                                                                                            --------------

                                                             Net investment income                                147,394

                                                             Realized and change in unrealized gains
                                                             (losses) on investments
                                                             Net realized gains on investments                      4,498
                                                             Change in net unrealized depreciation on
                                                                  investments                                    (206,072)
                                                                                                            --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                     $    (54,180)
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                           $   5,281,120      $    415,682

Net decrease in net assets resulting from operations                                            (54,180)          (24,928)

Capital shares transactions
   Net premiums                                                                               1,615,334         1,762,513
   Transfers of policy loans                                                                          -                 -
   Transfers of surrenders                                                                     (172,703)                -
   Transfers of death benefits                                                                 (171,109)                -
   Transfers of other terminations                                                             (381,353)          (21,143)
   Interfund and net transfers from general account                                           1,613,523         3,148,996
                                                                                         ---------------    --------------

     Net increase in net assets from capital share transactions                               2,503,692         4,890,366
                                                                                         ---------------    --------------

Total increase in net assets                                                                  2,449,512         4,865,438
                                                                                         ---------------    --------------

Net assets at end of year                                                                 $   7,730,632     $   5,281,120
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  265

Midland National Life Insurance Company
Separate Account C
Oppenheimer VA Service Class - Core Bond Fund
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     248,781 shares (cost $1,924,435)        $   1,883,268       Dividend income                              $    61,137
                                                                 Capital gains distributions                            -
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                   61,137
                                                                                                            --------------
Net assets                                   $   1,883,268     Expenses
                                             --------------
                                                                 Administrative expense                                 -
                                                                 Mortality and expense risk                        24,592
                                                                 Contract maintenance charge                          156
                                                                                                            --------------

                                                                                                                   24,748
                                                                                                            --------------

                                                             Net investment income                                 36,389

                                                             Realized and change in unrealized losses
                                                             on investments
                                                             Net realized losses on investments                    (9,662)
                                                             Change in net unrealized depreciation on
                                                                  investments                                     (11,965)
                                                                                                            --------------

                                                             Net increase in net assets resulting from
                                                              operations                                      $    14,762
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                           $   1,272,341      $    292,828

Net increase (decrease) in net assets resulting from operations                                  14,762           (14,543)

Capital shares transactions
   Net premiums                                                                               1,025,952           658,603
   Transfers of policy loans                                                                          -                 -
   Transfers of surrenders                                                                      (68,022)          (32,367)
   Transfers of death benefits                                                                 (150,983)                -
   Transfers of other terminations                                                             (151,974)          (26,482)
   Interfund and net transfers (to) from general account                                        (58,808)          394,302
                                                                                         ---------------    --------------

     Net increase in net assets from capital share transactions                                 596,165           994,056
                                                                                         ---------------    --------------

Total increase in net assets                                                                    610,927           979,513
                                                                                         ---------------    --------------

Net assets at end of year                                                                 $   1,883,268     $   1,272,341
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  266

Midland National Life Insurance Company
Separate Account C
Oppenheimer VA Service Class - Discovery Mid Cap Growth Fund
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     11,019 shares (cost $792,157)            $    765,062       Dividend income                                $       -
                                                                 Capital gains distributions                       74,281
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                   74,281
                                                                                                            --------------
Net assets                                    $    765,062     Expenses
                                             --------------
                                                                 Administrative expense                                 -
                                                                 Mortality and expense risk                        11,585
                                                                 Contract maintenance charge                          166
                                                                                                            --------------

                                                                                                                   11,751
                                                                                                            --------------

                                                             Net investment income                                 62,530

                                                             Realized and change in unrealized gains
                                                             (losses) on investments
                                                             Net realized losses on investments                   (63,150)
                                                             Change in net unrealized appreciation on
                                                                  investments                                       9,853
                                                                                                            --------------

                                                             Net increase in net assets resulting from
                                                              operations                                      $     9,233
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                            $    955,449       $    25,249

Net increase (decrease) in net assets resulting from operations                                   9,233           (30,382)

Capital shares transactions
   Net premiums                                                                                 253,961           517,081
   Transfers of policy loans                                                                          -                 -
   Transfers of surrenders                                                                     (124,050)                -
   Transfers of death benefits                                                                  (54,523)                -
   Transfers of other terminations                                                              (17,626)          (21,850)
   Interfund and net transfers (to) from general account                                       (257,382)          465,351
                                                                                         ---------------    --------------

     Net (decrease) increase in net assets from capital share transactions                     (199,620)          960,582
                                                                                         ---------------    --------------

Total (decrease) increase in net assets                                                        (190,387)          930,200
                                                                                         ---------------    --------------

Net assets at end of year                                                                  $    765,062      $    955,449
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  267

Midland National Life Insurance Company
Separate Account C
Oppenheimer VA Service Class - Global Multi-Alternatives Fund
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     24,807 shares (cost $246,264)            $    244,847       Dividend income                              $     2,859
                                                                 Capital gains distributions                            -
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                    2,859
                                                                                                            --------------
Net assets                                    $    244,847     Expenses
                                             --------------
                                                                 Administrative expense                                 -
                                                                 Mortality and expense risk                         2,178
                                                                 Contract maintenance charge                           53
                                                                                                            --------------

                                                                                                                    2,231
                                                                                                            --------------

                                                             Net investment income                                    628

                                                             Realized and change in unrealized gains
                                                             (losses) on investments
                                                             Net realized losses on investments                    (2,226)
                                                             Change in net unrealized appreciation on
                                                                  investments                                       5,790
                                                                                                            --------------

                                                             Net increase in net assets resulting from
                                                              operations                                      $     4,192
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                            $    168,791      $    104,541

Net increase (decrease) in net assets resulting from operations                                   4,192           (17,086)

Capital shares transactions
   Net premiums                                                                                  20,672            61,754
   Transfers of policy loans                                                                          -                 -
   Transfers of surrenders                                                                            -            (3,116)
   Transfers of death benefits                                                                  (24,469)                -
   Transfers of other terminations                                                              (14,630)           (2,516)
   Interfund and net transfers from general account                                              90,291            25,214
                                                                                         ---------------    --------------

     Net increase in net assets from capital share transactions                                  71,864            81,336
                                                                                         ---------------    --------------

Total increase in net assets                                                                     76,056            64,250
                                                                                         ---------------    --------------

Net assets at end of year                                                                  $    244,847      $    168,791
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  268

Midland National Life Insurance Company
Separate Account C
Oppenheimer VA Service Class - Global Fund
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     29,064 shares (cost $1,067,346)         $   1,006,775       Dividend income                              $     7,965
                                                                 Capital gains distributions                       70,619
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                   78,584
                                                                                                            --------------
Net assets                                   $   1,006,775     Expenses
                                             --------------
                                                                 Administrative expense                                 -
                                                                 Mortality and expense risk                        12,969
                                                                 Contract maintenance charge                           87
                                                                                                            --------------

                                                                                                                   13,056
                                                                                                            --------------

                                                             Net investment income                                 65,528

                                                             Realized and change in unrealized gains
                                                             (losses) on investments
                                                             Net realized losses on investments                   (80,025)
                                                             Change in net unrealized appreciation on
                                                                  investments                                       7,132
                                                                                                            --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                      $    (7,365)
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                           $   1,003,116       $    54,982

Net decrease in net assets resulting from operations                                             (7,365)          (52,875)

Capital shares transactions
   Net premiums                                                                                 138,837           907,283
   Transfers of policy loans                                                                          -                 -
   Transfers of surrenders                                                                       (9,508)           (9,791)
   Transfers of death benefits                                                                  (10,153)          (10,487)
   Transfers of other terminations                                                              (45,547)           (6,815)
   Interfund and net transfers (to) from general account                                        (62,605)          120,819
                                                                                         ---------------    --------------

     Net increase in net assets from capital share transactions                                  11,024         1,001,009
                                                                                         ---------------    --------------

Total increase in net assets                                                                      3,659           948,134
                                                                                         ---------------    --------------

Net assets at end of year                                                                 $   1,006,775     $   1,003,116
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  269

Midland National Life Insurance Company
Separate Account C
Oppenheimer VA Service Class - International Growth Fund
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     534,563 shares (cost $1,213,492)        $   1,154,655       Dividend income                              $    10,807
                                                                 Capital gains distributions                       29,777
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                   40,584
                                                                                                            --------------
Net assets                                   $   1,154,655     Expenses
                                             --------------
                                                                 Administrative expense                                 -
                                                                 Mortality and expense risk                        16,194
                                                                 Contract maintenance charge                          158
                                                                                                            --------------

                                                                                                                   16,352
                                                                                                            --------------

                                                             Net investment income                                 24,232

                                                             Realized and change in unrealized losses
                                                             on investments
                                                             Net realized losses on investments                   (57,380)
                                                             Change in net unrealized depreciation on
                                                                  investments                                      (9,322)
                                                                                                            --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                     $    (42,470)
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                           $   1,189,022      $    220,047

Net decrease in net assets resulting from operations                                            (42,470)          (23,299)

Capital shares transactions
   Net premiums                                                                                 245,431           893,913
   Transfers of policy loans                                                                          -                 -
   Transfers of surrenders                                                                      (72,736)          (14,238)
   Transfers of death benefits                                                                 (219,426)          (10,436)
   Transfers of other terminations                                                              (24,554)           (9,943)
   Interfund and net transfers from general account                                              79,388           132,978
                                                                                         ---------------    --------------

     Net increase in net assets from capital share transactions                                   8,103           992,274
                                                                                         ---------------    --------------

Total (decrease) increase in net assets                                                         (34,367)          968,975
                                                                                         ---------------    --------------

Net assets at end of year                                                                 $   1,154,655     $   1,189,022
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  270

Midland National Life Insurance Company
Separate Account C
Oppenheimer VA Service Class - Main Street Fund
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     71,256 shares (cost $1,986,845)         $   2,003,711       Dividend income                              $    12,896
                                                                 Capital gains distributions                      179,879
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                  192,775
                                                                                                            --------------
Net assets                                   $   2,003,711     Expenses
                                             --------------
                                                                 Administrative expense                                 -
                                                                 Mortality and expense risk                        18,194
                                                                 Contract maintenance charge                          100
                                                                                                            --------------

                                                                                                                   18,294
                                                                                                            --------------

                                                             Net investment income                                174,481

                                                             Realized and change in unrealized gains
                                                             (losses) on investments
                                                             Net realized losses on investments                   (28,694)
                                                             Change in net unrealized appreciation on
                                                                  investments                                      10,392
                                                                                                            --------------

                                                             Net increase in net assets resulting from
                                                              operations                                     $    156,179
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                            $    871,289       $    13,993

Net increase in net assets resulting from operations                                            156,179            25,028

Capital shares transactions
   Net premiums                                                                                 825,310           395,269
   Transfers of policy loans                                                                          -                 -
   Transfers of surrenders                                                                      (61,890)                6
   Transfers of death benefits                                                                        -            (6,146)
   Transfers of other terminations                                                              (18,928)           (2,398)
   Interfund and net transfers from general account                                             231,751           445,537
                                                                                         ---------------    --------------

     Net increase in net assets from capital share transactions                                 976,243           832,268
                                                                                         ---------------    --------------

Total increase in net assets                                                                  1,132,422           857,296
                                                                                         ---------------    --------------

Net assets at end of year                                                                 $   2,003,711      $    871,289
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  271

Midland National Life Insurance Company
Separate Account C
Oppenheimer VA Service Class - Main Street Small Cap Fund
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     100,137 shares (cost $2,220,431)        $   2,378,265       Dividend income                              $     4,610
                                                                 Capital gains distributions                       70,966
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                   75,576
                                                                                                            --------------
Net assets                                   $   2,378,265     Expenses
                                             --------------
                                                                 Administrative expense                                 -
                                                                 Mortality and expense risk                        22,749
                                                                 Contract maintenance charge                           97
                                                                                                            --------------

                                                                                                                   22,846
                                                                                                            --------------

                                                             Net investment income                                 52,730

                                                             Realized and change in unrealized gains
                                                             (losses) on investments
                                                             Net realized losses on investments                   (75,990)
                                                             Change in net unrealized appreciation on
                                                                  investments                                     345,179
                                                                                                            --------------

                                                             Net increase in net assets resulting from
                                                              operations                                     $    321,919
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                           $   1,398,862      $    602,230

Net increase (decrease) in net assets resulting from operations                                 321,919           (84,281)

Capital shares transactions
   Net premiums                                                                                 638,107         1,267,412
   Transfers of policy loans                                                                          -                 -
   Transfers of surrenders                                                                      (21,698)          (25,140)
   Transfers of death benefits                                                                  (60,575)           (3,916)
   Transfers of other terminations                                                              (39,219)          (18,491)
   Interfund and net transfers from (to) general account                                        140,869          (338,952)
                                                                                         ---------------    --------------

     Net increase in net assets from capital share transactions                                 657,484           880,913
                                                                                         ---------------    --------------

Total increase in net assets                                                                    979,403           796,632
                                                                                         ---------------    --------------

Net assets at end of year                                                                 $   2,378,265     $   1,398,862
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  272

Midland National Life Insurance Company
Separate Account C
Transparent Value VI - Directional Allocation Portfolio
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
  June 6, 2016                                               Period January 1, 2016 through June 6, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     0 shares (cost $0)                          $       -       Dividend income                                $         -
                                                                 Capital gains distributions                              -
                                                                                                            ----------------
Liabilities                                              -
                                             --------------
                                                                                                                          -
                                                                                                            ----------------
Net assets                                       $       -     Expenses
                                             --------------
                                                                 Administrative expense                                   -
                                                                 Mortality and expense risk                             515
                                                                 Contract maintenance charge                             16
                                                                                                            ----------------

                                                                                                                        531
                                                                                                            ----------------

                                                             Net investment loss                                       (531)

                                                             Realized and change in unrealized gains
                                                             (losses) on investments
                                                             Net realized losses on investments                      (8,929)
                                                             Change in net unrealized appreciation on
                                                                  investments                                         8,090
                                                                                                            ----------------

                                                             Net decrease in net assets resulting from
                                                              operations                                      $      (1,370)
                                                                                                            ----------------

----------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets

                                                                                 Period January 1, 2016           Year ended
                                                                                   through June 6, 2016    December 31, 2015

Net assets at beginning of year                                                            $    162,873       $     122,124

Net decrease in net assets resulting from operations                                             (1,370)             (7,308)

Capital shares transactions
   Net premiums                                                                                     242              22,759
   Transfers of policy loans                                                                          -                   -
   Transfers of surrenders                                                                            -                   -
   Transfers of death benefits                                                                   (4,426)                  -
   Transfers of other terminations                                                                 (873)             (1,593)
   Interfund and net transfers (to) from general account                                       (156,446)             26,891
                                                                                         ---------------    ----------------

     Net (decrease) increase in net assets from capital share transactions                     (161,503)             48,057
                                                                                         ---------------    ----------------

Total (decrease) increase in net assets                                                        (162,873)             40,749
                                                                                         ---------------    ----------------

Net assets at end of year                                                                    $        -       $     162,873
                                                                                         ---------------    ----------------

                         The accompanying notes are an integral part of these financial statements

                                                  273

Midland National Life Insurance Company
Separate Account C
T. Rowe Price - Blue Chip Growth Portfolio
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     242,556 shares (cost $5,291,729)        $   5,455,076       Dividend income                                $       -
                                                                 Capital gains distributions                            -
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                        -
                                                                                                            --------------
Net assets                                   $   5,455,076     Expenses
                                             --------------
                                                                 Administrative expense                                 -
                                                                 Mortality and expense risk                        45,085
                                                                 Contract maintenance charge                          277
                                                                                                            --------------

                                                                                                                   45,362
                                                                                                            --------------

                                                             Net investment loss                                  (45,362)

                                                             Realized and change in unrealized gains
                                                             (losses) on investments
                                                             Net realized losses on investments                   (13,917)
                                                             Change in net unrealized appreciation on
                                                                  investments                                     153,998
                                                                                                            --------------

                                                             Net increase in net assets resulting from
                                                              operations                                      $    94,719
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                           $   2,001,222         $       -

Net increase in net assets resulting from operations                                             94,719             4,636

Capital shares transactions
   Net premiums                                                                               3,000,168         1,123,974
   Transfers of policy loans                                                                          -                 -
   Transfers of surrenders                                                                     (107,261)           (5,212)
   Transfers of death benefits                                                                  (25,451)                -
   Transfers of other terminations                                                              (96,953)          (15,077)
   Interfund and net transfers from general account                                             588,632           892,901
                                                                                         ---------------    --------------

     Net increase in net assets from capital share transactions                               3,359,135         1,996,586
                                                                                         ---------------    --------------

Total increase in net assets                                                                  3,453,854         2,001,222
                                                                                         ---------------    --------------

Net assets at end of year                                                                 $   5,455,076     $   2,001,222
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  274

Midland National Life Insurance Company
Separate Account C
T. Rowe Price - Health Sciences Portfolio
----------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2016                                        Year Ended December 31, 2016
Assets:
   Investment in Portfolio,                                  Investment income:
     91,340 shares (cost $3,278,875)         $   3,048,925       Dividend income                                $       -
                                                                 Capital gains distributions                       22,792
                                                                                                            --------------
Liabilities                                              -
                                             --------------
                                                                                                                   22,792
                                                                                                            --------------
Net assets                                   $   3,048,925     Expenses
                                             --------------
                                                                 Administrative expense                                 -
                                                                 Mortality and expense risk                        32,171
                                                                 Contract maintenance charge                          278
                                                                                                            --------------

                                                                                                                   32,449
                                                                                                            --------------

                                                             Net investment loss                                   (9,657)

                                                             Realized and change in unrealized losses
                                                             on investments
                                                             Net realized losses on investments                   (91,157)
                                                             Change in net unrealized depreciation on
                                                                  investments                                    (141,124)
                                                                                                            --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                     $   (241,938)
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2016 and 2015

                                                                                              2016              2015

Net assets at beginning of year                                                           $   1,751,317         $       -

Net (decrease) increase in net assets resulting from operations                                (241,938)           23,915

Capital shares transactions
   Net premiums                                                                               1,416,389         1,025,320
   Transfers of policy loans                                                                          -                 -
   Transfers of surrenders                                                                      (39,205)           (3,511)
   Transfers of death benefits                                                                 (182,801)                -
   Transfers of other terminations                                                              (62,007)          (32,727)
   Interfund and net transfers from general account                                             407,170           738,320
                                                                                         ---------------    --------------

     Net increase in net assets from capital share transactions                               1,539,546         1,727,402
                                                                                         ---------------    --------------

Total increase in net assets                                                                  1,297,608         1,751,317
                                                                                         ---------------    --------------

Net assets at end of year                                                                 $   3,048,925     $   1,751,317
                                                                                         ---------------    --------------

                         The accompanying notes are an integral part of these financial statements

                                                  275

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements
-----------------------------------------------------------------------------------------------------------------------

1.      Organization and Significant Accounting Policies

        Organization
        Midland National Life Separate Account C ("Separate Account"), a unit investment trust pursuant to the provisions of the Investment Company Act of 1940 as amended, is a segregated investment account of
        Midland National Life Insurance Company (the "Company") in accordance with the provisions of the Iowa
        Insurance laws.  The assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of the Company.  The Separate Account consists of nine insurance products, each with different characteristics and product features which result in varying charges.  The
        Separate Account is used to fund variable annuity contracts of the Company.  Sammons Financial Network, an affiliate, serves as the underwriter of the variable products.

        Investments
        The Separate Account invests in specified portfolios of Fidelity Variable Insurance Products ("VIPF"),
        American Century Variable Portfolios, Inc. ("ACVP"), MFS Variable Insurance Trust ("MFS"), Lord Abbett
        Series Fund, Inc. ("LAC"), Alger Fund ("FAM"), Calvert Variable Series, Inc. ("CAM"), Invesco Variable
        Insurance Funds ("INV"), J.P. Morgan Series Trust II ("JP"), Rydex Variable Trust ("RYDEX"), Guggenheim
        Variable Trust ("GVT"),  ProFunds VP ("PF"), Van Eck Worldwide Insurance Trust ("Van Eck"), Janus Aspen
        Series ("JANUS"), PIMCO Variable Insurance Trust ("PIMCO"), Goldman Sachs Variable Insurance Trust
        ("Goldman"), Neuberger Berman Advisors Management Trust ("Neuberger"), the Dreyfus Variable Investment
        Fund ("Dreyfus"), the Direxion Insurance Trust ("Direxion"), the Invesco Van Kampen Variable Insurance
        Funds ("IVKVI"), the Morgan Stanley Universal Institutional Funds ("MSUIF"), the Northern Lights Variable
        Trust ("NLVT"), the AB Variable Products Series ("ABVPS"), the BlackRock Variable Series Fund, Inc.
        ("BRVS"), the Columbia Variable Portfolio ("CVP"), the Deutsche Variable Insurance Portfolios ("DEUT VIP"),
        the Eaton Vance Variable Trust ("EVVT"), the First Investors Life Series ("FILS"), the Franklin Templeton
        Variable Insurance Products Trust ("FTVIP"), the Ivy Funds Variable Insurance Portfolios ("IVY VIP"), the
        Lazard Retirement Series, Inc. ("LRS"), the Legg Mason Partners Variable Equity Trust ("LMVET"), the QS
        Legg Mason Partners Variable Income Trust ("LMVIT"), the Pioneer Variable Contracts Trust ("PIONEER
        VCT"), the Prudential Series Funds ("PRUDENTIAL"), and the Royce Capital Fund ("ROYCE") (collectively "the
        Funds"), each diversified open-end management companies registered under the Investment Company Act of
        1940, as directed by participants.  All of these portfolios have been in existence for more than two years.

        During 2014 the Separate Account began to invest in specified portfolios of the Guggenheim Variable
        Insurance Funds ("GVIF"), the Rydex Variable Insurance Funds ("RYDEX VIF"), the Alps Fund ("ALPS"), the
        American Funds IS ("AFIS"), the Oppenheimer Fund ("OPP"), and the Transparent Value Fund ("TVF"),
        (collectively "the Funds"), each diversified open-end management companies registered under the Investment
        Company Act of 1940, as directed by participants.

        During 2015 the Separate Account began to invest in specified portfolios of the T. Rowe Price ("T. ROWE"),
        (collectively "the Funds"), a diversified open-end management company registered under the Investment
        Company Act of 1940, as directed by participants.

        The VIPF Strategic Income Portfolio, VIPF Emerging Markets Portfolio, VIPF Real Estate Portfolio, VIPF
        Money Market Portfolio Service Class 2, MFS Global Tactical Allocation Portfolio, MFS International Value
        Portfolio, MFS Utilities Portfolio, MFS New Discovery Portfolio Service Class, FAM Capital Appreciation
        Portfolio Class S, RYDEX S&P 500 Pure Growth Fund, RYDEX S&P MidCap 400 Pure Growth Fund, GVT
        Multi Hedge Strategies Fund, GVT Managed Futures Strategies Fund, GVT DWA Sector Rotation Fund,
        JANUS Global Technology Portfolio, JANUS Overseas Portfolio, JANUS Janus Portfolio, JANUS Worldwide
        Portfolio, JANUS Perkins Mid Cap Value Portfolio, JANUS Balanced Portfolio, JANUS Flexible Bond Portfolio,
        PIMCO Global Multi Asset Portfolio, PIMCO Short Term Portfolio, PIMCO Emerging Markets Bond Portfolio,
        PIMCO Global (Unhedged) Bond Portfolio,  PIMCO Commodity Real Return Strategy Portfolio, BRVS Basic
        Value Fund, BRVS Capital Appreciation Fund, BRVS Equity Dividend Fun, BRVS Global Allocation Fund,
        BRVS Large Cap Core Fund, BRVS Large Cap Growth Fund, DWS VIP Alternative Asset Allocation Portfolio,
        DWS VIP Global Small Cap Growth Portfolio, DWS VIP Dreman Small Mid Cap Value Portfolio, DWS VIP
        Large Cap Value Portfolio, EVVT Floating Rate Income Portfolio, EVVT Large-Cap Value Portfolio, FTVIP
        Mutual Shares Securities Fund, FTVIP Global Bond Securities Fund, FTVIP Foreign Securities Fund, FTVIP
        Developing Markets Securities Fund, FTVIP Rising Dividends Securities Fund, IVY VIP Asset Strategy
        Portfolio, IVY VIP Dividend Opportunities Portfolio, IVY VIP Energy Portfolio, IVY VIP Global Natural
        Resources Portfolio,, IVY VIP Growth Portfolio, IVY VIP International Core Equity Portfolio, IVY VIP
        International Growth Portfolio, IVY VIP Mid Cap Growth Portfolio, IVY VIP Science and Technology Portfolio,
        IVY VIP Small Cap Growth Portfolio, IVY VIP Small Cap Value Portfolio, LMVET Western Asset Variable
        Global High Yield Bond Portfolio, LMVET CB Variable Mid Cap Core Portfolio, PIONEER VCT Fund Portfolio,
        PIONEER VCT Bond Portfolio, PIONEER VCT Strategic Income Portfolio, PIONEER VCT Equity Income
        Portfolio, PIONEER VCT High Yield Portfolio, PRUDENTIAL Jennison 20/20 Focus Portfolio, PRUDENTIAL
        Natural Resources Portfolio, PRUDENTIAL SP Prudential US Emerging Growth Portfolio, ROYCE Micro-Cap
        Portfolio, and ROYCE Small Cap Portfolio were introduced effective February 1, 2012.

        Effective May 1, 2012, several funds had name changes.  The LAC Mid Cap Value Portfolio was renamed the
        LAC Mid Cap Stock Portfolio, the INV Basic Value Fund was renamed the IVKVI Value Opportunities Fund, the INV Dividend Growth Fund was renamed the INV Diversified Dividend Fund, the Neuberger Regency
        Portfolio was renamed the Neuberger Mid Cap Intrinsic Value Portfolio, and the RYDEX U.S. Long Short
        Momentum Fund was renamed the GVT U.S. Long Short Momentum Fund.

        Effective July 15, 2012, the IVKVI Mid Cap Value Fund was renamed the IVKVI American Value Fund.

        The VIPF Funds Manager 50% Portfolio, VIPF Funds Manager 70% Portfolio, VIPF Funds Manager 85%
        Portfolio, MFS Bond Portfolio, MFS Emerging Markets Equity Portfolio, MFS Technology Portfolio, LAC
        Bond-Debenture Portfolio, LAC Fundamental Equity Portfolio, LAC Developing Growth Portfolio, RYDEX
        Biotechnology Fund, GVT Small Cap Value Fund, NLVT Power Income Fund, ABVPS Real Estate Investment
        Portfolio, ABVPS Dynamic Asset Allocation Portfolio, ABVPS Small Cap Growth Portfolio, ABVPS Small Mid
        Cap Value Portfolio, DWS VIP Equity 500 Index Portfolio, DWS VIP Small Cap Index Portfolio, FTVIP Mutual
        International Securities Fund, FTVIP Income Securities Fund, FTVIP Mutual Global Discovery Securities
        Fund, IVY VIP Balanced Portfolio, IVY VIP Global Bond Portfolio, LRS International Equity Portfolio, LRS Multi
        Asset Targeted Volatility Portfolio, LMVET CB Variable Equity Income Builder Portfolio, LMVET CB Variable
        Small Cap Growth Portfolio, and LMVIT Dynamic Multi Strategy Portfolio were introduced effective October 1,
        2012.

        Effective January 31, 2013, the ABVPS Small Cap Growth Portfolio was liquidated.  The plan of liquidation and dissolution was approved by the Board of Trustees of Alliance Bernstein.  All policyowners were given the opportunity to transfer any values in this fund to any other option(s) of their choice without incurring a transfer charge

        Effective April 29, 2013, several funds had name changes.  The LMVET CB Variable Income Builder Portfolio was renamed the LMVET ClearBridge Variable Equity Income Builder Portfolio, the LMVET CB Variable Small
        Cap Growth Portfolio was renamed the LMVET ClearBridge Variable Small Cap Growth Portfolio, and the
        LMVET CB Variable Mid Cap Core Portfolio was renamed the LMVET ClearBridge Variable Mid Cap Core
        Portfolio.

        Effective May 1, 2013 the DWS VIP Dreman Small Mid Cap Value Portfolio was renamed the DWS VIP Small
        Mid Cap Value Portfolio, the JANUS Worldwide Portfolio was renamed the JANUS Global Research Portfolio, and the VEVIP Global Bond Fund was renamed the VEVIP Unconstrained Emerging Markets Bond Fund.

        The CVP Contrarian Core 2 Portfolio, CVP Dividend Opportunity 2 Portfolio, CVP Emerging Markets Bond 2
        Portfolio, CVP High Yield Bond 2 Portfolio, FILS Total Return Portfolio, FILS International Portfolio, JANUS
        Enterprise Services Portfolio, and IVY VIP High Income Portfolio were introduced effective August 1, 2013.

        Effective August 1, 2013, the GVT DWA Sector Rotation Fund and the FTVIP Mutual International Securities
        Fund were liquidated.  The plans of liquidation and dissolution were approved by the Board of Trustees of
        Guggenheim Variable Trust and Franklin Templeton Variable Insurance Products Trust.  All policyowners were given the opportunity to transfer any values in these funds to any other option(s) of their choice without incurring a transfer charge

        Effective October 31, 2013 the GVT US Long Short Momentum Fund was renamed the GVT Long Short
        Equity Fund.

        Effective January 24, 2014, several RYDEX funds had reverse share splits as shown in the following table.

                                                                    Split Ratio
                             Fund                               (New to Old Shares)
RYDEX Government Long bond 1.2x Strategy Fund                           1:3
RYDEX Inverse Dow 2x Strategy Fund                                      1:10
RYDEX Inverse Government Long Bond Strategy Fund                        1:5
RYDEX Inverse NASDAQ-100 Strategy Fund                                  1:5

        Effective April 30, 2014 the CAM SRI Equity Portfolio was merged with the CAM S&P 500 Index Portfolio and the INV Utilities Fund was renamed the INV Managed Volatility Fund.

        Effective May 1, 2014 several funds had name changes.  The LRS Multi-Asset Target Volatility Portfolio was
        renamed the LRS Global Dynamic Multi Asset Portfolio, the FTVIP Rising Dividends Securities Fund was
        renamed the FTVIP Rising Dividends Fund, the FTVIP Income Securities Fund was renamed the FTVIP
        Income Fund, the FTVIP Mutual Shares Securities Fund was renamed the FTVIP Mutual Shares Fund, the
        FTVIP Mutual Global Discovery Securities Fund was renamed the FTVIP Mutual Global Discovery Fund, the
        FTVIP Developing Markets Securities Fund was renamed the FTVIP Developing Markets Fund, the FTVIP
        Foreign Securities Fund was renamed the FTVIP Foreign Fund, the FTVIP Global Bond Securities Fund was
        renamed the FTVIP Global Bond Fund, and the PIMCO Global Multi-Asset Portfolio was renamed the PIMCO
        Global Multi-Asset Managed Allocation Portfolio.

        Effective May 1, 2014 several funds had vendor name changes.  The GVT Global Managed Futures Strategy
        Fund was renamed the GVIF Global Managed Futures Strategy Fund, the GVT Multi-Hedge Strategies Fund
        was renamed the GVIF Multi-Hedge Strategies Fund, the GVT Small Cap Value Fund was renamed the GVIF
        Small Cap Value Fund, the GVT Long Short Equity Fund was renamed the GVIF Long Short Equity Fund, the
        RYDEX Biotechnology Fund was renamed the RYDEX VIF Biotechnology Fund, the RYDEX S&P 500 Pure
        Growth Fund was renamed the RYDEX VIF S&P 500 Pure Growth Fund, and the RYDEX S&P MidCap 400
        Pure Growth Fund was renamed the RYDEX VIF S&P MidCap 400 Pure Growth Fund.

        Effective May 1, 2014 the CAM S&P 500 Index Portfolio was closed to new investors.  Policyholders that had existing shares in the fund were allowed to continue to make additional investments into the fund.

        Effective June 30, 2014 the Legg Mason Partners Variable Income Trust was renamed the QS Legg Mason
        Partners Variable Income Trust.

        The ALPS Alerian Energy Infrastructure Portfolio, AFIS Asset Allocation Fund, AFIS Blue Chip Income and
        Growth Fund, AFIS Cash Management Fund, AFIS Capital Income Builder Fund, AFIS Global Growth Fund,
        AFIS Global Growth and Income Fund, AFIS Global Small Capitalization Fund, AFIS Growth Fund, AFIS
        Growth-Income Fund, AFIS International Fund, AFIS International Growth and Income Fund, AFIS New World
        Fund, AFIS U.S. Government/AAA-Rated Securities Fund, BRVS iShares Alternative Strategies Fund, BRVS
        iShares Dynamic Allocation Fund, BRVS iShares Dynamic Fixed Income Fund, BRVS iShares Equity
        Appreciation Fund, FILS Opportunity Fund, OPP Core Bond Fund, OPP Discovery Mid Cap Growth Fund,
        OPP Diversified Alternatives Fund, OPP Global Fund, OPP International Growth Fund, OPP Main Street
        Fund, OPP Main Street Small Cap Fund, and TVF Directional Allocation Portfolio were introduced effective
        August 1, 2014.

        Effective August 1, 2014 the VIPF Money Market Portfolio Service Class 2 and the PRUDENTIAL Jennison
        20/20 Focus Portfolio were closed to new investors.  Policyholders that had existing shares in the fund were allowed to continue to make additional investments into the fund.

        Effective August 11, 2014 the DWS Variable Insurance Portfolio was renamed the Deutsche Variable
        Insurance Portfolios and the MFS New Discovery Portfolio was merged with the MFS New Discovery Series
        Portfolio and the MFS Utilities Portfolio was merged with the MFS Utilities Series Portfolio.

        Effective October 20, 2014, several PF funds had reverse share splits as shown in the following table.

                                                                    Split Ratio
                             Fund                               (New to Old Shares)
PF Short Dow 30 Portfolio                                               1:6
PF Short NASDAQ-100 Portfolio                                           1:5
PF Short Small-Cap Portfolio                                            1:5
PF Ultrashort Dow 30 Portfolio                                          1:12
PF Ultrashort NASDAQ-100 Portfolio                                      1:14

        Effective January 1, 2015 the IVY VIP International Growth Portfolio was renamed the IVY VIP Global Growth
        Portfolio.

        Effective April 30, 2015 the OPP Diversified Alternatives Fund was renamed the OPP Global
        Multi-Alternatives Fund and the MFS Bond Portfolio was renamed the MFS Corporate Bond Portfolio.

        Effective May 1, 2015 the LMVET ClearBridge Variable Equity Income Builder Portfolio was renamed the
        LMVET ClearBridge Variable Dividend Strategy Portfolio and the Goldman Structured Small Cap Equity Fund
        was renamed the Goldman Small Cap Equity Insights Fund.

        The ALPS Red Rocks Listed Private Equity Portfolio, LMVET ClearBridge Variable Aggressive Growth
        Portfolio, LMVET Western Asset Variable Core Bond Plus Portfolio, EVVT Bond Initial Portfolio, JANUS
        Global Unconstrained Bond Portfolio, LAC Short Duration Income Portfolio, MFS Blended Research Core
        Equity Portfolio, PIMCO Foreign Bond (USD-Hedged) Adv Portfolio, PIMCO Unconstrained Bond Adv
        Portfolio, T. ROWE Blue Chip Growth Portfolio, and T. ROWE Health Sciences Portfolio were introduced effective August 1, 2015.

        Effective August 1, 2015 the BRVS Large Cap Core Fund, BRVS Capital Appreciation Fund, DEUT VIP Large
        Cap Value Portfolio, and the PIMCO Global (Unhedged) Bond Portfolio were closed to new investors.
        Policyholders that had existing shares in the fund were allowed to continue to make additional investments into the fund.

        Effective August 7, 2015, the PIMCO Commodity Real Return Strategy Portfolio had a reverse share split as shown in the following table.

                                                                    Split Ratio
                             Fund                               (New to Old Shares)
PIMCO Commodity Real Return Strategy Portfolio                          1:2

        Effective October 30, 2015 the Direxion HY Bond Fund was liquidated.  The plans of liquidation and dissolution were approved by the Board of Trustees of Direxion Insurance Trust.  All policyowners were given the opportunity to transfer any values in these funds to any other option(s) of their choice without incurring a transfer charge.  Any funds not transferred when the fund was closed were transferred to the Profunds
        Money Market Portfolio.

        Effective November 6, 2015 the Neuberger Small Cap Growth Portfolio was merged with the Neuberger Mid
        Cap Growth Portfolio.

        Effective December 1, 2015 the VIPF Money Market Portfolio was renamed the VIPF Government Money
        Market Portfolio.

        Effective April 29, 2016, the LMVET ClearBridge Variable Mid Cap Core Portfolio will be renamed the LMVET
        ClearBridge Variable Mid Cap Portfolio.

        Effective May 1, 2016, several funds had name changes.  The PF Money Market Portfolio was renamed the
        PF Government Money Market Portfolio, the Van Eck Emerging Markets Fund was renamed the VanEck
        Emerging Markets Fund, the Van Eck Unconstrained Emerging Markets Bond Fund was renamed the VanEck
        Unconstrained Emerging Markets Bond Fund, the Van Eck Global Hard Assets Fund was renamed the
        VanEck Global Hard Assets Fund, and the AFIS Cash Management Fund was renamed the AFIS Ultra-Short
        Bond Fund.

        Effective May 1, 2016, the TVF Directional Allocation Portfolio was closed to new investors and on June 6,
        2016 the portfolio was liquidated.  The plan of liquidation and dissolution was approved by the Board of
        Trustees of Transparent Value.  All policyowners were given the opportunity to transfer any values in this fund to any other option(s) of their choice without incurring a transfer charge.  Any funds not transferred when the fund closed were moved to the American Fund IS Cash Management Fund.

        Effective June 28, 2016, the EVVT Bond Initial Portfolio was liquidated.  The plan of liquidation and dissolution was approved by the Board of Trustees of Eaton Vance Variable Trust.  All policyowners were given the opportunity to transfer any values in this fund to any other option(s) of their choice without incurring a transfer charge.  Any funds not transferred when the fund closed were moved the American Funds
        IS UltraShort Fund.

        Effective September 23, 2016, the CAM SRI Large Cap Core Portfolio merged with the CAM S&P 500 Index
        Portfolio.

        Effective September 30, 2016, the Ivy Funds Variable Insurance Portfolios ("IVY VIP") was renamed the Ivy
        Variable Insurance Portfolios ("IVY VIP").

        Effective November 30, 2016, the RYDEX Nova Fund had a share split as shown in the following table.

                                                                    Split Ratio
                             Fund                               (New to Old Shares)
RYDEX Nova Fund                                                         2:1

        Effective November 30, 2016, several RYDEX funds had reverse share splits as shown in the following table.

                                                                    Split Ratio
                             Fund                               (New to Old Shares)
RYDEX Inverse Dow 2x Strategy Fund                                      1:3
RYDEX Inverse Government Long Bond Strategy Fund                        1:3
RYDEX Inverse NASDAQ-100 Strategy Fund                                  1:4
RYDEX Inverse S&P 500 Strategy Fund                                     1:6

        Effective December 2, 2016, several PF funds had reverse share splits as shown in the following table.

                                                                    Split Ratio
                             Fund                               (New to Old Shares)
PF Japan Portfolio                                                      1:4
PF Telecommunications Portfolio                                         1:4
PF Bear Portfolio                                                       1:5
PF Short Mid-Cap Portfolio                                              1:8
PF Rising Rates Opportunity Portfolio                                   1:10

        Effective December 31, 2016, Eaton Vance Corporation acquired the assets of Calvert Investment
        Management, Inc.  The announcement of acquisition was done on October 21, 2016.

        Fair Value
        Investments in shares of the Funds are valued at the net asset values (fair values) of the respective portfolios of the Funds corresponding to the investment portfolios of the Separate Account.  Investment transactions are recorded on the trade date (the date the order to buy or sell is executed).  Dividends are automatically reinvested in shares of the Funds.

        Current accounting standards define fair value as based on an exit price, which is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  The fair value standards also establish a hierarchal disclosure framework which prioritizes and ranks the level of market price observability used in measuring financial instruments at fair value.  Market price observability is affected by a number of factors, including the type of instrument and the characteristics specific to the instrument.  Financial instruments with readily available active quoted prices or for which fair value can be measured from actively quoted prices generally will have a higher degree of market price observability and a lesser degree of judgment used in measuring fair value.

        The Company determines the fair value of its investments, in the absence of observable market prices, using the valuation methodologies described below applied on a consistent basis. For some investments, market activity may be minimal or nonexistent and management's determination of fair value is then based on the best information available in the circumstances and may incorporate management's own assumptions, which involves a significant degree of judgment.

        Financial instruments measured and reported at fair value are classified and disclosed in one of the following categories.

        Level 1 - Quoted prices are available in active markets for identical financial instruments as of the reporting date. The types of financial instruments included in Level 1 are mutual funds.  As required by the fair value measurements guidance, the Company does not adjust the quoted price for these financial instruments, even in situations where it holds a large position and a sale could reasonably impact the quoted price.

        Level 2 - Fair values are based on quoted prices for similar assets or liabilities in active and inactive markets.  Inactive markets involve few transactions for similar assets or liabilities and the prices are not current or price quotations vary substantially over time or among market makers, which would include some broker quotes.  Level 2 inputs also include corroborated market data such as interest rate spreads, yield curves, volatilities, prepayment speeds, credit risks and default rates.  The Company does not hold any Level
        2 securities in the Separate Account.

        Level 3 - Pricing inputs are unobservable for the financial instrument and include situations where there is little, if any, market activity for the financial instrument.  These inputs may reflect the Company's estimates of the assumptions that market participants would use in valuing the financial instruments.  The
        Company does not hold any Level 3 securities in the Separate Account.

        In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, a financial instrument's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.  The assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the financial instrument.

        At December 31, 2016, the Company's investments were classified as follows:

                                                 Quoted prices           Significant
                                                   in active                other             Significant
                                                  markets for            observable          unobservable
                                                identical assets           inputs               inputs
Assets                                             (Level 1)              (Level 2)            (Level 3)            Total
Mutual Funds                                    $ 1,060,792,945               $ -                 $ -         $1,060,792,945

        It is the Company's policy to recognize transfers between levels at the end of the reporting period.  There were no transfers between levels for the year ended December 31, 2016.

        The first-in, first-out ("FIFO") method is used to determine realized gains and losses on investments.
        Dividend and capital gain distributions are recorded as income on the ex-dividend date.

        Federal Income Taxes
        The operations of the Separate Account are included in the federal income tax return of the Company.  Under the provisions of the policies, the Company has the right to charge the Separate Account for federal income tax attributable to the Separate Account.  No charge is currently being made against the Separate Account for such tax since, under current law, the Company pays no tax on investment income and capital gains reflected in variable annuity policy reserves.  However, the Company retains the right to charge for any federal income tax incurred which is attributable to the Separate Account if the law is changed.  Charges for state and local taxes, if any, attributable to the Separate Account may also be made.

        New and Adopted Accounting Pronouncements
        In August 2014, the FASB issued Presentation of Financial Statements - Going Concern (Subtopic 205-40):
        Disclosure of Uncertainties about an Entity's Ability to Continue as a Going Concern or ASU 2014-15.  This
        guidance requires an entity's management to evaluate whether there are conditions or events that, considered in the aggregate, raise substantial doubt about the entity's ability to continue as a going concern within one year after the date that the financial statements are issued.  It also requires disclosures under certain circumstances.  The guidance is effective for annual periods ending after December 15, 2016, and for annual periods and interim periods thereafter.  Early application is permitted.  Implementation of the ASU will not affect the Variable Account's financial position or results of operations.  The Variable Account adopted the standard on December 31, 2016

        Use of Estimates
        The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

        Related Party Transactions
        The Guggenheim Variable Insurance Funds and the Rydex Variable Trust Funds are managed by indirect affiliates of the Company.  The sponsor company, Midland National Life Insurance Company, pays fees to an affiliate of Guggenheim for providing administrative services on certain variable annuity products.

        Subsequent Events
        Effective January 13, 2017, the EVVT Large Cap Value Portfolio was closed to new investors and on April 28,
        2017 the portfolio will be liquidated.  The plan of liquidation and dissolution was approved by the Board of
        Trustees of Eaton Vance Variable Trust.  All policyowners will be given the opportunity to transfer any values in this fund to any other option(s) of their choice without incurring a transfer charge.  Any funds remaining at 4/28/2017 will be transferred to the American Funds IS UltraShort Fund.

        Effective March 3, 2017, the IVY VIP Small Cap Value Portfolio was renamed the IVY VIP Small Cap Core
        Portfolio.

        Effective April 28, 2017, the JANUS Janus Portfolio will be renamed the JANUS Research Portfolio, the OPP
        Core Bond Fund will be renamed the OPP Total Return Bond Fund, and the IVY VIP Global Natural
        Resources Portfolio will be renamed the IVY VIP Natural Resources Portfolio.

        Effective May 1, 2017, the Morgan Stanley Universal Institutional Funds ("MSUIF") will be renamed the
        Morgan Stanley Variable Institutional Funds ("MSVIF") and the DEUT VIP Large Cap Value Portfolio will be renamed the DEUT VIP CROCI US

        Effective June 5, 2017, the Janus Aspen Series Portfolios ("JANUS") will be renamed the Janus Henderson
        Portfolios ("JANUS") and the JANUS Perkins Mid Cap Value Portfolio will be renamed the JANUS Mid Cap
        Value Portfolio.

        Effective June 12, 2017, the BRVS Large Cap Core Fund will be renamed the BRVS Advantage Large Cap
        Core Fund and the BRVS Large Cap Growth Fund will be renamed the BRVS Large Cap Focus Growth Fund.

2.      Expenses

        The Company is compensated for certain expenses as described below.  The rates of each applicable charge are described in the Separate Account's prospectus.

        o       A contract administration fee is charged to cover the Company's record keeping and other administrative expenses incurred to operate the Separate Account. This fee is allocated to the individual portfolios of the Funds based on the net asset value of the portfolios in proportion to the total net asset value of the Separate Account.

        o       A mortality and expense risk fee is charged in return for the Company's assumption of risks associated with adverse mortality experience or excess administrative expenses in connection with policies issued. This fee is charged directly to the individual portfolios of the Funds based on the net asset value of the portfolio.

        o       A transfer charge is imposed on each transfer between portfolios of the Separate Account in excess of a stipulated number of transfers in any one contract year. A deferred sales charge may be imposed in the event of a full or partial withdrawal within the stipulated number of years.

        The rates of each applicable charge depending on the product are summarized below.

                                     Product                                   M&E Charge         Admin Fee       Maintenance Fee
Midland National Advantage Variable Annuity*                                      0.95%             0.00%              $ 30.00
Midland National Advantage II*                                                    1.40%             0.00%              $ 30.00
Midland National Advantage III*                                                   1.35%             0.00%              $ 30.00
Midland National MNL Advisor*                                                     1.55%             0.00%              $ 30.00
Midland National Variable Annuity*                                                1.25%             0.15%              $ 33.00
Midland National Variable Annuity II*                                             1.25%             0.15%              $ 35.00
Midland National Vector Variable Annuity*                                    0.85% to 1.10%         0.45%              $ 30.00
Midland National Vector II Variable Annuity*                                 1.20% to 1.45%         0.45%              $ 30.00
Sammons Retirement Solutions LiveWell Variable Annuity                            1.00%             0.35%              $ 40.00
Sammons Retirement Solutions LiveWell Variable Annuity-Value Endorsement          1.00%             0.15%              $ 40.00

*New contracts are no longer being issued for this product

3.      Purchases and Sales of Investment Securities

        The aggregate cost of purchases and proceeds from sales of investments for the years ended December 31,
        2016 and 2015 were as follows:

                                                                 2016                             2015
                                                     ------------------------------   ------------------------------
Portfolio                                              Purchases         Sales         Purchases          Sales

Fidelity Variable Insurance Products
   Government Money Market Portfolio                  $ 34,992,429    $ 58,566,770    $ 69,675,343     $ 70,949,971
   High Income Portfolio                                42,292,858      29,431,706      55,689,155       56,165,971
   Equity-Income Portfolio                               1,671,367       1,766,460       1,759,131        2,356,252
   Growth Portfolio                                      1,321,637       2,191,964       2,928,596        2,465,719
   Overseas Portfolio                                    1,219,564       3,159,565       3,975,457        3,470,741
   Mid Cap Portfolio                                     2,280,533       2,300,867       5,224,233        1,953,942
   Asset Manager Portfolio                                 100,282         236,936         189,672          280,930
   Investment Grade Bond Portfolio                       2,144,729       3,309,896       4,506,975        5,650,836
   Index 500 Portfolio                                   1,513,592       4,413,762       1,899,737        4,422,817
   Contrafund Portfolio                                  4,475,151       4,458,106       8,314,273        6,630,190
   Asset Manager: Growth Portfolio                          86,416         191,214         141,779          186,335
   Balanced Portfolio                                      552,787         581,935         622,875        1,248,851
   Growth & Income Portfolio                               248,911         338,849         459,268        1,214,520
   Growth Opportunities Portfolio                          154,460         749,506         845,952          938,404
   Value Strategies Portfolio                            1,049,034         638,148       1,657,451          672,866
   Strategic Income Portfolio                            1,844,399         694,529       2,235,730          830,084
   Emerging Markets Portfolio                              592,180         135,579         658,936          229,811
   Real Estate Portfolio                                 1,968,527       2,437,966       7,584,404        2,693,154
   Funds Manager 50% Portfolio                             650,077         280,592       1,593,938          421,299
   Funds Manager 70% Portfolio                             404,889          99,831       1,306,938           37,681
   Funds Manager 85% Portfolio                             193,784          73,669         423,771          134,847
   Government Money Market Portfolio Service Class 2       122,631         956,652         189,523        2,284,156
American Century Variable
 Portfolios, Inc.
   Balanced Fund                                           553,337       1,129,856       1,714,732        2,111,710
   Capital Appreciation Fund                               304,394         728,395       2,255,178        2,312,423
   International Fund                                      978,424       1,825,382       3,271,820        4,232,152
   Value Fund                                           10,041,690       4,320,853      14,522,581        4,289,281
   Income & Growth Fund                                  3,352,934       2,931,570       3,318,199        4,932,184
   Inflation Protection Fund                             1,380,584       2,738,306       1,927,584        1,985,032
   Large Company Value Fund                              1,460,749       1,347,930         792,521        1,418,604
   Mid Cap Value Fund                                    9,671,981       4,130,138       6,446,438        4,584,283
   Ultra Fund                                            2,087,139       2,312,609       5,537,645        6,514,879
MFS Variable Insurance Trust
   Research Series                                         138,044         177,924          48,028          106,561
   Growth Series                                         1,511,232       2,405,055       2,396,864        1,345,279
   Investors Trust Series                                   33,755          52,417       1,117,258        2,738,625
   New Discovery Series                                  1,736,377       2,135,083       1,960,978        2,176,463
   Corporate Bond Portfolio                              2,435,208       1,236,132       1,164,755          651,592
   Emerging Markets Equity Portfolio                       357,587         347,572         300,428          111,005
   Technology Portfolio                                  1,107,558       1,083,183       1,781,257          211,774
   Global Tactical Allocation Portfolio                    412,309         342,239         468,838          118,731
   International Value Portfolio                         2,185,536         736,534       3,506,457          443,065
   Utilities Series Portfolio                            1,636,040       1,066,531       3,701,657        1,222,512
   Blended Research Core Equity Portfolio                  250,927          17,268         272,430            2,449
Lord Abbett Series Fund, Inc.
   Growth & Income Portfolio                               163,291         361,081       1,275,067        1,759,153
   Mid-Cap Stock Portfolio                                 458,128         726,486         439,542        1,305,192
   International Opportunities Portfolio                   670,783       2,614,218       4,557,904        4,910,075
   Bond-Debenture Portfolio                              4,165,446       1,404,458       6,708,379        1,191,940
   Fundamental Equity Portfolio                            197,953         172,362       1,044,933          264,828
   Developing Growth Portfolio                             834,320       1,388,927       1,867,823          556,312
   Short Duration Income Portfolio                       7,529,746       2,453,195       2,166,322          405,659
Alger Fund
   LargeCap Growth Portfolio                               565,783       1,752,450       3,369,121        3,722,305
   MidCap Growth Portfolio                                 373,372       1,042,051       1,755,341        3,524,831
   Capital Appreciation Portfolio                          304,917       1,240,878       1,899,239        1,362,838
   SmallCap Growth Portfolio                               141,046         200,466         263,797          218,045
   Capital Appreciation Portfolio Class S                4,861,569       2,579,472      15,677,162        1,583,034
Calvert Variable Series, Inc.
   Mid Cap Growth Portfolio                              1,898,344       2,773,390       4,818,166        3,082,511
   S&P 500 Index Portfolio                                 344,293         241,574         567,714          510,104
Invesco Variable Insurance Funds
   Technology Fund                                         245,708         456,691         548,232          469,203
   Managed Volatility Fund                                 181,857         257,144         754,785          675,566
   Diversified Dividend Fund                             1,113,611         836,625       3,270,179        4,249,441
   Global Health Care Fund                                 563,928       1,196,466       2,040,683        1,284,660
   Global Real Estate Fund                                 791,783         934,219       1,151,913        1,296,828
   International Growth Fund                               397,930         405,792         844,247          890,469
   Mid Cap Core Equity Fund                                655,587         435,313         824,915          758,888
J.P. Morgan Series Trust II
   Core Bond Portfolio                                   3,469,206       3,850,618       2,404,163        2,668,501
   Small Cap Core Portfolio                                506,737       1,177,456       1,222,638        2,280,643
Rydex Variable Trust
   Nova Fund                                               490,652         274,407         286,590          441,375
   NASDAQ-100 Fund                                       1,625,379       2,123,388       2,651,149        2,732,303
   U.S. Government Money Market Fund                       947,183       1,269,032       2,715,900        2,820,760
   Inverse S&P 500 Strategy Fund                           100,442         124,024          30,931           26,243
   Inverse NASDAQ-100 Strategy Fund                         50,079         201,629          70,244          111,750
   Inverse Government Long Bond Strategy Fund               68,255          96,858          39,560           23,755
   Government Long Bond 1.2x Strategy                   16,582,062      17,163,753      17,576,397       17,919,638
   NASDAQ-100 2x Strategy Fund                                   -           6,486           1,256              110
   Inverse Dow 2x Strategy Fund                                  -             367               -                8
Rydex Variable Insurance Fund
   Biotechnology Fund                                      926,146       3,257,648       7,224,096        1,455,452
   S&P 500 Pure Growth Fund                                874,409       2,258,751       2,485,268          729,632
   S&P MidCap 400 Pure Growth Fund                         272,659         901,491       1,780,990          604,540
Guggenheim Variable Insurance Fund
   Long Short Equity Fund                                  212,029         332,338         631,191          149,382
   Multi-Hedge Strategies Fund                             934,557         588,875       3,173,792        1,228,922
   Global Managed Futures Strategy Fund                    224,810         345,763         926,764          423,182
   Small Cap Value Fund                                  1,386,623         587,058       1,410,320          741,159
ProFunds VP
   Access VP High Yield Fund                               584,472         517,606         525,560          979,114
   Asia 30                                                  89,563         140,513         716,458          732,539
   Banks                                                   242,968         275,197       1,247,188        1,312,228
   Basic Materials                                         499,798         515,902       1,311,461        1,221,582
   Bear                                                  2,605,023       2,595,503       4,110,788        4,142,971
   Biotechnology                                           364,241         956,368       3,360,307        2,914,705
   Bull                                                  6,731,525       7,073,649      17,167,016       18,588,518
   Consumer Goods                                          846,422         810,644       1,177,535        1,560,335
   Consumer Services                                     1,263,473       1,318,923       2,799,031        2,617,329
   Dow 30                                                  318,613       1,040,829       1,774,806        2,651,153
   Emerging Markets                                        846,116         850,161       1,112,060        1,146,560
   Europe 30                                                52,171          59,380         828,378          814,175
   Falling U.S. Dollar                                      99,651         141,201         652,795          672,442
   Financials                                            1,752,271       1,236,499       2,053,297        2,501,779
   Health Care                                           1,646,769       1,270,488       4,609,839        5,470,438
   Industrials                                             575,042         665,456         147,376          183,855
   International                                           632,665         682,988         566,384          547,248
   Internet                                              1,411,780       1,514,488         853,332          694,489
   Japan                                                   301,014         441,147       1,982,078        2,014,066
   Large-Cap Growth                                      2,109,331       2,534,338       2,242,808        2,913,195
   Large-Cap Value                                       2,622,446       2,357,823         844,286        1,535,034
   Mid-Cap                                               8,992,125       9,127,945       9,368,936        7,749,964
   Mid-Cap Growth                                        1,119,433       1,813,629       3,510,760        2,832,608
   Mid-Cap Value                                         2,202,048       1,997,332         453,277          474,658
   Government Money Market                              46,348,658      53,189,837      61,976,116       61,546,806
   Oil & Gas                                             3,160,450       3,242,880       1,253,091        1,187,987
   NASDAQ-100                                           19,616,203      19,389,677      20,449,256       21,698,569
   Pharmaceuticals                                          83,141         653,810         985,194          914,196
   Precious Metals                                       2,477,050       2,428,821       1,682,847        1,739,197
   Real Estate                                           1,737,744       1,775,474       1,703,426        2,498,189
   Rising Rates Opportunity                                251,758         312,411       1,251,269        1,474,994
   Semiconductor                                           109,781          84,926          54,840           84,114
   Short Dow 30                                            215,183         221,815         185,197          223,293
   Short Emerging Markets                                   39,388          74,546         164,594          156,514
   Short International                                     104,616         120,192          24,061           25,013
   Short Mid-Cap                                             8,736          20,376          31,528           18,498
   Short NASDAQ-100                                     10,541,342      10,462,407      17,398,544       17,241,997
   Short Small-Cap                                          83,459         243,757         185,267           70,488
   Small-Cap                                               701,928       1,412,310       2,948,985        2,181,373
   Small-Cap Growth                                      2,228,419       2,455,541       3,051,540        2,695,312
   Small-Cap Value                                       2,417,751       1,597,546          49,425           46,040
   Technology                                              872,887       1,612,574       1,662,718        1,075,310
   Telecommunications                                    1,843,776       1,695,824       2,463,988        1,879,502
   U.S. Government Plus                                  3,110,761       2,473,526       5,690,455        5,671,531
   UltraBull                                             2,051,471       2,055,853       4,232,468        5,412,840
   UltraMid-Cap                                          6,550,480       6,477,464       5,497,478        5,518,233
   UltraNASDAQ-100                                       1,562,352       1,577,528       1,774,329        2,372,903
   UltraShort Dow 30                                       791,604         784,392         275,378          288,710
   UltraShort NASDAQ-100                                   395,561         399,705         388,199          407,557
   UltraSmall-Cap                                        2,791,089       2,726,166       2,704,177        2,864,723
   Utilities                                             2,298,036       2,293,837       2,609,997        3,018,255
VanEck Worldwide Insurance Trust
   Global Hard Assets Fund                               3,790,349       3,651,938       3,539,892        3,028,689
   Emerging Markets Fund                                 2,684,519       2,917,832       2,947,785        2,941,116
   Unconstrained Emerging Markets Bond Fund              1,632,111       1,807,672       2,077,861        1,943,361
Janus Aspen Series
   Global Technology Portfolio                             768,757         212,642         507,755           64,123
   Overseas Portfolio                                      169,226         147,299         511,407          155,029
   Janus Portfolio                                         237,095         149,274         543,656          341,046
   Enterprise Services Portfolio                         3,124,878         585,499       2,347,791          834,817
   Global Research Portfolio                               104,608         217,257         547,607          165,621
   Perkins Mid Cap Value Portfolio                         741,201         451,055       1,078,140          395,067
   Balanced Portfolio                                    3,679,399       1,825,054       4,638,395        1,388,024
   Flexible Bond Portfolio                               1,763,498         697,913       2,918,900        1,249,710
   Global Unconstrained Bond Portfolio                   1,205,468         690,623         396,677              330
PIMCO Variable Insurance Trust
   Total Return Portfolio                               14,598,309      21,553,976      27,695,995       31,885,736
   Low Duration Portfolio                               13,558,972       8,425,120      13,725,487        7,049,412
   High Yield Portfolio                                  8,355,358       6,968,896      16,613,661       19,067,091
   Real Return Portfolio                                 5,808,231       6,160,080      10,559,380        3,043,046
   All Asset Portfolio                                   1,042,671         927,053       2,385,564        1,330,414
   Global Multi-Asset Managed Allocation Portfolio          28,203          24,413         132,855           88,282
   Short-Term Portfolio                                  7,738,361      12,010,528      26,191,242        5,844,375
   Emerging Markets Bond Portfolio                         290,231         263,722         504,641          189,112
   Global (Unhedged) Bond Portfolio                         36,386         118,432         264,555           74,274
   Commodity Real Return Strategy Portfolio              1,024,869         991,453       4,594,320          701,575
   Foreign Bond (USD-Hedged) Adv Portfolio                 341,460          42,227         140,819            3,554
   Unconstrained Bond Adv Portfolio                      1,130,575         115,481         853,912           54,453
Goldman Sachs Variable Insurance Trust
   Small Cap Equity Insights Fund                        1,636,414       1,160,556       3,686,859        4,855,438
   Large Cap Value Fund                                    143,243         174,978          62,248           79,562
   Mid Cap Value Fund                                    1,765,487       2,299,269         637,001        1,430,473
Neuberger Berman Advisors Management Trust
   SmallCap Growth Portfolio                                     -               -         185,399          489,720
   Mid-Cap Growth Portfolio                                145,321         377,836         679,950        1,679,311
   AMT Mid Cap Intrinsic Value Portfolio                 1,736,135       1,584,750         249,806          265,779
Dreyfus Variable Investment Fund
   Appreciation Portfolio                                  575,618         710,935       1,206,709        1,720,644
   International Value Portfolio                            20,346          40,002         336,911          368,120
   Socially Responsible Growth Fund                         22,301          20,894          62,505          201,096
Direxion Insurance Trust
   HY Bond Fund                                                  -               -          88,401          144,446
Invesco Van Kampen Variable Insurance Fund
   Growth and Income Portfolio                             861,042         815,044         569,975        1,287,592
   Value Opportunities Fund                                 37,118          17,408          57,706           55,851
   American Value Fund                                      71,871         180,487         258,936          368,897
Morgan Stanley Universal Institutional Funds
   Emerging Markets Debt Portfolio                         139,267         162,875          75,256          429,735
   Emerging Markets Equity Portfolio                       236,651         282,476         265,655          620,616
   Mid Cap Growth Portfolio                                  7,216          28,491          39,426           41,638
   U.S. Real Estate Portfolio                              103,740         245,749         171,805          320,610
Northern Lights Variable Trust
   Adaptive Allocation Portfolio                           362,526       2,913,450       1,120,548        5,458,798
   Power Income Fund                                       505,911       1,126,714       1,057,525        1,419,285
AB Variable Products Series
   Real Estate Investment Portfolio                      1,130,272         256,084         961,137          280,205
   Dynamic Asset Allocation Portfolio                      295,163          52,382         223,725           92,418
   Small Cap Growth Portfolio                               16,399           1,136          23,738           10,328
   Small Mid Cap Value Portfolio                           817,087         274,868         804,072          410,538
BlackRock Variable Series Fund, Inc.
   Basic Value Fund                                      1,181,261         989,539       1,905,151          704,566
   Capital Appreciation Fund                               100,046         209,529         740,728          234,774
   Equity Dividend Fund                                  1,258,819         766,211       2,784,951          560,880
   Global Allocation Fund                                4,414,816       3,381,423       8,224,554        1,558,304
   Large Cap Core Fund                                      92,573         230,571         662,162          333,244
   Large Cap Growth Fund                                   608,778         448,722       1,282,861        1,228,555
   iShares Alternatives Strategies Fund                    261,931         118,461         354,041           47,744
   iShares Dynamic Allocation Fund                         233,194          67,738         191,651           12,009
   iShares Dynamic Fixed Income Fund                       325,285          66,438         278,814           70,244
   iShares Equity Appreciation Fund                        122,946          84,211         242,452            1,134
Columbia Variable Portfolio
   Contrarian Core 2 Portfolio                             899,802         310,943         740,572          174,958
   Dividend Opportunity Portfolio                        1,030,190         543,154       1,762,955          764,254
   Emerging Markets Bond Portfolio                       1,877,027         969,575       3,678,393          752,925
   High Yield Portfolio                                  2,200,468         491,635       2,106,407          362,982
Deutsche Variable Insurance Portfolios
   Equity 500 Index Portfolio                            6,562,701       1,143,849       6,592,985          727,688
   Small Cap Index Portfolio                             1,826,454         230,672         924,856          476,278
   Alternative Asset Allocation Portfolio                  747,542         458,954       1,405,983          469,805
   Global Small Cap Portfolio                              182,769         149,808         433,350          418,635
   Small Mid Cap Value Portfolio                         1,595,090         116,694         642,500          305,549
   Large Cap Value Portfolio                                40,370          26,407         243,292          169,942
Eaton Vance Variable Trust
   Floating Rate Income Portfolio                        5,754,972       2,428,442       7,645,830        2,907,014
   Large-Cap Value Portfolio                               423,509         394,909         659,893          321,327
   Bond Initial Portfolio                                   70,964          98,242          45,355           22,554
First Investors Life Series
   Total Return Portfolio                                  126,137          17,475         103,520           20,965
   International Portfolio                                 253,889         143,389         104,866           75,327
   Opportunity Fund                                      3,376,537         731,533       6,736,294          722,389
Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Fund                                    1,295,227         756,229       2,613,118          780,299
   Income Fund                                           3,640,587       2,514,074       6,504,630        2,168,016
   Global Bond Fund                                      5,046,876       2,367,872      12,642,141        2,183,737
   Foreign Fund                                          5,422,807       1,825,480      13,409,888        1,810,124
   Developing Markets Fund                                 282,104         819,812       1,268,423          496,287
   Mutual Global Discovery Fund                          1,360,693         871,568       3,199,229          719,414
   Rising Dividends Fund                                 4,459,623       2,084,112       5,375,417        1,458,571
Ivy Variable Insurance Portfolios
   Asset Strategy Portfolio                                700,289       1,973,069       3,867,247        1,160,319
   Balanced Portfolio                                    5,202,474       2,253,674       3,948,868        1,391,726
   Dividend Opportunities Portfolio                        263,313         152,909         742,786          152,748
   Energy Portfolio                                        948,138         380,033         733,977          276,831
   Global Bond Portfolio                                   223,800         133,650         384,178           96,609
   Global Natural Resources Portfolio                      203,660          93,847         295,133           50,797
   Growth Portfolio                                        963,882         947,728       1,941,721          247,039
   High Income Portfolio                                 4,409,274       3,209,757       7,812,996        2,360,867
   International Core Equity Portfolio                   1,129,619         738,384       3,158,234          381,041
   Global Growth Portfolio                                 361,909         321,423         528,188          161,472
   Mid Cap Growth Portfolio                                823,413         602,818       1,610,758          305,020
   Science and Technology Portfolio                      1,261,356       1,263,124       3,046,254        1,048,888
   Small Cap Growth Portfolio                            1,177,951       1,944,995       3,161,364          196,705
   Small Cap Value Portfolio                             2,484,630       1,254,294       3,692,471          903,701
Lazard Retirement Series, Inc.
   International Equity Portfolio                           90,685          13,089         153,443           17,875
   Global Dynamic Multi Asset Portfolio                    445,961         257,951       1,563,547          473,266
Legg Mason Partners Variable Equity Trust
   Western Asset Variable Global High Yield
     Bond Portfolio                                        134,077         154,460          84,604           62,230
   ClearBridge Variable Mid Cap Portfolio                1,813,880         481,654       1,465,008          674,795
   ClearBridge Variable Dividend Strategy Portfolio      3,456,138         456,191       1,740,463          249,522
   ClearBridge Variable Small Cap Growth Portfolio         369,056         177,528         789,058          282,664
   ClearBridge Variable Aggressive Growth Portfolio        520,794          43,235         116,434           20,324
   Western Asset Variable Core Bond Plus Portfolio      14,099,223       1,028,924       6,231,630            7,863
QS Legg Mason Partners Variable Income Trust
   Dynamic Multi Strategy Portfolio                        125,832         150,414         317,499           58,655
Pioneer Variable Contracts Trust
   Fund Portfolio                                          478,484         331,957         270,884           83,969
   Bond Portfolio                                        6,239,014       2,538,082      21,375,425        2,548,191
   Strategic Income Portfolio                            2,543,640       1,731,973       5,188,369        1,510,531
   Equity Income Portfolio                               2,179,158         635,701       1,661,786          285,250
   High Yield Portfolio                                  1,963,429       1,890,773       5,089,923        4,846,865
Prudential Series Funds
   Jennison 20/20 Focus Portfolio                          113,257          25,380          43,639           48,394
   Natural Resources Portfolio                             573,352         305,727         486,071          274,120
   SP Prudential US Emerging Growth Portfolio               43,886         122,705         355,354          374,226
Royce Capital Fund
   Micro-Cap Portfolio                                      90,783         102,094         155,503           58,049
   Small Cap Portfolio                                   3,273,751         995,039       6,165,636          938,393
Alps
   Alerian Energy Infrastructure Portfolio                 809,148         327,056         939,591           97,790
   Red Rocks Listed Private Equity Portfolio               134,342          13,248         170,863            4,376
American Funds IS
   Asset Allocation Fund                                11,453,530       1,137,474       8,331,837          318,251
   Blue Chip Income and Growth Fund                      8,564,488         844,016       5,494,862        1,215,206
   Ultra-Short Bond Fund                                18,372,584      21,287,223      30,215,527       21,574,144
   Capital Income Builder Fund                           3,980,357         944,506       4,577,159          210,782
   Global Growth Fund                                    1,497,857         853,567       2,305,018          165,945
   Global Growth and Income Fund                         2,224,939         689,395       2,615,100          196,353
   Global Small Capitalization Fund                        606,509       1,132,108       2,460,275           98,522
   Growth Fund                                           3,581,875         939,473       4,391,294          403,922
   Growth-Income Fund                                    5,903,012         448,435       4,547,359          312,633
   International Fund                                      969,207         255,639       1,541,589           54,227
   International Growth and Income Fund                    889,707         197,481       1,419,367          129,624
   New World Fund                                        3,653,083         996,652       8,321,153          852,056
   U.S. Government/AAA-Rated Securities Fund             5,589,129       2,938,042       6,057,739        1,117,429
Oppenheimer VA Service  Class
   Core Bond Fund                                        1,882,249       1,249,695       1,349,018          333,964
   Discovery Mid Cap Growth Fund                           393,960         531,049       1,034,511           64,844
   Global Multi-Alternatives Fund                          150,421          77,928         230,501          152,190
   Global Fund                                             426,606         350,054       1,322,783          285,749
   International Growth Fund                               497,112         464,777       1,074,679           54,931
   Main Street Fund                                      1,342,202         191,477         994,980          127,661
   Main Street Small Cap Fund                            1,001,017         290,802       1,785,863          703,619
Transparent Value VI
   Directional Allocation Portfolio                            275         162,309          81,790           36,057
T. Rowe Price
   Blue Chip Growth Portfolio                            3,877,823         564,051       2,019,221           26,629
   Health Sciences Portfolio                             2,039,803         509,913       1,894,354           51,143
                                                     --------------  --------------   -------------   --------------
                                                     $ 627,058,442   $ 539,482,329    $ 950,381,357   $ 660,777,190
                                                     --------------  --------------   -------------   --------------

4.      Summary of Changes from Unit Transactions

        Transactions in units for the years ended December 31, 2016 and 2015 were as follows:

                                                                      2016                                   2015
                                                       ------------------------------------   ------------------------------------
                                                                               Net Increase/                          Net Increase/
Portfolio                                              Purchases     Sales     (Decrease)     Purchases     Sales     (Decrease)

Fidelity Variable Insurance Products
   Government Money Market Portfolio                    3,361,724   5,642,309   (2,280,585)    6,768,628   6,862,616      (93,988)
   High Income Portfolio                                2,249,438   1,531,813      717,625     2,775,241   2,785,275      (10,034)
   Equity-Income Portfolio                                 44,385      74,375      (29,990)       25,768     100,012      (74,244)
   Growth Portfolio                                        34,931      82,186      (47,255)      118,026      96,592       21,434
   Overseas Portfolio                                     104,134     240,886     (136,752)      257,074     196,533       60,541
   Mid Cap Portfolio                                      196,511     209,821      (13,310)      375,448     200,280      175,168
   Asset Manager Portfolio                                    809       8,390       (7,581)        3,441      11,597       (8,156)
   Investment Grade Bond Portfolio                        130,718     203,608      (72,890)      292,756     359,078      (66,322)
   Index 500 Portfolio                                     61,266     178,660     (117,394)       72,598     191,323     (118,725)
   Contrafund Portfolio                                   264,061     296,839      (32,778)      448,851     313,479      135,372
   Asset Manager: Growth Portfolio                          3,581       8,032       (4,451)        6,079       8,120       (2,041)
   Balanced Portfolio                                      22,245      26,700       (4,455)       24,241      60,084      (35,843)
   Growth & Income Portfolio                                5,797      13,169       (7,372)       14,496      50,672      (36,176)
   Growth Opportunities Portfolio                           5,815      35,797      (29,982)       28,083      41,889      (13,806)
   Value Strategies Portfolio                              86,191      52,939       33,252       113,759      47,142       66,617
   Strategic Income Portfolio                             208,415     114,938       93,477       241,181     116,538      124,643
   Emerging Markets Portfolio                              83,275      34,934       48,341        69,354      26,638       42,716
   Real Estate Portfolio                                  317,837     360,650      (42,813)      785,516     469,702      315,814
   Funds Manager 50% Portfolio                             75,759      46,160       29,599       160,922      66,698       94,224
   Funds Manager 70% Portfolio                             34,547      14,287       20,260        98,615       2,277       96,338
   Funds Manager 85% Portfolio                             21,545      14,672        6,873        41,887      20,547       21,340
   Government Money Market Portfolio Service Class 2      151,121     235,775      (84,654)       31,122     244,429     (213,307)
American Century Variable
 Portfolios, Inc.
   Balanced Fund                                           24,052      60,913      (36,861)       75,379     108,018      (32,639)
   Capital Appreciation Fund                                3,888      23,928      (20,040)       68,598      75,866       (7,268)
   International Fund                                      65,602     118,909      (53,307)      206,476     249,299      (42,823)
   Value Fund                                           1,062,856     670,074      392,782     1,376,229     612,103      764,126
   Income & Growth Fund                                   198,153     175,406       22,747       204,617     313,511     (108,894)
   Inflation Protection Fund                              125,494     240,210     (114,716)      179,846     177,900        1,946
   Large Company Value Fund                                99,807      95,654        4,153        58,349     101,503      (43,154)
   Mid Cap Value Fund                                     666,943     373,344      293,599       481,824     362,515      119,309
   Ultra Fund                                             154,334     166,726      (12,392)      335,256     436,927     (101,671)
MFS Variable Insurance Trust
   Research Series                                          3,988       8,004       (4,016)          258       4,683       (4,425)
   Growth Series                                           66,232     110,593      (44,361)       98,957      61,596       37,361
   Investors Trust Series                                      46       2,417       (2,371)       56,119     141,978      (85,859)
   New Discovery Series                                   114,358     130,756      (16,398)      106,699      92,721       13,978
   Corporate Bond Portfolio                               246,401     139,231      107,170       113,281      68,259       45,022
   Emerging Markets Equity Portfolio                       79,236      77,333        1,903        44,721      23,406       21,315
   Technology Portfolio                                    82,991      87,563       (4,572)      128,021      25,311      102,710
   Global Tactical Allocation Portfolio                    37,766      34,254        3,512        39,662      14,082       25,580
   International Value Portfolio                          214,766     123,514       91,252       275,040      66,487      208,553
   Utilities Series Portfolio                             151,384     129,160       22,224       300,845     152,053      148,792
   Blended Research Core Equity Portfolio                  23,953       4,242       19,711        28,236         228       28,008
Lord Abbett Series Fund, Inc.
   Growth & Income Portfolio                                6,010      17,264      (11,254)       67,153      94,602      (27,449)
   Mid-Cap Stock Portfolio                                 10,852      26,807      (15,955)        9,615      47,689      (38,074)
   International Opportunities Portfolio                   29,344     114,887      (85,543)      168,631     210,833      (42,202)
   Bond-Debenture Portfolio                               511,420     312,085      199,335       695,180     239,110      456,070
   Fundamental Equity Portfolio                            27,506      26,870          636        84,631      36,864       47,767
   Developing Growth Portfolio                            106,958     143,956      (36,998)      125,159      46,201       78,958
   Short Duration Income Portfolio                        947,156     452,101      495,055       224,354      51,029      173,325
Alger Fund
   LargeCap Growth Portfolio                               35,298     111,132      (75,834)      134,155     191,125      (56,970)
   MidCap Growth Portfolio                                 23,759      59,637      (35,878)       97,467     197,003      (99,536)
   Capital Appreciation Portfolio                          11,388      59,467      (48,079)       58,228      57,086        1,142
   SmallCap Growth Portfolio                                2,294      12,648      (10,354)        1,808      11,380       (9,572)
   Capital Appreciation Portfolio Class S                 702,962     548,115      154,847     1,186,397     475,365      711,032
Calvert Variable Series, Inc.
   Mid Cap Growth Portfolio                               115,363     183,919      (68,556)      261,012     149,165      111,847
   S&P 500 Index Portfolio                                 23,343      12,455       10,888        32,916      25,400        7,516
Invesco Variable Insurance Funds
   Technology Fund                                         15,449      28,528      (13,079)       28,311      26,794        1,517
   Managed Volatility Fund                                  4,842      10,363       (5,521)        7,763      26,457      (18,694)
   Diversified Dividend Fund                              113,758      84,756       29,002       341,195     443,724     (102,529)
   Global Health Care Fund                                 14,477      53,845      (39,368)       71,324      50,497       20,827
   Global Real Estate Fund                                 67,843      83,244      (15,401)      103,271     117,598      (14,327)
   International Growth Fund                               35,129      35,477         (348)       69,053      72,855       (3,802)
   Mid Cap Core Equity Fund                                47,600      32,534       15,066        62,617      59,218        3,399
J.P. Morgan Series Trust II
   Core Bond Portfolio                                    286,277     325,845      (39,568)      195,256     227,209      (31,953)
   Small Cap Core Portfolio                                13,846      54,847      (41,001)       42,809      99,926      (57,117)
Rydex Variable Trust
   Nova Fund                                               25,350      14,465       10,885        14,892      23,136       (8,244)
   NASDAQ-100 Fund                                         56,477      78,829      (22,352)       96,652     106,386       (9,734)
   U.S. Government Money Market Fund                       98,235     131,409      (33,174)      281,910     293,221      (11,311)
   Inverse S&P 500 Strategy Fund                           41,145      53,262      (12,117)       11,553      10,578          975
   Inverse NASDAQ-100 Strategy Fund                        40,118     171,929     (131,811)       62,502      95,070      (32,568)
   Inverse Government Long Bond Strategy Fund              25,610      32,110       (6,500)       12,976       7,581        5,395
   Government Long Bond 1.2x Strategy                     968,328     963,243        5,085     1,076,710   1,078,705       (1,995)
   NASDAQ-100 2x Strategy Fund                                  -         195         (195)            -           -            -
   Inverse Dow 2x Strategy Fund                                 -         424         (424)            -           -            -
Rydex Variable Insurance Fund
   Biotechnology Fund                                     153,531     284,960     (131,429)      430,439     157,803      272,636
   S&P 500 Pure Growth Fund                                68,512     164,296      (95,784)      161,340      69,098       92,242
   S&P MidCap 400 Pure Growth Fund                         45,523      97,591      (52,068)      132,969      52,019       80,950
Guggenheim Variable Insurance Fund
   Long Short Equity Fund                                  48,136      57,523       (9,387)       56,471      15,962       40,509
   Multi-Hedge Strategies Fund                            214,484     177,214       37,270       349,972     163,601      186,371
   Global Managed Futures Strategies Fund                  31,895      44,657      (12,762)      103,784      56,546       47,238
   Small Cap Value Fund                                   102,019      61,347       40,672        97,887      74,679       23,208
ProFunds VP
   Access VP High Yield Fund                               37,920      33,726        4,194        32,795      63,857      (31,062)
   Asia 30                                                  9,722      14,620       (4,898)       57,558      62,259       (4,701)
   Banks                                                   48,028      58,649      (10,621)      241,910     257,516      (15,606)
   Basic Materials                                         45,879      46,295         (416)      114,719     115,783       (1,064)
   Bear                                                   965,930     967,955       (2,025)    1,416,183   1,442,899      (26,716)
   Biotechnology                                           13,765      34,976      (21,211)      105,952      93,725       12,227
   Bull                                                   549,881     575,270      (25,389)    1,358,675   1,464,593     (105,918)
   Consumer Goods                                          49,035      45,564        3,471        68,852      94,078      (25,226)
   Consumer Services                                       65,871      70,352       (4,481)      151,895     146,408        5,487
   Dow 30                                                  26,421      85,085      (58,664)      138,341     211,466      (73,125)
   Emerging Markets                                       167,795     171,147       (3,352)      204,149     217,077      (12,928)
   Europe 30                                                6,442       7,521       (1,079)       90,856      91,410         (554)
   Falling U.S. Dollar                                     17,375      24,069       (6,694)      109,916     112,232       (2,316)
   Financials                                             219,387     164,521       54,866       278,184     347,467      (69,283)
   Health Care                                             84,504      63,701       20,803       224,065     272,490      (48,425)
   Industrials                                             42,503      48,569       (6,066)       11,054      13,574       (2,520)
   International                                          101,163     112,283      (11,120)       79,075      77,848        1,227
   Internet                                                55,094      62,163       (7,069)       37,111      31,878        5,233
   Japan                                                   44,481      65,659      (21,178)      256,487     268,669      (12,182)
   Large-Cap Growth                                       130,073     159,349      (29,276)      144,232     185,748      (41,516)
   Large-Cap Value                                        222,861     199,737       23,124        70,131     128,990      (58,859)
   Mid-Cap                                                668,684     677,660       (8,976)      733,840     607,863      125,977
   Mid-Cap Growth                                          69,612     121,831      (52,219)      210,713     185,149       25,564
   Mid-Cap Value                                          156,061     139,995       16,066        31,526      33,900       (2,374)
   Government Money Market                              5,655,632   6,454,596     (798,964)    7,360,982   7,278,972       82,010
   Oil & Gas                                              335,393     337,603       (2,210)      110,051     117,304       (7,253)
   NASDAQ-100                                           1,078,930   1,063,986       14,944     1,095,450   1,164,279      (68,829)
   Pharmaceuticals                                          3,967      36,859      (32,892)       51,690      49,516        2,174
   Precious Metals                                        610,251     581,300       28,951       507,010     536,939      (29,929)
   Real Estate                                            146,440     151,061       (4,621)      152,723     221,664      (68,941)
   Rising Rates Opportunity                               132,232     158,381      (26,149)      542,552     653,517     (110,965)
   Semiconductor                                            8,510       6,670        1,840         4,336       7,227       (2,891)
   Short Dow 30                                            86,625      90,489       (3,864)       67,957      82,737      (14,780)
   Short Emerging Markets                                   9,329      16,788       (7,459)       36,484      35,450        1,034
   Short International                                     24,265      27,998       (3,733)        5,866       5,963          (97)
   Short Mid-Cap                                            4,169       9,676       (5,507)       13,821       8,294        5,527
   Short NASDAQ-100                                     6,513,775   6,512,108        1,667     9,707,399   9,720,573      (13,174)
   Short Small-Cap                                         38,500     112,458      (73,958)       83,360      30,150       53,210
   Small-Cap                                               58,508     119,293      (60,785)      230,504     175,020       55,484
   Small-Cap Growth                                       141,964     161,344      (19,380)      194,223     185,029        9,194
   Small-Cap Value                                        175,695     115,105       60,590         3,389       3,453          (64)
   Technology                                              50,248     101,830      (51,582)      104,770      68,708       36,062
   Telecommunications                                     137,212     133,787        3,425       206,262     160,382       45,880
   U.S. Government Plus                                   175,954     136,424       39,530       338,442     347,265       (8,823)
   UltraBull                                              137,826     142,864       (5,038)      319,661     421,957     (102,296)
   UltraMid-Cap                                           409,229     405,982        3,247       393,932     397,784       (3,852)
   UltraNASDAQ-100                                         47,964      49,449       (1,485)       56,283      78,941      (22,658)
   UltraShort Dow 30                                    1,000,190   1,002,167       (1,977)      276,658     296,845      (20,187)
   UltraShort NASDAQ-100                                1,012,221   1,012,575         (354)      828,938     881,668      (52,730)
   UltraSmall-Cap                                         267,754     262,540        5,214       286,720     298,493      (11,773)
   Utilities                                              140,403     139,908          495       183,422     216,539      (33,117)
VanEck Worldwide Insurance Trust
   Global Hard Assets Fund                                418,630     315,474      103,156       311,735     184,370      127,365
   Emerging Markets Fund                                   93,509     103,620      (10,111)       84,327      89,067       (4,740)
   Unconstrained Emerging Markets Bond Fund               134,734     147,231      (12,497)      155,859     150,815        5,044
Janus Aspen Series
   Global Technology Portfolio                             56,209      23,047       33,162        34,096       6,792       27,304
   Overseas Portfolio                                      27,451      27,729         (278)       64,209      27,861       36,348
   Janus Portfolio                                         30,514      26,272        4,242        37,020      28,291        8,729
   Enterprise Services Portfolio                          294,319     118,189      176,130       186,311      82,236      104,075
   Global Research Portfolio                               12,590      21,055       (8,465)       44,709      17,681       27,028
   Perkins Mid Cap Value Portfolio                         50,134      51,785       (1,651)       79,401      41,737       37,664
   Balanced Portfolio                                     383,153     251,360      131,793       430,714     200,585      230,129
   Flexible Bond Portfolio                                227,687     132,542       95,145       331,012     178,814      152,198
   Global Unconstrained Bond Portfolio                    145,257      94,342       50,915        41,302           -       41,302
PIMCO Variable Insurance Trust
   Total Return Portfolio                               1,486,649   2,053,734     (567,085)    2,619,854   3,164,842     (544,988)
   Low Duration Portfolio                               1,954,596   1,430,822      523,774     1,740,673   1,093,002      647,671
   High Yield Portfolio                                   591,147     499,901       91,246     1,111,784   1,298,576     (186,792)
   Real Return Portfolio                                  889,742     900,151      (10,409)    1,447,503     716,668      730,835
   All Asset Portfolio                                    190,217     179,504       10,713       254,753     156,997       97,756
   Global Multi-Asset Managed Allocation Portfolio          2,578       2,567           11        13,510       8,680        4,830
   Short-Term Portfolio                                 1,731,260   2,193,697     (462,437)    4,125,445   2,063,846    2,061,599
   Emerging Markets Bond Portfolio                         52,699      54,272       (1,573)       51,803      24,584       27,219
   Global (Unhedged) Bond Portfolio                        32,157      40,805       (8,648)       28,708       8,199       20,509
   Commodity Real Return Strategy Portfolio               464,805     443,861       20,944     1,068,115     443,300      624,815
   Foreign Bond (USD-Hedged) Adv Portfolio                 37,584       9,347       28,237        13,723         340       13,383
   Unconstrained Bond Adv Portfolio                       212,730     108,404      104,326       106,400      26,129       80,271
Goldman Sachs Variable Insurance Trust
   Small Cap Equity Insights Fund                         103,282      79,100       24,182       224,551     309,211      (84,660)
   Large Cap Value Fund                                     8,637      11,048       (2,411)        1,309       4,839       (3,530)
   Mid Cap Value Fund                                      90,936     116,340      (25,404)       14,940      67,358      (52,418)
Neuberger Berman Advisors Management Trust
   SmallCap Growth Portfolio                                    -           -            -         9,769      35,697      (25,928)
   Mid-Cap Growth Portfolio                                 6,090      17,775      (11,685)       28,763      78,502      (49,739)
   AMT Mid Cap Intrinsic Value Portfolio                  102,237      92,299        9,938        12,924      14,189       (1,265)
Dreyfus Variable Investment Fund
   Appreciation Portfolio                                  33,520      48,448      (14,928)       82,610     120,942      (38,332)
   International Value Portfolio                            2,570       5,260       (2,690)       38,927      43,118       (4,191)
   Socially Responsible Growth Fund                         1,274       1,432         (158)        2,380      12,524      (10,144)
Direxion Insurance Trust
   HY Bond Fund                                                 -           -            -         8,442      14,205       (5,763)
Invesco Van Kampen Variable Insurance Fund
   Growth and Income Portfolio                             58,517      58,690         (173)       29,468      94,650      (65,182)
   Value Opportunities Fund                                 2,261       1,870          391         4,961       5,265         (304)
   American Value Fund                                      4,196      12,049       (7,853)       13,822      21,815       (7,993)
Morgan Stanley Universal Institutional Funds
   Emerging Markets Debt Portfolio                          9,266      11,293       (2,027)        4,752      31,872      (27,120)
   Emerging Markets Equity Portfolio                       23,532      27,999       (4,467)       23,503      57,944      (34,441)
   Mid Cap Growth Portfolio                                    65       1,770       (1,705)          736       2,406       (1,670)
   U.S. Real Estate Portfolio                               7,251      17,162       (9,911)       11,932      22,328      (10,396)
Northern Lights Variable Trust
   Adaptive Allocation Portfolio                           45,210     329,280     (284,070)      174,720     644,895     (470,175)
   Power Income Fund                                       86,198     146,801      (60,603)      139,098     176,715      (37,617)
AB Variable Products Series
   Real Estate Investment Portfolio                       103,934      47,623       56,311        81,959      35,963       45,996
   Dynamic Asset Allocation Portfolio                      35,165      12,968       22,197        19,063       8,329       10,734
   Small Cap Growth Portfolio                                 662          61          601         1,310         671          639
   Small Mid Cap Value Portfolio                           68,978      42,073       26,905        44,414      34,051       10,363
BlackRock Variable Series Fund, Inc.
   Basic Value Fund                                       115,308     103,914       11,394       117,994      58,418       59,576
   Capital Appreciation Fund                                6,863      15,133       (8,270)       52,122      22,400       29,722
   Equity Dividend Fund                                   180,356     159,226       21,130       226,485      85,489      140,996
   Global Allocation Fund                                 653,419     558,786       94,633       791,471     279,952      511,519
   Large Cap Core Fund                                      8,588      21,735      (13,147)       47,946      28,472       19,474
   Large Cap Growth Fund                                   60,857      58,075        2,782       103,195     102,228          967
   iShares Alternatives Strategies Fund                    27,367      14,426       12,941        37,123       7,803       29,320
   iShares Dynamic Allocation Fund                         27,056       9,259       17,797        19,721       1,593       18,128
   iShares Dynamic Fixed Income Fund                       34,338       9,221       25,117        32,051      11,647       20,404
   iShares Equity Appreciation Fund                        13,478       9,090        4,388        25,245           3       25,242
Columbia Variable Portfolio
   Contrarian Core 2 Portfolio                             84,940      36,308       48,632        68,426      21,599       46,827
   Dividend Opportunity Portfolio                         165,775     121,942       43,833       195,336     104,491       90,845
   Emerging Markets Bond Portfolio                        343,347     267,141       76,206       526,593     235,435      291,158
   High Yield Portfolio                                   313,059     168,246      144,813       252,175      92,168      160,007
Deutsche Variable Insurance Portfolios
   Equity 500 Index Portfolio                             475,361     158,280      317,081       464,458      77,137      387,321
   Small Cap Index Portfolio                              139,271      40,437       98,834        70,399      44,356       26,043
   Alternative Asset Allocation Portfolio                 131,647     102,039       29,608       166,448      76,069       90,379
   Global Small Cap Portfolio                              20,796      22,129       (1,333)       29,465      32,216       (2,751)
   Small Mid Cap Value Portfolio                          128,806      30,647       98,159        49,186      29,710       19,476
   Large Cap Value Portfolio                                2,551       2,375          176        19,443      15,659        3,784
Eaton Vance Variable Trust
   Floating Rate Income Portfolio                       1,350,620   1,076,942      273,678       980,073     560,246      419,827
   Large-Cap Value Portfolio                               52,938      50,083        2,855        37,291      27,530        9,761
   Bond Initial Portfolio                                   7,991      10,544       (2,553)       10,201       7,648        2,553
First Investors Life Series
   Total Return Portfolio                                  11,580       1,570       10,010         9,933       2,534        7,399
   International Portfolio                                 24,205      14,447        9,758        10,993       8,096        2,897
   Opportunity Fund                                       589,734     311,970      277,764       835,783     257,893      577,890
Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Fund                                     113,861     111,478        2,383       183,592      84,840       98,752
   Income Fund                                            409,312     359,255       50,057       720,015     383,329      336,686
   Global Bond Fund                                     1,160,544     858,265      302,279     1,645,022     774,264      870,758
   Foreign Fund                                         1,022,030     723,667      298,363     1,603,404     689,631      913,773
   Developing Markets Fund                                107,703     176,932      (69,229)      146,385     118,090       28,295
   Mutual Global Discovery Fund                           101,950      95,379        6,571       261,320      97,708      163,612
   Rising Dividends Fund                                  350,873     285,869       65,004       400,773     198,023      202,750
Ivy Variable Insurance Portfolios
   Asset Strategy Portfolio                               148,264     266,130     (117,866)      300,943     163,800      137,143
   Balanced Portfolio                                     380,628     238,028      142,600       292,701     152,575      140,126
   Dividend Opportunities Portfolio                        17,843      14,155        3,688        50,303      13,698       36,605
   Energy Portfolio                                       142,661      78,833       63,828        92,944      45,849       47,095
   Global Bond Portfolio                                   53,601      45,956        7,645        41,207      13,221       27,986
   Global Natural Resources Portfolio                      35,898      18,877       17,021        39,861       7,951       31,910
   Growth Portfolio                                        80,446      92,656      (12,210)      116,688      18,241       98,447
   High Income Portfolio                                  546,899     500,209       46,690     1,032,636     577,172      455,464
   International Core Equity Portfolio                    168,739     140,359       28,380       275,115      89,260      185,855
   Global Growth Portfolio                                 37,969      35,803        2,166        44,820      18,240       26,580
   Mid Cap Growth Portfolio                                85,538      75,105       10,433       124,044      36,458       87,586
   Science and Technology Portfolio                       120,058     127,641       (7,583)      234,629     130,284      104,345
   Small Cap Growth Portfolio                             119,796     205,830      (86,034)      226,101      25,585      200,516
   Small Cap Value Portfolio                              198,415     154,700       43,715       320,266     155,642      164,624
Lazard Retirement Series, Inc.
   International Equity Portfolio                           8,167       1,599        6,568        11,340       1,166       10,174
   Global Dynamic Multi Asset Portfolio                    80,601      63,187       17,414       141,781      55,167       86,614
Legg Mason Partners Variable Equity Trust
   Western Asset Variable Global High Yield
     Bond Portfolio                                        13,885      17,220       (3,335)        8,659       8,116          543
   ClearBridge Variable Mid Cap Portfolio                 138,202      56,531       81,671        98,483      50,209       48,274
   ClearBridge Variable Dividend Strategy Portfolio       290,735      79,691      211,044       142,201      33,485      108,716
   ClearBridge Variable Small Cap Growth Portfolio         34,338      21,491       12,847        56,169      21,912       34,257
   ClearBridge Variable Aggressive Growth Portfolio        64,444      13,389       51,055        13,155       3,760        9,395
   Western Asset Variable Core Bond Plus Portfolio      1,734,844     476,041    1,258,803       699,641      76,956      622,685
QS Legg Mason Partners Variable Income Trust
   Dynamic Multi Strategy Portfolio                        13,719      16,447       (2,728)       29,044       8,357       20,687
Pioneer Variable Contracts Trust
   Fund Portfolio                                          26,790      23,503        3,287        15,943       6,075        9,868
   Bond Portfolio                                       1,079,177     777,689      301,488     2,433,054     751,244    1,681,810
   Strategic Income Portfolio                             466,050     409,271       56,779       614,222     287,759      326,463
   Equity Income Portfolio                                157,943      70,313       87,630       117,036      27,187       89,849
   High Yield Portfolio                                   220,301     210,940        9,361       504,075     492,879       11,196
Prudential Series Funds
   Jennison 20/20 Focus Portfolio                           8,970       1,951        7,019         3,393       3,430          (37)
   Natural Resources Portfolio                            117,235      71,940       45,295       106,616      77,326       29,290
   SP Prudential US Emerging Growth Portfolio               7,321      12,641       (5,320)       26,078      27,448       (1,370)
Royce Capital Fund
   Micro-Cap Portfolio                                     12,644      13,840       (1,196)       14,710       7,022        7,688
   Small Cap Portfolio                                    246,787     190,261       56,526       463,206     197,549      265,657
Alps
   Alerian Energy Infrastructure Portfolio                129,678      56,507       73,171       137,815      38,709       99,106
   Red Rocks Listed Private Equity Portfolio               32,023      18,612       13,411        20,107       2,451       17,656
American Funds IS
   Asset Allocation Fund                                1,221,934     272,534      949,400       838,676      94,394      744,282
   Blue Chip Income and Growth Fund                       910,943     283,882      627,061       603,451     240,568      362,883
   Ultra-Short Bond Fund                                3,159,278   3,442,291     (283,013)    5,001,158   4,103,999      897,159
   Capital Income Builder Fund                            442,979     136,377      306,602       479,453      39,602      439,851
   Global Growth Fund                                     186,388     141,709       44,679       232,427      39,647      192,780
   Global Growth and Income Fund                          270,252     114,855      155,397       293,016      56,421      236,595
   Global Small Capitalization Fund                        55,687     143,126      (87,439)      233,544      15,358      218,186
   Growth Fund                                            346,951     147,121      199,830       394,360      74,829      319,531
   Growth-Income Fund                                     573,819     130,557      443,262       453,644      88,391      365,253
   International Fund                                     103,170      41,201       61,969       162,829      16,939      145,890
   International Growth and Income Fund                   108,773      31,200       77,573       157,037      20,952      136,085
   New World Fund                                         726,483     403,064      323,419     1,166,122     347,713      818,409
   U.S. Government/AAA-Rated Securities Fund              631,680     386,591      245,089       699,641     217,271      482,370
Oppenheimer VA Service  Class
   Core Bond Fund                                         207,277     149,748       57,529       138,179      40,730       97,449
   Discovery Mid Cap Growth Fund                           47,716      65,562      (17,846)       95,230      10,770       84,460
   Global Multi-Alternatives Fund                          20,813      13,145        7,668        23,838      16,361        7,477
   Global Fund                                             60,367      58,577        1,790       133,050      38,577       94,473
   International Growth Fund                               72,401      70,969        1,432       115,377      12,942      102,435
   Main Street Fund                                       133,434      42,707       90,727        93,859      12,189       81,670
   Main Street Small Cap Fund                             147,316      83,253       64,063       162,451      79,366       83,085
Transparent Value VI
   Directional Allocation Portfolio                           111      17,707      (17,596)        8,626       3,687        4,939
T. Rowe Price
   Blue Chip Growth Portfolio                             567,639     214,072      353,567       217,790      15,332      202,458
   Health Sciences Portfolio                              333,570     145,520      188,050       211,002      18,143      192,859
                                                       ----------- ----------- ------------   ----------- ----------- ------------
                                                       74,060,511  68,046,321    6,014,190    99,482,097  76,110,972   23,371,125
                                                       ----------- ----------- ------------   ----------- ----------- ------------

5.      Financial Highlights

        The Company sells a number of variable annuity insurance products which have unique combinations of features and fees that are charged against the contract owner's account balance.  Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

        The following table was developed by determining which products offered by the Company have the lowest and highest total return.  Only product designs within each portfolio that had units outstanding during the respective periods were considered when determining the lowest and highest total return.  The summary may not reflect the minimum and maximum contract charges offered by the Company as contract owners may not have selected all available and applicable contract options.

                                                   December 31                               Year Ended December 31
                                        --------------------------------------  -----------------------------------------------
                                                   Unit Fair Value               Investment   Expense Ratio    Total Return
                                                     Lowest to                     Income      Lowest to        Lowest to
                                          Units       Highest     Net Assets       Ratio*      Highest**        Highest***
                                        ---------- -------------- ------------  ------------- ------------- -------------------
Net assets represented by
   Fidelity Variable Insurance Products
    Government Money Market Portfolio
        2016                              537,525 $8.17 to 13.49   $5,702,461          0.10%  0.95% to 1.55% -2.81% to -0.74%
        2015                            2,818,110  8.38 to 13.65  $29,276,802          0.02%  0.95% to 1.55% -2.98% to -0.92%
        2014                            2,912,098  8.61 to 13.84  $30,551,430          0.01%  0.95% to 1.55% -2.99% to -0.94%
        2013                            1,011,266  8.85 to 14.04  $11,068,813          0.04%  0.95% to 1.55% -2.98% to -0.92%
        2012                            1,191,130  9.03 to 14.23  $13,116,345          0.15%  0.95% to 1.55% -2.89% to -0.82%

    High Income Portfolio
        2016                              971,321  11.88 to 24.42 $18,861,790          8.45%  0.95% to 1.55% 11.69% to 13.09%
        2015                              253,695  10.55 to 21.60  $3,856,122          8.01%  0.95% to 1.55% -5.96% to -4.77%
        2014                              263,730  11.12 to 22.73  $4,679,756          1.62%  0.95% to 1.55% -1.83% to -0.05%
                                                                                                             -3.52% to -3.52%  ****
        2013                            1,418,842  11.17 to 22.79 $29,817,060          5.41%  0.95% to 1.55%  2.83% to 4.70%
        2012                            1,685,009  10.71 to 21.82 $33,650,781          5.51%  0.95% to 1.55% 10.86% to 12.89%

    Equity-Income Portfolio
        2016                              376,454  13.68 to 47.70  $9,774,609          2.14%  0.95% to 1.55% 14.00% to 16.60%
        2015                              406,444  12.00 to 40.99  $9,173,777          2.88%  0.95% to 1.55% -7.25% to -5.14%
        2014                              480,688  12.94 to 43.29 $11,495,235          2.57%  0.95% to 1.55%  5.06% to 7.45%
        2013                              576,549  12.31 to 40.39 $12,842,893          2.32%  0.95% to 1.55% 23.74% to 26.62%
        2012                              678,410  9.95 to 31.96  $11,860,422          2.77%  0.95% to 1.55% 13.29% to 15.94%

    Growth Portfolio
        2016                              186,071  15.86 to 42.93  $6,313,943          0.03%  0.95% to 1.55% -1.88% to -0.40%
        2015                              233,326  16.10 to 43.19  $7,879,022          0.22%  0.95% to 1.55%  4.58% to 5.89%
        2014                              211,892  15.37 to 40.87  $7,232,346          0.15%  0.95% to 1.55%  8.76% to 9.96%
        2013                              249,535  14.13 to 37.24  $7,700,899          0.25%  0.95% to 1.55% 32.71% to 34.72%
        2012                              274,927  10.61 to 27.70  $6,405,705          0.57%  0.95% to 1.55% 11.62% to 13.32%

    Overseas Portfolio
        2016                              449,447  10.08 to 22.07  $7,167,103          1.20%  0.95% to 1.55% -8.25% to -6.16%
        2015                              586,199  10.97 to 23.58  $9,718,029          1.26%  0.95% to 1.55%  0.04% to 2.32%
        2014                              525,658  10.95 to 23.08  $9,123,654          1.09%  0.95% to 1.55%-11.19% to -9.16%
                                                                                                             -7.13% to -7.13%  ****
        2013                              566,456  12.31 to 25.46 $11,147,570          1.04%  0.95% to 1.55% 26.01% to 28.94%
        2012                              722,426  9.75 to 19.80  $11,041,091          1.73%  0.95% to 1.55% 16.51% to 19.23%

    Mid Cap Portfolio
        2016                              701,998  15.14 to 36.53 $13,075,933          0.33%  0.95% to 1.55% 8.24% to 10.87%
        2015                              715,309  13.71 to 32.95 $12,461,198          0.33%  0.95% to 1.55% -4.87% to -2.56%
        2014                              540,139  14.13 to 33.82 $10,815,973          0.08%  0.95% to 1.55%  2.54% to 5.03%
                                                                                                              1.55% to 1.55%   ****
        2013                              381,205  13.50 to 32.23  $8,974,851          0.37%  0.95% to 1.55% 31.40% to 34.59%
        2012                              288,435  10.07 to 24.19  $6,194,665          0.48%  0.95% to 1.55% 10.77% to 13.47%

    Asset Manager Portfolio
        2016                               50,399  14.59 to 28.92  $1,103,446          1.30%  0.95% to 1.55%  0.50% to 1.87%
        2015                               57,980  14.52 to 28.46  $1,274,831          1.45%  0.95% to 1.55% -2.33% to -1.00%
        2014                               66,136  14.87 to 28.82  $1,484,579          1.37%  0.95% to 1.55%  3.14% to 4.54%
        2013                               73,376  14.41 to 27.62  $1,603,761          1.52%  0.95% to 1.55% 12.72% to 14.25%
        2012                               70,187  12.79 to 24.21  $1,422,094          1.43%  0.95% to 1.55% 9.67% to 11.17%

    Investment Grade Bond Portfolio
        2016                              265,273  11.35 to 24.02  $4,645,035          2.13%  0.95% to 1.55%  1.49% to 3.49%
        2015                              338,163  11.18 to 23.26  $5,663,083          2.31%  0.95% to 1.55% -3.68% to -1.79%
        2014                              404,485  11.61 to 23.73  $6,989,441          2.05%  0.95% to 1.55%  2.60% to 4.62%
        2013                              406,519  11.31 to 22.74  $6,953,868          2.17%  0.95% to 1.55% -4.87% to -2.99%
        2012                              447,023  11.89 to 23.48  $7,919,151          2.18%  0.95% to 1.55%  2.57% to 4.60%

    Index 500 Portfolio
        2016                              708,709  15.59 to 53.34 $18,936,510          1.30%  0.95% to 1.55% 7.91% to 10.53%
        2015                              826,103  14.45 to 48.36 $20,067,396          1.81%  0.95% to 1.55% -2.25% to 0.13%
        2014                              944,828  14.78 to 48.40 $22,728,913          1.43%  0.95% to 1.55% 9.56% to 12.22%
        2013                            1,114,479  13.49 to 43.22 $23,722,320          1.70%  0.95% to 1.55% 27.57% to 30.66%
        2012                            1,283,796  10.58 to 33.15 $20,822,020          1.95%  0.95% to 1.55% 11.80% to 14.53%

    Contrafund Portfolio
        2016                            1,005,538  15.56 to 60.14 $23,032,917          0.64%  0.95% to 1.55%  5.12% to 6.71%
        2015                            1,038,316  14.64 to 56.48 $23,356,511          0.89%  0.95% to 1.55% -2.01% to -0.53%
        2014                              902,945  14.78 to 56.90 $23,914,931          0.82%  0.95% to 1.55% 8.95% to 10.60%
                                                                                                              4.14% to 4.14%   ****
        2013                              788,581  13.41 to 51.55 $22,000,796          0.96%  0.95% to 1.55% 27.47% to 29.72%
        2012                              689,398  10.38 to 39.82 $17,309,661          1.24%  0.95% to 1.55% 13.03% to 15.04%

    Asset Manager: Growth Portfolio
        2016                               26,923  14.28 to 29.32    $678,289          1.25%  0.95% to 1.55% -0.15% to 1.21%
        2015                               31,374  13.92 to 29.02    $789,778          1.17%  0.95% to 1.55% -2.45% to -1.13%
        2014                               33,415  14.67 to 29.41    $845,115          1.01%  0.95% to 1.55%  3.15% to 4.56%
        2013                               34,682  14.22 to 28.17    $873,314          0.91%  0.95% to 1.55% 19.31% to 20.93%
        2012                               41,431  11.92 to 23.34    $886,800          1.32%  0.95% to 1.55% 12.48% to 14.02%

    Balanced Portfolio
        2016                              150,941  17.18 to 25.29  $3,218,268          1.22%  0.95% to 1.55%  4.55% to 5.97%
        2015                              155,396  16.11 to 23.91  $3,158,310          1.30%  0.95% to 1.55% -1.92% to -0.59%
        2014                              191,239  16.37 to 24.11  $3,912,525          1.30%  0.95% to 1.55%  7.52% to 8.98%
        2013                              216,749  15.18 to 22.18  $4,094,705          1.48%  0.95% to 1.55% 16.57% to 18.16%
        2012                              202,075  12.98 to 18.80  $3,239,466          1.51%  0.95% to 1.55% 12.08% to 13.73%

    Growth & Income Portfolio
        2016                               65,708  15.22 to 30.15  $1,752,760          1.55%  0.95% to 1.55% 11.99% to 14.71%
        2015                               73,080  13.59 to 26.34  $1,726,286          1.71%  0.95% to 1.55% -5.75% to -3.46%
        2014                              109,256  14.42 to 27.33  $2,670,633          1.69%  0.95% to 1.55%  6.60% to 9.19%
        2013                              114,626  13.53 to 25.09  $2,585,024          1.85%  0.95% to 1.55% 28.86% to 31.99%
        2012                              115,058  10.50 to 19.05  $1,988,408          1.69%  0.95% to 1.55% 14.33% to 17.12%

    Growth Opportunities Portfolio
        2016                               76,426  17.75 to 22.85  $1,642,818          0.23%  0.95% to 1.55% -1.92% to -0.88%
        2015                              106,408  18.09 to 23.29  $2,305,328          0.13%  0.95% to 1.55%  3.26% to 4.35%
        2014                              120,214  16.92 to 22.54  $2,493,565          0.14%  0.95% to 1.55% 9.24% to 10.89%
        2013                              136,127  14.71 to 20.53  $2,540,928          0.21%  0.95% to 1.55% 33.61% to 36.24%
        2012                              162,147  11.01 to 15.22  $2,241,613          0.35%  0.95% to 1.55% 15.90% to 18.19%

    Value Strategies Portfolio
        2016                              228,649  15.28 to 20.55  $3,697,663          0.96%  0.95% to 1.55%  6.63% to 8.24%
        2015                              195,397  14.17 to 18.99  $2,973,806          1.02%  0.95% to 1.55% -5.53% to -4.11%
        2014                              128,781  14.84 to 19.80  $2,136,806          0.73%  0.95% to 1.55%  3.94% to 5.51%
                                                                                                              0.24% to 0.24%   ****
        2013                              152,155  14.12 to 18.77  $2,558,044          0.87%  0.95% to 1.55% 27.04% to 28.95%
        2012                               77,802  10.99 to 14.55  $1,063,222          0.42%  0.95% to 1.55% 23.97% to 25.86%

    Strategic Income Portfolio
        2016                              534,063  10.94 to 10.99  $5,845,982          3.73%  1.00% to 1.50%  6.57% to 6.78%
        2015                              440,586  10.27 to 10.30  $4,524,047          3.07%  1.00% to 1.50% -3.25% to -3.06%
        2014                              315,943  10.61 to 10.62  $3,352,705          3.79%  1.00% to 1.50%  1.99% to 1.99%
                                                                                                             -2.13% to -2.13%  ****
        2013                              169,277  10.40 to 10.40  $1,761,263          6.24%  1.00% to 1.50% -1.31% to -1.31%
        2012                               36,771  10.54 to 10.54    $387,650          6.32%  1.00% to 1.50%       n/a

    Emerging Markets Portfolio
        2016                              147,226  9.16 to 9.20    $1,349,736          0.14%  1.00% to 1.50%  1.57% to 1.77%
        2015                               98,885  9.02 to 9.04      $891,908          0.39%  1.00% to 1.50%-11.51% to -11.33%
        2014                               56,169  10.19 to 10.20    $572,334          0.18%  1.00% to 1.50% -0.23% to -0.23%
                                                                                                             -7.08% to -7.08%  ****
        2013                               26,070  10.21 to 10.21    $266,234          1.16%  1.00% to 1.50%  2.31% to 2.31%
        2012                                  605  9.98 to 9.98        $6,039          1.62%  1.00% to 1.50%       n/a

    Real Estate Portfolio
        2016                              968,831  14.99 to 15.07 $14,545,145          1.27%  1.00% to 1.50%  4.05% to 4.26%
        2015                            1,011,644  14.41 to 14.45 $14,586,782          2.02%  1.00% to 1.50%  2.10% to 2.31%
        2014                              695,830  14.11 to 14.12  $9,820,565          2.07%  1.00% to 1.50% 28.06% to 28.06%
                                                                                                              7.82% to 7.82%   ****
        2013                              313,128  11.02 to 11.02  $3,450,879          2.74%  1.00% to 1.50%  0.25% to 0.25%
        2012                               35,950  10.99 to 10.99    $395,205          1.95%  1.00% to 1.50%       n/a

    Funds Manager 50% Portfolio
        2016                              202,694  11.91 to 11.97  $2,420,472          1.20%  1.00% to 1.50%  2.68% to 2.89%
        2015                              173,095  11.60 to 11.63  $2,010,923          1.35%  1.00% to 1.50% -1.36% to -1.16%
        2014                               78,871  11.76 to 11.77    $927,407          1.50%  1.00% to 1.50%  3.54% to 3.54%
                                                                                                              0.59% to 0.59%   ****
        2013                               25,977  11.36 to 11.36    $294,996          1.47%  1.00% to 1.50% 13.12% to 13.12%
        2012                                2,553  10.04 to 10.04     $25,624          2.18%  1.00% to 1.50%       n/a

    Funds Manager 70% Portfolio
        2016                              128,472  12.82 to 12.89  $1,652,282          1.07%  1.00% to 1.50%  3.45% to 3.66%
        2015                              108,212  12.40 to 12.43  $1,343,802          1.49%  1.00% to 1.50% -1.06% to -0.86%
        2014                               11,874  12.53 to 12.54    $148,773          1.70%  1.00% to 1.50%  3.69% to 3.69%
                                                                                                              0.32% to 0.32%   ****
        2013                                2,207  12.08 to 12.08     $26,668          1.77%  1.00% to 1.50% 19.91% to 19.91%
        2012                                    -        -                 $0          0.00%  1.00% to 1.50%       n/a

    Funds Manager 85% Portfolio
        2016                               44,169  13.53 to 13.59    $599,483          0.87%  1.00% to 1.50%  4.06% to 4.27%
        2015                               37,296  13.00 to 13.04    $485,702          1.86%  1.00% to 1.50% -1.00% to -0.80%
        2014                               15,956  13.13 to 13.14    $209,559          1.79%  1.00% to 1.50%  3.67% to 3.67%
                                                                                                              0.31% to 0.31%   ****
        2013                                8,867  12.67 to 12.67    $112,333          0.63%  1.00% to 1.50% 25.83% to 25.83%
        2012                                    -        -                 $0          0.00%  1.00% to 1.50%       n/a

    Government Money Market Portfolio Service Class 2
        2016                              237,859  9.37 to 9.37    $2,229,175          0.01%  1.00% to 1.50% -1.33% to -1.33%
        2015                              322,513  9.50 to 9.52    $3,063,196          0.01%  1.00% to 1.50% -1.33% to -1.13%
        2014                              535,820  9.63 to 9.63    $5,157,829          0.01%  1.00% to 1.50% -1.33% to -1.33%
                                                                                                             -0.48% to -0.48%  ****
        2013                              906,415  9.76 to 9.76    $8,842,912          0.01%  1.00% to 1.50% -1.33% to -1.33%
        2012                              114,301  9.89 to 9.89    $1,130,154          0.01%  1.00% to 1.50%       n/a

   American Century Variable
    Portfolios, Inc.
    Balanced Fund
        2016                               96,579  14.86 to 24.29  $1,890,953          1.45%  0.95% to 1.55%  4.09% to 5.98%
        2015                              133,440  14.63 to 23.03  $2,463,604          1.47%  0.95% to 1.55% -5.22% to -3.49%
        2014                              166,079  14.97 to 23.97  $3,221,109          1.34%  0.95% to 1.55%  6.87% to 8.82%
        2013                              155,855  14.23 to 22.13  $2,783,786          1.54%  0.95% to 1.55% 14.24% to 16.32%
        2012                              149,169  12.36 to 19.11  $2,304,320          2.11%  0.95% to 1.55% 9.25% to 10.74%

    Capital Appreciation Fund
        2016                               54,467  24.98 to 36.54  $1,724,354          0.00%  0.95% to 1.55%  0.73% to 2.25%
        2015                               74,507  24.78 to 35.90  $2,298,489          0.00%  0.95% to 1.55% -0.29% to 0.97%
        2014                               81,775  24.71 to 35.72  $2,528,765          0.00%  0.95% to 1.55%  5.79% to 7.12%
        2013                              101,212  20.33 to 33.50  $2,908,704          0.00%  0.95% to 1.55% 27.18% to 29.68%
        2012                              111,317  15.99 to 25.95  $2,483,522          0.00%  0.95% to 1.55% 12.67% to 14.90%

    International Fund
        2016                              196,227  8.43 to 18.08   $3,120,591          0.93%  0.85% to 1.55% -8.94% to -6.45%
        2015                              249,534  9.26 to 19.46   $4,241,752          0.29%  0.85% to 1.55% -3.10% to -0.44%
        2014                              292,357  9.56 to 19.68   $5,115,572          1.66%  0.85% to 1.55% -9.04% to -6.55%
        2013                              362,811  10.51 to 21.21  $6,781,497          1.61%  0.85% to 1.55% 18.05% to 21.10%
        2012                              506,755  8.82 to 17.64   $7,834,931          0.72%  0.85% to 1.55% 16.47% to 19.86%

    Value Fund
        2016                            2,383,218  15.67 to 39.32 $41,913,966          1.55%  0.95% to 1.55% 16.49% to 19.14%
        2015                            1,990,436  13.45 to 33.10 $30,066,969          2.11%  0.95% to 1.55% -7.05% to -4.93%
        2014                            1,226,310  14.47 to 34.92 $21,477,646          1.40%  0.95% to 1.55% 9.34% to 11.83%
                                                                                                              3.29% to 3.29%   ****
        2013                              701,555  13.01 to 31.32 $13,095,527          1.50%  0.95% to 1.55% 27.28% to 30.24%
        2012                              605,544  10.03 to 24.12  $9,777,528          1.83%  0.95% to 1.55% 10.90% to 13.49%

    Income & Growth Fund
        2016                               94,538  12.51 to 23.14  $1,762,167          2.66%  0.85% to 1.55% 9.14% to 12.13%
        2015                               71,791  11.52 to 20.78  $1,219,374          1.64%  0.85% to 1.55% -9.32% to -6.84%
        2014                              180,685  12.65 to 22.46  $3,171,821          1.51%  0.85% to 1.55% 8.31% to 11.27%
        2013                              195,321  11.73 to 20.33  $3,216,226          1.85%  0.85% to 1.55% 30.89% to 34.20%
        2012                              107,633  8.89 to 15.25   $1,358,597          2.04%  0.85% to 1.55% 10.17% to 13.37%

    Inflation Protection Fund
        2016                              558,254  9.15 to 13.30   $6,660,454          1.83%  0.95% to 1.55%  1.25% to 3.40%
        2015                              672,970  8.89 to 12.86   $7,876,119          1.93%  0.95% to 1.55% -5.40% to -3.39%
        2014                              671,024  9.24 to 13.31   $8,285,007          1.37%  0.95% to 1.55%  0.20% to 2.32%
                                                                                                             -2.52% to -2.52%  ****
        2013                              670,335  9.06 to 13.01   $8,238,451          1.75%  0.95% to 1.55%-11.23% to -9.34%
        2012                              727,601  10.04 to 14.35 $10,034,845          2.34%  0.95% to 1.55%  4.14% to 6.37%

    Large Company Value Fund
        2016                               69,646  11.92 to 17.72  $1,068,958          1.82%  0.85% to 1.55% 11.07% to 13.94%
        2015                               65,493  11.02 to 15.55    $885,252          1.20%  0.85% to 1.55% -7.35% to -4.96%
        2014                              108,647  11.89 to 16.36  $1,581,226          1.28%  0.85% to 1.55% 8.89% to 11.71%
        2013                              109,054  10.71 to 14.65  $1,443,283          2.23%  0.85% to 1.55% 26.28% to 29.80%
        2012                               77,262  8.48 to 11.28     $791,069          0.99%  0.85% to 1.55% 12.12% to 15.27%

    Mid Cap Value Fund
        2016                              907,794  17.78 to 28.03 $16,892,336          1.53%  0.85% to 1.55% 18.50% to 21.56%
        2015                              614,195  14.69 to 23.06  $9,465,461          1.41%  0.85% to 1.55% -4.97% to -2.51%
        2014                              494,886  15.12 to 23.66  $8,232,560          0.98%  0.85% to 1.55% 12.41% to 15.14%
                                                                                                              5.78% to 5.78%   ****
        2013                              193,232  13.19 to 20.54  $2,979,762          0.90%  0.85% to 1.55% 25.62% to 28.67%
        2012                               67,148  10.29 to 15.97    $965,155          1.78%  0.85% to 1.55% 12.38% to 15.12%

    Ultra Fund
        2016                               62,392  14.43 to 18.41    $987,916          0.17%  0.85% to 1.55%  0.97% to 3.37%
        2015                               74,784  14.21 to 17.81  $1,165,001          0.48%  0.85% to 1.55%  2.61% to 5.05%
        2014                              176,455  13.00 to 16.95  $2,511,586          0.09%  0.85% to 1.55%  5.84% to 8.79%
                                                                                                              4.44% to 4.44%   ****
        2013                              111,896  12.55 to 15.58  $1,611,682          0.16%  0.85% to 1.55% 31.95% to 35.63%
        2012                               25,946  9.48 to 11.49     $276,642          0.00%  0.85% to 1.55% 9.63% to 12.70%

   MFS Variable Insurance Trust
    Research Series
        2016                               19,722  18.22 to 25.25    $440,413          0.78%  0.95% to 1.40%  6.66% to 7.46%
        2015                               23,738  17.33 to 21.44    $496,555          0.65%  0.95% to 1.40% -1.46% to -0.42%
        2014                               28,163  17.58 to 21.53    $592,046          0.74%  0.95% to 1.40%  8.08% to 8.90%
        2013                               32,843  17.34 to 19.77    $635,309          0.31%  0.95% to 1.40% 29.32% to 30.75%
        2012                               36,846  13.41 to 15.12    $547,633          0.77%  0.95% to 1.40% 14.52% to 15.79%

    Growth Series
        2016                               52,572  20.13 to 28.35  $1,263,117          0.03%  0.95% to 1.40% -0.04% to 1.21%
        2015                               96,933  20.11 to 28.29  $2,264,942          0.10%  0.95% to 1.40%  5.12% to 6.29%
        2014                               59,572  19.13 to 26.89  $1,345,663          0.06%  0.95% to 1.40%  6.48% to 7.66%
        2013                              111,848  17.33 to 25.23  $2,293,636          0.15%  0.95% to 1.40% 32.86% to 35.20%
        2012                               77,258  13.05 to 18.85  $1,204,840          0.00%  0.95% to 1.40% 13.94% to 15.96%

    Investors Trust Series
        2016                               12,410  18.36 to 21.63    $251,318          0.82%  0.95% to 1.40%  6.12% to 7.29%
        2015                               14,781  17.30 to 20.16    $281,200          0.23%  0.95% to 1.40% -2.07% to -0.99%
        2014                              100,640  17.15 to 21.83  $1,924,122          0.26%  0.95% to 1.40%  8.46% to 9.66%
        2013                               20,626  16.29 to 18.57    $362,046          1.07%  0.95% to 1.40% 29.52% to 30.49%
        2012                               20,246  13.11 to 14.23    $272,787          0.81%  0.95% to 1.40% 16.82% to 17.70%

    New Discovery Series
        2016                              120,575  13.48 to 39.62  $2,351,074          0.00%  0.95% to 1.40%  6.59% to 7.77%
        2015                              136,973  12.56 to 36.85  $2,635,534          0.00%  0.95% to 1.40% -4.37% to -3.07%
        2014                              122,995  13.01 to 38.09  $3,002,645          0.00%  0.95% to 1.40% -9.60% to -8.37%
                                                                                                              0.97% to 0.97%   ****
        2013                              103,838  18.80 to 41.65  $3,326,152          0.00%  0.95% to 1.40% 37.80% to 39.88%
        2012                              124,655  13.47 to 29.85  $2,775,785          0.00%  0.95% to 1.40% 17.96% to 19.75%

    Corporate Bond Portfolio
        2016                              240,658  10.60 to 10.65  $2,554,034          5.84%  1.00% to 1.50%  4.56% to 4.77%
        2015                              133,488  10.14 to 10.17  $1,354,045          4.25%  1.00% to 1.50% -1.92% to -1.72%
        2014                               88,466  10.34 to 10.34    $914,440          2.80%  1.00% to 1.50%  4.18% to 4.18%
                                                                                                              0.52% to 0.52%   ****
        2013                               24,507  9.92 to 9.92      $243,125         15.93%  1.00% to 1.50% -1.84% to -1.84%
        2012                                  971  10.11 to 10.11      $9,815          0.00%  1.00% to 1.50%       n/a

    Emerging Markets Equity Portfolio
        2016                               46,908  8.29 to 8.33      $389,170          0.49%  1.00% to 1.50%  7.58% to 7.80%
        2015                               45,005  7.71 to 7.73      $347,059          0.87%  1.00% to 1.50%-14.25% to -14.08%
        2014                               23,690  8.99 to 8.99      $212,897          0.67%  1.00% to 1.50% -8.23% to -8.23%
                                                                                                            -12.98% to -12.98% ****
        2013                               27,667  9.79 to 9.79      $270,944          0.66%  1.00% to 1.50% -6.67% to -6.67%
        2012                                    -        -                 $0          0.00%  1.00% to 1.50%       n/a

    Technology Portfolio
        2016                              108,325  16.46 to 16.54  $1,785,849          0.00%  1.00% to 1.50%  6.93% to 7.15%
        2015                              112,897  15.39 to 15.44  $1,739,450          0.00%  1.00% to 1.50%  9.05% to 9.27%
        2014                               10,187  14.12 to 14.13    $143,829          0.77%  1.00% to 1.50%  8.92% to 8.92%
                                                                                                              3.85% to 3.85%   ****
        2013                                2,323  12.96 to 12.96     $30,113          0.00%  1.00% to 1.50% 32.92% to 32.92%
        2012                                  156  9.75 to 9.75        $1,519          0.00%  1.00% to 1.50%       n/a

    Global Tactical Allocation Portfolio
        2016                               84,702  11.55 to 11.61    $979,859          0.00%  1.00% to 1.50%  4.56% to 4.77%
        2015                               81,190  11.05 to 11.08    $897,253          6.24%  1.00% to 1.50% -3.80% to -3.61%
        2014                               55,610  11.48 to 11.49    $638,493          2.49%  1.00% to 1.50%  2.85% to 2.85%
                                                                                                             -1.02% to -1.02%  ****
        2013                               43,014  11.16 to 11.16    $480,178          3.21%  1.00% to 1.50%  7.09% to 7.09%
        2012                               13,751  10.42 to 10.42    $143,346          0.00%  1.00% to 1.50%       n/a

    International Value Portfolio
        2016                              443,000  14.52 to 14.59  $6,438,766          1.23%  1.00% to 1.50%  2.45% to 2.65%
        2015                              351,748  14.17 to 14.21  $4,987,534          2.13%  1.00% to 1.50%  4.89% to 5.10%
        2014                              143,195  13.51 to 13.52  $1,934,426          2.14%  1.00% to 1.50% -0.22% to -0.22%
                                                                                                             -3.73% to -3.73%  ****
        2013                              101,632  13.54 to 13.54  $1,375,984          1.16%  1.00% to 1.50% 25.92% to 25.92%
        2012                                8,008  10.75 to 10.75     $86,105          1.97%  1.00% to 1.50%       n/a

    Utilities Portfolio
        2013                              143,147  12.76 to 12.76  $1,825,941          3.16%  1.00% to 1.50% 18.68% to 18.68%
        2012                                8,267  10.75 to 10.75     $88,847          2.89%  1.00% to 1.50%       n/a

    Utilities Series Portfolio
        2016                              464,431  13.09 to 13.15  $6,088,629          3.74%  1.00% to 1.50%  9.74% to 9.96%
        2015                              442,207  11.93 to 11.96  $5,279,667          4.19%  1.00% to 1.50%-15.90% to -15.73%
        2014                              293,415  14.18 to 14.19  $4,161,781          3.35%  1.00% to 1.50%  1.16% to 1.24%

    New Discovery Portfolio Service Class
        2013                               36,707  14.25 to 14.25    $523,148          0.00%  1.00% to 1.50% 39.18% to 39.18%
        2012                                  621  10.24 to 10.24      $6,355          0.00%  1.00% to 1.50%       n/a

    Blended Research Core Equity Portfolio
        2016                               47,719  10.27 to 10.30    $490,595          1.34%  1.00% to 1.50%  6.72% to 6.94%
        2015                               28,008  9.62 to 9.63      $269,572          0.00%  1.00% to 1.50% -3.81% to -3.73%

   Lord Abbett Series Fund, Inc.
    Growth and Income Portfolio
        2016                               83,368  17.01 to 26.44  $1,881,106          1.41%  0.95% to 1.40% 14.85% to 16.01%
        2015                               94,622  13.34 to 22.90  $1,863,186          1.07%  0.95% to 1.40% -4.79% to -3.78%
        2014                              122,071  14.01 to 23.91  $2,522,274          0.69%  0.95% to 1.40%  5.52% to 6.63%
        2013                              130,027  13.28 to 22.52  $2,542,561          0.57%  0.95% to 1.40% 33.14% to 34.61%
        2012                              141,536  9.97 to 16.81   $2,061,210          0.91%  0.95% to 1.40% 9.69% to 11.02%

    Mid-Cap Stock Portfolio
        2016                              132,965  14.12 to 39.14  $3,521,556          0.48%  0.95% to 1.40% 12.90% to 15.29%
        2015                              148,920  12.51 to 34.11  $3,482,477          0.52%  0.95% to 1.40% -6.68% to -4.70%
        2014                              186,994  13.40 to 35.95  $4,708,337          0.41%  0.95% to 1.40% 8.18% to 10.47%
        2013                              221,819  12.39 to 32.70  $5,145,566          0.39%  0.95% to 1.40% 26.22% to 29.09%
        2012                              275,535  9.80 to 25.44   $5,048,204          0.61%  0.95% to 1.40% 10.92% to 13.46%

    International Opportunities Portfolio
        2016                              347,117  12.57 to 25.82  $7,840,838          0.87%  0.95% to 1.40% -7.43% to -5.18%
        2015                              432,660  13.54 to 27.50 $10,285,481          0.82%  0.95% to 1.40% 7.44% to 10.05%
        2014                              474,862  12.56 to 25.24 $10,354,674          1.25%  0.95% to 1.40% -8.86% to -6.65%
        2013                              568,922  13.74 to 27.31 $13,293,844          1.78%  0.95% to 1.40% 27.36% to 30.45%
        2012                              691,586  10.76 to 21.15 $12,383,333          2.04%  0.95% to 1.40% 16.40% to 19.24%

    Bond-Debenture Portfolio
        2016                              989,650  12.03 to 12.09 $11,923,220          5.10%  1.00% to 1.50% 10.63% to 10.85%
        2015                              790,315  10.87 to 10.91  $8,601,279          5.78%  1.00% to 1.50% -2.85% to -2.66%
        2014                              334,245  11.19 to 11.20  $3,741,516          6.63%  1.00% to 1.50%  2.95% to 2.95%
                                                                                                             -0.83% to -0.83%  ****
        2013                              105,412  10.87 to 10.87  $1,146,156          8.99%  1.00% to 1.50%  6.72% to 6.72%
        2012                                2,007  10.19 to 10.19     $20,451         10.93%  1.00% to 1.50%       n/a

    Fundamental Equity Portfolio
        2016                               91,478  15.53 to 15.61  $1,423,577          1.18%  1.00% to 1.50% 14.19% to 14.42%
        2015                               90,842  13.60 to 13.64  $1,236,984          1.58%  1.00% to 1.50% -4.74% to -4.55%
        2014                               43,075  14.28 to 14.29    $614,985          0.59%  1.00% to 1.50%  5.70% to 5.70%
                                                                                                              3.14% to 3.14%   ****
        2013                               21,701  13.51 to 13.51    $293,099          0.44%  1.00% to 1.50% 33.94% to 33.94%
        2012                                    -        -                 $0          0.00%  1.00% to 1.50%       n/a

    Developing Growth Portfolio
        2016                               98,595  13.10 to 13.16  $1,293,233          0.00%  1.00% to 1.50% -3.91% to -3.72%
        2015                              135,593  13.63 to 13.67  $1,849,193          0.00%  1.00% to 1.50% -9.44% to -9.26%
        2014                               56,635  15.05 to 15.07    $852,596          0.00%  1.00% to 1.50%  2.32% to 2.32%
                                                                                                              5.06% to 5.06%   ****
        2013                               30,409  14.71 to 14.71    $447,411          0.00%  1.00% to 1.50% 54.58% to 54.58%
        2012                                    -        -                 $0          0.00%  1.00% to 1.50%       n/a

    Short Duration Income Portfolio
        2016                              668,380  10.08 to 10.11  $6,743,618          4.00%  1.00% to 1.50%  2.08% to 2.29%
        2015                              173,325  9.88 to 9.89    $1,710,251          4.73%  1.00% to 1.50% -1.21% to -1.13%

   Alger Fund
    LargeCap Growth Portfolio
        2016                              393,955  11.50 to 21.76  $6,527,385          0.00%  0.95% to 1.40% -3.95% to -1.77%
        2015                              469,789  11.76 to 22.37  $7,837,100          0.00%  0.95% to 1.40% -1.49% to 0.76%
        2014                              526,759  11.73 to 22.43  $8,910,234          0.14%  0.95% to 1.40%  7.49% to 9.94%
        2013                              710,858  10.72 to 20.60 $11,018,234          0.81%  0.95% to 1.40% 30.76% to 33.80%
        2012                              709,303  8.05 to 15.55   $8,247,573          1.20%  0.95% to 1.40%  6.33% to 8.82%

    MidCap Growth Portfolio
        2016                              251,756  12.39 to 22.52  $4,393,261          0.00%  0.95% to 1.40% -2.21% to 0.02%
        2015                              287,634  12.65 to 22.74  $5,042,004          0.00%  0.95% to 1.40% -4.67% to -2.49%
        2014                              387,170  13.25 to 23.56  $6,892,899          0.00%  0.95% to 1.40%  4.61% to 6.99%
        2013                              467,371  12.65 to 22.24  $7,780,452          0.32%  0.95% to 1.40% 31.50% to 34.56%
        2012                              553,885  9.60 to 16.70   $6,877,224          0.00%  0.95% to 1.40% 12.47% to 15.11%

    Capital Appreciation Portfolio
        2016                              143,197  16.18 to 34.20  $3,086,508          0.16%  0.95% to 1.40% -1.93% to -0.45%
        2015                              191,276  16.33 to 34.70  $4,058,885          0.09%  0.95% to 1.40%  3.62% to 5.19%
        2014                              190,134  15.59 to 33.32  $3,724,336          0.07%  0.95% to 1.40% 11.00% to 12.68%
        2013                              336,499  13.90 to 29.87  $6,278,603          0.41%  0.95% to 1.40% 31.59% to 33.91%
        2012                              294,519  10.43 to 22.53  $3,805,780          1.08%  0.95% to 1.40% 14.90% to 17.18%

    SmallCap Growth Portfolio
        2016                               44,028  13.22 to 28.96    $680,183          0.00%  0.85% to 1.45%  3.72% to 5.23%
        2015                               54,382  12.62 to 25.11    $801,221          0.00%  0.85% to 1.45% -5.61% to -4.23%
        2014                               63,954  13.24 to 29.47  $1,014,922          0.00%  0.85% to 1.45% -1.55% to -0.51%
        2013                               85,377  13.37 to 26.36  $1,359,250          0.00%  0.85% to 1.45% 30.04% to 32.99%
        2012                              105,993  10.10 to 19.82  $1,281,543          0.00%  0.85% to 1.45% 8.94% to 11.43%

    Capital Appreciation Portfolio Class S
        2016                            1,757,056  15.87 to 15.95 $27,932,263          0.00%  1.00% to 1.50% -1.12% to -0.93%
        2015                            1,602,209  16.05 to 16.10 $25,742,438          0.00%  1.00% to 1.50%  4.49% to 4.70%
        2014                              891,177  15.36 to 15.38 $13,692,750          0.00%  1.00% to 1.50% 11.92% to 11.92%
                                                                                                              4.54% to 4.54%   ****
        2013                              407,192  13.73 to 13.73  $5,589,602          0.18%  1.00% to 1.50% 32.98% to 32.98%
        2012                               31,066  10.32 to 10.32    $320,684          1.00%  1.00% to 1.50%       n/a

   Calvert Variable Series, Inc.
    Mid Cap Growth Portfolio
        2016                              108,711  14.16 to 24.09  $1,778,568          0.00%  0.95% to 1.40%  4.90% to 6.22%
        2015                              177,267  13.38 to 22.91  $2,679,949          0.00%  0.95% to 1.40% -5.62% to -4.19%
        2014                               65,420  14.03 to 24.15  $1,206,847          0.00%  0.95% to 1.40%  5.47% to 7.07%
                                                                                                              4.60% to 4.60%   ****
        2013                               69,957  13.15 to 22.79  $1,249,055          0.00%  0.95% to 1.40% 26.76% to 28.68%
        2012                               57,034  10.26 to 17.89    $856,895          0.00%  0.95% to 1.40% 13.91% to 15.64%

    Equity Portfolio
        2014                                    -        -                 $0          0.21%  0.95% to 1.40%       n/a
        2013                               72,698  13.30 to 19.40  $1,219,869          0.09%  0.95% to 1.40% 28.39% to 29.81%
        2012                               54,083  10.28 to 14.95    $758,074          0.10%  0.95% to 1.40% 13.19% to 14.95%

    S&P 500 Index Portfolio
        2016                               81,964  15.82 to 23.41  $1,515,372          1.30%  0.95% to 1.40% 9.31% to 10.52%
        2015                               71,076  14.37 to 21.19  $1,251,751          0.19%  0.95% to 1.40% -1.07% to 0.02%
        2014                               63,560  14.43 to 21.18  $1,213,635          3.12%  0.95% to 1.40%  7.98% to 9.17%
                                                                                                              4.76% to 4.76%   ****

   Invesco Variable Insurance Funds
    Technology Fund
        2016                               20,092  14.84 to 22.38    $339,618          0.00%  0.95% to 1.40% -3.16% to -1.69%
        2015                               33,171  15.26 to 23.00    $578,765          0.00%  0.95% to 1.40%  4.23% to 5.81%
        2014                               31,654  14.59 to 21.95    $516,489          0.00%  0.95% to 1.40% 8.36% to 10.00%
        2013                               33,609  12.72 to 20.16    $499,465          0.00%  0.95% to 1.40% 21.81% to 23.96%
        2012                               44,404  10.42 to 16.43    $529,133          0.00%  0.95% to 1.40% 8.30% to 10.22%

    Managed Volatility Fund
        2016                               53,249  19.50 to 28.93  $1,379,034          1.70%  0.95% to 1.40%  7.61% to 9.57%
        2015                               58,770  17.98 to 26.67  $1,394,675          1.33%  0.95% to 1.40% -4.81% to -3.08%
        2014                               77,464  18.55 to 27.79  $1,913,469          3.20%  0.95% to 1.40% 17.30% to 19.43%
        2013                               68,635  15.87 to 23.51  $1,416,087          2.87%  0.95% to 1.40%  7.75% to 9.71%
        2012                               72,267  14.61 to 21.64  $1,338,589          3.14%  0.95% to 1.40%  0.17% to 2.62%

    Diversified Dividend Fund
        2016                               93,420  8.52 to 11.64   $1,020,691          1.46%  0.95% to 1.40% 11.70% to 13.73%
        2015                               64,418  7.88 to 10.24     $621,922          2.28%  0.95% to 1.40% -0.70% to 1.10%
        2014                              166,947  7.88 to 10.13   $1,586,036          6.05%  0.95% to 1.40% 9.77% to 11.76%
        2013                               64,598  7.13 to 9.06      $556,521          2.21%  0.95% to 1.40% 27.48% to 29.80%
        2012                               81,237  5.37 to 6.98      $546,170          1.80%  0.95% to 1.40% 14.79% to 17.60%

    Global Health Care Fund
        2016                               69,202  18.26 to 22.95  $1,465,196          0.00%  0.95% to 1.40%-13.47% to -12.30%
        2015                              108,570  21.10 to 26.44  $2,627,428          0.00%  0.95% to 1.40%  0.67% to 2.19%
        2014                               87,743  21.34 to 26.13  $2,092,394          0.00%  0.95% to 1.40% 16.77% to 18.54%
        2013                               77,501  16.12 to 22.26  $1,561,425          0.68%  0.95% to 1.40% 37.14% to 39.21%
        2012                               72,055  12.89 to 16.15  $1,046,351          0.00%  0.95% to 1.40% 17.96% to 19.75%

    Global Real Estate Fund
        2016                               21,304  9.88 to 12.23     $228,979          3.01%  0.85% to 1.45% -1.73% to 0.25%
        2015                               36,705  10.05 to 12.38    $406,575          2.12%  0.85% to 1.45% -5.17% to -3.11%
        2014                               51,032  10.60 to 12.77    $585,994          1.24%  0.85% to 1.45% 10.36% to 12.75%
        2013                               50,018  9.60 to 11.42     $514,129          3.30%  0.85% to 1.45% -1.09% to 1.01%
        2012                               70,357  9.75 to 11.21     $722,234          0.51%  0.85% to 1.45% 23.61% to 26.06%

    International Growth Fund
        2016                               32,886  9.87 to 12.03     $357,909          1.32%  0.85% to 1.45% -4.02% to -2.22%
        2015                               33,234  10.28 to 12.30    $378,692          1.33%  0.85% to 1.45% -5.87% to -4.11%
        2014                               37,036  10.93 to 12.83    $439,577          1.94%  0.85% to 1.45% -3.26% to -1.45%
        2013                               38,157  11.04 to 13.27    $457,938          0.86%  0.85% to 1.45% 14.41% to 16.89%
        2012                               47,732  9.65 to 11.25     $491,298          0.84%  0.85% to 1.45% 11.05% to 13.64%

    Mid Cap Core Equity Fund
        2016                               30,586  12.23 to 15.06    $427,305          0.00%  0.85% to 1.45% 9.71% to 11.20%
        2015                               15,520  11.88 to 13.74    $199,799          0.11%  0.85% to 1.45% -7.20% to -5.85%
        2014                               12,121  12.81 to 14.52    $166,797          0.00%  0.85% to 1.45%  0.99% to 2.47%
        2013                               22,442  12.30 to 14.17    $296,804          0.87%  0.85% to 1.45% 24.42% to 26.24%
        2012                               17,526  10.11 to 11.14    $185,193          0.00%  0.85% to 1.45%  7.12% to 8.69%

   J.P. Morgan Series Trust II
    Core Bond Portfolio
        2016                              285,934  8.72 to 12.66   $3,395,498          3.66%  0.95% to 1.40% -0.95% to 1.15%
        2015                              325,502  8.81 to 12.52   $3,809,883          3.65%  0.95% to 1.40% -1.92% to 0.16%
        2014                              357,455  8.98 to 12.50   $4,184,593          3.94%  0.95% to 1.40%  1.77% to 3.93%
        2013                              402,648  8.82 to 12.02   $4,514,348          4.69%  0.95% to 1.40% -4.43% to -2.40%
        2012                              457,070  9.23 to 12.32   $5,257,904          4.38%  0.95% to 1.40%  2.15% to 4.33%

    Small Cap Core Portfolio
        2016                              103,406  16.93 to 31.46  $2,639,261          0.43%  0.95% to 1.40% 16.78% to 19.08%
        2015                              144,407  14.50 to 26.69  $3,086,926          0.10%  0.95% to 1.40% -7.99% to -6.18%
        2014                              201,524  15.65 to 28.73  $4,600,600          0.10%  0.95% to 1.40%  6.14% to 8.56%
        2013                              202,751  14.75 to 26.73  $4,297,164          0.80%  0.95% to 1.40% 37.75% to 40.95%
        2012                              187,518  10.70 to 19.16  $2,847,401          0.22%  0.95% to 1.40% 15.88% to 18.59%

   Rydex Variable Trust
    Nova Fund
        2016                               32,874  17.57 to 26.36    $692,932          0.00%  0.95% to 1.40% 12.92% to 14.63%
        2015                               21,989  15.56 to 23.23    $398,785          0.00%  0.95% to 1.40% -3.12% to -1.66%
        2014                               30,233  16.06 to 23.86    $561,653          0.10%  0.95% to 1.40% 15.72% to 17.47%
        2013                               25,658  13.88 to 20.51    $402,657          0.08%  0.95% to 1.40% 45.39% to 47.58%
        2012                               43,741  9.55 to 13.69     $474,062          0.00%  0.95% to 1.40% 19.33% to 21.08%

    NASDAQ-100 Fund
        2016                               22,039  23.92 to 33.09    $627,513          0.00%  0.95% to 1.40%  3.68% to 4.98%
        2015                               44,391  21.08 to 31.84  $1,208,870          0.00%  0.95% to 1.40%  5.62% to 7.22%
        2014                               54,125  19.96 to 29.99  $1,356,794          0.00%  0.95% to 1.40% 14.60% to 16.34%
        2013                               98,960  17.41 to 26.04  $2,128,283          0.00%  0.95% to 1.40% 31.36% to 33.35%
        2012                               39,584  13.25 to 19.72    $652,881          0.00%  0.95% to 1.40% 13.93% to 15.66%

    U.S. Government Money Market Fund
        2016                               23,570  7.87 to 9.74      $220,542          0.00%  0.95% to 1.45% -2.37% to -0.95%
        2015                               56,744  7.69 to 9.83      $542,391          0.00%  0.95% to 1.45% -2.71% to -0.95%
        2014                               68,055  7.90 to 9.93      $647,251          0.00%  0.95% to 1.45% -1.98% to -0.95%
        2013                               35,346  8.22 to 10.02     $324,918          0.00%  0.95% to 1.45% -3.50% to -0.95%
        2012                               80,228  8.52 to 10.12     $752,934          0.00%  0.95% to 1.45% -3.50% to -0.95%

    Inverse S&P 500 Strategy Fund
        2016                               73,955  1.64 to 2.44      $148,204          0.00%  0.95% to 1.40%-13.88% to -12.84%
        2015                               86,072  1.90 to 2.95      $199,322          0.00%  0.95% to 1.40% -6.47% to -5.34%
        2014                               85,097  2.02 to 3.13      $204,943          0.00%  0.95% to 1.40%-16.27% to -15.26%
        2013                              116,167  2.41 to 3.71      $340,299          0.00%  0.95% to 1.40%-28.48% to -27.21%
        2012                              125,811  3.35 to 5.12      $506,354          0.00%  0.95% to 1.40%-19.20% to -17.77%
    Inverse NASDAQ-100 Strategy Fund
        2016                              119,942  0.87 to 1.11      $121,182          0.00%  0.95% to 1.40%-11.23% to -10.34%
        2015                              251,753  0.98 to 1.91      $299,429          0.00%  0.95% to 1.40%-14.55% to -13.70%
        2014                              284,321  1.15 to 2.22      $390,457          0.00%  0.95% to 1.40%-20.20% to -19.40%
        2013                              320,796  1.44 to 2.77      $548,496          0.00%  0.95% to 1.40%-30.42% to -29.72%
        2012                              529,359  2.07 to 3.95    $1,301,890          0.00%  0.95% to 1.40%-20.27% to -19.42%

    Inverse Government Long Bond Strategy Fund
        2016                                9,898  2.71 to 3.23       $28,913          0.00%  0.95% to 1.40% -4.82% to -3.86%
        2015                               16,398  2.85 to 3.21       $51,164          0.00%  0.95% to 1.40% -3.12% to -2.15%
        2014                               11,003  2.94 to 3.28       $35,271          0.00%  0.95% to 1.40%-26.36% to -25.62%
        2013                               51,688  3.90 to 4.56      $217,032          0.00%  0.95% to 1.40% 12.98% to 14.17%
        2012                               37,335  3.51 to 4.03      $140,017          0.00%  0.95% to 1.40% -8.11% to -7.09%

    Government Long Bond 1.2x Strategy
        2016                               20,845  14.13 to 16.92    $336,452          5.09%  0.95% to 1.40% -2.74% to -1.27%
        2015                               15,760  14.53 to 17.13    $261,028          2.40%  0.95% to 1.40% -7.39% to -5.99%
        2014                               17,755  15.69 to 18.22    $306,838          1.47%  0.95% to 1.40% 31.42% to 33.41%
        2013                                8,581  11.94 to 13.66    $113,239          2.75%  0.95% to 1.40%-20.23% to -19.03%
        2012                               36,921  13.52 to 16.87    $592,678          2.27%  0.95% to 1.40%  0.05% to 2.03%

    NASDAQ-100 2x Strategy Fund
        2016                                    -        -                 $0          0.00%  0.85% to 1.45%       n/a
        2015                                  195  34.33 to 34.33      $6,692          0.00%  0.85% to 1.45% 12.75% to 12.75%
        2014                                  195  30.45 to 30.45      $5,940          0.00%  0.85% to 1.45%       n/a
        2013                                  203  21.81 to 21.81      $4,433          0.00%  0.85% to 1.45% 76.39% to 76.39%
        2012                                  203  12.37 to 12.37      $2,515          0.00%  0.85% to 1.45% 31.26% to 31.26%

    S&P 500 2x Strategy Fund
        2012                                1,133  7.14 to 7.14        $8,083          0.00%  0.85% to 1.45% 26.24% to 26.24%

    Inverse Dow 2x Strategy Fund
        2016                                    -        -                 $0          0.00%  0.85% to 1.45%       n/a
        2015                                  424  0.95 to 0.95          $403          0.00%  0.85% to 1.45% -9.54% to -9.54%
        2014                                  425  1.05 to 1.05          $446          0.00%  0.85% to 1.45%       n/a
        2013                                  442  1.31 to 1.31          $582          0.00%  0.85% to 1.45%-45.08% to -24.12%
        2012                                  443  2.39 to 2.39        $1,060          0.00%  0.85% to 1.45%-24.12% to -24.12%

   Rydex Variable Insurance Fund
    Biotechnology Fund
        2016                              314,517  16.13 to 16.21  $5,082,563          0.00%  1.00% to 1.50%-20.74% to -20.58%
        2015                              445,946  20.35 to 20.41  $9,081,414          0.00%  1.00% to 1.50%  7.02% to 7.23%
        2014                              173,310  19.01 to 19.03  $3,295,338          0.00%  1.00% to 1.50% 30.92% to 30.92%
                                                                                                             15.51% to 15.51%  ****
        2013                               40,582  14.52 to 14.52    $589,380          0.00%  1.00% to 1.50% 52.14% to 52.14%
        2012                                  152  9.55 to 9.55        $1,451          0.00%  1.00% to 1.50%       n/a

    S&P 500 Pure Growth Fund
        2016                              125,350  15.84 to 15.92  $1,990,152          0.00%  1.00% to 1.50%  1.20% to 1.40%
        2015                              221,134  15.65 to 15.70  $3,463,621          0.00%  1.00% to 1.50% -0.28% to -0.08%
        2014                              128,892  15.70 to 15.71  $2,023,165          0.00%  1.00% to 1.50% 10.91% to 10.91%
                                                                                                              1.19% to 1.19%   ****
        2013                               32,718  14.15 to 14.15    $463,018          0.00%  1.00% to 1.50% 39.42% to 39.42%
        2012                                   91  10.15 to 10.15        $925          0.00%  1.00% to 1.50%       n/a

    S&P MidCap 400 Pure Growth Fund
        2016                               65,558  13.14 to 13.20    $863,140          0.00%  1.00% to 1.50%  1.32% to 1.52%
        2015                              117,626  12.97 to 13.00  $1,526,220          0.00%  1.00% to 1.50% -0.04% to 0.16%
        2014                               36,676  12.97 to 12.98    $475,850          0.00%  1.00% to 1.50% -2.87% to -2.87%
                                                                                                             -1.32% to -1.32%  ****
        2013                               18,761  13.36 to 13.36    $250,587          0.00%  1.00% to 1.50% 32.25% to 32.25%
        2012                                1,399  10.10 to 10.10     $14,126          0.00%  1.00% to 1.50%       n/a

   Guggenheim Variable Insurance Fund
    Long Short Equity Fund
        2016                               55,939  11.44 to 15.85    $690,817          0.00%  0.95% to 1.50% -1.34% to -0.30%
        2015                               65,326  11.52 to 15.89    $807,249          0.00%  0.95% to 1.50% -0.74% to 0.30%
        2014                               24,817  11.54 to 15.85    $324,361          0.00%  0.95% to 1.50%  0.76% to 1.82%
                                                                                                              4.58% to 4.58%   ****
        2013                               23,566  11.38 to 15.56    $314,281          0.00%  0.95% to 1.50% 15.08% to 16.35%
        2012                               16,054  9.82 to 13.37     $198,446          0.00%  0.95% to 1.50%  2.30% to 3.44%

    Multi-Hedge Strategies Fund
        2016                              340,483  10.22 to 10.27  $3,484,188          0.11%  0.85% to 1.45% -1.82% to -1.62%
        2015                              303,213  10.41 to 10.44  $3,158,140          0.88%  0.85% to 1.45%  0.48% to 0.68%
        2014                              116,842  10.36 to 10.37  $1,210,281          0.00%  0.85% to 1.45%  3.26% to 3.26%
                                                                                                              2.53% to 2.53%   ****
        2013                               36,008  10.03 to 10.03    $361,203          0.00%  0.85% to 1.45%  0.29% to 0.29%
        2012                                6,630  10.00 to 10.00     $66,310          0.81%  0.85% to 1.45%       n/a

    Global Managed Futures Strategies Fund
        2016                               56,508  8.31 to 8.35      $470,218          3.01%  0.85% to 1.45%-15.91% to -15.74%
        2015                               69,270  9.88 to 9.91      $684,912          2.05%  0.85% to 1.45% -2.87% to -2.67%
        2014                               22,032  10.17 to 10.18    $224,160          0.00%  0.85% to 1.45% 10.58% to 10.58%
                                                                                                             10.18% to 10.18%  ****
        2013                               12,698  9.20 to 9.20      $116,825          0.00%  0.85% to 1.45%  1.21% to 1.21%
        2012                                5,609  9.09 to 9.09       $50,991          0.00%  0.85% to 1.45%       n/a

    DWA Sector Rotation Fund
        2012                                2,662  9.78 to 9.78       $26,027          0.00%  0.85% to 1.45%       n/a

    Small Cap Value Fund
        2016                              203,114  15.45 to 15.52  $3,139,446          0.10%  0.85% to 1.45% 24.91% to 25.16%
        2015                              162,442  12.37 to 12.40  $2,009,520          0.00%  0.85% to 1.45% -7.87% to -7.69%
        2014                              139,234  13.42 to 13.43  $1,868,987          0.01%  0.85% to 1.45% -2.70% to -2.70%
                                                                                                             -1.20% to -1.20%  ****
        2013                               86,124  13.80 to 13.80  $1,188,176          0.00%  0.85% to 1.45% 34.96% to 34.96%
        2012                                  600  10.22 to 10.22      $6,132          0.00%  0.85% to 1.45%       n/a

   ProFunds VP
    Access VP High Yield Fund
        2016                               25,847  14.01 to 17.35    $409,262          3.49%  0.85% to 1.45%  5.36% to 7.49%
        2015                               21,653  13.30 to 16.14    $322,199          3.09%  0.85% to 1.45% -3.19% to -1.24%
        2014                               52,715  13.74 to 16.48    $799,500          5.44%  0.85% to 1.45% -1.08% to 1.02%
        2013                               39,328  13.84 to 16.32    $588,669          2.54%  0.85% to 1.45%  6.29% to 8.49%
        2012                               84,227  12.80 to 14.93  $1,160,670          3.58%  0.85% to 1.45% 9.96% to 12.53%

    Asia 30
        2016                                7,741  9.59 to 10.90      $78,213          0.90%  0.85% to 1.45% -2.09% to -0.91%
        2015                               12,639  9.79 to 11.00     $131,290          0.47%  0.85% to 1.45%-11.84% to -10.77%
        2014                               17,340  10.87 to 12.33    $199,553          0.08%  0.85% to 1.45% -4.48% to -3.08%
        2013                               18,418  11.16 to 12.72    $222,757          0.02%  0.85% to 1.45% 11.46% to 13.20%
        2012                               87,941  9.96 to 11.35     $945,771          0.00%  0.85% to 1.45% 11.82% to 13.69%

    Banks
        2016                               21,861  5.21 to 6.24      $125,039          0.10%  0.85% to 1.45% 19.53% to 20.91%
        2015                               32,482  4.51 to 5.42      $163,946          0.70%  0.85% to 1.45% -3.67% to -1.82%
        2014                               48,088  4.68 to 5.52      $242,667          0.07%  0.85% to 1.45%  6.79% to 8.30%
        2013                               32,473  4.38 to 4.94      $149,095          0.59%  0.85% to 1.45% 29.19% to 31.14%
        2012                               58,156  3.41 to 3.88      $214,879          0.00%  0.85% to 1.45% 29.44% to 31.08%

    Basic Materials
        2016                                5,782  10.76 to 12.69     $66,637          0.60%  0.85% to 1.45% 14.87% to 16.67%
        2015                                6,198  9.36 to 10.88      $61,802          3.36%  0.85% to 1.45%-16.55% to -15.25%
        2014                                7,262  11.22 to 12.84     $85,380          0.43%  0.85% to 1.45% -1.42% to 0.12%
        2013                               42,748  11.38 to 12.82    $518,870          0.41%  0.85% to 1.45% 14.82% to 16.61%
        2012                               14,164  9.91 to 11.10     $146,682          0.30%  0.85% to 1.45%  5.16% to 6.81%

    Bear
        2016                               52,976  2.23 to 2.57      $127,038          0.00%  0.85% to 1.45%-15.54% to -14.69%
        2015                               55,001  2.66 to 3.06      $152,545          0.00%  0.85% to 1.45% -7.92% to -6.57%
        2014                               81,717  2.80 to 3.30      $245,978          0.00%  0.85% to 1.45%-17.16% to -15.74%
        2013                               67,746  3.41 to 3.89      $244,825          0.00%  0.85% to 1.45%-28.65% to -27.83%
        2012                               62,853  4.97 to 5.38      $324,201          0.00%  0.85% to 1.45%-18.99% to -18.05%

    Biotechnology
        2016                               19,526  22.20 to 27.93    $491,608          0.00%  0.85% to 1.45%-18.43% to -16.65%
        2015                               40,737  27.22 to 33.51  $1,256,764          0.00%  0.85% to 1.45% -0.30% to 1.86%
        2014                               28,510  27.30 to 32.90    $857,982          0.00%  0.85% to 1.45% 25.21% to 27.92%
        2013                               41,422  21.80 to 25.91    $987,161          0.00%  0.85% to 1.45% 62.63% to 66.24%
        2012                               30,457  13.46 to 15.59    $435,686          0.00%  0.85% to 1.45% 35.98% to 38.05%

    Bull
        2016                               90,174  12.19 to 15.25  $1,228,781          0.00%  0.85% to 1.45%  5.89% to 8.14%
        2015                              115,563  11.45 to 14.10  $1,499,602          0.00%  0.85% to 1.45% -3.93% to -1.84%
        2014                              221,481  11.92 to 14.37  $2,939,445          0.00%  0.85% to 1.45%  7.58% to 9.64%
        2013                              137,159  11.08 to 12.82  $1,668,297          0.00%  0.85% to 1.45% 25.23% to 27.63%
        2012                              173,180  8.85 to 10.28   $1,668,845          0.00%  0.85% to 1.45% 9.90% to 12.41%

    Consumer Goods
        2016                               12,131  15.71 to 19.66    $214,397          1.64%  0.85% to 1.45%  0.08% to 2.21%
        2015                                8,660  15.70 to 19.23    $154,530          0.93%  0.85% to 1.45%  0.68% to 2.46%
        2014                               33,886  15.46 to 18.54    $575,590          0.56%  0.85% to 1.45%  6.44% to 8.42%
        2013                               56,143  14.47 to 16.74    $867,050          1.43%  0.85% to 1.45% 24.16% to 26.35%
        2012                               59,280  11.79 to 13.33    $729,545          1.14%  0.85% to 1.45%  7.14% to 9.15%

    Consumer Services
        2016                               10,305  16.52 to 20.45    $194,430          0.00%  0.85% to 1.45%  0.55% to 2.58%
        2015                               14,786  16.43 to 19.93    $269,712          0.00%  0.85% to 1.45%  1.04% to 3.08%
        2014                                9,299  16.26 to 19.34    $168,724          0.00%  0.85% to 1.45% 8.54% to 10.73%
        2013                               46,377  14.98 to 17.80    $762,722          0.25%  0.85% to 1.45% 34.99% to 37.93%
        2012                               25,206  10.99 to 12.81    $299,586          0.00%  0.85% to 1.45% 17.82% to 20.39%

    Dow 30
        2016                                9,988  12.10 to 14.74    $131,454          0.00%  0.85% to 1.45% 9.71% to 11.37%
        2015                               68,652  10.96 to 13.37    $887,095          0.00%  0.85% to 1.45% -6.17% to -4.70%
        2014                              141,777  11.68 to 13.42  $1,800,880          0.00%  0.85% to 1.45%  2.88% to 4.48%
        2013                               39,080  11.06 to 12.79    $478,654          0.00%  0.85% to 1.45% 20.63% to 22.82%
        2012                               32,724  9.16 to 10.33     $315,341          0.00%  0.85% to 1.45%  2.93% to 4.81%

    Emerging Markets
        2016                               22,668  4.64 to 5.53      $116,103          0.32%  0.85% to 1.45%  7.19% to 9.30%
        2015                               26,020  4.32 to 5.06      $125,975          1.59%  0.85% to 1.45%-20.21% to -18.63%
        2014                               38,948  5.42 to 6.22      $230,410          0.37%  0.85% to 1.45% -6.74% to -4.91%
        2013                              100,024  5.81 to 6.60      $624,682          0.57%  0.85% to 1.45% -9.64% to -7.72%
        2012                               77,655  6.43 to 7.16      $524,747          0.49%  0.85% to 1.45%  3.30% to 4.92%

    Europe 30
        2016                                9,390  7.51 to 8.81       $77,994          2.72%  0.85% to 1.45%  4.57% to 6.15%
        2015                               10,469  7.01 to 8.30       $81,943          4.74%  0.85% to 1.45%-13.77% to -12.25%
        2014                               11,023  8.12 to 9.46       $98,741          1.78%  0.85% to 1.45%-11.61% to -10.05%
        2013                               14,316  9.19 to 10.51     $141,178          0.67%  0.85% to 1.45% 17.75% to 19.77%
        2012                               30,532  7.78 to 8.87      $251,082          0.77%  0.85% to 1.45% 14.10% to 14.79%

    Falling U.S. Dollar
        2016                                7,450  5.35 to 5.67       $40,388          0.00%  0.85% to 1.45% -8.09% to -7.49%
        2015                               14,144  5.61 to 6.36       $83,783          0.00%  0.85% to 1.45%-12.14% to -11.17%
        2014                               16,460  6.62 to 7.16      $112,390          0.00%  0.85% to 1.45%-14.67% to -13.73%
        2013                               18,442  7.44 to 8.30      $145,290          0.00%  0.85% to 1.45% -4.67% to -3.28%
        2012                               17,106  7.91 to 8.58      $142,030          0.00%  0.85% to 1.45% -3.48% to -2.06%

    Financials
        2016                              117,382  7.03 to 8.89      $966,039          0.04%  0.85% to 1.45% 11.30% to 13.72%
        2015                               62,516  6.35 to 7.82      $450,279          0.10%  0.85% to 1.45% -4.93% to -2.86%
        2014                              131,799  6.68 to 8.12      $971,880          0.03%  0.85% to 1.45% 8.98% to 11.35%
        2013                               52,779  6.13 to 7.23      $358,400          0.78%  0.85% to 1.45% 28.18% to 30.24%
        2012                               18,771  4.87 to 5.55       $94,920          0.81%  0.85% to 1.45% 21.03% to 22.37%

    Health Care
        2016                               68,810  16.65 to 20.51  $1,315,986          0.00%  0.85% to 1.45% -7.35% to -5.53%
        2015                               48,007  17.98 to 22.24    $978,607          0.00%  0.85% to 1.45%  1.41% to 3.67%
        2014                               96,432  17.65 to 21.45  $1,877,448          0.07%  0.85% to 1.45% 19.45% to 22.10%
        2013                               97,904  14.84 to 17.57  $1,554,631          0.56%  0.85% to 1.45% 34.95% to 37.95%
        2012                              119,076  10.85 to 12.74  $1,384,052          0.34%  0.85% to 1.45% 13.46% to 15.77%

    Industrials
        2016                                8,497  13.30 to 16.55    $125,630          0.17%  0.85% to 1.45% 13.62% to 15.74%
        2015                               14,563  11.95 to 14.51    $190,231          0.04%  0.85% to 1.45% -6.65% to -4.76%
        2014                               17,083  12.81 to 15.23    $236,311          0.09%  0.85% to 1.45%  2.05% to 4.11%
        2013                               40,195  12.41 to 14.63    $536,718          0.12%  0.85% to 1.45% 33.57% to 36.27%
        2012                               18,120  9.40 to 10.74     $179,990          0.14%  0.85% to 1.45% 12.14% to 13.84%

    International
        2016                               12,976  5.59 to 6.70       $80,595          0.00%  0.85% to 1.45% -4.24% to -2.30%
        2015                               24,096  5.83 to 6.86      $155,572          0.00%  0.85% to 1.45% -6.75% to -4.86%
        2014                               22,869  6.26 to 7.21      $153,060          0.00%  0.85% to 1.45%-11.18% to -9.39%
        2013                               18,762  7.04 to 7.95      $139,275          0.00%  0.85% to 1.45% 15.50% to 17.83%
        2012                               41,310  6.10 to 6.75      $261,349          0.00%  0.85% to 1.45% 12.49% to 13.74%

    Internet
        2016                               12,539  22.05 to 27.15    $307,871          0.00%  0.85% to 1.45%  1.90% to 3.91%
        2015                               19,608  21.63 to 26.51    $471,647          0.00%  0.85% to 1.45% 16.21% to 18.50%
        2014                               14,375  18.62 to 22.05    $289,013          0.00%  0.85% to 1.45% -2.36% to -0.63%
        2013                               16,186  19.07 to 21.81    $329,941          0.00%  0.85% to 1.45% 46.64% to 48.86%
        2012                               15,088  13.10 to 14.48    $206,510          0.00%  0.85% to 1.45% 15.86% to 17.50%

    Japan
        2016                               15,216  6.60 to 7.92      $110,735          0.00%  0.85% to 1.45% -2.80% to -1.13%
        2015                               36,394  6.79 to 8.13      $273,731          0.00%  0.85% to 1.45%  2.43% to 3.82%
        2014                               48,576  6.63 to 7.46      $337,069          0.00%  0.85% to 1.45% -0.07% to 1.28%
        2013                               55,659  6.64 to 7.36      $405,810          0.00%  0.85% to 1.45% 43.71% to 45.45%
        2012                               81,738  4.60 to 5.23      $406,753          0.00%  0.85% to 1.45% 20.62% to 20.62%

    Large-Cap Growth
        2016                               40,785  14.16 to 17.72    $665,632          0.04%  0.85% to 1.45%  1.50% to 3.66%
        2015                               70,061  13.95 to 17.09  $1,111,368          0.00%  0.85% to 1.45%  0.29% to 2.42%
        2014                              111,577  13.73 to 16.69  $1,736,803          0.12%  0.85% to 1.45% 8.99% to 11.47%
        2013                               78,600  12.60 to 14.97  $1,095,646          0.23%  0.85% to 1.45% 26.17% to 28.98%
        2012                               63,999  9.92 to 11.61     $694,558          0.11%  0.85% to 1.45% 8.66% to 11.14%

    Large-Cap Value
        2016                               66,923  10.97 to 13.87    $856,099          0.80%  0.85% to 1.45% 11.46% to 13.94%
        2015                               43,799  9.84 to 12.17     $499,313          1.24%  0.85% to 1.45% -8.01% to -5.97%
        2014                              102,658  10.70 to 12.95  $1,235,661          0.82%  0.85% to 1.45%  6.67% to 9.05%
        2013                               71,726  10.03 to 11.87    $801,534          1.30%  0.85% to 1.45% 25.55% to 28.22%
        2012                               86,055  8.05 to 9.26      $747,990          0.61%  0.85% to 1.45% 11.60% to 13.81%

    Mid-Cap
        2016                              252,920  12.90 to 15.90  $3,577,317          0.00%  0.85% to 1.45% 14.01% to 16.66%
        2015                              261,896  11.31 to 13.63  $3,215,020          0.00%  0.85% to 1.45% -7.78% to -5.68%
        2014                              135,919  12.19 to 14.45  $1,774,581          0.00%  0.85% to 1.45%  3.74% to 6.26%
        2013                              220,190  11.75 to 13.60  $2,772,410          0.00%  0.85% to 1.45% 26.04% to 29.10%
        2012                              273,653  9.32 to 10.53   $2,655,833          0.00%  0.85% to 1.45% 11.32% to 13.93%

    Mid-Cap Growth
        2016                               28,573  14.53 to 17.99    $468,951          0.00%  0.85% to 1.45% 9.10% to 11.31%
        2015                               80,792  13.19 to 16.16  $1,213,312          0.00%  0.85% to 1.45% -3.17% to -1.11%
        2014                               55,228  13.56 to 16.34    $843,479          0.00%  0.85% to 1.45%  2.35% to 4.42%
        2013                               42,394  13.42 to 15.77    $623,060          0.00%  0.85% to 1.45% 26.16% to 28.84%
        2012                               46,519  10.64 to 12.24    $534,681          0.00%  0.85% to 1.45% 11.62% to 13.77%

    Mid-Cap Value
        2016                               30,569  13.21 to 16.71    $468,145          0.11%  0.85% to 1.45% 20.06% to 22.61%
        2015                               14,503  11.00 to 13.49    $180,400          0.17%  0.85% to 1.45%-11.38% to -9.50%
        2014                               16,877  12.42 to 14.90    $233,200          0.31%  0.85% to 1.45%  6.40% to 8.65%
        2013                               24,145  11.67 to 13.71    $308,115          0.54%  0.85% to 1.45% 27.74% to 30.32%
        2012                               45,678  9.21 to 10.52     $447,818          0.22%  0.85% to 1.45% 12.71% to 14.94%

    Government Money Market
        2016                              415,989  7.40 to 9.36    $3,536,380          0.02%  0.85% to 1.45% -3.42% to -1.27%
        2015                            1,214,953  7.41 to 9.48   $10,377,559          0.02%  0.85% to 1.45% -3.75% to -1.27%
        2014                            1,132,943  7.70 to 9.60    $9,948,249          0.02%  0.85% to 1.45% -3.76% to -1.27%
        2013                            1,189,889  8.00 to 9.73   $10,693,366          0.02%  0.85% to 1.45% -3.76% to -1.27%
        2012                            2,000,451  8.31 to 9.85   $18,368,357          0.02%  0.85% to 1.45% -3.78% to -1.28%

    Oil & Gas
        2016                              140,512  8.96 to 11.15   $1,347,231          1.35%  0.85% to 1.45% 19.91% to 22.27%
        2015                              142,722  7.51 to 9.12    $1,130,718          0.83%  0.85% to 1.45%-25.97% to -24.55%
        2014                              149,975  10.25 to 12.35  $1,600,863          0.50%  0.85% to 1.45%-13.89% to -12.02%
        2013                              159,459  11.90 to 14.04  $1,970,343          0.44%  0.85% to 1.45% 19.86% to 22.16%
        2012                              176,649  9.86 to 11.27   $1,814,444          0.11%  0.85% to 1.45% -0.51% to 1.31%

    NASDAQ-100
        2016                               63,804  17.75 to 22.33  $1,250,808          0.00%  0.85% to 1.45%  1.43% to 3.64%
        2015                               48,860  17.50 to 21.86    $977,928          0.00%  0.85% to 1.45%  3.55% to 5.96%
        2014                              117,689  16.90 to 20.63  $2,279,719          0.00%  0.85% to 1.45% 12.76% to 15.09%
        2013                               55,249  14.99 to 17.54    $932,204          0.00%  0.85% to 1.45% 29.40% to 32.08%
        2012                               88,533  11.58 to 13.59  $1,130,570          0.00%  0.85% to 1.45% 11.99% to 14.61%

    Pharmaceuticals
        2016                               12,522  15.25 to 18.39    $211,731          0.42%  0.85% to 1.45% -6.95% to -5.31%
        2015                               45,414  16.39 to 20.09    $838,578          0.16%  0.85% to 1.45%  0.95% to 2.63%
        2014                               43,240  16.24 to 18.74    $762,099          0.89%  0.85% to 1.45% 15.37% to 17.29%
        2013                               15,825  14.07 to 15.97    $236,316          2.77%  0.85% to 1.45% 27.23% to 28.96%
        2012                               11,565  10.95 to 12.11    $133,174          1.80%  0.85% to 1.45%  8.10% to 9.57%

    Precious Metals
        2016                              218,288  3.13 to 3.86      $722,397          0.00%  0.85% to 1.45% 50.54% to 53.42%
        2015                              189,337  2.09 to 2.58      $416,837          0.00%  0.85% to 1.45%-35.14% to -33.72%
        2014                              219,266  3.23 to 3.89      $741,708          0.00%  0.85% to 1.45%-26.45% to -24.85%
        2013                              234,647  4.39 to 5.18    $1,078,329          0.00%  0.85% to 1.45%-40.05% to -38.75%
        2012                              298,334  7.29 to 8.45    $2,280,219          0.00%  0.85% to 1.45%-17.50% to -15.66%

    Real Estate
        2016                               12,156  10.16 to 12.58    $137,417          3.02%  0.85% to 1.45%  2.04% to 4.10%
        2015                               16,777  9.96 to 12.08     $181,980          0.34%  0.85% to 1.45% -3.17% to -1.22%
        2014                               85,718  10.28 to 12.50    $977,108          2.25%  0.85% to 1.45% 20.66% to 23.40%
        2013                               17,042  8.52 to 10.13     $156,498          2.17%  0.85% to 1.45% -3.35% to -1.45%
        2012                               21,256  8.85 to 10.19     $198,860          3.42%  0.85% to 1.45% 13.35% to 15.54%

    Rising Rates Opportunity
        2016                               63,493  1.85 to 2.24      $129,889          0.00%  0.85% to 1.45% -8.42% to -6.81%
        2015                               89,642  2.03 to 2.40      $197,675          0.00%  0.85% to 1.45% -4.97% to -3.29%
        2014                              200,607  2.13 to 2.58      $471,037          0.00%  0.85% to 1.45%-32.66% to -31.16%
        2013                              135,000  3.17 to 3.75      $476,179          0.00%  0.85% to 1.45% 12.64% to 14.97%
        2012                              245,087  2.84 to 3.26      $737,469          0.00%  0.85% to 1.45%-10.02% to -8.37%

    Semiconductor
        2016                                2,809  13.19 to 14.99     $39,241          0.03%  0.85% to 1.45% 24.99% to 25.12%
        2015                                  969  11.87 to 12.45     $11,653          0.81%  0.85% to 1.45% -4.94% to -4.46%
        2014                                3,860  12.21 to 13.04     $48,679          0.02%  0.85% to 1.45% 31.67% to 31.67%
        2013                                  174  9.48 to 9.48        $1,650          0.17%  0.85% to 1.45% 30.64% to 30.64%
        2012                                1,235  6.74 to 7.26        $8,580          0.03%  0.85% to 1.45% -7.25% to -6.22%

    Short Dow 30
        2016                                2,968  1.83 to 2.07        $5,809          0.00%  0.85% to 1.45%-19.00% to -18.43%
        2015                                6,832  2.26 to 2.44       $16,312          0.00%  0.85% to 1.45% -7.36% to -6.61%
        2014                               21,612  2.36 to 2.67       $54,239          0.00%  0.85% to 1.45%-14.18% to -13.49%
        2013                                6,731  2.84 to 3.02       $20,055          0.00%  0.85% to 1.45%-31.29% to -30.74%
        2012                                4,546  4.13 to 4.36       $19,696          0.00%  0.85% to 1.45%-15.23% to -14.55%

    Short Emerging Markets
        2016                                  251  3.80 to 3.80          $951          0.00%  0.85% to 1.45%-18.31% to -18.31%
        2015                                7,710  4.37 to 4.94       $34,812          0.00%  0.85% to 1.45%  8.22% to 9.58%
        2014                                6,676  4.12 to 4.65       $29,394          0.00%  0.85% to 1.45% -5.80% to -4.18%
        2013                               12,817  4.38 to 4.85       $59,450          0.00%  0.85% to 1.45% -2.94% to -1.96%
        2012                                1,809  4.54 to 4.82        $8,409          0.00%  0.85% to 1.45%-15.54% to -14.56%

    Short International
        2016                                5,658  4.00 to 4.04       $22,711          0.00%  0.85% to 1.45% -8.22% to -8.13%
        2015                                9,391  4.24 to 4.40       $41,164          0.00%  0.85% to 1.45% -6.16% to -6.06%
        2014                                9,488  4.58 to 4.71       $44,355          0.00%  0.85% to 1.45%  0.06% to 0.46%
        2013                                8,911  4.58 to 4.69       $41,478          0.00%  0.85% to 1.45%-23.11% to -22.80%
        2012                               11,830  5.84 to 6.08       $70,864          0.00%  0.85% to 1.45%-22.61% to -21.98%

    Short Mid-Cap
        2016                                2,587  1.68 to 1.81        $4,621          0.00%  0.85% to 1.45%-22.63% to -22.08%
        2015                                8,094  2.15 to 2.32       $18,356          0.00%  0.85% to 1.45% -4.71% to -4.71%
        2014                                2,567  2.28 to 2.44        $6,192          0.00%  0.85% to 1.45%-15.11% to -14.43%
        2013                                1,045  2.69 to 2.86        $2,899          0.00%  0.85% to 1.45%-29.91% to -29.34%
        2012                                1,393  3.83 to 4.15        $5,542          0.00%  0.85% to 1.45%-21.44% to -20.80%

    Short NASDAQ-100
        2016                                3,503  1.42 to 1.70        $5,773          0.00%  0.85% to 1.45%-12.81% to -12.37%
        2015                                1,836  1.59 to 1.71        $3,080          0.00%  0.85% to 1.45%-15.70% to -15.32%
        2014                               15,010  1.93 to 2.24       $33,086          0.00%  0.85% to 1.45%-21.84% to -20.90%
        2013                               60,863  2.40 to 2.71      $153,793          0.00%  0.85% to 1.45%-31.56% to -30.73%
        2012                              125,358  3.61 to 4.07      $486,126          0.00%  0.85% to 1.45%-21.29% to -19.85%

    Short Small-Cap
        2016                               17,220  1.58 to 1.69       $28,825          0.00%  0.85% to 1.45%-23.99% to -23.53%
        2015                               91,178  2.03 to 2.46      $199,257          0.00%  0.85% to 1.45% -4.09% to -3.17%
        2014                               37,968  2.10 to 2.37       $85,910          0.00%  0.85% to 1.45%-12.22% to -11.38%
        2013                               29,702  2.42 to 2.60       $76,436          0.00%  0.85% to 1.45%-33.52% to -32.88%
        2012                               70,137  3.63 to 3.87      $267,547          0.00%  0.85% to 1.45%-21.65% to -20.90%

    Small-Cap
        2016                               32,393  11.90 to 15.06    $440,535          0.00%  0.85% to 1.45% 15.57% to 18.14%
        2015                               93,178  10.30 to 12.75  $1,114,147          0.00%  0.85% to 1.45% -9.43% to -7.51%
        2014                               37,694  11.37 to 13.65    $478,404          0.00%  0.85% to 1.45% -1.05% to 1.05%
        2013                              111,944  11.49 to 13.51  $1,421,395          0.00%  0.85% to 1.45% 32.47% to 35.28%
        2012                               79,441  8.68 to 10.05     $748,432          0.00%  0.85% to 1.45% 10.78% to 13.26%

    Small-Cap Growth
        2016                               31,058  14.55 to 18.61    $521,485          0.00%  0.85% to 1.45% 15.98% to 18.38%
        2015                               50,438  12.55 to 15.53    $724,202          0.00%  0.85% to 1.45% -2.31% to -0.23%
        2014                               41,244  12.97 to 15.70    $606,727          0.00%  0.85% to 1.45% -1.34% to 0.75%
        2013                               40,844  13.10 to 15.45    $584,168          0.00%  0.85% to 1.45% 36.14% to 37.85%
        2012                               10,969  9.96 to 10.82     $113,365          0.00%  0.85% to 1.45% 9.03% to 10.41%

    Small-Cap Value
        2016                               64,723  12.75 to 16.30    $962,479          0.00%  0.85% to 1.45% 24.53% to 26.80%
        2015                                4,133  10.51 to 12.52     $48,292          0.00%  0.85% to 1.45%-11.30% to -9.69%
        2014                                4,197  11.85 to 13.86     $54,429          0.00%  0.85% to 1.45%  2.33% to 4.19%
        2013                               24,250  11.41 to 13.46    $301,669          0.30%  0.85% to 1.45% 33.14% to 35.76%
        2012                               11,591  8.70 to 9.91      $106,206          0.00%  0.85% to 1.45% 12.31% to 14.54%

    Technology
        2016                                5,954  15.53 to 18.71    $103,172          0.00%  0.85% to 1.45% 8.70% to 10.62%
        2015                               57,536  13.94 to 17.17    $905,559          0.00%  0.85% to 1.45% -1.17% to 0.83%
        2014                               21,474  14.11 to 16.78    $331,461          0.00%  0.85% to 1.45% 14.51% to 16.18%
        2013                                7,547  12.81 to 14.32    $104,030          0.00%  0.85% to 1.45% 21.43% to 23.14%
        2012                               11,422  10.41 to 11.63    $126,347          0.00%  0.85% to 1.45%  7.19% to 8.44%

    Telecommunications
        2016                               53,902  13.02 to 14.65    $753,817          0.13%  0.85% to 1.45% 18.36% to 19.67%
        2015                               50,477  10.90 to 12.24    $590,356          4.35%  0.85% to 1.45% -0.79% to -0.14%
        2014                                4,597  11.59 to 12.53     $54,392          7.38%  0.85% to 1.45% -1.57% to -1.43%
        2013                                1,437  11.17 to 12.06     $16,940         16.23%  0.85% to 1.45%  9.69% to 9.85%
        2012                                6,725  10.10 to 10.98     $71,493          1.50%  0.85% to 1.45% 12.94% to 14.20%

    U.S. Government Plus
        2016                               59,078  14.19 to 17.57    $956,100          0.00%  0.85% to 1.45% -3.59% to -1.94%
        2015                               19,548  14.31 to 17.44    $307,245          0.00%  0.85% to 1.45% -9.07% to -7.19%
        2014                               28,371  15.73 to 19.37    $509,949          0.24%  0.85% to 1.45% 31.90% to 34.16%
        2013                                9,826  12.30 to 14.01    $127,594          0.45%  0.85% to 1.45%-21.78% to -20.44%
        2012                               16,121  15.36 to 17.61    $264,950          0.00%  0.85% to 1.45% -2.52% to -0.69%

    UltraBull
        2016                               22,446  14.03 to 16.74    $360,275          0.00%  0.85% to 1.45% 15.04% to 16.78%
        2015                               27,484  11.62 to 14.11    $348,805          0.00%  0.85% to 1.45% -6.27% to -4.38%
        2014                              129,780  12.24 to 14.75  $1,682,728          0.00%  0.85% to 1.45% 18.76% to 21.34%
        2013                              403,692  10.31 to 12.39  $4,405,510          0.00%  0.85% to 1.45% 62.19% to 65.47%
        2012                              242,269  6.43 to 7.35    $1,625,357          0.00%  0.85% to 1.45% 24.84% to 26.92%

    UltraMid-Cap
        2016                               49,743  16.59 to 20.10    $858,209          0.00%  0.85% to 1.45% 33.70% to 36.13%
        2015                               46,496  12.17 to 14.77    $594,932          0.00%  0.85% to 1.45%-12.10% to -10.73%
        2014                               50,348  13.84 to 15.84    $725,795          0.00%  0.85% to 1.45% 11.60% to 13.34%
        2013                               62,083  12.40 to 14.08    $797,720          0.00%  0.85% to 1.45% 65.08% to 67.66%
        2012                               58,741  7.51 to 8.33      $452,733          0.00%  0.85% to 1.45% 28.17% to 30.18%

    UltraNASDAQ-100
        2016                                7,352  30.45 to 34.99    $243,338          0.00%  0.85% to 1.45%  5.36% to 6.42%
        2015                                8,837  28.21 to 33.91    $274,158          0.00%  0.85% to 1.45% 9.92% to 11.30%
        2014                               31,495  25.01 to 30.53    $875,772          0.00%  0.85% to 1.45% 31.43% to 33.28%
        2013                               10,637  19.53 to 22.00    $218,848          0.00%  0.85% to 1.45% 73.24% to 75.24%
        2012                               22,280  11.09 to 12.17    $259,826          0.00%  0.85% to 1.45% 29.39% to 30.44%

    UltraShort Dow30
        2016                               24,820  0.53 to 0.56       $13,766          0.00%  0.85% to 1.45%-33.94% to -33.55%
        2015                               26,797  0.80 to 0.85       $22,281          0.00%  0.85% to 1.45%-12.23% to -11.61%
        2014                               46,984  0.91 to 0.99       $43,812          0.00%  0.85% to 1.45%-27.65% to -26.70%
        2013                              142,728  1.24 to 1.37      $182,921          0.00%  0.85% to 1.45%-45.78% to -44.90%
        2012                              105,370  2.29 to 2.55      $247,331          0.00%  0.85% to 1.45%-25.93% to -24.35%

    UltraShort NASDAQ-100
        2016                               37,513  0.27 to 0.29       $10,691          0.00%  0.85% to 1.45%-22.96% to -22.45%
        2015                               37,867  0.35 to 0.37       $13,882          0.00%  0.85% to 1.45%-28.80% to -28.26%
        2014                               90,597  0.49 to 0.57       $47,661          0.00%  0.85% to 1.45%-38.09% to -36.58%
        2013                              140,815  0.79 to 0.91      $117,260          0.00%  0.85% to 1.45%-50.50% to -49.35%
        2012                              156,263  1.58 to 1.78      $257,904          0.00%  0.85% to 1.45%-37.59% to -36.45%

    UltraSmall-Cap
        2016                                9,953  11.17 to 12.84    $117,261          0.00%  0.85% to 1.45% 35.40% to 36.62%
        2015                                4,739  8.25 to 9.45       $39,829          0.00%  0.85% to 1.45%-15.46% to -14.40%
        2014                               16,512  9.91 to 11.38     $171,462          0.00%  0.85% to 1.45%  2.37% to 3.14%
        2013                               15,887  9.57 to 10.45     $158,026          0.00%  0.85% to 1.45% 81.06% to 83.15%
        2012                               40,282  5.21 to 5.94      $228,879          0.00%  0.85% to 1.45% 25.61% to 27.51%

    Utilities
        2016                                9,545  14.92 to 17.05    $154,597          2.46%  0.85% to 1.45% 11.79% to 13.19%
        2015                                9,050  12.90 to 15.06    $125,847          2.91%  0.85% to 1.45% -9.40% to -7.93%
        2014                               42,167  13.93 to 16.84    $657,452          1.79%  0.85% to 1.45% 22.04% to 24.26%
        2013                               10,572  11.82 to 13.55    $133,747         10.80%  0.85% to 1.45% 9.85% to 11.46%
        2012                               20,621  10.44 to 11.85    $230,786          1.23%  0.85% to 1.45% -3.37% to -1.51%

   VanEck Worldwide Insurance Trust
    Global Hard Assets Fund
        2016                              626,212  7.73 to 33.90  $10,135,813          0.39%  0.85% to 1.50% 38.55% to 42.35%
        2015                              523,056  5.61 to 23.98   $6,954,590          0.03%  0.85% to 1.50%-35.88% to -34.08%
        2014                              395,691  8.57 to 36.63   $9,780,718          0.09%  0.85% to 1.50%-22.09% to -19.87%
                                                                                                            -28.78% to -28.78% ****
        2013                              467,619  10.77 to 46.03 $14,420,775          0.68%  0.85% to 1.50%  6.66% to 9.49%
        2012                              508,588  9.89 to 42.34  $15,156,813          0.61%  0.85% to 1.50% -0.46% to 2.40%

    Emerging Markets Fund
        2016                               52,001  16.22 to 33.71  $1,568,804          0.46%  0.95% to 1.40% -3.20% to -0.84%
        2015                               62,112  17.95 to 34.34  $1,891,155          0.58%  0.95% to 1.40%-16.83% to -14.81%
        2014                               66,852  19.61 to 40.71  $2,384,347          0.53%  0.95% to 1.40% -3.70% to -1.36%
        2013                               85,296  20.09 to 41.68  $3,061,222          1.92%  0.95% to 1.40% 8.33% to 10.96%
        2012                              246,290  16.35 to 37.94  $7,344,589          0.00%  0.95% to 1.40% 25.51% to 28.58%

    Unconstrained Emerging Markets Bond Fund
        2016                               65,434  9.74 to 15.44     $945,819          0.00%  0.95% to 1.40%  4.26% to 5.42%
        2015                               77,931  9.91 to 14.65   $1,042,454          6.27%  0.95% to 1.40%-14.85% to -13.91%
        2014                               72,887  11.63 to 17.01  $1,170,311          9.14%  0.95% to 1.40%  0.11% to 1.22%
        2013                               77,580  11.61 to 16.81  $1,221,511          2.95%  0.95% to 1.40%-11.01% to -10.03%
        2012                              189,947  12.40 to 18.68  $3,055,458          1.50%  0.95% to 1.40%  2.52% to 4.55%

   Janus Aspen Series
    Global Technology Portfolio
        2016                               66,993  17.02 to 17.10  $1,142,061          0.08%  1.00% to 1.50% 12.32% to 12.55%
        2015                               33,831  15.15 to 15.19    $513,270          0.00%  1.00% to 1.50%  3.24% to 3.45%
        2014                                6,527  14.68 to 14.69     $95,791          0.00%  1.00% to 1.50%  7.88% to 7.88%
                                                                                                              3.26% to 3.26%   ****
        2013                                3,839  13.60 to 13.60     $52,223          0.00%  1.00% to 1.50% 33.58% to 33.58%
        2012                                  820  10.18 to 10.18      $8,355          0.00%  1.00% to 1.50%       n/a

    Overseas Portfolio
        2016                               52,504  7.34 to 7.37      $385,736          4.72%  1.00% to 1.50% -7.96% to -7.77%
        2015                               52,782  7.97 to 7.99      $421,164          0.79%  1.00% to 1.50%-10.03% to -9.85%
        2014                               16,434  8.86 to 8.87      $145,603          8.28%  1.00% to 1.50%-13.28% to -13.28%
                                                                                                            -15.62% to -15.62% ****
        2013                                6,185  10.22 to 10.22     $63,189          1.54%  1.00% to 1.50% 12.75% to 12.75%
        2012                                    -        -                 $0          0.00%  1.00% to 1.50%       n/a

    Janus Portfolio
        2016                               30,729  15.13 to 15.20    $465,551          0.37%  1.00% to 1.50% -1.07% to -0.88%
        2015                               26,487  15.29 to 15.33    $405,293          0.54%  1.00% to 1.50%  3.67% to 3.87%
        2014                               17,758  14.75 to 14.76    $261,946          0.14%  1.00% to 1.50% 11.22% to 11.22%
                                                                                                              6.83% to 6.83%   ****
        2013                                1,996  13.26 to 13.26     $26,475          0.53%  1.00% to 1.50% 28.25% to 28.25%
        2012                                    -        -                 $0          0.00%  1.00% to 1.50%       n/a

    Enterprise Services Portfolio
        2016                              354,446  13.66 to 13.73  $4,847,632          0.03%  1.00% to 1.50% 10.60% to 10.82%
        2015                              178,316  12.35 to 12.39  $2,204,176          0.68%  1.00% to 1.50%  2.38% to 2.58%
        2014                               74,241  12.06 to 12.07    $895,713          0.03%  1.00% to 1.50% 10.74% to 10.74%
                                                                                                              7.20% to 7.20%   ****
        2013                                8,252  10.89 to 10.89     $89,904          0.06%  1.00% to 1.50%       n/a

    Global Research Portfolio
        2016                               42,850  13.35 to 13.42    $573,168          0.87%  1.00% to 1.50%  0.45% to 0.65%
        2015                               51,315  13.29 to 13.33    $682,697          0.63%  1.00% to 1.50% -3.84% to -3.65%
        2014                               24,287  13.82 to 13.83    $335,776          1.16%  1.00% to 1.50%  5.74% to 5.74%
                                                                                                              0.86% to 0.86%   ****
        2013                                7,610  13.07 to 13.07     $99,475          0.81%  1.00% to 1.50% 26.36% to 26.36%
        2012                                  171  10.35 to 10.35      $1,769          0.84%  1.00% to 1.50%       n/a

    Perkins Mid Cap Value Portfolio
        2016                              172,121  14.79 to 14.86  $2,548,863          0.87%  1.00% to 1.50% 17.17% to 17.40%
        2015                              173,772  12.62 to 12.66  $2,194,809          1.07%  1.00% to 1.50% -4.98% to -4.79%
        2014                              136,108  13.29 to 13.30  $1,808,251          3.23%  1.00% to 1.50%  6.98% to 6.98%
                                                                                                              2.05% to 2.05%   ****
        2013                              141,871  12.42 to 12.42  $1,761,754          1.53%  1.00% to 1.50% 24.12% to 24.12%
        2012                               14,113  10.00 to 10.00    $141,191          0.70%  1.00% to 1.50%       n/a

    Balanced Portfolio
        2016                              772,313  13.34 to 13.40 $10,307,917          2.11%  1.00% to 1.50%  2.92% to 3.13%
        2015                              640,520  12.96 to 13.00  $8,303,706          1.48%  1.00% to 1.50% -0.94% to -0.74%
        2014                              410,391  13.08 to 13.09  $5,368,804          1.60%  1.00% to 1.50%  6.79% to 6.79%
                                                                                                              2.68% to 2.68%   ****
        2013                              121,245  12.25 to 12.25  $1,485,331          1.53%  1.00% to 1.50% 18.20% to 18.20%
        2012                               16,961  10.36 to 10.36    $175,790          3.09%  1.00% to 1.50%       n/a

    Flexible Bond Portfolio
        2016                              409,203  10.54 to 10.59  $4,314,965          2.75%  1.00% to 1.50%  0.85% to 1.05%
        2015                              314,058  10.45 to 10.48  $3,282,663          2.57%  1.00% to 1.50% -1.40% to -1.21%
        2014                              161,860  10.60 to 10.61  $1,715,306          2.78%  1.00% to 1.50%  3.29% to 3.29%
                                                                                                              0.42% to 0.42%   ****
        2013                               55,608  10.26 to 10.26    $570,522          2.36%  1.00% to 1.50% -1.66% to -1.66%
        2012                               13,865  10.43 to 10.43    $144,655          2.21%  1.00% to 1.50%       n/a

    Global Unconstrained Bond Portfolio
        2016                               92,217  9.99 to 10.01     $921,572          7.36%  1.00% to 1.50%  3.20% to 3.41%
        2015                               41,302  9.68 to 9.68      $399,651          0.02%  1.00% to 1.50% -3.24% to -3.16%

   PIMCO Variable Insurance Trust
    Total Return Portfolio
        2016                            3,818,433  10.51 to 16.80 $46,163,641          2.09%  0.85% to 1.50% -1.00% to 1.71%
        2015                            4,385,518  10.38 to 16.52 $52,754,367          4.84%  0.85% to 1.50% -3.15% to -0.50%
        2014                            4,930,506  10.49 to 16.61 $60,003,397          2.26%  0.85% to 1.50%  0.54% to 3.29%
                                                                                                              1.04% to 1.04%   ****
        2013                            3,570,098  10.20 to 16.08 $46,265,894          2.21%  0.85% to 1.50% -5.62% to -2.89%
        2012                            2,815,503  10.56 to 16.55 $42,212,643          2.65%  0.85% to 1.50%  5.49% to 8.55%

    Low Duration Portfolio
        2016                            1,997,087  9.86 to 13.22  $20,264,692          1.59%  0.85% to 1.50% -2.18% to 0.45%
        2015                            1,473,313  9.89 to 13.16  $15,139,350          3.60%  0.85% to 1.50% -3.23% to -0.63%
        2014                              825,642  10.08 to 13.24  $8,882,637          1.09%  0.85% to 1.50% -2.71% to -0.10%
                                                                                                             -0.45% to -0.45%  ****
        2013                            1,160,717  10.14 to 13.26 $13,108,651          1.54%  0.85% to 1.50% -3.67% to -1.08%
        2012                              946,646  10.30 to 13.40 $10,978,617          2.10%  0.85% to 1.50%  2.09% to 4.85%

    High Yield Portfolio
        2016                              593,692  12.28 to 21.74  $9,233,370          5.52%  0.85% to 1.50% 8.31% to 11.38%
        2015                              502,446  11.08 to 19.52  $7,321,209          6.27%  0.85% to 1.50% -5.27% to -2.57%
        2014                              689,238  11.43 to 20.04 $10,655,617          6.13%  0.85% to 1.50% -0.47% to 2.36%
                                                                                                             -1.12% to -1.12%  ****
        2013                              998,411  11.22 to 19.57 $15,287,645          5.12%  0.85% to 1.50%  1.79% to 4.73%
        2012                            1,212,792  10.77 to 18.69 $18,539,028          5.41%  0.85% to 1.50% 9.90% to 13.21%

    Real Return Portfolio
        2016                            2,059,005  9.47 to 15.92  $19,988,829          2.23%  0.85% to 1.50%  1.48% to 4.20%
        2015                            2,069,414  9.14 to 15.28  $19,823,710          4.94%  0.85% to 1.50% -6.15% to -3.62%
        2014                            1,338,579  9.53 to 15.85  $13,711,387          1.29%  0.85% to 1.50% -0.55% to 2.12%
                                                                                                             -3.79% to -3.79%  ****
        2013                              832,720  9.38 to 15.53   $8,873,537          1.95%  0.85% to 1.50%-12.43% to -10.08%
        2012                              485,704  10.48 to 17.26  $7,041,927          1.04%  0.85% to 1.50%  4.73% to 7.72%

    All Asset Portfolio
        2016                              455,788  10.42 to 14.22  $4,857,731          2.63%  0.85% to 1.50% 9.02% to 11.61%
        2015                              445,075  9.36 to 12.77   $4,283,204          3.58%  0.85% to 1.50%-12.31% to -10.23%
        2014                              347,319  10.44 to 14.39  $3,802,685          5.84%  0.85% to 1.50% -3.00% to -0.84%
                                                                                                             -6.19% to -6.19%  ****
        2013                              219,328  10.54 to 14.51  $2,471,218          3.79%  0.85% to 1.50% -3.33% to -1.28%
        2012                              264,888  10.67 to 14.59  $3,493,802          5.75%  0.85% to 1.50% 10.84% to 13.20%

    Global Multi-Asset Managed Allocation Portfolio
        2016                               35,831  9.53 to 9.57      $341,433          2.33%  1.00% to 1.50%  2.53% to 2.73%
        2015                               35,820  9.29 to 9.32      $332,894          1.85%  1.00% to 1.50% -1.60% to -1.40%
        2014                               30,990  9.44 to 9.45      $292,661          2.56%  1.00% to 1.50%  3.17% to 3.17%
                                                                                                             -2.06% to -2.06%  ****
        2013                               28,971  9.15 to 9.15      $265,184          3.59%  1.00% to 1.50% -9.14% to -9.14%
        2012                                7,342  10.07 to 10.07     $73,969          3.12%  1.00% to 1.50%       n/a

    Short-Term Portfolio
        2016                            4,502,212  9.95 to 9.99   $44,840,939          1.46%  1.00% to 1.50%  0.90% to 1.10%
        2015                            4,964,649  9.86 to 9.89   $48,977,991          0.97%  1.00% to 1.50% -0.35% to -0.15%
        2014                            2,903,050  9.89 to 9.90   $28,719,578          0.63%  1.00% to 1.50% -0.74% to -0.74%
                                                                                                             -0.59% to -0.59%  ****
        2013                            1,255,036  9.97 to 9.97   $12,508,239          0.60%  1.00% to 1.50% -0.88% to -0.88%
        2012                              108,292  10.06 to 10.06  $1,088,890          0.30%  1.00% to 1.50%       n/a

    Emerging Markets Bond Portfolio
        2016                               83,940  10.95 to 11.00    $920,654          5.18%  1.00% to 1.50% 11.68% to 11.90%
        2015                               85,513  9.80 to 9.83      $839,198          5.66%  1.00% to 1.50% -3.65% to -3.46%
        2014                               58,294  10.18 to 10.18    $593,217          5.70%  1.00% to 1.50%  0.05% to 0.05%
                                                                                                             -6.40% to -6.40%  ****
        2013                               32,378  10.17 to 10.17    $329,343          5.73%  1.00% to 1.50% -8.29% to -8.29%
        2012                               22,876  11.09 to 11.09    $253,713          2.53%  1.00% to 1.50%       n/a

    Global (Unhedged) Bond Portfolio
        2016                               40,963  9.24 to 9.29      $379,316          1.43%  1.00% to 1.50%  2.54% to 2.75%
        2015                               49,611  9.01 to 9.04      $447,672          1.58%  1.00% to 1.50% -5.41% to -5.22%
        2014                               29,102  9.53 to 9.54      $277,361          3.20%  1.00% to 1.50%  0.79% to 0.79%
                                                                                                             -3.88% to -3.88%  ****
        2013                               16,789  9.46 to 9.46      $158,754          0.77%  1.00% to 1.50% -9.80% to -9.80%
        2012                               17,548  10.48 to 10.48    $183,949          0.63%  1.00% to 1.50%       n/a

    Commodity Real Return Strategy Portfolio
        2016                            1,324,651  5.37 to 5.40    $7,123,636          1.05%  1.00% to 1.50% 13.33% to 13.56%
        2015                            1,303,707  4.74 to 4.75    $6,181,911          3.97%  1.00% to 1.50%-26.66% to -26.51%
        2014                              678,892  6.46 to 6.47    $4,386,635          0.33%  1.00% to 1.50%-19.71% to -19.71%
                                                                                                            -22.56% to -22.56% ****
        2013                              283,823  8.05 to 8.05    $2,284,093          0.97%  1.00% to 1.50%-15.86% to -15.86%
        2012                               23,478  9.56 to 9.56      $224,551          1.63%  1.00% to 1.50%       n/a

    Foreign Bond (USD-Hedged) Adv Portfolio
        2016                               41,620  10.46 to 10.49    $435,755          1.54%  1.00% to 1.50%  4.94% to 5.15%
        2015                               13,383  9.97 to 9.98      $133,478          4.48%  1.00% to 1.50% -0.31% to -0.23%

    Unconstrained Bond Adv Portfolio
        2016                              184,597  10.00 to 10.03  $1,848,338          1.79%  1.00% to 1.50%  3.23% to 3.43%
        2015                               80,271  9.69 to 9.70      $778,126          4.30%  1.00% to 1.50% -3.09% to -3.01%

   Goldman Sachs Variable Insurance Trust
    Small Cap Equity Insights Fund
        2016                              128,423  12.24 to 19.65  $2,279,264          1.18%  0.85% to 1.45% 19.20% to 22.04%
        2015                              104,241  10.56 to 16.10  $1,562,783          0.22%  0.85% to 1.45% -5.45% to -3.05%
        2014                              188,901  11.17 to 16.61  $2,895,798          0.66%  0.85% to 1.45%  3.25% to 5.92%
        2013                              193,993  10.61 to 15.68  $2,813,055          1.06%  0.85% to 1.45% 30.70% to 34.34%
        2012                              178,975  8.12 to 11.67   $1,957,104          1.18%  0.85% to 1.45% 8.71% to 11.76%

    Large Cap Value Fund
        2016                               17,716  15.39 to 17.84    $293,658          2.01%  0.95% to 1.40% 9.37% to 10.53%
        2015                               20,127  14.07 to 16.14    $309,133          1.34%  0.95% to 1.40% -6.31% to -5.32%
        2014                               23,657  14.67 to 17.04    $383,052          1.39%  0.95% to 1.40% 10.70% to 11.87%
        2013                               25,058  13.57 to 15.24    $365,530          0.50%  0.95% to 1.40% 30.59% to 31.97%
        2012                              104,226  10.39 to 11.54  $1,147,487          0.36%  0.95% to 1.40% 16.52% to 18.00%

    Mid Cap Value Fund
        2016                              200,671  16.08 to 22.13  $4,206,027          1.31%  0.95% to 1.40% 9.96% to 12.46%
        2015                              226,075  14.58 to 19.68  $4,229,155          0.37%  0.95% to 1.40%-12.10% to -10.10%
        2014                              278,493  16.53 to 21.89  $5,812,967          0.96%  0.95% to 1.40% 9.99% to 12.50%
        2013                              337,557  14.99 to 19.46  $6,286,771          0.82%  0.95% to 1.40% 28.65% to 31.64%
        2012                              410,164  11.61 to 14.78  $5,818,233          1.23%  0.95% to 1.40% 14.66% to 17.34%

   Nueberger Berman Advisors Management Trust
    SmallCap Growth Portfolio
        2015                                    -        -                 $0          0.00%  0.95% to 1.40%       n/a
        2014                               25,928  13.08 to 14.45    $360,668          0.00%  0.95% to 1.40%  1.42% to 2.49%
        2013                               39,226  11.85 to 14.10    $532,186          0.00%  0.95% to 1.40% 41.67% to 44.46%
        2012                               37,028  8.36 to 9.76      $349,405          0.00%  0.95% to 1.40%  5.70% to 7.79%

    Mid-Cap Growth Portfolio
        2016                               26,813  19.85 to 23.06    $586,906          0.00%  0.95% to 1.40%  1.90% to 3.18%
        2015                               38,498  18.95 to 22.35    $819,708          0.00%  0.95% to 1.40% -1.20% to 0.04%
        2014                               88,237  19.72 to 22.34  $1,876,489          0.00%  0.95% to 1.40%  4.98% to 6.30%
        2013                               26,478  18.78 to 21.02    $535,107          0.00%  0.95% to 1.40% 29.41% to 31.04%
        2012                               38,952  12.96 to 16.04    $587,113          0.00%  0.95% to 1.40% 8.88% to 11.04%

    AMT Mid Cap Intrinsic Value Portfolio
        2016                               19,451  16.42 to 20.88    $368,313          0.65%  0.95% to 1.40% 13.36% to 15.07%
        2015                                9,514  15.38 to 18.14    $161,943          0.80%  0.95% to 1.40%-10.56% to -9.20%
        2014                               10,779  17.20 to 19.98    $200,847          0.95%  0.95% to 1.40% 11.08% to 12.76%
        2013                               12,766  15.48 to 17.72    $212,801          1.52%  0.95% to 1.40% 33.74% to 35.76%
        2012                                7,225  11.58 to 13.05     $91,774          0.66%  0.95% to 1.40% 12.72% to 14.43%

   Dreyfus Variable Investment Fund
    Appreciation Portfolio
        2016                               35,122  13.54 to 16.77    $533,985          1.51%  0.85% to 1.45%  4.40% to 6.51%
        2015                               50,050  12.85 to 15.74    $728,631          1.21%  0.85% to 1.45% -6.39% to -4.40%
        2014                               88,382  13.73 to 16.47  $1,330,700          1.29%  0.85% to 1.45%  4.12% to 6.33%
        2013                              142,348  13.18 to 15.49  $2,060,846          1.10%  0.85% to 1.45% 16.67% to 18.85%
        2012                              141,649  11.19 to 12.78  $1,728,449          2.06%  0.85% to 1.45%  6.17% to 8.33%

    International Value Portfolio
        2016                                4,884  6.41 to 7.73       $36,762          2.12%  0.85% to 1.45% -4.82% to -3.14%
        2015                                7,574  6.74 to 7.98       $58,580          1.67%  0.85% to 1.45% -6.18% to -4.52%
        2014                               11,765  7.18 to 8.36       $94,495          0.75%  0.85% to 1.45%-12.55% to -11.05%
        2013                               38,943  8.08 to 9.35      $339,281          1.98%  0.85% to 1.45% 18.65% to 20.68%
        2012                               14,703  6.78 to 7.75      $108,277          2.90%  0.85% to 1.45% 8.37% to 10.57%

    Socially Responsible Growth Fund
        2016                                1,959  14.96 to 17.19     $31,051          1.01%  0.85% to 1.45%  7.09% to 8.17%
        2015                                2,117  13.16 to 15.89     $30,058          1.37%  0.85% to 1.45% -6.92% to -5.09%
        2014                               12,261  14.14 to 16.89    $194,250          1.12%  0.85% to 1.45% 10.17% to 11.28%
        2013                                3,167  14.06 to 15.18     $47,064          0.93%  0.85% to 1.45%       n/a
        2012                                2,822  10.77 to 11.52     $31,816          3.63%  0.85% to 1.45%       n/a

   Direxion Insurance Trust
    HY Bond Fund
        2015                                    -        -                 $0          3.60%  0.85% to 1.45%       n/a
        2014                                5,763  9.61 to 10.80      $59,048          3.55%  0.85% to 1.45% -2.96% to -1.64%
        2013                                9,104  9.79 to 10.98      $94,640          2.08%  0.85% to 1.45%  0.82% to 2.35%
        2012                               10,685  9.71 to 10.73     $108,465          5.75%  0.85% to 1.45%  5.99% to 7.07%

   Invesco Van Kampen Variable Insurance Fund
    Growth and Income Portfolio
        2016                               65,031  14.15 to 17.42  $1,030,227          0.81%  0.85% to 1.45% 15.50% to 17.77%
        2015                               65,204  12.25 to 14.80    $882,498          1.66%  0.85% to 1.45% -6.50% to -4.66%
        2014                              130,386  13.10 to 15.52  $1,839,587          1.42%  0.85% to 1.45%  6.34% to 8.44%
        2013                              140,586  12.32 to 14.42  $1,843,464          0.95%  0.85% to 1.45% 29.43% to 31.91%
        2012                               80,962  9.56 to 10.85     $809,213          1.39%  0.85% to 1.45% 10.62% to 12.75%

    Value Opportunities Fund
        2016                                6,035  10.30 to 11.77     $66,332          0.06%  0.85% to 1.45% 14.55% to 15.47%
        2015                                5,644  8.48 to 9.72       $52,337          2.31%  0.85% to 1.45%-13.73% to -12.51%
        2014                                5,948  9.83 to 11.10      $63,294          1.18%  0.85% to 1.45%  2.73% to 4.17%
        2013                               16,470  9.57 to 10.66     $165,465          1.07%  0.85% to 1.45% 28.88% to 30.50%
        2012                               23,733  7.51 to 8.36      $184,520          0.85%  0.85% to 1.45% 13.76% to 15.20%

    American Value Fund
        2016                               13,022  14.62 to 17.91    $212,113          0.10%  0.85% to 1.45% 11.20% to 13.33%
        2015                               20,875  13.15 to 16.19    $308,476          0.01%  0.85% to 1.45%-12.52% to -10.62%
        2014                               28,868  15.03 to 18.11    $483,229          0.19%  0.85% to 1.45%  5.66% to 7.69%
        2013                               36,186  14.06 to 16.90    $565,215          0.73%  0.85% to 1.45% 29.07% to 31.61%
        2012                               19,025  10.89 to 12.70    $223,391          0.60%  0.85% to 1.45% 12.80% to 15.44%

   Morgan Stanley Universal Institutional Funds
    Emerging Markets Debt Portfolio
        2016                               10,493  12.42 to 15.21    $144,333          7.34%  0.85% to 1.45%  6.72% to 8.77%
        2015                               12,520  11.63 to 14.05    $160,927          3.31%  0.85% to 1.45% -4.62% to -2.74%
        2014                               39,640  12.20 to 14.70    $523,209          3.91%  0.85% to 1.45% -0.70% to 1.46%
        2013                               36,055  12.28 to 14.49    $479,056          5.52%  0.85% to 1.45%-11.94% to -10.02%
        2012                               26,272  13.81 to 16.10    $398,540          2.49%  0.85% to 1.45% 13.63% to 16.23%

    Emerging Markets Equity Portfolio
        2016                               24,003  8.44 to 10.45     $231,227          0.59%  0.85% to 1.45%  3.06% to 5.14%
        2015                               28,470  8.19 to 9.93      $263,599          0.54%  0.85% to 1.45%-13.70% to -11.95%
        2014                               62,911  9.48 to 11.28     $649,239          0.17%  0.85% to 1.45% -7.75% to -5.88%
        2013                               81,342  10.16 to 12.08    $921,210          0.64%  0.85% to 1.45% -4.55% to -2.38%
        2012                               64,920  10.65 to 12.37    $756,994          0.00%  0.85% to 1.45% 15.70% to 18.17%

    Mid Cap Growth Portfolio
        2016                                8,528  11.80 to 13.41    $108,488          4.96%  0.85% to 1.45%-11.63% to -10.56%
        2015                               10,233  13.35 to 15.74    $147,942          0.00%  0.85% to 1.45% -8.86% to -7.30%
        2014                               11,903  14.65 to 16.97    $187,032          0.00%  0.85% to 1.45% -1.27% to -0.08%
        2013                               15,848  14.17 to 17.03    $244,990          0.21%  0.85% to 1.45% 32.49% to 34.90%
        2012                               21,770  10.69 to 12.47    $249,920          0.00%  0.85% to 1.45%  4.53% to 6.97%

    U.S. Real Estate Portfolio
        2016                               10,847  12.78 to 16.08    $150,865          0.69%  0.85% to 1.45%  2.83% to 5.07%
        2015                               20,758  12.43 to 15.30    $287,167          0.95%  0.85% to 1.45% -1.63% to 0.51%
        2014                               31,154  12.63 to 15.22    $434,889          0.98%  0.85% to 1.45% 24.92% to 27.63%
        2013                               27,129  10.11 to 11.93    $298,857          0.67%  0.85% to 1.45% -1.80% to 0.34%
        2012                               37,670  10.19 to 11.89    $417,203          0.57%  0.85% to 1.45% 11.85% to 14.01%

   Northern Lights Variable Trust
    Adaptive Allocation Portfolio
        2016                              745,164  7.02 to 8.84    $6,287,771          0.00%  0.85% to 1.45% -2.33% to 0.04%
        2015                            1,029,234  7.19 to 8.84    $8,739,290          0.00%  0.85% to 1.45% -9.27% to -7.07%
        2014                            1,499,409  7.92 to 9.51   $13,797,072          0.00%  0.85% to 1.45% -4.93% to -2.62%
        2013                            1,785,402  8.33 to 9.77   $16,817,766          0.10%  0.85% to 1.45%  1.76% to 4.23%
        2012                            2,398,150  8.19 to 9.37   $21,620,926          0.57%  0.85% to 1.45%-10.33% to -8.14%

    Power Income Fund
        2016                              119,818  9.93 to 9.98    $1,190,117          0.00%  1.00% to 1.50%  2.97% to 3.18%
        2015                              180,421  9.65 to 9.67    $1,740,306          2.15%  1.00% to 1.50% -3.82% to -3.62%
        2014                              218,038  10.03 to 10.04  $2,186,582          4.18%  1.00% to 1.50% -2.40% to -2.40%
                                                                                                             -3.58% to -3.58%  ****
        2013                              139,795  10.28 to 10.28  $1,436,437          0.81%  1.00% to 1.50%  3.20% to 3.20%
        2012                               11,077  9.96 to 9.96      $110,289          0.00%  1.00% to 1.50%       n/a

   AB Variable Products Series
    Real Estate Investment Portfolio
        2016                              144,991  13.84 to 13.90  $2,009,142          1.34%  1.00% to 1.50%  5.95% to 6.16%
        2015                               88,680  13.06 to 13.10  $1,159,026          1.41%  1.00% to 1.50% -0.69% to -0.49%
        2014                               42,684  13.15 to 13.16    $561,276          2.76%  1.00% to 1.50% 23.28% to 23.28%
                                                                                                              7.99% to 7.99%   ****
        2013                               33,865  10.67 to 10.67    $361,203          1.34%  1.00% to 1.50%  2.58% to 2.58%
        2012                                2,291  10.40 to 10.40     $23,822          0.00%  1.00% to 1.50%       n/a

    Dynamic Asset Allocation Portfolio
        2016                               71,596  11.45 to 11.51    $820,963          0.59%  1.00% to 1.50%  1.98% to 2.18%
        2015                               49,399  11.23 to 11.26    $555,251          0.61%  1.00% to 1.50% -2.62% to -2.43%
        2014                               38,665  11.54 to 11.54    $446,013          0.39%  1.00% to 1.50%  2.81% to 2.81%
                                                                                                             -0.06% to -0.06%  ****
        2013                               26,976  11.22 to 11.22    $302,665          0.36%  1.00% to 1.50% 10.43% to 10.43%
        2012                                  633  10.16 to 10.16      $6,427          0.00%  1.00% to 1.50%       n/a

    Small Cap Growth Portfolio
        2016                                2,422  13.82 to 13.89     $33,521          0.00%  1.00% to 1.50%  4.79% to 5.00%
        2015                                1,821  13.19 to 13.23     $24,020          0.00%  1.00% to 1.50% -2.86% to -2.66%
        2014                                1,182  13.58 to 13.59     $16,051          0.00%  1.00% to 1.50% -3.39% to -3.39%
                                                                                                             -0.25% to -0.25%  ****
        2013                                1,850  14.05 to 14.05     $26,002          0.00%  1.00% to 1.50% 43.39% to 43.39%
        2012                                    -        -                 $0          0.00%  1.00% to 1.50%       n/a

    Small Mid Cap Value Portfolio
        2016                              115,978  17.59 to 17.68  $2,041,996          0.28%  1.00% to 1.50% 23.12% to 23.37%
        2015                               89,073  14.29 to 14.33  $1,273,567          0.61%  1.00% to 1.50% -6.96% to -6.77%
        2014                               78,710  15.36 to 15.37  $1,208,981          0.64%  1.00% to 1.50%  7.49% to 7.49%
                                                                                                              2.77% to 2.77%   ****
        2013                               52,143  14.29 to 14.29    $745,094          0.46%  1.00% to 1.50% 35.79% to 35.79%
        2012                                  920  10.52 to 10.52      $9,679          0.00%  1.00% to 1.50%       n/a

   BlackRock Variable Series Fund, Inc.
    Basic Value Fund
        2016                              189,455  16.09 to 16.17  $3,052,926          1.41%  1.00% to 1.50% 16.14% to 16.38%
        2015                              178,061  13.85 to 13.89  $2,468,815          1.58%  1.00% to 1.50% -7.41% to -7.22%
        2014                              118,485  14.96 to 14.97  $1,772,774          1.85%  1.00% to 1.50%  8.16% to 8.16%
                                                                                                              1.11% to 1.11%   ****
        2013                               31,473  13.83 to 13.83    $435,353          1.78%  1.00% to 1.50% 35.80% to 35.80%
        2012                                6,208  10.19 to 10.19     $63,230          3.05%  1.00% to 1.50%       n/a

    Capital Appreciation Fund
        2016                               50,474  14.72 to 14.79    $745,023          0.00%  1.00% to 1.50% -1.47% to -1.28%
        2015                               58,744  14.94 to 14.98    $878,857          0.00%  1.00% to 1.50%  5.18% to 5.39%
        2014                               29,022  14.20 to 14.21    $412,244          0.00%  1.00% to 1.50%  7.10% to 7.10%
                                                                                                              6.24% to 6.24%   ****
        2013                                8,852  13.26 to 13.26    $117,382          0.00%  1.00% to 1.50% 31.61% to 31.61%
        2012                                  893  10.08 to 10.08      $8,998          1.24%  1.00% to 1.50%       n/a

    Equity Dividend Fund
        2016                              412,279  15.41 to 15.48  $6,358,296          1.56%  1.00% to 1.50% 14.50% to 14.73%
        2015                              391,149  13.46 to 13.50  $5,265,632          1.54%  1.00% to 1.50% -2.15% to -1.95%
        2014                              250,153  13.75 to 13.76  $3,440,367          1.66%  1.00% to 1.50%  7.60% to 7.60%
                                                                                                              4.05% to 4.05%   ****
        2013                              140,755  12.78 to 12.78  $1,799,001          1.72%  1.00% to 1.50% 22.46% to 22.46%
        2012                               20,359  10.44 to 10.44    $212,494          2.33%  1.00% to 1.50%       n/a

    Global Allocation Fund
        2016                            1,245,044  11.42 to 11.48 $14,239,018          1.29%  1.00% to 1.50%  2.41% to 2.62%
        2015                            1,150,411  11.16 to 11.19 $12,840,808          1.26%  1.00% to 1.50% -2.33% to -2.13%
        2014                              638,892  11.42 to 11.43  $7,297,476          3.05%  1.00% to 1.50%  0.57% to 0.57%
                                                                                                             -2.16% to -2.16%  ****
        2013                              293,843  11.36 to 11.36  $3,337,327          1.74%  1.00% to 1.50% 12.88% to 12.88%
        2012                               48,785  10.06 to 10.06    $490,850          2.91%  1.00% to 1.50%       n/a

    Large Cap Core Fund
        2016                               55,102  15.54 to 15.62    $857,631          0.85%  1.00% to 1.50%  8.78% to 9.00%
        2015                               68,249  14.29 to 14.33    $975,923          1.03%  1.00% to 1.50% -1.11% to -0.91%
        2014                               48,775  14.45 to 14.46    $704,706          1.12%  1.00% to 1.50% 10.57% to 10.57%
                                                                                                              4.84% to 4.84%   ****
        2013                               10,377  13.07 to 13.07    $135,585          1.24%  1.00% to 1.50% 31.42% to 31.42%
        2012                                1,150  9.94 to 9.94       $11,429          2.40%  1.00% to 1.50%       n/a

    Large Cap Growth Fund
        2016                               94,271  15.89 to 15.97  $1,500,082          0.47%  1.00% to 1.50%  6.10% to 6.32%
        2015                               91,489  14.98 to 15.02  $1,370,898          0.38%  1.00% to 1.50%  1.14% to 1.34%
        2014                               90,522  14.81 to 14.82  $1,340,432          0.63%  1.00% to 1.50% 12.43% to 12.43%
                                                                                                              5.85% to 5.85%   ****
        2013                                8,442  13.17 to 13.17    $111,185          0.87%  1.00% to 1.50% 31.79% to 31.79%
        2012                                  618  9.99 to 9.99        $6,179          2.39%  1.00% to 1.50%       n/a

    iShares Alternatives Strategies Fund
        2016                               74,957  10.12 to 10.17    $759,535          2.89%  1.00% to 1.50%  4.80% to 5.01%
        2015                               62,016  9.66 to 9.68      $599,410          3.81%  1.00% to 1.50% -2.57% to -2.37%
        2014                               32,696  9.91 to 9.92      $324,078          2.32%  1.00% to 1.50% -0.90% to -0.81%

    iShares Dynamic Allocation Fund
        2016                               36,958  9.75 to 9.80      $360,655          2.56%  1.00% to 1.50%  4.74% to 4.95%
        2015                               19,161  9.31 to 9.34      $178,458          3.31%  1.00% to 1.50% -5.27% to -5.08%
        2014                                1,033  9.83 to 9.84       $10,152          1.73%  1.00% to 1.50% -1.69% to -1.60%

    iShares Dynamic Fixed Income Fund
        2016                               52,273  9.92 to 9.97      $519,734          2.28%  1.00% to 1.50%  1.94% to 2.14%
        2015                               27,156  9.74 to 9.76      $264,776          2.93%  1.00% to 1.50% -2.80% to -2.60%
        2014                                6,752  10.02 to 10.02     $67,630          1.42%  1.00% to 1.50%  0.16% to 0.24%

    iShares Equity Appreciation Fund
        2016                               30,920  9.51 to 9.56      $294,935          1.61%  1.00% to 1.50%  7.59% to 7.81%
        2015                               26,532  8.84 to 8.86      $235,060          3.24%  1.00% to 1.50% -7.95% to -7.77%
        2014                                1,290  9.60 to 9.61       $12,399          1.92%  1.00% to 1.50% -3.97% to -3.88%

   Columbia Variable Portfolio
    Contrarian Core 2 Portfolio
        2016                              115,762  13.10 to 13.17  $1,518,631          0.00%  1.00% to 1.50%  6.96% to 7.17%
        2015                               67,130  12.25 to 12.29    $823,228          0.00%  1.00% to 1.50%  1.36% to 1.56%
        2014                               20,303  12.09 to 12.10    $245,461          0.00%  1.00% to 1.50% 11.32% to 11.32%
                                                                                                              4.59% to 4.59%   ****
        2013                                2,176  10.86 to 10.86     $23,627          0.00%  1.00% to 1.50%       n/a

    Dividend Opportunity Portfolio
        2016                              241,432  12.26 to 12.31  $2,963,524          0.00%  1.00% to 1.50% 11.89% to 12.11%
        2015                              197,599  10.95 to 10.98  $2,166,298          0.00%  1.00% to 1.50% -4.19% to -4.00%
        2014                              106,754  11.43 to 11.44  $1,220,491          0.00%  1.00% to 1.50%  8.32% to 8.32%
                                                                                                              1.47% to 1.47%   ****
        2013                                8,026  10.55 to 10.55     $84,714          0.00%  1.00% to 1.50%       n/a

    Emerging Markets Bond Portfolio
        2016                              675,007  10.59 to 10.64  $7,158,148          2.42%  1.00% to 1.50%  9.59% to 9.81%
        2015                              598,801  9.66 to 9.69    $5,791,126          1.39%  1.00% to 1.50% -2.64% to -2.44%
        2014                              307,643  9.93 to 9.93    $3,053,703          5.83%  1.00% to 1.50%  0.08% to 0.08%
                                                                                                             -7.40% to -7.40%  ****
        2013                               60,302  9.92 to 9.92      $598,086          3.52%  1.00% to 1.50%       n/a

    High Yield Portfolio
        2016                              383,433  11.20 to 11.25  $4,298,366          6.52%  1.00% to 1.50% 10.16% to 10.38%
        2015                              238,620  10.16 to 10.19  $2,427,202          4.90%  1.00% to 1.50% -2.73% to -2.53%
        2014                               78,613  10.45 to 10.46    $821,501          7.57%  1.00% to 1.50%  2.12% to 2.12%
                                                                                                             -0.91% to -0.91%  ****
        2013                                5,517  10.23 to 10.23     $56,452          0.00%  1.00% to 1.50%       n/a

   Deutsche Variable Insurance Portfolios
    Equity 500 Index Portfolio
        2016                              863,561  15.66 to 15.74 $13,556,369          1.49%  1.00% to 1.50% 9.83% to 10.04%
        2015                              546,480  14.26 to 14.30  $7,806,514          1.50%  1.00% to 1.50% -0.44% to -0.24%
        2014                              159,159  14.33 to 14.34  $2,280,681          0.92%  1.00% to 1.50% 11.53% to 11.53%
                                                                                                              4.70% to 4.70%   ****
        2013                               28,042  12.84 to 12.84    $360,194          0.16%  1.00% to 1.50% 29.91% to 29.91%
        2012                                   46  9.89 to 9.89          $458          0.00%  1.00% to 1.50%       n/a

    Small Cap Index Portfolio
        2016                              172,972  15.89 to 15.97  $2,751,551          0.48%  1.00% to 1.50% 19.09% to 19.33%
        2015                               74,138  13.35 to 13.38    $990,026          0.82%  1.00% to 1.50% -6.13% to -5.94%
        2014                               48,095  14.22 to 14.23    $683,787          0.58%  1.00% to 1.50%  3.07% to 3.07%
                                                                                                              5.04% to 5.04%   ****
        2013                               27,096  13.79 to 13.79    $373,738          0.08%  1.00% to 1.50% 36.45% to 36.45%
        2012                                    -        -                 $0          0.00%  1.00% to 1.50%       n/a

    Alternative Asset Allocation Portfolio
        2016                              216,735  9.94 to 9.98    $2,156,135          2.24%  1.00% to 1.50%  3.58% to 3.79%
        2015                              187,127  9.59 to 9.62    $1,796,181          2.38%  1.00% to 1.50% -7.79% to -7.61%
        2014                               96,748  10.40 to 10.41  $1,006,649          1.05%  1.00% to 1.50%  1.85% to 1.85%
                                                                                                             -2.59% to -2.59%  ****
        2013                               33,637  10.21 to 10.21    $343,595          0.87%  1.00% to 1.50% -0.60% to -0.60%
        2012                                5,702  10.28 to 10.28     $58,597          1.39%  1.00% to 1.50%       n/a

    Global Small Cap Growth Portfolio
        2016                               35,153  12.67 to 12.73    $445,792          0.12%  1.00% to 1.50% -0.02% to 0.18%
        2015                               36,486  12.68 to 12.71    $462,641          0.77%  1.00% to 1.50% -0.49% to -0.29%
        2014                               39,237  12.74 to 12.75    $499,816          0.56%  1.00% to 1.50% -5.61% to -5.61%
                                                                                                             -4.49% to -4.49%  ****
        2013                               12,799  13.50 to 13.50    $172,737          0.09%  1.00% to 1.50% 33.85% to 33.85%
        2012                                1,167  10.08 to 10.08     $11,770          0.00%  1.00% to 1.50%       n/a

    Small Mid Cap Value Portfolio
        2016                              146,442  15.33 to 15.40  $2,247,799          0.13%  1.00% to 1.50% 14.91% to 15.14%
        2015                               48,283  13.34 to 13.38    $644,555          0.00%  1.00% to 1.50% -3.52% to -3.33%
        2014                               28,807  13.83 to 13.84    $398,389          0.36%  1.00% to 1.50%  3.68% to 3.68%
                                                                                                              1.57% to 1.57%   ****
        2013                               22,062  13.34 to 13.34    $294,204          0.21%  1.00% to 1.50% 32.89% to 32.89%
        2012                                3,134  10.03 to 10.03     $31,445          0.00%  1.00% to 1.50%       n/a

    Large Cap Value Portfolio
        2016                               23,732  12.16 to 12.22    $288,948          0.65%  1.00% to 1.50% -5.90% to -5.71%
        2015                               23,556  12.92 to 12.96    $304,610          1.29%  1.00% to 1.50% -8.41% to -8.23%
        2014                               19,772  14.11 to 14.12    $279,043          0.61%  1.00% to 1.50%  8.88% to 8.88%
                                                                                                              1.80% to 1.80%   ****
        2013                                4,779  12.96 to 12.96     $61,932          0.00%  1.00% to 1.50% 28.79% to 28.79%
        2012                                    -        -                 $0          0.00%  1.00% to 1.50%       n/a

   Eaton Vance Variable Trust
    Floating Rate Income Portfolio
        2016                            1,700,502  11.07 to 11.13 $18,840,585          3.28%  1.00% to 1.50%  7.48% to 7.70%
        2015                            1,426,824  10.30 to 10.33 $14,703,965          3.40%  1.00% to 1.50% -2.32% to -2.12%
        2014                            1,006,997  10.55 to 10.56 $10,620,177          3.30%  1.00% to 1.50% -0.78% to -0.78%
                                                                                                             -1.34% to -1.34%  ****
        2013                              555,550  10.63 to 10.63  $5,904,828          3.06%  1.00% to 1.50%  2.46% to 2.46%
        2012                               56,258  10.37 to 10.37    $583,623          2.04%  1.00% to 1.50%       n/a

    Large-Cap Value Portfolio
        2016                               47,061  15.90 to 15.98    $750,069          0.00%  1.00% to 1.50%  7.61% to 7.82%
        2015                               44,206  14.78 to 14.82    $654,032          0.40%  1.00% to 1.50% -2.55% to -2.36%
        2014                               34,445  15.17 to 15.18    $522,404          0.00%  1.00% to 1.50% 12.90% to 12.90%
                                                                                                              1.95% to 1.95%   ****
        2013                               11,379  13.43 to 13.43    $152,860          1.46%  1.00% to 1.50% 27.02% to 27.02%
        2012                                1,954  10.58 to 10.58     $20,662          2.75%  1.00% to 1.50%       n/a

    Bond Initial Portfolio
        2016                                    -        -                 $0          4.69%  1.00% to 1.50%       n/a
        2015                                2,553  8.83 to 8.84       $22,548          0.56%  1.00% to 1.50%  2.10% to 2.31%

   First Investors Life Series
    Total Return Portfolio
        2016                               34,523  11.20 to 11.26    $386,775          0.00%  1.00% to 1.50%  5.19% to 5.40%
        2015                               24,513  10.65 to 10.68    $261,063          0.00%  1.00% to 1.50% -2.93% to -2.74%
        2014                               17,114  10.97 to 10.98    $187,774          0.00%  1.00% to 1.50%  4.54% to 4.54%
                                                                                                              1.08% to 1.08%   ****
        2013                                    -  10.49 to 10.49          $0          0.00%  1.00% to 1.50%       n/a

    International Portfolio
        2016                               23,070  9.86 to 9.91      $228,048          0.92%  1.00% to 1.50% -5.49% to -5.30%
        2015                               13,312  10.43 to 10.46    $139,055          0.88%  1.00% to 1.50%  2.10% to 2.31%
        2014                               10,415  10.22 to 10.23    $106,431          0.57%  1.00% to 1.50%  1.01% to 1.01%
                                                                                                             -5.46% to -5.46%  ****
        2013                                  881  10.12 to 10.12      $8,908          0.00%  1.00% to 1.50%       n/a

    Opportunity Fund
        2016                            1,026,650  10.64 to 10.69 $10,950,110          0.38%  1.00% to 1.50%  6.80% to 7.02%
        2015                              748,886  9.96 to 9.99    $7,471,944          0.10%  1.00% to 1.50% -2.14% to -1.95%
        2014                              170,996  10.18 to 10.19  $1,741,472          0.00%  1.00% to 1.50%  1.83% to 1.91%

   Franklin Templeton Variable Insurance Products Trust
    Mutual International Securities Fund
        2013                                    -  10.46 to 10.46          $0          0.00%  1.00% to 1.50%       n/a
        2012                                    -        -                 $0          0.00%  1.00% to 1.50%       n/a

    Mutual Shares Fund
        2016                              407,247  15.10 to 15.18  $6,156,063          2.06%  1.00% to 1.50% 14.50% to 14.73%
        2015                              404,864  13.19 to 13.23  $5,342,250          3.26%  1.00% to 1.50% -6.21% to -6.02%
        2014                              306,112  14.06 to 14.07  $4,305,078          2.09%  1.00% to 1.50%  5.69% to 5.69%
                                                                                                             -0.87% to -0.87%  ****
        2013                              269,574  13.31 to 13.31  $3,587,105          3.47%  1.00% to 1.50% 26.54% to 26.54%
        2012                               33,021  10.52 to 10.52    $347,234          0.58%  1.00% to 1.50%       n/a

    Income Fund
        2016                            1,283,929  12.14 to 12.20 $15,598,217          4.75%  1.00% to 1.50% 12.49% to 12.72%
        2015                            1,233,872  10.79 to 10.82 $13,318,885          4.81%  1.00% to 1.50% -8.30% to -8.12%
        2014                              897,186  11.77 to 11.78 $10,556,896          4.93%  1.00% to 1.50%  3.21% to 3.21%
                                                                                                             -4.25% to -4.25%  ****
        2013                              424,554  11.40 to 11.40  $4,840,030          3.34%  1.00% to 1.50% 12.41% to 12.41%
        2012                                7,153  10.14 to 10.14     $72,542          0.00%  1.00% to 1.50%       n/a

    Global Bond Fund
        2016                            2,456,441  10.30 to 10.35 $25,322,604          0.00%  1.00% to 1.50%  1.56% to 1.76%
        2015                            2,154,162  10.14 to 10.17 $21,853,275          7.94%  1.00% to 1.50% -5.59% to -5.40%
        2014                            1,283,404  10.74 to 10.75 $13,781,629          4.73%  1.00% to 1.50%  0.47% to 0.47%
                                                                                                             -2.12% to -2.12%  ****
        2013                              599,147  10.69 to 10.69  $6,403,753          4.19%  1.00% to 1.50%  0.27% to 0.27%
        2012                               75,043  10.66 to 10.66    $799,942          1.38%  1.00% to 1.50%       n/a

    Foreign Fund
        2016                            2,526,994  10.93 to 10.98 $27,653,297          1.86%  1.00% to 1.50%  5.74% to 5.95%
        2015                            2,228,631  10.34 to 10.36 $23,048,927          3.56%  1.00% to 1.50% -7.75% to -7.56%
        2014                            1,314,858  11.20 to 11.21 $14,731,013          1.88%  1.00% to 1.50%-12.32% to -12.32%
                                                                                                            -13.73% to -13.73% ****
        2013                              544,396  12.78 to 12.78  $6,956,189          1.72%  1.00% to 1.50% 21.32% to 21.32%
        2012                               39,634  10.53 to 10.53    $417,437          0.07%  1.00% to 1.50%       n/a

    Developing Markets Fund
        2016                              432,533  8.02 to 8.06    $3,469,945          0.82%  1.00% to 1.50% 15.87% to 16.10%
        2015                              501,762  6.92 to 6.94    $3,473,231          2.12%  1.00% to 1.50%-20.68% to -20.52%
        2014                              473,467  8.73 to 8.73    $4,131,536          1.81%  1.00% to 1.50% -9.62% to -9.62%
                                                                                                            -11.37% to -11.37% ****
        2013                              275,686  9.65 to 9.65    $2,661,731          1.66%  1.00% to 1.50% -2.25% to -2.25%
        2012                               22,057  9.88 to 9.88      $217,859          0.26%  1.00% to 1.50%       n/a

    Mutual Global Discovery Fund
        2016                              393,100  13.93 to 14.00  $5,481,837          1.64%  1.00% to 1.50% 10.67% to 10.89%
        2015                              386,529  12.59 to 12.63  $4,868,616          3.10%  1.00% to 1.50% -4.94% to -4.75%
        2014                              222,917  13.24 to 13.26  $2,952,407          2.60%  1.00% to 1.50%  4.29% to 4.29%
                                                                                                             -1.29% to -1.29%  ****
        2013                               98,989  12.70 to 12.70  $1,257,082          1.85%  1.00% to 1.50% 25.90% to 25.90%
        2012                                  200  10.09 to 10.09      $2,017          0.00%  1.00% to 1.50%       n/a

    Rising Dividends Fund
        2016                              802,219  15.80 to 15.88 $12,689,207          1.37%  1.00% to 1.50% 14.49% to 14.72%
        2015                              737,215  13.80 to 13.84 $10,180,012          1.48%  1.00% to 1.50% -4.94% to -4.75%
        2014                              534,465  14.52 to 14.53  $7,760,512          1.25%  1.00% to 1.50%  7.26% to 7.26%
                                                                                                              5.05% to 5.05%   ****
        2013                              305,456  13.54 to 13.54  $4,134,779          1.27%  1.00% to 1.50% 27.95% to 27.95%
        2012                               57,950  10.58 to 10.58    $613,082          0.38%  1.00% to 1.50%       n/a

   Ivy Variable Insurance Portfolios
    Asset Strategy Portfolio
        2016                              503,731  10.40 to 10.45  $5,242,709          0.59%  1.00% to 1.50% -3.87% to -3.68%
        2015                              621,597  10.82 to 10.85  $6,727,485          0.38%  1.00% to 1.50% -9.58% to -9.39%
        2014                              484,454  11.96 to 11.97  $5,795,965          0.56%  1.00% to 1.50% -6.54% to -6.54%
                                                                                                             -4.98% to -4.98%  ****
        2013                              307,235  12.80 to 12.80  $3,932,684          0.72%  1.00% to 1.50% 23.45% to 23.45%
        2012                               54,098  10.37 to 10.37    $560,908          0.12%  1.00% to 1.50%       n/a

    Balanced Portfolio
        2016                              634,134  12.75 to 12.81  $8,093,987          1.65%  1.00% to 1.50%  0.66% to 0.86%
        2015                              491,534  12.67 to 12.70  $6,229,719          0.94%  1.00% to 1.50% -1.66% to -1.47%
        2014                              351,408  12.88 to 12.89  $4,526,968          0.70%  1.00% to 1.50%  6.13% to 6.13%
                                                                                                              2.96% to 2.96%   ****
        2013                              153,800  12.14 to 12.14  $1,866,778          0.98%  1.00% to 1.50% 22.04% to 22.04%
        2012                                    -        -                 $0          0.00%  1.00% to 1.50%       n/a

    Dividend Opportunities Portfolio
        2016                               82,249  14.52 to 14.59  $1,195,551          1.18%  1.00% to 1.50%  5.52% to 5.73%
        2015                               78,561  13.76 to 13.80  $1,081,568          1.12%  1.00% to 1.50% -3.37% to -3.18%
        2014                               41,956  14.24 to 14.25    $597,328          0.83%  1.00% to 1.50%  8.37% to 8.37%
                                                                                                              3.35% to 3.35%   ****
        2013                               19,618  13.14 to 13.14    $257,714          1.15%  1.00% to 1.50% 27.88% to 27.88%
        2012                                2,145  10.27 to 10.27     $22,037          0.43%  1.00% to 1.50%       n/a

    Energy Portfolio
        2016                              175,858  10.11 to 10.16  $1,779,688          0.12%  1.00% to 1.50% 32.75% to 33.01%
        2015                              112,030  7.62 to 7.64      $853,638          0.07%  1.00% to 1.50%-23.19% to -23.03%
        2014                               64,935  9.92 to 9.92      $643,909          0.00%  1.00% to 1.50%-11.76% to -11.76%
                                                                                                            -23.39% to -23.39% ****
        2013                               37,999  11.24 to 11.24    $427,013          0.00%  1.00% to 1.50% 26.04% to 26.04%
        2012                                  465  8.92 to 8.92        $4,148          0.00%  1.00% to 1.50%       n/a

    Global Bond Portfolio
        2016                               71,482  10.13 to 10.18    $725,672          3.36%  1.00% to 1.50%  5.60% to 5.81%
        2015                               63,837  9.59 to 9.62      $613,047          3.34%  1.00% to 1.50% -3.96% to -3.77%
        2014                               35,851  9.99 to 10.00     $358,067          1.19%  1.00% to 1.50% -1.16% to -1.16%
                                                                                                             -3.71% to -3.71%  ****
        2013                               11,043  10.10 to 10.10    $111,585          0.00%  1.00% to 1.50%  0.38% to 0.38%
        2012                                  467  10.07 to 10.07      $4,705          5.05%  1.00% to 1.50%       n/a

    Global Natural Resources Portfolio
        2016                               69,065  7.57 to 7.60      $522,924          0.64%  1.00% to 1.50% 22.15% to 22.39%
        2015                               52,044  6.20 to 6.21      $322,490          0.09%  1.00% to 1.50%-23.44% to -23.28%
        2014                               20,134  8.09 to 8.10      $162,913          0.00%  1.00% to 1.50%-14.20% to -14.20%
                                                                                                            -23.38% to -23.38% ****
        2013                               13,204  9.43 to 9.43      $124,532          0.00%  1.00% to 1.50%  6.36% to 6.36%
        2012                                8,148  8.87 to 8.87       $72,254          0.00%  1.00% to 1.50%       n/a

    Growth Portfolio
        2016                              133,831  16.00 to 16.08  $2,144,618          0.02%  1.00% to 1.50% -0.13% to 0.07%
        2015                              146,041  16.02 to 16.07  $2,341,385          0.08%  1.00% to 1.50%  5.73% to 5.94%
        2014                               47,594  15.15 to 15.17    $721,212          0.40%  1.00% to 1.50% 10.31% to 10.31%
                                                                                                              4.00% to 4.00%   ****
        2013                               15,913  13.74 to 13.74    $218,591          0.23%  1.00% to 1.50% 34.63% to 34.63%
        2012                                2,362  10.20 to 10.20     $24,101          0.00%  1.00% to 1.50%       n/a

    High Income Portfolio
        2016                            1,217,081  11.03 to 11.08 $13,439,253          7.44%  1.00% to 1.50% 14.63% to 14.86%
        2015                            1,170,391  9.62 to 9.65   $11,269,359          6.76%  1.00% to 1.50% -7.76% to -7.57%
        2014                              714,927  10.43 to 10.44  $7,458,516          4.18%  1.00% to 1.50%  0.54% to 0.54%
                                                                                                             -3.01% to -3.01%  ****
        2013                              140,115  10.38 to 10.38  $1,453,880          0.00%  1.00% to 1.50%       n/a

    International Core Equity Portfolio
        2016                              385,765  12.08 to 12.14  $4,670,742          1.27%  1.00% to 1.50% -0.27% to -0.07%
        2015                              357,385  12.12 to 12.15  $4,334,675          1.24%  1.00% to 1.50% -2.27% to -2.07%
        2014                              171,530  12.40 to 12.41  $2,126,792          2.22%  1.00% to 1.50%  0.08% to 0.08%
                                                                                                             -6.24% to -6.24%  ****
        2013                               71,087  12.39 to 12.39    $880,584          0.95%  1.00% to 1.50% 23.24% to 23.24%
        2012                                6,480  10.05 to 10.05     $65,133          0.00%  1.00% to 1.50%       n/a

    Global Growth Portfolio
        2016                               55,479  12.04 to 12.10    $669,188          0.23%  1.00% to 1.50% -4.34% to -4.15%
        2015                               53,313  12.59 to 12.63    $671,921          0.46%  1.00% to 1.50%  2.01% to 2.21%
        2014                               26,733  12.34 to 12.35    $330,043          2.08%  1.00% to 1.50% -0.40% to -0.40%
                                                                                                             -4.40% to -4.40%  ****
        2013                                7,989  12.39 to 12.39     $99,007          0.31%  1.00% to 1.50% 17.63% to 17.63%
        2012                                1,806  10.54 to 10.54     $19,025          2.00%  1.00% to 1.50%       n/a

    Mid Cap Growth Portfolio
        2016                              188,033  13.32 to 13.39  $2,511,391          0.00%  1.00% to 1.50%  4.69% to 4.90%
        2015                              177,600  12.73 to 12.76  $2,262,503          0.00%  1.00% to 1.50% -7.04% to -6.86%
        2014                               90,014  13.69 to 13.70  $1,232,452          0.00%  1.00% to 1.50%  6.42% to 6.42%
                                                                                                              5.39% to 5.39%   ****
        2013                               51,963  12.87 to 12.87    $668,514          0.00%  1.00% to 1.50% 28.20% to 28.20%
        2012                                5,089  10.04 to 10.04     $51,067          0.00%  1.00% to 1.50%       n/a

    Science and Technology Portfolio
        2016                              276,852  16.26 to 16.34  $4,507,672          0.00%  1.00% to 1.50%  0.18% to 0.38%
        2015                              284,435  16.23 to 16.28  $4,619,740          0.00%  1.00% to 1.50% -4.18% to -3.99%
        2014                              180,090  16.94 to 16.95  $3,050,500          0.00%  1.00% to 1.50%  1.53% to 1.53%
                                                                                                             -1.06% to -1.06%  ****
        2013                               83,885  16.68 to 16.68  $1,399,415          0.00%  1.00% to 1.50% 54.29% to 54.29%
        2012                                4,165  10.81 to 10.81     $45,034          0.00%  1.00% to 1.50%       n/a

    Small Cap Growth Portfolio
        2016                              179,990  13.04 to 13.10  $2,349,692          0.00%  1.00% to 1.50%  1.53% to 1.74%
        2015                              266,024  12.84 to 12.88  $3,417,705          0.00%  1.00% to 1.50%  0.52% to 0.72%
        2014                               65,508  12.77 to 12.78    $836,817          0.00%  1.00% to 1.50%  0.23% to 0.23%
                                                                                                              1.88% to 1.88%   ****
        2013                               41,970  12.74 to 12.74    $534,879          0.00%  1.00% to 1.50% 41.44% to 41.44%
        2012                                2,004  9.01 to 9.01       $18,056          0.00%  1.00% to 1.50%       n/a

    Small Cap Value Portfolio
        2016                              483,311  17.35 to 17.43  $8,394,405          0.35%  1.00% to 1.50% 27.15% to 27.40%
        2015                              439,596  13.64 to 13.68  $6,000,932          0.09%  1.00% to 1.50% -6.85% to -6.66%
        2014                              274,972  14.65 to 14.66  $4,027,415          0.08%  1.00% to 1.50%  5.61% to 5.61%
                                                                                                              3.28% to 3.28%   ****
        2013                              100,624  13.87 to 13.87  $1,395,448          0.46%  1.00% to 1.50% 31.74% to 31.74%
        2012                                7,430  10.53 to 10.53     $78,216          0.02%  1.00% to 1.50%       n/a

   Lazard Retirement Series, Inc.
    International Equity Portfolio
        2016                               44,380  11.22 to 11.27    $498,073          1.41%  1.00% to 1.50% -5.57% to -5.38%
        2015                               37,812  11.88 to 11.91    $449,276          1.85%  1.00% to 1.50%  0.38% to 0.58%
        2014                               27,638  11.84 to 11.85    $327,108          3.02%  1.00% to 1.50% -5.49% to -5.49%
                                                                                                             -6.92% to -6.92%  ****
        2013                                1,361  12.52 to 12.52     $17,043          1.79%  1.00% to 1.50% 19.14% to 19.14%
        2012                                    -        -                 $0          0.00%  1.00% to 1.50%       n/a

    Global Dynamic Multi Asset Portfolio
        2016                              150,612  11.98 to 12.04  $1,806,575          0.27%  1.00% to 1.50%  1.92% to 2.12%
        2015                              133,198  11.75 to 11.79  $1,566,486          0.00%  1.00% to 1.50% -1.78% to -1.58%
        2014                               46,584  11.97 to 11.98    $557,441          1.02%  1.00% to 1.50%  1.32% to 1.32%
                                                                                                             -1.48% to -1.48%  ****
        2013                                2,452  11.81 to 11.81     $28,956          0.58%  1.00% to 1.50% 17.89% to 17.89%
        2012                                    -        -                 $0          0.00%  1.00% to 1.50%       n/a

   Legg Mason Partners Variable Equity Trust
    Western Asset Variable Global High Yield Bond Portfolio
        2016                               26,707  11.78 to 11.84    $314,704          5.41%  1.00% to 1.50% 13.81% to 14.04%
        2015                               30,042  10.35 to 10.38    $310,926          6.05%  1.00% to 1.50% -7.34% to -7.15%
        2014                               29,499  11.17 to 11.18    $329,482          5.28%  1.00% to 1.50% -2.83% to -2.83%
                                                                                                             -7.03% to -7.03%  ****
        2013                               46,838  11.49 to 11.49    $538,382          8.59%  1.00% to 1.50%  4.64% to 4.64%
        2012                               14,230  10.99 to 10.99    $156,322         11.74%  1.00% to 1.50%       n/a

    ClearBridge Variable Mid Cap Portfolio
        2016                              181,020  16.01 to 16.09  $2,901,900          0.31%  1.00% to 1.50%  7.65% to 7.86%
        2015                               99,349  14.88 to 14.92  $1,478,949          0.06%  1.00% to 1.50%  0.62% to 0.82%
        2014                               51,075  14.79 to 14.80    $755,188          0.14%  1.00% to 1.50%  6.38% to 6.38%
                                                                                                              3.18% to 3.18%   ****
        2013                                9,738  13.90 to 13.90    $135,355          0.01%  1.00% to 1.50% 35.22% to 35.22%
        2012                                  246  10.28 to 10.28      $2,528          1.32%  1.00% to 1.50%       n/a

    ClearBridge Variable Dividend Strategy Portfolio
        2016                              354,854  14.75 to 14.82  $5,241,368          1.78%  1.00% to 1.50% 13.24% to 13.47%
        2015                              143,810  13.03 to 13.06  $1,874,380          2.56%  1.00% to 1.50% -5.72% to -5.53%
        2014                               35,094  13.82 to 13.83    $484,881          2.84%  1.00% to 1.50% 11.96% to 11.96%
                                                                                                              5.35% to 5.35%   ****
        2013                                8,963  12.34 to 12.34    $110,597          2.76%  1.00% to 1.50% 24.00% to 24.00%
        2012                                    -        -                 $0          0.00%  1.00% to 1.50%       n/a

    ClearBridge Variable Small Cap Growth Portfolio
        2016                               84,481  14.45 to 14.52  $1,221,861          0.00%  1.00% to 1.50%  4.12% to 4.33%
        2015                               71,634  13.88 to 13.92    $994,587          0.00%  1.00% to 1.50% -5.87% to -5.68%
        2014                               37,377  14.75 to 14.76    $551,130          0.00%  1.00% to 1.50%  2.39% to 2.39%
                                                                                                              6.54% to 6.54%   ****
        2013                               20,083  14.40 to 14.40    $289,203          0.03%  1.00% to 1.50% 44.65% to 45.65%
        2012                                    -        -                 $0          0.00%  1.00% to 1.50%       n/a

    ClearBridge Variable Aggressive Growth Portfolio
        2016                               60,450  9.21 to 9.24      $557,403          0.68%  1.00% to 1.50% -0.42% to -0.22%
        2015                                9,395  9.25 to 9.26       $86,893          0.13%  1.00% to 1.50% -7.51% to -7.44%

    Western Asset Variable Core Bond Plus Portfolio
        2016                            1,881,488  10.11 to 10.14 $19,033,799          3.03%  1.00% to 1.50%  2.78% to 2.98%
        2015                              622,685  9.83 to 9.84    $6,125,766          2.12%  1.00% to 1.50% -1.66% to -1.57%

   QS Legg Mason Partners Variable Income Trust
    Dynamic Multi Strategy VIT Portfolio
        2016                               42,379  11.28 to 11.34    $478,564          0.89%  1.00% to 1.50% -1.81% to -1.61%
        2015                               45,107  11.49 to 11.52    $518,540          1.04%  1.00% to 1.50% -6.71% to -6.52%
        2014                               24,420  12.32 to 12.33    $300,794          2.31%  1.00% to 1.50%  4.95% to 4.95%
                                                                                                              0.22% to 0.22%   ****
        2013                                1,977  11.74 to 11.74     $23,207          1.50%  1.00% to 1.50% 16.54% to 16.54%
        2012                                    -        -                 $0          0.00%  1.00% to 1.50%       n/a

   Pioneer Variable Contracts Trust
    Fund Portfolio
        2016                               29,422  15.28 to 15.36    $449,977          1.58%  1.00% to 1.50%  8.15% to 8.36%
        2015                               26,135  14.13 to 14.17    $369,521          0.76%  1.00% to 1.50% -1.71% to -1.51%
        2014                               16,267  14.38 to 14.39    $233,887          0.94%  1.00% to 1.50%  9.29% to 9.29%
                                                                                                              3.94% to 3.94%   ****
        2013                               10,659  13.16 to 13.16    $140,222          1.32%  1.00% to 1.50% 31.20% to 31.20%
        2012                                2,077  10.03 to 10.03     $20,821          0.91%  1.00% to 1.50%       n/a

    Bond Portfolio
        2016                            2,639,090  11.03 to 11.08 $29,147,631          2.51%  1.00% to 1.50%  2.53% to 2.73%
        2015                            2,337,602  10.75 to 10.78 $25,163,445          3.00%  1.00% to 1.50% -1.27% to -1.07%
        2014                              655,792  10.89 to 10.90  $7,142,163          2.97%  1.00% to 1.50%  4.37% to 4.37%
                                                                                                              0.76% to 0.76%   ****
        2013                              341,185  10.44 to 10.44  $3,560,015          4.05%  1.00% to 1.50% -0.52% to -0.52%
        2012                               42,469  10.49 to 10.49    $445,453          2.16%  1.00% to 1.50%       n/a

    Strategic Income Portfolio
        2016                              838,274  11.09 to 11.14  $9,306,527          3.24%  1.00% to 1.50%  5.88% to 6.10%
        2015                              781,495  10.47 to 10.50  $8,190,076          3.09%  1.00% to 1.50% -2.84% to -2.65%
        2014                              455,032  10.78 to 10.79  $4,904,885          3.43%  1.00% to 1.50%  2.32% to 2.32%
                                                                                                             -1.42% to -1.42%  ****
        2013                              180,892  10.54 to 10.54  $1,905,709          4.59%  1.00% to 1.50% -0.43% to -0.43%
        2012                               72,378  10.58 to 10.58    $765,822          2.78%  1.00% to 1.50%       n/a

    Equity Income Portfolio
        2016                              259,241  16.91 to 17.00  $4,390,812          1.91%  1.00% to 1.50% 17.92% to 18.16%
        2015                              171,611  14.34 to 14.38  $2,463,478          1.94%  1.00% to 1.50% -1.12% to -0.92%
        2014                               81,762  14.51 to 14.52  $1,186,117          2.93%  1.00% to 1.50% 11.25% to 11.25%
                                                                                                              6.30% to 6.30%   ****
        2013                               37,609  13.04 to 13.04    $490,401          2.40%  1.00% to 1.50% 27.11% to 27.11%
        2012                                7,557  10.26 to 10.26     $77,522          4.48%  1.00% to 1.50%       n/a

    High Yield Portfolio
        2016                              120,292  12.23 to 12.28  $1,472,228          5.91%  1.00% to 1.50% 12.24% to 12.47%
        2015                              110,931  10.89 to 10.92  $1,209,090          8.37%  1.00% to 1.50% -5.52% to -5.34%
        2014                               99,735  11.53 to 11.54  $1,150,179          5.81%  1.00% to 1.50% -1.64% to -1.64%
                                                                                                             -5.25% to -5.25%  ****
        2013                              300,929  11.72 to 11.72  $3,526,509          2.63%  1.00% to 1.50% 10.31% to 10.31%
        2012                               58,340  10.63 to 10.63    $619,784          3.00%  1.00% to 1.50%       n/a

   Prudential Series Funds
    Jennison 20/20 Focus Portfolio
        2016                               31,278  13.57 to 13.57    $424,475          0.00%  1.00% to 1.50% -0.13% to -0.13%
        2015                               24,259  13.59 to 13.63    $329,648          0.00%  1.00% to 1.50%  4.44% to 4.65%
        2014                               24,296  13.01 to 13.02    $316,101          0.00%  1.00% to 1.50%  5.27% to 5.27%
                                                                                                             -0.16% to -0.16%  ****
        2013                               18,275  12.36 to 12.36    $225,852          0.00%  1.00% to 1.50% 27.62% to 27.62%
        2012                                1,589  9.68 to 9.68       $15,385          0.00%  1.00% to 1.50%       n/a

    Natural Resources Portfolio
        2016                              124,593  6.21 to 6.24      $774,486          0.00%  1.00% to 1.50% 23.15% to 23.39%
        2015                               79,298  5.04 to 5.05      $399,943          0.00%  1.00% to 1.50%-29.45% to -29.30%
        2014                               50,008  7.14 to 7.15      $357,247          0.00%  1.00% to 1.50%-21.27% to -21.27%
                                                                                                            -31.03% to -31.03% ****
        2013                               14,689  9.07 to 9.07      $133,287          0.00%  1.00% to 1.50%  8.29% to 8.29%
        2012                                5,000  8.38 to 8.38       $41,898          0.00%  1.00% to 1.50%       n/a

    SP Prudential US Emerging Growth Portfolio
        2016                               28,099  13.66 to 13.73    $384,418          0.00%  1.00% to 1.50%  2.42% to 2.62%
        2015                               33,419  13.34 to 13.38    $446,008          0.00%  1.00% to 1.50% -4.04% to -3.85%
        2014                               34,789  13.90 to 13.91    $483,580          0.00%  1.00% to 1.50%  7.69% to 7.69%
                                                                                                              6.17% to 6.17%   ****
        2013                               23,220  12.91 to 12.91    $299,726          0.00%  1.00% to 1.50% 26.12% to 26.12%
        2012                                4,284  10.23 to 10.23     $43,842          0.00%  1.00% to 1.50%       n/a

   Royce Capital Fund
    Micro-Cap Portfolio
        2016                               44,814  10.68 to 10.74    $479,544          0.51%  1.00% to 1.50% 17.77% to 18.01%
        2015                               46,010  9.07 to 9.10      $417,664          0.00%  1.00% to 1.50%-13.78% to -13.61%
        2014                               38,322  10.52 to 10.53    $403,333          0.00%  1.00% to 1.50% -5.13% to -5.13%
                                                                                                             -1.36% to -1.36%  ****
        2013                               15,757  11.09 to 11.09    $174,776          0.45%  1.00% to 1.50% 19.04% to 19.04%
        2012                                5,349  9.32 to 9.32       $49,846          0.00%  1.00% to 1.50%       n/a

    Small Cap Portfolio
        2016                              678,690  14.14 to 14.21  $9,614,439          1.70%  1.00% to 1.50% 18.92% to 19.16%
        2015                              622,164  11.89 to 11.93  $7,405,466          0.49%  1.00% to 1.50%-13.15% to -12.98%
        2014                              356,507  13.69 to 13.71  $4,882,129          0.00%  1.00% to 1.50%  1.54% to 1.54%
                                                                                                              4.02% to 4.02%   ****
        2013                              117,407  13.49 to 13.49  $1,583,322          1.58%  1.00% to 1.50% 32.64% to 32.64%
        2012                               10,721  10.17 to 10.17    $109,009          0.05%  1.00% to 1.50%       n/a

   Alps
    Alerian Energy Infrastructure Portfolio
        2016                              214,149  8.12 to 8.16    $1,742,373          2.55%  1.00% to 1.50% 38.91% to 39.19%
        2015                              140,978  5.84 to 5.86      $824,630          1.28%  1.00% to 1.50%-38.76% to -38.63%
        2014                               41,872  9.54 to 9.55      $399,590          0.23%  1.00% to 1.50% -4.57% to -4.49%

    Red Rocks Listed Private Equity Portfolio
        2016                               31,067  9.70 to 9.73      $301,600          0.89%  1.00% to 1.50%  6.52% to 6.74%
        2015                               17,656  9.11 to 9.12      $160,817          0.11%  1.00% to 1.50% -8.92% to -8.84%

   American Funds IS
    Asset Allocation Fund
        2016                            1,757,313  10.89 to 10.94 $19,162,946          1.76%  1.00% to 1.50%  7.70% to 7.92%
        2015                              807,913  10.11 to 10.14  $8,178,458          3.14%  1.00% to 1.50% -0.21% to -0.01%
        2014                               63,631  10.13 to 10.14    $645,067          1.88%  1.00% to 1.50%  1.35% to 1.43%

    Blue Chip Income and Growth Fund
        2016                            1,191,707  11.76 to 11.82 $14,030,863          2.32%  1.00% to 1.50% 16.91% to 17.14%
        2015                              564,646  10.06 to 10.09  $5,684,566          2.70%  1.00% to 1.50% -4.51% to -4.32%
        2014                              201,763  10.53 to 10.54  $2,125,588          4.76%  1.00% to 1.50%  5.32% to 5.41%

    Ultra-Short Bond Fund
        2016                            1,342,304  9.54 to 9.59   $12,826,412          0.00%  1.00% to 1.50% -1.78% to -1.59%
        2015                            1,625,317  9.71 to 9.74   $15,798,803          0.00%  1.00% to 1.50% -2.04% to -1.85%
        2014                              728,158  9.92 to 9.93    $7,221,320          0.00%  1.00% to 1.50% -0.83% to -0.75%

    Capital Income Builder Fund
        2016                              809,445  9.69 to 9.74    $7,856,367          3.18%  1.00% to 1.50%  2.39% to 2.60%
        2015                              502,843  9.47 to 9.49    $4,765,182          2.92%  1.00% to 1.50% -3.11% to -2.92%
        2014                               62,992  9.77 to 9.78      $615,509          1.45%  1.00% to 1.50% -2.31% to -2.22%

    Global Growth Fund
        2016                              263,246  10.35 to 10.40  $2,729,142          0.75%  1.00% to 1.50% -0.98% to -0.78%
        2015                              218,567  10.45 to 10.48  $2,287,088          1.66%  1.00% to 1.50%  5.26% to 5.47%
        2014                               25,787  9.93 to 9.94      $256,192          1.03%  1.00% to 1.50% -0.68% to -0.59%

    Global Growth and Income Fund
        2016                              407,304  10.15 to 10.20  $4,141,736          2.16%  1.00% to 1.50%  5.60% to 5.81%
        2015                              251,907  9.62 to 9.64    $2,426,026          3.36%  1.00% to 1.50% -2.92% to -2.72%
        2014                               15,312  9.90 to 9.91      $151,652          5.12%  1.00% to 1.50% -0.96% to -0.88%

    Global Small Capitalization Fund
        2016                              140,116  9.65 to 9.69    $1,355,137          0.08%  1.00% to 1.50%  0.48% to 0.68%
        2015                              227,555  9.60 to 9.63    $2,186,411          0.00%  1.00% to 1.50% -1.36% to -1.16%
        2014                                9,369  9.73 to 9.74       $91,212          0.11%  1.00% to 1.50% -2.68% to -2.59%

    Growth Fund
        2016                              603,340  11.63 to 11.68  $7,025,261          0.63%  1.00% to 1.50%  7.75% to 7.97%
        2015                              403,510  10.79 to 10.82  $4,357,889          1.25%  1.00% to 1.50%  5.15% to 5.37%
        2014                               83,979  10.26 to 10.27    $861,882          1.08%  1.00% to 1.50%  2.61% to 2.69%

    Growth-Income Fund
        2016                              912,448  11.19 to 11.25 $10,231,418          1.54%  1.00% to 1.50%  9.76% to 9.98%
        2015                              469,186  10.20 to 10.23  $4,790,060          2.28%  1.00% to 1.50% -0.15% to 0.05%
        2014                              103,933  10.21 to 10.22  $1,061,651          2.04%  1.00% to 1.50%  2.14% to 2.22%

    International Fund
        2016                              238,483  8.96 to 9.01    $2,143,281          1.42%  1.00% to 1.50%  1.83% to 2.04%
        2015                              176,514  8.80 to 8.83    $1,555,816          2.33%  1.00% to 1.50% -6.03% to -5.84%
        2014                               30,624  9.37 to 9.37      $287,001          2.36%  1.00% to 1.50% -6.33% to -6.25%

    International Growth and Income Fund
        2016                              223,673  8.52 to 8.56    $1,907,815          2.77%  1.00% to 1.50% -0.18% to 0.02%
        2015                              146,100  8.53 to 8.56    $1,247,857          3.89%  1.00% to 1.50% -7.08% to -6.90%
        2014                               10,015  9.19 to 9.19       $92,019          5.93%  1.00% to 1.50% -8.15% to -8.07%

    New World Fund
        2016                            1,383,251  8.60 to 8.65   $11,927,318          0.70%  1.00% to 1.50%  3.63% to 3.84%
        2015                            1,059,832  8.30 to 8.33    $8,809,643          0.70%  1.00% to 1.50% -4.67% to -4.48%
        2014                              241,423  8.71 to 8.72    $2,102,795          1.81%  1.00% to 1.50%-12.91% to -12.84%

    U.S. Government/AAA-Rated Securities Fund
        2016                              768,717  10.03 to 10.08  $7,730,632          1.33%  1.00% to 1.50% -0.36% to -0.16%
        2015                              523,628  10.06 to 10.09  $5,281,120          2.46%  1.00% to 1.50% -0.07% to 0.13%
        2014                               41,258  10.07 to 10.08    $415,682          1.73%  1.00% to 1.50%  0.72% to 0.80%

   Oppenheimer VA Service Class
    Core Bond Fund
        2016                              183,899  10.23 to 10.28  $1,883,268          3.87%  1.00% to 1.50%  1.67% to 1.87%
        2015                              126,370  10.06 to 10.09  $1,272,341          4.00%  1.00% to 1.50% -0.65% to -0.45%
        2014                               28,921  10.12 to 10.13    $292,828          0.00%  1.00% to 1.50%  1.24% to 1.32%

    Discovery Mid Cap Growth Fund
        2016                               69,024  11.07 to 11.12    $765,062          0.00%  1.00% to 1.50%  0.71% to 0.91%
        2015                               86,870  10.99 to 11.02    $955,449          0.00%  1.00% to 1.50%  4.92% to 5.13%
        2014                                2,410  10.48 to 10.48     $25,249          0.00%  1.00% to 1.50%  4.75% to 4.84%

    Global Multi-Alternatives Fund
        2016                               25,872  9.45 to 9.50      $244,847          1.38%  1.00% to 1.50%  2.10% to 2.30%
        2015                               18,204  9.26 to 9.28      $168,791          0.13%  1.00% to 1.50% -4.97% to -4.78%
        2014                               10,727  9.74 to 9.75      $104,541          4.75%  1.00% to 1.50% -2.57% to -2.49%

    Global Fund
        2016                              101,878  9.86 to 9.91    $1,006,775          0.79%  1.00% to 1.50% -1.50% to -1.30%
        2015                              100,088  10.01 to 10.04  $1,003,116          1.16%  1.00% to 1.50%  2.28% to 2.49%
        2014                                5,615  9.79 to 9.80       $54,982          0.00%  1.00% to 1.50% -2.10% to -2.01%

    International Growth Fund
        2016                              127,654  9.03 to 9.07    $1,154,655          0.92%  1.00% to 1.50% -4.02% to -3.83%
        2015                              126,222  9.41 to 9.44    $1,189,022          0.58%  1.00% to 1.50%  1.72% to 1.93%
        2014                               23,787  9.25 to 9.26      $220,047          0.00%  1.00% to 1.50% -7.51% to -7.43%

    Main Street Fund
        2016                              173,754  11.51 to 11.57  $2,003,711          0.90%  1.00% to 1.50% 9.81% to 10.03%
        2015                               83,027  10.49 to 10.52    $871,289          0.37%  1.00% to 1.50%  1.72% to 1.93%
        2014                                1,357  10.31 to 10.32     $13,993          0.00%  1.00% to 1.50%  3.08% to 3.17%

    Main Street Small Cap Fund
        2016                              202,405  11.72 to 11.78  $2,378,265          0.24%  1.00% to 1.50% 16.09% to 16.33%
        2015                              138,342  10.10 to 10.13  $1,398,862          0.89%  1.00% to 1.50% -7.35% to -7.17%
        2014                               55,257  10.90 to 10.91    $602,230          0.00%  1.00% to 1.50%  8.98% to 9.07%

   Transparent Value VI
    Directional Allocation Portfolio
        2016                                    -        -                 $0          0.00%  1.00% to 1.50%       n/a
        2015                               17,596  9.26 to 9.28      $162,873          0.00%  1.00% to 1.50% -4.06% to -3.87%
        2014                               12,657  9.65 to 9.66      $122,124          0.00%  1.00% to 1.50% -3.52% to -3.43%

   T. Rowe Price
    Blue Chip Growth Portfolio
        2016                              556,025  9.80 to 9.83    $5,455,076          0.00%  1.00% to 1.50% -0.81% to -0.61%
        2015                              202,458  9.88 to 9.89    $2,001,222          0.00%  1.00% to 1.50% -1.18% to -1.10%

    Health Sciences Portfolio
        2016                              380,909  8.00 to 8.02    $3,048,925          0.00%  1.00% to 1.50%-11.91% to -11.74%
        2015                              192,859  9.08 to 9.09    $1,751,317          0.00%  1.00% to 1.50% -9.20% to -9.13%

          *    The Investment Income Ratio represents the dividends, excluding distributions of capital gains, received by the portfolio, net of management fees assessed by the fund manager, divided by the average net assets.  This ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values.  The recognition of investment income is affected by the timing of the declaration of dividends.

          **   The Expense Ratio represents the annualized contract expenses of each portfolio within the Separate
               Account, consisting primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.  Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

          ***  The Total Return is calculated as the change in the unit value of the underlying portfolio, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.  For newly introduced portfolios, the total return for the first year is calculated as the percentage change from inception to the end of the period.

          **** The Total Return noted relate to partial year total return for the Sammons Retirement Solutions
               LiveWell Variable Annuity with Value Endorsement that became available July 30, 2014.

6.      Diversification Requirements

        Under the provisions of Section 817(h) of the Internal Revenue Code, as amended (the Code), a variable life insurance policy, other than a policy issued in connection with certain types of employee benefit plans, will not be treated as a life insurance policy for federal tax purposes for any period for which the investment of the segregated asset account, on which the policy is based, are not adequately diversified.  The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbour test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

        The Internal Revenue Service has issued regulations under Section 817(h) of the Code.  Midland National Life believes, based on assurances from the Funds, that the Separate Account C satisfies the current requirements of the regulations.
Part C

OTHER INFORMATION

 Item 24.

(a)  Financial Statements

All required financial statements are included in Part B of the Registration Statement

(b)  Exhibits:

(1)   Resolution of the Board of Directors of Midland National Life Insurance Company authorizing establishment of Separate Account C (2)

(2)   Not Applicable

(3)   (a)   Principal Underwriting Agreement between Midland National Life Insurance Company and Sammons Financial Network (8)

        (b)  Registered Representative Contract  (8)

(4)  (a)   Form of Flexible Premium Deferred Variable Annuity Contract (8)

        (b)   Optional LiveWell Value Endorsement (16)

(5)  Application for Flexible Premium Deferred Variable Annuity Contract (8)

(6)   (a)  Articles of Incorporation of Midland National Life Insurance Company (2)

        (b)  By-laws of Midland National Life Insurance Company (2)

(7)   Reinsurance Agreement for contracts issued under this Registration Statement. (4)

(8)   (a)      Participation Agreement between Midland National Life Insurance Company and Fidelity VIP I and VIP II. (5)

(b)       Amendments to Participation Agreement for Fidelity Distributors Corporation/Variable Insurance Products Fund, and Variable Products Fund II.  (1)

(c)       Participation Agreement between Midland National Life Insurance Company and Fidelity VIP III. (6)

(d)      Amendments to Participation Agreement for Fidelity Distributors Corporation/Variable Insurance Products Fund III.  (3)

(e)       Participation Agreement between Midland National Life Insurance Company and Janus Capital Management LLC. (4)

(f)       Rule 22c-2 Agreement between Midland National Life Insurance Company Calvert Distributors, Inc.   (7)

(g)       SEC Rule 22c-2 Amendment to Participation Agreement between Midland National Life Insurance Company and Fidelity Distributors Corporation.   (7)

(h)          SEC Rule 22c-2 Supplement to Participation Agreement between Midland National Life Insurance Company and Janus Capital Management LLC.  (7)

(i)            Rule 22c-2 Shareholder Information Agreement between Midland National and MFS Fund Distributors Inc.  (7)

(j)            Participation agreement between Midland National Life Insurance Company and BlackRock.  (9)

(k)       Participation agreement between Midland National Life Insurance Company and DWS. (9)

(l)        Participation agreement between Midland National Life Insurance Company and Eaton Vance. (9)

(m)         Participation agreement between Midland National Life Insurance Company and Franklin Templeton. (9)

(n)          Amendment to Participation agreement between Midland National Life Insurance Company and Franklin Templeton. (9)

(o)          Participation agreement between Midland National Life Insurance Company and Ivy Funds. (9)

(p)          Participation agreement between Midland National Life Insurance Company and Legg Mason. (9)

(q)          Participation agreement between Midland National Life Insurance Company and Pioneer Funds. (9)

(r)            Participation agreement between Midland National Life Insurance Company and Prudential. (9)

(s)           Participation agreement between Midland National Life Insurance Company and Royce Funds. (9)

(t)            Amendment to Participation agreement between Midland National Life Insurance Company and Janus Capital Management LLC. (9)

(u)          Participation Agreement between Midland National Life Insurance Company and Massachusetts Financial Variable Insurance Trusts. (9)

(v)          Participation Agreement between Midland National Life Insurance Company and Fred Alger Management, Inc.  (9)

(w)         Participation Agreement between Midland National Life Insurance Company and Calvert Asset Management Company, Inc. (9)

(x)          Participation Agreement between Midland National Life Insurance Company and Pacific Investment Management Company LLC. (9)

(y)          Participation Agreement between Midland National Life Insurance Company and Rydex Distributors LLC. (9)

(z)           Participation Agreement between Midland National Life Insurance Company and AllianceBernstein. (10)

(aa)        Amendment to Participation Agreement between Midland National Life Insurance Company and American Century. (10)

(bb)       Participation Agreement Amended and Restated between Midland National Life Insurance Company and DWS. (10)

(cc)        Participation Agreement between Midland National Life Insurance Company and Lazard. (10)

(dd)       Participation Agreement between Midland National Life Insurance Company and Lord Abbett. (10)

(ee)        Amendment to Participation Agreement between Midland National Life Insurance Company and Northern Lights Variable Trust. (10)

(ff)         Amendment to Participation Agreement between Midland National Life Insurance Company and Van Eck. (10)

(gg)       Amendment to the Participation Agreement between Midland National Life Insurance Company,  American Century Investment Services, Inc. and American Century Investment Management, Inc. (11)

(hh)       Summary Prospectus Agreement between Midland National Life Insurance Company and Fidelity Distributors Corporation. (11)

(ii)      Amendment to the Participation Agreement between Midland National Life Insurance Company and Janus Aspen Series. (11)

(jj)          Amendment to the Participation Agreement between Midland National Life Insurance Company, The Alger American Portfolios and Fred Alger & Company, Incorporated. (12)

(kk)       Amendment to the Participation Agreement between Midland National Life Insurance Company, Sammons Financial Network, LLC, AllianceBernstein L.P. and AllianceBernstein Investments, Inc. (12)

(ll)          Amendment to the Participation Agreement between Midland National Life Insurance Company, DWS Variable Series I, DWS Variable Series II, DWS Investments VIT Funds, DWS Investment Distributors, Inc. and Deutsche Investment Management Americas Inc. (12)

(mm)   Amendment to the Participation Agreement between Midland National Life Insurance Company, Eaton Vance Variable Trust and Eaton Vance Distributors, Inc. (12)

(nn)       Amendment to the Participation Agreement between Midland National Life Insurance Company, Sammons Financial Network, LLC, Lazard Asset Management Securities LLC and Lazard Retirement Series, LLC. (12)

(oo)       Amendment to the Participation Agreement between Midland National Life Insurance Company, Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust, Legg Mason Investor Services, LLC and Legg Mason Partners Fund Advisor, LLC. (12)

(pp)       Amendment to the Participation Agreement between Midland National Life Insurance Company, Lord Abbett Series Fund, Inc. and Lord Abbett Distributor LLC. (12)

(qq)       Amendment to the Participation Agreement between Midland National Life Insurance Company, Northern Lights Variable Trust and Northern Lights Distributors, LLC. (12)

(rr)         Amendment to the Participation Agreement between Midland National Life Insurance Company, PIMCO Variable Insurance Trust and PIMCO Investments LLC. (12)

(ss)         Amendment to the Participation Agreement between Midland National Life Insurance Company, Pioneer Variable Contracts Trust, Pioneer Investment Management, Inc., and Pioneer Funds Distributors, Inc. (12)

(tt)          Amendment to the Participation Agreement between Midland National Life Insurance Company, Royce Capital Fund and Royce Fund Services, Inc. (12)

(uu)       Participation Agreement between Midland National Life Insurance Company, First Life Investors Series Funds and First Investors Corporation (13)

(vv)       Participation Agreement between Midland National Life Insurance Company, Columbia Funds Variable Insurance Trust, Columbia Management Investment Advisers, LLC and Columbia Management Investment Distributors, Inc. (13)

(ww)    Participation Agreement between Midland National Life Insurance Company, Columbia Funds Variable Insurance Trust I, Columbia Management Investment Advisers, LLC and Columbia Management Investment Distributors, Inc. (13)

(xx)       Participation Agreement between Midland National Life Insurance Company, Columbia Funds Variable Series Trust II, Columbia Management Investment Advisers, LLC and Columbia Management Investment Distributors, Inc. (13)

(yy)       Participation Agreement between Midland National Life Insurance Company, Wanger Advisors Trust, Columbia Wanger Asset Management, LLC and Columbia Management Investment Distributors, Inc. (13)

(zz)        Participation Agreement between Midland National Life Insurance Company, ALPS Variable Investment Trust, ALPS Advisors, Inc and ALPS Portfolio Solutions Distributor, Inc. (14)

(aaa)     Participation Agreement between Midland National Life Insurance Company, American Funds Distributors, Inc., American Funds Service Company, Capital Research and Management Company, and the American Funds Insurance Series.  (14)

(bbb)    Participation Agreement between Midland National Life Insurance Company, Oppenheimer Variable Account Funds and Oppenheimer Funds, Inc.   (14)

(ccc)     Participation Agreement between Midland National Life Insurance Company, Sammons Financial Network, LLC.,  Transparent Value Trust, Guggenheim Partners Investment Management, LLC, and ALPS Distributors, Inc.  (14)

(ddd)    Amendment to the Participation Agreement between Midland National Life Insurance Company, BlackRock Variable Series Funds, Inc., and BlackRock Investments, LLC.  (14)

(eee)     Amendment to the Participation Agreement between Midland National Life Insurance Company, First Life Investors Series Funds and First Investors Corporation. (14)

(fff)       Participation Agreement between Midland National Life Insurance Company and T. Rowe Price. (15)

(ggg)          Amendment to the Participation Agreement between Midland National Life Insurance Company, Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust, Legg Mason Investor Services, LLC and Legg Mason Partners Fund Advisor, LLC. (15)

(9)   (a)     Opinion and Consent of Counsel (16)

        (b)     Power of Attorney (16)

(10) (a)     Consent of Eversheds-Sutherland (US) LLP (16)

      (b)     Consent of Independent Registered Public Accounting Firm (16)

(11) Not Applicable

(12) Not Applicable

(13) Performance Data Calculations (4)

  Incorporated herein by reference to Pre-Effective Amendment No. 2 for Form S-6 on April 23, 1997 (File No. 333-14061)
  Incorporated herein by reference to Post-Effective Amendment No. 5 for Form N-4 on February 23, 1998 (File No. 33-64016)
  Incorporated herein by reference to Post-Effective Amendment No. 6 for Form S-6 on February 15, 2001 (File No. 333-14061)

4.       Incorporated herein by reference to Post-Effective Amendment No. 5 for Form N-4 on April 28, 2003 (File No. 333-71800)

5.       Incorporated herein by reference to Initial N-4 Filing on June 7, 1993 (File 33-64016)

6.       Incorporated herein by reference to Post-Effective Amendment No. 4 for Form N-4 on April 29, 1997 (File No. 33-64016)

7.       Incorporated herein by reference to Post-Effective Amendment No. 12 for Form N-4 on April 28, 2008 (File No. 333-108437)

8.       Incorporated herein by reference to Pre-Effective Amendment No. 1 for Form N-4 on December 15, 2011  (File No. 333-176870)

9.       Incorporated herein by reference to Post-Effective Amendment No. 1 for Form N-4 on April 25, 2012  (File No. 333-176870)

10.    Incorporated herein by reference to Post-Effective Amendment No. 2 for Form N-4 on September 20, 2012  (File No. 333-176870)

11.    Incorporated herein by reference to Post-Effective Amendment No. 8 for Form N-6 on April 26, 2013 (File No. 333-148824)

12.    Incorporated herein by reference to Post-Effective Amendment No. 3 for Form N-4 on April 26, 2013 (File No. 333-176870)

13.    Incorporated herein by reference to Post-Effective Amendment No. 4 for Form N-4 on July 12, 2013 (File No. 333-176870)

14.    Incorporated herein by reference to Post-Effective Amendment No. 7 for Form N-4 on July 25, 2014 (File No. 333-176870)

15.    Incorporated herein by reference to Post-Effective Amendment No. 9 for Form N-4 on July 16, 2015 (File No. 333-176870)

16.    Filed herewith

17.    To be filed by amendment

Item 25. Directors and Officers of the Depositor

Name and Principal Business Address[1]	Position and Offices with Depositor
Esfandyar E. Dinshaw..............................	Chairman of the Board & Chief Executive Officer
Steven C. Palmitier[3].................................	President and Chief Operating Officer – Director
Darron K. Ash..........................................	Director
Willard Bunn, III......................................	Director
James Roderick Clark	Director
Thomas Corcoran.....................................	Director
William D. Heinz.....................................	Director
Heather Kreager.......................................	Director
Michael M. Masterson.............................	Director
James Parker............................................	Director
Robert R. TeKolste..................................	President - Annuity Division
William L. Lowe[4].....................................	President - Sammons Retirement Solutions
Rebecca L. Luloff[2]...................................	President - Shared Services
Anne Cooper............................................	Senior Vice President and Chief Human Resources Officer
Brian Hansen[3]..........................................	Senior Vice President, General Counsel & Secretary
Donald T. Lyons......................................	Senior Vice President
Timothy A. Reuer[2]...................................	Senior Vice President & Corporate Actuary
David Shaw..............................................	Senior Vice President & Chief Information Officer
Stacy Bagby.............................................	Vice President – Sales and Compliance Administration-SRS: Chief Compliance Officer of SEC Rule 38a-1
Daniel M. Kiefer......................................	Vice President, Chief Financial Officer & Treasurer
Melissa Scheuerman[4]...............................	Vice President - Business and Sales Development
Brent A. Mardis........................................	Vice President, Chief Risk Officer
Gary Brown[2]............................................	Vice President, Life New Business & Underwriting
Teri L. Ross..............................................	Vice President, Annuity New Business & Agency Services
Bradley W. Rosenblatt[3]............................	Vice President, Chief Distribution Officer – Specialty Markets and Vice President of Marketing Communications
Kirk P. Evans[4]..........................................	Vice President, Product Actuary & Risk Management – SRS
Jeremy A. Bill[2].........................................	Vice President of Life Product Development
Gerald R. Blair[3]........................................	Vice President, Chief Distribution and Sales Officer
Gregory J. Bonzagni[4]...............................	Vice President – National Sales
Cyndi Hall................................................	Vice President – Chief Compliance Officer
Nicholas Nelson.......................................	Vice President – Administration
Michael J. Arch[2].......................................	Associate Vice President - Internal Audit
Brett Agnew.............................................	Associate Vice President and Associate General Counsel
Richard T. Hicks[2].....................................	Associate Vice President, Advanced Processing Support
Randy D. Shaull[2]......................................	Associate Vice President & Actuary
John Robbins............................................	Associate Vice President – Variable Services, Policy Billing and Accounting
Dan Edsen................................................	Associate Vice President – Finance
Seth Nailor...............................................	Associate Vice President – Customer Service and Claims

  1Unless noted otherwise, the principal business address for each officer and director is 4350 Westown Parkway, West Des Moines, IA 50266

  2One Sammons Plaza, Sioux Falls, SD 57193-9991

  3525 W. Van Buren, Chicago, IL 60607

  44546 Corporate Drive, Suite 100, West Des Moines, IA 50266

  Item 26.  Persons Controlled By or Under Common Control With the Depositor or Registrant.

  The Depositor, Midland National Life Insurance Company (Midland) is an indirect subsidiary of Sammons Enterprises, Inc.  The Registrant is a segregated asset account of Midland.  Shares of Sammons Enterprises, Inc. are held by GreatBanc Trust Company, as Trustee of the Sammons Enterprises, Inc. Employee Stock Ownership Trust (ESOT).   Other direct or indirect subsidiaries of Sammons Enterprises, Inc. (SEI), as of December 31, 2016, are:

Name	Jurisdiction	Percent Of Voting Securities Owned
100 N. Cresent Holdings LLC	DE	100% by SBC Funding, LLC
100 N. Cresent LLC	DE	100% by 100 N. Cresent Holdings LLC
1888 Fund, Ltd	CYM	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
1900 Capital, Inc.	DE	100% by Compatriot Capital, Inc.
45-501,LLC	DE	100% by FX Leasing, LLC
45-502, LLC	DE	100% by FX Leasing, LLC
45-506, LLC	DE	100% by FX Leasing, LLC
5180 CLO LP	DE	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
9350 Civic Center Drive,LLC	DE	100% by 9350 Civic Center JV, LLC
9350 Civic Center JV, LLC	DE	50% by SBC Civic Center LLC
A24 Films, LLC	DE	35% by SBC Funding, LLC
Accretive Asset Management LLC	WA	100% by Guggenheim Partners Investment Management Holdings, LLC
ACEI Holdco, LLC	DE	100% by GPFT Holdco, LLC
ACEIG, LLC	DE	100% by Guggenheim Capital Enterprises, LLC
ACS Holdings LLC	DE	100% by Eldridge Equipment Finance LLC
ACS Nextant Holdings LLC	DE	100% by Airborne Capital Solutions LTD
Advisor Research Center, LLC	MD	100% by Rydex Fund Services, LLC
Adweek LLC	DE	100% by Mediabistro Holdings LLC
AF V - VII entities	DE	100% by Corporate Funding VI, LLC
AFSP Fund I Partners, LLC	DE	53.6% by Compatriot Capital, Inc.
Airborne Capital Solutions LTD	CYM	66.7% by ACS Holdings LLC
Aircraft Asset Holdings, LP	DE	24.2% by Guggenheim Aviation Partners, LLC
Aircraft Mgmt. Company, LLC	DE	100% by GPFT Holdco, LLC
AMC Investor Holdings LLC	DE	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
Amicus Investors LLC	DE	75% by Amicus Operating Partners LLC
Amicus Operating Partners LLC	DE	50% by Compatriot Capital, Inc.
Anchorage G Holdings, LLC	AK	100% by Guggenheim Life and Annuity Company
Ann Arbor City Apartments LLC	DE	50% by Compatriot Capital, Inc. 50% by Village Green Holding LLC
Argus Portfolios Holdings Ltd.	CYM	(No Ownership) Management by Guggenheim Partners, LLC
Argus Portfolios SPC	CYM	100% by Argus Portfolios Holdings Ltd.
ASG Mortgage Investors, LLC	DE	35.3% by 1900 Capital, Inc.
Asheville Resolution Corporation	DE	100% by Consolidated Investment Services, Inc.
Asset Consulting Group, LLC	DE	100% by GWM Holdco, LLC
Auberge Resorts Collection Fund LP	DE	(No Ownership) Management by GRE ARCF GP LLC
Aureus Group, LLC	DE	29.9% by Compatriot Capital, Inc.
Aurify Brands, LLC	NY	39.1% by SBC Funding, LLC
BA Seattle Aviation, LLC	KS	100% by Security Benefit Corporation
Ballinshire investment entities	DE	100% by EL Funding, LLC
Bandera Strategic credit Partners II, L.P.	DE	(No Ownership) Management by GPIM Holdings VII, LLC
BCBG Max Azria Global Holdings, LLC	DE	40% by Fashion Funding, LLC
BD-700-1A10 9147, LLC	DE	100% by FX Leasing, LLC
Bennington Stark Capital Company, LLC	DE	100% by The Liberty Hampshire Company, LLC
BFC Capital Company, LLC	DE	100% by The Liberty Hampshire Company, LLC
Billboard I, LLC	DE	100% by PGM Entertainment Group LLC
Billboard IP Holdings LLC	DE	50% by Billboard I, LLC
Bingham LP	DE	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
Biscay GSTF III, LLC	DE	100% by GLAC Holdings, LLC
Black Cat Football, LLC	KS	100% by Security Benefit Corporation
Bound Brook Capital Corporation	DE	100% by The Liberty Hampshire Company, LLC
Briggs Construction Equipment, Inc.	DE	100% by Consolidated Investment Services, Inc.
Briggs Equipment Mexico, Inc.	DE	100% by Briggs Equipment, Inc.
Briggs Equipment UK Limited	GBR	100% by Briggs UK Holdings, Inc.
Briggs Equipment, Inc.	DE	100% by Briggs International, Inc.
Briggs Equipment, S.A. de C.V.	MEX	99% by Briggs Equipment, Inc. 1% by Briggs Equipment Mexico, Inc.
Briggs International, Inc.	DE	100% by Consolidated Investment Services, Inc.
Briggs UK Holdings, Inc.	DE	100% by Consolidated Investment Services, Inc.
Cainhoy Land & Timber, LLC	DE	65.5% by GC Parent Holdings, LLC
Caprock Funding entities	DE	100% by LCLF investment entities
Carco Services, LLC	DE	100% by Guggenheim Services, LLC
Cardamom RE HQ, LLC	DE	100% by Security Benefit Corporation
CardCash Exchange, Inc.	DE	18.6% by CardCash Holdings, LLC
CardCash Holdings, LLC	DE	87.5% by SBC Funding, LLC
CCE Funding LLC	DE	100% by Compatriot Capital, Inc.
CCI Historic, Inc.	DE	100% by Compatriot Capital, Inc.
Cedar Springs (Cayman) Ltd.	CYM	100% by Cedar Springs Capital Company, LLC
Cedar Springs Capital Company, LLC	DE	100% by The Liberty Hampshire Company, LLC
CF-G Funding II, LLC	KS	100% by Gennessee Insurance Agency, LLC
CF-G Funding III, LLC	KS	100% by Gennessee Insurance Agency, LLC
CF-G Funding, LLC	DE	100% by Gennessee Insurance Agency, LLC
CH Funding, LLC	KS	100% by Security Benefit Corporation
CH Kansas, LLC	KS	100% by Security Benefit Corporation
Channel Capital Group Holdings, LLC	DE	38.3% by Nominee Holding Company, LLC
Channel Capital Group LLC	DE	100% by Channel Capital Group Holdings, LLC
Chelsea Creek Capital Company, LLC	DE	100% by The Liberty Hampshire Company, LLC
Clear Spring Life Insurance Company	TX	100% by Guggenheim Life and Annuity Company
CLIO Awards	DE	100% by Mediabistro Holdings LLC
Cohen Financial Services (DE), LLC	DE	100% by Pillar Financial, LLC
Community Investments, Inc.	DE	100% by Consolidated Investment Services, Inc.
Compatriot Capital, Inc.	DE	100% by Sammons Equity Alliance, Inc.
Concord Minutemen (Cayman) Ltd.	CYM	100% by Concord Minutemen Capital Company, LLC
Concord Minutemen Capital Company, LLC	DE	100% by The Liberty Hampshire Company, LLC
Consolidated Investment Services, Inc.	NV	100% by Sammons Enterprises, Inc.
Controladora Briggs de Mexico S. de R.L. de C.V.	MEX	99% by Briggs Equipment, Inc. 1% by Briggs Equipment Mexico, Inc.
Conway Capital, LLC	DE	100% by Guggenheim Life and Annuity Company
Copper River CLO Ltd	CYM	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
Corporate Funding V, LLC	DE	100% by GPFT Holdco, LLC
Corporate Funding VI, LLC	DE	100% by GPFT Holdco, LLC
Corporate Funding VIII, LLC	DE	100% by SL Funding, LLC
CP Aureus FSP, LP	DE	49.5% by AFSP Fund I Partners, LLC
Crown Point Capital Company, LLC	DE	100% by The Liberty Hampshire Company, LLC
Crown Point Funding (Cayman), Ltd.	CYM	100% by Crown Point Capital Company, LLC
Dark Star Media LLC	DE	100% by DS Funding LLC
DBI/ASG Mortgage Acquisition Fund I, LP	DE	55.4% by 1900 Capital, Inc.
DCP Funding LLC	DE	13% by DS dcp Holdings LLC
Deferred Compensation investment entities	DE	36-100% by GC Deferred Compensation I, LLC
DLPG, LLC	DE	100% by Guggenheim Insurance Holdco, LLC
DLSV 2015-1, LLC	KS	100% by Security Benefit Corporation
DNBR Funding, LLC	KS	100% by Dunbarre Insurance Agency, LLC
DS dcp Holdings LLC	DE	100% by Dark Star Media LLC
DS Funding LLC	DE	100% by EL Funding, LLC
DS Malecon Holdings LLC	DE	100% by Dark Star Media LLC
DS MB Holdings LLC	DE	100% by Dark Star Media LLC
DS PGM Holdings LLC	DE	100% by Dark Star Media LLC
Dunbarre Insurance Agency, LLC	DE	100% by Security Benefit Life Insurance Company
E2M Fund II Holdco, LP	DE	47.8% by Compatriot Capital, Inc. Management by E2M General Partner II, LLC
E2M General Partner II, LLC	DE	17.4% by Compatriot Capital, Inc.
E2M General Partner III, LLC	DE	30% by Compatriot Capital, Inc.
E2M Holdings, LLC	DE	30% by Compatriot Capital, Inc.
E2M Partners, LLC	DE	100% by E2M Holdings, LLC
E2M Strategic Fund (Fund A), LP	DE	80.5% by Compatriot Capital, Inc. Management by E2M General Partner III, LLC
E2M/SRC Investment Company, LLC	DE	37% by Compatriot Capital, Inc. 60% by E2M Fund II Holdco, LP
Edison IS Holdings, LLC	NJ	100% by Guggenheim Insurance Services, LLC
EFC Holdings I, LLC	DE	100% by GPFT Holdco, LLC
Efland Funding entities	DE	100% by Elsmere Insurance Agency, LLC
Eiger Fund I, LP	DE	38.8% by Compatriot Capital, Inc.
Eiger Partners, LP	DE	10% by Compatriot Capital, Inc.
EL Funding, LLC	DE	100% by SL Funding, LLC
Eldridge Business Services LLC	DE	99% by EL Funding, LLC
Eldridge Equipment Finance LLC	DE	100% by EL Funding, LLC
Eldridge Executive Services LLC	DE	99% by EL Funding, LLC
Eldridge Services Inc.	DE	100% by EL Funding, LLC
Elliott Bay Healthcare Realty Holdings LLC	DE	100% by SBC Funding, LLC
Elliott Bay Healthcare Realty LLC	DE	100% by Elliott Bay Healthcare Realty Holdings LLC
ELSL Funding entities	DE	100% by Elsmere Insurance Agency, LLC
Elsmere Insurance Agency, LLC	DE	100% by Guggenheim Life and Annuity Company
Energy Asset Holdings LLC	DE	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
Enterhealth, LLC	TX	21.3% by Sammons Capital, Inc.
Epic Preferred Hodlings LLC	DE	100% by ACS Holdings LLC
EPL property holding entities	DE	100% by Retail Investors III, LLC
EquiTrust Insurance Services, LLC	DE	100% by Guggenheim Insurance Services, LLC
EquiTrust Manager, LLC	DE	100% by Guggenheim Insurance Holdco, LLC
Eventine Funding, LLC	DE	100% by Elsmere Insurance Agency, LLC
Everest Fuel Management, LLC	DE	100% by Flight Options Holdings, Inc.
Fashion Funding, LLC	DE	100% by GLAC Holdings, LLC
Fifth Ave GSTF II, LLC	DE	100% by GLAC Holdings, LLC
Film Expo Group LLC	DE	100% by Mediabistro Holdings LLC
First Security Benefit Life Insurance and Annuity Company of New York	NY	100% by Security Benefit Corporation
FlexJet, LLC	DE	100% by One Sky Flight, LLC
Flight Options Holdings Inc.	DE	18% by Epic Preferred Holdings LLC
Flight Options, LLC	DE	100% by One Sky Flight, LLC
FMF Peakview LLC	DE	80% by Guggenheim Plus Leveraged LLC
Forklift Operations de Mexico, S.A. de C.V.	MEX	99% by Controladora Briggs de Mexico S. de R.L. de C.V. 1% by Briggs Equipment Mexico, Inc.
Forrestal Portfolios, LLC	DE	100% by Moore's Creek Capital Corporation
Four Six Four Aircraft ABC LLC	DE	100% by Four Six Four Aircraft LLC
Four Six Four Aircraft LLC	DE	100% by EL Funding, LLC
Franklin Park (Cyprus) Limited	CYP	100% by GGIC IIP Holdings LP
Franklin Park India, LLC	DE	100% by Infrastructure India Plc
Franklin Park Management, LLC	DE	100% by GGIC, Ltd.
FX Leasing, LLC	DE	100% by Airborne Capital Solutions LTD
G650 2014 Holdings, LLC	DE	100% by Guggenheim Aircraft Opportunity Master Fund, LP
GAIF II Aviation asset holding companies	DE	100% by Guggenheim Aviation Investment Fund II, LP
GAIF II Aviation U.S. Source asset holding companies	DE	100% by GAIF II U.S. Source Fund, LP
GAIF II FF Feeder Fund, L.P.	DE	(No Ownership) Management by Guggenheim Aviation Services II, LLP
GAIF II Services Group, LLC	DE	100% by Guggenheim Aviation Investment Fund II, LP
GAIF II U.S. Source Blocker, LP	DE	(No Ownership) Management by Guggenheim Aviation Services II, LLP
GAIF II U.S. Source Fund, LP	DE	(No Ownership) Management by Guggenheim Aviation Services II, LLP
GAIF II U.S. Source Services Group, LLC	DE	100% by GAIF II U.S. Source Fund, LP
GAOMF S/N 20272, LLC	DE	100% by Guggenheim Aircraft Opportunity Master Fund, LP
GASG Co-Investor Fund I, LP	DE	50% by 1900 Capital, Inc.
GC Deferred Compensation I, LLC	DE	100% by Guggenheim Capital, LLC
GC Deferred Compensation Offshore, Ltd.	CYM	100% by Guggenheim Capital International, Ltd.
GC Maple Leaf, Inc.	DE	100% by Guggenheim Partners Investment Management Holdings, LLC
GC New York, LLC	DE	99.5% by GC Parent Holdings, LLC
GC Orpheus Investors, LLC	DE	20.2% by Guggenheim Partners, LLC
GC Parent Holdings, LLC	DE	100% by Guggenheim Capital, LLC
GC Pilar Golf Investment, LLC	DE	100% by GC Parent Holdings, LLC
GC Repo, LLC	DE	100% by Guggenheim Partners, LLC
GC VIE Manager, LLC	DE	99.5% by Guggenheim Partners, LLC
GDCP Member, LLC	DE	100% by Guggenheim Corporate Funding, LLC
GDP property holding entities	DE	100% by Guggenheim Development Partners, Inc.
GDP-Pilara Lotes, LLC	DE	100% by GC Parent Holdings, LLC
Generation Financial Group, LLC	DE	50% by JLx3, LLC 50% by Guggenheim Partners, LLC
Generation Mortgage Company, LLC f/k/a Generation Mortgage Company	CA	100% by GFMH, LLC
Gennessee Insurance Agency, LLC	DE	100% by Security Benefit Life Insurance Company
GFMH, LLC f/k/a Generation Financial Mortgage, LLC	DE	83.3% by GPFT Holdco, LLC 12.9% by Generation Financial Group, LLC
GFP Green Inc.	CYM	100% by GGIC, Ltd.
GFP Peru Dunas Holdings, Inc.	CYM	100% by GGIC, Ltd.
GFP Wind Holdings, LLC	DE	100% by Franklin Park Management, LLC
GFPIC, L.P.	CYM	34.5% by GFPID, LLC
GFPID, LLC	DE	40% by GC Parent Holdings, LLC
GFS Funds Public Limited Company	IRL	(No Ownership) Management by GFS Management (Ireland) Limited
GFS Management (Ireland) Limited	IRL	100% by Guggenheim Fund Solutions, LLC
GFS MAP (Ireland) entities	IRL	(No Ownership) Management by Guggenheim Fund Solutions, LLC
GFS MAP (U.S.) entities	DE	(No Ownership) Management by Guggenheim Fund Solutions, LLC
GFS UCITS Fund Public Limited Compnay	IRL	(No Ownership) Management by GFS Management (Ireland) Limited
GGIC Greenbacker Funding Ltd.	CYM	100% by GGIC, Ltd.
GGIC IIP Holdings LP	CYM	100% by GGIC, Ltd. Management by GGIC IIP Holdings Ltd.
GGIC IIP Holdings Ltd.	CYM	100% by GGIC, Ltd.
GGIC KTI Holdings, Ltd.	CYM	100% by GGIC, Ltd.
GGIC Manager, LLC	DE	100% by GGIC, Ltd.
GGIC, Ltd.	GGY	100% by GFPIC, L.P.
GGT Diversified Alpha Cayman Funds	CYM	(No Ownership) Management by GGT GP LLC
GGT Diversified Alpha Fund LLC	DE	(No Ownership) Management by GGT Manager LLC
GGT Global Opportunities Master Fund (Cayman) LP	CYM	(No Ownership) Management by GGT GP LLC
GGT GP LLC	DE	100% by GGT Manager LLC
GGT Long/Short Diversified Equity Master Fund (Cayman) LP	CYM	(No Ownership) Management by GGT GP LLC
GGT Manager LLC	DE	100% by Guggenheim Holdings, LLC
GGT Trading Delaware LLC	DE	(No Ownership) Management by GGT GP LLC
GI Holdco II LLC	DE	100% by Guggenheim Partners, LLC
GI Holdco II Sub LLC	DE	100% by GI Holdco II LLC
GI Holdco LLC	DE	100% by GI Holdco II LLC
GIA Asia Holdings, Ltd.	CYM	100% by GWM Holdco, LLC
GIA Europe Holdings, Ltd.	CYM	100% by GWM Holdco, LLC
GIFS (Cayman) Ltd.	CYM	100% by GIFS Capital Company, LLC
GIFS Capital Company, LLC	DE	100% by Relationship Funding Company, LLC
Gila Bend Power Partners, LLC	DE	50% by Sammons Power Development, Inc.
GIM GP Ltd.	CYM	100% by Guggenheim Partners Investment Management, LLC
GIS Adminitrative Services, LLC	DE	100% by Guggenheim Insurance Services, LLC
GIV-X 4330, LLC	DE	100% by FX Leasing, LLC
GIV-X 4332, LLC	DE	100% by FX Leasing, LLC
GIV-X 4334, LLC	DE	100% by FX Leasing, LLC
GLAC GBM Investco, LLC	DE	100% by Guggenheim Life and Annuity Company
GLAC Holdings, LLC	DE	100% by GPFT Holdco, LLC
Global 6000 9568 Limited LDC	CYM	50% by GX 9568 Holdings I, LLC 50% by GX 9568 Holdings II, LLC
GM property holding companies	DE	100% by Retail Investors III, LLC
GMI GPIM, LLC	DE	100% by Guggenheim Manager, Inc.
GMI GPIMH, LLC	DE	100% by Guggenheim Manager, Inc.
GN Fund I, LLC	FL	100% by Guggenheim Nicklaus Partners, LLC
GN property holding entities	DE	100% by Guggenheim Nicklaus Partners, LLC
GNP property holding entities	DE	100% by Guggenheim-Nicklaus Fund I, Ltd.
GP Feeder Fund Management, LLC	DE	100% by GWM Holdco, LLC
GP Holdco, LLC	DE	99.5% by Guggenheim Partners, LLC
GP India Opportunities Feeder Fund, LP	CYM	(No Ownership) Management by Guggenheim Partners India GP, LLC
GPAM Holdings II, LLC	DE	100% by Guggenheim Partners Investment Management, LLC
GPAM Holdings IV, LLC	DE	100% by Guggenheim Partners Investment Management, LLC
GPAM Holdings, Inc.	DE	100% by Guggenheim Partners Investment Management Holdings, LLC
GPBLK, Inc.	DE	100% by GP Holdco, LLC
GPC Portfolio Companies	DE	(No Ownership) Management by Guggenheim Advisors, LLC
GPFT Holdco, LLC	DE	100% by GP Holdco, LLC
GPI Ventures, LLC	DE	100% by Asheville Resolution Corporation
GPI3, LLC	DE	(No Ownership) Management by TEK Financial, LLC
GPIM Holdings V, LLC	DE	100% by Guggenheim Partners Investment Management, LLC
GPIM Holdings VI, LLC	DE	100% by Guggenheim Partners Investment Management, LLC
GPIM Holdings VII, LLC	DE	100% by Guggenheim Partners Investment Management, LLC
GPIM Holdings VIII, Ltd.	CYM	100% by Guggenheim Partners Investment Management, LLC
GPIMH Sub, LLC	DE	100% by Guggenheim Partners Investment Management Holdings, LLC
GPM Center Court, LLC	DE	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
GRE ARCF GP LLC	DE	100% by Guggenheim Real Estate LLC
GRE Net Lease property holding companies	DE	67-100% by Guggenheim Real Estate Investment Trust Management by Guggenheim Real Estate Investment Trust
GRE property holding companies	DE	80-100% by Guggenheim Plus Leveraged LLC
GRE U.S. Property Fund GP LLC	DE	100% by Guggenheim Real Estate LLC
GRE U.S. Property Fund LP	DE	(No Ownership) Management by GRES GP LLC
Great Bridge Capital Company, LLC	DE	100% by The Liberty Hampshire Company, LLC
Green Lane CLO Ltd	CYM	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
GREI GP LLC	DE	100% by Guggenheim Real Estate LLC
GRES GP LLC	DE	100% by Guggenheim Trust Company LLC
GS Gamma Advisors, LLC	DE	50% by Guggenheim Partners Investment Management Holdings, LLC
GS Gamma Investments, LLC	DE	(No Ownership) Management by GS Gamma Management, LLC
GS Gamma Management, LLC	DE	50% by Guggenheim Partners Investment Management Holdings, LLC
GSA Manager LLC	DE	100% by GGT Manager LLC
GSA OPH LLC	DE	(No Ownership) Management by GSA Manager LLC
GSFI, LLC	DE	70% by Guggenheim Partners, LLC 30% by JLx3, LLC
GTVI Partners, LLC	DE	44.4% by Guggenheim Venture Partners, LLC
Guggenheim Access Funds	DE	(No Ownership) Management by GP Feeder Fund Management, LLC
Guggenheim Advisors (Cayman) Ltd.	CYM	100% by Guggenheim Advisors, LLC
Guggenheim Advisors Funds	CYM	(No Ownership) Management by Guggenheim Advisors, LLC
Guggenheim Advisors, LLC	DE	100% by Guggenheim Alternative Asset Management, LLC
Guggenheim Aircraft Opportunity Fund, LP	DE	(No Ownership) Management by Guggenheim Aircraft Opportunity GP, LLC
Guggenheim Aircraft Opportunity GP, LLC	DE	100% by Guggenheim Partners Investment Management, LLC
Guggenheim Aircraft Opportunity Master Fund, LP	DE	(No Ownership) Management by Guggenheim Aircraft Opportunity GP, LLC
Guggenheim Alpha Solutions Fund, LLC	DE	(No Ownership) Management by GPIM Holdings V, LLC
Guggenheim Alpha Solutions Fund, Ltd.	CYM	(No Ownership) Management by GPIM Holdings V, LLC
Guggenheim Alternative Asset Management, LLC	DE	100% by GPFT Holdco, LLC
Guggenheim Apsley Fund, L.P.	CYM	(No Ownership) Management by Guggenheim Apsley Holdings, LLC
Guggenheim Apsley Holdings, LLC	DE	100% by Guggenheim Partners Investment Management Holdings, LLC
Guggenheim Aviation GAP Holdco, LLC	DE	100% by Guggenheim Aviation Partners, LLC
Guggenheim Aviation GM Holdco, LLC	DE	100% by Guggenheim Manager, Inc.
Guggenheim Aviation GP Holdco, LLC	DE	100% by Guggenheim Partners, LLC
Guggenheim Aviation Investment Fund II, LP	DE	(No Ownership) Management by Guggenheim Aviation Services II, LLP
Guggenheim Aviation Offshore Investment Fund II, L.P.	CYM	(No Ownership) Management by Guggenheim Aviation Services II, Ltd.
Guggenheim Aviation Partners Limited	GBR	100% by Guggenheim Capital, LLC
Guggenheim Aviation Partners, LLC	DE	59.5% by Guggenheim Aviation GP Holdco, LLC
Guggenheim Aviation Services II, LLP	DE	50.7% by Aircraft Asset Holdings, LP 39.5% by Guggenheim Aviation GP Holdco, LLC
Guggenheim Aviation Services II, Ltd.	CYM	100% by Guggenheim Capital, LLC
Guggenheim CA, LLC	DE	100% by Guggenheim Partners Investment Management, LLC
Guggenheim Capital Enterprises, LLC	DE	99.5% by Guggenheim Capital, LLC
Guggenheim Capital International, Ltd.	CYM	100% by GC Parent Holdings, LLC
Guggenheim Capital Management (Asia) Private Limited	IND	99% by Guggenheim Partners Mauritius II, Ltd.
Guggenheim Capital, LLC	DE	35.2% by SAGE Assets, Inc.
Guggenheim Commercial Real Estate Finance (CA), Inc.	DE	100% by Guggenheim Commercial Real Estate Finance, LLC
Guggenheim Commercial Real Estate Finance, LLC	DE	100% by GPFT Holdco, LLC
Guggenheim Concinnity Capital Stewardship Fund, LLC	DE	(No Ownership) Management by GPIM Holdings VI, LLC
Guggenheim Concinnity Funds	CYM	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
Guggenheim Concourse L.P.	DE	99.9% by Guggenheim Plus Leveraged LLC
Guggenheim Concourse GP LLC	DE	100% by Guggenheim Plus Leveraged LLC
Guggenheim Corporate Funding, LLC	DE	100% by Guggenheim Partners Investment Management Holdings, LLC
Guggenheim Credit Services, LLC	DE	100% by Guggenheim Partners Investment Management Holdings, LLC
Guggenheim Development Partners, Inc.	DE	100% by GC Parent Holdings, LLC
Guggenheim Digital Media, LLC	DE	100% by GI Holdco II LLC
Guggenheim Disbursement Agent, LLC	DE	100% by Guggenheim Services, LLC
Guggenheim Energy LLC	DE	100% by Guggenheim Partners Investment Management Holdings, LLC
Guggenheim Energy Opportunities Fund, LP	DE	(No Ownership) Management by Guggenheim Energy LLC
Guggenheim Energy Opportunities Leveraged Fund, LP	DE	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
Guggenheim Enhanced Income Fund, LLC	DE	(No Ownership) Management by GPIM Holdings VI, LLC
Guggenheim Fund Solutions, LLC	DE	100% by GPFT Holdco, LLC
Guggenheim Funds Distributors, LLC	DE	100% by Guggenheim Funds Services, LLC
Guggenheim Funds Investment Advisors, LLC	DE	100% by Guggenheim Funds Services, LLC
Guggenheim Funds Services Holdings, LLC	DE	100% by Guggenheim Partners Investment Management Holdings, LLC
Guggenheim Funds Services, LLC	DE	100% by Guggenheim Funds Services Holdings, LLC
Guggenheim GGT (Swiss) Gmbh	CH	100% by Guggenheim Global Trading, LLC
Guggenheim Global Investments Public Limited Company	IRL	100% by Guggenheim Partners Investment Management, LLC
Guggenheim Global Trading, LLC	DE	99.5% by Guggenheim Manager Holdco, LLC
Guggenheim Golf Properties Investor, LLC	DE	99.5% by GC Parent Holdings, LLC
Guggenheim High Yield Plus Funds	DE	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
Guggenheim Holdco Sub II, LLC	DE	100% by GPFT Holdco, LLC
Guggenheim Holdco Sub, LLC	DE	100% by Guggenheim Insurance Services, LLC
Guggenheim Holdings, LLC	DE	99.5% by Guggenheim Partners, LLC
Guggenheim Insurance Holdco, LLC	DE	100% by GPFT Holdco, LLC
Guggenheim Insurance Services, LLC	DE	100% by Guggenheim Insurance Holdco, LLC
Guggenheim International, LLC	DE	100% by Guggenheim Corporate Funding, LLC
Guggenheim Investment Advisors (Europe) Limited	GBR	100% by GIA Europe Holdings, Ltd.
Guggenheim Investment Advisors (Hong Kong) Limited	HKG	100% by GIA Asia Holdings, Ltd.
Guggenheim Investment Advisors, LLC	DE	100% by GWM Holdco, LLC
Guggenheim Investor Services, LLC	DE	100% by GWM Holdco, LLC
Guggenheim Investors Fund LLC	DE	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
Guggenheim KBBO Partners Limited	Dubai	50% by Links Holdings LLC
Guggenheim Knights of Security, LLC	DE	100% by Guggenheim Partners, LLC
Guggenheim Life 1099 Reporting Company, LLC	DE	100% by Guggenheim Life and Annuity Company
Guggenheim Life and Annuity Company	DE	100% by GLAC Holdings, LLC
Guggenheim Loan Agent, LLC	DE	100% by GPFT Holdco, LLC
Guggenheim Loan Services Company, Inc.	CA	100% by Guggenheim Loan Services Company, LLC
Guggenheim Loan Services Company, LLC	DE	100% by Guggenheim Partners Investment Management Holdings, LLC
Guggenheim Management, LLC	DE	100% by Guggenheim Alternative Asset Management, LLC
Guggenheim Manager Holdco, LLC	DE	99.5% by Guggenheim Partners, LLC
Guggenheim Manager, Inc.	DE	100% by Guggenheim Capital, LLC
Guggenheim Media, LLC	DE	100% by GI Holdco II LLC
Guggenheim Mortgage Capital, LLC	DE	80% by Liberty Hampshire Holdings, LLC
Guggenheim Nicklaus Partners, LLC	DE	70% by GC Parent Holdings, LLC
Guggenheim Partners Advisory Company	SD	100% by Guggenheim Partners, LLC
Guggenheim Partners Covered Call Fund GP, L.L.C.	DE	99.5% by Guggenheim Partners, LLC
Guggenheim Partners Covered Call Fund, L.P.	DE	(No Ownership) Management by Guggenheim Partners Covered Call Fund GP, L.L.C.
Guggenheim Partners Europe Limited	IRL	100% by Guggenheim Partners Investment Management Holdings, LLC
Guggenheim Partners India GP, LLC	DE	67% by Guggenheim Partners India Holdings, LLC
Guggenheim Partners India Holdings, LLC	DE	100% by GPFT Holdco, LLC
Guggenheim Partners India Limited (Cayman)	CYM	100% by Guggenheim Partners India Holdings, LLC
Guggenheim Partners India Management, LLC	DE	100% by Guggenheim Partners India Holdings, LLC
Guggenheim Partners Investment Management Holdings, LLC	DE	99.5% by GI Holdco LLC
Guggenheim Partners Investment Management, LLC	DE	99.9% by Guggenheim Partners Investment Management Holdings, LLC
Guggenheim Partners Japan, Ltd.	JPN	100% by Links Holdings LLC
Guggenheim Partners London Premises Limited	UK	100% by Guggenheim Capital, LLC
Guggenheim Partners Mauritius I, Ltd.	MUS	100% by Guggenheim Partners India Limited (Cayman)
Guggenheim Partners Mauritius II, Ltd.	MUS	100% by Guggenheim Partners Mauritius I, Ltd.
Guggenheim Partners Opportunistic Investment Grade Securities Funds	CYM	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
Guggenheim Partners, LLC	DE	100% by Guggenheim Capital, LLC
Guggenheim Payroll Agent, LLC	DE	100% by Guggenheim Capital, LLC
Guggenheim Plus Acquisition LLC	DE	100% by Guggenheim Plus Leveraged LLC
Guggenheim Plus GP LLC	DE	100% by Guggenheim Real Estate LLC
Guggenheim Plus II GP, LLC	DE	100% by Guggenheim Real Estate LLC
Guggenheim Plus II L.P.	DE	(No Ownership) Management by Guggenheim Plus II GP, LLC
Guggenheim Plus L.P.	DE	(No Ownership) Management by Guggenheim Plus GP LLC
Guggenheim Plus Leveraged LLC	DE	60.7% by Guggenheim Real Estate Investment Trust 18.6% by Guggenheim Real Estate PLUS Trust 20.7% by Guggenheim Plus L.P. Management by Guggenheim Trust Company LLC
Guggenheim Premises I, LLC	DE	99.5% by Guggenheim Capital, LLC
Guggenheim Private Debt Fund Managing Member, LLC	DE	100% by Guggenheim Partners Investment Management, LLC
Guggenheim Private Debt Funds	DE	(No Ownership) Management by Guggenheim Private Debt Fund Managing Member, LLC
Guggenheim Proprietary Investor investment entities	CYM	100% by GC Deferred Compensation Offshore, Ltd.
Guggenheim Real Estate International Fund L.P.	CYM	(No Ownership) Management by GREI GP LLC
Guggenheim Real Estate Investment Trust	MA	(No Ownership) Management by Guggenheim Trust Company LLC
Guggenheim Real Estate LLC	DE	99.5% by GPFT Holdco, LLC
Guggenheim Real Estate PLUS Trust	SD	(No Ownership) Management by Guggenheim Trust Company LLC
Guggenheim Receivable Financing, LLC	DE	100% by Guggenheim Services, LLC
Guggenheim Retail Real Estate Partners, Inc.	DE	100% by GC Parent Holdings, LLC
Guggenheim SBC Holdings, LLC	DE	(No Ownership) Management by Guggenheim Knights of Security, LLC
Guggenheim Securities Holdings, LLC	DE	100% by GPFT Holdco, LLC
Guggenheim Securities International Ltd	UK	100% by Links Holdings LLC
Guggenheim Securities, LLC	DE	100% by Links Holdings LLC
Guggenheim Services, LLC	DE	99.5% by Guggenheim Capital, LLC
Guggenheim Specialized Products, LLC	DE	100% by Security Investors, LLC
Guggenheim Stella Multi-Strategy Fund, LP	DE	100% by Guggenheim Strategic Fund Management, LLC
Guggenheim Strategic Fund Management, LLC	DE	99.5% by Guggenheim Partners, LLC
Guggenheim Strategy Funds	CYM	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
Guggenheim Technology Ventures I, L.P.	DE	(No Ownership) Management by GTVI Partners, LLC
Guggenheim Transparent Value, LLC	DE	99.5% by Guggenheim Partners Investment Management Holdings, LLC
Guggenheim Treasury Services (Europe) Limited	GBR	100% by Liberty Hampshire International Limited
Guggenheim Treasury Services Corporation (N.Y.)	DE	100% by The Liberty Hampshire Company, LLC
Guggenheim Treasury Services International Limited	CYM	100% by The Liberty Hampshire Company, LLC
Guggenheim Treasury Services, LLC	DE	100% by Liberty Hampshire Holdings, LLC
Guggenheim Trust Assets, LLC	DE	100% by Guggenheim Securities, LLC
Guggenheim Trust Company LLC	SD	99.5% by Guggenheim Partners, LLC
Guggenheim Venture Partners, LLC	DE	100% by GPFT Holdco, LLC
Guggenheim-meZocliq Holdings, LLC	DE	100% by GPFT Holdco, LLC
Guggenheim-Nicklaus Fund I, Ltd.	FL	89.5% by Guggenheim Golf Properties Investor, LLC
GW Ocean, LLC	DE	50% by Guggenheim Partners Investment Management, LLC
GWM Holdco, LLC	DE	99.5% by Guggenheim Partners, LLC
GX 9568 Holdings I, LLC	DE	(No Ownership) Management by Guggenheim Aircraft Opportunity Master Fund, LP
GX 9568 Holdings II, LLC	DE	(No Ownership) Management by Guggenheim Aircraft Opportunity Master Fund, LP
Heights 2, LLC d/b/a WSGEV Holdings, LP	DE	100% by Compatriot Capital, Inc.
Herakles Investments, Inc.	DE	100% by Consolidated Investment Services, Inc.
Hesa GSTF V, LLC	DE	100% by GLAC Holdings, LLC
HHEP-DirecPath, LP	DE	25% by Sammons Capital, Inc.
HHEP-Directional, LP	DE	24.9% by Sammons Capital, Inc.
HHEP-Latrobe, LP	DE	24.9% by Sammons Capital, Inc.
Highland Peak investment entities	DE	100% by EL Funding, LLC
IDF I and II investment entities	DE	100% by Guggenheim Life and Annuity Company
IDF investment entities	DE	100% by Security Benefit Life Insurance Company
Infrastructure India Plc	DE	100% by Franklin Park (Cyprus) Limited
Internet Radio Funding, LLC	DE	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
IPEX LLC	DE	100% by Generation Financial Group, LLC
IPEX Services, LLC	DE	100% by IPEX LLC
Iron Hill CLO Limited	CYM	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
Jasmine Asset Funding Limited	CYM	100% by The Liberty Hampshire Company, LLC
Java Acquisition Company property holding entities	DE	100% by Guggenheim Retail Real Estate Partners, Inc.
JHCCI Leasing LLC	DE	50% by Compatriot Capital, Inc.
JL property holding entities	DE	100% by Retail Investors III, LLC
JLB 2728 Cedar Springs, LP	TX	70% by Compatriot Capital, Inc. 30% by JLB Partners LLC
JLB 99 West Paces Ferry LLC	TX	70% by Compatriot Capital, Inc. 30% by JLB Partners LLC
JLB BUILDERS LLC	TX	100% by JLB Partners LLC
JLB Center Street, LP	TX	70% by Compatriot Capital, Inc. 30% by JLB Partners LLC
JLB Fitzhugh, LP	TX	70% by Compatriot Capital, Inc. 30% by JLB Partners LLC
JLB McLean LLC	DE	39% by Compatriot Capital, Inc. 21.9% by JLB McLean Partners LP
JLB McLean Partners LP	DE	65.7% by JLB Partners LLC
JLB Partners LLC	DE	30% by Compatriot Capital, Inc.
JLB Poncey LLC	GA	70% by Compatriot Capital, Inc. 30% by JLB Partners LLC
JLB REALTY LLC	TX	100% by JLB Partners LLC
JLB RESIDENTIAL LLC	TX	100% by JLB Partners LLC
JLB Stafford Land LP	TX	70% by Compatriot Capital, Inc. 30% by JLB Partners LLC
JLB Winhall, LP	TX	70% by Compatriot Capital, Inc. 30% by JLB Partners LLC
JLI property holding entities	DE	100% by Retail Investors III, LLC
JLx3, LLC	DE	61.1% by Guggenheim Partners, LLC
Juneau IS Holdings, LLC	AK	100% by Guggenheim Insurance Services, LLC
KDC Holdings, LLC	DE	50% by E2M/SRC Investment Company, LLC
Kemps Landing Capital Company, LLC	DE	100% by The Liberty Hampshire Company, LLC
Kennecott Funding Ltd	CYM	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
KHCN LLC	DE	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
King Tech Holdings Ltd.	CYM	100% by GGIC KTI Holdings, Ltd.
King Tech International, Ltd.	CYM	100% by King Tech Holdings Ltd.
Kitts Hill Funding entities	DE	100% by LSFC entities
KLD Funding, LLC	DE	100% by The Liberty Hampshire Company, LLC
LCLF investment entities	DE	100% by Corporate Funding V, LLC
Legacy Capital Company, LLC	DE	100% by The Liberty Hampshire Company, LLC
Lexington Parker (Cayman) Ltd.	CYM	100% by Lexington Parker Capital Company, L.L.C.
Lexington Parker Capital Company, L.L.C.	DE	100% by The Liberty Hampshire Company, LLC
Liberty Hampshire Holdings, LLC	DE	99.5% by Guggenheim Capital, LLC
Links Holdings LLC	DE	99.5% by Guggenheim Partners, LLC
Links Holdings, Inc.	DE	100% by Guggenheim Partners, LLC
Lionel Holdings, LLC	DE	(No Ownership) Management by Guggenheim Corporate Funding, LLC
Longhorn Trail Ranch II, Ltd.	TX	40% by Compatriot Capital, Inc.
LS Mc Kinney 707-01, LLC	DE	100% by Guggenheim Retail Real Estate Partners, Inc.
LSB Funding LLC	DE	100% by LSBF Holdings LLC
LSFC entities	DE	100% by AF V - VII entities
Magma WCFF II Ltd	CYM	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
Malecon Entertainment LLC	DE	50% by DS Malecon Holdings LLC
Maranon Capital, LP	DE	35% by SBC Funding, LLC
Maranon Senior Credit IV, LLC	KS	100% by Security Benefit Corporation
MB Group Holdings LLC	DE	100% by DS MB Holdings LLC
Mediabistro Holdings LLC	NY	100% by MB Group Holdings
Mexcolift Servicios de Personnel S. de R.L. de C.V.	MEX	99% by Controladora Briggs de Mexico S. de R.L. de C.V. 1% by Briggs Equipment Mexico, Inc.
meZocliq LLC	DE	45.8% by Guggenheim-meZocliq Holdings, LLC
MF Master Seed Co, LLC	DE	100% by SBC Funding, LLC
MF Seed Co., LLC	DE	100% by MF Master Seed Co, LLC
Midland National Life Insurance Company	IA	100% by Sammons Financial Group, Inc.
Midland National Services Corporation, LLC	DE	100% by Midland National Life Insurance Company
Minerva Funding LLC	DE	100% by Guggenheim Life and Annuity Company
Minerva Holdings Ltd.	CYM	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
Minerva Holdings, LLC	DE	(No Ownership) Management by Guggenheim Corporate Funding, LLC
MNL Reinsurance Company	IA	100% by Midland National Life Insurance Company
Montacargas Yale, de Mexico S.A. de C.V.	MEX	99% by Briggs Equipment, Inc. 1% by Briggs Equipment Mexico, Inc.
Monterra investment entities	DE	100% by EL Funding, LLC
Moore's Creek Capital Corporation	DE	100% by The Liberty Hampshire Company, LLC
Morrow Park City Apartments LLC	DE	65.7% by VG Morrow Park Capital LLC
N318MM, LLC	KS	50% by Security Benefit Corporation
NC property holding entities	DE	100% by Retail Investors III, LLC
Nextant Aircraft 9017, LLC	OH	100% by Nextant Aircraft, LLC
Nextant Aircraft 9054, LLC	OH	100% by Nextant Aircraft, LLC
Nextant Aircraft, LLC	OH	100% by ACS Nextant Holdings LLC
NF - GPIM, LLC	KS	100% by Security Benefit Corporation
Nominee Holding Company, LLC	DE	100% by GPFT Holdco, LLC
North American Company for Life and Health Insurance	IA	100% by Sammons Financial Group, Inc.
Note Funding 1892, LLC	KS	100% by Security Benefit Corporation
Note funding 1892-2, LLC	KS	100% by Security Benefit Corporation
Note Funding II, LLC	KS	100% by Security Benefit Corporation
Note Funding OHA II, LLC	KS	100% by Security Benefit Corporation
Note Funding OHA, LLC	KS	100% by Security Benefit Corporation
Note Funding, LLC	KS	100% by Security Benefit Corporation
NZC Guggenheim Funds	DE	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
NZCG Feeder 1, L.P.	CYM	(No Ownership) Management by GPIM Holdings VIII, Ltd.
NZCG Funding	DE	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
One Sky Flight, LLC	DE	100% by Flight Options Holdings, Inc.
Optimus Funding Company, LLC	DE	100% by The Liberty Hampshire Company, LLC
OR property holding entities	DE	100% by Retail Investors III, LLC
Orpheus Funding, LLC	DE	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
Orpheus Holdings, LLC	DE	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
Otter, Inc.	OK	100% by Sammons Power Development, Inc.
Padfield AH, LLC	DE	100% by SL Funding, LLC
Paragon GBM Investco, LLC	DE	100% by Paragon Life Insurance Company of Indiana
Paragon Life Insurance Company of Indiana	IN	100% by PLIC Holdings, LLC
Parkway Mortgage, Inc.	DE	100% by Consolidated Investment Services, Inc.
Pathfinder Conservation Holdings, Inc.	DE	100% by Consolidated Investment Services, Inc.
Pathfinder Renewable Wind Energy, LLC	WY	35.3% by Sammons Power Development, Inc.
PC-12/47E 1525, LLC	DE	100% by SA Leasing, LLC
PC-12/47E 1533, LLC	DE	100% by SA Leasing, LLC
PD Holdings LLC	DE	100% by SBC Funding, LLC
PGM Entertainment Group LLC	DE	100% by Prometheus Global Media, LLC
PGM-MG Holdings LLC	DE	100% by Mediabistro Holdings LLC
Pilar Holdings, LLC	FL	88.4% by GC Pilar Golf Investment, LLC
Pilara Lotes II, LLC	DE	100% by GC Deferred Compensation I, LLC
Pillar Capital Finance, LLC	DE	100% by Pillar Financial, LLC
Pillar Financial, LLC	DE	19.6% by GPFT Holdco, LLC
Pillar Multifamily, LLC	DE	100% by Pillar Financial, LLC
PLIC Holdings, LLC	DE	100% by Guggenheim Insurance Holdco, LLC
Primary issue Anchor Separate Account LLC	DE	100% by EL Funding, LLC
Prometheus Global Media Holdings, LLC	DE	60% by DS PGM Holdings LLC
Property Disposition, Inc.	DE	100% by Sammons Financial Group, Inc.
RC property holding entities	DE	100% by Retail Investors III, LLC
Relationship Funding (Cayman) Ltd.	CYM	100% by The Liberty Hampshire Company, LLC
Relationship Funding Company, LLC	DE	100% by The Liberty Hampshire Company, LLC
Replay Technology Funding, LLC	DE	100% by SBC Funding, LLC
Retail Investors I, LLC	DE	49% by Stonefire Investors, LLC 51% by Stonebridge Investors I, LLC
Retail Investors III, LLC	DE	99.5% by Guggenheim Life and Annuity Company Management by Stonebridge Investors III, LLC
RHDFJ Partners, LP	TX	50% by JLB Partners LLC 50% by Compatriot Capital, Inc.
Ridgefield Funding Company, LLC	DE	100% by The Liberty Hampshire Company, LLC
RTF Holdings LLC	DE	68.8% by ACEI Holdco, LLC
Rydex Fund Services, LLC	KS	100% by Rydex Holdings, LLC
Rydex Holdings, LLC	KS	100% by Guggenheim Partners Investment Management Holdings, LLC
SA Leasing, LLC	DE	100% by Airborne Capital Solutions LTD
Saadiyat GSTF IV, LLC	DE	100% by GLAC Holdings, LLC
Saganaw Insurance Agency, LLC	DE	100% by Guggenheim Life and Annuity Company
SAGE Assets, Inc.	DE	100% by Sammons Equity Alliance, Inc.
SAILES 2, LLC	DE	100% by SAILES 2-0, LLC
SAILES 2-0, LLC	DE	100% by Security Benefit Life Insurance Company
Sammons BW, Inc.	DE	100% by Sammons Distribution Holdings, Inc.
Sammons Capital, Inc.	DE	100% by Sammons Equity Alliance, Inc.
Sammons Corporation	DE	100% by Consolidated Investment Services, Inc.
Sammons Distribution Holdings, Inc.	DE	100% by Consolidated Investment Services, Inc.
Sammons Enterprises, Inc.	DE	100% by Sammons Enterprises, Inc. ESOT
Sammons Equity Alliance, Inc.	DE	100% by Consolidated Investment Services, Inc.
Sammons Financial Group, Inc.	DE	100% by Consolidated Investment Services, Inc.
Sammons Financial Network, LLC	DE	100% by Sammons Securities, Inc.
Sammons Power Development, Inc.	DE	100% by Sammons Equity Alliance, Inc.
Sammons Retirement Solutions, Inc.	DE	100% by Sammons Financial Group, Inc.
Sammons Securities, Inc.	DE	100% by Sammons Financial Group, Inc.
Sands Point Funding Ltd	CYM	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
Sandy Point Capital Company, LLC	DE	100% by The Liberty Hampshire Company, LLC
Saratoga (Cayman) Ltd.	CYM	100% by The Liberty Hampshire Company, LLC
Saratoga Springs Capital Company, LLC	DE	100% by The Liberty Hampshire Company, LLC
Saxondale Funding, LLC	DE	100% by Saganaw Insurance Agency, LLC
SB Carco Holdings, LLC	KS	100% by Security Benefit Corporation
SB Carco, LLC	KS	100% by SB Carco Holdings, LLC
SB Custody, LLC	DE	100% by Guggenheim SBC Holdings, LLC
SB Directional Aviation LLC	DE	100% by SBC Funding, LLC
SB I property holding entities	DE	100% by Retail Investors I, LLC
SB II property holding entities	DE	100% by Retail Investors I, LLC
SB Private Investments, LLC	DE	100% by Guggenheim SBC Holdings, LLC
SB property holding entities	DE	100% by Retail Investors III, LLC
SB real estate holding entities	DE	100% by Guggenheim Retail Real Estate Partners, Inc.
SBC Civic Center LLC	DE	100% by SBC Funding, LLC
SBC Funding II, LLC	KS	100% by EL Funding, LLC
SBC Funding, LLC	KS	100% by Monterra Investment entities
SBC Investors LLC	DE	(No Ownership) Management by Guggenheim Knights of Security, LLC
SBL Holdings, Inc.	KS	100% by Security Benefit Corporation
SBTree, Inc.	DE	100% by Guggenheim Partners, LLC
Scottwell Funding, LLC	DE	100% by Saganaw Insurance Agency, LLC
se2 Holdco, LLC	KS	100% by Security Benefit Corporation
se2 Holdings, Inc.	KS	93.2% by se2 Holdco, LLC
se2 Holdings, LLC	DE	100% by Guggenheim SBC Holdings, LLC
se2, LLC	KS	100% by se2 Holdings, Inc.
Se2Information Services Ireland Limited	Ireland	100% by se2 Holdings, Inc.
SecBen GBM Investco, LLC	DE	100% by Security Benefit Life Insurance Company
Security Benefit Academy, Inc.	KS	100% by Security Benefit Corporation
Security Benefit Asset Management Holdings, LLC	KS	100% by GI Holdco II LLC
Security Benefit Business Services, LLC	KS	100% by Security Benefit Corporation
Security Benefit Corporation	KS	100% by Guggenheim SBC Holdings, LLC
Security Benefit Life Insurance Company	KS	100% by Security Benefit Corporation
Security Distributors, Inc.	KS	100% by Security Benefit Life Insurance Company
Security Financial Resources, Inc.	KS	100% by Security Benefit Corporation
Security Investors, LLC	KS	100% by Rydex Holdings, LLC
Sentient Holdings, LLC	DE	100% by One Sky Flight, LLC
Sentient Jet Charter, LLC	DE	100% by Sentient Holdings, LLC
Sentient Jet, LLC	DE	100% by Sentient Holdings, LLC
Sentry Funding entities	DE	100% by Saganaw Insurance Agency, LLC
Seven Sticks CLO Ltd.	CYM	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
Seven Sticks, LLC	SC	100% by Cainhoy Land & Timber, LLC
SFVII GP, LLC	DE	100% by Guggenheim Fund Solutions, LLC
SIA Funding, LLC	DE	100% by Saganaw Insurance Agency, LLC
Sibella Funding, LLC	DE	100% by Saganaw Insurance Agency, LLC
Sifton Road Funding, LLC	DE	100% by Saganaw Insurance Agency, LLC
Ski Partners II, LLC	DE	32.8% by Compatriot Capital, Inc.
Ski Partners, LLC	DE	32.7% by Compatriot Capital, Inc.
SL Funding, LLC	DE	100% by Guggenheim SBC Holdings, LLC
Slate Rock, LLC	DE	(No Ownership) Management by Guggenheim Securities Holdings, LLC
Slauson Investors LLC	DE	96% by Guggenheim Plus Leveraged LLC
SLBCA Holding LLC	DE	50% by CCI Historic, Inc. 50% by Village Green Holding LLC
SLF II-McCarty Investors II, LP	TX	69.5% by Compatriot Capital, Inc.
SLF II-McCarty Investors, LP	TX	22% by Compatriot Capital, Inc.
Sojourn Aviation Company, LLC	DE	100% by Flight Options Holdings, Inc.
Solberg Reinsurance Company	IA	100% by Midland National Life Insurance Company
Soo Line Building City Apartments LLC	DE	85% by SLBCA Holding LLC
South Blacktree Agency, LLC	DE	100% by SBTree, Inc.
SRI Ventures, LLC	DE	100% by Compatriot Capital, Inc.
Stellar Funding Ltd	CYM	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
Stone Secured investment entities	DE	100% by EL Funding, LLC
Stonebriar Commercial Finance LLC	DE	100% by Stonebriar Finance Holdings LLC
Stonebriar Finance Holdings LLC	DE	93.9% by Stonebriar Holdings LLC
Stonebriar Holdings LLC	DE	100% by Eldridge Equipment Finance LLC
Stonebriar IFH LLC	DE	100% by Stonebriar Finance Holdings LLC
Stonebridge Investors I, LLC	DE	99.5% by GC Parent Holdings, LLC
Stonebridge Investors III, LLC	DE	100% by Guggenheim Retail Real Estate Partners, Inc.
Stonefire Investors, LLC	DE	100% by Guggenheim Life and Annuity Company
Sudbourne Funding, LLC	DE	100% by Saganaw Insurance Agency, LLC
TB property holding entities	DE	100% by Retail Investors III, LLC
TB Rochester 688, LLC	DE	100% by Guggenheim Retail Real Estate Partners, Inc.
TEK Financial, LLC	DE	99.5% by Guggenheim Partners, LLC
Terrabyte Development, LLC	DE	100% by Guggenheim Retail Real Estate Partners, Inc.
The Hollywood Reporter	DE	100% by PGM Entertainment Group LLC
The Liberty Hampshire Capital Company, LLC	DE	100% by The Liberty Hampshire Company, LLC
The Liberty Hampshire Company, LLC	DE	100% by Guggenheim Treasury Services, LLC
theAudience, Inc.	DE	11.4% by SBC Funding, LLC
Thomas Creek Capital Corporation	DE	100% by The Liberty Hampshire Company, LLC
Thomas Weisel India Opportunity Fund, LP	DE	(No Ownership) Management by Guggenheim Partners India GP, LLC
TK property holding entities	DE	100% by Retail Investors III, LLC
Toledo-MNG, LLC	DE	90.6% by GC Pilar Golf Investment, LLC
Toledo-SLS, LLC	DE	90.6% by GC Pilar Golf Investment, LLC
Tomorrow, LLC	DE	100% by Guggenheim Life and Annuity Company
Transparent Value Advisors, L.L.C.	DE	100% by Transparent Value, L.L.C.
Transparent Value Private Limited	IND	100% by Transparent Value, L.L.C.
Transparent Value, L.L.C.	DE	100% by Guggenheim Transparent Value, LLC
Trigger Investco, LLC	DE	100% by Security Benefit Life Insurance Company
Tustin-Michelle Partners LLC	DE	100% by Guggenheim Plus Leveraged LLC
UQ 720 Partners, LP	DE	95% by Compatriot Capital, Inc.
Valcour Bay Capital Company, LLC	DE	100% by The Liberty Hampshire Company, LLC
Venice GSTF I, LLC	DE	100% by GLAC Holdings, LLC
VG Morrow Park Capital LLC	DE	84.8% by Compatriot Capital, Inc. 15.2% by Village Green Holding LLC
VGH St. Louis LLC	DE	100% by Village Green Holding LLC
Village Green Communications LLC	DE	100% by Village Green Holding LLC
Village Green Construction LLC	DE	100% by Village Green Holding LLC
Village Green Development Holding LLC	DE	100% by Village Green Holding LLC
Village Green Holding LLC	DE	46.7% by CCI Historic, Inc.
Village Green Management Company LLC	DE	100% by Village Green Holding LLC
V-Suites LLC	DE	100% by Village Green Holding LLC
Washington Lee Capital Company, LLC	DE	100% by The Liberty Hampshire Company, LLC
Wattage Finance LLC	DE	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
WB property holding entities	DE	100% by Retail Investors III, LLC
White Plains Capital Company, LLC	DE	100% by The Liberty Hampshire Company, LLC
Wind Investors I, LLC	DE	100% by GFP Wind Holdings, LLC
XONM 2012, Inc.	DE	100% by XONM LLC
XONM Capital LLC	DE	100% by XONM LLC
XONM Funding LLC	DE	100% by XONM Capital LLC
XONM LLC	DE	100% by Guggenheim Mortgage Capital, LLC

  Item 27. Number of Contract Owners

  LiveWell Variable Annuity - As of March 31, 2017 –

  4,660 Non-Qualified

  1,822 Qualified

  Item 28. Indemnification

  Midland National Life Insurance Company indemnifies actions against all officers, directors, and employees to the full extent permitted by Iowa law.  This includes any threatened, pending, or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative.  Such indemnification includes expenses, judgments, fines, and amounts paid in settlement of such actions, suits, or proceedings.

  Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

  Item 29a. Relationship of Principal Underwriter to Other Investment Companies

  In addition to Midland National Life Separate Account C, Sammons Financial Network, LLC, the principal underwriter/distributor of the Registrant, is also the principal underwriter/distributor for variable universal life policies issued through Midland National Life Separate Account A.

  Item 29b. Principal Underwriters

  The directors and principal officers of Sammons Financial Network, LLC are as follows:

Name and Principal Business Address	Positions and Offices with Sammons Financial Network, LLC
William L. Lowe 4546 Corporate Drive, Suite 100 West Des Moines, IA 50266	Chief Executive Officer & President
Holley Taylor 4546 Corporate Drive, Suite 100 West Des Moines, IA 50266	Chief Compliance Officer, Broker Dealer-SFN
Arlen Dykhuis 4546 Corporate Drive, Suite 100 West Des Moines, IA 50266	FinOps Principal
Brett Agnew 4350 Westown Parkway West Des Moines, IA 50266	Corporate Secretary

  Item 29c. Compensation of Principal Underwriters

  The following commissions and other compensation were received by each principal underwriter, directly or indirectly, from the Registrant with respect to these Contracts (File No. 333-176870) during the Registrant's last fiscal year:

(1) Name of Principal Underwriter	(2) Net Underwriting Discounts and Commissions*	(3) Compensation on Redemption	(4) Brokerage Commissions	(5) Other Compensation**
Sammons Financial Network, LLC	$10,723,907.65	$0	$0	$2,153,422.51

  *Represents commissions paid on the LiveWell Variable Annuity.

  **Represents an underwriting fee paid to Sammons Financial Network, LLC for LiveWell Variable Annuity contract under Separate Account C.

   Item 30. Location of Accounts and Records

  The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by Midland National Life Insurance Company at 4350 Westown Parkway, Suite 300, West Des Moines, IA 50266 and 525 West Van Buren, Chicago, IL 60607 and 200 SW 6th Avenue, Topeka, Kansas 66603-3704.

  Item 31. Management Services

  No management related services are provided to the Registrant, except as discussed in Parts A and B.

  Item 32. Undertakings and Representations

  (a) A post-effective amendment to this registration statement will be filed as frequently as is necessary to ensure that the audited financial statement in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

  (b) Any application to purchase a contract offered by the prospectus will include a space that an applicant can check to request a Statement of Additional Information.

  (c) Any Statement of Additional Information and any financial statements required to be made available under this Form will be delivered promptly upon written or oral request.

  (d) Midland National Life Insurance Company represents that all fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and the risk assumed by Midland National Life Insurance Company.

  Section 403(b) Representation

  Registrant represents that it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88), regarding sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, in connection with redeemability restrictions on Section 403(b) Contracts, and that paragraphs numbered (1) through (4) of that letter will be complied with.

  SIGNATURES

  Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Midland National Life Separate Account C, certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in Chicago, Illinois this 25th day of  April, 2017.

  By:  MIDLAND NATIONAL LIFE SEPARATE

          ACCOUNT C (REGISTRANT)

  Attest:   *                                                                                  By:            *

                                                                                                            Esfandyar E. Dinshaw                                                                                               Chairman of the Board

  By:  MIDLAND NATIONAL LIFE

          INSURANCE COMPANY (DEPOSITOR)

  Attest:  *                                                                                   By:            *

                                                                                                            Esfandyar E. Dinshaw

                                                                                                            Chairman of the Board

  Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

                         Signatures                                                                          Title

  /s/  *                                                                        Chairman of the Board of Directors, Chief Executive Officer

        Esfandyar E. Dinshaw                                 (Principal Executive Officer)

  /s/  *                                                                        Director, President & Chief Operating Officer

        Steven C. Palmitier

  /s/ *                                                                         Vice President & Chief Financial Officer

        Daniel M. Kiefer                                          (Principal Financial & Accounting Officer)

  /s/  *                                                                          Director

        Darron K. Ash

  /s/  *                                                                         Director

        James Roderick Clark

  /s/  *                                                                         Director

         Willard Bunn, III

  /s/  *                                                                         Director

       Thomas Corcoran

  /s/  *                                                                         Director

        William D. Heinz

  /s/ *                                                                         Director

        Heather Kreager

  /s/ *                                                                         Director

       James Parker

  *By:  /s/ Stacy Bagby                                                         Date: April 25, 2017

                  Stacy Bagby

                  Attorney-in-Fact

                  Pursuant to Power of Attorney

  Registration No. 333-176870

  Post-Effective Amendment #11

  SECURITIES AND EXCHANGE COMMISSION

  WASHINGTON, D.C. 20549

  EXHIBITS

  TO

  FORM N-4

  REGISTRATION STATEMENT

  UNDER

  THE SECURITIES ACT OF 1933

  FOR

  MIDLAND NATIONAL LIFE SEPARATE ACCOUNT C

  AND

  MIDLAND NATIONAL LIFE INSURANCE COMPANY

  EXHIBIT INDEX

Item	Exhibit
24(b)(4)(b)	Optional LiveWell Value Endorsement
24(b)(9)(a)	Opinion and Consent of Counsel
24(b)(9)(b)	Power of Attorney
24(b)(10)(a)	Consent of Eversheds-Sutherland (US) LLP
24(b)(10)(b)	Consent of Independent Registered Public Accounting Firm

  24(b)(4)(b) Optional Value Endorsement

  ADDITIONAL BENEFITS SPECIFICATIONS PAGE

  [Surrender Charge Variable Annuity Endorsement]

  ENDORSEMENT CHARGE: [-.20% ]

  FREE WITHDRWAL AMOUNT: [10%]
  (% of Remaining Premium on Contract
  Anniversary less than [6yrs] old)

WITHDRAWAL/SURRENDER CHARGES

Number of Years Since Premium Payment Date	0	1	2	3	4	5 or more
Surrender Charge (% of premium withdrawn or surrendered in excess of the Free Withdrawal Amount)	7%	6%	5%	4%	3%	0%

Number of Years Since Premium Payment Date	0	1	2	3	4	5	6 or more
Surrender Charge (% of premium withdrawn or surrendered in excess of the Free Withdrawal Amount)	7%	6%	5%	4%	3%	2%	0%

Number of Years Since Premium Payment Date	0	1	2	3	4	5	6	7 or more
Surrender Charge (% of premium withdrawn or surrendered in excess of the Free Withdrawal Amount)	8%	7%	6%	5%	4%	3%	2%	0%

  24(b)(9)(a)

  [Sammons Financial Group Letterhead]

  April 25, 2017

  The Board of Directors

  Midland National Life Insurance Company

  Des Moines, Iowa

  Directors:

  With reference to the Registration Statement for Midland National Life Separate Account C filed on Form N-4 (File number 333-176870 Post-Effective Amendment No. 11) with the Securities and Exchange Commission covering flexible premium deferred variable annuity policies, I have examined such documents and such law as I considered necessary and appropriate, and on the basis of such examination, it is my opinion that:

  1.      Midland National Life Insurance Company is duly organized and validly existing under the laws of the State of Iowa and has been duly authorized to issue individual flexible premium deferred variable annuity contracts by the Department of Insurance of the State of Iowa.

  2.      The Midland National Life Insurance Company Separate Account C is a duly authorized and existing separate account established pursuant to the provisions of the Iowa Statutes.

  3.      The flexible premium deferred variable annuity contracts, when issued as contemplated by said Form N-4 Registration Statement, will constitute legal, validly issued and binding obligations of Midland National Life Insurance Company.

  I hereby consent to the filing of this opinion as an Exhibit to said Form N-4 Registration Statement.

  Sincerely,

  /s/ Brian Hansen

  Brian Hansen

  Senior Vice President, General Counsel & Secretary

  [24(b)(9)(b) - POA]

  POWER OF ATTORNEY

  The undersigned Directors and Officers of Midland National Life Insurance Company, an Iowa corporation (the “Company”), hereby constitute and appoint Brian Hansen, Brett L. Agnew and Stacy Bagby and each of them (with full power to each of them to act alone), its true and lawful attorney-in-fact and agent, with full power of substitution to each, for it and on its behalf and in its name, place and stead, to execute and file any of the documents referred to below relating to registrations under the Securities Act of 1933 (including but not limited to: 33-16354; 33-76318; 333-14061; 333-14081; 333-80975; 333-58300; 333-148111; 333-148824; 333-153825; 333-119088; 333-108437; 333-71800; 33-64016; 333-128910; 333-128978; 333-176870) and if applicable under the Investment Company Act of 1940 (including but not limited to: 811-05271; 811-07772) with respect to any insurance contract(s): registration statements on any form or forms under the Securities Act of 1933 and under the Investment Company Act of 1940, and any and all amendments and supplements thereto, with all exhibits and all instruments necessary or appropriate in connection therewith, each of said attorneys-in-fact and agents and they or their substitutes being empowered to act with or without the others or other, and to have full power and authority to do or cause to be done in the name and on behalf of the undersigned each and every act and thing requisite and necessary or appropriate with respect thereto to be done in and about the premises in order to effectuate the same, as fully to all intents and purposes as the undersigned might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may do or cause to be done by virtue thereof.

  The consent of each of the undersigned Directors and Officers to the above-stated Power of Attorney, evidenced by writing their individual signatures below, are given with the intent to make such resolution effective as of the date specified above without regard to the date(s) such signatures may actually be written on this Power of Attorney.  This Power of Attorney may be executed by the Directors and Officers in one or more counterparts and each executed counterpart shall be deemed an original and all such executed counterparts when taken together shall be the consent to the Power of Attorney by the undersigned Directors and Officers.

  IN WITNESS WHEREOF, the undersigned has hereunto set his hand, this            day of

  February, 2017.

  SIGNATURE                                         DATE               SIGNATURE                                         DATE

  /s/Darron K. Ash                                   3/24/17             /s/Willard Bunn, III                                 3/29/17

  Darron K. Ash                                                              Willard Bunn, III

  /s/James Roderick Clark                        3/24/17             /s/Thomas Corcoran                               3/24/17

  James Roderick Clark                                                   Thomas Corcoran

  /s/Esfandyar E. Dinshaw                        3/24/17             /s/William D. Heinz                              4/3/17

  Esfandyar E. Dinshaw                                                  William D. Heinz

  /s/Daniel M. Kiefer                                3/31/17             /s/Heather Kreager                                3/24/17

  Daniel M. Kiefer                                                          Heather Kreager

  /s/Michael M. Masters                           3/31/17             /s/ Steven C. Palmiter                            3/31/17

  Michael M. Masterson                                                  Steven C. Palmitier

  /s/James Parker                                    3/24/17

  James Parker    [24(b)(10)(a) Eversheds-Sutherland (US) Consent]

  [Eversheds-Sutherland  Letterhead]

  April 25, 2017

  Midland National Life Insurance Company

  One Sammons Plaza

  Sioux Falls, SD  57193

Re:	LiveWell VA File No. 333-176870, Post-Effective Amendment # 11

  Gentlemen:

              We hereby consent to the reference to our name under the caption “Legal Matters” in the Prospectus and the Statement of Additional Information filed as part of the Post-Effective Amendment No. 11 to the Registration Statement on Form N-4 filed by Midland National Life Insurance Company Separate Account C for certain variable annuity contracts (File No. 333-176870).  In giving this consent, we do not admit that we are in the category of persons whose consent is required under Section 7 of the Securities Act of 1933, as amended.

  Very truly yours,

  Eversheds-Sutherland (US) LLP

  /s/            Frederick R. Bellamy

                                                                             Frederick R. Bellamy

  [24(b)(10)(b) PWC Consent]

  CONSENT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

  We hereby consent to the use in this Post-Effective Amendment No. 11 to the Registration Statement on Form N-4 (File No. 333-176870 and 811-07772) of our report dated April 24, 2017, relating to the financial statements and financial highlights of Midland National Life Insurance Company Separate Account C and the report dated March 30, 2017, relating to the financial statements of Midland National Life Insurance Company, which appear in such Registration Statement.  We also consent to the references to us under the headings "Financial Matters" and “Financial Statements” in such Registration Statement.

  PricewaterhouseCoopers LLP

  Des Moines, Iowa

  April 25, 2017